AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2003
-----------------------------------------------------------------------

                                                            FILE NOS. 333-102934
                                                                       811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 1

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 21

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                HUGH D. BOHLENDER, ESQUIRE
FOLEY & LARDNER                         ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                     3100 SANDERS ROAD
SUITE 500                               SUITE J5B
WASHINGTON, D.C. 20007                  NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on July 15, 2003, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.


                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a new combined prospectus and combined statement of additional information (collectively "New Prospectus and SAI"), and additional exhibits related to the variable annuity contracts ("Contracts") described in the Registration Statement as the Allstate Advisor and Allstate Advisor Preferred Contracts. The New Prospectus and SAI describe different variable investment alternatives and surrender charge schedule options that will be available under the Contracts when sold through the SunTrust bank channel. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-800-203-0068                 PROSPECTUS DATED JULY 15, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("Allstate Life") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE ADVISOR
.. ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Both Contracts may not be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 41 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):

PUTNAM VARIABLE TRUST (CLASS IB)                                      STI CLASSIC VARIABLE TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)        VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE CLASS)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                                                       (CLASS II)


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

WE (Allstate Life) have filed a Statement of Additional Information, dated July 15, 2003 with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 57 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                 1  PROSPECTUS

TABLE OF CONTENTS                                                           PAGE
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--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                              3
--------------------------------------------------------------------------------
  Overview of Contracts                                                        4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                                    5
--------------------------------------------------------------------------------
  How the Contracts Work                                                       9
--------------------------------------------------------------------------------
  Expense Table                                                               10
--------------------------------------------------------------------------------
  Financial Information                                                       17
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                17
--------------------------------------------------------------------------------
  Purchases                                                                   19
--------------------------------------------------------------------------------
  Contract Value                                                              20
--------------------------------------------------------------------------------
  Investment Alternatives                                                     21
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                                21
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     The Fixed Account Options                                                23
--------------------------------------------------------------------------------
     Transfers                                                                27
--------------------------------------------------------------------------------
  Expenses                                                                    29
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
  Access to Your Money                                                        32
--------------------------------------------------------------------------------
  Income Payments                                                             33
--------------------------------------------------------------------------------
  Death Benefits                                                              41
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                            47
--------------------------------------------------------------------------------
  Taxes                                                                       50
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                          56
--------------------------------------------------------------------------------
  Performance Information                                                     56
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                         57
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                        58
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                                          59
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT              61
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME BENEFITS                      62
--------------------------------------------------------------------------------
APPENDIX E-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS                       63
--------------------------------------------------------------------------------
APPENDIX F-CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT                   64
--------------------------------------------------------------------------------


                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                             9
--------------------------------------------------------------------------------
Accumulation Unit                                                             17
--------------------------------------------------------------------------------
Accumulation Unit Value                                                       17
--------------------------------------------------------------------------------
Allstate Life ("We")                                                           1
--------------------------------------------------------------------------------
Annuitant                                                                     17
--------------------------------------------------------------------------------
Automatic Additions Program                                                   19
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                       28
--------------------------------------------------------------------------------
Beneficiary                                                                   18
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Co-Annuitant                                                                  18
--------------------------------------------------------------------------------
*Contract                                                                     48
--------------------------------------------------------------------------------
Contract Anniversary                                                           6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                         9
--------------------------------------------------------------------------------
Contract Value                                                                20
--------------------------------------------------------------------------------
Contract Year                                                                  6
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                 28
--------------------------------------------------------------------------------
Due Proof of Death                                                            41
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                      43
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                      42
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                                 43
--------------------------------------------------------------------------------
Fixed Account Options                                                         24
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                        30
--------------------------------------------------------------------------------
Funds                                                                          1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                                     24
--------------------------------------------------------------------------------
Income Base                                                                   38
--------------------------------------------------------------------------------
Income Plan                                                                   33
--------------------------------------------------------------------------------
Income Protection Benefit Option                                              36
--------------------------------------------------------------------------------
In-Force Earnings                                                             43
--------------------------------------------------------------------------------
In-Force Premium                                                              43
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Investment Alternatives                                                       21
--------------------------------------------------------------------------------
IRA Contract                                                                   6
--------------------------------------------------------------------------------
Issue Date                                                                     9
--------------------------------------------------------------------------------
Market Value Adjustment                                                        8
--------------------------------------------------------------------------------
Maximum Anniversary Value                                                      6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                          41
--------------------------------------------------------------------------------
Payout Phase                                                                   9
--------------------------------------------------------------------------------
Payout Start Date                                                             33
--------------------------------------------------------------------------------
Portfolios                                                                    47
--------------------------------------------------------------------------------
Qualified Contract                                                            17
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                           38
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                                8
--------------------------------------------------------------------------------
Rider Application Date                                                         6
--------------------------------------------------------------------------------
Rider Date                                                                    38
--------------------------------------------------------------------------------
Rider Fee                                                                     38
--------------------------------------------------------------------------------
Rider Fee Percentage                                                          30
--------------------------------------------------------------------------------
Right to Cancel                                                               20
--------------------------------------------------------------------------------
SEC                                                                            1
--------------------------------------------------------------------------------
Settlement Value                                                              41
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                             30
--------------------------------------------------------------------------------
Standard Fixed Account Option                                                 24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                 33
--------------------------------------------------------------------------------
Tax Qualified Contract                                                        52
--------------------------------------------------------------------------------
Transfer Period Account                                                       23
--------------------------------------------------------------------------------
Trial Examination Period                                                       5
--------------------------------------------------------------------------------
Valuation Date                                                                19
--------------------------------------------------------------------------------
Variable Account                                                              47
--------------------------------------------------------------------------------
Variable Sub-Account                                                          21
--------------------------------------------------------------------------------


* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 3  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 4  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase each Contract with as little as
                                $10,000 ($2,000 for Qualified Contracts, which are
                                Contracts issued with a qualified plan). You can add to
                                your Contract as often and as much as you like, but
                                each subsequent payment must be at least $1,000 ($50
                                for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract.  We may
                                limit the cumulative amount of purchase payments to a
                                maximum of $1,000,000 in any Contract. You must
                                maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. See "Trial Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-Account. You
                                also will bear the following expenses:

                                ALLSTATE ADVISOR CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.10% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.40% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.50% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.



                                 5  PROSPECTUS



                                ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                                WITHDRAWAL CHARGE OPTION)

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                . No withdrawal charge.

                                ALL CONTRACTS

                                .Annual administrative expense charge of 0.19% (up to
                                  0.35% for future Contracts).

                                .Annual contract maintenance charge of $30 (waived in
                                  certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you
                                  will pay an additional mortality and expense risk
                                  charge of 0.20% (up to 0.30% for Options added in the
                                  future).

                                .If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                                  INCREASE) OPTION, you will pay an additional
                                  mortality and expense risk charge of 0.30%.

                                .If you select the EARNINGS PROTECTION DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner and oldest Annuitant on
                                  the date we receive the completed application or
                                  request to add the benefit, whichever is later
                                  ("RIDER APPLICATION DATE").

                                .If you select RETIREMENT INCOME GUARANTEE OPTION 1
                                  ("RIG 1") you will pay an additional annual fee
                                  ("Rider Fee") of 0.40% (up to 0.50% for Options added
                                  in the future)  of the INCOME BASE in effect on a
                                  Contract Anniversary ("CONTRACT ANNIVERSARY").

                                .If you select RETIREMENT INCOME GUARANTEE OPTION 2
                                  ("RIG 2") you will pay an additional annual Rider Fee
                                  of 0.55% (up to 0.75% for Options added in the
                                  future) of the INCOME BASE in effect on a CONTRACT
                                  ANNIVERSARY.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                . Currently there is no additional charge if you select
                                  the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                                  We reserve the right to charge a mortality and
                                  expense risk charge of up to 0.15% for this benefit.
                                  This benefit is only available for IRA Contracts,
                                  which are Contracts issued with an Individual
                                  Retirement Annuity or Account ("IRA") under Section
                                  408 of the Internal Revenue Code.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), which we measure from the date we issue your
                                  Contract or a Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES



                                 6  PROSPECTUS



INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .up to 3 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .41 Variable Sub-Accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . Franklin Advisers, Inc.

                                  . Franklin Advisory Services, LLC

                                  . Franklin Mutual Advisers, LLC

                                  . OppenheimerFunds, Inc.

                                  . Putnam Investment Management, L.L.C.

                                  . Templeton Asset Management Ltd.

                                  . Templeton Investment Counsel, LLC

                                  . Trusco Capital Management, Inc.

                                  . Van Kampen Asset Management Inc.

                                  . Van Kampen*

                                  *Morgan Stanley Investment Management Inc., the
                                  investment adviser to certain of the Portfolios, does
                                  business in certain instances using the name Van
                                  Kampen.

                                NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                                STATES OR WITH ALL CONTRACTS.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-Accounts have performed, please call us at
                                1-800-203-0068.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                . joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                Allstate Life also offers two Retirement Income
                                Guarantee Options that guarantee a minimum amount of
                                fixed income payments you can receive if you elect to
                                receive income payments.

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income payments will not fall below a certain level.



                                 7  PROSPECTUS




DEATH BENEFITS                  If you die before the Payout Start Date, we will pay a
                                death benefit subject to the conditions described in
                                the Contract. In addition to the death benefit included
                                in your Contract ("Return of Premium Death Benefit" or
                                "ROP Death Benefit"), the death benefit options we
                                currently offer include:

                                . MAV DEATH BENEFIT OPTION;

                                .ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                                  OPTION; and

                                . EARNINGS PROTECTION DEATH BENEFIT OPTION
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less.  The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $500.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. Withdrawals taken
                                prior to annuitization (referred to in this prospectus
                                as the Payout Phase) are generally considered to come
                                from the earnings in the Contract first. If the
                                Contract is tax-qualified, generally all withdrawals
                                are treated as distributions of earnings. Withdrawals
                                of earnings are taxed as ordinary income and, if taken
                                prior to age 59 1/2, may be subject to an additional
                                10% federal tax penalty. A withdrawal charge and a
                                MARKET VALUE ADJUSTMENT may also apply.




                                 8  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 33. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.


                                 9  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                   0           1           2           3           4           5           6           7            8+
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None

All Contracts:
------------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $30**
Transfer Fee                                             up to 2.00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**  / /Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.


                                 10  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)                               Charge                       Expense Charge*
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                           1.10%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)              1.40%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)              1.50%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                   1.60%                           0.19%
----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Variable Account
Basic Contract (without any optional benefit)                              Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                              1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                 1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                 1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                      1.79%
------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

                                                   0.20
                                                   % (up to 0.30% for Options added in
MAV Death Benefit Option                           the future)
Enhanced Beneficiary Protection (Annual Increase)
Option                                             0.30 %
                                                   0.25
Earnings Protection Death Benefit Option (issue    % (up to 0.35% for Options added in
age 0-70)                                          the future)
                                                   0.40
Earnings Protection Death Benefit Option (issue    % (up to 0.50% for Options added in
age 71-79)                                         the future)
                                                   0.00
                                                   % (up to 0.15% for Options added in
Spousal Protection Benefit (Co-Annuitant) Option   the future)




If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            2.00%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               2.40%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    2.50%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                          Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                2.19%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   2.49%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   2.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        2.69%
------------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

RETIREMENT INCOME GUARANTEE OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

 RIG 1                                                                 0.40%*
-------------------------------------------------------------------------------
 RIG 2                                                                 0.55%**
-------------------------------------------------------------------------------


* Up to 0.50% for RIG 1 Options added in the future. See "Retirement Income Guarantee Options" for details.

** Up to 0.75% for RIG 2 Options added in the future. See "Retirement Income Guarantee Options" for details.



INCOME PROTECTION BENEFIT OPTION
(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

 Income Protection Benefit Option                     0.50%*
-------------------------------------------------------------


*The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.




                                 11  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating
Expenses/(1)/
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.73%                         2.59%
and other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


PORTFOLIO ANNUAL EXPENSES - FULL TABLE (1)
The next table shows the Portfolio operating expenses for each Portfolio available under the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or other Portfolio expenses in order to keep the Portfolio's expenses below specified limits. The expenses shown in the table below do not show the effect of any such fee waiver or expense reimbursement. All fee waiver and expense reimbursements are described in the footnotes to the table. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                                       Total
                                                   Rule              Portfolio
                                     Management   12b-1    Other      Annual
             Portfolio                  Fees       Fees   Expenses   Expenses
-------------------------------------------------------------------------------
STI Capital Appreciation Fund (2)       1.15%      N/A     0.31%       1.46%
-------------------------------------------------------------------------------
STI Growth and Income Fund (2)          0.90%      N/A     1.66%       2.56%
-------------------------------------------------------------------------------
STI International Equity Fund (2)       1.25%      N/A     1.34%       2.59%
-------------------------------------------------------------------------------
STI Investment Grade Bond Fund (2)      0.74%      N/A     0.54%       1.28%
-------------------------------------------------------------------------------
STI Mid-Cap Equity Fund (2)             1.15%      N/A     0.57%       1.72%
-------------------------------------------------------------------------------
STI Small Cap Value Equity Fund (2)     1.15%      N/A     0.64%       1.79%
-------------------------------------------------------------------------------
STI Value Income Stock Fund (2)         0.80%      N/A     0.33%       1.13%
-------------------------------------------------------------------------------
Franklin Growth and Income              0.49%     0.25%    0.04%       0.78%
Securities Fund - Class 2 (3,4)
-------------------------------------------------------------------------------
Franklin Small Cap Value Securities     0.59%     0.25%    0.20%       1.04%
Fund - Class 2 (4,5)
-------------------------------------------------------------------------------
Mutual Shares Securities Fund -         0.60%     0.25%    0.21%       1.06%
Class 2 (4,5)
-------------------------------------------------------------------------------
Templeton Developing Markets            1.25%     0.25%    0.33%       1.83%
Securities Fund - Class 2 (4)
-------------------------------------------------------------------------------
Templeton Foreign Securities Fund -     0.70%     0.25%    0.20%       1.15%
Class 2 (4,5)
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth           0.67%     0.25%    0.66%       1.58%
Fund/VA Service Shares (6,7)
-------------------------------------------------------------------------------
Oppenheimer Capital Appreciation        0.65%     0.25%    0.01%       0.91%
Fund/VA - Service Shares (6)
-------------------------------------------------------------------------------
Oppenheimer Global Securities           0.65%     0.25%    0.02%       0.92%
Fund/VA Service Shares (6)
-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA         0.74%     0.25%    0.03%       1.02%
Service Shares
-------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA         0.68%     0.25%    0.01%       0.94%
Service Shares (6,8)
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap       0.75%     0.25%    0.22%       1.22%
Fund/VA Service Shares (6,7)
-------------------------------------------------------------------------------
Oppenheimer Multiple Strategies         0.72%     0.25%    0.02%       0.99%
Fund/VA Service Shares
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA      0.74%     0.25%    0.07%       1.06%
Service Shares (7)
-------------------------------------------------------------------------------
Putnam VT Global Asset Allocation       0.69%     0.25%    0.22%       1.16%
Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -      0.48%     0.25%    0.04%       0.77%
Class IB
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund -        0.70%     0.25%    0.13%       1.08%
Class IB
-------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class       0.68%     0.25%    0.10%       1.03%
IB
-------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB        0.59%     0.25%    0.09%       0.93%
-------------------------------------------------------------------------------
Putnam VT International Equity Fund     0.77%     0.25%    0.22%       1.24%
- Class IB (9)
-------------------------------------------------------------------------------

                                 12  PROSPECTUS


Putnam VT Investors Fund - Class IB     0.63%     0.25%    0.09%       0.97%
-------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class     0.40%     0.25%    0.08%       0.73%
IB
-------------------------------------------------------------------------------
Putnam VT New Opportunities Fund -      0.57%     0.25%    0.06%       0.88%
Class IB
-------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB     0.69%     0.25%    0.09%       1.03%
-------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB      0.65%     0.25%    0.13%       1.03%
-------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of     0.64%     0.25%    0.11%       1.00%
Boston - Class IB
-------------------------------------------------------------------------------
Putnam VT Utilities Growth and          0.69%     0.25%    0.10%       1.04%
Income Fund - Class IB
-------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB         0.64%     0.25%    0.10%       0.99%
-------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB       0.54%     0.25%    0.06%       0.85%
-------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth          0.70%     0.25%    0.08%       1.03%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income        0.60%     0.25%    0.11%       0.96%
Portfolio, Class II
-------------------------------------------------------------------------------
Van Kampen UIF Active International     0.80%     0.35%    1.18%       2.33%
Allocation Portfolio, Class II (10)
-------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets         0.80%     0.35%    0.42%       1.57%
Debt Portfolio, Class II (10)
-------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth     0.95%     0.35%    0.57%       1.87%
Portfolio, Class II (10,11)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate         0.80%     0.35%    0.32%       1.47%
Portfolio, Class II (10)
-------------------------------------------------------------------------------



1. Figures shown in the Table are for the year ended December 31, 2002 (except as otherwise noted).

2. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser, has voluntarily agreed to reduce or limit its "Management Fees" to the extent "Total Annual Portfolio Expenses" exceed 1.15% for Capital Appreciation Fund, 1.20% Growth and Income Fund, 1.60% for International Equity Fund, 0.75% for Investment Grade Bond Fund, 1.15% for Mid-Cap Equity Fund, 1.20% for Small Cap Value Equity Fund
and 0.95% for Value Income Stock Fund.    This arrangement is voluntary and can
be discontinued by the adviser at any time.

3. The Portfolio's administration fee is paid indirectly through the management fee.

4. The Portfolio's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Portfolio's prospectus.

5. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Portfolio's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
 With this reduction, "Management Fees", "Rule 12b-1 Fees", "Other Expenses", and "Total Annual Portfolio Expenses" were as follows:

                                                      Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                                Fees        Fees     Expenses   Portfolio Expenses
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2      0.56%       0.25%      0.20%           1.01%
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                 0.59%       0.25%      0.21%           1.05%
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2             0.68%       0.25%      0.20%           1.13%
------------------------------------------------------------------------------------------------------------


6. Actual "Rule 12b-1 Fees" for the period ending December 31, 2002 were less than the 0.25% listed in the Table. "Total Annual Portfolio Expenses" have been restated to reflect an increase in "Rule 12b-1 Fees" effective May 1, 2002.

7. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers and/or reimbursement of expenses by the Manager. In the table below "Other Expenses" are reduced to reflect a voluntary reduction of expenses. The Manager may terminate these voluntary waivers and/or reimbursements at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                                                            Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                                                                      Fees        Fees     Expenses   Portfolio Expenses
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA - Service Shares                        0.67%       0.25%      0.09%           1.01%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares                    0.75%       0.25%      0.20%           1.20%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Shares                           0.74%       0.25%      0.04%           1.03%
----------------------------------------------------------------------------------------------------------------------------------

                                 13  PROSPECTUS

8. Effective May 1, 2003 the Oppenheimer Main Street Growth & Income Fund/VA - Service Class changed its name to Oppenheimer Main Street Fund/VA - Service Class.

9. Effective May 1, 2003 the Putnam VT International Growth Fund - Class IB changed its name to Putnam VT International Equity Fund - Class IB.

10. The fees disclosed in the Table reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The advisory fee is reduced to reflect the voluntary waiver of a portion or all of the advisory fee and the reimbursement by the Portfolio's adviser to the extent "Total Annual Portfolio Expenses" exceed the "Operating "Expense Limitation" in the table below. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the "Rule 12b-1 Fees" for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Annual Portfolio Expenses", were as follows:

                                     Operating
                                      Expense    Management  Rule 12b-1   Other        Total Annual
PORTFOLIO                            Limitation     Fees        Fees     Expenses   Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International    1.25%       0.00%       0.10%      1.15%           1.25%
Allocation Portfolio, Class II
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets        1.35%       0.80%       0.05%      0.42%           1.27%
Debt Portfolio, Class II
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Small Company Growth    1.25%       0.81%       0.05%      0.39%           1.25%
Portfolio, Class II
-------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate        1.35%       0.78%       0.25%      0.32%           1.35%
Portfolio, Class II
-------------------------------------------------------------------------------------------------------


11. The Portfolio was not operational in 2002. Figures shown are based on estimates and assume the average daily net assets of the Portfolio are not more than $75,000,000.


                                 14  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elected the Earnings Protection Death Benefit Option (assuming issue age
  71-79);

.. elected RIG 2 (assuming Income Base A).


THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                                Allstate Advisor
                                                       1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,173  $2,155   $3,134    $5,734
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  982  $1,605   $2,254    $4,167
-----------------------------------------------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio        $1,118  $2,157   $3,014    $5,960   $1,129  $1,845   $3,059    $6,033
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio        $  928  $1,610   $2,145    $4,441   $  938  $1,300   $2,194    $4,530
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $629   $1,874   $3,103     $6,106
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $438   $1,330   $2,242     $4,619
Annual Portfolio
Expenses
------------------------------------------------------------




                                 15  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                                 Allstate Advisor
                        1 Year  3 Years  5 Years  10 Years
----------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $578   $1,730   $2,879    $5,734
Expenses
----------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $387   $1,180   $1,999    $4,167
Expenses
----------------------------------------------------------------------------------------------------


                            Allstate Advisor Preferred          Allstate Advisor Preferred
                                     (5 Year)                            (3 Year)
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $608   $1,817   $3,014    $5,960    $619   $1,845   $3,059    $6,033
Expenses
------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $418   $1,270   $2,145    $4,441    $428   $1,300   $2,194    $4,530
Expenses
------------------------------------------------------------------------------------------------
                            Allstate Advisor Preferred
                                     (0 Year)
                        1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------
Costs Based on Maximum   $629   $1,874   $3,103     $6,106
Annual Portfolio
Expenses
------------------------------------------------------------
Costs Based on Minimum   $438   $1,330   $2,242     $4,619
Annual Portfolio
Expenses
------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.




                                 16  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were not offered as of December 31, 2002. The financial statements of Allstate Life and the Variable Account appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 52.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual


                                 17  PROSPECTUS

Increase) Option, Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary


                                 18  PROSPECTUS
taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


                                 19  PROSPECTUS

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the money market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 20  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 41 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO:                INVESTMENT ADVISER:
Franklin Growth and      Seeks capital appreciation
 Income Securities Fund   with current income as a      Franklin Advisers, Inc.
(Class 2)                 secondary goal.
-------------------------------------------------------
Franklin Small Cap       Seeks long-term total         Franklin Advisory
 Value Securities Fund    return.                      Services, LLC
 (Class 2)
-------------------------------------------------------------------------------
Mutual Shares            Seeks capital appreciation.   Franklin Mutual
 Securities Fund (Class    Secondary goal is income.   Advisers, LLC
 2)
                                                       ------------------------
Oppenheimer Aggressive   Seeks capital appreciation
 Growth Fund/VA           by investing in "growth
(Service Class)           type" companies.

-------------------------------------------------------
Oppenheimer Capital      Seeks capital appreciation.
 Appreciation Fund/VA
(Service Class)
-------------------------------------------------------OppenheimerFunds, Inc.
Oppenheimer Global       Seeks long-term caital
 Securities Fund/VA       appreciation by investing a
(Service Class)           substantial portion of
                          assets in securities of
                          foreign issuers,
                          "growth-type" companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
Oppenheimer High Income  Seeks a high level of
 Fund/VA (Service         current income from
 Class)                   investment in high-yield
                          fixed-income securities.
-------------------------------------------------------
Oppenheimer Main Street  Seeks high total return
 Fund/VA (Service         (which includes growth in
 Class)                   the value of its shares as
                          well as current income)
                          from equity and debt
                          securities.
Oppenheimer Main Street  Seeks capital appreciation.
 Small Cap Fund/VA
(Service Class)
-------------------------------------------------------
Oppenheimer Multiple     Seeks a high total
 Strategies Fund/VA       investment return, which
(Service Class)           includes current income and
                          capital appreciation in the
                          value of its shares.
Oppenheimer Strategic    Seeks a high level of
 Bond Fund/VA             current income principally
(Service Class)           derived from interest on
                          debt securities.
-------------------------------------------------------------------------------

                                 21  PROSPECTUS





Putnam VT The George     Seeks to provide a balanced
 Putnam Fund of Boston    investment composed of a
 (Class IB)               well diversified portfolio
                          of stocks and bonds which
                          produce both capital growth
                          and current income.
Putnam VT Global Asset   Seeks a high level of
 Allocation Fund (        long-term total return
 Class IB)                consistent with
                          preservation of capital.
-------------------------------------------------------
Putnam VT Growth and     Seeks capital growth and
 Income Fund (Class IB)   current income.
-------------------------------------------------------
Putnam VT Health         Seeks capital appreciation.
 Sciences Fund (Class
 IB)
-------------------------------------------------------
Putnam VT High Yield     Seeks high current income.
 Fund (Class IB)          Capital growth is a
                          secondary goal when
                          consistent with achieving
                          high current income.
-------------------------------------------------------Putnam Investment
Putnam VT Income Fund    Seeks high current income     Management, LLC
 (Class IB)               consistent with what Putnam  ("Putnam Management")
                          Management believes to be
                          prudent risk.
-------------------------------------------------------
Putnam VT International  Seeks capital appreciation.
 Equity Fund (Class IB)
-------------------------------------------------------
Putnam VT Investors      Seeks long-term growth of
 Fund (Class IB)          capital and any increased
                          income that results from
                          this growth.
-------------------------------------------------------
Putnam VT Money Market   Seeks as high a rate of
 Fund (Class IB)          current income as Putnam
                          Management believes is
                          consistent with
                          preservation of capital and
                          maintenance of liquidity.
-------------------------------------------------------
Putnam VT New            Seeks long-term capital
 Opportunities Fund       appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT New Value      Seeks long-term capital
 Fund (Class IB)          appreciation.
-------------------------------------------------------------------------------
Putnam VT Research Fund  Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT Utilities      Seeks capital growth and
 Growth and Income Fund   current income.
 (Class IB)
-------------------------------------------------------
Putnam VT Vista Fund     Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
Putnam VT Voyager Fund   Seeks capital appreciation.
 (Class IB)
-------------------------------------------------------
STI Capital              Seeks capital appreciation.
Appreciation Fund
-------------------------------------------------------
                         Seeks long-term capital
STI Growth and Income    appreciation with the
Fund                     secondary goal of current
                         income.
-------------------------------------------------------
STI International        Seeks long-term capital        Trusco Capital
Equity Fund              appreciation.                  Management, Inc.
-------------------------------------------------------
                         Seeks high total return through
                         current income and capital
STI Investment Grade     appreciation, while
Bond Fund                preserving the principal
                         amount invested.
-------------------------------------------------------
STI Mid-Cap Equity Fund  Seeks capital appreciation.
-------------------------------------------------------
STI Small Cap Value      Seeks capital appreciation with
Equity Fund              the secondary goal of         ------------------------
                         current income.
-------------------------------------------------------
STI Value Income Stock   Seeks current income with the
Fund                     secondary goal of capital
                         appreciation.
-------------------------------------------------------
Templeton Developing     Seeks long-term capital       Templeton Asset
 Markets Securities       appreciation.                Management Ltd.
 Fund (Class 2)
-------------------------------------------------------------------------------
Templeton Foreign        Seeks long-term capital       Templeton Investment
 Securities Fund (Class   growth.                      Counsel, LLC
 2)
-------------------------------------------------------------------------------
Van Kampen LIT Emerging  Seeks capital appreciation.    Van Kampen Asset
 Growth Portfolio                                      Management Inc.
(Class II)
-------------------------------------------------------
Van Kampen LIT Growth    Seeks long-term growth of
 and Income Portfolio     capital and income.
(Class II)

                                 22  PROSPECTUS




Van Kampen UIF Active    Seeks long-term capital
 International            appreciation by investing
 Allocation Portfolio     primarily, in accordance
 (Class II)               with country and sector
                          weightings determined by
                          the adviser, in equity
                          securities of non-U.S.
                          insurers which, in the
                          aggregate, replicate broad
                          market indices.
-------------------------------------------------------
Van Kampen UIF Emerging  Seeks high total return by
 Markets Debt Portfolio   investing primarily in
(Class II)                fixed income securitis of
                          government and Van Kampen(1)
                          government-related issuers
                          and,to a lesser extent, of
                          corporate issuers in
                          emerging market countries.
-------------------------------------------------------
Van Kampen UIF Small     Seeks long-term capital
 Company Growth           appreciation by investing
 Portfolio (Class II)     primarily in
                          growth-oriented equity
                          securities of small
                          companies.
-------------------------------------------------------
Van Kampen UIF U.S Real  Seeks to provide above
 Estate Portfolio         average current income and
 (Class II)               long-term capital
                          appreciation by investing
                          primarily in equity
                          securities of companies in
                          the U.S. real estate
                          industry, including real
                          estate investment trusts.    ------------------------
-------------------------------------------------------





(1) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in
the future. Some Options are not available in all states.   In addition,
Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 28.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.


                                 23  PROSPECTUS

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the money market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 28.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the money market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years. At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:


                                 24  PROSPECTUS

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the ALLSTATE ADVISOR PREFERRED CONTRACT.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods").
 We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other
 Guarantee Periods in the future.   If you allocate a purchase payment to the
Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered.
 If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states.
 Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

                                 25  PROSPECTUS

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Bulletin H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period
Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period



                                 26  PROSPECTUS

Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of,


                                 27  PROSPECTUS
  one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


                                 28  PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the money market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

ALLSTATE ADVISOR                             1.10%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)            1.40%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)            1.50%
---------------------------------------------------
ALLSTATE ADVISOR PREFERRED                   1.60%
(NO WITHDRAWAL CHARGE OPTION)
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality  and expense risk charge for this option is 0.30%.  This  charge
  will never exceed 0.30%.   We  guarantee that we will not increase the
  mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.


                                 29  PROSPECTUS

  . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in
     this prospectus for more information.   We deduct the charge for this
     option only during  the Accumulation Phase.

.. Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase of your Contract. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Trade-In Program, the new Rider Fee will be based on the Rider Fee percentage applicable to a newly purchased Retirement Income Guarantee Option at the time of trade-in.
 Refer to the Trade-In Program provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw.
 The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 35. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 25 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable


                                 30  PROSPECTUS
taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.


                                 31  PROSPECTUS

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 10. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1) or other services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 33.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 23.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

                                 32  PROSPECTUS

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The

                                 33  PROSPECTUS
number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3.
 See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available.


INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new


                                 34  PROSPECTUS

  Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.


Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0           1           2           3           4           5           6           7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor            7%          7%          6%          5%          4%          3%          2%          0%           0%
Allstate Advisor
 Preferred with:
 5-Year Withdrawal
 Charge Option              7%          6%          5%          4%          3%          0%
 3-Year Withdrawal
 Charge Option              7%          6%          5%          0%
 No Withdrawal Charge
 Option                                                                    None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract


                                 35  PROSPECTUS

Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount



                                 36  PROSPECTUS
income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:


UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Oppenheimer Strategic Bond

  Putnam VT Income

  Putnam VT Money Market

  STI Investment Grade Bond


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Franklin Growth and Income Securities

  Franklin Small Cap Value Securities

  Mutual Shares Securities

  Oppenheimer Capital Appreciation

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street

  Oppenheimer Main Street Small Cap

  Oppenheimer Multiple Strategies

  Putnam Global Asset Allocation

  Putnam Growth and Income

  Putnam High Yield

  Putnam International Equity

  Putnam Investors

  Putnam New Value

  Putnam Research

  Putnam The George Putnam Fund of Boston

  Putnam Utilities Growth and Income

  Putnam Voyager

  STI Capital Appreciation

  STI Growth and Income

  STI International Equity

  STI Mid-Cap Equity

  STI Small Cap Value Equity

  STI Value Income Stock

  Templeton Foreign Securities

  Van Kampen LIT Growth and Income

  Van Kampen UIF Active International Allocation

  Van Kampen UIF U.S. Real Estate


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  Oppenheimer Aggressive Growth

  Putnam Health Sciences

  Putnam New Opportunities

  Putnam Vista

  Templeton Developing Markets Securities



                                 37  PROSPECTUS

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt

  Van Kampen UIF Small Company Growth

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except under the "TRADE-IN PROGRAM" described below or unless we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after discontinuance.
  The options may not be available in all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.



                                 38  PROSPECTUS

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Trade-In Program, defined below, then the Rider Fee Percentage upon trade-in will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. The date the Contract is terminated;

.. If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

.. The Payout Start Date;

.. The date the option is terminated under the terms of the Trade-In Program; or

.. If we discontinue the Trade-In Program and you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after discontinuance.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.


RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract

                                 39  PROSPECTUS

   Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.


.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment .

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "TRADE-IN PROGRAM" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this Program within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. We may increase the frequency with which you may trade-in your Retirement Income Guarantee Option. If you elect to exercise the Trade-In Program, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee Option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The trade-in will be effective on the first business day after we receive your notification to trade-in. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value in the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

In the future, we may discontinue offering Retirement Income Guarantee Options. At that time, we will discontinue the Trade-In Program. If we discontinue the Trade-In Program, you will be permitted to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary. If you do not cancel the option during this 60-day period, you will not be permitted to cancel it later. We reserve the right to change the conditions for exercising this Trade-In Program.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to


                                 40  PROSPECTUS
men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions.

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION. The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on



                                 41  PROSPECTUS
page 41), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment .

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 45 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%.
 Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value.
 The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If there is more than one New Contract Owner taking a share of the Death Proceeds, described in the Death Proceeds provision, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) described in "Death Benefit Payments" below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.


                                 42  PROSPECTUS

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 45, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals; or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
  Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 45 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.


                                 43  PROSPECTUS

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 45, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.



                                 44  PROSPECTUS

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different.
 Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds


                                 45  PROSPECTUS
were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:


OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.


OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.


OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.



                                 46  PROSPECTUS

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

You may terminate this option at any time by written notice in a form satisfactory to us. The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated; or

.. on the Payout Start Date.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investment portfolio and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life. Standard & Poor's assigns an AA (Very Strong) financial strength rating to Allstate Life, and Moody's Investors Services assigns an Aa2 (Excellent) financial strength rating to Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account currently consists of multiple Variable Sub-Accounts. Each Variable Sub-Account offered under this Contract invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the


                                 47  PROSPECTUS
person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT

DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of NASD, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.



                                 48  PROSPECTUS

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate
Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


                                 49  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE
INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Internal Revenue Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future


                                 50  PROSPECTUS
guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


                                 51  PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;


                                 52  PROSPECTUS

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,


                                 53  PROSPECTUS

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.


                                 54  PROSPECTUS

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                 55  PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

 Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P. O. Box 94260, Palatine, Illinois 60094-4260 (telephone:
1-800-203-0068).


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges and contract maintenance charges. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                 56  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A
--------------------------------------------------------------------------------
  Appendix B
--------------------------------------------------------------------------------
  Appendix C
--------------------------------------------------------------------------------
  Appendix D
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 57  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 ADVISOR                                  ADVISOR PREFERRED
--------------------------------------------------------------------------------------------------------------
                                                  5-YEAR WITHDRAWAL      3-YEAR WITHDRAWAL     NO WITHDRAWAL
                                                    CHARGE OPTION          CHARGE OPTION       CHARGE OPTION
--------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.10%                  1.40%                  1.50%               1.60%
(Base Contract)
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                   7/ 6/ 5/ 4/ 3             7/ 6/ 5               None
(% of purchase payment)   7/ 7/ 6/ 5/ 4/ 3/ 2
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal  Confinement, Terminal  Confinement, Terminal        N/A
Waivers                  Illness, Unemployment  Illness, Unemployment  Illness, Unemployment
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                               DCA FIXED ACCOUNT OPTION
----------------------------------------------------------------------------------------
                     Advisor                       Advisor Preferred
                                  ------------------------------------------------------
                                       5-YEAR             3-YEAR         NO WITHDRAWAL
                                  WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
----------------------------------     OPTION             OPTION
                                  ------------------------------------------------------
TRANSFER PERIODS     6-month           6-month            6-month             N/A

----------------------------------------------------------------------------------------
                     12-month         12-month           12-month             N/A
                  ----------------------------------------------------------------------


         STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------

GUARANTEE PERIODS      1-year             N/A                N/A                 N/A




--------------------------------------------------------------------------------------------
                      3-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      5-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------
                      7-year*             N/A                N/A                 N/A
                   -------------------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------
                      Advisor                         Advisor Preferred
                                   ---------------------------------------------------------
                                        5-YEAR             3-YEAR                NO
                                   WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------     OPTION             OPTION              OPTION
                                   ---------------------------------------------------------
GUARANTEE PERIODS      3-year           3-year             3-year              3-year




--------------------------------------------------------------------------------------------
                       5-year           5-year             5-year              5-year
                   -------------------------------------------------------------------------
                       7-year           7-year             7-year              7-year
                   -------------------------------------------------------------------------
                      10-year           10-year            10-year             10-year
                   -------------------------------------------------------------------------


* Available only in states where the MVA Fixed Account Option is not offered.

** Not available in states where the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.


                                 58  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                                           Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Market
                                                           Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                 59  PROSPECTUS

                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.O6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:


   *These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE ADVISOR PREFERRED CONTRACT, which has different expenses and withdrawal charges.




                                 60  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 61  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000

                                                                                                         Income Benefit Amount
                                                                  Beginning                Contract      Maximum
                                             Type of              Contract   Transaction  Value After  Anniversary        5%
             Date                           Occurence               Value      Amount      Occurence      Value      Roll-Up Value
-----------------------------------------------------------------------------------------------------------------------------------
            1/1/04                     Contract Anniversary        $55,000           _      $55,000      $55,000        $52,500
-----------------------------------------------------------------------------------------------------------------------------------
            7/1/04                      Partial Withdrawal         $60,000     $15,000      $45,000      $41,250        $40,176
-----------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

                                                                 Advisor and Preferred
----------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------
Partial Withdrawal Amount                         (a)                   $15,000
----------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                   $60,000
Partial Withdrawal
----------------------------------------------------------------------------------------
Value of Income Benefit Amount                    (c)                   $55,000
Immediately Prior to Partial Withdrawal
----------------------------------------------------------------------------------------
Withdrawal Adjustment                        [(a)/(b)]*(c)              $13,750
----------------------------------------------------------------------------------------
Adjusted Income Benefit                                                 $41,250
----------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                   (a)                   $15,000
----------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------
Contract Value Immediately Prior to               (b)                   $60,000
Partial Withdrawal
----------------------------------------------------------------------------------------
Value of Income Benefit Amount
Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on            (c)                   $53,786
$52,500)
----------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5%          (d)                   $ 2,625
of Roll-Up Value on 1/1/04)
----------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment
(discounted for a half year's worth of    (e)=(d) * 1.05^ -0.5          $ 2,562
interest)
----------------------------------------------------------------------------------------
Contract Value After Step 1                  (b')=(b) - (d)             $57,375
----------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1         (c')=(c) - (e)             $51,224
----------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------
Partial Withdrawal Amount                    (a')=(a) - (d)             $12,375
----------------------------------------------------------------------------------------
Proportional Adjustment                      (a')/(b')*(c')             $11,048
----------------------------------------------------------------------------------------
Contract Value After Step 2                   (b') - (a')               $45,000
----------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                    $40,176
----------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 62  PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000

                                                                                                      Death Benefit Amount
                                                                                            ----------------------------------------
                                                       Beginning                Contract                     Maximum
                                       Type of         Contract   Transaction  Value After    Purchase     Anniversary    Enhanced
             Date                     Occurence          Value      Amount      Occurence   Payment Value     Value     Beneficiary
------------------------------------------------------------------------------------------------------------------------   Value
                                                                                                                        ------------
            1/1/04               Contract Anniversary   $55,000           _      $55,000       $50,000       $55,000      $52,500
------------------------------------------------------------------------------------------------------------------------------------
            7/1/04                Partial Withdrawal    $60,000     $15,000      $45,000       $37,500       $41,250      $40,339
------------------------------------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                           Advisor and
                                                                            Preferred
---------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
---------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)            $15,000
---------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)            $60,000
---------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)            $50,000
Partial Withdrawal
---------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)       $12,500
---------------------------------------------------------------------------------------
Adjusted Death Benefit                                                       $37,500
---------------------------------------------------------------------------------------

MAV DEATH BENEFIT
---------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)            $15,000
---------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)            $60,000
---------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)            $55,000
Partial Withdrawal
---------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)       $13,750
---------------------------------------------------------------------------------------
Adjusted Death Benefit                                                       $41,250
---------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
BENEFIT
---------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)            $15,000
---------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)            $60,000
---------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)            $53,786
on $52,500)
---------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)       $13,446
---------------------------------------------------------------------------------------
Adjusted Death Benefit                                                       $40,339
---------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 63  PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
EARNINGS PROTECTION DEATH BENEFIT**               =    40 % * $25,000 = $10,000



Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                        =    $5,000
                                                           ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
In-Force Premium                                      =    $95,000
                                                           ($100,000+$0-$5,000)
In-Force Earnings                                     =    $19,000
                                                           ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).




                                 64  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS
This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                =    $30,000
                                                                                   ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                             =    $0
In-Force Premium                                                              =    $120,000
                                                                                    ($110,000+$40,000-$30,000)
In-Force Earnings                                                             =    $20,000
                                                                                   ($140,000-$20,000)
EARNINGS PROTECTION DEATH BENEFIT**                                           =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
In-Force Premium                                                       =    $100,000
                                                                            ($100,000+$0-$0)
In-Force Earnings                                                      =    $50,000
                                                                            ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                    =    40%*$50,000=$20,000

Contract Value                                                         =    $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
Continuing Contract Value                                              =    $180,000
                                                                            ($160,000+$20,000)


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is


                                 65  PROSPECTUS
continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 66  PROSPECTUS

THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

                         Statement of Additional Information dated July 15, 2003

Allstate Life Insurance Company
P. O. Box 94260
Palatine, Illinois 60094-4260
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor

-  Allstate Advisor Preferred

Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated July 15, 2003 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A
Appendix B
Appendix C
Appendix D




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
-------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Variable Account and distributes the Contracts. Commission income of Allstate Distributors for the fiscal year ending December 31, 2002 was $31,969,223.79. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $80,477,971.63. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $84,768,610.28. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate Life, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $41,768,024.51. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time we may advertise the "standardized" and "non-standardized" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:


                  1000(1 + T)^n  = ERV

where:

T        = average annual total return

ERV      = ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1, 5, or 10 year periods or shorter period

n        = number of years in the period

1000     = hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2002, are set out in Appendices A through D to this Statement of Additional Information.

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.



NON-STANDARDIZED TOTAL RETURNS


From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


        Annualized Return = (1 + r)1/n -1

        where:
                   r = cumulative rate of return for the period shown, and


                   n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown. The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information.


Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. To calculate such "adjusted historical total returns" we use the non-standardized annualized total returns formula described above, computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract. Under Method 1, we do not include the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using Method 1 for the periods ended December 31, 2002 are set out in Appendices A through D to this Statement of Additional Information.


Adjusted Historical Total Returns Method 2

We also may advertise the adjusted historical total return using the Standardized annualized total returns formula described above, computed from the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest. The adjusted historical total returns for the Variable Sub-Accounts using Method 2 for the periods ended December 31, 2002 are set out in Appendices A through D to this Statement of Additional Information.


CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
-------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
-------------------------------------------------------------------------------
The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules incorporated by reference in the prospectuses and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I (which reports expresses an unqualified opinion and includes an explanatory paragraph relating to the merger of Northbrook Life Insurance Company into Allstate Life Insurance Company described in Notes 3 to the financial statements)as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended, the consolidated financial statements of Allstate Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, the related financial statement schedules of Allstate Life, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                   APPENDIX A

                            ALLSTATE ADVISOR CONTRACT

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for adjusted historical total returns method 1), an annual contract maintenance charge of $30 (not shown for adjusted historical total returns method 1), and total Variable Account annual expenses of:

-    1.29% (without any optional benefit riders), or

-    1.49% with the MAV Death Benefit Option, or

- 1.54% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    1.59% with the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.69% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 1.74% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of older Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.79% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection Annual Increase) Option, or

- 1.84% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
     Date), or

- 1.89% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date),

- 1.99% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 2.04% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.19% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on May 1, 2003: Putnam VT The George Putnam Fund of Boston, Putnam VT Investors, Van Kampen UIF Active International Allocation, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Small Company Growth and Van Kampen UIF U.S. Real Estate. The following Variable Sub-Accounts commenced operations on October 1, 2001: Oppenheimer Main Street Small Cap, Putnam VT High Yield and Van Kampen LIT Growth and Income. The following Variable Sub-Account commenced operations on May 17, 2001: Van Kampen LIT Emerging Growth. The following Variable Sub-Accounts commenced operations on January 31, 2000: Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.04%     N/A          -8.88%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.01%      N/A          -2.20%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.74%     N/A         -18.78%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.49%     N/A         -25.76%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.02%     N/A          -5.58%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.54%     N/A         -36.48%
Van Kampen LIT Growth and Income - Class II                                   -21.85%     N/A         -12.46%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.20%     N/A          -9.08%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.21%      N/A          -2.41%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.90%     N/A         -18.95%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.64%     N/A         -25.92%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.19%     N/A          -5.78%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.67%     N/A         -36.62%
Van Kampen LIT Growth and Income - Class II                                   -22.02%     N/A         -12.65%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.24%     N/A          -9.12%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.26%      N/A          -2.46%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.95%     N/A         -19.00%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                 -33.67%     N/A         -25.96%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.23%     N/A          -5.83%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     N/A         -36.65%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     N/A         -12.70%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.28%     N/A          -9.17%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.31%      N/A          -2.52%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.99%     N/A         -19.04%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.71%     N/A         -26.01%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.27%     N/A          -5.88%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.74%     N/A         -36.69%
Van Kampen LIT Growth and Income - Class II                                   -22.10%     N/A         -12.74%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.36%     N/A          -9.27%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.41%      N/A          -2.62%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.07%     N/A         -19.13%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.78%     N/A         -26.09%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.36%     N/A          -5.98%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     N/A         -36.76%
Van Kampen LIT Growth and Income - Class II                                   -22.19%     N/A         -12.84%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.40%     N/A          -9.32%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.45%      N/A          -2.67%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.11%     N/A         -19.18%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.82%     N/A         -26.13%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.40%     N/A          -6.03%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.84%     N/A         -36.80%
Van Kampen LIT Growth and Income - Class II                                   -22.23%     N/A         -12.88%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.44%     N/A          -9.37%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.50%      N/A          -2.72%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.15%     N/A         -19.22%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.85%     N/A         -26.17%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.44%     N/A          -6.08%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.87%     N/A         -36.83%
Van Kampen LIT Growth and Income - Class II                                   -22.27%     N/A         -12.93%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.48%     N/A          -9.41%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.55%      N/A          -2.77%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.19%     N/A         -19.27%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.89%     N/A         -26.21%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.48%     N/A          -6.13%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     N/A         -36.87%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     N/A         -12.98%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



 (With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.52%     N/A          -9.46%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.60%      N/A          -2.83%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.23%     N/A         -19.31%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.93%     N/A         -26.26%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.52%     N/A          -6.18%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.93%     N/A         -36.90%
Van Kampen LIT Growth and Income - Class II                                   -22.36%     N/A         -13.02%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary  Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.60%     N/A          -9.56%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.70%      N/A          -2.93%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.31%     N/A         -19.40%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.00%     N/A         -26.34%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                            -23.60%      N/A         -6.28%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.00%     N/A         -36.98%
Van Kampen LIT Growth and Income - Class II                                   -22.44%     N/A         -13.12%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.64%     N/A          -9.61%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.75%      N/A          -2.98%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.35%     N/A         -19.44%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.03%     N/A         -26.38%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                            -23.64%      N/A          -6.33%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.03%     N/A         -37.01%
Van Kampen LIT Growth and Income - Class II                                   -22.48%     N/A         -13.16%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.76%     N/A          -9.75%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.89%      N/A          -3.13%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.47%     N/A         -19.57%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.14%     N/A         -26.51%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.77%     N/A          -6.48%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.13%     N/A         -37.12%
Van Kampen LIT Growth and Income - Class II                                   -22.61%     N/A         -13.30%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.44%     N/A          -9.30%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.41%      N/A          -2.84%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.14%     N/A         -19.28%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.89%     N/A         -26.31%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.42%     N/A          -6.18%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.94%     N/A         -37.02%
Van Kampen LIT Growth and Income - Class II                                   -22.25%     N/A         -13.07%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.60%     N/A          -9.49%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.61%      N/A          -3.05%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.30%     N/A         -19.46%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.04%     N/A         -26.48%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.59%     N/A          -6.38%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.07%     N/A         -37.16%
Van Kampen LIT Growth and Income - Class II                                   -22.42%     N/A         -13.26%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.64%     N/A          -9.54%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.66%      N/A          -3.10%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.35%     N/A         -19.50%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.07%     N/A         -26.52%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.63%     N/A          -6.43%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.10%     N/A         -37.20%
Van Kampen LIT Growth and Income - Class II                                   -22.46%     N/A         -13.31%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.68%     N/A          -9.59%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.71%      N/A          -3.15%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.39%     N/A         -19.55%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.11%     N/A         -26.57%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.67%     N/A          -6.48%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.14%     N/A         -37.24%
Van Kampen LIT Growth and Income - Class II                                   -22.50%     N/A         -13.35%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.76%     N/A          -9.69%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.81%      N/A          -3.26%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.47%     N/A         -19.64%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.18%     N/A         -26.65%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.76%     N/A          -6.58%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.20%     N/A         -37.31%
Van Kampen LIT Growth and Income - Class II                                   -22.59%     N/A         -13.45%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.80%     N/A          -9.74%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.85%      N/A          -3.31%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.51%     N/A         -19.68%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.22%     N/A         -26.69%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.80%     N/A          -6.63%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.24%     N/A         -37.34%
Van Kampen LIT Growth and Income - Class II                                   -22.63%     N/A         -13.49%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.84%     N/A          -9.79%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.90%      N/A          -3.36%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.55%     N/A         -19.73%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.25%     N/A         -26.73%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.84%     N/A          -6.68%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.27%     N/A         -37.38%
Van Kampen LIT Growth and Income - Class II                                   -22.67%     N/A         -13.54%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.88%     N/A          -9.84%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.95%      N/A          -3.41%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.59%     N/A         -19.77%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.29%     N/A         -26.78%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.88%     N/A          -6.73%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.30%     N/A         -37.42%
Van Kampen LIT Growth and Income - Class II                                   -22.71%     N/A         -13.59%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.92%     N/A          -9.88%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.00%      N/A          -3.46%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.63%     N/A         -19.82%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.33%     N/A         -26.82%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.92%     N/A          -6.78%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.33%     N/A         -37.45%
Van Kampen LIT Growth and Income - Class II                                   -22.76%     N/A         -13.63%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.00%     N/A          -9.98%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.10%      N/A          -3.57%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.71%     N/A         -19.91%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.40%     N/A         -26.90%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.00%     N/A          -6.88%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.40%     N/A         -37.52%
Van Kampen LIT Growth and Income - Class II                                   -22.84%     N/A         -13.73%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.04%     N/A         -10.03%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.15%      N/A          -3.62%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.75%     N/A         -19.95%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.43%     N/A         -26.94%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.04%     N/A          -6.93%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.43%     N/A         -37.56%
Van Kampen LIT Growth and Income - Class II                                   -22.88%     N/A         -13.77%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.16%     N/A         -10.18%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.29%      N/A          -3.77%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.87%     N/A         -20.08%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.54%     N/A         -27.07%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.17%     N/A          -7.08%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.53%     N/A         -37.67%
Van Kampen LIT Growth and Income - Class II                                   -23.01%     N/A         -13.91%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 2)

Variable Sub-Account                                                           1 Year      5 Year    10 Year or Since
                                                                                                        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A          N/A             N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A          N/A             N/A
Putnam VT Growth and Income - Class IB                                        -26.59%        N/A           -9.46%
Putnam VT Health Sciences - Class IB                                            N/A          N/A             N/A
Putnam VT High Yield - Class IB                                                -8.56%        N/A           -3.08%
Putnam VT Income - Class IB                                                     N/A          N/A             N/A
Putnam VT International Equity - Class IB                                     -25.29%        N/A           -19.47%
Putnam VT Investors - Class IB                                                  N/A          N/A             N/A
Putnam VT Money Market - Class IB                                               N/A          N/A             N/A
Putnam VT New Opportunities - Class IB                                          N/A          N/A             N/A
Putnam VT New Value - Class IB                                                  N/A          N/A             N/A
Putnam VT Research - Class IB                                                   N/A          N/A             N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A          N/A             N/A
Putnam VT Vista - Class IB                                                      N/A          N/A             N/A
Putnam VT Voyager - Class IB                                                  -34.04%        N/A           -26.52%
Franklin Growth and Income Securities - Class 2                                 N/A          N/A             N/A
Franklin Small Cap - Class 2                                                    N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                   N/A          N/A             N/A
Mutual Shares Securities - Class II                                             N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                               N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                          N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                    N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A          N/A             N/A
Oppenheimer Capital Appreciation - Service Class                                N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                   N/A          N/A             N/A
Oppenheimer High Income - Service Class                                         N/A          N/A             N/A
Oppenheimer Main Street - Service Class                                         N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.57%        N/A            -6.40%
Oppenheimer Multiple Strategies - Service Class                                 N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                      N/A          N/A             N/A
STI Capital Appreciation                                                        N/A          N/A             N/A
STI Growth and Income                                                           N/A          N/A             N/A
STI International Equity                                                        N/A          N/A             N/A
STI Investment Grade Bond                                                       N/A          N/A             N/A
STI Mid-Cap Equity                                                              N/A          N/A             N/A
STI Small Cap Value Equity                                                      N/A          N/A             N/A
STI Value Income Stock                                                          N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.09%        N/A           -37.23%
Van Kampen LIT Growth and Income - Class II                                   -22.40%        N/A           -13.30%
Van Kampen UIF Active International Allocation - Class II                       N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A          N/A             N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A          N/A             N/A


(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.75%     N/A          -9.65%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.76%      N/A          -3.29%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.45%     N/A         -19.65%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.19%     N/A         -26.69%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.74%     N/A          -6.60%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.22%     N/A         -37.37%
Van Kampen LIT Growth and Income - Class II                                   -22.57%     N/A         -13.49%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A





(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.79%     N/A          -9.70%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.81%      N/A          -3.34%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.50%     N/A         -19.69%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.22%     N/A         -26.74%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.78%     N/A          -6.65%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.25%     N/A         -37.41%
Van Kampen LIT Growth and Income - Class II                                   -22.61%     N/A         -13.54%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced  Beneficiary Protection (Annual  Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.83%     N/A          -9.75%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.86%      N/A          -3.39%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.54%     N/A         -19.74%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.26%     N/A         -26.78%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.82%     N/A          -6.70%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.29%     N/A         -37.44%
Van Kampen LIT Growth and Income - Class II                                   -22.65%     N/A         -13.58%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.91%     N/A          -9.85%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.96%      N/A          -3.50%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.62%     N/A         -19.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.33%     N/A         -26.86%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.91%     N/A          -6.80%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.35%     N/A         -37.51%
Van Kampen LIT Growth and Income - Class II                                   -22.74%     N/A         -13.68%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.95%     N/A          -9.90%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.00%      N/A          -3.55%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.66%     N/A         -19.87%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.37%     N/A         -26.90%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.95%     N/A          -6.85%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.39%     N/A         -37.55%
Van Kampen LIT Growth and Income - Class II                                   -22.78%     N/A         -13.72%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection (Annual Increase) Option and Retirement Income
Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.99%     N/A          -9.95%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.05%      N/A          -3.60%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.70%     N/A         -19.92%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.40%     N/A         -26.95%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.99%     N/A          -6.90%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.42%     N/A         -37.59%
Van Kampen LIT Growth and Income - Class II                                   -22.82%     N/A         -13.77%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.03%     N/A          -9.99%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.10%      N/A          -3.65%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.74%     N/A         -19.96%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.44%     N/A         -26.99%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.03%     N/A          -6.95%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.45%     N/A         -37.62%
Van Kampen LIT Growth and Income - Class II                                   -22.86%     N/A         -13.82%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.07%     N/A         -10.04%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.15%      N/A          -3.70%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.78%     N/A         -20.01%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.48%     N/A         -27.03%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.07%     N/A          -7.00%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.48%     N/A         -37.66%
Van Kampen LIT Growth and Income - Class II                                   -22.91%     N/A         -13.86%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.15%     N/A         -10.14%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.25%      N/A          -3.80%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.86%     N/A         -20.10%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.55%     N/A         -27.12%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.15%     N/A          -7.10%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.55%     N/A         -37.73%
Van Kampen LIT Growth and Income - Class II                                   -22.99%     N/A         -13.95%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.19%     N/A         -10.19%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.30%      N/A          -3.86%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.90%     N/A         -20.14%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.58%     N/A         -27.16%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.19%     N/A          -7.15%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.58%     N/A         -37.76%
Van Kampen LIT Growth and Income - Class II                                   -23.03%     N/A         -14.00%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -27.31%     N/A         -10.33%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -9.44%      N/A          -4.01%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -26.02%     N/A         -20.28%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.69%     N/A         -27.28%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -24.32%     N/A          -7.30%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.68%     N/A         -37.87%
Van Kampen LIT Growth and Income - Class II                                   -23.16%     N/A         -14.14%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                           of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -9.92%       N/A         -0.50%
Putnam VT Global Asset Allocation - Class IB                                  -13.64%    -1.97%         5.23%
Putnam VT Growth and Income - Class IB                                        -20.03%    -2.14%         7.08%
Putnam VT Health Sciences - Class IB                                          -21.36%      N/A         -2.73%
Putnam VT High Yield - Class IB                                               -2.00%     -2.55%         3.99%
Putnam VT Income - Class IB                                                    6.50%      4.37%         5.21%
Putnam VT International Equity - Class IB                                     -18.73%     0.99%         3.13%
Putnam VT Investors - Class IB                                                -24.85%      N/A         -8.37%
Putnam VT Money Market - Class IB                                             -0.11%      2.79%         2.88%
Putnam VT New Opportunities - Class IB                                        -31.41%    -6.74%         4.17%
Putnam VT New Value - Class IB                                                -16.69%     1.25%         3.56%
Putnam VT Research - Class IB                                                 -23.20%      N/A         -2.66%
Putnam VT Utilities Growth and Income - Class IB                              -25.06%    -5.84%         3.43%
Putnam VT Vista - Class IB                                                    -31.49%    -5.42%        -1.40%
Putnam VT Voyager - Class IB                                                  -27.47%    -2.63%         6.98%
Franklin Growth and Income Securities - Class 2                               -9.49%      3.69%         9.40%
Franklin Small Cap Value Securities - Class 2                                 -10.43%      N/A         -0.91%
Mutual Shares Securities - Class II                                           -12.94%     2.60%         5.14%
Templeton Developing Markets Securities - Class 2                             -1.43%     -6.68%        -10.76%
Templeton Foreign Securities - Class 2                                        -19.61%    -3.39%         6.27%
Oppenheimer Aggressive Growth - Service Class                                 -28.97%    -3.31%         5.12%
Oppenheimer Capital Appreciation - Service Class                              -28.03%     0.81%         8.56%
Oppenheimer Global Securities - Service Class                                 -23.37%     3.87%        10.30%
Oppenheimer High Income - Service Class                                       -3.91%     -1.41%         5.14%
Oppenheimer Main Street - Service Class                                       -20.02%    -4.63%         7.11%
Oppenheimer Main Street Small Cap - Service Class                             -17.01%      N/A         -2.19%
Oppenheimer Multiple Strategies - Service Class                               -11.73%     1.57%         6.51%
Oppenheimer Strategic Bond - Service Class                                     5.69%      2.57%         4.26%
STI Capital Appreciation                                                      -22.89%     0.04%         8.10%
STI Growth and Income                                                         -21.61%      N/A         -7.60%
STI International Equity                                                      -19.63%    -6.00%        -2.43%
STI Investment Grade Bond                                                      6.02%      4.65%         4.82%
STI Mid-Cap Equity                                                            -29.37%    -3.96%         2.09%
STI Small Cap Value Equity                                                    -2.46%      1.83%         1.31%
STI Value Income Stock                                                        -18.05%    -1.99%         4.93%
Van Kampen LIT Emerging Growth - Class II                                     -33.52%     1.58%         7.43%
Van Kampen LIT Growth and Income - Class II                                   -15.83%     3.62%         6.15%
Van Kampen UIF Active International Allocation - Class II                     -19.02%      N/A         -12.75%
Van Kampen UIF Emerging Markets Debt - Class II                                7.42%      2.79%         2.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.28%      2.76%         5.08%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.10%      N/A         -0.70%
Putnam VT Global Asset Allocation - Class IB                                  -13.82%    -2.17%         5.02%
Putnam VT Growth and Income - Class IB                                        -20.19%    -2.33%         6.87%
Putnam VT Health Sciences - Class IB                                          -21.52%      N/A         -2.93%
Putnam VT High Yield - Class IB                                               -2.19%     -2.75%         3.78%
Putnam VT Income - Class IB                                                    6.29%      4.16%         5.00%
Putnam VT International Equity - Class IB                                     -18.89%     0.79%         2.92%
Putnam VT Investors - Class IB                                                -25.00%      N/A         -8.56%
Putnam VT Money Market - Class IB                                             -0.31%      2.58%         2.68%
Putnam VT New Opportunities - Class IB                                        -31.54%    -6.93%         3.96%
Putnam VT New Value - Class IB                                                -16.85%     1.05%         3.36%
Putnam VT Research - Class IB                                                 -23.36%      N/A         -2.85%
Putnam VT Utilities Growth and Income - Class IB                              -25.21%    -6.02%         3.23%
Putnam VT Vista - Class IB                                                    -31.63%    -5.61%        -1.59%
Putnam VT Voyager - Class IB                                                  -27.62%    -2.82%         6.77%
Franklin Growth and Income Securities - Class 2                               -9.67%      3.49%         9.18%
Franklin Small Cap Value Securities - Class 2                                 -10.61%      N/A         -1.11%
Mutual Shares Securities - Class II                                           -13.12%     2.39%         4.93%
Templeton Developing Markets Securities - Class 2                             -1.62%     -6.87%        -10.94%
Templeton Foreign Securities - Class 2                                        -19.77%    -3.58%         6.06%
Oppenheimer Aggressive Growth - Service Class                                 -29.11%    -3.51%         4.91%
Oppenheimer Capital Appreciation - Service Class                              -28.17%     0.61%         8.35%
Oppenheimer Global Securities - Service Class                                 -23.52%     3.67%        10.08%
Oppenheimer High Income - Service Class                                       -4.10%     -1.60%         4.93%
Oppenheimer Main Street - Service Class                                       -20.18%    -4.82%         6.90%
Oppenheimer Main Street Small Cap - Service Class                             -17.17%      N/A         -2.38%
Oppenheimer Multiple Strategies - Service Class                               -11.91%     1.37%         6.30%
Oppenheimer Strategic Bond - Service Class                                     5.48%      2.36%         4.05%
STI Capital Appreciation                                                      -23.04%    -0.16%         7.88%
STI Growth and Income                                                         -21.77%      N/A         -7.79%
STI International Equity                                                      -19.79%    -6.18%        -2.63%
STI Investment Grade Bond                                                      5.81%      4.44%         4.61%
STI Mid-Cap Equity                                                            -29.51%    -4.15%         1.88%
STI Small Cap Value Equity                                                    -2.66%      1.63%         1.10%
STI Value Income Stock                                                        -18.21%    -2.19%         4.73%
Van Kampen LIT Emerging Growth - Class II                                     -33.65%     1.38%         7.22%
Van Kampen LIT Growth and Income - Class II                                   -16.00%     3.41%         5.94%
Van Kampen UIF Active International Allocation - Class II                     -19.19%      N/A         -12.92%
Van Kampen UIF Emerging Markets Debt - Class II                                7.21%      2.59%         2.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.47%      2.56%         4.87%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.14%      N/A         -0.75%
Putnam VT Global Asset Allocation - Class IB                                  -13.86%    -2.21%         4.97%
Putnam VT Growth and Income - Class IB                                        -20.23%    -2.38%         6.81%
Putnam VT Health Sciences - Class IB                                          -21.56%      N/A         -2.97%
Putnam VT High Yield - Class IB                                               -2.24%     -2.80%         3.73%
Putnam VT Income - Class IB                                                    6.24%      4.11%         4.95%
Putnam VT International Equity - Class IB                                     -18.93%     0.74%         2.87%
Putnam VT Investors - Class IB                                                -25.04%      N/A         -8.60%
Putnam VT Money Market - Class IB                                             -0.35%      2.53%         2.63%
Putnam VT New Opportunities - Class IB                                        -31.58%    -6.97%         3.91%
Putnam VT New Value - Class IB                                                -16.89%     1.00%         3.31%
Putnam VT Research - Class IB                                                 -23.40%      N/A         -2.90%
Putnam VT Utilities Growth and Income - Class IB                              -25.25%    -6.07%         3.18%
Putnam VT Vista - Class IB                                                    -31.66%    -5.66%        -1.64%
Putnam VT Voyager - Class IB                                                  -27.66%    -2.87%         6.72%
Franklin Growth and Income Securities - Class 2                               -9.71%      3.44%         9.12%
Franklin Small Cap Value Securities - Class 2                                 -10.65%      N/A         -1.15%
Mutual Shares Securities - Class II                                           -13.16%     2.34%         4.88%
Templeton Developing Markets Securities - Class 2                             -1.67%     -6.91%        -10.99%
Templeton Foreign Securities - Class 2                                        -19.81%    -3.63%         6.01%
Oppenheimer Aggressive Growth - Service Class                                 -29.14%    -3.55%         4.85%
Oppenheimer Capital Appreciation - Service Class                              -28.21%     0.56%         8.29%
Oppenheimer Global Securities - Service Class                                 -23.56%     3.62%        10.02%
Oppenheimer High Income - Service Class                                       -4.15%     -1.65%         4.88%
Oppenheimer Main Street - Service Class                                       -20.22%    -4.87%         6.84%
Oppenheimer Main Street Small Cap - Service Class                             -17.21%      N/A         -2.43%
Oppenheimer Multiple Strategies - Service Class                               -11.95%     1.32%         6.25%
Oppenheimer Strategic Bond - Service Class                                     5.42%      2.31%         4.00%
STI Capital Appreciation                                                      -23.08%    -0.21%         7.83%
STI Growth and Income                                                         -21.81%      N/A         -7.83%
STI International Equity                                                      -19.83%    -6.23%        -2.68%
STI Investment Grade Bond                                                      5.76%      4.39%         4.56%
STI Mid-Cap Equity                                                            -29.55%    -4.20%         1.83%
STI Small Cap Value Equity                                                    -2.71%      1.58%         1.05%
STI Value Income Stock                                                        -18.26%    -2.24%         4.67%
Van Kampen LIT Emerging Growth - Class II                                     -33.69%     1.33%         7.17%
Van Kampen LIT Growth and Income - Class II                                   -16.04%     3.36%         5.88%
Van Kampen UIF Active International Allocation - Class II                     -19.23%      N/A         -12.97%
Van Kampen UIF Emerging Markets Debt - Class II                                7.15%      2.54%         2.24%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.52%      2.50%         4.81%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.19%      N/A         -0.80%
Putnam VT Global Asset Allocation - Class IB                                  -13.90%    -2.26%         4.92%
Putnam VT Growth and Income - Class IB                                        -20.27%    -2.43%         6.76%
Putnam VT Health Sciences - Class IB                                          -21.60%      N/A         -3.02%
Putnam VT High Yield - Class IB                                               -2.29%     -2.84%         3.67%
Putnam VT Income - Class IB                                                    6.18%      4.06%         4.90%
Putnam VT International Equity - Class IB                                     -18.97%     0.69%         2.82%
Putnam VT Investors - Class IB                                                -25.07%      N/A         -8.65%
Putnam VT Money Market - Class IB                                             -0.40%      2.48%         2.57%
Putnam VT New Opportunities - Class IB                                        -31.61%    -7.02%         3.86%
Putnam VT New Value - Class IB                                                -16.94%     0.95%         3.25%
Putnam VT Research - Class IB                                                 -23.43%      N/A         -2.95%
Putnam VT Utilities Growth and Income - Class IB                              -25.29%    -6.12%         3.13%
Putnam VT Vista - Class IB                                                    -31.70%    -5.71%        -1.69%
Putnam VT Voyager - Class IB                                                  -27.69%    -2.92%         6.66%
Franklin Growth and Income Securities - Class 2                               -9.76%      3.38%         9.07%
Franklin Small Cap Value Securities - Class 2                                 -10.69%      N/A         -1.20%
Mutual Shares Securities - Class II                                           -13.20%     2.29%         4.83%
Templeton Developing Markets Securities - Class 2                             -1.72%     -6.96%        -11.03%
Templeton Foreign Securities - Class 2                                        -19.85%    -3.68%         5.96%
Oppenheimer Aggressive Growth - Service Class                                 -29.18%    -3.60%         4.80%
Oppenheimer Capital Appreciation - Service Class                              -28.24%     0.51%         8.24%
Oppenheimer Global Securities - Service Class                                 -23.60%     3.56%         9.97%
Oppenheimer High Income - Service Class                                       -4.19%     -1.70%         4.83%
Oppenheimer Main Street - Service Class                                       -20.26%    -4.92%         6.79%
Oppenheimer Main Street Small Cap - Service Class                             -17.26%      N/A         -2.48%
Oppenheimer Multiple Strategies - Service Class                               -11.99%     1.27%         6.19%
Oppenheimer Strategic Bond - Service Class                                     5.37%      2.26%         3.94%
STI Capital Appreciation                                                      -23.12%    -0.26%         7.78%
STI Growth and Income                                                         -21.85%      N/A         -7.88%
STI International Equity                                                      -19.87%    -6.28%        -2.73%
STI Investment Grade Bond                                                      5.71%      4.33%         4.51%
STI Mid-Cap Equity                                                            -29.58%    -4.25%         1.78%
STI Small Cap Value Equity                                                    -2.76%      1.53%         1.00%
STI Value Income Stock                                                        -18.30%    -2.29%         4.62%
Van Kampen LIT Emerging Growth - Class II                                     -33.72%     1.28%         7.11%
Van Kampen LIT Growth and Income - Class II                                   -16.09%     3.31%         5.83%
Van Kampen UIF Active International Allocation - Class II                     -19.27%      N/A         -13.01%
Van Kampen UIF Emerging Markets Debt - Class II                                7.10%      2.49%         2.19%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.57%      2.45%         4.76%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.28%      N/A         -0.89%
Putnam VT Global Asset Allocation - Class IB                                  -13.99%    -2.36%         4.81%
Putnam VT Growth and Income - Class IB                                        -20.35%    -2.53%         6.65%
Putnam VT Health Sciences - Class IB                                          -21.68%      N/A         -3.12%
Putnam VT High Yield - Class IB                                               -2.39%     -2.94%         3.57%
Putnam VT Income - Class IB                                                    6.08%      3.95%         4.79%
Putnam VT International Equity - Class IB                                     -19.05%     0.59%         2.71%
Putnam VT Investors - Class IB                                                -25.15%      N/A         -8.74%
Putnam VT Money Market - Class IB                                             -0.51%      2.38%         2.47%
Putnam VT New Opportunities - Class IB                                        -31.68%    -7.11%         3.75%
Putnam VT New Value - Class IB                                                -17.02%     0.85%         3.15%
Putnam VT Research - Class IB                                                 -23.51%      N/A         -3.05%
Putnam VT Utilities Growth and Income - Class IB                              -25.36%    -6.21%         3.02%
Putnam VT Vista - Class IB                                                    -31.77%    -5.80%        -1.79%
Putnam VT Voyager - Class IB                                                  -27.76%    -3.02%         6.56%
Franklin Growth and Income Securities - Class 2                               -9.85%      3.28%         8.96%
Franklin Small Cap Value Securities - Class 2                                 -10.78%      N/A         -1.30%
Mutual Shares Securities - Class II                                           -13.29%     2.19%         4.72%
Templeton Developing Markets Securities - Class 2                             -1.82%     -7.05%        -11.12%
Templeton Foreign Securities - Class 2                                        -19.93%    -3.78%         5.85%
Oppenheimer Aggressive Growth - Service Class                                 -29.25%    -3.70%         4.70%
Oppenheimer Capital Appreciation - Service Class                              -28.32%     0.41%         8.13%
Oppenheimer Global Securities - Service Class                                 -23.67%     3.46%         9.86%
Oppenheimer High Income - Service Class                                       -4.29%     -1.80%         4.72%
Oppenheimer Main Street - Service Class                                       -20.34%    -5.01%         6.68%
Oppenheimer Main Street Small Cap - Service Class                             -17.34%      N/A         -2.58%
Oppenheimer Multiple Strategies - Service Class                               -12.08%     1.17%         6.09%
Oppenheimer Strategic Bond - Service Class                                     5.27%      2.16%         3.84%
STI Capital Appreciation                                                      -23.20%    -0.36%         7.67%
STI Growth and Income                                                         -21.92%      N/A         -7.97%
STI International Equity                                                      -19.95%    -6.37%        -2.82%
STI Investment Grade Bond                                                      5.60%      4.23%         4.41%
STI Mid-Cap Equity                                                            -29.65%    -4.35%         1.68%
STI Small Cap Value Equity                                                    -2.85%      1.42%         0.90%
STI Value Income Stock                                                        -18.38%    -2.39%         4.52%
Van Kampen LIT Emerging Growth - Class II                                     -33.79%     1.18%         7.01%
Van Kampen LIT Growth and Income - Class II                                   -16.17%     3.21%         5.72%
Van Kampen UIF Active International Allocation - Class II                     -19.35%      N/A         -13.10%
Van Kampen UIF Emerging Markets Debt - Class II                                6.99%      2.38%         2.09%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.67%      2.35%         4.66%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.32%      N/A         -0.94%
Putnam VT Global Asset Allocation - Class IB                                  -14.03%    -2.41%         4.76%
Putnam VT Growth and Income - Class IB                                        -20.39%    -2.58%         6.60%
Putnam VT Health Sciences - Class IB                                          -21.72%      N/A         -3.17%
Putnam VT High Yield - Class IB                                               -2.44%     -2.99%         3.52%
Putnam VT Income - Class IB                                                    6.03%      3.90%         4.74%
Putnam VT International Equity - Class IB                                     -19.09%     0.54%         2.66%
Putnam VT Investors - Class IB                                                -25.19%      N/A         -8.78%
Putnam VT Money Market - Class IB                                             -0.55%      2.33%         2.42%
Putnam VT New Opportunities - Class IB                                        -31.72%    -7.16%         3.70%
Putnam VT New Value - Class IB                                                -17.06%     0.80%         3.10%
Putnam VT Research - Class IB                                                 -23.55%      N/A         -3.10%
Putnam VT Utilities Growth and Income - Class IB                              -25.40%    -6.26%         2.97%
Putnam VT Vista - Class IB                                                    -31.80%    -5.85%        -1.84%
Putnam VT Voyager - Class IB                                                  -27.80%    -3.07%         6.50%
Franklin Growth and Income Securities - Class 2                               -9.89%      3.23%         8.91%
Franklin Small Cap Value Securities - Class 2                                 -10.83%      N/A         -1.35%
Mutual Shares Securities - Class II                                           -13.33%     2.14%         4.67%
Templeton Developing Markets Securities - Class 2                             -1.87%     -7.10%        -11.17%
Templeton Foreign Securities - Class 2                                        -19.97%    -3.82%         5.80%
Oppenheimer Aggressive Growth - Service Class                                 -29.29%    -3.75%         4.64%
Oppenheimer Capital Appreciation - Service Class                              -28.35%     0.36%         8.07%
Oppenheimer Global Securities - Service Class                                 -23.71%     3.41%         9.80%
Oppenheimer High Income - Service Class                                       -4.34%     -1.85%         4.67%
Oppenheimer Main Street - Service Class                                       -20.38%    -5.06%         6.63%
Oppenheimer Main Street Small Cap - Service Class                             -17.38%      N/A         -2.63%
Oppenheimer Multiple Strategies - Service Class                               -12.13%     1.11%         6.03%
Oppenheimer Strategic Bond - Service Class                                     5.21%      2.11%         3.79%
STI Capital Appreciation                                                      -23.24%    -0.41%         7.61%
STI Growth and Income                                                         -21.96%      N/A         -8.02%
STI International Equity                                                      -19.99%    -6.42%        -2.87%
STI Investment Grade Bond                                                      5.55%      4.18%         4.35%
STI Mid-Cap Equity                                                            -29.69%    -4.39%         1.63%
STI Small Cap Value Equity                                                    -2.90%      1.37%         0.85%
STI Value Income Stock                                                        -18.42%    -2.43%         4.46%
Van Kampen LIT Emerging Growth - Class II                                     -33.82%     1.13%         6.95%
Van Kampen LIT Growth and Income - Class II                                   -16.21%     3.15%         5.67%
Van Kampen UIF Active International Allocation - Class II                     -19.39%      N/A         -13.14%
Van Kampen UIF Emerging Markets Debt - Class II                                6.94%      2.33%         2.04%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.71%      2.30%         4.60%



(With the MAV Death  Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.36%      N/A         -0.99%
Putnam VT Global Asset Allocation - Class IB                                  -14.07%    -2.46%         4.71%
Putnam VT Growth and Income - Class IB                                        -20.43%    -2.63%         6.55%
Putnam VT Health Sciences - Class IB                                          -21.76%      N/A         -3.22%
Putnam VT High Yield - Class IB                                               -2.49%     -3.04%         3.47%
Putnam VT Income - Class IB                                                    5.97%      3.85%         4.69%
Putnam VT International Equity - Class IB                                     -19.13%     0.49%         2.61%
Putnam VT Investors - Class IB                                                -25.22%      N/A         -8.83%
Putnam VT Money Market - Class IB                                             -0.60%      2.28%         2.37%
Putnam VT New Opportunities - Class IB                                        -31.75%    -7.21%         3.65%
Putnam VT New Value - Class IB                                                -17.10%     0.75%         3.05%
Putnam VT Research - Class IB                                                 -23.59%      N/A         -3.14%
Putnam VT Utilities Growth and Income - Class IB                              -25.44%    -6.31%         2.92%
Putnam VT Vista - Class IB                                                    -31.83%    -5.90%        -1.89%
Putnam VT Voyager - Class IB                                                  -27.84%    -3.11%         6.45%
Franklin Growth and Income Securities - Class 2                               -9.94%      3.18%         8.85%
Franklin Small Cap Value Securities - Class 2                                 -10.87%      N/A         -1.40%
Mutual Shares Securities - Class II                                           -13.38%     2.09%         4.62%
Templeton Developing Markets Securities - Class 2                             -1.92%     -7.14%        -11.21%
Templeton Foreign Securities - Class 2                                        -20.01%    -3.87%         5.75%
Oppenheimer Aggressive Growth - Service Class                                 -29.32%    -3.80%         4.59%
Oppenheimer Capital Appreciation - Service Class                              -28.39%     0.31%         8.02%
Oppenheimer Global Securities - Service Class                                 -23.75%     3.36%         9.75%
Oppenheimer High Income - Service Class                                       -4.39%     -1.90%         4.62%
Oppenheimer Main Street - Service Class                                       -20.42%    -5.11%         6.58%
Oppenheimer Main Street Small Cap - Service Class                             -17.42%      N/A         -2.68%
Oppenheimer Multiple Strategies - Service Class                               -12.17%     1.06%         5.98%
Oppenheimer Strategic Bond - Service Class                                     5.16%      2.06%         3.74%
STI Capital Appreciation                                                      -23.27%    -0.46%         7.56%
STI Growth and Income                                                         -22.00%      N/A         -8.06%
STI International Equity                                                      -20.03%    -6.47%        -2.92%
STI Investment Grade Bond                                                      5.50%      4.12%         4.30%
STI Mid-Cap Equity                                                            -29.72%    -4.44%         1.58%
STI Small Cap Value Equity                                                    -2.95%      1.32%         0.80%
STI Value Income Stock                                                        -18.46%    -2.48%         4.41%
Van Kampen LIT Emerging Growth - Class II                                     -33.85%     1.08%         6.90%
Van Kampen LIT Growth and Income - Class II                                   -16.25%     3.10%         5.62%
Van Kampen UIF Active International Allocation - Class II                     -19.43%      N/A         -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                6.88%      2.28%         1.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.76%      2.25%         4.55%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.41%      N/A         -1.04%
Putnam VT Global Asset Allocation - Class IB                                  -14.12%    -2.51%         4.65%
Putnam VT Growth and Income - Class IB                                        -20.47%    -2.67%         6.49%
Putnam VT Health Sciences - Class IB                                          -21.80%      N/A         -3.26%
Putnam VT High Yield - Class IB                                               -2.54%     -3.09%         3.42%
Putnam VT Income - Class IB                                                    5.92%      3.80%         4.63%
Putnam VT International Equity - Class IB                                     -19.17%     0.44%         2.56%
Putnam VT Investors - Class IB                                                -25.26%      N/A         -8.88%
Putnam VT Money Market - Class IB                                             -0.65%      2.22%         2.32%
Putnam VT New Opportunities - Class IB                                        -31.78%    -7.25%         3.60%
Putnam VT New Value - Class IB                                                -17.14%     0.70%         3.00%
Putnam VT Research - Class IB                                                 -23.62%      N/A         -3.19%
Putnam VT Utilities Growth and Income - Class IB                              -25.47%    -6.35%         2.87%
Putnam VT Vista - Class IB                                                    -31.87%    -5.94%        -1.94%
Putnam VT Voyager - Class IB                                                  -27.87%    -3.16%         6.40%
Franklin Growth and Income Securities - Class 2                               -9.98%      3.13%         8.80%
Franklin Small Cap Value Securities - Class 2                                 -10.92%      N/A         -1.45%
Mutual Shares Securities - Class II                                           -13.42%     2.04%         4.57%
Templeton Developing Markets Securities - Class 2                             -1.97%     -7.19%        -11.25%
Templeton Foreign Securities - Class 2                                        -20.05%    -3.92%         5.69%
Oppenheimer Aggressive Growth - Service Class                                 -29.36%    -3.84%         4.54%
Oppenheimer Capital Appreciation - Service Class                              -28.42%     0.26%         7.97%
Oppenheimer Global Securities - Service Class                                 -23.79%     3.31%         9.69%
Oppenheimer High Income - Service Class                                       -4.43%     -1.95%         4.56%
Oppenheimer Main Street - Service Class                                       -20.46%    -5.16%         6.52%
Oppenheimer Main Street Small Cap - Service Class                             -17.46%      N/A         -2.72%
Oppenheimer Multiple Strategies - Service Class                               -12.21%     1.01%         5.93%
Oppenheimer Strategic Bond - Service Class                                     5.11%      2.01%         3.68%
STI Capital Appreciation                                                      -23.31%    -0.51%         7.51%
STI Growth and Income                                                         -22.04%      N/A         -8.11%
STI International Equity                                                      -20.07%    -6.51%        -2.97%
STI Investment Grade Bond                                                      5.44%      4.07%         4.25%
STI Mid-Cap Equity                                                            -29.76%    -4.49%         1.53%
STI Small Cap Value Equity                                                    -3.00%      1.27%         0.75%
STI Value Income Stock                                                        -18.50%    -2.53%         4.36%
Van Kampen LIT Emerging Growth - Class II                                     -33.88%     1.03%         6.85%
Van Kampen LIT Growth and Income - Class II                                   -16.30%     3.05%         5.57%
Van Kampen UIF Active International Allocation - Class II                     -19.47%      N/A         -13.23%
Van Kampen UIF Emerging Markets Debt - Class II                                6.83%      2.23%         1.94%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.81%      2.20%         4.50%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.45%      N/A         -1.09%
Putnam VT Global Asset Allocation - Class IB                                  -14.16%    -2.56%         4.60%
Putnam VT Growth and Income - Class IB                                        -20.51%    -2.72%         6.44%
Putnam VT Health Sciences - Class IB                                          -21.84%      N/A         -3.31%
Putnam VT High Yield - Class IB                                               -2.58%     -3.13%         3.36%
Putnam VT Income - Class IB                                                    5.87%      3.74%         4.58%
Putnam VT International Equity - Class IB                                     -19.21%     0.39%         2.51%
Putnam VT Investors - Class IB                                                -25.30%      N/A         -8.92%
Putnam VT Money Market - Class IB                                             -0.70%      2.17%         2.27%
Putnam VT New Opportunities - Class IB                                        -31.82%    -7.30%         3.54%
Putnam VT New Value - Class IB                                                -17.19%     0.65%         2.95%
Putnam VT Research - Class IB                                                 -23.66%      N/A         -3.24%
Putnam VT Utilities Growth and Income - Class IB                              -25.51%    -6.40%         2.82%
Putnam VT Vista - Class IB                                                    -31.90%    -5.99%        -1.99%
Putnam VT Voyager - Class IB                                                  -27.91%    -3.21%         6.34%
Franklin Growth and Income Securities - Class 2                               -10.03%     3.07%         8.74%
Franklin Small Cap Value Securities - Class 2                                 -10.96%      N/A         -1.50%
Mutual Shares Securities - Class II                                           -13.46%     1.98%         4.51%
Templeton Developing Markets Securities - Class 2                             -2.02%     -7.24%        -11.30%
Templeton Foreign Securities - Class 2                                        -20.09%    -3.97%         5.64%
Oppenheimer Aggressive Growth - Service Class                                 -29.39%    -3.89%         4.49%
Oppenheimer Capital Appreciation - Service Class                              -28.46%     0.21%         7.91%
Oppenheimer Global Securities - Service Class                                 -23.83%     3.25%         9.64%
Oppenheimer High Income - Service Class                                       -4.48%     -2.00%         4.51%
Oppenheimer Main Street - Service Class                                       -20.50%    -5.20%         6.47%
Oppenheimer Main Street Small Cap - Service Class                             -17.50%      N/A         -2.77%
Oppenheimer Multiple Strategies - Service Class                               -12.26%     0.96%         5.87%
Oppenheimer Strategic Bond - Service Class                                     5.06%      1.96%         3.63%
STI Capital Appreciation                                                      -23.35%    -0.56%         7.45%
STI Growth and Income                                                         -22.08%      N/A         -8.16%
STI International Equity                                                      -20.11%    -6.56%        -3.02%
STI Investment Grade Bond                                                      5.39%      4.02%         4.20%
STI Mid-Cap Equity                                                            -29.79%    -4.54%         1.48%
STI Small Cap Value Equity                                                    -3.05%      1.22%         0.70%
STI Value Income Stock                                                        -18.54%    -2.58%         4.31%
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     0.98%         6.79%
Van Kampen LIT Growth and Income - Class II                                   -16.34%     3.00%         5.51%
Van Kampen UIF Active International Allocation - Class II                     -19.51%      N/A         -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                                6.78%      2.18%         1.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.86%      2.15%         4.45%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.54%      N/A         -1.19%
Putnam VT Global Asset Allocation - Class IB                                  -14.25%    -2.65%         4.50%
Putnam VT Growth and Income - Class IB                                        -20.59%    -2.82%         6.33%
Putnam VT Health Sciences - Class IB                                          -21.91%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.68%     -3.23%         3.26%
Putnam VT Income - Class IB                                                    5.76%      3.64%         4.48%
Putnam VT International Equity - Class IB                                     -19.29%     0.29%         2.41%
Putnam VT Investors - Class IB                                                -25.37%      N/A         -9.01%
Putnam VT Money Market - Class IB                                             -0.80%      2.07%         2.17%
Putnam VT New Opportunities - Class IB                                        -31.89%    -7.39%         3.44%
Putnam VT New Value - Class IB                                                -17.27%     0.55%         2.84%
Putnam VT Research - Class IB                                                 -23.74%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.58%    -6.49%         2.71%
Putnam VT Vista - Class IB                                                    -31.97%    -6.08%        -2.09%
Putnam VT Voyager - Class IB                                                  -27.98%    -3.31%         6.24%
Franklin Growth and Income Securities - Class 2                               -10.12%     2.97%         8.63%
Franklin Small Cap Value Securities - Class 2                                 -11.05%      N/A         -1.60%
Mutual Shares Securities - Class II                                           -13.55%     1.88%         4.41%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.33%        -11.39%
Templeton Foreign Securities - Class 2                                        -20.17%    -4.06%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.46%    -3.99%         4.38%
Oppenheimer Capital Appreciation - Service Class                              -28.53%     0.11%         7.80%
Oppenheimer Global Securities - Service Class                                 -23.90%     3.15%         9.53%
Oppenheimer High Income - Service Class                                       -4.58%     -2.09%         4.41%
Oppenheimer Main Street - Service Class                                       -20.58%    -5.30%         6.36%
Oppenheimer Main Street Small Cap - Service Class                             -17.59%      N/A         -2.87%
Oppenheimer Multiple Strategies - Service Class                               -12.34%     0.86%         5.77%
Oppenheimer Strategic Bond - Service Class                                     4.95%      1.85%         3.53%
STI Capital Appreciation                                                      -23.43%    -0.66%         7.35%
STI Growth and Income                                                         -22.16%      N/A         -8.25%
STI International Equity                                                      -20.19%    -6.65%        -3.11%
STI Investment Grade Bond                                                      5.28%      3.92%         4.09%
STI Mid-Cap Equity                                                            -29.86%    -4.63%         1.38%
STI Small Cap Value Equity                                                    -3.14%      1.12%         0.60%
STI Value Income Stock                                                        -18.62%    -2.68%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -33.98%     0.88%         6.69%
Van Kampen LIT Growth and Income - Class II                                   -16.42%     2.90%         5.41%
Van Kampen UIF Active International Allocation - Class II                     -19.59%      N/A         -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                                6.67%      2.08%         1.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.96%      2.04%         4.34%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.59%      N/A         -1.24%
Putnam VT Global Asset Allocation - Class IB                                  -14.29%    -2.70%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.63%    -2.87%         6.28%
Putnam VT Health Sciences - Class IB                                          -21.95%      N/A         -3.46%
Putnam VT High Yield - Class IB                                               -2.73%     -3.28%         3.21%
Putnam VT Income - Class IB                                                    5.71%      3.59%         4.42%
Putnam VT International Equity - Class IB                                     -19.33%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -25.41%      N/A         -9.06%
Putnam VT Money Market - Class IB                                             -0.85%      2.02%         2.11%
Putnam VT New Opportunities - Class IB                                        -31.92%    -7.44%         3.39%
Putnam VT New Value - Class IB                                                -17.31%     0.50%         2.79%
Putnam VT Research - Class IB                                                 -23.78%      N/A         -3.39%
Putnam VT Utilities Growth and Income - Class IB                              -25.62%    -6.54%         2.66%
Putnam VT Vista - Class IB                                                    -32.00%    -6.13%        -2.13%
Putnam VT Voyager - Class IB                                                  -28.02%    -3.36%         6.18%
Franklin Growth and Income Securities - Class 2                               -10.16%     2.92%         8.58%
Franklin Small Cap Value Securities - Class 2                                 -11.10%      N/A         -1.65%
Mutual Shares Securities - Class II                                           -13.59%     1.83%         4.36%
Templeton Developing Markets Securities - Class 2                             -2.16%     -7.38%        -11.43%
Templeton Foreign Securities - Class 2                                        -20.21%    -4.11%         5.48%
Oppenheimer Aggressive Growth - Service Class                                 -29.50%    -4.04%         4.33%
Oppenheimer Capital Appreciation - Service Class                              -28.57%     0.06%         7.75%
Oppenheimer Global Securities - Service Class                                 -23.94%     3.10%         9.47%
Oppenheimer High Income - Service Class                                       -4.63%     -2.14%         4.36%
Oppenheimer Main Street - Service Class                                       -20.62%    -5.35%         6.31%
Oppenheimer Main Street Small Cap - Service Class                             -17.63%      N/A         -2.92%
Oppenheimer Multiple Strategies - Service Class                               -12.39%     0.81%         5.72%
Oppenheimer Strategic Bond - Service Class                                     4.90%      1.80%         3.48%
STI Capital Appreciation                                                      -23.47%    -0.71%         7.29%
STI Growth and Income                                                         -22.20%      N/A         -8.29%
STI International Equity                                                      -20.23%    -6.70%        -3.16%
STI Investment Grade Bond                                                      5.23%      3.86%         4.04%
STI Mid-Cap Equity                                                            -29.90%    -4.68%         1.33%
STI Small Cap Value Equity                                                    -3.19%      1.07%         0.55%
STI Value Income Stock                                                        -18.66%    -2.73%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -34.02%     0.83%         6.63%
Van Kampen LIT Growth and Income - Class II                                   -16.46%     2.85%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -19.63%      N/A         -13.40%
Van Kampen UIF Emerging Markets Debt - Class II                                6.62%      2.03%         1.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.01%      1.99%         4.29%


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.72%      N/A         -1.39%
Putnam VT Global Asset Allocation - Class IB                                  -14.42%    -2.85%         4.29%
Putnam VT Growth and Income - Class IB                                        -20.74%    -3.01%         6.12%
Putnam VT Health Sciences - Class IB                                          -22.07%      N/A         -3.60%
Putnam VT High Yield - Class IB                                               -2.88%     -3.42%         3.05%
Putnam VT Income - Class IB                                                    5.55%      3.43%         4.27%
Putnam VT International Equity - Class IB                                     -19.45%     0.09%         2.20%
Putnam VT Investors - Class IB                                                -25.52%      N/A         -9.19%
Putnam VT Money Market - Class IB                                             -1.00%      1.87%         1.96%
Putnam VT New Opportunities - Class IB                                        -32.02%    -7.58%         3.23%
Putnam VT New Value - Class IB                                                -17.43%     0.35%         2.64%
Putnam VT Research - Class IB                                                 -23.89%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.73%    -6.68%         2.51%
Putnam VT Vista - Class IB                                                    -32.11%    -6.27%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.13%    -3.50%         6.02%
Franklin Growth and Income Securities - Class 2                               -10.30%     2.77%         8.42%
Franklin Small Cap Value Securities - Class 2                                 -11.23%      N/A         -1.80%
Mutual Shares Securities - Class II                                           -13.72%     1.68%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.31%     -7.52%        -11.56%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.26%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.60%    -4.18%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -28.67%    -0.09%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.05%     2.94%         9.31%
Oppenheimer High Income - Service Class                                       -4.77%     -2.29%         4.20%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.49%         6.15%
Oppenheimer Main Street Small Cap - Service Class                             -17.75%      N/A         -3.06%
Oppenheimer Multiple Strategies - Service Class                               -12.52%     0.66%         5.56%
Oppenheimer Strategic Bond - Service Class                                     4.74%      1.65%         3.32%
STI Capital Appreciation                                                      -23.58%    -0.86%         7.13%
STI Growth and Income                                                         -22.31%      N/A         -8.43%
STI International Equity                                                      -20.35%    -6.84%        -3.31%
STI Investment Grade Bond                                                      5.07%      3.71%         3.89%
STI Mid-Cap Equity                                                            -30.00%    -4.82%         1.17%
STI Small Cap Value Equity                                                    -3.34%      0.92%         0.40%
STI Value Income Stock                                                        -18.79%    -2.87%         4.00%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     0.67%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -16.59%     2.69%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                6.46%      1.87%         1.58%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.15%      1.84%         4.13%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.32%      N/A         -0.91%
Putnam VT Global Asset Allocation - Class IB                                  -14.04%    -2.34%         4.97%
Putnam VT Growth and Income - Class IB                                        -20.43%    -2.50%         6.84%
Putnam VT Health Sciences - Class IB                                          -21.76%      N/A         -3.12%
Putnam VT High Yield - Class IB                                               -2.40%     -2.98%         3.69%
Putnam VT Income - Class IB                                                    6.10%      3.99%         4.89%
Putnam VT International Equity - Class IB                                     -19.13%     0.69%         2.84%
Putnam VT Investors - Class IB                                                -25.25%      N/A         -8.77%
Putnam VT Money Market - Class IB                                             -0.51%      2.41%         2.53%
Putnam VT New Opportunities - Class IB                                        -31.81%    -7.07%         3.93%
Putnam VT New Value - Class IB                                                -17.09%     0.89%         3.24%
Putnam VT Research - Class IB                                                 -23.60%      N/A         -3.04%
Putnam VT Utilities Growth and Income - Class IB                              -25.46%    -6.21%         3.17%
Putnam VT Vista - Class IB                                                    -31.89%    -5.75%        -1.68%
Putnam VT Voyager - Class IB                                                  -27.87%    -2.94%         6.76%
Franklin Growth and Income Securities - Class 2                               -9.89%      3.34%         9.15%
Franklin Small Cap Value Securities - Class 2                                 -10.83%      N/A         -1.39%
Mutual Shares Securities - Class II                                           -13.34%     2.24%         4.77%
Templeton Developing Markets Securities - Class 2                             -1.83%     -7.15%        -11.41%
Templeton Foreign Securities - Class 2                                        -20.01%    -3.75%         6.05%
Oppenheimer Aggressive Growth - Service Class                                 -29.37%    -3.62%         4.88%
Oppenheimer Capital Appreciation - Service Class                              -28.43%     0.51%         8.33%
Oppenheimer Global Securities - Service Class                                 -23.77%     3.59%        10.10%
Oppenheimer High Income - Service Class                                       -4.31%     -1.81%         4.87%
Oppenheimer Main Street - Service Class                                       -20.42%    -5.01%         6.87%
Oppenheimer Main Street Small Cap - Service Class                             -17.41%      N/A         -2.59%
Oppenheimer Multiple Strategies - Service Class                               -12.13%     1.21%         6.24%
Oppenheimer Strategic Bond - Service Class                                     5.29%      2.18%         3.90%
STI Capital Appreciation                                                      -23.29%    -0.28%         7.83%
STI Growth and Income                                                         -22.01%      N/A         -8.00%
STI International Equity                                                      -20.03%    -6.38%        -2.83%
STI Investment Grade Bond                                                      5.62%      4.27%         4.43%
STI Mid-Cap Equity                                                            -29.77%    -4.33%         1.75%
STI Small Cap Value Equity                                                    -2.86%      1.40%         0.80%
STI Value Income Stock                                                        -18.45%    -2.37%         4.62%
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     1.33%         7.19%
Van Kampen LIT Growth and Income - Class II                                   -16.23%     3.30%         5.79%
Van Kampen UIF Active International Allocation - Class II                     -19.42%      N/A         -13.25%
Van Kampen UIF Emerging Markets Debt - Class II                                7.02%      2.35%         2.03%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.68%      2.35%         4.70%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.50%      N/A         -1.11%
Putnam VT Global Asset Allocation - Class IB                                  -14.22%    -2.53%         4.75%
Putnam VT Growth and Income - Class IB                                        -20.59%    -2.70%         6.62%
Putnam VT Health Sciences - Class IB                                          -21.92%      N/A         -3.32%
Putnam VT High Yield - Class IB                                               -2.59%     -3.18%         3.48%
Putnam VT Income - Class IB                                                    5.89%      3.78%         4.68%
Putnam VT International Equity - Class IB                                     -19.29%     0.49%         2.63%
Putnam VT Investors - Class IB                                                -25.40%      N/A         -8.95%
Putnam VT Money Market - Class IB                                             -0.71%      2.21%         2.32%
Putnam VT New Opportunities - Class IB                                        -31.94%    -7.26%         3.72%
Putnam VT New Value - Class IB                                                -17.25%     0.69%         3.03%
Putnam VT Research - Class IB                                                 -23.76%      N/A         -3.24%
Putnam VT Utilities Growth and Income - Class IB                              -25.61%    -6.40%         2.96%
Putnam VT Vista - Class IB                                                    -32.03%    -5.94%        -1.88%
Putnam VT Voyager - Class IB                                                  -28.02%    -3.13%         6.55%
Franklin Growth and Income Securities - Class 2                               -10.07%     3.13%         8.93%
Franklin Small Cap Value Securities - Class 2                                 -11.01%      N/A         -1.59%
Mutual Shares Securities - Class II                                           -13.52%     2.03%         4.55%
Templeton Developing Markets Securities - Class 2                             -2.02%     -7.34%        -11.60%
Templeton Foreign Securities - Class 2                                        -20.17%    -3.94%         5.84%
Oppenheimer Aggressive Growth - Service Class                                 -29.51%    -3.82%         4.67%
Oppenheimer Capital Appreciation - Service Class                              -28.57%     0.31%         8.11%
Oppenheimer Global Securities - Service Class                                 -23.92%     3.38%         9.88%
Oppenheimer High Income - Service Class                                       -4.50%     -2.01%         4.65%
Oppenheimer Main Street - Service Class                                       -20.58%    -5.21%         6.65%
Oppenheimer Main Street Small Cap - Service Class                             -17.57%      N/A         -2.78%
Oppenheimer Multiple Strategies - Service Class                               -12.31%     1.01%         6.03%
Oppenheimer Strategic Bond - Service Class                                     5.08%      1.97%         3.69%
STI Capital Appreciation                                                      -23.44%    -0.49%         7.61%
STI Growth and Income                                                         -22.17%      N/A         -8.18%
STI International Equity                                                      -20.19%    -6.57%        -3.03%
STI Investment Grade Bond                                                      5.41%      4.06%         4.22%
STI Mid-Cap Equity                                                            -29.91%    -4.52%         1.55%
STI Small Cap Value Equity                                                    -3.06%      1.19%         0.60%
STI Value Income Stock                                                        -18.61%    -2.57%         4.41%
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     1.13%         6.98%
Van Kampen LIT Growth and Income - Class II                                   -16.40%     3.09%         5.58%
Van Kampen UIF Active International Allocation - Class II                     -19.59%      N/A         -13.42%
Van Kampen UIF Emerging Markets Debt - Class II                                6.81%      2.14%         1.82%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.87%      2.14%         4.49%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.54%      N/A         -1.16%
Putnam VT Global Asset Allocation - Class IB                                  -14.26%    -2.58%         4.70%
Putnam VT Growth and Income - Class IB                                        -20.63%    -2.75%         6.57%
Putnam VT Health Sciences - Class IB                                          -21.96%      N/A         -3.36%
Putnam VT High Yield - Class IB                                               -2.64%     -3.23%         3.43%
Putnam VT Income - Class IB                                                    5.84%      3.73%         4.62%
Putnam VT International Equity - Class IB                                     -19.33%     0.44%         2.58%
Putnam VT Investors - Class IB                                                -25.44%      N/A         -9.00%
Putnam VT Money Market - Class IB                                             -0.75%      2.15%         2.26%
Putnam VT New Opportunities - Class IB                                        -31.98%    -7.30%         3.67%
Putnam VT New Value - Class IB                                                -17.29%     0.64%         2.98%
Putnam VT Research - Class IB                                                 -23.80%      N/A         -3.29%
Putnam VT Utilities Growth and Income - Class IB                              -25.65%    -6.45%         2.91%
Putnam VT Vista - Class IB                                                    -32.06%    -5.98%        -1.93%
Putnam VT Voyager - Class IB                                                  -28.06%    -3.18%         6.49%
Franklin Growth and Income Securities - Class 2                               -10.11%     3.08%         8.87%
Franklin Small Cap Value Securities - Class 2                                 -11.05%      N/A         -1.64%
Mutual Shares Securities - Class II                                           -13.56%     1.98%         4.50%
Templeton Developing Markets Securities - Class 2                             -2.07%     -7.38%        -11.64%
Templeton Foreign Securities - Class 2                                        -20.21%    -3.99%         5.79%
Oppenheimer Aggressive Growth - Service Class                                 -29.54%    -3.87%         4.62%
Oppenheimer Capital Appreciation - Service Class                              -28.61%     0.26%         8.06%
Oppenheimer Global Securities - Service Class                                 -23.96%     3.32%         9.82%
Oppenheimer High Income - Service Class                                       -4.55%     -2.06%         4.60%
Oppenheimer Main Street - Service Class                                       -20.62%    -5.25%         6.60%
Oppenheimer Main Street Small Cap - Service Class                             -17.61%      N/A         -2.83%
Oppenheimer Multiple Strategies - Service Class                               -12.35%     0.96%         5.97%
Oppenheimer Strategic Bond - Service Class                                     5.02%      1.92%         3.64%
STI Capital Appreciation                                                      -23.48%    -0.54%         7.55%
STI Growth and Income                                                         -22.21%      N/A         -8.23%
STI International Equity                                                      -20.23%    -6.62%        -3.08%
STI Investment Grade Bond                                                      5.36%      4.01%         4.16%
STI Mid-Cap Equity                                                            -29.95%    -4.57%         1.50%
STI Small Cap Value Equity                                                    -3.11%      1.14%         0.55%
STI Value Income Stock                                                        -18.66%    -2.62%         4.35%
Van Kampen LIT Emerging Growth - Class II                                     -34.09%     1.08%         6.92%
Van Kampen LIT Growth and Income - Class II                                   -16.44%     3.04%         5.52%
Van Kampen UIF Active International Allocation - Class II                     -19.63%      N/A         -13.46%
Van Kampen UIF Emerging Markets Debt - Class II                                6.75%      2.09%         1.77%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.92%      2.09%         4.44%



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.59%      N/A         -1.21%
Putnam VT Global Asset Allocation - Class IB                                  -14.30%    -2.63%         4.65%
Putnam VT Growth and Income - Class IB                                        -20.67%    -2.79%         6.52%
Putnam VT Health Sciences - Class IB                                          -22.00%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.69%     -3.28%         3.38%
Putnam VT Income - Class IB                                                    5.78%      3.68%         4.57%
Putnam VT International Equity - Class IB                                     -19.37%     0.39%         2.53%
Putnam VT Investors - Class IB                                                -25.47%      N/A         -9.05%
Putnam VT Money Market - Class IB                                             -0.80%      2.10%         2.21%
Putnam VT New Opportunities - Class IB                                        -32.01%    -7.35%         3.62%
Putnam VT New Value - Class IB                                                -17.34%     0.59%         2.93%
Putnam VT Research - Class IB                                                 -23.83%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.69%    -6.49%         2.85%
Putnam VT Vista - Class IB                                                    -32.10%    -6.03%        -1.98%
Putnam VT Voyager - Class IB                                                  -28.09%    -3.23%         6.44%
Franklin Growth and Income Securities - Class 2                               -10.16%     3.03%         8.82%
Franklin Small Cap Value Securities - Class 2                                 -11.09%      N/A         -1.69%
Mutual Shares Securities - Class II                                           -13.60%     1.93%         4.45%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.43%        -11.69%
Templeton Foreign Securities - Class 2                                        -20.25%    -4.04%         5.74%
Oppenheimer Aggressive Growth - Service Class                                 -29.58%    -3.92%         4.57%
Oppenheimer Capital Appreciation - Service Class                              -28.64%     0.21%         8.00%
Oppenheimer Global Securities - Service Class                                 -24.00%     3.27%         9.77%
Oppenheimer High Income - Service Class                                       -4.59%     -2.11%         4.55%
Oppenheimer Main Street - Service Class                                       -20.66%    -5.30%         6.54%
Oppenheimer Main Street Small Cap - Service Class                             -17.66%      N/A         -2.88%
Oppenheimer Multiple Strategies - Service Class                               -12.39%     0.91%         5.92%
Oppenheimer Strategic Bond - Service Class                                     4.97%      1.87%         3.59%
STI Capital Appreciation                                                      -23.52%    -0.59%         7.50%
STI Growth and Income                                                         -22.25%      N/A         -8.28%
STI International Equity                                                      -20.27%    -6.67%        -3.13%
STI Investment Grade Bond                                                      5.31%      3.96%         4.11%
STI Mid-Cap Equity                                                            -29.98%    -4.62%         1.45%
STI Small Cap Value Equity                                                    -3.16%      1.09%         0.50%
STI Value Income Stock                                                        -18.70%    -2.67%         4.30%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     1.03%         6.87%
Van Kampen LIT Growth and Income - Class II                                   -16.49%     2.99%         5.47%
Van Kampen UIF Active International Allocation - Class II                     -19.67%      N/A         -13.51%
Van Kampen UIF Emerging Markets Debt - Class II                                6.70%      2.04%         1.72%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.97%      2.04%         4.39%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.68%      N/A         -1.31%
Putnam VT Global Asset Allocation - Class IB                                  -14.39%    -2.73%         4.54%
Putnam VT Growth and Income - Class IB                                        -20.75%    -2.89%         6.41%
Putnam VT Health Sciences - Class IB                                          -22.08%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.79%     -3.38%         3.27%
Putnam VT Income - Class IB                                                    5.68%      3.57%         4.46%
Putnam VT International Equity - Class IB                                     -19.45%     0.28%         2.43%
Putnam VT Investors - Class IB                                                -25.55%      N/A         -9.14%
Putnam VT Money Market - Class IB                                             -0.91%      2.00%         2.11%
Putnam VT New Opportunities - Class IB                                        -32.08%    -7.44%         3.51%
Putnam VT New Value - Class IB                                                -17.42%     0.48%         2.82%
Putnam VT Research - Class IB                                                 -23.91%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.76%    -6.59%         2.75%
Putnam VT Vista - Class IB                                                    -32.17%    -6.13%        -2.08%
Putnam VT Voyager - Class IB                                                  -28.16%    -3.33%         6.33%
Franklin Growth and Income Securities - Class 2                               -10.25%     2.93%         8.71%
Franklin Small Cap Value Securities - Class 2                                 -11.18%      N/A         -1.79%
Mutual Shares Securities - Class II                                           -13.69%     1.82%         4.34%
Templeton Developing Markets Securities - Class 2                             -2.22%     -7.52%        -11.78%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.14%         5.63%
Oppenheimer Aggressive Growth - Service Class                                 -29.65%    -4.01%         4.46%
Oppenheimer Capital Appreciation - Service Class                              -28.72%     0.11%         7.89%
Oppenheimer Global Securities - Service Class                                 -24.07%     3.17%         9.66%
Oppenheimer High Income - Service Class                                       -4.69%     -2.21%         4.44%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.40%         6.44%
Oppenheimer Main Street Small Cap - Service Class                             -17.74%      N/A         -2.98%
Oppenheimer Multiple Strategies - Service Class                               -12.48%     0.80%         5.81%
Oppenheimer Strategic Bond - Service Class                                     4.87%      1.77%         3.48%
STI Capital Appreciation                                                      -23.60%    -0.69%         7.39%
STI Growth and Income                                                         -22.32%      N/A         -8.37%
STI International Equity                                                      -20.35%    -6.76%        -3.23%
STI Investment Grade Bond                                                      5.20%      3.85%         4.01%
STI Mid-Cap Equity                                                            -30.05%    -4.72%         1.34%
STI Small Cap Value Equity                                                    -3.25%      0.99%         0.40%
STI Value Income Stock                                                        -18.78%    -2.77%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -34.19%     0.93%         6.76%
Van Kampen LIT Growth and Income - Class II                                   -16.57%     2.89%         5.37%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.60%
Van Kampen UIF Emerging Markets Debt - Class II                                6.59%      1.94%         1.61%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.07%      1.94%         4.28%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.72%      N/A         -1.36%
Putnam VT Global Asset Allocation - Class IB                                  -14.43%    -2.78%         4.49%
Putnam VT Growth and Income - Class IB                                        -20.79%    -2.94%         6.36%
Putnam VT Health Sciences - Class IB                                          -22.12%      N/A         -3.56%
Putnam VT High Yield - Class IB                                               -2.84%     -3.43%         3.22%
Putnam VT Income - Class IB                                                    5.63%      3.52%         4.41%
Putnam VT International Equity - Class IB                                     -19.49%     0.23%         2.37%
Putnam VT Investors - Class IB                                                -25.59%      N/A         -9.18%
Putnam VT Money Market - Class IB                                             -0.95%      1.95%         2.06%
Putnam VT New Opportunities - Class IB                                        -32.12%    -7.49%         3.46%
Putnam VT New Value - Class IB                                                -17.46%     0.43%         2.77%
Putnam VT Research - Class IB                                                 -23.95%      N/A         -3.48%
Putnam VT Utilities Growth and Income - Class IB                              -25.80%    -6.64%         2.70%
Putnam VT Vista - Class IB                                                    -32.20%    -6.17%        -2.13%
Putnam VT Voyager - Class IB                                                  -28.20%    -3.38%         6.28%
Franklin Growth and Income Securities - Class 2                               -10.29%     2.87%         8.65%
Franklin Small Cap Value Securities - Class 2                                 -11.23%      N/A         -1.84%
Mutual Shares Securities - Class II                                           -13.73%     1.77%         4.29%
Templeton Developing Markets Securities - Class 2                             -2.27%     -7.57%        -11.82%
Templeton Foreign Securities - Class 2                                        -20.37%    -4.19%         5.58%
Oppenheimer Aggressive Growth - Service Class                                 -29.69%    -4.06%         4.41%
Oppenheimer Capital Appreciation - Service Class                              -28.75%     0.06%         7.84%
Oppenheimer Global Securities - Service Class                                 -24.11%     3.12%         9.60%
Oppenheimer High Income - Service Class                                       -4.74%     -2.26%         4.39%
Oppenheimer Main Street - Service Class                                       -20.78%    -5.45%         6.38%
Oppenheimer Main Street Small Cap - Service Class                             -17.78%      N/A         -3.03%
Oppenheimer Multiple Strategies - Service Class                               -12.53%     0.75%         5.76%
Oppenheimer Strategic Bond - Service Class                                     4.81%      1.71%         3.43%
STI Capital Appreciation                                                      -23.64%    -0.74%         7.34%
STI Growth and Income                                                         -22.36%      N/A         -8.42%
STI International Equity                                                      -20.39%    -6.81%        -3.27%
STI Investment Grade Bond                                                      5.15%      3.80%         3.95%
STI Mid-Cap Equity                                                            -30.09%    -4.76%         1.29%
STI Small Cap Value Equity                                                    -3.30%      0.94%         0.34%
STI Value Income Stock                                                        -18.82%    -2.82%         4.14%
Van Kampen LIT Emerging Growth - Class II                                     -34.22%     0.88%         6.71%
Van Kampen LIT Growth and Income - Class II                                   -16.61%     2.83%         5.31%
Van Kampen UIF Active International Allocation - Class II                     -19.79%      N/A         -13.64%
Van Kampen UIF Emerging Markets Debt - Class II                                6.54%      1.89%         1.56%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.11%      1.88%         4.23%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.76%      N/A         -1.41%
Putnam VT Global Asset Allocation - Class IB                                  -14.47%    -2.83%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.83%    -2.99%         6.30%
Putnam VT Health Sciences - Class IB                                          -22.16%      N/A         -3.61%
Putnam VT High Yield - Class IB                                               -2.89%     -3.47%         3.17%
Putnam VT Income - Class IB                                                    5.57%      3.47%         4.36%
Putnam VT International Equity - Class IB                                     -19.53%     0.18%         2.32%
Putnam VT Investors - Class IB                                                -25.62%      N/A         -9.23%
Putnam VT Money Market - Class IB                                             -1.00%      1.90%         2.00%
Putnam VT New Opportunities - Class IB                                        -32.15%    -7.54%         3.41%
Putnam VT New Value - Class IB                                                -17.50%     0.38%         2.72%
Putnam VT Research - Class IB                                                 -23.99%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.84%    -6.68%         2.65%
Putnam VT Vista - Class IB                                                    -32.23%    -6.22%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.24%    -3.43%         6.23%
Franklin Growth and Income Securities - Class 2                               -10.34%     2.82%         8.60%
Franklin Small Cap Value Securities - Class 2                                 -11.27%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.78%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -2.32%     -7.62%        -11.87%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.24%         5.52%
Oppenheimer Aggressive Growth - Service Class                                 -29.72%    -4.11%         4.35%
Oppenheimer Capital Appreciation - Service Class                              -28.79%     0.01%         7.78%
Oppenheimer Global Securities - Service Class                                 -24.15%     3.06%         9.54%
Oppenheimer High Income - Service Class                                       -4.79%     -2.31%         4.34%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.49%         6.33%
Oppenheimer Main Street Small Cap - Service Class                             -17.82%      N/A         -3.08%
Oppenheimer Multiple Strategies - Service Class                               -12.57%     0.70%         5.70%
Oppenheimer Strategic Bond - Service Class                                     4.76%      1.66%         3.38%
STI Capital Appreciation                                                      -23.67%    -0.79%         7.28%
STI Growth and Income                                                         -22.40%      N/A         -8.46%
STI International Equity                                                      -20.43%    -6.86%        -3.32%
STI Investment Grade Bond                                                      5.10%      3.75%         3.90%
STI Mid-Cap Equity                                                            -30.12%    -4.81%         1.24%
STI Small Cap Value Equity                                                    -3.35%      0.89%         0.29%
STI Value Income Stock                                                        -18.86%    -2.87%         4.09%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.82%         6.65%
Van Kampen LIT Growth and Income - Class II                                   -16.65%     2.78%         5.26%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                                6.48%      1.83%         1.51%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.16%      1.83%         4.18%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.81%      N/A         -1.46%
Putnam VT Global Asset Allocation - Class IB                                  -14.52%    -2.88%         4.38%
Putnam VT Growth and Income - Class IB                                        -20.87%    -3.04%         6.25%
Putnam VT Health Sciences - Class IB                                          -22.20%      N/A         -3.66%
Putnam VT High Yield - Class IB                                               -2.94%     -3.52%         3.11%
Putnam VT Income - Class IB                                                    5.52%      3.42%         4.30%
Putnam VT International Equity - Class IB                                     -19.57%     0.13%         2.27%
Putnam VT Investors - Class IB                                                -25.66%      N/A         -9.28%
Putnam VT Money Market - Class IB                                             -1.05%      1.84%         1.95%
Putnam VT New Opportunities - Class IB                                        -32.18%    -7.58%         3.36%
Putnam VT New Value - Class IB                                                -17.54%     0.33%         2.67%
Putnam VT Research - Class IB                                                 -24.02%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.87%    -6.73%         2.59%
Putnam VT Vista - Class IB                                                    -32.27%    -6.27%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.27%    -3.48%         6.17%
Franklin Growth and Income Securities - Class 2                               -10.38%     2.77%         8.54%
Franklin Small Cap Value Securities - Class 2                                 -11.32%      N/A         -1.94%
Mutual Shares Securities - Class II                                           -13.82%     1.67%         4.19%
Templeton Developing Markets Securities - Class 2                             -2.37%     -7.66%        -11.92%
Templeton Foreign Securities - Class 2                                        -20.45%    -4.28%         5.47%
Oppenheimer Aggressive Growth - Service Class                                 -29.76%    -4.16%         4.30%
Oppenheimer Capital Appreciation - Service Class                              -28.82%    -0.04%         7.73%
Oppenheimer Global Securities - Service Class                                 -24.19%     3.01%         9.49%
Oppenheimer High Income - Service Class                                       -4.83%     -2.36%         4.28%
Oppenheimer Main Street - Service Class                                       -20.86%    -5.54%         6.28%
Oppenheimer Main Street Small Cap - Service Class                             -17.86%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -12.61%     0.65%         5.65%
Oppenheimer Strategic Bond - Service Class                                     4.71%      1.61%         3.32%
STI Capital Appreciation                                                      -23.71%    -0.84%         7.23%
STI Growth and Income                                                         -22.44%      N/A         -8.51%
STI International Equity                                                      -20.47%    -6.91%        -3.37%
STI Investment Grade Bond                                                      5.04%      3.69%         3.85%
STI Mid-Cap Equity                                                            -30.16%    -4.86%         1.19%
STI Small Cap Value Equity                                                    -3.40%      0.84%         0.24%
STI Value Income Stock                                                        -18.90%    -2.91%         4.04%
Van Kampen LIT Emerging Growth - Class II                                     -34.28%     0.77%         6.60%
Van Kampen LIT Growth and Income - Class II                                   -16.70%     2.73%         5.21%
Van Kampen UIF Active International Allocation - Class II                     -19.87%      N/A         -13.73%
Van Kampen UIF Emerging Markets Debt - Class II                                6.43%      1.78%         1.46%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.21%      1.78%         4.12%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.85%      N/A         -1.51%
Putnam VT Global Asset Allocation - Class IB                                  -14.56%    -2.93%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.91%    -3.09%         6.19%
Putnam VT Health Sciences - Class IB                                          -22.24%      N/A         -3.71%
Putnam VT High Yield - Class IB                                               -2.98%     -3.57%         3.06%
Putnam VT Income - Class IB                                                    5.47%      3.36%         4.25%
Putnam VT International Equity - Class IB                                     -19.61%     0.08%         2.22%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.32%
Putnam VT Money Market - Class IB                                             -1.10%      1.79%         1.90%
Putnam VT New Opportunities - Class IB                                        -32.22%    -7.63%         3.31%
Putnam VT New Value - Class IB                                                -17.59%     0.28%         2.61%
Putnam VT Research - Class IB                                                 -24.06%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.78%         2.54%
Putnam VT Vista - Class IB                                                    -32.30%    -6.32%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.52%         6.12%
Franklin Growth and Income Securities - Class 2                               -10.43%     2.72%         8.49%
Franklin Small Cap Value Securities - Class 2                                 -11.36%      N/A         -1.99%
Mutual Shares Securities - Class II                                           -13.86%     1.62%         4.13%
Templeton Developing Markets Securities - Class 2                             -2.42%     -7.71%        -11.96%
Templeton Foreign Securities - Class 2                                        -20.49%    -4.33%         5.42%
Oppenheimer Aggressive Growth - Service Class                                 -29.79%    -4.21%         4.25%
Oppenheimer Capital Appreciation - Service Class                              -28.86%    -0.09%         7.68%
Oppenheimer Global Securities - Service Class                                 -24.23%     2.96%         9.43%
Oppenheimer High Income - Service Class                                       -4.88%     -2.41%         4.23%
Oppenheimer Main Street - Service Class                                       -20.90%    -5.59%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -17.90%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -12.66%     0.60%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.66%      1.56%         3.27%
STI Capital Appreciation                                                      -23.75%    -0.89%         7.18%
STI Growth and Income                                                         -22.48%      N/A         -8.55%
STI International Equity                                                      -20.51%    -6.95%        -3.42%
STI Investment Grade Bond                                                      4.99%      3.64%         3.80%
STI Mid-Cap Equity                                                            -30.19%    -4.91%         1.14%
STI Small Cap Value Equity                                                    -3.45%      0.78%         0.19%
STI Value Income Stock                                                        -18.94%    -2.96%         3.99%
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     0.72%         6.55%
Van Kampen LIT Growth and Income - Class II                                   -16.74%     2.68%         5.15%
Van Kampen UIF Active International Allocation - Class II                     -19.91%      N/A         -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                                6.38%      1.73%         1.41%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.26%      1.73%         4.07%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.94%      N/A         -1.61%
Putnam VT Global Asset Allocation - Class IB                                  -14.65%    -3.02%         4.23%
Putnam VT Growth and Income - Class IB                                        -20.99%    -3.19%         6.09%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.80%
Putnam VT High Yield - Class IB                                               -3.08%     -3.67%         2.96%
Putnam VT Income - Class IB                                                    5.36%      3.26%         4.14%
Putnam VT International Equity - Class IB                                     -19.69%    -0.02%         2.12%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.41%
Putnam VT Money Market - Class IB                                             -1.20%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.72%         3.20%
Putnam VT New Value - Class IB                                                -17.67%     0.18%         2.51%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -25.98%    -6.87%         2.44%
Putnam VT Vista - Class IB                                                    -32.37%    -6.41%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.38%    -3.62%         6.01%
Franklin Growth and Income Securities - Class 2                               -10.52%     2.61%         8.38%
Franklin Small Cap Value Securities - Class 2                                 -11.45%      N/A         -2.08%
Mutual Shares Securities - Class II                                           -13.95%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.81%        -12.05%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.43%         5.31%
Oppenheimer Aggressive Growth - Service Class                                 -29.86%    -4.30%         4.14%
Oppenheimer Capital Appreciation - Service Class                              -28.93%    -0.20%         7.57%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.86%         9.32%
Oppenheimer High Income - Service Class                                       -4.98%     -2.51%         4.13%
Oppenheimer Main Street - Service Class                                       -20.98%    -5.69%         6.12%
Oppenheimer Main Street Small Cap - Service Class                             -17.99%      N/A         -3.27%
Oppenheimer Multiple Strategies - Service Class                               -12.74%     0.50%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.55%      1.46%         3.17%
STI Capital Appreciation                                                      -23.83%    -0.99%         7.07%
STI Growth and Income                                                         -22.56%      N/A         -8.65%
STI International Equity                                                      -20.59%    -7.05%        -3.52%
STI Investment Grade Bond                                                      4.88%      3.54%         3.69%
STI Mid-Cap Equity                                                            -30.26%    -5.01%         1.04%
STI Small Cap Value Equity                                                    -3.54%      0.68%         0.09%
STI Value Income Stock                                                        -19.02%    -3.06%         3.88%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.62%         6.44%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     2.57%         5.05%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.86%
Van Kampen UIF Emerging Markets Debt - Class II                                6.27%      1.63%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.63%         3.97%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.99%      N/A         -1.66%
Putnam VT Global Asset Allocation - Class IB                                  -14.69%    -3.07%         4.17%
Putnam VT Growth and Income - Class IB                                        -21.03%    -3.24%         6.03%
Putnam VT Health Sciences - Class IB                                          -22.35%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.72%         2.90%
Putnam VT Income - Class IB                                                    5.31%      3.21%         4.09%
Putnam VT International Equity - Class IB                                     -19.73%    -0.07%         2.06%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.46%
Putnam VT Money Market - Class IB                                             -1.25%      1.64%         1.74%
Putnam VT New Opportunities - Class IB                                        -32.32%    -7.77%         3.15%
Putnam VT New Value - Class IB                                                -17.71%     0.13%         2.46%
Putnam VT Research - Class IB                                                 -24.18%      N/A         -3.77%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -6.92%         2.39%
Putnam VT Vista - Class IB                                                    -32.40%    -6.46%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.42%    -3.67%         5.96%
Franklin Growth and Income Securities - Class 2                               -10.56%     2.56%         8.32%
Franklin Small Cap Value Securities - Class 2                                 -11.50%      N/A         -2.13%
Mutual Shares Securities - Class II                                           -13.99%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -2.56%     -7.85%        -12.10%
Templeton Foreign Securities - Class 2                                        -20.61%    -4.48%         5.26%
Oppenheimer Aggressive Growth - Service Class                                 -29.90%    -4.35%         4.09%
Oppenheimer Capital Appreciation - Service Class                              -28.97%    -0.25%         7.51%
Oppenheimer Global Securities - Service Class                                 -24.34%     2.80%         9.27%
Oppenheimer High Income - Service Class                                       -5.03%     -2.56%         4.07%
Oppenheimer Main Street - Service Class                                       -21.02%    -5.73%         6.06%
Oppenheimer Main Street Small Cap - Service Class                             -18.03%      N/A         -3.32%
Oppenheimer Multiple Strategies - Service Class                               -12.79%     0.45%         5.44%
Oppenheimer Strategic Bond - Service Class                                     4.50%      1.41%         3.11%
STI Capital Appreciation                                                      -23.87%    -1.04%         7.01%
STI Growth and Income                                                         -22.60%      N/A         -8.69%
STI International Equity                                                      -20.63%    -7.09%        -3.57%
STI Investment Grade Bond                                                      4.83%      3.49%         3.64%
STI Mid-Cap Equity                                                            -30.30%    -5.05%         0.99%
STI Small Cap Value Equity                                                    -3.59%      0.63%         0.04%
STI Value Income Stock                                                        -19.06%    -3.11%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -34.42%     0.57%         6.39%
Van Kampen LIT Growth and Income - Class II                                   -16.86%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -20.03%      N/A         -13.90%
Van Kampen UIF Emerging Markets Debt - Class II                                6.22%      1.58%         1.25%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.58%         3.91%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.12%      N/A         -1.81%
Putnam VT Global Asset Allocation - Class IB                                  -14.82%    -3.22%         4.01%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.38%         5.87%
Putnam VT Health Sciences - Class IB                                          -22.47%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.87%         2.75%
Putnam VT Income - Class IB                                                    5.15%      3.05%         3.93%
Putnam VT International Equity - Class IB                                     -19.85%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.60%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.42%    -7.91%         2.99%
Putnam VT New Value - Class IB                                                -17.83%    -0.02%         2.30%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.06%         2.23%
Putnam VT Vista - Class IB                                                    -32.51%    -6.60%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.82%         5.80%
Franklin Growth and Income Securities - Class 2                               -10.70%     2.41%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -11.63%      N/A         -2.28%
Mutual Shares Securities - Class II                                           -14.12%     1.31%         3.82%
Templeton Developing Markets Securities - Class 2                             -2.71%     -7.99%        -12.23%
Templeton Foreign Securities - Class 2                                        -20.73%    -4.62%         5.10%
Oppenheimer Aggressive Growth - Service Class                                 -30.00%    -4.50%         3.93%
Oppenheimer Capital Appreciation - Service Class                              -29.07%    -0.40%         7.35%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.65%         9.10%
Oppenheimer High Income - Service Class                                       -5.17%     -2.70%         3.91%
Oppenheimer Main Street - Service Class                                       -21.14%    -5.88%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -18.15%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.92%     0.30%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.34%      1.25%         2.96%
STI Capital Appreciation                                                      -23.98%    -1.19%         6.85%
STI Growth and Income                                                         -22.71%      N/A         -8.83%
STI International Equity                                                      -20.75%    -7.24%        -3.71%
STI Investment Grade Bond                                                      4.67%      3.33%         3.48%
STI Mid-Cap Equity                                                            -30.40%    -5.20%         0.83%
STI Small Cap Value Equity                                                    -3.74%      0.48%        -0.11%
STI Value Income Stock                                                        -19.19%    -3.26%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     0.42%         6.23%
Van Kampen LIT Growth and Income - Class II                                   -16.99%     2.37%         4.84%
Van Kampen UIF Active International Allocation - Class II                     -20.15%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                6.06%      1.42%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.55%      1.42%         3.76%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.47%      N/A         -1.07%
Putnam VT Global Asset Allocation - Class IB                                  -14.19%    -2.47%         4.87%
Putnam VT Growth and Income - Class IB                                        -20.58%    -2.64%         6.75%
Putnam VT Health Sciences - Class IB                                          -21.91%      N/A         -3.27%
Putnam VT High Yield - Class IB                                               -2.55%     -3.15%         3.58%
Putnam VT Income - Class IB                                                    5.95%      3.85%         4.77%
Putnam VT International Equity - Class IB                                     -19.28%     0.58%         2.73%
Putnam VT Investors - Class IB                                                -25.40%      N/A         -8.92%
Putnam VT Money Market - Class IB                                             -0.66%      2.27%         2.39%
Putnam VT New Opportunities - Class IB                                        -31.96%    -7.19%         3.84%
Putnam VT New Value - Class IB                                                -17.24%     0.75%         3.11%
Putnam VT Research - Class IB                                                 -23.75%      N/A         -3.19%
Putnam VT Utilities Growth and Income - Class IB                              -25.61%    -6.35%         3.06%
Putnam VT Vista - Class IB                                                    -32.04%    -5.87%        -1.79%
Putnam VT Voyager - Class IB                                                  -28.02%    -3.05%         6.68%
Franklin Growth and Income Securities - Class 2                               -10.04%     3.21%         9.05%
Franklin Small Cap Value Securities - Class 2                                 -10.98%      N/A         -1.57%
Mutual Shares Securities - Class II                                           -13.49%     2.10%         4.62%
Templeton Developing Markets Securities - Class 2                             -1.98%     -7.32%        -11.66%
Templeton Foreign Securities - Class 2                                        -20.16%    -3.89%         5.97%
Oppenheimer Aggressive Growth - Service Class                                 -29.52%    -3.74%         4.79%
Oppenheimer Capital Appreciation - Service Class                              -28.58%     0.40%         8.24%
Oppenheimer Global Securities - Service Class                                 -23.92%     3.48%        10.02%
Oppenheimer High Income - Service Class                                       -4.46%     -1.97%         4.76%
Oppenheimer Main Street - Service Class                                       -20.57%    -5.16%         6.77%
Oppenheimer Main Street Small Cap - Service Class                             -17.56%      N/A         -2.74%
Oppenheimer Multiple Strategies - Service Class                               -12.28%     1.08%         6.14%
Oppenheimer Strategic Bond - Service Class                                     5.14%      2.03%         3.77%
STI Capital Appreciation                                                      -23.44%    -0.41%         7.72%
STI Growth and Income                                                         -22.16%      N/A         -8.15%
STI International Equity                                                      -20.18%    -6.53%        -2.98%
STI Investment Grade Bond                                                      5.47%      4.13%         4.28%
STI Mid-Cap Equity                                                            -29.92%    -4.47%         1.63%
STI Small Cap Value Equity                                                    -3.01%      1.23%         0.61%
STI Value Income Stock                                                        -18.60%    -2.52%         4.50%
Van Kampen LIT Emerging Growth - Class II                                     -34.07%     1.24%         7.10%
Van Kampen LIT Growth and Income - Class II                                   -16.38%     3.18%         5.66%
Van Kampen UIF Active International Allocation - Class II                     -19.57%      N/A         -13.43%
Van Kampen UIF Emerging Markets Debt - Class II                                6.87%      2.18%         1.84%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.83%      2.19%         4.56%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.65%      N/A         -1.27%
Putnam VT Global Asset Allocation - Class IB                                  -14.37%    -2.67%         4.65%
Putnam VT Growth and Income - Class IB                                        -20.74%    -2.83%         6.53%
Putnam VT Health Sciences - Class IB                                          -22.07%      N/A         -3.46%
Putnam VT High Yield - Class IB                                               -2.74%     -3.35%         3.37%
Putnam VT Income - Class IB                                                    5.74%      3.64%         4.55%
Putnam VT International Equity - Class IB                                     -19.44%     0.37%         2.52%
Putnam VT Investors - Class IB                                                -25.55%      N/A         -9.11%
Putnam VT Money Market - Class IB                                             -0.86%      2.06%         2.18%
Putnam VT New Opportunities - Class IB                                        -32.09%    -7.38%         3.63%
Putnam VT New Value - Class IB                                                -17.40%     0.55%         2.91%
Putnam VT Research - Class IB                                                 -23.91%      N/A         -3.38%
Putnam VT Utilities Growth and Income - Class IB                              -25.76%    -6.54%         2.85%
Putnam VT Vista - Class IB                                                    -32.18%    -6.06%        -1.99%
Putnam VT Voyager - Class IB                                                  -28.17%    -3.25%         6.46%
Franklin Growth and Income Securities - Class 2                               -10.22%     3.00%         8.83%
Franklin Small Cap Value Securities - Class 2                                 -11.16%      N/A         -1.77%
Mutual Shares Securities - Class II                                           -13.67%     1.89%         4.41%
Templeton Developing Markets Securities - Class 2                             -2.17%     -7.51%        -11.85%
Templeton Foreign Securities - Class 2                                        -20.32%    -4.08%         5.76%
Oppenheimer Aggressive Growth - Service Class                                 -29.66%    -3.94%         4.58%
Oppenheimer Capital Appreciation - Service Class                              -28.72%     0.20%         8.02%
Oppenheimer Global Securities - Service Class                                 -24.07%     3.27%         9.80%
Oppenheimer High Income - Service Class                                       -4.65%     -2.17%         4.55%
Oppenheimer Main Street - Service Class                                       -20.73%    -5.35%         6.56%
Oppenheimer Main Street Small Cap - Service Class                             -17.72%      N/A         -2.93%
Oppenheimer Multiple Strategies - Service Class                               -12.46%     0.87%         5.92%
Oppenheimer Strategic Bond - Service Class                                     4.93%      1.82%         3.56%
STI Capital Appreciation                                                      -23.59%    -0.61%         7.50%
STI Growth and Income                                                         -22.32%      N/A         -8.33%
STI International Equity                                                      -20.34%    -6.72%        -3.18%
STI Investment Grade Bond                                                      5.26%      3.92%         4.06%
STI Mid-Cap Equity                                                            -30.06%    -4.66%         1.42%
STI Small Cap Value Equity                                                    -3.21%      1.03%         0.41%
STI Value Income Stock                                                        -18.76%    -2.71%         4.29%
Van Kampen LIT Emerging Growth - Class II                                     -34.20%     1.04%         6.89%
Van Kampen LIT Growth and Income - Class II                                   -16.55%     2.97%         5.44%
Van Kampen UIF Active International Allocation - Class II                     -19.74%      N/A         -13.61%
Van Kampen UIF Emerging Markets Debt - Class II                                6.66%      1.97%         1.64%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.02%      1.99%         4.35%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.69%      N/A         -1.32%
Putnam VT Global Asset Allocation - Class IB                                  -14.41%    -2.72%         4.60%
Putnam VT Growth and Income - Class IB                                        -20.78%    -2.88%         6.48%
Putnam VT Health Sciences - Class IB                                          -22.11%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.79%     -3.40%         3.31%
Putnam VT Income - Class IB                                                    5.69%      3.59%         4.50%
Putnam VT International Equity - Class IB                                     -19.48%     0.32%         2.47%
Putnam VT Investors - Class IB                                                -25.59%      N/A         -9.15%
Putnam VT Money Market - Class IB                                             -0.90%      2.01%         2.13%
Putnam VT New Opportunities - Class IB                                        -32.13%    -7.43%         3.58%
Putnam VT New Value - Class IB                                                -17.44%     0.50%         2.85%
Putnam VT Research - Class IB                                                 -23.95%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.80%    -6.59%         2.80%
Putnam VT Vista - Class IB                                                    -32.21%    -6.11%        -2.04%
Putnam VT Voyager - Class IB                                                  -28.21%    -3.30%         6.41%
Franklin Growth and Income Securities - Class 2                               -10.26%     2.95%         8.77%
Franklin Small Cap Value Securities - Class 2                                 -11.20%      N/A         -1.82%
Mutual Shares Securities - Class II                                           -13.71%     1.84%         4.36%
Templeton Developing Markets Securities - Class 2                             -2.22%     -7.56%        -11.90%
Templeton Foreign Securities - Class 2                                        -20.36%    -4.13%         5.70%
Oppenheimer Aggressive Growth - Service Class                                 -29.69%    -3.99%         4.53%
Oppenheimer Capital Appreciation - Service Class                              -28.76%     0.15%         7.97%
Oppenheimer Global Securities - Service Class                                 -24.11%     3.21%         9.75%
Oppenheimer High Income - Service Class                                       -4.70%     -2.22%         4.50%
Oppenheimer Main Street - Service Class                                       -20.77%    -5.40%         6.51%
Oppenheimer Main Street Small Cap - Service Class                             -17.76%      N/A         -2.98%
Oppenheimer Multiple Strategies - Service Class                               -12.50%     0.82%         5.87%
Oppenheimer Strategic Bond - Service Class                                     4.87%      1.77%         3.50%
STI Capital Appreciation                                                      -23.63%    -0.66%         7.45%
STI Growth and Income                                                         -22.36%      N/A         -8.38%
STI International Equity                                                      -20.38%    -6.77%        -3.23%
STI Investment Grade Bond                                                      5.21%      3.87%         4.01%
STI Mid-Cap Equity                                                            -30.10%    -4.71%         1.37%
STI Small Cap Value Equity                                                    -3.26%      0.98%         0.36%
STI Value Income Stock                                                        -18.81%    -2.76%         4.23%
Van Kampen LIT Emerging Growth - Class II                                     -34.24%     0.98%         6.83%
Van Kampen LIT Growth and Income - Class II                                   -16.59%     2.92%         5.39%
Van Kampen UIF Active International Allocation - Class II                     -19.78%      N/A         -13.65%
Van Kampen UIF Emerging Markets Debt - Class II                                6.60%      1.92%         1.59%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.07%      1.93%         4.30%



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.74%      N/A         -1.37%
Putnam VT Global Asset Allocation - Class IB                                  -14.45%    -2.77%         4.55%
Putnam VT Growth and Income - Class IB                                        -20.82%    -2.93%         6.42%
Putnam VT Health Sciences - Class IB                                          -22.15%      N/A         -3.56%
Putnam VT High Yield - Class IB                                               -2.84%     -3.44%         3.26%
Putnam VT Income - Class IB                                                    5.63%      3.53%         4.44%
Putnam VT International Equity - Class IB                                     -19.52%     0.27%         2.42%
Putnam VT Investors - Class IB                                                -25.62%      N/A         -9.20%
Putnam VT Money Market - Class IB                                             -0.95%      1.96%         2.07%
Putnam VT New Opportunities - Class IB                                        -32.16%    -7.47%         3.53%
Putnam VT New Value - Class IB                                                -17.49%     0.45%         2.80%
Putnam VT Research - Class IB                                                 -23.98%      N/A         -3.48%
Putnam VT Utilities Growth and Income - Class IB                              -25.84%    -6.64%         2.75%
Putnam VT Vista - Class IB                                                    -32.25%    -6.15%        -2.09%
Putnam VT Voyager - Class IB                                                  -28.24%    -3.35%         6.36%
Franklin Growth and Income Securities - Class 2                               -10.31%     2.90%         8.72%
Franklin Small Cap Value Securities - Class 2                                 -11.24%      N/A         -1.87%
Mutual Shares Securities - Class II                                           -13.75%     1.79%         4.30%
Templeton Developing Markets Securities - Class 2                             -2.27%     -7.61%        -11.94%
Templeton Foreign Securities - Class 2                                        -20.40%    -4.18%         5.65%
Oppenheimer Aggressive Growth - Service Class                                 -29.73%    -4.03%         4.48%
Oppenheimer Capital Appreciation - Service Class                              -28.79%     0.10%         7.91%
Oppenheimer Global Securities - Service Class                                 -24.15%     3.16%         9.69%
Oppenheimer High Income - Service Class                                       -4.74%     -2.27%         4.44%
Oppenheimer Main Street - Service Class                                       -20.81%    -5.45%         6.45%
Oppenheimer Main Street Small Cap - Service Class                             -17.81%      N/A         -3.03%
Oppenheimer Multiple Strategies - Service Class                               -12.54%     0.77%         5.81%
Oppenheimer Strategic Bond - Service Class                                     4.82%      1.72%         3.45%
STI Capital Appreciation                                                      -23.67%    -0.71%         7.40%
STI Growth and Income                                                         -22.40%      N/A         -8.43%
STI International Equity                                                      -20.42%    -6.82%        -3.28%
STI Investment Grade Bond                                                      5.16%      3.81%         3.96%
STI Mid-Cap Equity                                                            -30.13%    -4.76%         1.32%
STI Small Cap Value Equity                                                    -3.31%      0.93%         0.30%
STI Value Income Stock                                                        -18.85%    -2.81%         4.18%
Van Kampen LIT Emerging Growth - Class II                                     -34.27%     0.93%         6.78%
Van Kampen LIT Growth and Income - Class II                                   -16.64%     2.87%         5.34%
Van Kampen UIF Active International Allocation - Class II                     -19.82%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                6.55%      1.87%         1.53%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.12%      1.88%         4.24%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.83%      N/A         -1.47%
Putnam VT Global Asset Allocation - Class IB                                  -14.54%    -2.87%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.90%    -3.03%         6.32%
Putnam VT Health Sciences - Class IB                                          -22.23%      N/A         -3.66%
Putnam VT High Yield - Class IB                                               -2.94%     -3.54%         3.16%
Putnam VT Income - Class IB                                                    5.53%      3.43%         4.34%
Putnam VT International Equity - Class IB                                     -19.60%     0.17%         2.32%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.29%
Putnam VT Money Market - Class IB                                             -1.06%      1.86%         1.97%
Putnam VT New Opportunities - Class IB                                        -32.23%    -7.57%         3.42%
Putnam VT New Value - Class IB                                                -17.57%     0.35%         2.70%
Putnam VT Research - Class IB                                                 -24.06%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.73%         2.65%
Putnam VT Vista - Class IB                                                    -32.32%    -6.25%        -2.19%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.45%         6.25%
Franklin Growth and Income Securities - Class 2                               -10.40%     2.79%         8.61%
Franklin Small Cap Value Securities - Class 2                                 -11.33%      N/A         -1.97%
Mutual Shares Securities - Class II                                           -13.84%     1.69%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.37%     -7.70%        -12.03%
Templeton Foreign Securities - Class 2                                        -20.48%    -4.28%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.80%    -4.13%         4.37%
Oppenheimer Capital Appreciation - Service Class                              -28.87%    -0.01%         7.80%
Oppenheimer Global Securities - Service Class                                 -24.22%     3.06%         9.58%
Oppenheimer High Income - Service Class                                       -4.84%     -2.37%         4.34%
Oppenheimer Main Street - Service Class                                       -20.89%    -5.54%         6.34%
Oppenheimer Main Street Small Cap - Service Class                             -17.89%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -12.63%     0.67%         5.71%
Oppenheimer Strategic Bond - Service Class                                     4.72%      1.62%         3.34%
STI Capital Appreciation                                                      -23.75%    -0.81%         7.29%
STI Growth and Income                                                         -22.47%      N/A         -8.52%
STI International Equity                                                      -20.50%    -6.91%        -3.38%
STI Investment Grade Bond                                                      5.05%      3.71%         3.85%
STI Mid-Cap Equity                                                            -30.20%    -4.86%         1.22%
STI Small Cap Value Equity                                                    -3.40%      0.82%         0.20%
STI Value Income Stock                                                        -18.93%    -2.91%         4.07%
Van Kampen LIT Emerging Growth - Class II                                     -34.34%     0.83%         6.67%
Van Kampen LIT Growth and Income - Class II                                   -16.72%     2.77%         5.23%
Van Kampen UIF Active International Allocation - Class II                     -19.90%      N/A         -13.78%
Van Kampen UIF Emerging Markets Debt - Class II                                6.44%      1.77%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.22%      1.78%         4.14%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.87%      N/A         -1.52%
Putnam VT Global Asset Allocation - Class IB                                  -14.58%    -2.92%         4.39%
Putnam VT Growth and Income - Class IB                                        -20.94%    -3.08%         6.26%
Putnam VT Health Sciences - Class IB                                          -22.27%      N/A         -3.71%
Putnam VT High Yield - Class IB                                               -2.99%     -3.59%         3.10%
Putnam VT Income - Class IB                                                    5.48%      3.38%         4.28%
Putnam VT International Equity - Class IB                                     -19.64%     0.12%         2.26%
Putnam VT Investors - Class IB                                                -25.74%      N/A         -9.34%
Putnam VT Money Market - Class IB                                             -1.10%      1.80%         1.92%
Putnam VT New Opportunities - Class IB                                        -32.27%    -7.62%         3.37%
Putnam VT New Value - Class IB                                                -17.61%     0.29%         2.64%
Putnam VT Research - Class IB                                                 -24.10%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.95%    -6.78%         2.59%
Putnam VT Vista - Class IB                                                    -32.35%    -6.30%        -2.24%
Putnam VT Voyager - Class IB                                                  -28.35%    -3.50%         6.19%
Franklin Growth and Income Securities - Class 2                               -10.44%     2.74%         8.55%
Franklin Small Cap Value Securities - Class 2                                 -11.38%      N/A         -2.02%
Mutual Shares Securities - Class II                                           -13.88%     1.63%         4.15%
Templeton Developing Markets Securities - Class 2                             -2.42%     -7.75%        -12.08%
Templeton Foreign Securities - Class 2                                        -20.52%    -4.33%         5.49%
Oppenheimer Aggressive Growth - Service Class                                 -29.84%    -4.18%         4.32%
Oppenheimer Capital Appreciation - Service Class                              -28.90%    -0.06%         7.75%
Oppenheimer Global Securities - Service Class                                 -24.26%     3.01%         9.52%
Oppenheimer High Income - Service Class                                       -4.89%     -2.42%         4.28%
Oppenheimer Main Street - Service Class                                       -20.93%    -5.59%         6.29%
Oppenheimer Main Street Small Cap - Service Class                             -17.93%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -12.68%     0.62%         5.65%
Oppenheimer Strategic Bond - Service Class                                     4.66%      1.56%         3.29%
STI Capital Appreciation                                                      -23.79%    -0.86%         7.23%
STI Growth and Income                                                         -22.51%      N/A         -8.56%
STI International Equity                                                      -20.54%    -6.96%        -3.43%
STI Investment Grade Bond                                                      5.00%      3.66%         3.80%
STI Mid-Cap Equity                                                            -30.24%    -4.90%         1.16%
STI Small Cap Value Equity                                                    -3.45%      0.77%         0.15%
STI Value Income Stock                                                        -18.97%    -2.96%         4.02%
Van Kampen LIT Emerging Growth - Class II                                     -34.37%     0.78%         6.62%
Van Kampen LIT Growth and Income - Class II                                   -16.76%     2.71%         5.18%
Van Kampen UIF Active International Allocation - Class II                     -19.94%      N/A         -13.83%
Van Kampen UIF Emerging Markets Debt - Class II                                6.39%      1.72%         1.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.26%      1.73%         4.09%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.91%      N/A         -1.57%
Putnam VT Global Asset Allocation - Class IB                                  -14.62%    -2.97%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.98%    -3.13%         6.21%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.76%
Putnam VT High Yield - Class IB                                               -3.04%     -3.64%         3.05%
Putnam VT Income - Class IB                                                    5.42%      3.32%         4.23%
Putnam VT International Equity - Class IB                                     -19.68%     0.07%         2.21%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.38%
Putnam VT Money Market - Class IB                                             -1.15%      1.75%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.30%    -7.66%         3.32%
Putnam VT New Value - Class IB                                                -17.65%     0.24%         2.59%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.68%
Putnam VT Utilities Growth and Income - Class IB                              -25.99%    -6.83%         2.54%
Putnam VT Vista - Class IB                                                    -32.38%    -6.35%        -2.29%
Putnam VT Voyager - Class IB                                                  -28.39%    -3.54%         6.14%
Franklin Growth and Income Securities - Class 2                               -10.49%     2.69%         8.50%
Franklin Small Cap Value Securities - Class 2                                 -11.42%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -13.93%     1.58%         4.09%
Templeton Developing Markets Securities - Class 2                             -2.47%     -7.80%        -12.13%
Templeton Foreign Securities - Class 2                                        -20.56%    -4.37%         5.44%
Oppenheimer Aggressive Growth - Service Class                                 -29.87%    -4.23%         4.26%
Oppenheimer Capital Appreciation - Service Class                              -28.94%    -0.11%         7.69%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.95%         9.47%
Oppenheimer High Income - Service Class                                       -4.94%     -2.47%         4.23%
Oppenheimer Main Street - Service Class                                       -20.97%    -5.64%         6.24%
Oppenheimer Main Street Small Cap - Service Class                             -17.97%      N/A         -3.23%
Oppenheimer Multiple Strategies - Service Class                               -12.72%     0.56%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.61%      1.51%         3.24%
STI Capital Appreciation                                                      -23.82%    -0.91%         7.18%
STI Growth and Income                                                         -22.55%      N/A         -8.61%
STI International Equity                                                      -20.58%    -7.01%        -3.48%
STI Investment Grade Bond                                                      4.95%      3.60%         3.75%
STI Mid-Cap Equity                                                            -30.27%    -4.95%         1.11%
STI Small Cap Value Equity                                                    -3.50%      0.72%         0.10%
STI Value Income Stock                                                        -19.01%    -3.01%         3.97%
Van Kampen LIT Emerging Growth - Class II                                     -34.40%     0.73%         6.56%
Van Kampen LIT Growth and Income - Class II                                   -16.80%     2.66%         5.12%
Van Kampen UIF Active International Allocation - Class II                     -19.98%      N/A         -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                                6.33%      1.66%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.31%      1.68%         4.03%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.96%      N/A         -1.62%
Putnam VT Global Asset Allocation - Class IB                                  -14.67%    -3.02%         4.28%
Putnam VT Growth and Income - Class IB                                        -21.02%    -3.18%         6.15%
Putnam VT Health Sciences - Class IB                                          -22.35%      N/A         -3.81%
Putnam VT High Yield - Class IB                                               -3.09%     -3.69%         3.00%
Putnam VT Income - Class IB                                                    5.37%      3.27%         4.18%
Putnam VT International Equity - Class IB                                     -19.72%     0.02%         2.16%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.43%
Putnam VT Money Market - Class IB                                             -1.20%      1.70%         1.81%
Putnam VT New Opportunities - Class IB                                        -32.33%    -7.71%         3.27%
Putnam VT New Value - Class IB                                                -17.69%     0.19%         2.54%
Putnam VT Research - Class IB                                                 -24.17%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -6.87%         2.49%
Putnam VT Vista - Class IB                                                    -32.42%    -6.39%        -2.34%
Putnam VT Voyager - Class IB                                                  -28.42%    -3.59%         6.09%
Franklin Growth and Income Securities - Class 2                               -10.53%     2.63%         8.44%
Franklin Small Cap Value Securities - Class 2                                 -11.47%      N/A         -2.12%
Mutual Shares Securities - Class II                                           -13.97%     1.53%         4.04%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.84%        -12.17%
Templeton Foreign Securities - Class 2                                        -20.60%    -4.42%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -29.91%    -4.28%         4.21%
Oppenheimer Capital Appreciation - Service Class                              -28.97%    -0.16%         7.64%
Oppenheimer Global Securities - Service Class                                 -24.34%     2.90%         9.41%
Oppenheimer High Income - Service Class                                       -4.98%     -2.52%         4.18%
Oppenheimer Main Street - Service Class                                       -21.01%    -5.69%         6.18%
Oppenheimer Main Street Small Cap - Service Class                             -18.01%      N/A         -3.28%
Oppenheimer Multiple Strategies - Service Class                               -12.76%     0.51%         5.54%
Oppenheimer Strategic Bond - Service Class                                     4.56%      1.46%         3.19%
STI Capital Appreciation                                                      -23.86%    -0.96%         7.12%
STI Growth and Income                                                         -22.59%      N/A         -8.66%
STI International Equity                                                      -20.62%    -7.05%        -3.53%
STI Investment Grade Bond                                                      4.89%      3.55%         3.69%
STI Mid-Cap Equity                                                            -30.31%    -5.00%         1.06%
STI Small Cap Value Equity                                                    -3.55%      0.67%         0.05%
STI Value Income Stock                                                        -19.05%    -3.06%         3.92%
Van Kampen LIT Emerging Growth - Class II                                     -34.43%     0.68%         6.51%
Van Kampen LIT Growth and Income - Class II                                   -16.85%     2.61%         5.07%
Van Kampen UIF Active International Allocation - Class II                     -20.02%      N/A         -13.92%
Van Kampen UIF Emerging Markets Debt - Class II                                6.28%      1.61%         1.27%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.62%         3.98%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.00%      N/A         -1.67%
Putnam VT Global Asset Allocation - Class IB                                  -14.71%    -3.07%         4.23%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.23%         6.10%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.74%         2.95%
Putnam VT Income - Class IB                                                    5.32%      3.22%         4.12%
Putnam VT International Equity - Class IB                                     -19.76%    -0.03%         2.11%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.48%
Putnam VT Money Market - Class IB                                             -1.25%      1.65%         1.76%
Putnam VT New Opportunities - Class IB                                        -32.37%    -7.76%         3.21%
Putnam VT New Value - Class IB                                                -17.74%     0.14%         2.49%
Putnam VT Research - Class IB                                                 -24.21%      N/A         -3.78%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.92%         2.44%
Putnam VT Vista - Class IB                                                    -32.45%    -6.44%        -2.39%
Putnam VT Voyager - Class IB                                                  -28.46%    -3.64%         6.03%
Franklin Growth and Income Securities - Class 2                               -10.58%     2.58%         8.39%
Franklin Small Cap Value Securities - Class 2                                 -11.51%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -14.01%     1.48%         3.99%
Templeton Developing Markets Securities - Class 2                             -2.57%     -7.89%        -12.22%
Templeton Foreign Securities - Class 2                                        -20.64%    -4.47%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.94%    -4.33%         4.16%
Oppenheimer Capital Appreciation - Service Class                              -29.01%    -0.21%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.85%         9.36%
Oppenheimer High Income - Service Class                                       -5.03%     -2.57%         4.12%
Oppenheimer Main Street - Service Class                                       -21.05%    -5.74%         6.13%
Oppenheimer Main Street Small Cap - Service Class                             -18.05%      N/A         -3.33%
Oppenheimer Multiple Strategies - Service Class                               -12.81%     0.46%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.51%      1.41%         3.13%
STI Capital Appreciation                                                      -23.90%    -1.01%         7.07%
STI Growth and Income                                                         -22.63%      N/A         -8.70%
STI International Equity                                                      -20.66%    -7.10%        -3.57%
STI Investment Grade Bond                                                      4.84%      3.50%         3.64%
STI Mid-Cap Equity                                                            -30.34%    -5.05%         1.01%
STI Small Cap Value Equity                                                    -3.60%      0.62%         0.00%
STI Value Income Stock                                                        -19.09%    -3.11%         3.86%
Van Kampen LIT Emerging Growth - Class II                                     -34.47%     0.63%         6.45%
Van Kampen LIT Growth and Income - Class II                                   -16.89%     2.56%         5.02%
Van Kampen UIF Active International Allocation - Class II                     -20.06%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                6.23%      1.56%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.57%         3.93%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.09%      N/A         -1.77%
Putnam VT Global Asset Allocation - Class IB                                  -14.80%    -3.17%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.33%         5.99%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.84%         2.84%
Putnam VT Income - Class IB                                                    5.21%      3.11%         4.02%
Putnam VT International Equity - Class IB                                     -19.84%    -0.14%         2.01%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -1.35%      1.55%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.44%    -7.85%         3.11%
Putnam VT New Value - Class IB                                                -17.82%     0.04%         2.38%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.02%         2.33%
Putnam VT Vista - Class IB                                                    -32.52%    -6.54%        -2.49%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.74%         5.93%
Franklin Growth and Income Securities - Class 2                               -10.67%     2.48%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -11.60%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -14.10%     1.38%         3.88%
Templeton Developing Markets Securities - Class 2                             -2.67%     -7.99%        -12.31%
Templeton Foreign Securities - Class 2                                        -20.72%    -4.57%         5.23%
Oppenheimer Aggressive Growth - Service Class                                 -30.01%    -4.42%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -29.08%    -0.31%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.75%         9.25%
Oppenheimer High Income - Service Class                                       -5.13%     -2.66%         4.02%
Oppenheimer Main Street - Service Class                                       -21.13%    -5.83%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -18.14%      N/A         -3.43%
Oppenheimer Multiple Strategies - Service Class                               -12.89%     0.36%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.40%      1.31%         3.03%
STI Capital Appreciation                                                      -23.98%    -1.11%         6.96%
STI Growth and Income                                                         -22.71%      N/A         -8.80%
STI International Equity                                                      -20.74%    -7.20%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.39%         3.54%
STI Mid-Cap Equity                                                            -30.41%    -5.15%         0.91%
STI Small Cap Value Equity                                                    -3.69%      0.52%        -0.10%
STI Value Income Stock                                                        -19.17%    -3.21%         3.76%
Van Kampen LIT Emerging Growth - Class II                                     -34.53%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     2.45%         4.91%
Van Kampen UIF Active International Allocation - Class II                     -20.14%      N/A         -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                                6.12%      1.46%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.51%      1.47%         3.82%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.14%      N/A         -1.82%
Putnam VT Global Asset Allocation - Class IB                                  -14.84%    -3.21%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.18%    -3.38%         5.94%
Putnam VT Health Sciences - Class IB                                          -22.50%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.89%         2.79%
Putnam VT Income - Class IB                                                    5.16%      3.06%         3.96%
Putnam VT International Equity - Class IB                                     -19.88%    -0.19%         1.95%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.61%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.60%
Putnam VT New Opportunities - Class IB                                        -32.47%    -7.90%         3.06%
Putnam VT New Value - Class IB                                                -17.86%    -0.01%         2.33%
Putnam VT Research - Class IB                                                 -24.33%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.06%         2.28%
Putnam VT Vista - Class IB                                                    -32.55%    -6.58%        -2.54%
Putnam VT Voyager - Class IB                                                  -28.57%    -3.79%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.71%     2.43%         8.22%
Franklin Small Cap Value Securities - Class 2                                 -11.65%      N/A         -2.32%
Mutual Shares Securities - Class II                                           -14.14%     1.33%         3.83%
Templeton Developing Markets Securities - Class 2                             -2.71%     -8.03%        -12.35%
Templeton Foreign Securities - Class 2                                        -20.76%    -4.62%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -30.05%    -4.47%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -29.12%    -0.36%         7.42%
Oppenheimer Global Securities - Service Class                                 -24.49%     2.69%         9.19%
Oppenheimer High Income - Service Class                                       -5.18%     -2.71%         3.96%
Oppenheimer Main Street - Service Class                                       -21.17%    -5.88%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -18.18%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.94%     0.31%         5.33%
Oppenheimer Strategic Bond - Service Class                                     4.35%      1.26%         2.98%
STI Capital Appreciation                                                      -24.02%    -1.16%         6.91%
STI Growth and Income                                                         -22.75%      N/A         -8.84%
STI International Equity                                                      -20.78%    -7.24%        -3.72%
STI Investment Grade Bond                                                      4.68%      3.34%         3.48%
STI Mid-Cap Equity                                                            -30.45%    -5.19%         0.86%
STI Small Cap Value Equity                                                    -3.74%      0.47%        -0.15%
STI Value Income Stock                                                        -19.21%    -3.26%         3.71%
Van Kampen LIT Emerging Growth - Class II                                     -34.57%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -17.01%     2.40%         4.86%
Van Kampen UIF Active International Allocation - Class II                     -20.18%      N/A         -14.09%
Van Kampen UIF Emerging Markets Debt - Class II                                6.07%      1.41%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.56%      1.42%         3.77%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.27%      N/A         -1.97%
Putnam VT Global Asset Allocation - Class IB                                  -14.97%    -3.36%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.29%    -3.52%         5.78%
Putnam VT Health Sciences - Class IB                                          -22.62%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -3.43%     -4.03%         2.63%
Putnam VT Income - Class IB                                                    5.00%      2.90%         3.81%
Putnam VT International Equity - Class IB                                     -20.00%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.75%
Putnam VT Money Market - Class IB                                             -1.55%      1.34%         1.45%
Putnam VT New Opportunities - Class IB                                        -32.57%    -8.04%         2.90%
Putnam VT New Value - Class IB                                                -17.98%    -0.16%         2.18%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.21%         2.12%
Putnam VT Vista - Class IB                                                    -32.66%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -28.68%    -3.94%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.85%     2.27%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -11.78%      N/A         -2.47%
Mutual Shares Securities - Class II                                           -14.27%     1.17%         3.67%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.17%        -12.49%
Templeton Foreign Securities - Class 2                                        -20.88%    -4.76%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -30.15%    -4.62%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.51%         7.26%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.54%         9.03%
Oppenheimer High Income - Service Class                                       -5.32%     -2.86%         3.81%
Oppenheimer Main Street - Service Class                                       -21.29%    -6.02%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -18.30%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.07%     0.16%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.19%      1.10%         2.82%
STI Capital Appreciation                                                      -24.13%    -1.31%         6.75%
STI Growth and Income                                                         -22.86%      N/A         -8.98%
STI International Equity                                                      -20.90%    -7.39%        -3.87%
STI Investment Grade Bond                                                      4.52%      3.18%         3.33%
STI Mid-Cap Equity                                                            -30.55%    -5.34%         0.70%
STI Small Cap Value Equity                                                    -3.89%      0.31%        -0.31%
STI Value Income Stock                                                        -19.34%    -3.40%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     0.32%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     2.25%         4.70%
Van Kampen UIF Active International Allocation - Class II                     -20.30%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                5.91%      1.25%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.26%         3.61%



Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.


Variable Sub-Account                                                             Inception Date
                                                                              of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).





(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.93%      N/A         -1.32%
Putnam VT Global Asset Allocation - Class IB                                  -19.66%    -2.59%         5.19%
Putnam VT Growth and Income - Class IB                                        -26.04%    -2.76%         7.04%
Putnam VT Health Sciences - Class IB                                          -27.38%      N/A         -3.62%
Putnam VT High Yield - Class IB                                               -8.01%     -3.20%         3.94%
Putnam VT Income - Class IB                                                    0.49%      3.87%         5.16%
Putnam VT International Equity - Class IB                                     -24.74%     0.45%         2.71%
Putnam VT Investors - Class IB                                                -30.87%      N/A         -9.47%
Putnam VT Money Market - Class IB                                             -6.12%      2.26%         2.82%
Putnam VT New Opportunities - Class IB                                        -37.42%    -7.48%         4.13%
Putnam VT New Value - Class IB                                                -22.70%     0.70%         3.15%
Putnam VT Research - Class IB                                                 -29.22%      N/A         -3.61%
Putnam VT Utilities Growth and Income - Class IB                              -31.08%    -6.56%         3.39%
Putnam VT Vista - Class IB                                                    -37.51%    -6.12%        -1.91%
Putnam VT Voyager - Class IB                                                  -33.49%    -3.25%         6.95%
Franklin Growth and Income Securities - Class 2                               -15.50%     3.19%         9.36%
Franklin Small Cap Value Securities - Class 2                                 -16.44%      N/A         -1.75%
Mutual Shares Securities - Class II                                           -18.96%     2.07%         4.86%
Templeton Developing Markets Securities - Class 2                             -7.44%     -7.44%        -11.37%
Templeton Foreign Securities - Class 2                                        -25.62%    -4.04%         6.24%
Oppenheimer Aggressive Growth - Service Class                                 -34.98%    -3.96%         5.08%
Oppenheimer Capital Appreciation - Service Class                              -34.04%     0.26%         8.52%
Oppenheimer Global Securities - Service Class                                 -29.38%     3.38%        10.26%
Oppenheimer High Income - Service Class                                       -9.92%     -2.02%         5.10%
Oppenheimer Main Street - Service Class                                       -26.04%    -5.32%         7.07%
Oppenheimer Main Street Small Cap - Service Class                             -23.02%      N/A         -3.06%
Oppenheimer Multiple Strategies - Service Class                               -17.75%     1.03%         6.47%
Oppenheimer Strategic Bond - Service Class                                    -0.33%      2.04%         4.20%
STI Capital Appreciation                                                      -28.91%    -0.53%         8.05%
STI Growth and Income                                                         -27.63%      N/A         -9.36%
STI International Equity                                                      -25.65%    -6.73%        -2.82%
STI Investment Grade Bond                                                      0.01%      4.15%         4.76%
STI Mid-Cap Equity                                                            -35.39%    -4.63%         2.03%
STI Small Cap Value Equity                                                    -8.48%      1.28%         0.75%
STI Value Income Stock                                                        -24.07%    -2.62%         4.88%
Van Kampen LIT Emerging Growth - Class II                                     -39.54%     1.06%         7.39%
Van Kampen LIT Growth and Income - Class II                                   -21.85%     3.12%         5.88%
Van Kampen UIF Active International Allocation - Class II                     -25.04%      N/A         -14.63%
Van Kampen UIF Emerging Markets Debt - Class II                                1.40%      2.26%         2.01%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.29%      2.23%         4.67%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.11%      N/A         -1.52%
Putnam VT Global Asset Allocation - Class IB                                  -19.83%    -2.79%         4.98%
Putnam VT Growth and Income - Class IB                                        -26.20%    -2.96%         6.83%
Putnam VT Health Sciences - Class IB                                          -27.54%      N/A         -3.82%
Putnam VT High Yield - Class IB                                               -8.21%     -3.40%         3.73%
Putnam VT Income - Class IB                                                    0.27%      3.66%         4.95%
Putnam VT International Equity - Class IB                                     -24.90%     0.24%         2.50%
Putnam VT Investors - Class IB                                                -31.02%      N/A         -9.66%
Putnam VT Money Market - Class IB                                             -6.32%      2.05%         2.62%
Putnam VT New Opportunities - Class IB                                        -37.56%    -7.67%         3.92%
Putnam VT New Value - Class IB                                                -22.87%     0.50%         2.94%
Putnam VT Research - Class IB                                                 -29.37%      N/A         -3.81%
Putnam VT Utilities Growth and Income - Class IB                              -31.23%    -6.75%         3.18%
Putnam VT Vista - Class IB                                                    -37.65%    -6.32%        -2.11%
Putnam VT Voyager - Class IB                                                  -33.64%    -3.45%         6.73%
Franklin Growth and Income Securities - Class 2                               -15.69%     2.98%         9.14%
Franklin Small Cap Value Securities - Class 2                                 -16.62%      N/A         -1.96%
Mutual Shares Securities - Class II                                           -19.13%     1.86%         4.65%
Templeton Developing Markets Securities - Class 2                             -7.64%     -7.63%        -11.55%
Templeton Foreign Securities - Class 2                                        -25.78%    -4.24%         6.03%
Oppenheimer Aggressive Growth - Service Class                                 -35.13%    -4.16%         4.87%
Oppenheimer Capital Appreciation - Service Class                              -34.19%     0.05%         8.31%
Oppenheimer Global Securities - Service Class                                 -29.54%     3.17%        10.04%
Oppenheimer High Income - Service Class                                       -10.12%    -2.22%         4.89%
Oppenheimer Main Street - Service Class                                       -26.20%    -5.52%         6.86%
Oppenheimer Main Street Small Cap - Service Class                             -23.19%      N/A         -3.26%
Oppenheimer Multiple Strategies - Service Class                               -17.92%     0.82%         6.25%
Oppenheimer Strategic Bond - Service Class                                    -0.54%      1.83%         3.99%
STI Capital Appreciation                                                      -29.06%    -0.74%         7.84%
STI Growth and Income                                                         -27.78%      N/A         -9.55%
STI International Equity                                                      -25.81%    -6.92%        -3.02%
STI Investment Grade Bond                                                     -0.20%      3.94%         4.55%
STI Mid-Cap Equity                                                            -35.53%    -4.83%         1.83%
STI Small Cap Value Equity                                                    -8.67%      1.07%         0.55%
STI Value Income Stock                                                        -24.23%    -2.82%         4.67%
Van Kampen LIT Emerging Growth - Class II                                     -39.67%     0.85%         7.18%
Van Kampen LIT Growth and Income - Class II                                   -22.02%     2.91%         5.66%
Van Kampen UIF Active International Allocation - Class II                     -25.20%      N/A         -14.81%
Van Kampen UIF Emerging Markets Debt - Class II                                1.19%      2.05%         1.80%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.49%      2.02%         4.45%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.16%      N/A         -1.58%
Putnam VT Global Asset Allocation - Class IB                                  -19.87%    -2.84%         4.92%
Putnam VT Growth and Income - Class IB                                        -26.24%    -3.01%         6.77%
Putnam VT Health Sciences - Class IB                                          -27.58%      N/A         -3.87%
Putnam VT High Yield - Class IB                                               -8.26%     -3.45%         3.68%
Putnam VT Income - Class IB                                                    0.22%      3.61%         4.89%
Putnam VT International Equity - Class IB                                     -24.95%     0.19%         2.45%
Putnam VT Investors - Class IB                                                -31.05%      N/A         -9.70%
Putnam VT Money Market - Class IB                                             -6.37%      2.00%         2.57%
Putnam VT New Opportunities - Class IB                                        -37.59%    -7.72%         3.87%
Putnam VT New Value - Class IB                                                -22.91%     0.44%         2.89%
Putnam VT Research - Class IB                                                 -29.41%      N/A         -3.86%
Putnam VT Utilities Growth and Income - Class IB                              -31.27%    -6.80%         3.13%
Putnam VT Vista - Class IB                                                    -37.68%    -6.37%        -2.16%
Putnam VT Voyager - Class IB                                                  -33.67%    -3.50%         6.68%
Franklin Growth and Income Securities - Class 2                               -15.73%     2.93%         9.08%
Franklin Small Cap Value Securities - Class 2                                 -16.67%      N/A         -2.01%
Mutual Shares Securities - Class II                                           -19.18%     1.81%         4.60%
Templeton Developing Markets Securities - Class 2                             -7.69%     -7.68%        -11.60%
Templeton Foreign Securities - Class 2                                        -25.82%    -4.29%         5.97%
Oppenheimer Aggressive Growth - Service Class                                 -35.16%    -4.20%         4.81%
Oppenheimer Capital Appreciation - Service Class                              -34.22%     0.00%         8.25%
Oppenheimer Global Securities - Service Class                                 -29.58%     3.12%         9.99%
Oppenheimer High Income - Service Class                                       -10.16%    -2.27%         4.83%
Oppenheimer Main Street - Service Class                                       -26.24%    -5.57%         6.80%
Oppenheimer Main Street Small Cap - Service Class                             -23.23%      N/A         -3.31%
Oppenheimer Multiple Strategies - Service Class                               -17.97%     0.77%         6.20%
Oppenheimer Strategic Bond - Service Class                                    -0.59%      1.78%         3.94%
STI Capital Appreciation                                                      -29.10%    -0.79%         7.78%
STI Growth and Income                                                         -27.82%      N/A         -9.60%
STI International Equity                                                      -25.85%    -6.97%        -3.07%
STI Investment Grade Bond                                                     -0.26%      3.89%         4.50%
STI Mid-Cap Equity                                                            -35.56%    -4.88%         1.78%
STI Small Cap Value Equity                                                    -8.72%      1.02%         0.49%
STI Value Income Stock                                                        -24.27%    -2.87%         4.62%
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     0.80%         7.13%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     2.86%         5.61%
Van Kampen UIF Active International Allocation - Class II                     -25.24%      N/A         -14.86%
Van Kampen UIF Emerging Markets Debt - Class II                                1.14%      2.00%         1.74%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.54%      1.97%         4.40%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.20%      N/A         -1.63%
Putnam VT Global Asset Allocation - Class IB                                  -19.92%    -2.89%         4.87%
Putnam VT Growth and Income - Class IB                                        -26.28%    -3.06%         6.72%
Putnam VT Health Sciences - Class IB                                          -27.62%      N/A         -3.92%
Putnam VT High Yield - Class IB                                               -8.31%     -3.50%         3.63%
Putnam VT Income - Class IB                                                    0.17%      3.55%         4.84%
Putnam VT International Equity - Class IB                                     -24.99%     0.14%         2.40%
Putnam VT Investors - Class IB                                                -31.09%      N/A         -9.75%
Putnam VT Money Market - Class IB                                             -6.42%      1.95%         2.52%
Putnam VT New Opportunities - Class IB                                        -37.63%    -7.77%         3.82%
Putnam VT New Value - Class IB                                                -22.95%     0.39%         2.83%
Putnam VT Research - Class IB                                                 -29.45%      N/A         -3.91%
Putnam VT Utilities Growth and Income - Class IB                              -31.30%    -6.85%         3.08%
Putnam VT Vista - Class IB                                                    -37.71%    -6.42%        -2.21%
Putnam VT Voyager - Class IB                                                  -33.71%    -3.55%         6.63%
Franklin Growth and Income Securities - Class 2                               -15.78%     2.87%         9.03%
Franklin Small Cap Value Securities - Class 2                                 -16.71%      N/A         -2.06%
Mutual Shares Securities - Class II                                           -19.22%     1.76%         4.55%
Templeton Developing Markets Securities - Class 2                             -7.74%     -7.73%        -11.64%
Templeton Foreign Securities - Class 2                                        -25.86%    -4.34%         5.92%
Oppenheimer Aggressive Growth - Service Class                                 -35.20%    -4.25%         4.76%
Oppenheimer Capital Appreciation - Service Class                              -34.26%    -0.05%         8.20%
Oppenheimer Global Securities - Service Class                                 -29.61%     3.07%         9.93%
Oppenheimer High Income - Service Class                                       -10.21%    -2.32%         4.78%
Oppenheimer Main Street - Service Class                                       -26.28%    -5.62%         6.75%
Oppenheimer Main Street Small Cap - Service Class                             -23.27%      N/A         -3.36%
Oppenheimer Multiple Strategies - Service Class                               -18.01%     0.72%         6.15%
Oppenheimer Strategic Bond - Service Class                                    -0.64%      1.73%         3.88%
STI Capital Appreciation                                                      -29.14%    -0.84%         7.73%
STI Growth and Income                                                         -27.86%      N/A         -9.65%
STI International Equity                                                      -25.89%    -7.02%        -3.11%
STI Investment Grade Bond                                                     -0.31%      3.84%         4.44%
STI Mid-Cap Equity                                                            -35.60%    -4.93%         1.73%
STI Small Cap Value Equity                                                    -8.77%      0.97%         0.44%
STI Value Income Stock                                                        -24.31%    -2.92%         4.57%
Van Kampen LIT Emerging Growth - Class II                                     -39.74%     0.75%         7.07%
Van Kampen LIT Growth and Income - Class II                                   -22.10%     2.80%         5.56%
Van Kampen UIF Active International Allocation - Class II                     -25.28%      N/A         -14.90%
Van Kampen UIF Emerging Markets Debt - Class II                                1.08%      1.95%         1.69%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.59%      1.92%         4.35%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.29%      N/A         -1.73%
Putnam VT Global Asset Allocation - Class IB                                  -20.00%    -2.99%         4.77%
Putnam VT Growth and Income - Class IB                                        -26.36%    -3.16%         6.61%
Putnam VT Health Sciences - Class IB                                          -27.70%      N/A         -4.02%
Putnam VT High Yield - Class IB                                               -8.41%     -3.60%         3.52%
Putnam VT Income - Class IB                                                    0.06%      3.45%         4.74%
Putnam VT International Equity - Class IB                                     -25.07%     0.04%         2.29%
Putnam VT Investors - Class IB                                                -31.17%      N/A         -9.85%
Putnam VT Money Market - Class IB                                             -6.52%      1.85%         2.41%
Putnam VT New Opportunities - Class IB                                        -37.70%    -7.86%         3.71%
Putnam VT New Value - Class IB                                                -23.04%     0.29%         2.73%
Putnam VT Research - Class IB                                                 -29.53%      N/A         -4.01%
Putnam VT Utilities Growth and Income - Class IB                              -31.38%    -6.95%         2.98%
Putnam VT Vista - Class IB                                                    -37.78%    -6.51%        -2.31%
Putnam VT Voyager - Class IB                                                  -33.78%    -3.65%         6.52%
Franklin Growth and Income Securities - Class 2                               -15.87%     2.77%         8.92%
Franklin Small Cap Value Securities - Class 2                                 -16.80%      N/A         -2.16%
Mutual Shares Securities - Class II                                           -19.31%     1.66%         4.44%
Templeton Developing Markets Securities - Class 2                             -7.84%     -7.83%        -11.74%
Templeton Foreign Securities - Class 2                                        -25.94%    -4.44%         5.82%
Oppenheimer Aggressive Growth - Service Class                                 -35.27%    -4.35%         4.66%
Oppenheimer Capital Appreciation - Service Class                              -34.33%    -0.15%         8.09%
Oppenheimer Global Securities - Service Class                                 -29.69%     2.96%         9.82%
Oppenheimer High Income - Service Class                                       -10.31%    -2.42%         4.68%
Oppenheimer Main Street - Service Class                                       -26.36%    -5.71%         6.64%
Oppenheimer Main Street Small Cap - Service Class                             -23.36%      N/A         -3.46%
Oppenheimer Multiple Strategies - Service Class                               -18.10%     0.61%         6.04%
Oppenheimer Strategic Bond - Service Class                                    -0.75%      1.62%         3.78%
STI Capital Appreciation                                                      -29.21%    -0.94%         7.62%
STI Growth and Income                                                         -27.94%      N/A         -9.74%
STI International Equity                                                      -25.97%    -7.11%        -3.21%
STI Investment Grade Bond                                                     -0.42%      3.73%         4.34%
STI Mid-Cap Equity                                                            -35.67%    -5.03%         1.63%
STI Small Cap Value Equity                                                    -8.87%      0.86%         0.34%
STI Value Income Stock                                                        -24.39%    -3.02%         4.46%
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     0.64%         6.97%
Van Kampen LIT Growth and Income - Class II                                   -22.19%     2.70%         5.45%
Van Kampen UIF Active International Allocation - Class II                     -25.36%      N/A         -15.00%
Van Kampen UIF Emerging Markets Debt - Class II                                0.97%      1.84%         1.59%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.68%      1.81%         4.24%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.34%      N/A         -1.78%
Putnam VT Global Asset Allocation - Class IB                                  -20.05%    -3.04%         4.71%
Putnam VT Growth and Income - Class IB                                        -26.40%    -3.21%         6.56%
Putnam VT Health Sciences - Class IB                                          -27.74%      N/A         -4.07%
Putnam VT High Yield - Class IB                                               -8.45%     -3.65%         3.47%
Putnam VT Income - Class IB                                                    0.01%      3.39%         4.68%
Putnam VT International Equity - Class IB                                     -25.11%    -0.02%         2.24%
Putnam VT Investors - Class IB                                                -31.20%      N/A         -9.90%
Putnam VT Money Market - Class IB                                             -6.57%      1.79%         2.36%
Putnam VT New Opportunities - Class IB                                        -37.73%    -7.91%         3.66%
Putnam VT New Value - Class IB                                                -23.08%     0.24%         2.68%
Putnam VT Research - Class IB                                                 -29.57%      N/A         -4.06%
Putnam VT Utilities Growth and Income - Class IB                              -31.41%    -6.99%         2.93%
Putnam VT Vista - Class IB                                                    -37.82%    -6.56%        -2.36%
Putnam VT Voyager - Class IB                                                  -33.82%    -3.70%         6.47%
Franklin Growth and Income Securities - Class 2                               -15.91%     2.72%         8.86%
Franklin Small Cap Value Securities - Class 2                                 -16.85%      N/A         -2.21%
Mutual Shares Securities - Class II                                           -19.35%     1.60%         4.39%
Templeton Developing Markets Securities - Class 2                             -7.89%     -7.87%        -11.78%
Templeton Foreign Securities - Class 2                                        -25.99%    -4.49%         5.76%
Oppenheimer Aggressive Growth - Service Class                                 -35.30%    -4.40%         4.60%
Oppenheimer Capital Appreciation - Service Class                              -34.37%    -0.20%         8.04%
Oppenheimer Global Securities - Service Class                                 -29.73%     2.91%         9.77%
Oppenheimer High Income - Service Class                                       -10.36%    -2.47%         4.62%
Oppenheimer Main Street - Service Class                                       -26.40%    -5.76%         6.59%
Oppenheimer Main Street Small Cap - Service Class                             -23.40%      N/A         -3.51%
Oppenheimer Multiple Strategies - Service Class                               -18.14%     0.56%         5.99%
Oppenheimer Strategic Bond - Service Class                                    -0.80%      1.57%         3.73%
STI Capital Appreciation                                                      -29.25%    -0.99%         7.57%
STI Growth and Income                                                         -27.98%      N/A         -9.79%
STI International Equity                                                      -26.01%    -7.16%        -3.26%
STI Investment Grade Bond                                                     -0.47%      3.68%         4.29%
STI Mid-Cap Equity                                                            -35.70%    -5.07%         1.57%
STI Small Cap Value Equity                                                    -8.92%      0.81%         0.29%
STI Value Income Stock                                                        -24.44%    -3.07%         4.41%
Van Kampen LIT Emerging Growth - Class II                                     -39.84%     0.59%         6.91%
Van Kampen LIT Growth and Income - Class II                                   -22.23%     2.65%         5.40%
Van Kampen UIF Active International Allocation - Class II                     -25.40%      N/A         -15.04%
Van Kampen UIF Emerging Markets Debt - Class II                                0.92%      1.79%         1.54%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.73%      1.76%         4.19%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable  Sub-Account                                                         1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.38%      N/A         -1.83%
Putnam VT Global Asset Allocation - Class IB                                  -20.09%    -3.09%         4.66%
Putnam VT Growth and Income - Class IB                                        -26.44%    -3.26%         6.51%
Putnam VT Health Sciences - Class IB                                          -27.77%      N/A         -4.12%
Putnam VT High Yield - Class IB                                               -8.50%     -3.70%         3.42%
Putnam VT Income - Class IB                                                   -0.04%      3.34%         4.63%
Putnam VT International Equity - Class IB                                     -25.15%    -0.07%         2.19%
Putnam VT Investors - Class IB                                                -31.24%      N/A         -9.94%
Putnam VT Money Market - Class IB                                             -6.62%      1.74%         2.31%
Putnam VT New Opportunities - Class IB                                        -37.77%    -7.96%         3.61%
Putnam VT New Value - Class IB                                                -23.12%     0.19%         2.62%
Putnam VT Research - Class IB                                                 -29.60%      N/A         -4.11%
Putnam VT Utilities Growth and Income - Class IB                              -31.45%    -7.04%         2.87%
Putnam VT Vista - Class IB                                                    -37.85%    -6.61%        -2.41%
Putnam VT Voyager - Class IB                                                  -33.85%    -3.75%         6.41%
Franklin Growth and Income Securities - Class 2                               -15.96%     2.66%         8.81%
Franklin Small Cap Value Securities - Class 2                                 -16.89%      N/A         -2.26%
Mutual Shares Securities - Class II                                           -19.39%     1.55%         4.33%
Templeton Developing Markets Securities - Class 2                             -7.94%     -7.92%        -11.83%
Templeton Foreign Securities - Class 2                                        -26.03%    -4.54%         5.71%
Oppenheimer Aggressive Growth - Service Class                                 -35.34%    -4.45%         4.55%
Oppenheimer Capital Appreciation - Service Class                              -34.40%    -0.25%         7.98%
Oppenheimer Global Securities - Service Class                                 -29.77%     2.86%         9.71%
Oppenheimer High Income - Service Class                                       -10.40%    -2.52%         4.57%
Oppenheimer Main Street - Service Class                                       -26.44%    -5.81%         6.54%
Oppenheimer Main Street Small Cap - Service Class                             -23.44%      N/A         -3.56%
Oppenheimer Multiple Strategies - Service Class                               -18.19%     0.51%         5.93%
Oppenheimer Strategic Bond - Service Class                                    -0.85%      1.52%         3.68%
STI Capital Appreciation                                                      -29.29%    -1.04%         7.51%
STI Growth and Income                                                         -28.02%      N/A         -9.84%
STI International Equity                                                      -26.05%    -7.21%        -3.31%
STI Investment Grade Bond                                                     -0.52%      3.62%         4.24%
STI Mid-Cap Equity                                                            -35.74%    -5.12%         1.52%
STI Small Cap Value Equity                                                    -8.97%      0.76%         0.24%
STI Value Income Stock                                                        -24.48%    -3.12%         4.36%
Van Kampen LIT Emerging Growth - Class II                                     -39.87%     0.54%         6.86%
Van Kampen LIT Growth and Income - Class II                                   -22.27%     2.59%         5.34%
Van Kampen UIF Active International Allocation - Class II                     -25.45%      N/A         -15.09%
Van Kampen UIF Emerging Markets Debt - Class II                                0.87%      1.74%         1.48%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.78%      1.71%         4.13%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.43%      N/A         -1.88%
Putnam VT Global Asset Allocation - Class IB                                  -20.13%    -3.14%         4.61%
Putnam VT Growth and Income - Class IB                                        -26.48%    -3.31%         6.45%
Putnam VT Health Sciences - Class IB                                          -27.81%      N/A         -4.17%
Putnam VT High Yield - Class IB                                               -8.55%     -3.75%         3.37%
Putnam VT Income - Class IB                                                   -0.10%      3.29%         4.58%
Putnam VT International Equity - Class IB                                     -25.19%    -0.12%         2.13%
Putnam VT Investors - Class IB                                                -31.28%      N/A         -9.99%
Putnam VT Money Market - Class IB                                             -6.67%      1.69%         2.26%
Putnam VT New Opportunities - Class IB                                        -37.80%    -8.01%         3.56%
Putnam VT New Value - Class IB                                                -23.16%     0.13%         2.57%
Putnam VT Research - Class IB                                                 -29.64%      N/A         -4.16%
Putnam VT Utilities Growth and Income - Class IB                              -31.49%    -7.09%         2.82%
Putnam VT Vista - Class IB                                                    -37.88%    -6.66%        -2.46%
Putnam VT Voyager - Class IB                                                  -33.89%    -3.80%         6.36%
Franklin Growth and Income Securities - Class 2                               -16.00%     2.61%         8.76%
Franklin Small Cap Value Securities - Class 2                                 -16.93%      N/A         -2.31%
Mutual Shares Securities - Class II                                           -19.44%     1.50%         4.28%
Templeton Developing Markets Securities - Class 2                             -7.98%     -7.97%        -11.87%
Templeton Foreign Securities - Class 2                                        -26.07%    -4.59%         5.66%
Oppenheimer Aggressive Growth - Service Class                                 -35.37%    -4.50%         4.50%
Oppenheimer Capital Appreciation - Service Class                              -34.44%    -0.30%         7.93%
Oppenheimer Global Securities - Service Class                                 -29.80%     2.80%         9.66%
Oppenheimer High Income - Service Class                                       -10.45%    -2.57%         4.52%
Oppenheimer Main Street - Service Class                                       -26.48%    -5.86%         6.48%
Oppenheimer Main Street Small Cap - Service Class                             -23.48%      N/A         -3.61%
Oppenheimer Multiple Strategies - Service Class                               -18.23%     0.46%         5.88%
Oppenheimer Strategic Bond - Service Class                                    -0.91%      1.46%         3.62%
STI Capital Appreciation                                                      -29.33%    -1.09%         7.46%
STI Growth and Income                                                         -28.06%      N/A         -9.89%
STI International Equity                                                      -26.09%    -7.26%        -3.36%
STI Investment Grade Bond                                                     -0.57%      3.57%         4.18%
STI Mid-Cap Equity                                                            -35.78%    -5.17%         1.47%
STI Small Cap Value Equity                                                    -9.02%      0.71%         0.19%
STI Value Income Stock                                                        -24.52%    -3.17%         4.31%
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     0.49%         6.80%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     2.54%         5.29%
Van Kampen UIF Active International Allocation - Class II                     -25.49%      N/A         -15.13%
Van Kampen UIF Emerging Markets Debt - Class II                                0.81%      1.68%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.83%      1.66%         4.08%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.47%      N/A         -1.93%
Putnam VT Global Asset Allocation - Class IB                                  -20.18%    -3.19%         4.56%
Putnam VT Growth and Income - Class IB                                        -26.52%    -3.36%         6.40%
Putnam VT Health Sciences - Class IB                                          -27.85%      N/A         -4.22%
Putnam VT High Yield - Class IB                                               -8.60%     -3.80%         3.31%
Putnam VT Income - Class IB                                                   -0.15%      3.24%         4.53%
Putnam VT International Equity - Class IB                                     -25.23%    -0.17%         2.08%
Putnam VT Investors - Class IB                                                -31.32%      N/A         -10.04%
Putnam VT Money Market - Class IB                                             -6.72%      1.64%         2.21%
Putnam VT New Opportunities - Class IB                                        -37.83%    -8.06%         3.50%
Putnam VT New Value - Class IB                                                -23.20%     0.08%         2.52%
Putnam VT Research - Class IB                                                 -29.68%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -31.53%    -7.14%         2.77%
Putnam VT Vista - Class IB                                                    -37.92%    -6.71%        -2.51%
Putnam VT Voyager - Class IB                                                  -33.93%    -3.85%         6.31%
Franklin Growth and Income Securities - Class 2                               -16.05%     2.56%         8.70%
Franklin Small Cap Value Securities - Class 2                                 -16.98%      N/A         -2.36%
Mutual Shares Securities - Class II                                           -19.48%     1.45%         4.23%
Templeton Developing Markets Securities - Class 2                             -8.03%     -8.02%        -11.92%
Templeton Foreign Securities - Class 2                                        -26.11%    -4.64%         5.61%
Oppenheimer Aggressive Growth - Service Class                                 -35.41%    -4.55%         4.45%
Oppenheimer Capital Appreciation - Service Class                              -34.48%    -0.36%         7.87%
Oppenheimer Global Securities - Service Class                                 -29.84%     2.75%         9.60%
Oppenheimer High Income - Service Class                                       -10.50%    -2.62%         4.47%
Oppenheimer Main Street - Service Class                                       -26.52%    -5.91%         6.43%
Oppenheimer Main Street Small Cap - Service Class                             -23.52%      N/A         -3.66%
Oppenheimer Multiple Strategies - Service Class                               -18.27%     0.41%         5.83%
Oppenheimer Strategic Bond - Service Class                                    -0.96%      1.41%         3.57%
STI Capital Appreciation                                                      -29.37%    -1.14%         7.41%
STI Growth and Income                                                         -28.10%      N/A         -9.94%
STI International Equity                                                      -26.13%    -7.31%        -3.41%
STI Investment Grade Bond                                                     -0.63%      3.52%         4.13%
STI Mid-Cap Equity                                                            -35.81%    -5.22%         1.42%
STI Small Cap Value Equity                                                    -9.06%      0.66%         0.13%
STI Value Income Stock                                                        -24.56%    -3.22%         4.25%
Van Kampen LIT Emerging Growth - Class II                                     -39.93%     0.44%         6.75%
Van Kampen LIT Growth and Income - Class II                                   -22.36%     2.49%         5.24%
Van Kampen UIF Active International Allocation - Class II                     -25.53%      N/A         -15.18%
Van Kampen UIF Emerging Markets Debt - Class II                                0.76%      1.63%         1.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.88%      1.60%         4.03%



 (With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.56%      N/A         -2.03%
Putnam VT Global Asset Allocation - Class IB                                  -20.26%    -3.29%         4.45%
Putnam VT Growth and Income - Class IB                                        -26.60%    -3.46%         6.29%
Putnam VT Health Sciences - Class IB                                          -27.93%      N/A         -4.32%
Putnam VT High Yield - Class IB                                               -8.70%     -3.89%         3.21%
Putnam VT Income - Class IB                                                   -0.26%      3.13%         4.42%
Putnam VT International Equity - Class IB                                     -25.31%    -0.27%         1.98%
Putnam VT Investors - Class IB                                                -31.39%      N/A         -10.13%
Putnam VT Money Market - Class IB                                             -6.82%      1.53%         2.10%
Putnam VT New Opportunities - Class IB                                        -37.90%    -8.15%         3.40%
Putnam VT New Value - Class IB                                                -23.29%    -0.02%         2.41%
Putnam VT Research - Class IB                                                 -29.76%      N/A         -4.31%
Putnam VT Utilities Growth and Income - Class IB                              -31.60%    -7.23%         2.67%
Putnam VT Vista - Class IB                                                    -37.99%    -6.80%        -2.61%
Putnam VT Voyager - Class IB                                                  -34.00%    -3.95%         6.20%
Franklin Growth and Income Securities - Class 2                               -16.14%     2.45%         8.59%
Franklin Small Cap Value Securities - Class 2                                 -17.07%      N/A         -2.46%
Mutual Shares Securities - Class II                                           -19.57%     1.34%         4.12%
Templeton Developing Markets Securities - Class 2                             -8.13%     -8.11%        -12.01%
Templeton Foreign Securities - Class 2                                        -26.19%    -4.74%         5.50%
Oppenheimer Aggressive Growth - Service Class                                 -35.48%    -4.65%         4.34%
Oppenheimer Capital Appreciation - Service Class                              -34.55%    -0.46%         7.77%
Oppenheimer Global Securities - Service Class                                 -29.92%     2.65%         9.49%
Oppenheimer High Income - Service Class                                       -10.59%    -2.72%         4.36%
Oppenheimer Main Street - Service Class                                       -26.59%    -6.01%         6.32%
Oppenheimer Main Street Small Cap - Service Class                             -23.60%      N/A         -3.76%
Oppenheimer Multiple Strategies - Service Class                               -18.36%     0.30%         5.72%
Oppenheimer Strategic Bond - Service Class                                    -1.07%      1.31%         3.47%
STI Capital Appreciation                                                      -29.45%    -1.24%         7.30%
STI Growth and Income                                                         -28.18%      N/A         -10.03%
STI International Equity                                                      -26.21%    -7.40%        -3.51%
STI Investment Grade Bond                                                     -0.73%      3.41%         4.03%
STI Mid-Cap Equity                                                            -35.88%    -5.32%         1.32%
STI Small Cap Value Equity                                                    -9.16%      0.55%         0.03%
STI Value Income Stock                                                        -24.64%    -3.32%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -40.00%     0.34%         6.64%
Van Kampen LIT Growth and Income - Class II                                   -22.44%     2.38%         5.13%
Van Kampen UIF Active International Allocation - Class II                     -25.61%      N/A         -15.27%
Van Kampen UIF Emerging Markets Debt - Class II                                0.65%      1.53%         1.28%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.97%      1.50%         3.92%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.61%      N/A         -2.08%
Putnam VT Global Asset Allocation - Class IB                                  -20.31%    -3.34%         4.40%
Putnam VT Growth and Income - Class IB                                        -26.64%    -3.51%         6.24%
Putnam VT Health Sciences - Class IB                                          -27.97%      N/A         -4.37%
Putnam VT High Yield - Class IB                                               -8.75%     -3.94%         3.16%
Putnam VT Income - Class IB                                                   -0.31%      3.08%         4.37%
Putnam VT International Equity - Class IB                                     -25.35%    -0.32%         1.92%
Putnam VT Investors - Class IB                                                -31.43%      N/A         -10.18%
Putnam VT Money Market - Class IB                                             -6.87%      1.48%         2.05%
Putnam VT New Opportunities - Class IB                                        -37.94%    -8.20%         3.35%
Putnam VT New Value - Class IB                                                -23.33%    -0.07%         2.36%
Putnam VT Research - Class IB                                                 -29.79%      N/A         -4.36%
Putnam VT Utilities Growth and Income - Class IB                              -31.64%    -7.28%         2.62%
Putnam VT Vista - Class IB                                                    -38.02%    -6.85%        -2.66%
Putnam VT Voyager - Class IB                                                  -34.03%    -4.00%         6.15%
Franklin Growth and Income Securities - Class 2                               -16.18%     2.40%         8.54%
Franklin Small Cap Value Securities - Class 2                                 -17.11%      N/A         -2.52%
Mutual Shares Securities - Class II                                           -19.61%     1.29%         4.07%
Templeton Developing Markets Securities - Class 2                             -8.18%     -8.16%        -12.06%
Templeton Foreign Securities - Class 2                                        -26.23%    -4.78%         5.45%
Oppenheimer Aggressive Growth - Service Class                                 -35.51%    -4.70%         4.29%
Oppenheimer Capital Appreciation - Service Class                              -34.58%    -0.51%         7.71%
Oppenheimer Global Securities - Service Class                                 -29.96%     2.59%         9.44%
Oppenheimer High Income - Service Class                                       -10.64%    -2.77%         4.31%
Oppenheimer Main Street - Service Class                                       -26.63%    -6.06%         6.27%
Oppenheimer Main Street Small Cap - Service Class                             -23.64%      N/A         -3.81%
Oppenheimer Multiple Strategies - Service Class                               -18.41%     0.25%         5.67%
Oppenheimer Strategic Bond - Service Class                                    -1.12%      1.26%         3.42%
STI Capital Appreciation                                                      -29.48%    -1.30%         7.25%
STI Growth and Income                                                         -28.21%      N/A         -10.08%
STI International Equity                                                      -26.25%    -7.45%        -3.56%
STI Investment Grade Bond                                                     -0.78%      3.36%         3.97%
STI Mid-Cap Equity                                                            -35.92%    -5.37%         1.27%
STI Small Cap Value Equity                                                    -9.21%      0.50%        -0.02%
STI Value Income Stock                                                        -24.68%    -3.37%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -40.03%     0.28%         6.59%
Van Kampen LIT Growth and Income - Class II                                   -22.48%     2.33%         5.08%
Van Kampen UIF Active International Allocation - Class II                     -25.65%      N/A         -15.32%
Van Kampen UIF Emerging Markets Debt - Class II                                0.60%      1.48%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.02%      1.45%         3.87%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.74%      N/A         -2.24%
Putnam VT Global Asset Allocation - Class IB                                  -20.43%    -3.49%         4.24%
Putnam VT Growth and Income - Class IB                                        -26.76%    -3.66%         6.08%
Putnam VT Health Sciences - Class IB                                          -28.09%      N/A         -4.52%
Putnam VT High Yield - Class IB                                               -8.89%     -4.09%         3.00%
Putnam VT Income - Class IB                                                   -0.47%      2.92%         4.21%
Putnam VT International Equity - Class IB                                     -25.47%    -0.48%         1.77%
Putnam VT Investors - Class IB                                                -31.54%      N/A         -10.32%
Putnam VT Money Market - Class IB                                             -7.02%      1.32%         1.90%
Putnam VT New Opportunities - Class IB                                        -38.04%    -8.34%         3.19%
Putnam VT New Value - Class IB                                                -23.45%    -0.22%         2.20%
Putnam VT Research - Class IB                                                 -29.91%      N/A         -4.51%
Putnam VT Utilities Growth and Income - Class IB                              -31.75%    -7.43%         2.46%
Putnam VT Vista - Class IB                                                    -38.12%    -7.00%        -2.81%
Putnam VT Voyager - Class IB                                                  -34.14%    -4.15%         5.99%
Franklin Growth and Income Securities - Class 2                               -16.32%     2.24%         8.37%
Franklin Small Cap Value Securities - Class 2                                 -17.25%      N/A         -2.67%
Mutual Shares Securities - Class II                                           -19.74%     1.14%         3.91%
Templeton Developing Markets Securities - Class 2                             -8.33%     -8.30%        -12.20%
Templeton Foreign Securities - Class 2                                        -26.34%    -4.93%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -35.62%    -4.85%         4.13%
Oppenheimer Capital Appreciation - Service Class                              -34.69%    -0.66%         7.55%
Oppenheimer Global Securities - Service Class                                 -30.07%     2.44%         9.27%
Oppenheimer High Income - Service Class                                       -10.78%    -2.93%         4.15%
Oppenheimer Main Street - Service Class                                       -26.75%    -6.20%         6.11%
Oppenheimer Main Street Small Cap - Service Class                             -23.77%      N/A         -3.96%
Oppenheimer Multiple Strategies - Service Class                               -18.54%     0.10%         5.51%
Oppenheimer Strategic Bond - Service Class                                    -1.27%      1.10%         3.26%
STI Capital Appreciation                                                      -29.60%    -1.45%         7.08%
STI Growth and Income                                                         -28.33%      N/A         -10.22%
STI International Equity                                                      -26.37%    -7.59%        -3.71%
STI Investment Grade Bond                                                     -0.94%      3.20%         3.82%
STI Mid-Cap Equity                                                            -36.02%    -5.52%         1.12%
STI Small Cap Value Equity                                                    -9.35%      0.35%        -0.17%
STI Value Income Stock                                                        -24.80%    -3.52%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -40.13%     0.13%         6.43%
Van Kampen LIT Growth and Income - Class II                                   -22.61%     2.17%         4.92%
Van Kampen UIF Active International Allocation - Class II                     -25.77%      N/A         -15.45%
Van Kampen UIF Emerging Markets Debt - Class II                                0.44%      1.32%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.17%      1.29%         3.71%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.33%      N/A         -1.75%
Putnam VT Global Asset Allocation - Class IB                                  -20.06%    -2.97%         4.92%
Putnam VT Growth and Income - Class IB                                        -26.44%    -3.13%         6.80%
Putnam VT Health Sciences - Class IB                                          -27.78%      N/A         -4.02%
Putnam VT High Yield - Class IB                                               -8.41%     -3.64%         3.64%
Putnam VT Income - Class IB                                                    0.09%      3.49%         4.83%
Putnam VT International Equity - Class IB                                     -25.14%     0.14%         2.42%
Putnam VT Investors - Class IB                                                -31.27%      N/A         -9.88%
Putnam VT Money Market - Class IB                                             -6.52%      1.88%         2.46%
Putnam VT New Opportunities - Class IB                                        -37.82%    -7.82%         3.89%
Putnam VT New Value - Class IB                                                -23.10%     0.33%         2.82%
Putnam VT Research - Class IB                                                 -29.62%      N/A         -4.01%
Putnam VT Utilities Growth and Income - Class IB                              -31.48%    -6.94%         3.12%
Putnam VT Vista - Class IB                                                    -37.91%    -6.46%        -2.20%
Putnam VT Voyager - Class IB                                                  -33.89%    -3.57%         6.73%
Franklin Growth and Income Securities - Class 2                               -15.90%     2.83%         9.10%
Franklin Small Cap Value Securities - Class 2                                 -16.84%      N/A         -2.25%
Mutual Shares Securities - Class II                                           -19.36%     1.70%         4.48%
Templeton Developing Markets Securities - Class 2                             -7.84%     -7.92%        -12.04%
Templeton Foreign Securities - Class 2                                        -26.02%    -4.41%         6.02%
Oppenheimer Aggressive Growth - Service Class                                 -35.38%    -4.28%         4.84%
Oppenheimer Capital Appreciation - Service Class                              -34.44%    -0.04%         8.29%
Oppenheimer Global Securities - Service Class                                 -29.78%     3.09%        10.07%
Oppenheimer High Income - Service Class                                       -10.32%    -2.44%         4.82%
Oppenheimer Main Street - Service Class                                       -26.44%    -5.72%         6.83%
Oppenheimer Main Street Small Cap - Service Class                             -23.42%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -18.15%     0.66%         6.19%
Oppenheimer Strategic Bond - Service Class                                    -0.73%      1.64%         3.84%
STI Capital Appreciation                                                      -29.31%    -0.86%         7.78%
STI Growth and Income                                                         -28.03%      N/A         -9.77%
STI International Equity                                                      -26.05%    -7.13%        -3.22%
STI Investment Grade Bond                                                     -0.39%      3.77%         4.36%
STI Mid-Cap Equity                                                            -35.79%    -5.01%         1.70%
STI Small Cap Value Equity                                                    -8.88%      0.84%         0.24%
STI Value Income Stock                                                        -24.47%    -3.01%         4.56%
Van Kampen LIT Emerging Growth - Class II                                     -39.94%     0.80%         7.15%
Van Kampen LIT Growth and Income - Class II                                   -22.25%     2.80%         5.52%
Van Kampen UIF Active International Allocation - Class II                     -25.44%      N/A         -15.15%
Van Kampen UIF Emerging Markets Debt - Class II                                1.00%      1.81%         1.52%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.69%      1.81%         4.29%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.51%      N/A         -1.95%
Putnam VT Global Asset Allocation - Class IB                                  -20.23%    -3.17%         4.71%
Putnam VT Growth and Income - Class IB                                        -26.60%    -3.33%         6.58%
Putnam VT Health Sciences - Class IB                                          -27.94%      N/A         -4.22%
Putnam VT High Yield - Class IB                                               -8.61%     -3.84%         3.43%
Putnam VT Income - Class IB                                                   -0.13%      3.27%         4.62%
Putnam VT International Equity - Class IB                                     -25.30%    -0.07%         2.21%
Putnam VT Investors - Class IB                                                -31.42%      N/A         -10.07%
Putnam VT Money Market - Class IB                                             -6.72%      1.67%         2.26%
Putnam VT New Opportunities - Class IB                                        -37.96%    -8.01%         3.68%
Putnam VT New Value - Class IB                                                -23.27%     0.12%         2.60%
Putnam VT Research - Class IB                                                 -29.77%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -31.63%    -7.14%         2.91%
Putnam VT Vista - Class IB                                                    -38.05%    -6.65%        -2.40%
Putnam VT Voyager - Class IB                                                  -34.04%    -3.77%         6.51%
Franklin Growth and Income Securities - Class 2                               -16.09%     2.62%         8.88%
Franklin Small Cap Value Securities - Class 2                                 -17.02%      N/A         -2.45%
Mutual Shares Securities - Class II                                           -19.53%     1.49%         4.27%
Templeton Developing Markets Securities - Class 2                             -8.04%     -8.12%        -12.23%
Templeton Foreign Securities - Class 2                                        -26.18%    -4.61%         5.80%
Oppenheimer Aggressive Growth - Service Class                                 -35.53%    -4.48%         4.63%
Oppenheimer Capital Appreciation - Service Class                              -34.59%    -0.25%         8.07%
Oppenheimer Global Securities - Service Class                                 -29.94%     2.88%         9.84%
Oppenheimer High Income - Service Class                                       -10.52%    -2.64%         4.61%
Oppenheimer Main Street - Service Class                                       -26.60%    -5.91%         6.61%
Oppenheimer Main Street Small Cap - Service Class                             -23.59%      N/A         -3.67%
Oppenheimer Multiple Strategies - Service Class                               -18.32%     0.45%         5.98%
Oppenheimer Strategic Bond - Service Class                                    -0.94%      1.43%         3.63%
STI Capital Appreciation                                                      -29.46%    -1.07%         7.56%
STI Growth and Income                                                         -28.18%      N/A         -9.96%
STI International Equity                                                      -26.21%    -7.32%        -3.42%
STI Investment Grade Bond                                                     -0.60%      3.56%         4.15%
STI Mid-Cap Equity                                                            -35.93%    -5.21%         1.49%
STI Small Cap Value Equity                                                    -9.07%      0.63%         0.03%
STI Value Income Stock                                                        -24.63%    -3.21%         4.35%
Van Kampen LIT Emerging Growth - Class II                                     -40.07%     0.60%         6.94%
Van Kampen LIT Growth and Income - Class II                                   -22.42%     2.58%         5.30%
Van Kampen UIF Active International Allocation - Class II                     -25.60%      N/A         -15.34%
Van Kampen UIF Emerging Markets Debt - Class II                                0.79%      1.59%         1.31%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.89%      1.60%         4.07%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.56%      N/A         -2.00%
Putnam VT Global Asset Allocation - Class IB                                  -20.27%    -3.22%         4.66%
Putnam VT Growth and Income - Class IB                                        -26.64%    -3.39%         6.53%
Putnam VT Health Sciences - Class IB                                          -27.98%      N/A         -4.27%
Putnam VT High Yield - Class IB                                               -8.66%     -3.89%         3.38%
Putnam VT Income - Class IB                                                   -0.18%      3.22%         4.57%
Putnam VT International Equity - Class IB                                     -25.35%    -0.12%         2.15%
Putnam VT Investors - Class IB                                                -31.45%      N/A         -10.12%
Putnam VT Money Market - Class IB                                             -6.77%      1.62%         2.20%
Putnam VT New Opportunities - Class IB                                        -37.99%    -8.06%         3.63%
Putnam VT New Value - Class IB                                                -23.31%     0.07%         2.55%
Putnam VT Research - Class IB                                                 -29.81%      N/A         -4.26%
Putnam VT Utilities Growth and Income - Class IB                              -31.67%    -7.19%         2.86%
Putnam VT Vista - Class IB                                                    -38.08%    -6.70%        -2.46%
Putnam VT Voyager - Class IB                                                  -34.07%    -3.82%         6.46%
Franklin Growth and Income Securities - Class 2                               -16.13%     2.57%         8.83%
Franklin Small Cap Value Securities - Class 2                                 -17.07%      N/A         -2.51%
Mutual Shares Securities - Class II                                           -19.58%     1.44%         4.22%
Templeton Developing Markets Securities - Class 2                             -8.09%     -8.17%        -12.28%
Templeton Foreign Securities - Class 2                                        -26.22%    -4.66%         5.75%
Oppenheimer Aggressive Growth - Service Class                                 -35.56%    -4.53%         4.58%
Oppenheimer Capital Appreciation - Service Class                              -34.62%    -0.30%         8.02%
Oppenheimer Global Securities - Service Class                                 -29.98%     2.82%         9.79%
Oppenheimer High Income - Service Class                                       -10.56%    -2.69%         4.55%
Oppenheimer Main Street - Service Class                                       -26.64%    -5.96%         6.56%
Oppenheimer Main Street Small Cap - Service Class                             -23.63%      N/A         -3.72%
Oppenheimer Multiple Strategies - Service Class                               -18.37%     0.40%         5.93%
Oppenheimer Strategic Bond - Service Class                                    -0.99%      1.38%         3.58%
STI Capital Appreciation                                                      -29.50%    -1.12%         7.51%
STI Growth and Income                                                         -28.22%      N/A         -10.01%
STI International Equity                                                      -26.25%    -7.37%        -3.47%
STI Investment Grade Bond                                                     -0.66%      3.51%         4.10%
STI Mid-Cap Equity                                                            -35.96%    -5.26%         1.44%
STI Small Cap Value Equity                                                    -9.12%      0.58%        -0.02%
STI Value Income Stock                                                        -24.67%    -3.26%         4.30%
Van Kampen LIT Emerging Growth - Class II                                     -40.10%     0.54%         6.88%
Van Kampen LIT Growth and Income - Class II                                   -22.46%     2.53%         5.25%
Van Kampen UIF Active International Allocation - Class II                     -25.64%      N/A         -15.38%
Van Kampen UIF Emerging Markets Debt - Class II                                0.74%      1.54%         1.26%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.94%      1.55%         4.02%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.60%      N/A         -2.06%
Putnam VT Global Asset Allocation - Class IB                                  -20.32%    -3.27%         4.60%
Putnam VT Growth and Income - Class IB                                        -26.68%    -3.44%         6.48%
Putnam VT Health Sciences - Class IB                                          -28.02%      N/A         -4.32%
Putnam VT High Yield - Class IB                                               -8.71%     -3.94%         3.33%
Putnam VT Income - Class IB                                                   -0.23%      3.17%         4.51%
Putnam VT International Equity - Class IB                                     -25.39%    -0.17%         2.10%
Putnam VT Investors - Class IB                                                -31.49%      N/A         -10.17%
Putnam VT Money Market - Class IB                                             -6.82%      1.56%         2.15%
Putnam VT New Opportunities - Class IB                                        -38.03%    -8.11%         3.58%
Putnam VT New Value - Class IB                                                -23.35%     0.02%         2.50%
Putnam VT Research - Class IB                                                 -29.85%      N/A         -4.31%
Putnam VT Utilities Growth and Income - Class IB                              -31.70%    -7.24%         2.81%
Putnam VT Vista - Class IB                                                    -38.11%    -6.75%        -2.51%
Putnam VT Voyager - Class IB                                                  -34.11%    -3.87%         6.40%
Franklin Growth and Income Securities - Class 2                               -16.18%     2.51%         8.77%
Franklin Small Cap Value Securities - Class 2                                 -17.11%      N/A         -2.56%
Mutual Shares Securities - Class II                                           -19.62%     1.39%         4.16%
Templeton Developing Markets Securities - Class 2                             -8.14%     -8.22%        -12.33%
Templeton Foreign Securities - Class 2                                        -26.26%    -4.71%         5.70%
Oppenheimer Aggressive Growth - Service Class                                 -35.60%    -4.58%         4.53%
Oppenheimer Capital Appreciation - Service Class                              -34.66%    -0.35%         7.96%
Oppenheimer Global Securities - Service Class                                 -30.01%     2.77%         9.73%
Oppenheimer High Income - Service Class                                       -10.61%    -2.74%         4.50%
Oppenheimer Main Street - Service Class                                       -26.68%    -6.01%         6.50%
Oppenheimer Main Street Small Cap - Service Class                             -23.67%      N/A         -3.77%
Oppenheimer Multiple Strategies - Service Class                               -18.41%     0.35%         5.87%
Oppenheimer Strategic Bond - Service Class                                    -1.04%      1.32%         3.53%
STI Capital Appreciation                                                      -29.54%    -1.17%         7.45%
STI Growth and Income                                                         -28.26%      N/A         -10.06%
STI International Equity                                                      -26.29%    -7.42%        -3.52%
STI Investment Grade Bond                                                     -0.71%      3.45%         4.04%
STI Mid-Cap Equity                                                            -36.00%    -5.31%         1.39%
STI Small Cap Value Equity                                                    -9.17%      0.52%        -0.08%
STI Value Income Stock                                                        -24.71%    -3.31%         4.25%
Van Kampen LIT Emerging Growth - Class II                                     -40.14%     0.49%         6.83%
Van Kampen LIT Growth and Income - Class II                                   -22.50%     2.48%         5.19%
Van Kampen UIF Active International Allocation - Class II                     -25.68%      N/A         -15.43%
Van Kampen UIF Emerging Markets Debt - Class II                                0.68%      1.49%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.99%      1.49%         3.96%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.69%      N/A         -2.16%
Putnam VT Global Asset Allocation - Class IB                                  -20.40%    -3.37%         4.50%
Putnam VT Growth and Income - Class IB                                        -26.76%    -3.54%         6.37%
Putnam VT Health Sciences - Class IB                                          -28.10%      N/A         -4.42%
Putnam VT High Yield - Class IB                                               -8.81%     -4.04%         3.22%
Putnam VT Income - Class IB                                                   -0.34%      3.06%         4.41%
Putnam VT International Equity - Class IB                                     -25.47%    -0.28%         2.00%
Putnam VT Investors - Class IB                                                -31.57%      N/A         -10.27%
Putnam VT Money Market - Class IB                                             -6.92%      1.46%         2.05%
Putnam VT New Opportunities - Class IB                                        -38.10%    -8.21%         3.47%
Putnam VT New Value - Class IB                                                -23.44%    -0.08%         2.39%
Putnam VT Research - Class IB                                                 -29.93%      N/A         -4.41%
Putnam VT Utilities Growth and Income - Class IB                              -31.78%    -7.33%         2.70%
Putnam VT Vista - Class IB                                                    -38.18%    -6.85%        -2.61%
Putnam VT Voyager - Class IB                                                  -34.18%    -3.97%         6.30%
Franklin Growth and Income Securities - Class 2                               -16.27%     2.41%         8.66%
Franklin Small Cap Value Securities - Class 2                                 -17.20%      N/A         -2.66%
Mutual Shares Securities - Class II                                           -19.71%     1.28%         4.06%
Templeton Developing Markets Securities - Class 2                             -8.24%     -8.31%        -12.42%
Templeton Foreign Securities - Class 2                                        -26.34%    -4.81%         5.59%
Oppenheimer Aggressive Growth - Service Class                                 -35.67%    -4.68%         4.42%
Oppenheimer Capital Appreciation - Service Class                              -34.73%    -0.46%         7.85%
Oppenheimer Global Securities - Service Class                                 -30.09%     2.66%         9.62%
Oppenheimer High Income - Service Class                                       -10.71%    -2.85%         4.40%
Oppenheimer Main Street - Service Class                                       -26.76%    -6.11%         6.40%
Oppenheimer Main Street Small Cap - Service Class                             -23.76%      N/A         -3.87%
Oppenheimer Multiple Strategies - Service Class                               -18.50%     0.24%         5.76%
Oppenheimer Strategic Bond - Service Class                                    -1.15%      1.22%         3.42%
STI Capital Appreciation                                                      -29.61%    -1.27%         7.34%
STI Growth and Income                                                         -28.34%      N/A         -10.16%
STI International Equity                                                      -26.37%    -7.52%        -3.62%
STI Investment Grade Bond                                                     -0.82%      3.35%         3.94%
STI Mid-Cap Equity                                                            -36.07%    -5.41%         1.29%
STI Small Cap Value Equity                                                    -9.27%      0.42%        -0.18%
STI Value Income Stock                                                        -24.79%    -3.41%         4.14%
Van Kampen LIT Emerging Growth - Class II                                     -40.20%     0.39%         6.72%
Van Kampen LIT Growth and Income - Class II                                   -22.59%     2.37%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -25.76%      N/A         -15.52%
Van Kampen UIF Emerging Markets Debt - Class II                                0.57%      1.38%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.08%      1.39%         3.86%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.74%      N/A         -2.21%
Putnam VT Global Asset Allocation - Class IB                                  -20.45%    -3.42%         4.44%
Putnam VT Growth and Income - Class IB                                        -26.80%    -3.59%         6.31%
Putnam VT Health Sciences - Class IB                                          -28.14%      N/A         -4.47%
Putnam VT High Yield - Class IB                                               -8.85%     -4.10%         3.17%
Putnam VT Income - Class IB                                                   -0.39%      3.01%         4.35%
Putnam VT International Equity - Class IB                                     -25.51%    -0.33%         1.94%
Putnam VT Investors - Class IB                                                -31.60%      N/A         -10.31%
Putnam VT Money Market - Class IB                                             -6.97%      1.41%         1.99%
Putnam VT New Opportunities - Class IB                                        -38.13%    -8.25%         3.42%
Putnam VT New Value - Class IB                                                -23.48%    -0.14%         2.34%
Putnam VT Research - Class IB                                                 -29.97%      N/A         -4.46%
Putnam VT Utilities Growth and Income - Class IB                              -31.81%    -7.38%         2.65%
Putnam VT Vista - Class IB                                                    -38.22%    -6.90%        -2.66%
Putnam VT Voyager - Class IB                                                  -34.22%    -4.02%         6.24%
Franklin Growth and Income Securities - Class 2                               -16.31%     2.35%         8.61%
Franklin Small Cap Value Securities - Class 2                                 -17.25%      N/A         -2.71%
Mutual Shares Securities - Class II                                           -19.75%     1.23%         4.00%
Templeton Developing Markets Securities - Class 2                             -8.29%     -8.36%        -12.47%
Templeton Foreign Securities - Class 2                                        -26.39%    -4.86%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -35.70%    -4.73%         4.37%
Oppenheimer Capital Appreciation - Service Class                              -34.77%    -0.51%         7.80%
Oppenheimer Global Securities - Service Class                                 -30.13%     2.61%         9.57%
Oppenheimer High Income - Service Class                                       -10.76%    -2.90%         4.34%
Oppenheimer Main Street - Service Class                                       -26.80%    -6.16%         6.34%
Oppenheimer Main Street Small Cap - Service Class                             -23.80%      N/A         -3.93%
Oppenheimer Multiple Strategies - Service Class                               -18.54%     0.19%         5.71%
Oppenheimer Strategic Bond - Service Class                                    -1.20%      1.17%         3.37%
STI Capital Appreciation                                                      -29.65%    -1.32%         7.29%
STI Growth and Income                                                         -28.38%      N/A         -10.20%
STI International Equity                                                      -26.41%    -7.56%        -3.67%
STI Investment Grade Bond                                                     -0.87%      3.29%         3.89%
STI Mid-Cap Equity                                                            -36.10%    -5.46%         1.24%
STI Small Cap Value Equity                                                    -9.32%      0.37%        -0.23%
STI Value Income Stock                                                        -24.84%    -3.46%         4.09%
Van Kampen LIT Emerging Growth - Class II                                     -40.24%     0.34%         6.67%
Van Kampen LIT Growth and Income - Class II                                   -22.63%     2.32%         5.03%
Van Kampen UIF Active International Allocation - Class II                     -25.80%      N/A         -15.57%
Van Kampen UIF Emerging Markets Debt - Class II                                0.52%      1.33%         1.05%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.13%      1.34%         3.80%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.78%      N/A         -2.26%
Putnam VT Global Asset Allocation - Class IB                                  -20.49%    -3.47%         4.39%
Putnam VT Growth and Income - Class IB                                        -26.84%    -3.64%         6.26%
Putnam VT Health Sciences - Class IB                                          -28.17%      N/A         -4.52%
Putnam VT High Yield - Class IB                                               -8.90%     -4.15%         3.11%
Putnam VT Income - Class IB                                                   -0.44%      2.95%         4.30%
Putnam VT International Equity - Class IB                                     -25.55%    -0.38%         1.89%
Putnam VT Investors - Class IB                                                -31.64%      N/A         -10.36%
Putnam VT Money Market - Class IB                                             -7.02%      1.35%         1.94%
Putnam VT New Opportunities - Class IB                                        -38.17%    -8.30%         3.37%
Putnam VT New Value - Class IB                                                -23.52%    -0.19%         2.29%
Putnam VT Research - Class IB                                                 -30.00%      N/A         -4.51%
Putnam VT Utilities Growth and Income - Class IB                              -31.85%    -7.43%         2.60%
Putnam VT Vista - Class IB                                                    -38.25%    -6.95%        -2.71%
Putnam VT Voyager - Class IB                                                  -34.25%    -4.07%         6.19%
Franklin Growth and Income Securities - Class 2                               -16.36%     2.30%         8.55%
Franklin Small Cap Value Securities - Class 2                                 -17.29%      N/A         -2.76%
Mutual Shares Securities - Class II                                           -19.79%     1.18%         3.95%
Templeton Developing Markets Securities - Class 2                             -8.34%     -8.41%        -12.52%
Templeton Foreign Securities - Class 2                                        -26.43%    -4.91%         5.49%
Oppenheimer Aggressive Growth - Service Class                                 -35.74%    -4.78%         4.31%
Oppenheimer Capital Appreciation - Service Class                              -34.80%    -0.56%         7.74%
Oppenheimer Global Securities - Service Class                                 -30.17%     2.56%         9.51%
Oppenheimer High Income - Service Class                                       -10.80%    -2.95%         4.29%
Oppenheimer Main Street - Service Class                                       -26.84%    -6.21%         6.29%
Oppenheimer Main Street Small Cap - Service Class                             -23.84%      N/A         -3.98%
Oppenheimer Multiple Strategies - Service Class                               -18.59%     0.14%         5.66%
Oppenheimer Strategic Bond - Service Class                                    -1.25%      1.11%         3.32%
STI Capital Appreciation                                                      -29.69%    -1.37%         7.24%
STI Growth and Income                                                         -28.42%      N/A         -10.25%
STI International Equity                                                      -26.45%    -7.61%        -3.72%
STI Investment Grade Bond                                                     -0.92%      3.24%         3.83%
STI Mid-Cap Equity                                                            -36.14%    -5.51%         1.18%
STI Small Cap Value Equity                                                    -9.37%      0.31%        -0.28%
STI Value Income Stock                                                        -24.88%    -3.51%         4.04%
Van Kampen LIT Emerging Growth - Class II                                     -40.27%     0.28%         6.61%
Van Kampen LIT Growth and Income - Class II                                   -22.67%     2.27%         4.98%
Van Kampen UIF Active International Allocation - Class II                     -25.85%      N/A         -15.61%
Van Kampen UIF Emerging Markets Debt - Class II                                0.47%      1.28%         0.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.18%      1.28%         3.75%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.83%      N/A         -2.31%
Putnam VT Global Asset Allocation - Class IB                                  -20.53%    -3.52%         4.34%
Putnam VT Growth and Income - Class IB                                        -26.88%    -3.69%         6.21%
Putnam VT Health Sciences - Class IB                                          -28.21%      N/A         -4.57%
Putnam VT High Yield - Class IB                                               -8.95%     -4.20%         3.06%
Putnam VT Income - Class IB                                                   -0.50%      2.90%         4.25%
Putnam VT International Equity - Class IB                                     -25.59%    -0.43%         1.84%
Putnam VT Investors - Class IB                                                -31.68%      N/A         -10.41%
Putnam VT Money Market - Class IB                                             -7.07%      1.30%         1.89%
Putnam VT New Opportunities - Class IB                                        -38.20%    -8.35%         3.32%
Putnam VT New Value - Class IB                                                -23.56%    -0.24%         2.23%
Putnam VT Research - Class IB                                                 -30.04%      N/A         -4.56%
Putnam VT Utilities Growth and Income - Class IB                              -31.89%    -7.48%         2.55%
Putnam VT Vista - Class IB                                                    -38.28%    -7.00%        -2.76%
Putnam VT Voyager - Class IB                                                  -34.29%    -4.12%         6.13%
Franklin Growth and Income Securities - Class 2                               -16.40%     2.25%         8.50%
Franklin Small Cap Value Securities - Class 2                                 -17.33%      N/A         -2.81%
Mutual Shares Securities - Class II                                           -19.84%     1.13%         3.90%
Templeton Developing Markets Securities - Class 2                             -8.38%     -8.46%        -12.56%
Templeton Foreign Securities - Class 2                                        -26.47%    -4.96%         5.43%
Oppenheimer Aggressive Growth - Service Class                                 -35.77%    -4.83%         4.26%
Oppenheimer Capital Appreciation - Service Class                              -34.84%    -0.61%         7.69%
Oppenheimer Global Securities - Service Class                                 -30.20%     2.51%         9.46%
Oppenheimer High Income - Service Class                                       -10.85%    -3.00%         4.24%
Oppenheimer Main Street - Service Class                                       -26.88%    -6.26%         6.23%
Oppenheimer Main Street Small Cap - Service Class                             -23.88%      N/A         -4.03%
Oppenheimer Multiple Strategies - Service Class                               -18.63%     0.09%         5.60%
Oppenheimer Strategic Bond - Service Class                                    -1.31%      1.06%         3.26%
STI Capital Appreciation                                                      -29.73%    -1.43%         7.18%
STI Growth and Income                                                         -28.46%      N/A         -10.30%
STI International Equity                                                      -26.49%    -7.66%        -3.77%
STI Investment Grade Bond                                                     -0.97%      3.19%         3.78%
STI Mid-Cap Equity                                                            -36.18%    -5.56%         1.13%
STI Small Cap Value Equity                                                    -9.42%      0.26%        -0.34%
STI Value Income Stock                                                        -24.92%    -3.56%         3.98%
Van Kampen LIT Emerging Growth - Class II                                     -40.30%     0.23%         6.56%
Van Kampen LIT Growth and Income - Class II                                   -22.71%     2.21%         4.92%
Van Kampen UIF Active International Allocation - Class II                     -25.89%      N/A         -15.66%
Van Kampen UIF Emerging Markets Debt - Class II                                0.41%      1.23%         0.94%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.23%      1.23%         3.70%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.87%      N/A         -2.36%
Putnam VT Global Asset Allocation - Class IB                                  -20.58%    -3.57%         4.29%
Putnam VT Growth and Income - Class IB                                        -26.92%    -3.74%         6.15%
Putnam VT Health Sciences - Class IB                                          -28.25%      N/A         -4.62%
Putnam VT High Yield - Class IB                                               -9.00%     -4.25%         3.01%
Putnam VT Income - Class IB                                                   -0.55%      2.85%         4.19%
Putnam VT International Equity - Class IB                                     -25.63%    -0.48%         1.78%
Putnam VT Investors - Class IB                                                -31.72%      N/A         -10.46%
Putnam VT Money Market - Class IB                                             -7.12%      1.25%         1.84%
Putnam VT New Opportunities - Class IB                                        -38.23%    -8.40%         3.26%
Putnam VT New Value - Class IB                                                -23.60%    -0.29%         2.18%
Putnam VT Research - Class IB                                                 -30.08%      N/A         -4.61%
Putnam VT Utilities Growth and Income - Class IB                              -31.93%    -7.53%         2.49%
Putnam VT Vista - Class IB                                                    -38.32%    -7.05%        -2.81%
Putnam VT Voyager - Class IB                                                  -34.33%    -4.17%         6.08%
Franklin Growth and Income Securities - Class 2                               -16.45%     2.19%         8.44%
Franklin Small Cap Value Securities - Class 2                                 -17.38%      N/A         -2.86%
Mutual Shares Securities - Class II                                           -19.88%     1.07%         3.84%
Templeton Developing Markets Securities - Class 2                             -8.43%     -8.51%        -12.61%
Templeton Foreign Securities - Class 2                                        -26.51%    -5.01%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -35.81%    -4.88%         4.21%
Oppenheimer Capital Appreciation - Service Class                              -34.88%    -0.66%         7.64%
Oppenheimer Global Securities - Service Class                                 -30.24%     2.45%         9.40%
Oppenheimer High Income - Service Class                                       -10.90%    -3.05%         4.18%
Oppenheimer Main Street - Service Class                                       -26.92%    -6.31%         6.18%
Oppenheimer Main Street Small Cap - Service Class                             -23.92%      N/A         -4.08%
Oppenheimer Multiple Strategies - Service Class                               -18.67%     0.04%         5.55%
Oppenheimer Strategic Bond - Service Class                                    -1.36%      1.01%         3.21%
STI Capital Appreciation                                                      -29.77%    -1.48%         7.13%
STI Growth and Income                                                         -28.50%      N/A         -10.35%
STI International Equity                                                      -26.53%    -7.71%        -3.82%
STI Investment Grade Bond                                                     -1.03%      3.13%         3.73%
STI Mid-Cap Equity                                                            -36.21%    -5.61%         1.08%
STI Small Cap Value Equity                                                    -9.46%      0.21%        -0.39%
STI Value Income Stock                                                        -24.96%    -3.61%         3.93%
Van Kampen LIT Emerging Growth - Class II                                     -40.33%     0.18%         6.51%
Van Kampen LIT Growth and Income - Class II                                   -22.76%     2.16%         4.87%
Van Kampen UIF Active International Allocation - Class II                     -25.93%      N/A         -15.71%
Van Kampen UIF Emerging Markets Debt - Class II                                0.36%      1.17%         0.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.28%      1.18%         3.64%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.96%      N/A         -2.47%
Putnam VT Global Asset Allocation - Class IB                                  -20.66%    -3.67%         4.18%
Putnam VT Growth and Income - Class IB                                        -27.00%    -3.84%         6.05%
Putnam VT Health Sciences - Class IB                                          -28.33%      N/A         -4.72%
Putnam VT High Yield - Class IB                                               -9.10%     -4.35%         2.91%
Putnam VT Income - Class IB                                                   -0.66%      2.74%         4.09%
Putnam VT International Equity - Class IB                                     -25.71%    -0.59%         1.68%
Putnam VT Investors - Class IB                                                -31.79%      N/A         -10.55%
Putnam VT Money Market - Class IB                                             -7.22%      1.14%         1.73%
Putnam VT New Opportunities - Class IB                                        -38.30%    -8.50%         3.16%
Putnam VT New Value - Class IB                                                -23.69%    -0.40%         2.07%
Putnam VT Research - Class IB                                                 -30.16%      N/A         -4.71%
Putnam VT Utilities Growth and Income - Class IB                              -32.00%    -7.63%         2.39%
Putnam VT Vista - Class IB                                                    -38.39%    -7.14%        -2.91%
Putnam VT Voyager - Class IB                                                  -34.40%    -4.27%         5.97%
Franklin Growth and Income Securities - Class 2                               -16.54%     2.09%         8.33%
Franklin Small Cap Value Securities - Class 2                                 -17.47%      N/A         -2.97%
Mutual Shares Securities - Class II                                           -19.97%     0.97%         3.74%
Templeton Developing Markets Securities - Class 2                             -8.53%     -8.60%        -12.71%
Templeton Foreign Securities - Class 2                                        -26.59%    -5.11%         5.27%
Oppenheimer Aggressive Growth - Service Class                                 -35.88%    -4.97%         4.10%
Oppenheimer Capital Appreciation - Service Class                              -34.95%    -0.77%         7.53%
Oppenheimer Global Securities - Service Class                                 -30.32%     2.35%         9.29%
Oppenheimer High Income - Service Class                                       -10.99%    -3.15%         4.08%
Oppenheimer Main Street - Service Class                                       -26.99%    -6.41%         6.07%
Oppenheimer Main Street Small Cap - Service Class                             -24.00%      N/A         -4.18%
Oppenheimer Multiple Strategies - Service Class                               -18.76%    -0.07%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -1.47%      0.90%         3.11%
STI Capital Appreciation                                                      -29.85%    -1.58%         7.02%
STI Growth and Income                                                         -28.58%      N/A         -10.44%
STI International Equity                                                      -26.61%    -7.81%        -3.92%
STI Investment Grade Bond                                                     -1.13%      3.03%         3.62%
STI Mid-Cap Equity                                                            -36.28%    -5.70%         0.98%
STI Small Cap Value Equity                                                    -9.56%      0.11%        -0.49%
STI Value Income Stock                                                        -25.04%    -3.71%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -40.40%     0.08%         6.40%
Van Kampen LIT Growth and Income - Class II                                   -22.84%     2.06%         4.76%
Van Kampen UIF Active International Allocation - Class II                     -26.01%      N/A         -15.80%
Van Kampen UIF Emerging Markets Debt - Class II                                0.25%      1.07%         0.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.37%      1.07%         3.54%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.01%      N/A         -2.52%
Putnam VT Global Asset Allocation - Class IB                                  -20.71%    -3.72%         4.13%
Putnam VT Growth and Income - Class IB                                        -27.04%    -3.89%         5.99%
Putnam VT Health Sciences - Class IB                                          -28.37%      N/A         -4.77%
Putnam VT High Yield - Class IB                                               -9.15%     -4.40%         2.85%
Putnam VT Income - Class IB                                                   -0.71%      2.69%         4.04%
Putnam VT International Equity - Class IB                                     -25.75%    -0.64%         1.63%
Putnam VT Investors - Class IB                                                -31.83%      N/A         -10.60%
Putnam VT Money Market - Class IB                                             -7.27%      1.09%         1.68%
Putnam VT New Opportunities - Class IB                                        -38.34%    -8.55%         3.11%
Putnam VT New Value - Class IB                                                -23.73%    -0.45%         2.02%
Putnam VT Research - Class IB                                                 -30.19%      N/A         -4.76%
Putnam VT Utilities Growth and Income - Class IB                              -32.04%    -7.68%         2.34%
Putnam VT Vista - Class IB                                                    -38.42%    -7.19%        -2.96%
Putnam VT Voyager - Class IB                                                  -34.43%    -4.32%         5.92%
Franklin Growth and Income Securities - Class 2                               -16.58%     2.04%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -17.51%      N/A         -3.02%
Mutual Shares Securities - Class II                                           -20.01%     0.92%         3.68%
Templeton Developing Markets Securities - Class 2                             -8.58%     -8.65%        -12.75%
Templeton Foreign Securities - Class 2                                        -26.63%    -5.16%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -35.91%    -5.02%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -34.98%    -0.82%         7.47%
Oppenheimer Global Securities - Service Class                                 -30.36%     2.29%         9.23%
Oppenheimer High Income - Service Class                                       -11.04%    -3.20%         4.02%
Oppenheimer Main Street - Service Class                                       -27.03%    -6.46%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -24.04%      N/A         -4.23%
Oppenheimer Multiple Strategies - Service Class                               -18.81%    -0.12%         5.39%
Oppenheimer Strategic Bond - Service Class                                    -1.52%      0.85%         3.05%
STI Capital Appreciation                                                      -29.88%    -1.63%         6.97%
STI Growth and Income                                                         -28.61%      N/A         -10.49%
STI International Equity                                                      -26.65%    -7.86%        -3.97%
STI Investment Grade Bond                                                     -1.18%      2.97%         3.57%
STI Mid-Cap Equity                                                            -36.32%    -5.75%         0.93%
STI Small Cap Value Equity                                                    -9.61%      0.05%        -0.54%
STI Value Income Stock                                                        -25.08%    -3.76%         3.77%
Van Kampen LIT Emerging Growth - Class II                                     -40.43%     0.02%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -22.88%     2.00%         4.71%
Van Kampen UIF Active International Allocation - Class II                     -26.05%      N/A         -15.84%
Van Kampen UIF Emerging Markets Debt - Class II                                0.20%      1.02%         0.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.42%      1.02%         3.48%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.14%      N/A         -2.67%
Putnam VT Global Asset Allocation - Class IB                                  -20.83%    -3.87%         3.97%
Putnam VT Growth and Income - Class IB                                        -27.16%    -4.04%         5.83%
Putnam VT Health Sciences - Class IB                                          -28.49%      N/A         -4.93%
Putnam VT High Yield - Class IB                                               -9.29%     -4.55%         2.70%
Putnam VT Income - Class IB                                                   -0.87%      2.53%         3.88%
Putnam VT International Equity - Class IB                                     -25.87%    -0.79%         1.47%
Putnam VT Investors - Class IB                                                -31.94%      N/A         -10.75%
Putnam VT Money Market - Class IB                                             -7.42%      0.93%         1.53%
Putnam VT New Opportunities - Class IB                                        -38.44%    -8.69%         2.95%
Putnam VT New Value - Class IB                                                -23.85%    -0.60%         1.86%
Putnam VT Research - Class IB                                                 -30.31%      N/A         -4.91%
Putnam VT Utilities Growth and Income - Class IB                              -32.15%    -7.82%         2.18%
Putnam VT Vista - Class IB                                                    -38.52%    -7.34%        -3.11%
Putnam VT Voyager - Class IB                                                  -34.54%    -4.47%         5.76%
Franklin Growth and Income Securities - Class 2                               -16.72%     1.88%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -17.65%      N/A         -3.17%
Mutual Shares Securities - Class II                                           -20.14%     0.76%         3.52%
Templeton Developing Markets Securities - Class 2                             -8.73%     -8.80%        -12.89%
Templeton Foreign Securities - Class 2                                        -26.74%    -5.31%         5.06%
Oppenheimer Aggressive Growth - Service Class                                 -36.02%    -5.17%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -35.09%    -0.97%         7.31%
Oppenheimer Global Securities - Service Class                                 -30.47%     2.14%         9.07%
Oppenheimer High Income - Service Class                                       -11.18%    -3.35%         3.87%
Oppenheimer Main Street - Service Class                                       -27.15%    -6.60%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -24.17%      N/A         -4.38%
Oppenheimer Multiple Strategies - Service Class                               -18.94%    -0.28%         5.23%
Oppenheimer Strategic Bond - Service Class                                    -1.67%      0.69%         2.90%
STI Capital Appreciation                                                      -30.00%    -1.78%         6.80%
STI Growth and Income                                                         -28.73%      N/A         -10.64%
STI International Equity                                                      -26.77%    -8.00%        -4.12%
STI Investment Grade Bond                                                     -1.34%      2.81%         3.41%
STI Mid-Cap Equity                                                            -36.42%    -5.90%         0.77%
STI Small Cap Value Equity                                                    -9.75%     -0.10%        -0.70%
STI Value Income Stock                                                        -25.20%    -3.91%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -40.53%    -0.13%         6.18%
Van Kampen LIT Growth and Income - Class II                                   -23.01%     1.84%         4.55%
Van Kampen UIF Active International Allocation - Class II                     -26.17%      N/A         -15.98%
Van Kampen UIF Emerging Markets Debt - Class II                                0.04%      0.86%         0.57%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.57%      0.86%         3.32%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.48%      N/A         -1.91%
Putnam VT Global Asset Allocation - Class IB                                  -20.21%    -3.11%         4.82%
Putnam VT Growth and Income - Class IB                                        -26.59%    -3.27%         6.71%
Putnam VT Health Sciences - Class IB                                          -27.93%      N/A         -4.17%
Putnam VT High Yield - Class IB                                               -8.56%     -3.81%         3.53%
Putnam VT Income - Class IB                                                   -0.06%      3.34%         4.71%
Putnam VT International Equity - Class IB                                     -25.29%     0.02%         2.31%
Putnam VT Investors - Class IB                                                -31.42%      N/A         -10.04%
Putnam VT Money Market - Class IB                                             -6.67%      1.74%         2.33%
Putnam VT New Opportunities - Class IB                                        -37.97%    -7.95%         3.80%
Putnam VT New Value - Class IB                                                -23.25%     0.19%         2.69%
Putnam VT Research - Class IB                                                 -29.77%      N/A         -4.16%
Putnam VT Utilities Growth and Income - Class IB                              -31.63%    -7.09%         3.02%
Putnam VT Vista - Class IB                                                    -38.06%    -6.58%        -2.31%
Putnam VT Voyager - Class IB                                                  -34.04%    -3.69%         6.64%
Franklin Growth and Income Securities - Class 2                               -16.05%     2.69%         9.01%
Franklin Small Cap Value Securities - Class 2                                 -16.99%      N/A         -2.44%
Mutual Shares Securities - Class II                                           -19.51%     1.56%         4.34%
Templeton Developing Markets Securities - Class 2                             -7.99%     -8.11%        -12.30%
Templeton Foreign Securities - Class 2                                        -26.17%    -4.55%         5.93%
Oppenheimer Aggressive Growth - Service Class                                 -35.53%    -4.40%         4.76%
Oppenheimer Capital Appreciation - Service Class                              -34.59%    -0.16%         8.20%
Oppenheimer Global Securities - Service Class                                 -29.93%     2.98%         9.99%
Oppenheimer High Income - Service Class                                       -10.47%    -2.60%         4.72%
Oppenheimer Main Street - Service Class                                       -26.59%    -5.86%         6.73%
Oppenheimer Main Street Small Cap - Service Class                             -23.57%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -18.30%     0.52%         6.09%
Oppenheimer Strategic Bond - Service Class                                    -0.88%      1.49%         3.71%
STI Capital Appreciation                                                      -29.46%    -0.99%         7.67%
STI Growth and Income                                                         -28.18%      N/A         -9.93%
STI International Equity                                                      -26.20%    -7.28%        -3.38%
STI Investment Grade Bond                                                     -0.54%      3.63%         4.21%
STI Mid-Cap Equity                                                            -35.94%    -5.15%         1.57%
STI Small Cap Value Equity                                                    -9.03%      0.67%         0.04%
STI Value Income Stock                                                        -24.62%    -3.15%         4.44%
Van Kampen LIT Emerging Growth - Class II                                     -40.09%     0.71%         7.06%
Van Kampen LIT Growth and Income - Class II                                   -22.40%     2.67%         5.38%
Van Kampen UIF Active International Allocation - Class II                     -25.59%      N/A         -15.35%
Van Kampen UIF Emerging Markets Debt - Class II                                0.85%      1.63%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.84%      1.65%         4.14%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.66%      N/A         -2.11%
Putnam VT Global Asset Allocation - Class IB                                  -20.38%    -3.31%         4.61%
Putnam VT Growth and Income - Class IB                                        -26.75%    -3.48%         6.49%
Putnam VT Health Sciences - Class IB                                          -28.09%      N/A         -4.37%
Putnam VT High Yield - Class IB                                               -8.76%     -4.01%         3.32%
Putnam VT Income - Class IB                                                   -0.28%      3.13%         4.50%
Putnam VT International Equity - Class IB                                     -25.45%    -0.19%         2.10%
Putnam VT Investors - Class IB                                                -31.57%      N/A         -10.23%
Putnam VT Money Market - Class IB                                             -6.87%      1.52%         2.12%
Putnam VT New Opportunities - Class IB                                        -38.11%    -8.14%         3.59%
Putnam VT New Value - Class IB                                                -23.42%    -0.02%         2.48%
Putnam VT Research - Class IB                                                 -29.92%      N/A         -4.36%
Putnam VT Utilities Growth and Income - Class IB                              -31.78%    -7.29%         2.81%
Putnam VT Vista - Class IB                                                    -38.20%    -6.78%        -2.52%
Putnam VT Voyager - Class IB                                                  -34.19%    -3.89%         6.43%
Franklin Growth and Income Securities - Class 2                               -16.24%     2.48%         8.79%
Franklin Small Cap Value Securities - Class 2                                 -17.17%      N/A         -2.64%
Mutual Shares Securities - Class II                                           -19.68%     1.35%         4.12%
Templeton Developing Markets Securities - Class 2                             -8.19%     -8.30%        -12.50%
Templeton Foreign Securities - Class 2                                        -26.33%    -4.75%         5.72%
Oppenheimer Aggressive Growth - Service Class                                 -35.68%    -4.60%         4.54%
Oppenheimer Capital Appreciation - Service Class                              -34.74%    -0.37%         7.98%
Oppenheimer Global Securities - Service Class                                 -30.09%     2.76%         9.77%
Oppenheimer High Income - Service Class                                       -10.67%    -2.80%         4.50%
Oppenheimer Main Street - Service Class                                       -26.75%    -6.06%         6.52%
Oppenheimer Main Street Small Cap - Service Class                             -23.74%      N/A         -3.83%
Oppenheimer Multiple Strategies - Service Class                               -18.47%     0.31%         5.87%
Oppenheimer Strategic Bond - Service Class                                    -1.09%      1.28%         3.50%
STI Capital Appreciation                                                      -29.61%    -1.19%         7.46%
STI Growth and Income                                                         -28.33%      N/A         -10.12%
STI International Equity                                                      -26.36%    -7.47%        -3.58%
STI Investment Grade Bond                                                     -0.75%      3.41%         4.00%
STI Mid-Cap Equity                                                            -36.08%    -5.35%         1.36%
STI Small Cap Value Equity                                                    -9.22%      0.46%        -0.17%
STI Value Income Stock                                                        -24.78%    -3.36%         4.23%
Van Kampen LIT Emerging Growth - Class II                                     -40.22%     0.50%         6.84%
Van Kampen LIT Growth and Income - Class II                                   -22.57%     2.46%         5.16%
Van Kampen UIF Active International Allocation - Class II                     -25.75%      N/A         -15.54%
Van Kampen UIF Emerging Markets Debt - Class II                                0.64%      1.42%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.04%      1.44%         3.93%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.71%      N/A         -2.17%
Putnam VT Global Asset Allocation - Class IB                                  -20.42%    -3.36%         4.56%
Putnam VT Growth and Income - Class IB                                        -26.79%    -3.53%         6.44%
Putnam VT Health Sciences - Class IB                                          -28.13%      N/A         -4.42%
Putnam VT High Yield - Class IB                                               -8.81%     -4.06%         3.26%
Putnam VT Income - Class IB                                                   -0.33%      3.07%         4.44%
Putnam VT International Equity - Class IB                                     -25.50%    -0.24%         2.04%
Putnam VT Investors - Class IB                                                -31.60%      N/A         -10.28%
Putnam VT Money Market - Class IB                                             -6.92%      1.47%         2.06%
Putnam VT New Opportunities - Class IB                                        -38.14%    -8.19%         3.54%
Putnam VT New Value - Class IB                                                -23.46%    -0.07%         2.42%
Putnam VT Research - Class IB                                                 -29.96%      N/A         -4.41%
Putnam VT Utilities Growth and Income - Class IB                              -31.82%    -7.33%         2.76%
Putnam VT Vista - Class IB                                                    -38.23%    -6.83%        -2.57%
Putnam VT Voyager - Class IB                                                  -34.22%    -3.94%         6.37%
Franklin Growth and Income Securities - Class 2                               -16.28%     2.43%         8.73%
Franklin Small Cap Value Securities - Class 2                                 -17.22%      N/A         -2.70%
Mutual Shares Securities - Class II                                           -19.73%     1.30%         4.07%
Templeton Developing Markets Securities - Class 2                             -8.24%     -8.35%        -12.54%
Templeton Foreign Securities - Class 2                                        -26.37%    -4.80%         5.67%
Oppenheimer Aggressive Growth - Service Class                                 -35.71%    -4.65%         4.49%
Oppenheimer Capital Appreciation - Service Class                              -34.77%    -0.42%         7.93%
Oppenheimer Global Securities - Service Class                                 -30.13%     2.71%         9.71%
Oppenheimer High Income - Service Class                                       -10.71%    -2.85%         4.45%
Oppenheimer Main Street - Service Class                                       -26.79%    -6.11%         6.46%
Oppenheimer Main Street Small Cap - Service Class                             -23.78%      N/A         -3.88%
Oppenheimer Multiple Strategies - Service Class                               -18.52%     0.26%         5.82%
Oppenheimer Strategic Bond - Service Class                                    -1.14%      1.22%         3.44%
STI Capital Appreciation                                                      -29.65%    -1.24%         7.40%
STI Growth and Income                                                         -28.37%      N/A         -10.17%
STI International Equity                                                      -26.40%    -7.52%        -3.63%
STI Investment Grade Bond                                                     -0.81%      3.36%         3.94%
STI Mid-Cap Equity                                                            -36.11%    -5.40%         1.31%
STI Small Cap Value Equity                                                    -9.27%      0.41%        -0.22%
STI Value Income Stock                                                        -24.82%    -3.41%         4.18%
Van Kampen LIT Emerging Growth - Class II                                     -40.25%     0.45%         6.79%
Van Kampen LIT Growth and Income - Class II                                   -22.61%     2.41%         5.11%
Van Kampen UIF Active International Allocation - Class II                     -25.79%      N/A         -15.58%
Van Kampen UIF Emerging Markets Debt - Class II                                0.59%      1.37%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.09%      1.39%         3.87%



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.75%      N/A         -2.22%
Putnam VT Global Asset Allocation - Class IB                                  -20.47%    -3.41%         4.50%
Putnam VT Growth and Income - Class IB                                        -26.83%    -3.58%         6.38%
Putnam VT Health Sciences - Class IB                                          -28.17%      N/A         -4.47%
Putnam VT High Yield - Class IB                                               -8.86%     -4.11%         3.21%
Putnam VT Income - Class IB                                                   -0.38%      3.02%         4.39%
Putnam VT International Equity - Class IB                                     -25.54%    -0.29%         1.99%
Putnam VT Investors - Class IB                                                -31.64%      N/A         -10.33%
Putnam VT Money Market - Class IB                                             -6.97%      1.42%         2.01%
Putnam VT New Opportunities - Class IB                                        -38.18%    -8.24%         3.49%
Putnam VT New Value - Class IB                                                -23.50%    -0.12%         2.37%
Putnam VT Research - Class IB                                                 -30.00%      N/A         -4.46%
Putnam VT Utilities Growth and Income - Class IB                              -31.85%    -7.38%         2.70%
Putnam VT Vista - Class IB                                                    -38.26%    -6.88%        -2.62%
Putnam VT Voyager - Class IB                                                  -34.26%    -3.99%         6.32%
Franklin Growth and Income Securities - Class 2                               -16.33%     2.38%         8.68%
Franklin Small Cap Value Securities - Class 2                                 -17.26%      N/A         -2.75%
Mutual Shares Securities - Class II                                           -19.77%     1.25%         4.02%
Templeton Developing Markets Securities - Class 2                             -8.29%     -8.40%        -12.59%
Templeton Foreign Securities - Class 2                                        -26.41%    -4.85%         5.61%
Oppenheimer Aggressive Growth - Service Class                                 -35.75%    -4.70%         4.44%
Oppenheimer Capital Appreciation - Service Class                              -34.81%    -0.47%         7.87%
Oppenheimer Global Securities - Service Class                                 -30.16%     2.66%         9.66%
Oppenheimer High Income - Service Class                                       -10.76%    -2.90%         4.40%
Oppenheimer Main Street - Service Class                                       -26.83%    -6.16%         6.41%
Oppenheimer Main Street Small Cap - Service Class                             -23.82%      N/A         -3.93%
Oppenheimer Multiple Strategies - Service Class                               -18.56%     0.21%         5.77%
Oppenheimer Strategic Bond - Service Class                                    -1.19%      1.17%         3.39%
STI Capital Appreciation                                                      -29.69%    -1.30%         7.35%
STI Growth and Income                                                         -28.41%      N/A         -10.21%
STI International Equity                                                      -26.44%    -7.57%        -3.68%
STI Investment Grade Bond                                                     -0.86%      3.31%         3.89%
STI Mid-Cap Equity                                                            -36.15%    -5.45%         1.26%
STI Small Cap Value Equity                                                    -9.32%      0.36%        -0.27%
STI Value Income Stock                                                        -24.86%    -3.46%         4.13%
Van Kampen LIT Emerging Growth - Class II                                     -40.29%     0.39%         6.74%
Van Kampen LIT Growth and Income - Class II                                   -22.65%     2.35%         5.06%
Van Kampen UIF Active International Allocation - Class II                     -25.83%      N/A         -15.63%
Van Kampen UIF Emerging Markets Debt - Class II                                0.53%      1.32%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.14%      1.33%         3.82%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.84%      N/A         -2.32%
Putnam VT Global Asset Allocation - Class IB                                  -20.55%    -3.51%         4.40%
Putnam VT Growth and Income - Class IB                                        -26.91%    -3.68%         6.28%
Putnam VT Health Sciences - Class IB                                          -28.25%      N/A         -4.58%
Putnam VT High Yield - Class IB                                               -8.96%     -4.22%         3.10%
Putnam VT Income - Class IB                                                   -0.49%      2.91%         4.28%
Putnam VT International Equity - Class IB                                     -25.62%    -0.40%         1.88%
Putnam VT Investors - Class IB                                                -31.72%      N/A         -10.42%
Putnam VT Money Market - Class IB                                             -7.07%      1.31%         1.91%
Putnam VT New Opportunities - Class IB                                        -38.25%    -8.34%         3.38%
Putnam VT New Value - Class IB                                                -23.59%    -0.23%         2.26%
Putnam VT Research - Class IB                                                 -30.08%      N/A         -4.56%
Putnam VT Utilities Growth and Income - Class IB                              -31.93%    -7.48%         2.60%
Putnam VT Vista - Class IB                                                    -38.33%    -6.98%        -2.72%
Putnam VT Voyager - Class IB                                                  -34.33%    -4.09%         6.21%
Franklin Growth and Income Securities - Class 2                               -16.42%     2.27%         8.57%
Franklin Small Cap Value Securities - Class 2                                 -17.35%      N/A         -2.85%
Mutual Shares Securities - Class II                                           -19.86%     1.14%         3.91%
Templeton Developing Markets Securities - Class 2                             -8.39%     -8.50%        -12.69%
Templeton Foreign Securities - Class 2                                        -26.49%    -4.95%         5.51%
Oppenheimer Aggressive Growth - Service Class                                 -35.82%    -4.80%         4.33%
Oppenheimer Capital Appreciation - Service Class                              -34.88%    -0.57%         7.76%
Oppenheimer Global Securities - Service Class                                 -30.24%     2.55%         9.55%
Oppenheimer High Income - Service Class                                       -10.86%    -3.01%         4.29%
Oppenheimer Main Street - Service Class                                       -26.91%    -6.26%         6.30%
Oppenheimer Main Street Small Cap - Service Class                             -23.91%      N/A         -4.03%
Oppenheimer Multiple Strategies - Service Class                               -18.65%     0.10%         5.66%
Oppenheimer Strategic Bond - Service Class                                    -1.30%      1.07%         3.28%
STI Capital Appreciation                                                      -29.76%    -1.40%         7.24%
STI Growth and Income                                                         -28.49%      N/A         -10.31%
STI International Equity                                                      -26.52%    -7.67%        -3.78%
STI Investment Grade Bond                                                     -0.97%      3.20%         3.79%
STI Mid-Cap Equity                                                            -36.22%    -5.55%         1.16%
STI Small Cap Value Equity                                                    -9.42%      0.25%        -0.38%
STI Value Income Stock                                                        -24.94%    -3.56%         4.02%
Van Kampen LIT Emerging Growth - Class II                                     -40.35%     0.29%         6.63%
Van Kampen LIT Growth and Income - Class II                                   -22.74%     2.25%         4.95%
Van Kampen UIF Active International Allocation - Class II                     -25.91%      N/A         -15.72%
Van Kampen UIF Emerging Markets Debt - Class II                                0.42%      1.21%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.23%      1.23%         3.71%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.89%      N/A         -2.37%
Putnam VT Global Asset Allocation - Class IB                                  -20.60%    -3.56%         4.34%
Putnam VT Growth and Income - Class IB                                        -26.95%    -3.73%         6.22%
Putnam VT Health Sciences - Class IB                                          -28.29%      N/A         -4.63%
Putnam VT High Yield - Class IB                                               -9.00%     -4.27%         3.05%
Putnam VT Income - Class IB                                                   -0.54%      2.86%         4.23%
Putnam VT International Equity - Class IB                                     -25.66%    -0.45%         1.83%
Putnam VT Investors - Class IB                                                -31.75%      N/A         -10.47%
Putnam VT Money Market - Class IB                                             -7.12%      1.26%         1.85%
Putnam VT New Opportunities - Class IB                                        -38.28%    -8.38%         3.33%
Putnam VT New Value - Class IB                                                -23.63%    -0.28%         2.21%
Putnam VT Research - Class IB                                                 -30.12%      N/A         -4.61%
Putnam VT Utilities Growth and Income - Class IB                              -31.96%    -7.53%         2.55%
Putnam VT Vista - Class IB                                                    -38.37%    -7.03%        -2.77%
Putnam VT Voyager - Class IB                                                  -34.37%    -4.14%         6.16%
Franklin Growth and Income Securities - Class 2                               -16.46%     2.22%         8.51%
Franklin Small Cap Value Securities - Class 2                                 -17.40%      N/A         -2.90%
Mutual Shares Securities - Class II                                           -19.90%     1.09%         3.86%
Templeton Developing Markets Securities - Class 2                             -8.44%     -8.55%        -12.73%
Templeton Foreign Securities - Class 2                                        -26.54%    -5.00%         5.45%
Oppenheimer Aggressive Growth - Service Class                                 -35.85%    -4.85%         4.28%
Oppenheimer Capital Appreciation - Service Class                              -34.92%    -0.62%         7.71%
Oppenheimer Global Securities - Service Class                                 -30.28%     2.50%         9.49%
Oppenheimer High Income - Service Class                                       -10.91%    -3.06%         4.24%
Oppenheimer Main Street - Service Class                                       -26.95%    -6.31%         6.25%
Oppenheimer Main Street Small Cap - Service Class                             -23.95%      N/A         -4.08%
Oppenheimer Multiple Strategies - Service Class                               -18.69%     0.05%         5.60%
Oppenheimer Strategic Bond - Service Class                                    -1.35%      1.01%         3.23%
STI Capital Appreciation                                                      -29.80%    -1.45%         7.19%
STI Growth and Income                                                         -28.53%      N/A         -10.36%
STI International Equity                                                      -26.56%    -7.72%        -3.83%
STI Investment Grade Bond                                                     -1.02%      3.15%         3.73%
STI Mid-Cap Equity                                                            -36.25%    -5.60%         1.11%
STI Small Cap Value Equity                                                    -9.47%      0.20%        -0.43%
STI Value Income Stock                                                        -24.99%    -3.61%         3.97%
Van Kampen LIT Emerging Growth - Class II                                     -40.39%     0.24%         6.58%
Van Kampen LIT Growth and Income - Class II                                   -22.78%     2.20%         4.89%
Van Kampen UIF Active International Allocation - Class II                     -25.95%      N/A         -15.77%
Van Kampen UIF Emerging Markets Debt - Class II                                0.37%      1.16%         0.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.28%      1.18%         3.66%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.93%      N/A         -2.42%
Putnam VT Global Asset Allocation - Class IB                                  -20.64%    -3.61%         4.29%
Putnam VT Growth and Income - Class IB                                        -26.99%    -3.78%         6.17%
Putnam VT Health Sciences - Class IB                                          -28.32%      N/A         -4.68%
Putnam VT High Yield - Class IB                                               -9.05%     -4.32%         3.00%
Putnam VT Income - Class IB                                                   -0.59%      2.81%         4.17%
Putnam VT International Equity - Class IB                                     -25.70%    -0.50%         1.78%
Putnam VT Investors - Class IB                                                -31.79%      N/A         -10.52%
Putnam VT Money Market - Class IB                                             -7.17%      1.21%         1.80%
Putnam VT New Opportunities - Class IB                                        -38.32%    -8.43%         3.28%
Putnam VT New Value - Class IB                                                -23.67%    -0.33%         2.16%
Putnam VT Research - Class IB                                                 -30.15%      N/A         -4.66%
Putnam VT Utilities Growth and Income - Class IB                              -32.00%    -7.58%         2.49%
Putnam VT Vista - Class IB                                                    -38.40%    -7.07%        -2.82%
Putnam VT Voyager - Class IB                                                  -34.40%    -4.20%         6.10%
Franklin Growth and Income Securities - Class 2                               -16.51%     2.16%         8.46%
Franklin Small Cap Value Securities - Class 2                                 -17.44%      N/A         -2.95%
Mutual Shares Securities - Class II                                           -19.94%     1.04%         3.80%
Templeton Developing Markets Securities - Class 2                             -8.49%     -8.60%        -12.78%
Templeton Foreign Securities - Class 2                                        -26.58%    -5.05%         5.40%
Oppenheimer Aggressive Growth - Service Class                                 -35.89%    -4.90%         4.22%
Oppenheimer Capital Appreciation - Service Class                              -34.95%    -0.68%         7.65%
Oppenheimer Global Securities - Service Class                                 -30.32%     2.45%         9.43%
Oppenheimer High Income - Service Class                                       -10.95%    -3.11%         4.18%
Oppenheimer Main Street - Service Class                                       -26.99%    -6.36%         6.19%
Oppenheimer Main Street Small Cap - Service Class                             -23.99%      N/A         -4.13%
Oppenheimer Multiple Strategies - Service Class                               -18.74%     0.00%         5.55%
Oppenheimer Strategic Bond - Service Class                                    -1.40%      0.96%         3.18%
STI Capital Appreciation                                                      -29.84%    -1.50%         7.13%
STI Growth and Income                                                         -28.57%      N/A         -10.41%
STI International Equity                                                      -26.60%    -7.77%        -3.88%
STI Investment Grade Bond                                                     -1.07%      3.09%         3.68%
STI Mid-Cap Equity                                                            -36.29%    -5.65%         1.06%
STI Small Cap Value Equity                                                    -9.52%      0.15%        -0.48%
STI Value Income Stock                                                        -25.03%    -3.66%         3.91%
Van Kampen LIT Emerging Growth - Class II                                     -40.42%     0.19%         6.52%
Van Kampen LIT Growth and Income - Class II                                   -22.82%     2.14%         4.84%
Van Kampen UIF Active International Allocation - Class II                     -26.00%      N/A         -15.81%
Van Kampen UIF Emerging Markets Debt - Class II                                0.32%      1.10%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.33%      1.12%         3.60%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.98%      N/A         -2.48%
Putnam VT Global Asset Allocation - Class IB                                  -20.68%    -3.66%         4.24%
Putnam VT Growth and Income - Class IB                                        -27.03%    -3.83%         6.11%
Putnam VT Health Sciences - Class IB                                          -28.36%      N/A         -4.73%
Putnam VT High Yield - Class IB                                               -9.10%     -4.37%         2.95%
Putnam VT Income - Class IB                                                   -0.65%      2.75%         4.12%
Putnam VT International Equity - Class IB                                     -25.74%    -0.55%         1.73%
Putnam VT Investors - Class IB                                                -31.83%      N/A         -10.57%
Putnam VT Money Market - Class IB                                             -7.22%      1.15%         1.75%
Putnam VT New Opportunities - Class IB                                        -38.35%    -8.48%         3.23%
Putnam VT New Value - Class IB                                                -23.71%    -0.38%         2.10%
Putnam VT Research - Class IB                                                 -30.19%      N/A         -4.71%
Putnam VT Utilities Growth and Income - Class IB                              -32.04%    -7.63%         2.44%
Putnam VT Vista - Class IB                                                    -38.43%    -7.12%        -2.87%
Putnam VT Voyager - Class IB                                                  -34.44%    -4.25%         6.05%
Franklin Growth and Income Securities - Class 2                               -16.55%     2.11%         8.40%
Franklin Small Cap Value Securities - Class 2                                 -17.48%      N/A         -3.00%
Mutual Shares Securities - Class II                                           -19.99%     0.98%         3.75%
Templeton Developing Markets Securities - Class 2                             -8.53%     -8.65%        -12.83%
Templeton Foreign Securities - Class 2                                        -26.62%    -5.10%         5.35%
Oppenheimer Aggressive Growth - Service Class                                 -35.92%    -4.95%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -34.99%    -0.73%         7.60%
Oppenheimer Global Securities - Service Class                                 -30.35%     2.39%         9.38%
Oppenheimer High Income - Service Class                                       -11.00%    -3.16%         4.13%
Oppenheimer Main Street - Service Class                                       -27.03%    -6.41%         6.14%
Oppenheimer Main Street Small Cap - Service Class                             -24.03%      N/A         -4.18%
Oppenheimer Multiple Strategies - Service Class                               -18.78%    -0.05%         5.50%
Oppenheimer Strategic Bond - Service Class                                    -1.46%      0.91%         3.12%
STI Capital Appreciation                                                      -29.88%    -1.55%         7.08%
STI Growth and Income                                                         -28.61%      N/A         -10.46%
STI International Equity                                                      -26.64%    -7.82%        -3.93%
STI Investment Grade Bond                                                     -1.12%      3.04%         3.63%
STI Mid-Cap Equity                                                            -36.33%    -5.70%         1.00%
STI Small Cap Value Equity                                                    -9.57%      0.09%        -0.53%
STI Value Income Stock                                                        -25.07%    -3.71%         3.86%
Van Kampen LIT Emerging Growth - Class II                                     -40.45%     0.13%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -22.86%     2.09%         4.79%
Van Kampen UIF Active International Allocation - Class II                     -26.04%      N/A         -15.86%
Van Kampen UIF Emerging Markets Debt - Class II                                0.26%      1.05%         0.75%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.38%      1.07%         3.55%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.02%      N/A         -2.53%
Putnam VT Global Asset Allocation - Class IB                                  -20.73%    -3.72%         4.18%
Putnam VT Growth and Income - Class IB                                        -27.07%    -3.88%         6.06%
Putnam VT Health Sciences - Class IB                                          -28.40%      N/A         -4.78%
Putnam VT High Yield - Class IB                                               -9.15%     -4.42%         2.89%
Putnam VT Income - Class IB                                                   -0.70%      2.70%         4.07%
Putnam VT International Equity - Class IB                                     -25.78%    -0.60%         1.67%
Putnam VT Investors - Class IB                                                -31.87%      N/A         -10.62%
Putnam VT Money Market - Class IB                                             -7.27%      1.10%         1.70%
Putnam VT New Opportunities - Class IB                                        -38.38%    -8.53%         3.17%
Putnam VT New Value - Class IB                                                -23.75%    -0.43%         2.05%
Putnam VT Research - Class IB                                                 -30.23%      N/A         -4.76%
Putnam VT Utilities Growth and Income - Class IB                              -32.08%    -7.68%         2.39%
Putnam VT Vista - Class IB                                                    -38.47%    -7.17%        -2.92%
Putnam VT Voyager - Class IB                                                  -34.48%    -4.30%         5.99%
Franklin Growth and Income Securities - Class 2                               -16.60%     2.06%         8.35%
Franklin Small Cap Value Securities - Class 2                                 -17.53%      N/A         -3.06%
Mutual Shares Securities - Class II                                           -20.03%     0.93%         3.69%
Templeton Developing Markets Securities - Class 2                             -8.58%     -8.69%        -12.88%
Templeton Foreign Securities - Class 2                                        -26.66%    -5.15%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -35.96%    -5.00%         4.12%
Oppenheimer Capital Appreciation - Service Class                              -35.03%    -0.78%         7.54%
Oppenheimer Global Securities - Service Class                                 -30.39%     2.34%         9.32%
Oppenheimer High Income - Service Class                                       -11.05%    -3.21%         4.08%
Oppenheimer Main Street - Service Class                                       -27.07%    -6.46%         6.09%
Oppenheimer Main Street Small Cap - Service Class                             -24.07%      N/A         -4.24%
Oppenheimer Multiple Strategies - Service Class                               -18.82%    -0.11%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -1.51%      0.85%         3.07%
STI Capital Appreciation                                                      -29.92%    -1.60%         7.02%
STI Growth and Income                                                         -28.65%      N/A         -10.50%
STI International Equity                                                      -26.68%    -7.87%        -3.98%
STI Investment Grade Bond                                                     -1.18%      2.99%         3.57%
STI Mid-Cap Equity                                                            -36.36%    -5.75%         0.95%
STI Small Cap Value Equity                                                    -9.61%      0.04%        -0.59%
STI Value Income Stock                                                        -25.11%    -3.76%         3.81%
Van Kampen LIT Emerging Growth - Class II                                     -40.48%     0.08%         6.41%
Van Kampen LIT Growth and Income - Class II                                   -22.91%     2.04%         4.73%
Van Kampen UIF Active International Allocation - Class II                     -26.08%      N/A         -15.90%
Van Kampen UIF Emerging Markets Debt - Class II                                0.21%      1.00%         0.70%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.43%      1.02%         3.50%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.11%      N/A         -2.63%
Putnam VT Global Asset Allocation - Class IB                                  -20.81%    -3.82%         4.08%
Putnam VT Growth and Income - Class IB                                        -27.15%    -3.98%         5.95%
Putnam VT Health Sciences - Class IB                                          -28.48%      N/A         -4.88%
Putnam VT High Yield - Class IB                                               -9.25%     -4.52%         2.79%
Putnam VT Income - Class IB                                                   -0.81%      2.59%         3.96%
Putnam VT International Equity - Class IB                                     -25.86%    -0.71%         1.57%
Putnam VT Investors - Class IB                                                -31.94%      N/A         -10.71%
Putnam VT Money Market - Class IB                                             -7.37%      1.00%         1.59%
Putnam VT New Opportunities - Class IB                                        -38.45%    -8.63%         3.07%
Putnam VT New Value - Class IB                                                -23.84%    -0.54%         1.95%
Putnam VT Research - Class IB                                                 -30.31%      N/A         -4.86%
Putnam VT Utilities Growth and Income - Class IB                              -32.15%    -7.78%         2.29%
Putnam VT Vista - Class IB                                                    -38.54%    -7.27%        -3.03%
Putnam VT Voyager - Class IB                                                  -34.55%    -4.40%         5.89%
Franklin Growth and Income Securities - Class 2                               -16.69%     1.95%         8.24%
Franklin Small Cap Value Securities - Class 2                                 -17.62%      N/A         -3.16%
Mutual Shares Securities - Class II                                           -20.12%     0.83%         3.59%
Templeton Developing Markets Securities - Class 2                             -8.68%     -8.79%        -12.97%
Templeton Foreign Securities - Class 2                                        -26.74%    -5.25%         5.19%
Oppenheimer Aggressive Growth - Service Class                                 -36.03%    -5.10%         4.01%
Oppenheimer Capital Appreciation - Service Class                              -35.10%    -0.88%         7.44%
Oppenheimer Global Securities - Service Class                                 -30.47%     2.23%         9.21%
Oppenheimer High Income - Service Class                                       -11.14%    -3.31%         3.97%
Oppenheimer Main Street - Service Class                                       -27.14%    -6.56%         5.98%
Oppenheimer Main Street Small Cap - Service Class                             -24.15%      N/A         -4.34%
Oppenheimer Multiple Strategies - Service Class                               -18.91%    -0.21%         5.34%
Oppenheimer Strategic Bond - Service Class                                    -1.62%      0.75%         2.97%
STI Capital Appreciation                                                      -30.00%    -1.71%         6.91%
STI Growth and Income                                                         -28.73%      N/A         -10.60%
STI International Equity                                                      -26.76%    -7.96%        -4.08%
STI Investment Grade Bond                                                     -1.28%      2.88%         3.47%
STI Mid-Cap Equity                                                            -36.43%    -5.85%         0.85%
STI Small Cap Value Equity                                                    -9.71%     -0.06%        -0.69%
STI Value Income Stock                                                        -25.19%    -3.86%         3.70%
Van Kampen LIT Emerging Growth - Class II                                     -40.55%    -0.02%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -22.99%     1.93%         4.63%
Van Kampen UIF Active International Allocation - Class II                     -26.16%      N/A         -16.00%
Van Kampen UIF Emerging Markets Debt - Class II                                0.10%      0.89%         0.59%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.52%      0.91%         3.39%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.16%      N/A         -2.68%
Putnam VT Global Asset Allocation - Class IB                                  -20.86%    -3.87%         4.02%
Putnam VT Growth and Income - Class IB                                        -27.19%    -4.03%         5.90%
Putnam VT Health Sciences - Class IB                                          -28.52%      N/A         -4.93%
Putnam VT High Yield - Class IB                                               -9.30%     -4.57%         2.74%
Putnam VT Income - Class IB                                                   -0.86%      2.54%         3.91%
Putnam VT International Equity - Class IB                                     -25.90%    -0.76%         1.51%
Putnam VT Investors - Class IB                                                -31.98%      N/A         -10.76%
Putnam VT Money Market - Class IB                                             -7.42%      0.94%         1.54%
Putnam VT New Opportunities - Class IB                                        -38.49%    -8.68%         3.02%
Putnam VT New Value - Class IB                                                -23.88%    -0.59%         1.89%
Putnam VT Research - Class IB                                                 -30.34%      N/A         -4.91%
Putnam VT Utilities Growth and Income - Class IB                              -32.19%    -7.82%         2.23%
Putnam VT Vista - Class IB                                                    -38.57%    -7.32%        -3.08%
Putnam VT Voyager - Class IB                                                  -34.58%    -4.45%         5.83%
Franklin Growth and Income Securities - Class 2                               -16.73%     1.90%         8.18%
Franklin Small Cap Value Securities - Class 2                                 -17.66%      N/A         -3.21%
Mutual Shares Securities - Class II                                           -20.16%     0.77%         3.53%
Templeton Developing Markets Securities - Class 2                             -8.73%     -8.84%        -13.02%
Templeton Foreign Securities - Class 2                                        -26.78%    -5.30%         5.13%
Oppenheimer Aggressive Growth - Service Class                                 -36.06%    -5.15%         3.96%
Oppenheimer Capital Appreciation - Service Class                              -35.13%    -0.93%         7.38%
Oppenheimer Global Securities - Service Class                                 -30.51%     2.18%         9.16%
Oppenheimer High Income - Service Class                                       -11.19%    -3.36%         3.92%
Oppenheimer Main Street - Service Class                                       -27.18%    -6.61%         5.93%
Oppenheimer Main Street Small Cap - Service Class                             -24.19%      N/A         -4.39%
Oppenheimer Multiple Strategies - Service Class                               -18.96%    -0.26%         5.28%
Oppenheimer Strategic Bond - Service Class                                    -1.67%      0.70%         2.91%
STI Capital Appreciation                                                      -30.03%    -1.76%         6.86%
STI Growth and Income                                                         -28.76%      N/A         -10.65%
STI International Equity                                                      -26.80%    -8.01%        -4.13%
STI Investment Grade Bond                                                     -1.33%      2.83%         3.41%
STI Mid-Cap Equity                                                            -36.47%    -5.90%         0.80%
STI Small Cap Value Equity                                                    -9.76%     -0.12%        -0.74%
STI Value Income Stock                                                        -25.23%    -3.91%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -40.58%    -0.07%         6.25%
Van Kampen LIT Growth and Income - Class II                                   -23.03%     1.88%         4.57%
Van Kampen UIF Active International Allocation - Class II                     -26.20%      N/A         -16.04%
Van Kampen UIF Emerging Markets Debt - Class II                                0.05%      0.84%         0.54%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.57%      0.86%         3.34%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -17.29%      N/A         -2.84%
Putnam VT Global Asset Allocation - Class IB                                  -20.98%    -4.02%         3.86%
Putnam VT Growth and Income - Class IB                                        -27.31%    -4.18%         5.74%
Putnam VT Health Sciences - Class IB                                          -28.64%      N/A         -5.08%
Putnam VT High Yield - Class IB                                               -9.44%     -4.72%         2.58%
Putnam VT Income - Class IB                                                   -1.02%      2.38%         3.75%
Putnam VT International Equity - Class IB                                     -26.02%    -0.91%         1.36%
Putnam VT Investors - Class IB                                                -32.09%      N/A         -10.91%
Putnam VT Money Market - Class IB                                             -7.57%      0.79%         1.38%
Putnam VT New Opportunities - Class IB                                        -38.59%    -8.82%         2.86%
Putnam VT New Value - Class IB                                                -24.00%    -0.74%         1.73%
Putnam VT Research - Class IB                                                 -30.46%      N/A         -5.06%
Putnam VT Utilities Growth and Income - Class IB                              -32.30%    -7.97%         2.08%
Putnam VT Vista - Class IB                                                    -38.67%    -7.47%        -3.23%
Putnam VT Voyager - Class IB                                                  -34.69%    -4.60%         5.67%
Franklin Growth and Income Securities - Class 2                               -16.87%     1.74%         8.02%
Franklin Small Cap Value Securities - Class 2                                 -17.80%      N/A         -3.36%
Mutual Shares Securities - Class II                                           -20.29%     0.62%         3.37%
Templeton Developing Markets Securities - Class 2                             -8.88%     -8.99%        -13.16%
Templeton Foreign Securities - Class 2                                        -26.89%    -5.45%         4.97%
Oppenheimer Aggressive Growth - Service Class                                 -36.17%    -5.30%         3.80%
Oppenheimer Capital Appreciation - Service Class                              -35.24%    -1.09%         7.22%
Oppenheimer Global Securities - Service Class                                 -30.62%     2.02%         8.99%
Oppenheimer High Income - Service Class                                       -11.33%    -3.51%         3.76%
Oppenheimer Main Street - Service Class                                       -27.30%    -6.76%         5.77%
Oppenheimer Main Street Small Cap - Service Class                             -24.32%      N/A         -4.54%
Oppenheimer Multiple Strategies - Service Class                               -19.09%    -0.42%         5.12%
Oppenheimer Strategic Bond - Service Class                                    -1.82%      0.54%         2.75%
STI Capital Appreciation                                                      -30.15%    -1.91%         6.70%
STI Growth and Income                                                         -28.88%      N/A         -10.79%
STI International Equity                                                      -26.92%    -8.16%        -4.28%
STI Investment Grade Bond                                                     -1.49%      2.67%         3.26%
STI Mid-Cap Equity                                                            -36.57%    -6.05%         0.64%
STI Small Cap Value Equity                                                    -9.90%     -0.27%        -0.90%
STI Value Income Stock                                                        -25.35%    -4.06%         3.49%
Van Kampen LIT Emerging Growth - Class II                                     -40.68%    -0.23%         6.09%
Van Kampen LIT Growth and Income - Class II                                   -23.16%     1.72%         4.41%
Van Kampen UIF Active International Allocation - Class II                     -26.32%      N/A         -16.18%
Van Kampen UIF Emerging Markets Debt - Class II                               -0.11%      0.68%         0.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.72%      0.70%         3.17%


                                   APPENDIX B

ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include an annual contract maintenance charge of $30 (not shown for adjusted historical total returns method 1), and total Variable Account annual expenses of:

-    1.79% (without any optional benefit riders), or

-    1.99% with the MAV Death Benefit Option, or

- 2.04% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    2.09% with the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.19% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 2.24% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.29% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.34% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
     Date), or

- 2.39% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.49% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.54% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.69% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on May 1, 2003: Putnam VT The George Putnam Fund of Boston, Putnam VT Investors, Van Kampen UIF Active International Allocation, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Small Company Growth and Van Kampen UIF U.S. Real Estate. The following Variable Sub-Accounts commenced operations on October 1, 2001: Oppenheimer Main Street Small Cap, Putnam VT High Yield and Van Kampen LIT Growth and Income. The following Variable Sub-Account commenced operations on May 17, 2001: Van Kampen LIT Emerging Growth. The following Variable Sub-Accounts commenced operations on January 31, 2000: Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.49%     N/A          -7.30%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.55%      N/A          2.04%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.20%     N/A         -16.67%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -27.90%     N/A         -23.16%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.49%     N/A          -1.28%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     N/A         -32.06%
Van Kampen LIT Growth and Income - Class II                                   -16.32%     N/A          -8.03%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.65%     N/A          -7.49%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.75%      N/A          1.84%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.36%     N/A         -16.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.05%     N/A         -23.32%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.65%     N/A          -1.47%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     N/A         -32.20%
Van Kampen LIT Growth and Income - Class II                                   -16.49%     N/A          -8.22%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.69%     N/A          -7.53%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.80%      N/A          1.79%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.40%     N/A         -16.88%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.08%     N/A         -23.36%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.69%     N/A          -1.52%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.08%     N/A         -32.24%
Van Kampen LIT Growth and Income - Class II                                   -16.53%     N/A          -8.26%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.73%     N/A          -7.58%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.85%      N/A          1.74%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.44%     N/A         -16.92%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.12%     N/A         -23.40%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.74%     N/A          -1.57%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     N/A         -32.27%
Van Kampen LIT Growth and Income - Class II                                   -16.57%     N/A          -8.31%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.81%     N/A          -7.67%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.94%      N/A          1.64%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.52%     N/A         -17.00%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.19%     N/A         -23.47%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.82%     N/A          -1.67%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.18%     N/A         -32.34%
Van Kampen LIT Growth and Income - Class II                                   -16.66%     N/A          -8.40%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.85%     N/A          -7.72%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.99%      N/A          1.59%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.56%     N/A         -17.04%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.23%     N/A         -23.51%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.86%     N/A          -1.72%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.22%     N/A         -32.37%
Van Kampen LIT Growth and Income - Class II                                   -16.70%     N/A          -8.45%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.89%     N/A          -7.76%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.04%      N/A          1.54%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.60%     N/A         -17.08%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.26%     N/A         -23.55%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.90%     N/A          -1.77%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     N/A         -32.40%
Van Kampen LIT Growth and Income - Class II                                   -16.74%     N/A          -8.49%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.93%     N/A          -7.81%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.09%      N/A          1.48%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.64%     N/A         -17.12%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.30%     N/A         -23.59%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.94%     N/A          -1.82%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.28%     N/A         -32.44%
Van Kampen LIT Growth and Income - Class II                                   -16.78%     N/A          -8.54%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



 (With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.97%     N/A          -7.86%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.14%      N/A          1.43%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.68%     N/A         -17.17%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.34%     N/A         -23.63%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.98%     N/A          -1.87%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     N/A         -32.47%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     N/A          -8.59%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



 (With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.05%     N/A          -7.95%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.23%      N/A          1.33%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.76%     N/A         -17.25%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.41%     N/A         -23.70%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.07%     N/A          -1.97%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     N/A         -32.54%
Van Kampen LIT Growth and Income - Class II                                   -16.91%     N/A          -8.68%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.09%     N/A          -7.99%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.28%      N/A          1.28%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.80%     N/A         -17.29%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.44%     N/A         -23.74%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.11%     N/A          -2.02%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.41%     N/A         -32.57%
Van Kampen LIT Growth and Income - Class II                                   -16.95%     N/A          -8.72%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.21%     N/A          -8.13%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.43%      N/A          1.13%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.92%     N/A         -17.42%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.55%     N/A         -23.85%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.23%     N/A          -2.16%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.51%     N/A         -32.68%
Van Kampen LIT Growth and Income - Class II                                   -17.07%     N/A          -8.86%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -20.89%     N/A          -7.70%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -2.95%      N/A          1.42%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.60%     N/A         -17.14%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.30%     N/A         -23.68%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -17.89%     N/A          -1.86%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     N/A         -32.59%
Van Kampen LIT Growth and Income - Class II                                   -16.72%     N/A          -8.64%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.05%     N/A          -7.89%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.15%      N/A          1.21%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.76%     N/A         -17.31%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.45%     N/A         -23.84%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.05%     N/A          -2.06%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     N/A         -32.72%
Van Kampen LIT Growth and Income - Class II                                   -16.89%     N/A          -8.82%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.09%     N/A          -7.94%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.20%      N/A          1.16%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.80%     N/A         -17.35%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.48%     N/A         -23.88%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.09%     N/A          -2.11%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.48%     N/A         -32.76%
Van Kampen LIT Growth and Income - Class II                                   -16.93%     N/A          -8.87%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.13%     N/A          -7.98%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.25%      N/A          1.11%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.84%     N/A         -17.40%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.52%     N/A         -23.92%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.14%     N/A          -2.16%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     N/A         -32.79%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     N/A          -8.91%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.21%     N/A          -8.08%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.34%      N/A          1.01%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.92%     N/A         -17.48%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.59%     N/A         -23.99%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.22%     N/A          -2.26%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.58%     N/A         -32.86%
Van Kampen LIT Growth and Income - Class II                                   -17.06%     N/A          -9.00%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.25%     N/A          -8.12%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.39%      N/A          0.96%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.96%     N/A         -17.52%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.63%     N/A         -24.03%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.26%     N/A          -2.31%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.62%     N/A         -32.89%
Van Kampen LIT Growth and Income - Class II                                   -17.10%     N/A          -9.05%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.29%     N/A          -8.17%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.44%      N/A          0.91%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.00%     N/A         -17.56%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.66%     N/A         -24.07%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.30%     N/A          -2.36%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.65%     N/A         -32.93%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     N/A          -9.09%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.33%     N/A          -8.21%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.49%      N/A          0.86%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.04%     N/A         -17.60%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.70%     N/A         -24.11%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.34%     N/A          -2.41%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.68%     N/A         -32.96%
Van Kampen LIT Growth and Income - Class II                                   -17.18%     N/A          -9.14%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.37%     N/A          -8.26%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.54%      N/A          0.81%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.08%     N/A         -17.65%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.74%     N/A         -24.15%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.38%     N/A          -2.45%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.72%     N/A         -33.00%
Van Kampen LIT Growth and Income - Class II                                   -17.22%     N/A          -9.19%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.45%     N/A          -8.35%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.63%      N/A          0.70%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.16%     N/A         -17.73%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.81%     N/A         -24.23%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.47%     N/A          -2.55%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.78%     N/A         -33.06%
Van Kampen LIT Growth and Income - Class II                                   -17.31%     N/A          -9.28%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.49%     N/A          -8.40%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.68%      N/A          0.65%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.20%     N/A         -17.77%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.84%     N/A         -24.26%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.51%     N/A          -2.60%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.81%     N/A         -33.10%
Van Kampen LIT Growth and Income - Class II                                   -17.35%     N/A          -9.32%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.61%     N/A          -8.54%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.83%      N/A          0.50%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.32%     N/A         -17.90%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.95%     N/A         -24.38%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.63%     N/A          -2.75%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.91%     N/A         -33.20%
Van Kampen LIT Growth and Income - Class II                                   -17.47%     N/A          -9.46%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.04%     N/A          -7.86%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.10%      N/A          1.18%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.75%     N/A         -17.32%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.45%     N/A         -23.88%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.04%     N/A          -2.08%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.47%     N/A         -32.78%
Van Kampen LIT Growth and Income - Class II                                   -16.87%     N/A          -8.86%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.20%     N/A          -8.04%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.30%      N/A          0.98%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.91%     N/A         -17.49%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.60%     N/A         -24.04%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.20%     N/A          -2.28%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.60%     N/A         -32.92%
Van Kampen LIT Growth and Income - Class II                                   -17.04%     N/A          -9.04%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.24%     N/A          -8.09%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.35%      N/A          0.92%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.95%     N/A         -17.53%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.63%     N/A         -24.07%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.24%     N/A          -2.33%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.63%     N/A         -32.95%
Van Kampen LIT Growth and Income - Class II                                   -17.08%     N/A          -9.09%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.28%     N/A          -8.14%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.40%      N/A          0.87%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -19.99%     N/A         -17.58%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.67%     N/A         -24.11%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.29%     N/A          -2.38%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     N/A         -32.99%
Van Kampen LIT Growth and Income - Class II                                   -17.12%     N/A          -9.14%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.36%     N/A          -8.23%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.49%      N/A          0.77%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.07%     N/A         -17.66%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.74%     N/A         -24.19%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.37%     N/A          -2.48%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.73%     N/A         -33.06%
Van Kampen LIT Growth and Income - Class II                                   -17.21%     N/A          -9.23%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.40%     N/A          -8.27%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.54%      N/A          0.72%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.11%     N/A         -17.70%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.78%     N/A         -24.23%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.41%     N/A          -2.53%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.77%     N/A         -33.09%
Van Kampen LIT Growth and Income - Class II                                   -17.25%     N/A          -9.27%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.44%     N/A          -8.32%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.59%      N/A          0.67%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.15%     N/A         -17.74%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.81%     N/A         -24.27%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.45%     N/A          -2.58%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.80%     N/A         -33.12%
Van Kampen LIT Growth and Income - Class II                                   -17.29%     N/A          -9.32%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.48%     N/A          -8.37%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.64%      N/A          0.62%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.19%     N/A         -17.79%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.85%     N/A         -24.31%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.49%     N/A          -2.63%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.83%     N/A         -33.16%
Van Kampen LIT Growth and Income - Class II                                   -17.33%     N/A          -9.37%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.52%     N/A          -8.41%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.69%      N/A          0.57%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.23%     N/A         -17.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.89%     N/A         -24.35%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.53%     N/A          -2.67%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.87%     N/A         -33.19%
Van Kampen LIT Growth and Income - Class II                                   -17.37%     N/A          -9.41%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.60%     N/A          -8.51%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.78%      N/A          0.47%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.31%     N/A         -17.91%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.96%     N/A         -24.42%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.62%     N/A          -2.77%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.93%     N/A         -33.26%
Van Kampen LIT Growth and Income - Class II                                   -17.46%     N/A          -9.50%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.64%     N/A          -8.55%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.83%      N/A          0.42%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.35%     N/A         -17.95%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -28.99%     N/A         -24.46%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.66%     N/A          -2.82%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -34.96%     N/A         -33.29%
Van Kampen LIT Growth and Income - Class II                                   -17.50%     N/A          -9.55%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -21.76%     N/A          -8.69%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -3.98%      N/A          0.27%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -20.47%     N/A         -18.08%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -29.10%     N/A         -24.58%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -18.78%     N/A          -2.97%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -35.06%     N/A         -33.40%
Van Kampen LIT Growth and Income - Class II                                   -17.62%     N/A          -9.69%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                               of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

Variable Sub-Account                                                            1 Year      5 Year   10 Year or Since
                                                                                                        Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.36%         N/A       -0.99%
Putnam VT Global Asset Allocation - Class IB                                   -14.07%       -2.46%       4.71%
Putnam VT Growth and Income - Class IB                                         -20.43%       -2.63%       6.55%
Putnam VT Health Sciences - Class IB                                           -21.76%         N/A       -3.22%
Putnam VT High Yield - Class IB                                                 -2.49%       -3.04%       3.47%
Putnam VT Income - Class IB                                                      5.97%        3.85%       4.69%
Putnam VT International Equity - Class IB                                      -19.13%        0.49%       2.61%
Putnam VT Investors - Class IB                                                 -25.22%         N/A       -8.83%
Putnam VT Money Market - Class IB                                               -0.60%        2.28%       2.37%
Putnam VT New Opportunities - Class IB                                         -31.75%       -7.21%       3.65%
Putnam VT New Value - Class IB                                                 -17.10%        0.75%       3.05%
Putnam VT Research - Class IB                                                  -23.59%         N/A       -3.14%
Putnam VT Utilities Growth and Income - Class IB                               -25.44%       -6.31%       2.92%
Putnam VT Vista - Class IB                                                     -31.83%       -5.90%      -1.89%
Putnam VT Voyager - Class IB                                                   -27.84%       -3.11%       6.45%
Franklin Growth and Income Securities - Class 2                                 -9.94%        3.18%       8.85%
Franklin Small Cap Value Securities - Class 2                                  -10.87%         N/A       -1.40%
Mutual Shares Securities - Class II                                            -13.38%        2.09%       4.62%
Templeton Developing Markets Securities - Class 2                               -1.92%       -7.14%     -11.21%
Templeton Foreign Securities - Class 2                                         -20.01%       -3.87%       5.75%
Oppenheimer Aggressive Growth - Service Class                                  -29.32%       -3.80%       4.59%
Oppenheimer Capital Appreciation - Service Class                               -28.39%        0.31%       8.02%
Oppenheimer Global Securities - Service Class                                  -23.75%        3.36%       9.75%
Oppenheimer High Income - Service Class                                         -4.39%       -1.90%       4.62%
Oppenheimer Main Street - Service Class                                        -20.42%       -5.11%       6.58%
Oppenheimer Main Street Small Cap - Service Class                              -17.42%         N/A       -2.68%
Oppenheimer Multiple Strategies - Service Class                                -12.17%        1.06%       5.98%
Oppenheimer Strategic Bond - Service Class                                       5.16%        2.06%       3.74%
STI Capital Appreciation                                                       -23.27%       -0.46%       7.56%
STI Growth and Income                                                          -22.00%         N/A       -8.06%
STI International Equity                                                       -20.03%       -6.47%      -2.92%
STI Investment Grade Bond                                                        5.50%        4.12%       4.30%
STI Mid-Cap Equity                                                             -29.72%       -4.44%       1.58%
STI Small Cap Value Equity                                                      -2.95%        1.32%       0.80%
STI Value Income Stock                                                         -18.46%       -2.48%       4.41%
Van Kampen LIT Emerging Growth - Class II                                      -33.85%        1.08%       6.90%
Van Kampen LIT Growth and Income - Class II                                    -16.25%        3.10%       5.62%
Van Kampen UIF Active International Allocation - Class II                      -19.43%         N/A      -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                  6.88%        2.28%       1.99%
Van Kampen UIF Small Company Growth - Class II                                   N/A           N/A         N/A
Van Kampen UIF U.S. Real Estate - Class II                                      -2.76%        2.25%       4.55%


(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.54%      N/A         -1.19%
Putnam VT Global Asset Allocation - Class IB                                  -14.25%    -2.65%         4.50%
Putnam VT Growth and Income - Class IB                                        -20.59%    -2.82%         6.33%
Putnam VT Health Sciences - Class IB                                          -21.91%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.68%     -3.23%         3.26%
Putnam VT Income - Class IB                                                    5.76%      3.64%         4.48%
Putnam VT International Equity - Class IB                                     -19.29%     0.29%         2.41%
Putnam VT Investors - Class IB                                                -25.37%      N/A         -9.01%
Putnam VT Money Market - Class IB                                             -0.80%      2.07%         2.17%
Putnam VT New Opportunities - Class IB                                        -31.89%    -7.39%         3.44%
Putnam VT New Value - Class IB                                                -17.27%     0.55%         2.84%
Putnam VT Research - Class IB                                                 -23.74%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.58%    -6.49%         2.71%
Putnam VT Vista - Class IB                                                    -31.97%    -6.08%        -2.09%
Putnam VT Voyager - Class IB                                                  -27.98%    -3.31%         6.24%
Franklin Growth and Income Securities - Class 2                               -10.12%     2.97%         8.63%
Franklin Small Cap Value Securities - Class 2                                 -11.05%      N/A         -1.60%
Mutual Shares Securities - Class II                                           -13.55%     1.88%         4.41%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.33%        -11.39%
Templeton Foreign Securities - Class 2                                        -20.17%    -4.06%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.46%    -3.99%         4.38%
Oppenheimer Capital Appreciation - Service Class                              -28.53%     0.11%         7.80%
Oppenheimer Global Securities - Service Class                                 -23.90%     3.15%         9.53%
Oppenheimer High Income - Service Class                                       -4.58%     -2.09%         4.41%
Oppenheimer Main Street - Service Class                                       -20.58%    -5.30%         6.36%
Oppenheimer Main Street Small Cap - Service Class                             -17.59%      N/A         -2.87%
Oppenheimer Multiple Strategies - Service Class                               -12.34%     0.86%         5.77%
Oppenheimer Strategic Bond - Service Class                                     4.95%      1.85%         3.53%
STI Capital Appreciation                                                      -23.43%    -0.66%         7.35%
STI Growth and Income                                                         -22.16%      N/A         -8.25%
STI International Equity                                                      -20.19%    -6.65%        -3.11%
STI Investment Grade Bond                                                      5.28%      3.92%         4.09%
STI Mid-Cap Equity                                                            -29.86%    -4.63%         1.38%
STI Small Cap Value Equity                                                    -3.14%      1.12%         0.60%
STI Value Income Stock                                                        -18.62%    -2.68%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -33.98%     0.88%         6.69%
Van Kampen LIT Growth and Income - Class II                                   -16.42%     2.90%         5.41%
Van Kampen UIF Active International Allocation - Class II                     -19.59%      N/A         -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                                6.67%      2.08%         1.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.96%      2.04%         4.34%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.59%      N/A         -1.24%
Putnam VT Global Asset Allocation - Class IB                                  -14.29%    -2.70%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.63%    -2.87%         6.28%
Putnam VT Health Sciences - Class IB                                          -21.95%      N/A         -3.46%
Putnam VT High Yield - Class IB                                               -2.73%     -3.28%         3.21%
Putnam VT Income - Class IB                                                    5.71%      3.59%         4.42%
Putnam VT International Equity - Class IB                                     -19.33%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -25.41%      N/A         -9.06%
Putnam VT Money Market - Class IB                                             -0.85%      2.02%         2.11%
Putnam VT New Opportunities - Class IB                                        -31.92%    -7.44%         3.39%
Putnam VT New Value - Class IB                                                -17.31%     0.50%         2.79%
Putnam VT Research - Class IB                                                 -23.78%      N/A         -3.39%
Putnam VT Utilities Growth and Income - Class IB                              -25.62%    -6.54%         2.66%
Putnam VT Vista - Class IB                                                    -32.00%    -6.13%        -2.13%
Putnam VT Voyager - Class IB                                                  -28.02%    -3.36%         6.18%
Franklin Growth and Income Securities - Class 2                               -10.16%     2.92%         8.58%
Franklin Small Cap Value Securities - Class 2                                 -11.10%      N/A         -1.65%
Mutual Shares Securities - Class II                                           -13.59%     1.83%         4.36%
Templeton Developing Markets Securities - Class 2                             -2.16%     -7.38%        -11.43%
Templeton Foreign Securities - Class 2                                        -20.21%    -4.11%         5.48%
Oppenheimer Aggressive Growth - Service Class                                 -29.50%    -4.04%         4.33%
Oppenheimer Capital Appreciation - Service Class                              -28.57%     0.06%         7.75%
Oppenheimer Global Securities - Service Class                                 -23.94%     3.10%         9.47%
Oppenheimer High Income - Service Class                                       -4.63%     -2.14%         4.36%
Oppenheimer Main Street - Service Class                                       -20.62%    -5.35%         6.31%
Oppenheimer Main Street Small Cap - Service Class                             -17.63%      N/A         -2.92%
Oppenheimer Multiple Strategies - Service Class                               -12.39%     0.81%         5.72%
Oppenheimer Strategic Bond - Service Class                                     4.90%      1.80%         3.48%
STI Capital Appreciation                                                      -23.47%    -0.71%         7.29%
STI Growth and Income                                                         -22.20%      N/A         -8.29%
STI International Equity                                                      -20.23%    -6.70%        -3.16%
STI Investment Grade Bond                                                      5.23%      3.86%         4.04%
STI Mid-Cap Equity                                                            -29.90%    -4.68%         1.33%
STI Small Cap Value Equity                                                    -3.19%      1.07%         0.55%
STI Value Income Stock                                                        -18.66%    -2.73%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -34.02%     0.83%         6.63%
Van Kampen LIT Growth and Income - Class II                                   -16.46%     2.85%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -19.63%      N/A         -13.40%
Van Kampen UIF Emerging Markets Debt - Class II                                6.62%      2.03%         1.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.01%      1.99%         4.29%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.63%      N/A         -1.29%
Putnam VT Global Asset Allocation - Class IB                                  -14.33%    -2.75%         4.39%
Putnam VT Growth and Income - Class IB                                        -20.66%    -2.92%         6.23%
Putnam VT Health Sciences - Class IB                                          -21.99%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.78%     -3.33%         3.16%
Putnam VT Income - Class IB                                                    5.65%      3.54%         4.37%
Putnam VT International Equity - Class IB                                     -19.37%     0.19%         2.30%
Putnam VT Investors - Class IB                                                -25.45%      N/A         -9.10%
Putnam VT Money Market - Class IB                                             -0.90%      1.97%         2.06%
Putnam VT New Opportunities - Class IB                                        -31.95%    -7.48%         3.34%
Putnam VT New Value - Class IB                                                -17.35%     0.45%         2.74%
Putnam VT Research - Class IB                                                 -23.82%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.66%    -6.59%         2.61%
Putnam VT Vista - Class IB                                                    -32.04%    -6.18%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.05%    -3.40%         6.13%
Franklin Growth and Income Securities - Class 2                               -10.21%     2.87%         8.53%
Franklin Small Cap Value Securities - Class 2                                 -11.14%      N/A         -1.70%
Mutual Shares Securities - Class II                                           -13.64%     1.78%         4.31%
Templeton Developing Markets Securities - Class 2                             -2.21%     -7.42%        -11.48%
Templeton Foreign Securities - Class 2                                        -20.25%    -4.16%         5.43%
Oppenheimer Aggressive Growth - Service Class                                 -29.53%    -4.08%         4.28%
Oppenheimer Capital Appreciation - Service Class                              -28.60%     0.01%         7.70%
Oppenheimer Global Securities - Service Class                                 -23.98%     3.05%         9.42%
Oppenheimer High Income - Service Class                                       -4.67%     -2.19%         4.30%
Oppenheimer Main Street - Service Class                                       -20.66%    -5.39%         6.26%
Oppenheimer Main Street Small Cap - Service Class                             -17.67%      N/A         -2.97%
Oppenheimer Multiple Strategies - Service Class                               -12.43%     0.76%         5.66%
Oppenheimer Strategic Bond - Service Class                                     4.85%      1.75%         3.43%
STI Capital Appreciation                                                      -23.51%    -0.76%         7.24%
STI Growth and Income                                                         -22.24%      N/A         -8.34%
STI International Equity                                                      -20.27%    -6.75%        -3.21%
STI Investment Grade Bond                                                      5.18%      3.81%         3.99%
STI Mid-Cap Equity                                                            -29.93%    -4.73%         1.28%
STI Small Cap Value Equity                                                    -3.24%      1.02%         0.50%
STI Value Income Stock                                                        -18.70%    -2.78%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     0.77%         6.58%
Van Kampen LIT Growth and Income - Class II                                   -16.51%     2.79%         5.30%
Van Kampen UIF Active International Allocation - Class II                     -19.67%      N/A         -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                                6.56%      1.98%         1.68%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.05%      1.94%         4.24%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.72%      N/A         -1.39%
Putnam VT Global Asset Allocation - Class IB                                  -14.42%    -2.85%         4.29%
Putnam VT Growth and Income - Class IB                                        -20.74%    -3.01%         6.12%
Putnam VT Health Sciences - Class IB                                          -22.07%      N/A         -3.60%
Putnam VT High Yield - Class IB                                               -2.88%     -3.42%         3.05%
Putnam VT Income - Class IB                                                    5.55%      3.43%         4.27%
Putnam VT International Equity - Class IB                                     -19.45%     0.09%         2.20%
Putnam VT Investors - Class IB                                                -25.52%      N/A         -9.19%
Putnam VT Money Market - Class IB                                             -1.00%      1.87%         1.96%
Putnam VT New Opportunities - Class IB                                        -32.02%    -7.58%         3.23%
Putnam VT New Value - Class IB                                                -17.43%     0.35%         2.64%
Putnam VT Research - Class IB                                                 -23.89%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.73%    -6.68%         2.51%
Putnam VT Vista - Class IB                                                    -32.11%    -6.27%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.13%    -3.50%         6.02%
Franklin Growth and Income Securities - Class 2                               -10.30%     2.77%         8.42%
Franklin Small Cap Value Securities - Class 2                                 -11.23%      N/A         -1.80%
Mutual Shares Securities - Class II                                           -13.72%     1.68%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.31%     -7.52%        -11.56%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.26%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.60%    -4.18%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -28.67%    -0.09%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.05%     2.94%         9.31%
Oppenheimer High Income - Service Class                                       -4.77%     -2.29%         4.20%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.49%         6.15%
Oppenheimer Main Street Small Cap - Service Class                             -17.75%      N/A         -3.06%
Oppenheimer Multiple Strategies - Service Class                               -12.52%     0.66%         5.56%
Oppenheimer Strategic Bond - Service Class                                     4.74%      1.65%         3.32%
STI Capital Appreciation                                                      -23.58%    -0.86%         7.13%
STI Growth and Income                                                         -22.31%      N/A         -8.43%
STI International Equity                                                      -20.35%    -6.84%        -3.31%
STI Investment Grade Bond                                                      5.07%      3.71%         3.89%
STI Mid-Cap Equity                                                            -30.00%    -4.82%         1.17%
STI Small Cap Value Equity                                                    -3.34%      0.92%         0.40%
STI Value Income Stock                                                        -18.79%    -2.87%         4.00%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     0.67%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -16.59%     2.69%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                6.46%      1.87%         1.58%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.15%      1.84%         4.13%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.77%      N/A         -1.44%
Putnam VT Global Asset Allocation - Class IB                                  -14.46%    -2.90%         4.24%
Putnam VT Growth and Income - Class IB                                        -20.78%    -3.06%         6.07%
Putnam VT Health Sciences - Class IB                                          -22.11%      N/A         -3.65%
Putnam VT High Yield - Class IB                                               -2.92%     -3.47%         3.00%
Putnam VT Income - Class IB                                                    5.50%      3.38%         4.22%
Putnam VT International Equity - Class IB                                     -19.50%     0.04%         2.15%
Putnam VT Investors - Class IB                                                -25.56%      N/A         -9.24%
Putnam VT Money Market - Class IB                                             -1.05%      1.82%         1.91%
Putnam VT New Opportunities - Class IB                                        -32.06%    -7.62%         3.18%
Putnam VT New Value - Class IB                                                -17.48%     0.30%         2.59%
Putnam VT Research - Class IB                                                 -23.93%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.77%    -6.73%         2.46%
Putnam VT Vista - Class IB                                                    -32.14%    -6.32%        -2.33%
Putnam VT Voyager - Class IB                                                  -28.16%    -3.55%         5.97%
Franklin Growth and Income Securities - Class 2                               -10.34%     2.71%         8.36%
Franklin Small Cap Value Securities - Class 2                                 -11.27%      N/A         -1.84%
Mutual Shares Securities - Class II                                           -13.77%     1.63%         4.15%
Templeton Developing Markets Securities - Class 2                             -2.36%     -7.56%        -11.61%
Templeton Foreign Securities - Class 2                                        -20.37%    -4.30%         5.28%
Oppenheimer Aggressive Growth - Service Class                                 -29.64%    -4.23%         4.12%
Oppenheimer Capital Appreciation - Service Class                              -28.71%    -0.14%         7.54%
Oppenheimer Global Securities - Service Class                                 -24.09%     2.89%         9.25%
Oppenheimer High Income - Service Class                                       -4.82%     -2.34%         4.15%
Oppenheimer Main Street - Service Class                                       -20.78%    -5.54%         6.10%
Oppenheimer Main Street Small Cap - Service Class                             -17.79%      N/A         -3.11%
Oppenheimer Multiple Strategies - Service Class                               -12.56%     0.61%         5.50%
Oppenheimer Strategic Bond - Service Class                                     4.69%      1.60%         3.27%
STI Capital Appreciation                                                      -23.62%    -0.91%         7.08%
STI Growth and Income                                                         -22.35%      N/A         -8.48%
STI International Equity                                                      -20.39%    -6.89%        -3.36%
STI Investment Grade Bond                                                      5.02%      3.66%         3.83%
STI Mid-Cap Equity                                                            -30.04%    -4.87%         1.12%
STI Small Cap Value Equity                                                    -3.39%      0.87%         0.35%
STI Value Income Stock                                                        -18.83%    -2.92%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -34.15%     0.62%         6.42%
Van Kampen LIT Growth and Income - Class II                                   -16.63%     2.64%         5.14%
Van Kampen UIF Active International Allocation - Class II                     -19.79%      N/A         -13.57%
Van Kampen UIF Emerging Markets Debt - Class II                                6.40%      1.82%         1.53%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.20%      1.79%         4.08%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.81%      N/A         -1.49%
Putnam VT Global Asset Allocation - Class IB                                  -14.50%    -2.95%         4.18%
Putnam VT Growth and Income - Class IB                                        -20.82%    -3.11%         6.01%
Putnam VT Health Sciences - Class IB                                          -22.15%      N/A         -3.70%
Putnam VT High Yield - Class IB                                               -2.97%     -3.52%         2.95%
Putnam VT Income - Class IB                                                    5.44%      3.33%         4.16%
Putnam VT International Equity - Class IB                                     -19.54%    -0.01%         2.10%
Putnam VT Investors - Class IB                                                -25.60%      N/A         -9.29%
Putnam VT Money Market - Class IB                                             -1.10%      1.77%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.09%    -7.67%         3.13%
Putnam VT New Value - Class IB                                                -17.52%     0.25%         2.53%
Putnam VT Research - Class IB                                                 -23.97%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.81%    -6.77%         2.41%
Putnam VT Vista - Class IB                                                    -32.17%    -6.37%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.20%    -3.60%         5.92%
Franklin Growth and Income Securities - Class 2                               -10.39%     2.66%         8.31%
Franklin Small Cap Value Securities - Class 2                                 -11.32%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.81%     1.58%         4.10%
Templeton Developing Markets Securities - Class 2                             -2.41%     -7.61%        -11.65%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.35%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -29.67%    -4.28%         4.07%
Oppenheimer Capital Appreciation - Service Class                              -28.75%    -0.19%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.13%     2.84%         9.20%
Oppenheimer High Income - Service Class                                       -4.86%     -2.39%         4.10%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.58%         6.05%
Oppenheimer Main Street Small Cap - Service Class                             -17.83%      N/A         -3.16%
Oppenheimer Multiple Strategies - Service Class                               -12.61%     0.56%         5.45%
Oppenheimer Strategic Bond - Service Class                                     4.64%      1.55%         3.22%
STI Capital Appreciation                                                      -23.66%    -0.96%         7.02%
STI Growth and Income                                                         -22.39%      N/A         -8.52%
STI International Equity                                                      -20.43%    -6.93%        -3.40%
STI Investment Grade Bond                                                      4.97%      3.61%         3.78%
STI Mid-Cap Equity                                                            -30.07%    -4.92%         1.07%
STI Small Cap Value Equity                                                    -3.43%      0.82%         0.30%
STI Value Income Stock                                                        -18.87%    -2.97%         3.89%
Van Kampen LIT Emerging Growth - Class II                                     -34.18%     0.57%         6.37%
Van Kampen LIT Growth and Income - Class II                                   -16.67%     2.59%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.62%
Van Kampen UIF Emerging Markets Debt - Class II                                6.35%      1.77%         1.48%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.25%      1.74%         4.03%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.86%      N/A         -1.54%
Putnam VT Global Asset Allocation - Class IB                                  -14.55%    -2.99%         4.13%
Putnam VT Growth and Income - Class IB                                        -20.86%    -3.16%         5.96%
Putnam VT Health Sciences - Class IB                                          -22.19%      N/A         -3.75%
Putnam VT High Yield - Class IB                                               -3.02%     -3.57%         2.90%
Putnam VT Income - Class IB                                                    5.39%      3.28%         4.11%
Putnam VT International Equity - Class IB                                     -19.58%    -0.06%         2.05%
Putnam VT Investors - Class IB                                                -25.64%      N/A         -9.33%
Putnam VT Money Market - Class IB                                             -1.15%      1.71%         1.81%
Putnam VT New Opportunities - Class IB                                        -32.12%    -7.71%         3.08%
Putnam VT New Value - Class IB                                                -17.56%     0.20%         2.48%
Putnam VT Research - Class IB                                                 -24.01%      N/A         -3.67%
Putnam VT Utilities Growth and Income - Class IB                              -25.85%    -6.82%         2.36%
Putnam VT Vista - Class IB                                                    -32.21%    -6.41%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.23%    -3.65%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.43%     2.61%         8.26%
Franklin Small Cap Value Securities - Class 2                                 -11.36%      N/A         -1.94%
Mutual Shares Securities - Class II                                           -13.85%     1.53%         4.04%
Templeton Developing Markets Securities - Class 2                             -2.46%     -7.65%        -11.70%
Templeton Foreign Securities - Class 2                                        -20.45%    -4.40%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -29.71%    -4.32%         4.02%
Oppenheimer Capital Appreciation - Service Class                              -28.78%    -0.24%         7.43%
Oppenheimer Global Securities - Service Class                                 -24.17%     2.79%         9.14%
Oppenheimer High Income - Service Class                                       -4.91%     -2.44%         4.04%
Oppenheimer Main Street - Service Class                                       -20.86%    -5.63%         5.99%
Oppenheimer Main Street Small Cap - Service Class                             -17.88%      N/A         -3.21%
Oppenheimer Multiple Strategies - Service Class                               -12.65%     0.51%         5.40%
Oppenheimer Strategic Bond - Service Class                                     4.58%      1.50%         3.17%
STI Capital Appreciation                                                      -23.70%    -1.01%         6.97%
STI Growth and Income                                                         -22.43%      N/A         -8.57%
STI International Equity                                                      -20.47%    -6.98%        -3.45%
STI Investment Grade Bond                                                      4.92%      3.55%         3.73%
STI Mid-Cap Equity                                                            -30.11%    -4.97%         1.02%
STI Small Cap Value Equity                                                    -3.48%      0.77%         0.25%
STI Value Income Stock                                                        -18.91%    -3.02%         3.84%
Van Kampen LIT Emerging Growth - Class II                                     -34.22%     0.52%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -16.71%     2.54%         5.04%
Van Kampen UIF Active International Allocation - Class II                     -19.87%      N/A         -13.66%
Van Kampen UIF Emerging Markets Debt - Class II                                6.30%      1.72%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.30%      1.69%         3.98%



 (With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.90%      N/A         -1.59%
Putnam VT Global Asset Allocation - Class IB                                  -14.59%    -3.04%         4.08%
Putnam VT Growth and Income - Class IB                                        -20.90%    -3.21%         5.91%
Putnam VT Health Sciences - Class IB                                          -22.23%      N/A         -3.79%
Putnam VT High Yield - Class IB                                               -3.07%     -3.62%         2.85%
Putnam VT Income - Class IB                                                    5.34%      3.23%         4.06%
Putnam VT International Equity - Class IB                                     -19.62%    -0.11%         2.00%
Putnam VT Investors - Class IB                                                -25.67%      N/A         -9.38%
Putnam VT Money Market - Class IB                                             -1.20%      1.66%         1.76%
Putnam VT New Opportunities - Class IB                                        -32.16%    -7.76%         3.03%
Putnam VT New Value - Class IB                                                -17.60%     0.15%         2.43%
Putnam VT Research - Class IB                                                 -24.04%      N/A         -3.72%
Putnam VT Utilities Growth and Income - Class IB                              -25.88%    -6.87%         2.30%
Putnam VT Vista - Class IB                                                    -32.24%    -6.46%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.27%    -3.69%         5.81%
Franklin Growth and Income Securities - Class 2                               -10.48%     2.56%         8.20%
Franklin Small Cap Value Securities - Class 2                                 -11.41%      N/A         -1.99%
Mutual Shares Securities - Class II                                           -13.90%     1.48%         3.99%
Templeton Developing Markets Securities - Class 2                             -2.51%     -7.70%        -11.74%
Templeton Foreign Securities - Class 2                                        -20.49%    -4.45%         5.12%
Oppenheimer Aggressive Growth - Service Class                                 -29.74%    -4.37%         3.96%
Oppenheimer Capital Appreciation - Service Class                              -28.82%    -0.29%         7.37%
Oppenheimer Global Securities - Service Class                                 -24.21%     2.74%         9.09%
Oppenheimer High Income - Service Class                                       -4.96%     -2.48%         3.99%
Oppenheimer Main Street - Service Class                                       -20.90%    -5.68%         5.94%
Oppenheimer Main Street Small Cap - Service Class                             -17.92%      N/A         -3.26%
Oppenheimer Multiple Strategies - Service Class                               -12.70%     0.46%         5.35%
Oppenheimer Strategic Bond - Service Class                                     4.53%      1.45%         3.12%
STI Capital Appreciation                                                      -23.73%    -1.06%         6.92%
STI Growth and Income                                                         -22.47%      N/A         -8.61%
STI International Equity                                                      -20.51%    -7.03%        -3.50%
STI Investment Grade Bond                                                      4.86%      3.50%         3.68%
STI Mid-Cap Equity                                                            -30.14%    -5.01%         0.97%
STI Small Cap Value Equity                                                    -3.53%      0.72%         0.20%
STI Value Income Stock                                                        -18.95%    -3.07%         3.79%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.47%         6.26%
Van Kampen LIT Growth and Income - Class II                                   -16.76%     2.49%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -19.91%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                6.24%      1.67%         1.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.35%      1.64%         3.93%



 (With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.99%      N/A         -1.68%
Putnam VT Global Asset Allocation - Class IB                                  -14.67%    -3.14%         3.98%
Putnam VT Growth and Income - Class IB                                        -20.98%    -3.31%         5.80%
Putnam VT Health Sciences - Class IB                                          -22.30%      N/A         -3.89%
Putnam VT High Yield - Class IB                                               -3.17%     -3.71%         2.75%
Putnam VT Income - Class IB                                                    5.23%      3.12%         3.96%
Putnam VT International Equity - Class IB                                     -19.70%    -0.21%         1.90%
Putnam VT Investors - Class IB                                                -25.75%      N/A         -9.47%
Putnam VT Money Market - Class IB                                             -1.30%      1.56%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.23%    -7.85%         2.93%
Putnam VT New Value - Class IB                                                -17.68%     0.05%         2.33%
Putnam VT Research - Class IB                                                 -24.12%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -25.96%    -6.96%         2.20%
Putnam VT Vista - Class IB                                                    -32.31%    -6.55%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.34%    -3.79%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.57%     2.46%         8.09%
Franklin Small Cap Value Securities - Class 2                                 -11.50%      N/A         -2.09%
Mutual Shares Securities - Class II                                           -13.98%     1.37%         3.89%
Templeton Developing Markets Securities - Class 2                             -2.60%     -7.79%        -11.83%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.54%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -29.82%    -4.47%         3.86%
Oppenheimer Capital Appreciation - Service Class                              -28.89%    -0.39%         7.27%
Oppenheimer Global Securities - Service Class                                 -24.28%     2.64%         8.98%
Oppenheimer High Income - Service Class                                       -5.05%     -2.58%         3.89%
Oppenheimer Main Street - Service Class                                       -20.97%    -5.77%         5.83%
Oppenheimer Main Street Small Cap - Service Class                             -18.00%      N/A         -3.36%
Oppenheimer Multiple Strategies - Service Class                               -12.78%     0.36%         5.24%
Oppenheimer Strategic Bond - Service Class                                     4.43%      1.35%         3.01%
STI Capital Appreciation                                                      -23.81%    -1.16%         6.81%
STI Growth and Income                                                         -22.55%      N/A         -8.71%
STI International Equity                                                      -20.59%    -7.12%        -3.60%
STI Investment Grade Bond                                                      4.76%      3.40%         3.57%
STI Mid-Cap Equity                                                            -30.21%    -5.11%         0.87%
STI Small Cap Value Equity                                                    -3.63%      0.62%         0.10%
STI Value Income Stock                                                        -19.03%    -3.16%         3.68%
Van Kampen LIT Emerging Growth - Class II                                     -34.31%     0.37%         6.15%
Van Kampen LIT Growth and Income - Class II                                   -16.84%     2.38%         4.88%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.79%
Van Kampen UIF Emerging Markets Debt - Class II                                6.14%      1.57%         1.28%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.44%      1.54%         3.82%





(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.04%      N/A         -1.73%
Putnam VT Global Asset Allocation - Class IB                                  -14.72%    -3.19%         3.92%
Putnam VT Growth and Income - Class IB                                        -21.02%    -3.35%         5.75%
Putnam VT Health Sciences - Class IB                                          -22.34%      N/A         -3.94%
Putnam VT High Yield - Class IB                                               -3.22%     -3.76%         2.69%
Putnam VT Income - Class IB                                                    5.18%      3.07%         3.90%
Putnam VT International Equity - Class IB                                     -19.74%    -0.26%         1.85%
Putnam VT Investors - Class IB                                                -25.78%      N/A         -9.51%
Putnam VT Money Market - Class IB                                             -1.35%      1.51%         1.60%
Putnam VT New Opportunities - Class IB                                        -32.26%    -7.90%         2.87%
Putnam VT New Value - Class IB                                                -17.72%     0.00%         2.28%
Putnam VT Research - Class IB                                                 -24.16%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -25.99%    -7.01%         2.15%
Putnam VT Vista - Class IB                                                    -32.34%    -6.60%        -2.62%
Putnam VT Voyager - Class IB                                                  -28.38%    -3.84%         5.65%
Franklin Growth and Income Securities - Class 2                               -10.61%     2.41%         8.04%
Franklin Small Cap Value Securities - Class 2                                 -11.54%      N/A         -2.14%
Mutual Shares Securities - Class II                                           -14.02%     1.32%         3.84%
Templeton Developing Markets Securities - Class 2                             -2.65%     -7.84%        -11.87%
Templeton Foreign Securities - Class 2                                        -20.61%    -4.59%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -29.85%    -4.52%         3.81%
Oppenheimer Capital Appreciation - Service Class                              -28.92%    -0.44%         7.21%
Oppenheimer Global Securities - Service Class                                 -24.32%     2.58%         8.93%
Oppenheimer High Income - Service Class                                       -5.10%     -2.63%         3.84%
Oppenheimer Main Street - Service Class                                       -21.01%    -5.82%         5.78%
Oppenheimer Main Street Small Cap - Service Class                             -18.04%      N/A         -3.40%
Oppenheimer Multiple Strategies - Service Class                               -12.83%     0.31%         5.19%
Oppenheimer Strategic Bond - Service Class                                     4.38%      1.30%         2.96%
STI Capital Appreciation                                                      -23.85%    -1.20%         6.76%
STI Growth and Income                                                         -22.59%      N/A         -8.75%
STI International Equity                                                      -20.63%    -7.17%        -3.65%
STI Investment Grade Bond                                                      4.71%      3.35%         3.52%
STI Mid-Cap Equity                                                            -30.25%    -5.16%         0.82%
STI Small Cap Value Equity                                                    -3.68%      0.57%         0.05%
STI Value Income Stock                                                        -19.07%    -3.21%         3.63%
Van Kampen LIT Emerging Growth - Class II                                     -34.35%     0.32%         6.10%
Van Kampen LIT Growth and Income - Class II                                   -16.88%     2.33%         4.83%
Van Kampen UIF Active International Allocation - Class II                     -20.03%      N/A         -13.83%
Van Kampen UIF Emerging Markets Debt - Class II                                6.09%      1.52%         1.23%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.49%      1.48%         3.77%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.17%      N/A         -1.88%
Putnam VT Global Asset Allocation - Class IB                                  -14.84%    -3.33%         3.77%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.50%         5.59%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -4.08%
Putnam VT High Yield - Class IB                                               -3.36%     -3.91%         2.54%
Putnam VT Income - Class IB                                                    5.02%      2.92%         3.75%
Putnam VT International Equity - Class IB                                     -19.86%    -0.41%         1.69%
Putnam VT Investors - Class IB                                                -25.90%      N/A         -9.65%
Putnam VT Money Market - Class IB                                             -1.49%      1.36%         1.45%
Putnam VT New Opportunities - Class IB                                        -32.36%    -8.04%         2.72%
Putnam VT New Value - Class IB                                                -17.85%    -0.15%         2.13%
Putnam VT Research - Class IB                                                 -24.27%      N/A         -4.01%
Putnam VT Utilities Growth and Income - Class IB                              -26.10%    -7.15%         2.00%
Putnam VT Vista - Class IB                                                    -32.45%    -6.74%        -2.77%
Putnam VT Voyager - Class IB                                                  -28.48%    -3.98%         5.50%
Franklin Growth and Income Securities - Class 2                               -10.75%     2.25%         7.88%
Franklin Small Cap Value Securities - Class 2                                 -11.67%      N/A         -2.28%
Mutual Shares Securities - Class II                                           -14.15%     1.17%         3.68%
Templeton Developing Markets Securities - Class 2                             -2.80%     -7.98%        -12.01%
Templeton Foreign Securities - Class 2                                        -20.73%    -4.73%         4.81%
Oppenheimer Aggressive Growth - Service Class                                 -29.96%    -4.66%         3.65%
Oppenheimer Capital Appreciation - Service Class                              -29.03%    -0.59%         7.05%
Oppenheimer Global Securities - Service Class                                 -24.43%     2.43%         8.76%
Oppenheimer High Income - Service Class                                       -5.24%     -2.78%         3.68%
Oppenheimer Main Street - Service Class                                       -21.13%    -5.96%         5.62%
Oppenheimer Main Street Small Cap - Service Class                             -18.16%      N/A         -3.55%
Oppenheimer Multiple Strategies - Service Class                               -12.96%     0.16%         5.03%
Oppenheimer Strategic Bond - Service Class                                     4.22%      1.14%         2.81%
STI Capital Appreciation                                                      -23.96%    -1.35%         6.60%
STI Growth and Income                                                         -22.70%      N/A         -8.89%
STI International Equity                                                      -20.75%    -7.30%        -3.79%
STI Investment Grade Bond                                                      4.55%      3.19%         3.37%
STI Mid-Cap Equity                                                            -30.35%    -5.30%         0.67%
STI Small Cap Value Equity                                                    -3.82%      0.41%        -0.10%
STI Value Income Stock                                                        -19.19%    -3.36%         3.48%
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     0.17%         5.94%
Van Kampen LIT Growth and Income - Class II                                   -17.01%     2.18%         4.67%
Van Kampen UIF Active International Allocation - Class II                     -20.15%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                5.93%      1.37%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.63%      1.33%         3.62%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                          -10.76%      N/A         -1.41%
Putnam VT Global Asset Allocation - Class IB                                   -14.47%    -2.83%         4.44%
Putnam VT Growth and Income - Class IB                                         -20.83%    -2.99%         6.30%
Putnam VT Health Sciences - Class IB                                           -22.16%      N/A         -3.61%
Putnam VT High Yield - Class IB                                                -2.89%     -3.47%         3.17%
Putnam VT Income - Class IB                                                     5.57%      3.47%         4.36%
Putnam VT International Equity - Class IB                                      -19.53%     0.18%         2.32%
Putnam VT Investors - Class IB                                                 -25.62%      N/A         -9.23%
Putnam VT Money Market - Class IB                                              -1.00%      1.90%         2.00%
Putnam VT New Opportunities - Class IB                                         -32.15%    -7.54%         3.41%
Putnam VT New Value - Class IB                                                 -17.50%     0.38%         2.72%
Putnam VT Research - Class IB                                                  -23.99%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                               -25.84%    -6.68%         2.65%
Putnam VT Vista - Class IB                                                     -32.23%    -6.22%        -2.18%
Putnam VT Voyager - Class IB                                                   -28.24%    -3.43%         6.23%
Franklin Growth and Income Securities - Class 2                               -10.34%     2.82%         8.60%
Franklin Small Cap Value Securities - Class 2                                 -11.27%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.78%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -2.32%     -7.62%        -11.87%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.24%         5.52%
Oppenheimer Aggressive Growth - Service Class                                 -29.72%    -4.11%         4.35%
Oppenheimer Capital Appreciation - Service Class                              -28.79%     0.01%         7.78%
Oppenheimer Global Securities - Service Class                                 -24.15%     3.06%         9.54%
Oppenheimer High Income - Service Class                                       -4.79%     -2.31%         4.34%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.49%         6.33%
Oppenheimer Main Street Small Cap - Service Class                             -17.82%      N/A         -3.08%
Oppenheimer Multiple Strategies - Service Class                               -12.57%     0.70%         5.70%
Oppenheimer Strategic Bond - Service Class                                     4.76%      1.66%         3.38%
STI Capital Appreciation                                                      -23.67%    -0.79%         7.28%
STI Growth and Income                                                         -22.40%      N/A         -8.46%
STI International Equity                                                      -20.43%    -6.86%        -3.32%
STI Investment Grade Bond                                                      5.10%      3.75%         3.90%
STI Mid-Cap Equity                                                            -30.12%    -4.81%         1.24%
STI Small Cap Value Equity                                                    -3.35%      0.89%         0.29%
STI Value Income Stock                                                        -18.86%    -2.87%         4.09%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.82%         6.65%
Van Kampen LIT Growth and Income - Class II                                   -16.65%     2.78%         5.26%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                                6.48%      1.83%         1.51%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.16%      1.83%         4.18%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.94%      N/A         -1.61%
Putnam VT Global Asset Allocation - Class IB                                  -14.65%    -3.02%         4.23%
Putnam VT Growth and Income - Class IB                                        -20.99%    -3.19%         6.09%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.80%
Putnam VT High Yield - Class IB                                               -3.08%     -3.67%         2.96%
Putnam VT Income - Class IB                                                    5.36%      3.26%         4.14%
Putnam VT International Equity - Class IB                                     -19.69%    -0.02%         2.12%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.41%
Putnam VT Money Market - Class IB                                             -1.20%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.72%         3.20%
Putnam VT New Value - Class IB                                                -17.67%     0.18%         2.51%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -25.98%    -6.87%         2.44%
Putnam VT Vista - Class IB                                                    -32.37%    -6.41%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.38%    -3.62%         6.01%
Franklin Growth and Income Securities - Class 2                               -10.52%     2.61%         8.38%
Franklin Small Cap Value Securities - Class 2                                 -11.45%      N/A         -2.08%
Mutual Shares Securities - Class II                                           -13.95%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.81%        -12.05%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.43%         5.31%
Oppenheimer Aggressive Growth - Service Class                                 -29.86%    -4.30%         4.14%
Oppenheimer Capital Appreciation - Service Class                              -28.93%    -0.20%         7.57%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.86%         9.32%
Oppenheimer High Income - Service Class                                       -4.98%     -2.51%         4.13%
Oppenheimer Main Street - Service Class                                       -20.98%    -5.69%         6.12%
Oppenheimer Main Street Small Cap - Service Class                             -17.99%      N/A         -3.27%
Oppenheimer Multiple Strategies - Service Class                               -12.74%     0.50%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.55%      1.46%         3.17%
STI Capital Appreciation                                                      -23.83%    -0.99%         7.07%
STI Growth and Income                                                         -22.56%      N/A         -8.65%
STI International Equity                                                      -20.59%    -7.05%        -3.52%
STI Investment Grade Bond                                                      4.88%      3.54%         3.69%
STI Mid-Cap Equity                                                            -30.26%    -5.01%         1.04%
STI Small Cap Value Equity                                                    -3.54%      0.68%         0.09%
STI Value Income Stock                                                        -19.02%    -3.06%         3.88%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.62%         6.44%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     2.57%         5.05%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.86%
Van Kampen UIF Emerging Markets Debt - Class II                                6.27%      1.63%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.63%         3.97%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.99%      N/A         -1.66%
Putnam VT Global Asset Allocation - Class IB                                  -14.69%    -3.07%         4.17%
Putnam VT Growth and Income - Class IB                                        -21.03%    -3.24%         6.03%
Putnam VT Health Sciences - Class IB                                          -22.35%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.72%         2.90%
Putnam VT Income - Class IB                                                    5.31%      3.21%         4.09%
Putnam VT International Equity - Class IB                                     -19.73%    -0.07%         2.06%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.46%
Putnam VT Money Market - Class IB                                             -1.25%      1.64%         1.74%
Putnam VT New Opportunities - Class IB                                        -32.32%    -7.77%         3.15%
Putnam VT New Value - Class IB                                                -17.71%     0.13%         2.46%
Putnam VT Research - Class IB                                                 -24.18%      N/A         -3.77%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -6.92%         2.39%
Putnam VT Vista - Class IB                                                    -32.40%    -6.46%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.42%    -3.67%         5.96%
Franklin Growth and Income Securities - Class 2                               -10.56%     2.56%         8.32%
Franklin Small Cap Value Securities - Class 2                                 -11.50%      N/A         -2.13%
Mutual Shares Securities - Class II                                           -13.99%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -2.56%     -7.85%        -12.10%
Templeton Foreign Securities - Class 2                                        -20.61%    -4.48%         5.26%
Oppenheimer Aggressive Growth - Service Class                                 -29.90%    -4.35%         4.09%
Oppenheimer Capital Appreciation - Service Class                              -28.97%    -0.25%         7.51%
Oppenheimer Global Securities - Service Class                                 -24.34%     2.80%         9.27%
Oppenheimer High Income - Service Class                                       -5.03%     -2.56%         4.07%
Oppenheimer Main Street - Service Class                                       -21.02%    -5.73%         6.06%
Oppenheimer Main Street Small Cap - Service Class                             -18.03%      N/A         -3.32%
Oppenheimer Multiple Strategies - Service Class                               -12.79%     0.45%         5.44%
Oppenheimer Strategic Bond - Service Class                                     4.50%      1.41%         3.11%
STI Capital Appreciation                                                      -23.87%    -1.04%         7.01%
STI Growth and Income                                                         -22.60%      N/A         -8.69%
STI International Equity                                                      -20.63%    -7.09%        -3.57%
STI Investment Grade Bond                                                      4.83%      3.49%         3.64%
STI Mid-Cap Equity                                                            -30.30%    -5.05%         0.99%
STI Small Cap Value Equity                                                    -3.59%      0.63%         0.04%
STI Value Income Stock                                                        -19.06%    -3.11%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -34.42%     0.57%         6.39%
Van Kampen LIT Growth and Income - Class II                                   -16.86%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -20.03%      N/A         -13.90%
Van Kampen UIF Emerging Markets Debt - Class II                                6.22%      1.58%         1.25%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.58%         3.91%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.03%      N/A         -1.71%
Putnam VT Global Asset Allocation - Class IB                                  -14.73%    -3.12%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.29%         5.98%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.90%
Putnam VT High Yield - Class IB                                               -3.18%     -3.77%         2.85%
Putnam VT Income - Class IB                                                    5.25%      3.15%         4.04%
Putnam VT International Equity - Class IB                                     -19.77%    -0.12%         2.01%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.51%
Putnam VT Money Market - Class IB                                             -1.30%      1.59%         1.69%
Putnam VT New Opportunities - Class IB                                        -32.35%    -7.82%         3.10%
Putnam VT New Value - Class IB                                                -17.75%     0.08%         2.41%
Putnam VT Research - Class IB                                                 -24.22%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.97%         2.33%
Putnam VT Vista - Class IB                                                    -32.44%    -6.51%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.45%    -3.72%         5.90%
Franklin Growth and Income Securities - Class 2                               -10.61%     2.51%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -11.54%      N/A         -2.18%
Mutual Shares Securities - Class II                                           -14.04%     1.41%         3.92%
Templeton Developing Markets Securities - Class 2                             -2.61%     -7.90%        -12.14%
Templeton Foreign Securities - Class 2                                        -20.65%    -4.53%         5.21%
Oppenheimer Aggressive Growth - Service Class                                 -29.93%    -4.40%         4.04%
Oppenheimer Capital Appreciation - Service Class                              -29.00%    -0.30%         7.46%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.75%         9.21%
Oppenheimer High Income - Service Class                                       -5.07%     -2.61%         4.02%
Oppenheimer Main Street - Service Class                                       -21.06%    -5.78%         6.01%
Oppenheimer Main Street Small Cap - Service Class                             -18.07%      N/A         -3.37%
Oppenheimer Multiple Strategies - Service Class                               -12.83%     0.40%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.45%      1.35%         3.06%
STI Capital Appreciation                                                      -23.91%    -1.09%         6.96%
STI Growth and Income                                                         -22.64%      N/A         -8.74%
STI International Equity                                                      -20.67%    -7.14%        -3.62%
STI Investment Grade Bond                                                      4.78%      3.43%         3.59%
STI Mid-Cap Equity                                                            -30.33%    -5.10%         0.93%
STI Small Cap Value Equity                                                    -3.64%      0.58%        -0.01%
STI Value Income Stock                                                        -19.10%    -3.16%         3.78%
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     0.52%         6.33%
Van Kampen LIT Growth and Income - Class II                                   -16.91%     2.47%         4.94%
Van Kampen UIF Active International Allocation - Class II                     -20.07%      N/A         -13.95%
Van Kampen UIF Emerging Markets Debt - Class II                                6.16%      1.53%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.45%      1.52%         3.86%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.12%      N/A         -1.81%
Putnam VT Global Asset Allocation - Class IB                                  -14.82%    -3.22%         4.01%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.38%         5.87%
Putnam VT Health Sciences - Class IB                                          -22.47%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.87%         2.75%
Putnam VT Income - Class IB                                                    5.15%      3.05%         3.93%
Putnam VT International Equity - Class IB                                     -19.85%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.60%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.42%    -7.91%         2.99%
Putnam VT New Value - Class IB                                                -17.83%    -0.02%         2.30%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.06%         2.23%
Putnam VT Vista - Class IB                                                    -32.51%    -6.60%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.82%         5.80%
Franklin Growth and Income Securities - Class 2                               -10.70%     2.41%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -11.63%      N/A         -2.28%
Mutual Shares Securities - Class II                                           -14.12%     1.31%         3.82%
Templeton Developing Markets Securities - Class 2                             -2.71%     -7.99%        -12.23%
Templeton Foreign Securities - Class 2                                        -20.73%    -4.62%         5.10%
Oppenheimer Aggressive Growth - Service Class                                 -30.00%    -4.50%         3.93%
Oppenheimer Capital Appreciation - Service Class                              -29.07%    -0.40%         7.35%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.65%         9.10%
Oppenheimer High Income - Service Class                                       -5.17%     -2.70%         3.91%
Oppenheimer Main Street - Service Class                                       -21.14%    -5.88%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -18.15%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.92%     0.30%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.34%      1.25%         2.96%
STI Capital Appreciation                                                      -23.98%    -1.19%         6.85%
STI Growth and Income                                                         -22.71%      N/A         -8.83%
STI International Equity                                                      -20.75%    -7.24%        -3.71%
STI Investment Grade Bond                                                      4.67%      3.33%         3.48%
STI Mid-Cap Equity                                                            -30.40%    -5.20%         0.83%
STI Small Cap Value Equity                                                    -3.74%      0.48%        -0.11%
STI Value Income Stock                                                        -19.19%    -3.26%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     0.42%         6.23%
Van Kampen LIT Growth and Income - Class II                                   -16.99%     2.37%         4.84%
Van Kampen UIF Active International Allocation - Class II                     -20.15%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                6.06%      1.42%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.55%      1.42%         3.76%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.17%      N/A         -1.86%
Putnam VT Global Asset Allocation - Class IB                                  -14.86%    -3.27%         3.96%
Putnam VT Growth and Income - Class IB                                        -21.18%    -3.43%         5.82%
Putnam VT Health Sciences - Class IB                                          -22.51%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -3.32%     -3.91%         2.70%
Putnam VT Income - Class IB                                                    5.10%      3.00%         3.88%
Putnam VT International Equity - Class IB                                     -19.90%    -0.27%         1.86%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.64%
Putnam VT Money Market - Class IB                                             -1.45%      1.43%         1.54%
Putnam VT New Opportunities - Class IB                                        -32.46%    -7.96%         2.94%
Putnam VT New Value - Class IB                                                -17.88%    -0.07%         2.25%
Putnam VT Research - Class IB                                                 -24.33%      N/A         -3.97%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.11%         2.18%
Putnam VT Vista - Class IB                                                    -32.54%    -6.65%        -2.62%
Putnam VT Voyager - Class IB                                                  -28.56%    -3.86%         5.74%
Franklin Growth and Income Securities - Class 2                               -10.74%     2.36%         8.10%
Franklin Small Cap Value Securities - Class 2                                 -11.67%      N/A         -2.33%
Mutual Shares Securities - Class II                                           -14.17%     1.26%         3.77%
Templeton Developing Markets Securities - Class 2                             -2.76%     -8.04%        -12.28%
Templeton Foreign Securities - Class 2                                        -20.77%    -4.67%         5.05%
Oppenheimer Aggressive Growth - Service Class                                 -30.04%    -4.55%         3.88%
Oppenheimer Capital Appreciation - Service Class                              -29.11%    -0.45%         7.30%
Oppenheimer Global Securities - Service Class                                 -24.49%     2.60%         9.05%
Oppenheimer High Income - Service Class                                       -5.22%     -2.75%         3.86%
Oppenheimer Main Street - Service Class                                       -21.18%    -5.92%         5.85%
Oppenheimer Main Street Small Cap - Service Class                             -18.19%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -12.96%     0.24%         5.22%
Oppenheimer Strategic Bond - Service Class                                     4.29%      1.20%         2.90%
STI Capital Appreciation                                                      -24.02%    -1.24%         6.80%
STI Growth and Income                                                         -22.75%      N/A         -8.88%
STI International Equity                                                      -20.79%    -7.28%        -3.76%
STI Investment Grade Bond                                                      4.62%      3.28%         3.43%
STI Mid-Cap Equity                                                            -30.44%    -5.25%         0.78%
STI Small Cap Value Equity                                                    -3.79%      0.43%        -0.16%
STI Value Income Stock                                                        -19.23%    -3.31%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -34.55%     0.37%         6.17%
Van Kampen LIT Growth and Income - Class II                                   -17.03%     2.32%         4.78%
Van Kampen UIF Active International Allocation - Class II                     -20.19%      N/A         -14.08%
Van Kampen UIF Emerging Markets Debt - Class II                                6.00%      1.37%         1.05%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.60%      1.37%         3.70%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.21%      N/A         -1.91%
Putnam VT Global Asset Allocation - Class IB                                  -14.90%    -3.32%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.22%    -3.48%         5.77%
Putnam VT Health Sciences - Class IB                                          -22.55%      N/A         -4.09%
Putnam VT High Yield - Class IB                                               -3.37%     -3.96%         2.64%
Putnam VT Income - Class IB                                                    5.04%      2.95%         3.83%
Putnam VT International Equity - Class IB                                     -19.94%    -0.32%         1.81%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.69%
Putnam VT Money Market - Class IB                                             -1.50%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -32.49%    -8.00%         2.89%
Putnam VT New Value - Class IB                                                -17.92%    -0.12%         2.20%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -4.02%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.16%         2.13%
Putnam VT Vista - Class IB                                                    -32.57%    -6.70%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.91%         5.69%
Franklin Growth and Income Securities - Class 2                               -10.79%     2.30%         8.05%
Franklin Small Cap Value Securities - Class 2                                 -11.72%      N/A         -2.38%
Mutual Shares Securities - Class II                                           -14.21%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -2.81%     -8.09%        -12.32%
Templeton Foreign Securities - Class 2                                        -20.81%    -4.72%         4.99%
Oppenheimer Aggressive Growth - Service Class                                 -30.07%    -4.59%         3.83%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.50%         7.24%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.55%         8.99%
Oppenheimer High Income - Service Class                                       -5.26%     -2.80%         3.81%
Oppenheimer Main Street - Service Class                                       -21.22%    -5.97%         5.80%
Oppenheimer Main Street Small Cap - Service Class                             -18.23%      N/A         -3.57%
Oppenheimer Multiple Strategies - Service Class                               -13.01%     0.19%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.24%      1.15%         2.85%
STI Capital Appreciation                                                      -24.06%    -1.29%         6.74%
STI Growth and Income                                                         -22.79%      N/A         -8.92%
STI International Equity                                                      -20.83%    -7.33%        -3.81%
STI Investment Grade Bond                                                      4.57%      3.22%         3.38%
STI Mid-Cap Equity                                                            -30.47%    -5.29%         0.73%
STI Small Cap Value Equity                                                    -3.83%      0.38%        -0.21%
STI Value Income Stock                                                        -19.27%    -3.36%         3.57%
Van Kampen LIT Emerging Growth - Class II                                     -34.58%     0.32%         6.12%
Van Kampen LIT Growth and Income - Class II                                   -17.07%     2.26%         4.73%
Van Kampen UIF Active International Allocation - Class II                     -20.23%      N/A         -14.12%
Van Kampen UIF Emerging Markets Debt - Class II                                5.95%      1.32%         1.00%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.65%      1.32%         3.65%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.26%      N/A         -1.96%
Putnam VT Global Asset Allocation - Class IB                                  -14.95%    -3.37%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.26%    -3.53%         5.71%
Putnam VT Health Sciences - Class IB                                          -22.59%      N/A         -4.14%
Putnam VT High Yield - Class IB                                               -3.42%     -4.01%         2.59%
Putnam VT Income - Class IB                                                    4.99%      2.89%         3.78%
Putnam VT International Equity - Class IB                                     -19.98%    -0.37%         1.76%
Putnam VT Investors - Class IB                                                -26.04%      N/A         -9.74%
Putnam VT Money Market - Class IB                                             -1.55%      1.33%         1.43%
Putnam VT New Opportunities - Class IB                                        -32.52%    -8.05%         2.84%
Putnam VT New Value - Class IB                                                -17.96%    -0.17%         2.15%
Putnam VT Research - Class IB                                                 -24.41%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.25%    -7.20%         2.07%
Putnam VT Vista - Class IB                                                    -32.61%    -6.74%        -2.72%
Putnam VT Voyager - Class IB                                                  -28.63%    -3.96%         5.64%
Franklin Growth and Income Securities - Class 2                               -10.83%     2.25%         7.99%
Franklin Small Cap Value Securities - Class 2                                 -11.76%      N/A         -2.43%
Mutual Shares Securities - Class II                                           -14.25%     1.16%         3.66%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.13%        -12.37%
Templeton Foreign Securities - Class 2                                        -20.85%    -4.77%         4.94%
Oppenheimer Aggressive Growth - Service Class                                 -30.11%    -4.64%         3.77%
Oppenheimer Capital Appreciation - Service Class                              -29.18%    -0.55%         7.19%
Oppenheimer Global Securities - Service Class                                 -24.57%     2.49%         8.94%
Oppenheimer High Income - Service Class                                       -5.31%     -2.85%         3.76%
Oppenheimer Main Street - Service Class                                       -21.26%    -6.02%         5.74%
Oppenheimer Main Street Small Cap - Service Class                             -18.28%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.05%     0.14%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.18%      1.10%         2.80%
STI Capital Appreciation                                                      -24.10%    -1.34%         6.69%
STI Growth and Income                                                         -22.83%      N/A         -8.97%
STI International Equity                                                      -20.87%    -7.38%        -3.86%
STI Investment Grade Bond                                                      4.52%      3.17%         3.32%
STI Mid-Cap Equity                                                            -30.51%    -5.34%         0.68%
STI Small Cap Value Equity                                                    -3.88%      0.33%        -0.26%
STI Value Income Stock                                                        -19.31%    -3.40%         3.51%
Van Kampen LIT Emerging Growth - Class II                                     -34.62%     0.27%         6.07%
Van Kampen LIT Growth and Income - Class II                                   -17.11%     2.21%         4.68%
Van Kampen UIF Active International Allocation - Class II                     -20.27%      N/A         -14.16%
Van Kampen UIF Emerging Markets Debt - Class II                                5.90%      1.27%         0.94%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.27%         3.60%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.30%      N/A         -2.01%
Putnam VT Global Asset Allocation - Class IB                                  -14.99%    -3.42%         3.80%
Putnam VT Growth and Income - Class IB                                        -21.30%    -3.58%         5.66%
Putnam VT Health Sciences - Class IB                                          -22.63%      N/A         -4.19%
Putnam VT High Yield - Class IB                                               -3.47%     -4.06%         2.54%
Putnam VT Income - Class IB                                                    4.94%      2.84%         3.72%
Putnam VT International Equity - Class IB                                     -20.02%    -0.42%         1.70%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.78%
Putnam VT Money Market - Class IB                                             -1.60%      1.28%         1.38%
Putnam VT New Opportunities - Class IB                                        -32.56%    -8.10%         2.78%
Putnam VT New Value - Class IB                                                -18.00%    -0.22%         2.10%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.11%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.25%         2.02%
Putnam VT Vista - Class IB                                                    -32.64%    -6.79%        -2.77%
Putnam VT Voyager - Class IB                                                  -28.67%    -4.01%         5.58%
Franklin Growth and Income Securities - Class 2                               -10.88%     2.20%         7.94%
Franklin Small Cap Value Securities - Class 2                                 -11.81%      N/A         -2.48%
Mutual Shares Securities - Class II                                           -14.30%     1.11%         3.61%
Templeton Developing Markets Securities - Class 2                             -2.91%     -8.18%        -12.41%
Templeton Foreign Securities - Class 2                                        -20.89%    -4.82%         4.89%
Oppenheimer Aggressive Growth - Service Class                                 -30.14%    -4.69%         3.72%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.60%         7.13%
Oppenheimer Global Securities - Service Class                                 -24.61%     2.44%         8.88%
Oppenheimer High Income - Service Class                                       -5.36%     -2.90%         3.70%
Oppenheimer Main Street - Service Class                                       -21.30%    -6.07%         5.69%
Oppenheimer Main Street Small Cap - Service Class                             -18.32%      N/A         -3.66%
Oppenheimer Multiple Strategies - Service Class                               -13.10%     0.09%         5.06%
Oppenheimer Strategic Bond - Service Class                                     4.13%      1.05%         2.75%
STI Capital Appreciation                                                      -24.13%    -1.39%         6.64%
STI Growth and Income                                                         -22.87%      N/A         -9.01%
STI International Equity                                                      -20.91%    -7.42%        -3.91%
STI Investment Grade Bond                                                      4.46%      3.12%         3.27%
STI Mid-Cap Equity                                                            -30.54%    -5.39%         0.63%
STI Small Cap Value Equity                                                    -3.93%      0.28%        -0.31%
STI Value Income Stock                                                        -19.35%    -3.45%         3.46%
Van Kampen LIT Emerging Growth - Class II                                     -34.65%     0.22%         6.01%
Van Kampen LIT Growth and Income - Class II                                   -17.16%     2.16%         4.62%
Van Kampen UIF Active International Allocation - Class II                     -20.31%      N/A         -14.21%
Van Kampen UIF Emerging Markets Debt - Class II                                5.84%      1.22%         0.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.75%      1.22%         3.55%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.39%      N/A         -2.11%
Putnam VT Global Asset Allocation - Class IB                                  -15.07%    -3.51%         3.70%
Putnam VT Growth and Income - Class IB                                        -21.38%    -3.68%         5.55%
Putnam VT Health Sciences - Class IB                                          -22.70%      N/A         -4.29%
Putnam VT High Yield - Class IB                                               -3.57%     -4.16%         2.43%
Putnam VT Income - Class IB                                                    4.83%      2.74%         3.62%
Putnam VT International Equity - Class IB                                     -20.10%    -0.52%         1.60%
Putnam VT Investors - Class IB                                                -26.15%      N/A         -9.87%
Putnam VT Money Market - Class IB                                             -1.70%      1.18%         1.28%
Putnam VT New Opportunities - Class IB                                        -32.63%    -8.19%         2.68%
Putnam VT New Value - Class IB                                                -18.08%    -0.33%         1.99%
Putnam VT Research - Class IB                                                 -24.52%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -26.36%    -7.34%         1.92%
Putnam VT Vista - Class IB                                                    -32.71%    -6.88%        -2.87%
Putnam VT Voyager - Class IB                                                  -28.74%    -4.11%         5.48%
Franklin Growth and Income Securities - Class 2                               -10.97%     2.10%         7.83%
Franklin Small Cap Value Securities - Class 2                                 -11.90%      N/A         -2.58%
Mutual Shares Securities - Class II                                           -14.38%     1.00%         3.50%
Templeton Developing Markets Securities - Class 2                             -3.00%     -8.27%        -12.51%
Templeton Foreign Securities - Class 2                                        -20.97%    -4.91%         4.78%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.79%         3.62%
Oppenheimer Capital Appreciation - Service Class                              -29.29%    -0.70%         7.02%
Oppenheimer Global Securities - Service Class                                 -24.68%     2.34%         8.77%
Oppenheimer High Income - Service Class                                       -5.45%     -3.00%         3.60%
Oppenheimer Main Street - Service Class                                       -21.37%    -6.16%         5.58%
Oppenheimer Main Street Small Cap - Service Class                             -18.40%      N/A         -3.76%
Oppenheimer Multiple Strategies - Service Class                               -13.18%    -0.01%         4.96%
Oppenheimer Strategic Bond - Service Class                                     4.03%      0.95%         2.64%
STI Capital Appreciation                                                      -24.21%    -1.49%         6.53%
STI Growth and Income                                                         -22.95%      N/A         -9.11%
STI International Equity                                                      -20.99%    -7.52%        -4.01%
STI Investment Grade Bond                                                      4.36%      3.02%         3.17%
STI Mid-Cap Equity                                                            -30.61%    -5.49%         0.53%
STI Small Cap Value Equity                                                    -4.03%      0.17%        -0.42%
STI Value Income Stock                                                        -19.43%    -3.55%         3.36%
Van Kampen LIT Emerging Growth - Class II                                     -34.71%     0.12%         5.91%
Van Kampen LIT Growth and Income - Class II                                   -17.24%     2.06%         4.52%
Van Kampen UIF Active International Allocation - Class II                     -20.39%      N/A         -14.29%
Van Kampen UIF Emerging Markets Debt - Class II                                5.74%      1.11%         0.79%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.84%      1.11%         3.44%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.44%      N/A         -2.16%
Putnam VT Global Asset Allocation - Class IB                                  -15.12%    -3.56%         3.65%
Putnam VT Growth and Income - Class IB                                        -21.42%    -3.72%         5.50%
Putnam VT Health Sciences - Class IB                                          -22.74%      N/A         -4.34%
Putnam VT High Yield - Class IB                                               -3.62%     -4.21%         2.38%
Putnam VT Income - Class IB                                                    4.78%      2.69%         3.56%
Putnam VT International Equity - Class IB                                     -20.14%    -0.57%         1.55%
Putnam VT Investors - Class IB                                                -26.18%      N/A         -9.92%
Putnam VT Money Market - Class IB                                             -1.75%      1.13%         1.23%
Putnam VT New Opportunities - Class IB                                        -32.66%    -8.24%         2.63%
Putnam VT New Value - Class IB                                                -18.12%    -0.38%         1.94%
Putnam VT Research - Class IB                                                 -24.56%      N/A         -4.26%
Putnam VT Utilities Growth and Income - Class IB                              -26.39%    -7.39%         1.87%
Putnam VT Vista - Class IB                                                    -32.74%    -6.93%        -2.92%
Putnam VT Voyager - Class IB                                                  -28.78%    -4.16%         5.42%
Franklin Growth and Income Securities - Class 2                               -11.01%     2.05%         7.78%
Franklin Small Cap Value Securities - Class 2                                 -11.94%      N/A         -2.63%
Mutual Shares Securities - Class II                                           -14.42%     0.95%         3.45%
Templeton Developing Markets Securities - Class 2                             -3.05%     -8.32%        -12.55%
Templeton Foreign Securities - Class 2                                        -21.01%    -4.96%         4.73%
Oppenheimer Aggressive Growth - Service Class                                 -30.25%    -4.84%         3.57%
Oppenheimer Capital Appreciation - Service Class                              -29.32%    -0.75%         6.97%
Oppenheimer Global Securities - Service Class                                 -24.72%     2.29%         8.72%
Oppenheimer High Income - Service Class                                       -5.50%     -3.05%         3.55%
Oppenheimer Main Street - Service Class                                       -21.41%    -6.21%         5.53%
Oppenheimer Main Street Small Cap - Service Class                             -18.44%      N/A         -3.81%
Oppenheimer Multiple Strategies - Service Class                               -13.23%    -0.06%         4.90%
Oppenheimer Strategic Bond - Service Class                                     3.98%      0.89%         2.59%
STI Capital Appreciation                                                      -24.25%    -1.54%         6.48%
STI Growth and Income                                                         -22.99%      N/A         -9.15%
STI International Equity                                                      -21.03%    -7.56%        -4.06%
STI Investment Grade Bond                                                      4.31%      2.96%         3.11%
STI Mid-Cap Equity                                                            -30.65%    -5.53%         0.48%
STI Small Cap Value Equity                                                    -4.08%      0.12%        -0.47%
STI Value Income Stock                                                        -19.47%    -3.60%         3.31%
Van Kampen LIT Emerging Growth - Class II                                     -34.75%     0.07%         5.85%
Van Kampen LIT Growth and Income - Class II                                   -17.28%     2.01%         4.47%
Van Kampen UIF Active International Allocation - Class II                     -20.43%      N/A         -14.34%
Van Kampen UIF Emerging Markets Debt - Class II                                5.69%      1.06%         0.74%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.89%      1.06%         3.39%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.57%      N/A         -2.30%
Putnam VT Global Asset Allocation - Class IB                                  -15.24%    -3.71%         3.49%
Putnam VT Growth and Income - Class IB                                        -21.54%    -3.87%         5.34%
Putnam VT Health Sciences - Class IB                                          -22.86%      N/A         -4.48%
Putnam VT High Yield - Class IB                                               -3.76%     -4.35%         2.23%
Putnam VT Income - Class IB                                                    4.62%      2.53%         3.41%
Putnam VT International Equity - Class IB                                     -20.26%    -0.72%         1.40%
Putnam VT Investors - Class IB                                                -26.30%      N/A         -10.06%
Putnam VT Money Market - Class IB                                             -1.89%      0.97%         1.07%
Putnam VT New Opportunities - Class IB                                        -32.76%    -8.38%         2.47%
Putnam VT New Value - Class IB                                                -18.25%    -0.53%         1.79%
Putnam VT Research - Class IB                                                 -24.67%      N/A         -4.40%
Putnam VT Utilities Growth and Income - Class IB                              -26.50%    -7.53%         1.71%
Putnam VT Vista - Class IB                                                    -32.85%    -7.07%        -3.07%
Putnam VT Voyager - Class IB                                                  -28.88%    -4.30%         5.26%
Franklin Growth and Income Securities - Class 2                               -11.15%     1.89%         7.61%
Franklin Small Cap Value Securities - Class 2                                 -12.07%      N/A         -2.78%
Mutual Shares Securities - Class II                                           -14.55%     0.80%         3.29%
Templeton Developing Markets Securities - Class 2                             -3.20%     -8.46%        -12.69%
Templeton Foreign Securities - Class 2                                        -21.13%    -5.10%         4.57%
Oppenheimer Aggressive Growth - Service Class                                 -30.36%    -4.98%         3.41%
Oppenheimer Capital Appreciation - Service Class                              -29.43%    -0.90%         6.81%
Oppenheimer Global Securities - Service Class                                 -24.83%     2.13%         8.55%
Oppenheimer High Income - Service Class                                       -5.64%     -3.20%         3.39%
Oppenheimer Main Street - Service Class                                       -21.53%    -6.35%         5.37%
Oppenheimer Main Street Small Cap - Service Class                             -18.56%      N/A         -3.96%
Oppenheimer Multiple Strategies - Service Class                               -13.36%    -0.21%         4.74%
Oppenheimer Strategic Bond - Service Class                                     3.82%      0.74%         2.43%
STI Capital Appreciation                                                      -24.36%    -1.69%         6.31%
STI Growth and Income                                                         -23.10%      N/A         -9.29%
STI International Equity                                                      -21.15%    -7.70%        -4.20%
STI Investment Grade Bond                                                      4.15%      2.81%         2.96%
STI Mid-Cap Equity                                                            -30.75%    -5.68%         0.32%
STI Small Cap Value Equity                                                    -4.22%     -0.03%        -0.62%
STI Value Income Stock                                                        -19.59%    -3.75%         3.15%
Van Kampen LIT Emerging Growth - Class II                                     -34.85%    -0.09%         5.69%
Van Kampen LIT Growth and Income - Class II                                   -17.41%     1.85%         4.31%
Van Kampen UIF Active International Allocation - Class II                     -20.55%      N/A         -14.47%
Van Kampen UIF Emerging Markets Debt - Class II                                5.53%      0.91%         0.59%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.03%      0.91%         3.23%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.91%      N/A         -1.57%
Putnam VT Global Asset Allocation - Class IB                                  -14.62%    -2.97%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.98%    -3.13%         6.21%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.76%
Putnam VT High Yield - Class IB                                               -3.04%     -3.64%         3.05%
Putnam VT Income - Class IB                                                    5.42%      3.32%         4.23%
Putnam VT International Equity - Class IB                                     -19.68%     0.07%         2.21%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.38%
Putnam VT Money Market - Class IB                                             -1.15%      1.75%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.30%    -7.66%         3.32%
Putnam VT New Value - Class IB                                                -17.65%     0.24%         2.59%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.68%
Putnam VT Utilities Growth and Income - Class IB                              -25.99%    -6.83%         2.54%
Putnam VT Vista - Class IB                                                    -32.38%    -6.35%        -2.29%
Putnam VT Voyager - Class IB                                                  -28.39%    -3.54%         6.14%
Franklin Growth and Income Securities - Class 2                               -10.49%     2.69%         8.50%
Franklin Small Cap Value Securities - Class 2                                 -11.42%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -13.93%     1.58%         4.09%
Templeton Developing Markets Securities - Class 2                             -2.47%     -7.80%        -12.13%
Templeton Foreign Securities - Class 2                                        -20.56%    -4.37%         5.44%
Oppenheimer Aggressive Growth - Service Class                                 -29.87%    -4.23%         4.26%
Oppenheimer Capital Appreciation - Service Class                              -28.94%    -0.11%         7.69%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.95%         9.47%
Oppenheimer High Income - Service Class                                       -4.94%     -2.47%         4.23%
Oppenheimer Main Street - Service Class                                       -20.97%    -5.64%         6.24%
Oppenheimer Main Street Small Cap - Service Class                             -17.97%      N/A         -3.23%
Oppenheimer Multiple Strategies - Service Class                               -12.72%     0.56%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.61%      1.51%         3.24%
STI Capital Appreciation                                                      -23.82%    -0.91%         7.18%
STI Growth and Income                                                         -22.55%      N/A         -8.61%
STI International Equity                                                      -20.58%    -7.01%        -3.48%
STI Investment Grade Bond                                                      4.95%      3.60%         3.75%
STI Mid-Cap Equity                                                            -30.27%    -4.95%         1.11%
STI Small Cap Value Equity                                                    -3.50%      0.72%         0.10%
STI Value Income Stock                                                        -19.01%    -3.01%         3.97%
Van Kampen LIT Emerging Growth - Class II                                     -34.40%     0.73%         6.56%
Van Kampen LIT Growth and Income - Class II                                   -16.80%     2.66%         5.12%
Van Kampen UIF Active International Allocation - Class II                     -19.98%      N/A         -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                                6.33%      1.66%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.31%      1.68%         4.03%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.09%      N/A         -1.77%
Putnam VT Global Asset Allocation - Class IB                                  -14.80%    -3.17%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.33%         5.99%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.84%         2.84%
Putnam VT Income - Class IB                                                    5.21%      3.11%         4.02%
Putnam VT International Equity - Class IB                                     -19.84%    -0.14%         2.01%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -1.35%      1.55%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.44%    -7.85%         3.11%
Putnam VT New Value - Class IB                                                -17.82%     0.04%         2.38%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.02%         2.33%
Putnam VT Vista - Class IB                                                    -32.52%    -6.54%        -2.49%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.74%         5.93%
Franklin Growth and Income Securities - Class 2                               -10.67%     2.48%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -11.60%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -14.10%     1.38%         3.88%
Templeton Developing Markets Securities - Class 2                             -2.67%     -7.99%        -12.31%
Templeton Foreign Securities - Class 2                                        -20.72%    -4.57%         5.23%
Oppenheimer Aggressive Growth - Service Class                                 -30.01%    -4.42%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -29.08%    -0.31%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.75%         9.25%
Oppenheimer High Income - Service Class                                       -5.13%     -2.66%         4.02%
Oppenheimer Main Street - Service Class                                       -21.13%    -5.83%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -18.14%      N/A         -3.43%
Oppenheimer Multiple Strategies - Service Class                               -12.89%     0.36%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.40%      1.31%         3.03%
STI Capital Appreciation                                                      -23.98%    -1.11%         6.96%
STI Growth and Income                                                         -22.71%      N/A         -8.80%
STI International Equity                                                      -20.74%    -7.20%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.39%         3.54%
STI Mid-Cap Equity                                                            -30.41%    -5.15%         0.91%
STI Small Cap Value Equity                                                    -3.69%      0.52%        -0.10%
STI Value Income Stock                                                        -19.17%    -3.21%         3.76%
Van Kampen LIT Emerging Growth - Class II                                     -34.53%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     2.45%         4.91%
Van Kampen UIF Active International Allocation - Class II                     -20.14%      N/A         -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                                6.12%      1.46%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.51%      1.47%         3.82%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.14%      N/A         -1.82%
Putnam VT Global Asset Allocation - Class IB                                  -14.84%    -3.21%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.18%    -3.38%         5.94%
Putnam VT Health Sciences - Class IB                                          -22.50%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.89%         2.79%
Putnam VT Income - Class IB                                                    5.16%      3.06%         3.96%
Putnam VT International Equity - Class IB                                     -19.88%    -0.19%         1.95%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.61%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.60%
Putnam VT New Opportunities - Class IB                                        -32.47%    -7.90%         3.06%
Putnam VT New Value - Class IB                                                -17.86%    -0.01%         2.33%
Putnam VT Research - Class IB                                                 -24.33%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.06%         2.28%
Putnam VT Vista - Class IB                                                    -32.55%    -6.58%        -2.54%
Putnam VT Voyager - Class IB                                                  -28.57%    -3.79%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.71%     2.43%         8.22%
Franklin Small Cap - Class 2                                                  -30.68%    -2.49%         3.64%
Franklin Small Cap Value Securities - Class 2                                 -11.65%      N/A         -2.32%
Mutual Shares Securities - Class II                                           -14.14%     1.33%         3.83%
Templeton Developing Markets Securities - Class 2                             -2.71%     -8.03%        -12.35%
Templeton Foreign Securities - Class 2                                        -20.76%    -4.62%         5.17%
Templeton Global Income Securities - Class 2                                  18.15%      2.60%         3.59%
Oppenheimer Aggressive Growth - Service Class                                 -30.05%    -4.47%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -29.12%    -0.36%         7.42%
Oppenheimer Global Securities - Service Class                                 -24.49%     2.69%         9.19%
Oppenheimer High Income - Service Class                                       -5.18%     -2.71%         3.96%
Oppenheimer Main Street - Service Class                                       -21.17%    -5.88%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -18.18%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.94%     0.31%         5.33%
Oppenheimer Strategic Bond - Service Class                                     4.35%      1.26%         2.98%
STI Capital Appreciation                                                      -24.02%    -1.16%         6.91%
STI Growth and Income                                                         -22.75%      N/A         -8.84%
STI International Equity                                                      -20.78%    -7.24%        -3.72%
STI Investment Grade Bond                                                      4.68%      3.34%         3.48%
STI Mid-Cap Equity                                                            -30.45%    -5.19%         0.86%
STI Small Cap Value Equity                                                    -3.74%      0.47%        -0.15%
STI Value Income Stock                                                        -19.21%    -3.26%         3.71%
Van Kampen LIT Emerging Growth - Class II                                     -34.57%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -17.01%     2.40%         4.86%
Van Kampen UIF Active International Allocation - Class II                     -20.18%      N/A         -14.09%
Van Kampen UIF Emerging Markets Debt - Class II                                6.07%      1.41%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.56%      1.42%         3.77%



(With the Enhanced Beneficiary Protection (Annual  Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.18%      N/A         -1.87%
Putnam VT Global Asset Allocation - Class IB                                  -14.88%    -3.26%         4.02%
Putnam VT Growth and Income - Class IB                                        -21.21%    -3.42%         5.89%
Putnam VT Health Sciences - Class IB                                          -22.54%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -3.33%     -3.94%         2.74%
Putnam VT Income - Class IB                                                    5.10%      3.01%         3.91%
Putnam VT International Equity - Class IB                                     -19.92%    -0.24%         1.90%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.66%
Putnam VT Money Market - Class IB                                             -1.45%      1.44%         1.55%
Putnam VT New Opportunities - Class IB                                        -32.50%    -7.94%         3.01%
Putnam VT New Value - Class IB                                                -17.90%    -0.06%         2.28%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -3.97%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.11%         2.23%
Putnam VT Vista - Class IB                                                    -32.59%    -6.63%        -2.59%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.84%         5.82%
Franklin Growth and Income Securities - Class 2                               -10.76%     2.37%         8.17%
Franklin Small Cap Value Securities - Class 2                                 -11.69%      N/A         -2.37%
Mutual Shares Securities - Class II                                           -14.19%     1.27%         3.78%
Templeton Developing Markets Securities - Class 2                             -2.76%     -8.08%        -12.40%
Templeton Foreign Securities - Class 2                                        -20.80%    -4.67%         5.12%
Oppenheimer Aggressive Growth - Service Class                                 -30.08%    -4.52%         3.95%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.41%         7.37%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.64%         9.14%
Oppenheimer High Income - Service Class                                       -5.22%     -2.76%         3.91%
Oppenheimer Main Street - Service Class                                       -21.21%    -5.93%         5.91%
Oppenheimer Main Street Small Cap - Service Class                             -18.22%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -12.98%     0.26%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.30%      1.20%         2.92%
STI Capital Appreciation                                                      -24.06%    -1.21%         6.85%
STI Growth and Income                                                         -22.79%      N/A         -8.89%
STI International Equity                                                      -20.82%    -7.29%        -3.77%
STI Investment Grade Bond                                                      4.63%      3.29%         3.43%
STI Mid-Cap Equity                                                            -30.48%    -5.24%         0.80%
STI Small Cap Value Equity                                                    -3.79%      0.41%        -0.21%
STI Value Income Stock                                                        -19.25%    -3.31%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -34.60%     0.42%         6.24%
Van Kampen LIT Growth and Income - Class II                                   -17.06%     2.35%         4.80%
Van Kampen UIF Active International Allocation - Class II                     -20.22%      N/A         -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                                6.01%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.60%      1.37%         3.72%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.27%      N/A         -1.97%
Putnam VT Global Asset Allocation - Class IB                                  -14.97%    -3.36%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.29%    -3.52%         5.78%
Putnam VT Health Sciences - Class IB                                          -22.62%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -3.43%     -4.03%         2.63%
Putnam VT Income - Class IB                                                    5.00%      2.90%         3.81%
Putnam VT International Equity - Class IB                                     -20.00%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.75%
Putnam VT Money Market - Class IB                                             -1.55%      1.34%         1.45%
Putnam VT New Opportunities - Class IB                                        -32.57%    -8.04%         2.90%
Putnam VT New Value - Class IB                                                -17.98%    -0.16%         2.18%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.21%         2.12%
Putnam VT Vista - Class IB                                                    -32.66%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -28.68%    -3.94%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.85%     2.27%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -11.78%      N/A         -2.47%
Mutual Shares Securities - Class II                                           -14.27%     1.17%         3.67%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.17%        -12.49%
Templeton Foreign Securities - Class 2                                        -20.88%    -4.76%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -30.15%    -4.62%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.51%         7.26%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.54%         9.03%
Oppenheimer High Income - Service Class                                       -5.32%     -2.86%         3.81%
Oppenheimer Main Street - Service Class                                       -21.29%    -6.02%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -18.30%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.07%     0.16%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.19%      1.10%         2.82%
STI Capital Appreciation                                                      -24.13%    -1.31%         6.75%
STI Growth and Income                                                         -22.86%      N/A         -8.98%
STI International Equity                                                      -20.90%    -7.39%        -3.87%
STI Investment Grade Bond                                                      4.52%      3.18%         3.33%
STI Mid-Cap Equity                                                            -30.55%    -5.34%         0.70%
STI Small Cap Value Equity                                                    -3.89%      0.31%        -0.31%
STI Value Income Stock                                                        -19.34%    -3.40%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     0.32%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     2.25%         4.70%
Van Kampen UIF Active International Allocation - Class II                     -20.30%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                5.91%      1.25%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.26%         3.61%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.32%      N/A         -2.02%
Putnam VT Global Asset Allocation - Class IB                                  -15.01%    -3.41%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.33%    -3.57%         5.72%
Putnam VT Health Sciences - Class IB                                          -22.66%      N/A         -4.20%
Putnam VT High Yield - Class IB                                               -3.47%     -4.08%         2.58%
Putnam VT Income - Class IB                                                    4.95%      2.85%         3.75%
Putnam VT International Equity - Class IB                                     -20.05%    -0.39%         1.75%
Putnam VT Investors - Class IB                                                -26.11%      N/A         -9.80%
Putnam VT Money Market - Class IB                                             -1.60%      1.29%         1.39%
Putnam VT New Opportunities - Class IB                                        -32.61%    -8.09%         2.85%
Putnam VT New Value - Class IB                                                -18.03%    -0.21%         2.12%
Putnam VT Research - Class IB                                                 -24.48%      N/A         -4.12%
Putnam VT Utilities Growth and Income - Class IB                              -26.32%    -7.25%         2.07%
Putnam VT Vista - Class IB                                                    -32.69%    -6.77%        -2.73%
Putnam VT Voyager - Class IB                                                  -28.71%    -3.98%         5.66%
Franklin Growth and Income Securities - Class 2                               -10.89%     2.22%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -11.82%      N/A         -2.52%
Mutual Shares Securities - Class II                                           -14.32%     1.12%         3.62%
Templeton Developing Markets Securities - Class 2                             -2.91%     -8.22%        -12.54%
Templeton Foreign Securities - Class 2                                        -20.92%    -4.81%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -30.19%    -4.67%         3.79%
Oppenheimer Capital Appreciation - Service Class                              -29.26%    -0.56%         7.20%
Oppenheimer Global Securities - Service Class                                 -24.64%     2.49%         8.97%
Oppenheimer High Income - Service Class                                       -5.37%     -2.91%         3.75%
Oppenheimer Main Street - Service Class                                       -21.33%    -6.07%         5.75%
Oppenheimer Main Street Small Cap - Service Class                             -18.34%      N/A         -3.67%
Oppenheimer Multiple Strategies - Service Class                               -13.11%     0.11%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.14%      1.05%         2.76%
STI Capital Appreciation                                                      -24.17%    -1.36%         6.69%
STI Growth and Income                                                         -22.90%      N/A         -9.03%
STI International Equity                                                      -20.94%    -7.43%        -3.92%
STI Investment Grade Bond                                                      4.47%      3.13%         3.27%
STI Mid-Cap Equity                                                            -30.59%    -5.39%         0.65%
STI Small Cap Value Equity                                                    -3.94%      0.26%        -0.36%
STI Value Income Stock                                                        -19.38%    -3.45%         3.50%
Van Kampen LIT Emerging Growth - Class II                                     -34.70%     0.27%         6.08%
Van Kampen LIT Growth and Income - Class II                                   -17.18%     2.19%         4.64%
Van Kampen UIF Active International Allocation - Class II                     -20.34%      N/A         -14.27%
Van Kampen UIF Emerging Markets Debt - Class II                                5.85%      1.20%         0.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.75%      1.21%         3.56%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.36%      N/A         -2.07%
Putnam VT Global Asset Allocation - Class IB                                  -15.05%    -3.46%         3.80%
Putnam VT Growth and Income - Class IB                                        -21.37%    -3.62%         5.67%
Putnam VT Health Sciences - Class IB                                          -22.70%      N/A         -4.24%
Putnam VT High Yield - Class IB                                               -3.52%     -4.13%         2.53%
Putnam VT Income - Class IB                                                    4.89%      2.80%         3.70%
Putnam VT International Equity - Class IB                                     -20.09%    -0.44%         1.70%
Putnam VT Investors - Class IB                                                -26.15%      N/A         -9.84%
Putnam VT Money Market - Class IB                                             -1.65%      1.24%         1.34%
Putnam VT New Opportunities - Class IB                                        -32.64%    -8.13%         2.80%
Putnam VT New Value - Class IB                                                -18.07%    -0.26%         2.07%
Putnam VT Research - Class IB                                                 -24.52%      N/A         -4.17%
Putnam VT Utilities Growth and Income - Class IB                              -26.36%    -7.30%         2.02%
Putnam VT Vista - Class IB                                                    -32.72%    -6.82%        -2.78%
Putnam VT Voyager - Class IB                                                  -28.75%    -4.03%         5.60%
Franklin Growth and Income Securities - Class 2                               -10.94%     2.17%         7.95%
Franklin Small Cap Value Securities - Class 2                                 -11.87%      N/A         -2.57%
Mutual Shares Securities - Class II                                           -14.36%     1.07%         3.57%
Templeton Developing Markets Securities - Class 2                             -2.96%     -8.27%        -12.58%
Templeton Foreign Securities - Class 2                                        -20.96%    -4.86%         4.91%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.71%         3.74%
Oppenheimer Capital Appreciation - Service Class                              -29.30%    -0.61%         7.15%
Oppenheimer Global Securities - Service Class                                 -24.68%     2.43%         8.92%
Oppenheimer High Income - Service Class                                       -5.41%     -2.96%         3.70%
Oppenheimer Main Street - Service Class                                       -21.37%    -6.12%         5.70%
Oppenheimer Main Street Small Cap - Service Class                             -18.38%      N/A         -3.72%
Oppenheimer Multiple Strategies - Service Class                               -13.16%     0.06%         5.06%
Oppenheimer Strategic Bond - Service Class                                     4.09%      1.00%         2.71%
STI Capital Appreciation                                                      -24.21%    -1.41%         6.64%
STI Growth and Income                                                         -22.94%      N/A         -9.07%
STI International Equity                                                      -20.98%    -7.48%        -3.97%
STI Investment Grade Bond                                                      4.42%      3.08%         3.22%
STI Mid-Cap Equity                                                            -30.62%    -5.44%         0.60%
STI Small Cap Value Equity                                                    -3.98%      0.21%        -0.41%
STI Value Income Stock                                                        -19.42%    -3.50%         3.44%
Van Kampen LIT Emerging Growth - Class II                                     -34.73%     0.22%         6.03%
Van Kampen LIT Growth and Income - Class II                                   -17.22%     2.14%         4.59%
Van Kampen UIF Active International Allocation - Class II                     -20.38%      N/A         -14.31%
Van Kampen UIF Emerging Markets Debt - Class II                                5.80%      1.15%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.80%      1.16%         3.51%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.41%      N/A         -2.12%
Putnam VT Global Asset Allocation - Class IB                                  -15.10%    -3.51%         3.75%
Putnam VT Growth and Income - Class IB                                        -21.41%    -3.67%         5.62%
Putnam VT Health Sciences - Class IB                                          -22.74%      N/A         -4.29%
Putnam VT High Yield - Class IB                                               -3.57%     -4.18%         2.47%
Putnam VT Income - Class IB                                                    4.84%      2.75%         3.65%
Putnam VT International Equity - Class IB                                     -20.13%    -0.49%         1.64%
Putnam VT Investors - Class IB                                                -26.19%      N/A         -9.89%
Putnam VT Money Market - Class IB                                             -1.70%      1.19%         1.29%
Putnam VT New Opportunities - Class IB                                        -32.67%    -8.18%         2.74%
Putnam VT New Value - Class IB                                                -18.11%    -0.31%         2.02%
Putnam VT Research - Class IB                                                 -24.56%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -26.40%    -7.35%         1.97%
Putnam VT Vista - Class IB                                                    -32.76%    -6.87%        -2.83%
Putnam VT Voyager - Class IB                                                  -28.78%    -4.08%         5.55%
Franklin Growth and Income Securities - Class 2                               -10.98%     2.12%         7.89%
Franklin Small Cap Value Securities - Class 2                                 -11.91%      N/A         -2.62%
Mutual Shares Securities - Class II                                           -14.40%     1.02%         3.51%
Templeton Developing Markets Securities - Class 2                             -3.01%     -8.31%        -12.63%
Templeton Foreign Securities - Class 2                                        -21.00%    -4.91%         4.85%
Oppenheimer Aggressive Growth - Service Class                                 -30.26%    -4.76%         3.68%
Oppenheimer Capital Appreciation - Service Class                              -29.33%    -0.66%         7.10%
Oppenheimer Global Securities - Service Class                                 -24.72%     2.38%         8.86%
Oppenheimer High Income - Service Class                                       -5.46%     -3.01%         3.65%
Oppenheimer Main Street - Service Class                                       -21.41%    -6.17%         5.65%
Oppenheimer Main Street Small Cap - Service Class                             -18.43%      N/A         -3.77%
Oppenheimer Multiple Strategies - Service Class                               -13.20%     0.00%         5.01%
Oppenheimer Strategic Bond - Service Class                                     4.03%      0.95%         2.66%
STI Capital Appreciation                                                      -24.25%    -1.46%         6.58%
STI Growth and Income                                                         -22.98%      N/A         -9.12%
STI International Equity                                                      -21.02%    -7.53%        -4.02%
STI Investment Grade Bond                                                      4.37%      3.03%         3.17%
STI Mid-Cap Equity                                                            -30.66%    -5.48%         0.55%
STI Small Cap Value Equity                                                    -4.03%      0.16%        -0.46%
STI Value Income Stock                                                        -19.46%    -3.55%         3.39%
Van Kampen LIT Emerging Growth - Class II                                     -34.77%     0.17%         5.97%
Van Kampen LIT Growth and Income - Class II                                   -17.26%     2.09%         4.54%
Van Kampen UIF Active International Allocation - Class II                     -20.42%      N/A         -14.35%
Van Kampen UIF Emerging Markets Debt - Class II                                5.75%      1.10%         0.76%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.85%      1.11%         3.45%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.45%      N/A         -2.17%
Putnam VT Global Asset Allocation - Class IB                                  -15.14%    -3.56%         3.70%
Putnam VT Growth and Income - Class IB                                        -21.45%    -3.72%         5.56%
Putnam VT Health Sciences - Class IB                                          -22.78%      N/A         -4.34%
Putnam VT High Yield - Class IB                                               -3.62%     -4.23%         2.42%
Putnam VT Income - Class IB                                                    4.79%      2.70%         3.59%
Putnam VT International Equity - Class IB                                     -20.17%    -0.54%         1.59%
Putnam VT Investors - Class IB                                                -26.22%      N/A         -9.94%
Putnam VT Money Market - Class IB                                             -1.75%      1.13%         1.24%
Putnam VT New Opportunities - Class IB                                        -32.71%    -8.23%         2.69%
Putnam VT New Value - Class IB                                                -18.15%    -0.37%         1.97%
Putnam VT Research - Class IB                                                 -24.59%      N/A         -4.26%
Putnam VT Utilities Growth and Income - Class IB                              -26.43%    -7.40%         1.92%
Putnam VT Vista - Class IB                                                    -32.79%    -6.92%        -2.88%
Putnam VT Voyager - Class IB                                                  -28.82%    -4.13%         5.50%
Franklin Growth and Income Securities - Class 2                               -11.03%     2.06%         7.84%
Franklin Small Cap Value Securities - Class 2                                 -11.96%      N/A         -2.67%
Mutual Shares Securities - Class II                                           -14.45%     0.97%         3.46%
Templeton Developing Markets Securities - Class 2                             -3.06%     -8.36%        -12.68%
Templeton Foreign Securities - Class 2                                        -21.04%    -4.96%         4.80%
Oppenheimer Aggressive Growth - Service Class                                 -30.29%    -4.81%         3.63%
Oppenheimer Capital Appreciation - Service Class                              -29.37%    -0.71%         7.04%
Oppenheimer Global Securities - Service Class                                 -24.76%     2.33%         8.81%
Oppenheimer High Income - Service Class                                       -5.51%     -3.06%         3.59%
Oppenheimer Main Street - Service Class                                       -21.45%    -6.22%         5.59%
Oppenheimer Main Street Small Cap - Service Class                             -18.47%      N/A         -3.82%
Oppenheimer Multiple Strategies - Service Class                               -13.25%    -0.05%         4.95%
Oppenheimer Strategic Bond - Service Class                                     3.98%      0.90%         2.61%
STI Capital Appreciation                                                      -24.28%    -1.51%         6.53%
STI Growth and Income                                                         -23.02%      N/A         -9.16%
STI International Equity                                                      -21.06%    -7.57%        -4.06%
STI Investment Grade Bond                                                      4.31%      2.98%         3.12%
STI Mid-Cap Equity                                                            -30.69%    -5.53%         0.50%
STI Small Cap Value Equity                                                    -4.08%      0.11%        -0.51%
STI Value Income Stock                                                        -19.50%    -3.60%         3.34%
Van Kampen LIT Emerging Growth - Class II                                     -34.80%     0.12%         5.92%
Van Kampen LIT Growth and Income - Class II                                   -17.31%     2.04%         4.49%
Van Kampen UIF Active International Allocation - Class II                     -20.46%      N/A         -14.40%
Van Kampen UIF Emerging Markets Debt - Class II                                5.69%      1.05%         0.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.90%      1.06%         3.40%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.54%      N/A         -2.27%
Putnam VT Global Asset Allocation - Class IB                                  -15.22%    -3.66%         3.59%
Putnam VT Growth and Income - Class IB                                        -21.53%    -3.82%         5.46%
Putnam VT Health Sciences - Class IB                                          -22.85%      N/A         -4.44%
Putnam VT High Yield - Class IB                                               -3.72%     -4.33%         2.32%
Putnam VT Income - Class IB                                                    4.68%      2.59%         3.49%
Putnam VT International Equity - Class IB                                     -20.25%    -0.64%         1.49%
Putnam VT Investors - Class IB                                                -26.30%      N/A         -10.03%
Putnam VT Money Market - Class IB                                             -1.85%      1.03%         1.13%
Putnam VT New Opportunities - Class IB                                        -32.78%    -8.32%         2.59%
Putnam VT New Value - Class IB                                                -18.23%    -0.47%         1.87%
Putnam VT Research - Class IB                                                 -24.67%      N/A         -4.36%
Putnam VT Utilities Growth and Income - Class IB                              -26.51%    -7.49%         1.81%
Putnam VT Vista - Class IB                                                    -32.86%    -7.01%        -2.98%
Putnam VT Voyager - Class IB                                                  -28.89%    -4.23%         5.39%
Franklin Growth and Income Securities - Class 2                               -11.12%     1.96%         7.73%
Franklin Small Cap Value Securities - Class 2                                 -12.05%      N/A         -2.77%
Mutual Shares Securities - Class II                                           -14.53%     0.86%         3.36%
Templeton Developing Markets Securities - Class 2                             -3.15%     -8.46%        -12.77%
Templeton Foreign Securities - Class 2                                        -21.12%    -5.05%         4.70%
Oppenheimer Aggressive Growth - Service Class                                 -30.37%    -4.91%         3.52%
Oppenheimer Capital Appreciation - Service Class                              -29.44%    -0.81%         6.93%
Oppenheimer Global Securities - Service Class                                 -24.83%     2.23%         8.70%
Oppenheimer High Income - Service Class                                       -5.60%     -3.16%         3.49%
Oppenheimer Main Street - Service Class                                       -21.52%    -6.31%         5.49%
Oppenheimer Main Street Small Cap - Service Class                             -18.55%      N/A         -3.92%
Oppenheimer Multiple Strategies - Service Class                               -13.33%    -0.15%         4.85%
Oppenheimer Strategic Bond - Service Class                                     3.88%      0.79%         2.50%
STI Capital Appreciation                                                      -24.36%    -1.61%         6.42%
STI Growth and Income                                                         -23.10%      N/A         -9.26%
STI International Equity                                                      -21.14%    -7.67%        -4.16%
STI Investment Grade Bond                                                      4.21%      2.87%         3.01%
STI Mid-Cap Equity                                                            -30.76%    -5.63%         0.40%
STI Small Cap Value Equity                                                    -4.18%      0.01%        -0.61%
STI Value Income Stock                                                        -19.58%    -3.70%         3.23%
Van Kampen LIT Emerging Growth - Class II                                     -34.86%     0.02%         5.81%
Van Kampen LIT Growth and Income - Class II                                   -17.39%     1.94%         4.38%
Van Kampen UIF Active International Allocation - Class II                     -20.54%      N/A         -14.48%
Van Kampen UIF Emerging Markets Debt - Class II                                5.59%      0.94%         0.61%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.99%      0.96%         3.30%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.59%      N/A         -2.32%
Putnam VT Global Asset Allocation - Class IB                                  -15.27%    -3.71%         3.54%
Putnam VT Growth and Income - Class IB                                        -21.57%    -3.87%         5.40%
Putnam VT Health Sciences - Class IB                                          -22.89%      N/A         -4.49%
Putnam VT High Yield - Class IB                                               -3.77%     -4.38%         2.26%
Putnam VT Income - Class IB                                                    4.63%      2.54%         3.43%
Putnam VT International Equity - Class IB                                     -20.29%    -0.69%         1.44%
Putnam VT Investors - Class IB                                                -26.33%      N/A         -10.07%
Putnam VT Money Market - Class IB                                             -1.90%      0.98%         1.08%
Putnam VT New Opportunities - Class IB                                        -32.81%    -8.37%         2.54%
Putnam VT New Value - Class IB                                                -18.27%    -0.52%         1.81%
Putnam VT Research - Class IB                                                 -24.71%      N/A         -4.41%
Putnam VT Utilities Growth and Income - Class IB                              -26.54%    -7.54%         1.76%
Putnam VT Vista - Class IB                                                    -32.89%    -7.06%        -3.03%
Putnam VT Voyager - Class IB                                                  -28.93%    -4.28%         5.34%
Franklin Growth and Income Securities - Class 2                               -11.16%     1.91%         7.68%
Franklin Small Cap Value Securities - Class 2                                 -12.09%      N/A         -2.81%
Mutual Shares Securities - Class II                                           -14.57%     0.81%         3.30%
Templeton Developing Markets Securities - Class 2                             -3.20%     -8.50%        -12.81%
Templeton Foreign Securities - Class 2                                        -21.16%    -5.10%         4.64%
Oppenheimer Aggressive Growth - Service Class                                 -30.40%    -4.96%         3.47%
Oppenheimer Capital Appreciation - Service Class                              -29.47%    -0.86%         6.88%
Oppenheimer Global Securities - Service Class                                 -24.87%     2.17%         8.64%
Oppenheimer High Income - Service Class                                       -5.65%     -3.21%         3.44%
Oppenheimer Main Street - Service Class                                       -21.56%    -6.36%         5.43%
Oppenheimer Main Street Small Cap - Service Class                             -18.59%      N/A         -3.96%
Oppenheimer Multiple Strategies - Service Class                               -13.38%    -0.20%         4.79%
Oppenheimer Strategic Bond - Service Class                                     3.83%      0.74%         2.45%
STI Capital Appreciation                                                      -24.40%    -1.66%         6.37%
STI Growth and Income                                                         -23.14%      N/A         -9.30%
STI International Equity                                                      -21.18%    -7.72%        -4.21%
STI Investment Grade Bond                                                      4.16%      2.82%         2.96%
STI Mid-Cap Equity                                                            -30.80%    -5.68%         0.34%
STI Small Cap Value Equity                                                    -4.23%     -0.04%        -0.66%
STI Value Income Stock                                                        -19.62%    -3.75%         3.18%
Van Kampen LIT Emerging Growth - Class II                                     -34.90%    -0.03%         5.76%
Van Kampen LIT Growth and Income - Class II                                   -17.43%     1.88%         4.33%
Van Kampen UIF Active International Allocation - Class II                     -20.58%      N/A         -14.53%
Van Kampen UIF Emerging Markets Debt - Class II                                5.54%      0.89%         0.55%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.04%      0.90%         3.24%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.72%      N/A         -2.46%
Putnam VT Global Asset Allocation - Class IB                                  -15.39%    -3.85%         3.38%
Putnam VT Growth and Income - Class IB                                        -21.69%    -4.01%         5.24%
Putnam VT Health Sciences - Class IB                                          -23.01%      N/A         -4.63%
Putnam VT High Yield - Class IB                                               -3.91%     -4.52%         2.11%
Putnam VT Income - Class IB                                                    4.47%      2.38%         3.28%
Putnam VT International Equity - Class IB                                     -20.41%    -0.84%         1.28%
Putnam VT Investors - Class IB                                                -26.45%      N/A         -10.21%
Putnam VT Money Market - Class IB                                             -2.04%      0.83%         0.93%
Putnam VT New Opportunities - Class IB                                        -32.91%    -8.51%         2.38%
Putnam VT New Value - Class IB                                                -18.40%    -0.67%         1.66%
Putnam VT Research - Class IB                                                 -24.82%      N/A         -4.55%
Putnam VT Utilities Growth and Income - Class IB                              -26.65%    -7.68%         1.61%
Putnam VT Vista - Class IB                                                    -33.00%    -7.20%        -3.18%
Putnam VT Voyager - Class IB                                                  -29.03%    -4.42%         5.18%
Franklin Growth and Income Securities - Class 2                               -11.30%     1.75%         7.51%
Franklin Small Cap Value Securities - Class 2                                 -12.22%      N/A         -2.96%
Mutual Shares Securities - Class II                                           -14.70%     0.66%         3.15%
Templeton Developing Markets Securities - Class 2                             -3.35%     -8.64%        -12.95%
Templeton Foreign Securities - Class 2                                        -21.28%    -5.25%         4.48%
Oppenheimer Aggressive Growth - Service Class                                 -30.51%    -5.10%         3.31%
Oppenheimer Capital Appreciation - Service Class                              -29.58%    -1.01%         6.72%
Oppenheimer Global Securities - Service Class                                 -24.98%     2.02%         8.48%
Oppenheimer High Income - Service Class                                       -5.79%     -3.36%         3.28%
Oppenheimer Main Street - Service Class                                       -21.68%    -6.50%         5.27%
Oppenheimer Main Street Small Cap - Service Class                             -18.71%      N/A         -4.11%
Oppenheimer Multiple Strategies - Service Class                               -13.51%    -0.35%         4.63%
Oppenheimer Strategic Bond - Service Class                                     3.67%      0.59%         2.29%
STI Capital Appreciation                                                      -24.51%    -1.81%         6.21%
STI Growth and Income                                                         -23.25%      N/A         -9.44%
STI International Equity                                                      -21.30%    -7.86%        -4.36%
STI Investment Grade Bond                                                      4.00%      2.66%         2.80%
STI Mid-Cap Equity                                                            -30.90%    -5.82%         0.19%
STI Small Cap Value Equity                                                    -4.37%     -0.20%        -0.81%
STI Value Income Stock                                                        -19.74%    -3.89%         3.02%
Van Kampen LIT Emerging Growth - Class II                                     -35.00%    -0.18%         5.60%
Van Kampen LIT Growth and Income - Class II                                   -17.56%     1.73%         4.17%
Van Kampen UIF Active International Allocation - Class II                     -20.70%      N/A         -14.66%
Van Kampen UIF Emerging Markets Debt - Class II                                5.38%      0.74%         0.40%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.18%      0.75%         3.09%


Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                               of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.43%      N/A         -1.06%
Putnam VT Global Asset Allocation - Class IB                                  -14.14%    -2.52%         4.66%
Putnam VT Growth and Income - Class IB                                        -20.49%    -2.69%         6.51%
Putnam VT Health Sciences - Class IB                                          -21.82%      N/A         -3.28%
Putnam VT High Yield - Class IB                                               -2.55%     -3.11%         3.42%
Putnam VT Income - Class IB                                                    5.91%      3.79%         4.63%
Putnam VT International Equity - Class IB                                     -19.20%     0.44%         2.56%
Putnam VT Investors - Class IB                                                -25.29%      N/A         -8.90%
Putnam VT Money Market - Class IB                                             -0.67%      2.21%         2.31%
Putnam VT New Opportunities - Class IB                                        -31.82%    -7.26%         3.61%
Putnam VT New Value - Class IB                                                -17.17%     0.69%         2.99%
Putnam VT Research - Class IB                                                 -23.65%      N/A         -3.21%
Putnam VT Utilities Growth and Income - Class IB                              -25.50%    -6.37%         2.87%
Putnam VT Vista - Class IB                                                    -31.90%    -5.95%        -1.94%
Putnam VT Voyager - Class IB                                                  -27.90%    -3.17%         6.41%
Franklin Growth and Income Securities - Class 2                               -10.01%     3.12%         8.81%
Franklin Small Cap Value Securities - Class 2                                 -10.94%      N/A         -1.48%
Mutual Shares Securities - Class II                                           -13.44%     2.03%         4.56%
Templeton Developing Markets Securities - Class 2                             -1.99%     -7.22%        -11.32%
Templeton Foreign Securities - Class 2                                        -20.08%    -3.93%         5.71%
Oppenheimer Aggressive Growth - Service Class                                 -29.39%    -3.85%         4.55%
Oppenheimer Capital Appreciation - Service Class                              -28.45%     0.26%         7.98%
Oppenheimer Global Securities - Service Class                                 -23.82%     3.31%         9.71%
Oppenheimer High Income - Service Class                                       -4.45%     -1.97%         4.57%
Oppenheimer Main Street - Service Class                                       -20.49%    -5.17%         6.54%
Oppenheimer Main Street Small Cap - Service Class                             -17.49%      N/A         -2.74%
Oppenheimer Multiple Strategies - Service Class                               -12.24%     1.00%         5.93%
Oppenheimer Strategic Bond - Service Class                                     5.10%      1.99%         3.68%
STI Capital Appreciation                                                      -23.34%    -0.51%         7.51%
STI Growth and Income                                                         -22.07%      N/A         -8.13%
STI International Equity                                                      -20.10%    -6.53%        -2.99%
STI Investment Grade Bond                                                      5.43%      4.06%         4.24%
STI Mid-Cap Equity                                                            -29.79%    -4.50%         1.52%
STI Small Cap Value Equity                                                    -3.02%      1.25%         0.72%
STI Value Income Stock                                                        -18.53%    -2.55%         4.36%
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     1.04%         6.86%
Van Kampen LIT Growth and Income - Class II                                   -16.32%     3.05%         5.56%
Van Kampen UIF Active International Allocation - Class II                     -19.50%      N/A         -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                                6.82%      2.21%         1.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.83%      2.18%         4.49%


(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.61%      N/A         -1.26%
Putnam VT Global Asset Allocation - Class IB                                  -14.31%    -2.72%         4.45%
Putnam VT Growth and Income - Class IB                                        -20.65%    -2.88%         6.29%
Putnam VT Health Sciences - Class IB                                          -21.98%      N/A         -3.47%
Putnam VT High Yield - Class IB                                               -2.75%     -3.30%         3.21%
Putnam VT Income - Class IB                                                    5.69%      3.58%         4.42%
Putnam VT International Equity - Class IB                                     -19.36%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -25.44%      N/A         -9.08%
Putnam VT Money Market - Class IB                                             -0.87%      2.01%         2.10%
Putnam VT New Opportunities - Class IB                                        -31.95%    -7.45%         3.40%
Putnam VT New Value - Class IB                                                -17.34%     0.49%         2.79%
Putnam VT Research - Class IB                                                 -23.81%      N/A         -3.40%
Putnam VT Utilities Growth and Income - Class IB                              -25.65%    -6.56%         2.67%
Putnam VT Vista - Class IB                                                    -32.04%    -6.14%        -2.13%
Putnam VT Voyager - Class IB                                                  -28.05%    -3.36%         6.20%
Franklin Growth and Income Securities - Class 2                               -10.19%     2.91%         8.59%
Franklin Small Cap Value Securities - Class 2                                 -11.12%      N/A         -1.68%
Mutual Shares Securities - Class II                                           -13.62%     1.82%         4.35%
Templeton Developing Markets Securities - Class 2                             -2.18%     -7.41%        -11.50%
Templeton Foreign Securities - Class 2                                        -20.24%    -4.12%         5.50%
Oppenheimer Aggressive Growth - Service Class                                 -29.53%    -4.04%         4.34%
Oppenheimer Capital Appreciation - Service Class                              -28.60%     0.06%         7.77%
Oppenheimer Global Securities - Service Class                                 -23.97%     3.10%         9.49%
Oppenheimer High Income - Service Class                                       -4.64%     -2.16%         4.36%
Oppenheimer Main Street - Service Class                                       -20.64%    -5.36%         6.32%
Oppenheimer Main Street Small Cap - Service Class                             -17.65%      N/A         -2.94%
Oppenheimer Multiple Strategies - Service Class                               -12.41%     0.80%         5.72%
Oppenheimer Strategic Bond - Service Class                                     4.88%      1.79%         3.47%
STI Capital Appreciation                                                      -23.50%    -0.71%         7.30%
STI Growth and Income                                                         -22.23%      N/A         -8.31%
STI International Equity                                                      -20.26%    -6.72%        -3.18%
STI Investment Grade Bond                                                      5.22%      3.85%         4.03%
STI Mid-Cap Equity                                                            -29.93%    -4.69%         1.32%
STI Small Cap Value Equity                                                    -3.21%      1.05%         0.52%
STI Value Income Stock                                                        -18.69%    -2.74%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     0.83%         6.64%
Van Kampen LIT Growth and Income - Class II                                   -16.49%     2.84%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -19.66%      N/A         -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                                6.60%      2.00%         1.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.02%      1.98%         4.28%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.66%      N/A         -1.31%
Putnam VT Global Asset Allocation - Class IB                                  -14.36%    -2.76%         4.40%
Putnam VT Growth and Income - Class IB                                        -20.69%    -2.93%         6.24%
Putnam VT Health Sciences - Class IB                                          -22.02%      N/A         -3.52%
Putnam VT High Yield - Class IB                                               -2.80%     -3.35%         3.16%
Putnam VT Income - Class IB                                                    5.64%      3.53%         4.37%
Putnam VT International Equity - Class IB                                     -19.40%     0.19%         2.31%
Putnam VT Investors - Class IB                                                -25.48%      N/A         -9.12%
Putnam VT Money Market - Class IB                                             -0.92%      1.96%         2.05%
Putnam VT New Opportunities - Class IB                                        -31.99%    -7.49%         3.35%
Putnam VT New Value - Class IB                                                -17.38%     0.44%         2.74%
Putnam VT Research - Class IB                                                 -23.84%      N/A         -3.45%
Putnam VT Utilities Growth and Income - Class IB                              -25.69%    -6.60%         2.62%
Putnam VT Vista - Class IB                                                    -32.07%    -6.19%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.08%    -3.41%         6.15%
Franklin Growth and Income Securities - Class 2                               -10.23%     2.86%         8.54%
Franklin Small Cap Value Securities - Class 2                                 -11.16%      N/A         -1.73%
Mutual Shares Securities - Class II                                           -13.66%     1.77%         4.29%
Templeton Developing Markets Securities - Class 2                             -2.23%     -7.46%        -11.54%
Templeton Foreign Securities - Class 2                                        -20.28%    -4.17%         5.45%
Oppenheimer Aggressive Growth - Service Class                                 -29.56%    -4.09%         4.29%
Oppenheimer Capital Appreciation - Service Class                              -28.63%     0.01%         7.71%
Oppenheimer Global Securities - Service Class                                 -24.01%     3.05%         9.44%
Oppenheimer High Income - Service Class                                       -4.69%     -2.21%         4.31%
Oppenheimer Main Street - Service Class                                       -20.68%    -5.41%         6.27%
Oppenheimer Main Street Small Cap - Service Class                             -17.69%      N/A         -2.99%
Oppenheimer Multiple Strategies - Service Class                               -12.46%     0.75%         5.67%
Oppenheimer Strategic Bond - Service Class                                     4.83%      1.74%         3.42%
STI Capital Appreciation                                                      -23.53%    -0.76%         7.25%
STI Growth and Income                                                         -22.26%      N/A         -8.36%
STI International Equity                                                      -20.30%    -6.76%        -3.23%
STI Investment Grade Bond                                                      5.17%      3.80%         3.97%
STI Mid-Cap Equity                                                            -29.97%    -4.74%         1.27%
STI Small Cap Value Equity                                                    -3.26%      1.00%         0.47%
STI Value Income Stock                                                        -18.73%    -2.79%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -34.08%     0.78%         6.59%
Van Kampen LIT Growth and Income - Class II                                   -16.53%     2.79%         5.29%
Van Kampen UIF Active International Allocation - Class II                     -19.70%      N/A         -13.48%
Van Kampen UIF Emerging Markets Debt - Class II                                6.55%      1.95%         1.65%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.07%      1.92%         4.23%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.70%      N/A         -1.36%
Putnam VT Global Asset Allocation - Class IB                                  -14.40%    -2.81%         4.35%
Putnam VT Growth and Income - Class IB                                        -20.73%    -2.98%         6.19%
Putnam VT Health Sciences - Class IB                                          -22.06%      N/A         -3.57%
Putnam VT High Yield - Class IB                                               -2.85%     -3.40%         3.11%
Putnam VT Income - Class IB                                                    5.59%      3.47%         4.32%
Putnam VT International Equity - Class IB                                     -19.44%     0.14%         2.26%
Putnam VT Investors - Class IB                                                -25.52%      N/A         -9.17%
Putnam VT Money Market - Class IB                                             -0.97%      1.91%         2.00%
Putnam VT New Opportunities - Class IB                                        -32.02%    -7.54%         3.30%
Putnam VT New Value - Class IB                                                -17.42%     0.39%         2.68%
Putnam VT Research - Class IB                                                 -23.88%      N/A         -3.50%
Putnam VT Utilities Growth and Income - Class IB                              -25.73%    -6.65%         2.57%
Putnam VT Vista - Class IB                                                    -32.11%    -6.23%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.12%    -3.46%         6.09%
Franklin Growth and Income Securities - Class 2                               -10.28%     2.81%         8.48%
Franklin Small Cap Value Securities - Class 2                                 -11.21%      N/A         -1.78%
Mutual Shares Securities - Class II                                           -13.70%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -2.28%     -7.50%        -11.58%
Templeton Foreign Securities - Class 2                                        -20.32%    -4.22%         5.39%
Oppenheimer Aggressive Growth - Service Class                                 -29.60%    -4.14%         4.24%
Oppenheimer Capital Appreciation - Service Class                              -28.67%    -0.04%         7.66%
Oppenheimer Global Securities - Service Class                                 -24.05%     3.00%         9.38%
Oppenheimer High Income - Service Class                                       -4.74%     -2.26%         4.26%
Oppenheimer Main Street - Service Class                                       -20.72%    -5.46%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -17.74%      N/A         -3.03%
Oppenheimer Multiple Strategies - Service Class                               -12.50%     0.70%         5.62%
Oppenheimer Strategic Bond - Service Class                                     4.78%      1.69%         3.37%
STI Capital Appreciation                                                      -23.57%    -0.81%         7.19%
STI Growth and Income                                                         -22.30%      N/A         -8.41%
STI International Equity                                                      -20.34%    -6.81%        -3.28%
STI Investment Grade Bond                                                      5.11%      3.75%         3.92%
STI Mid-Cap Equity                                                            -30.00%    -4.79%         1.22%
STI Small Cap Value Equity                                                    -3.31%      0.95%         0.42%
STI Value Income Stock                                                        -18.77%    -2.84%         4.05%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     0.73%         6.54%
Van Kampen LIT Growth and Income - Class II                                   -16.57%     2.74%         5.24%
Van Kampen UIF Active International Allocation - Class II                     -19.74%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                6.50%      1.90%         1.60%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.12%      1.87%         4.18%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.79%      N/A         -1.46%
Putnam VT Global Asset Allocation - Class IB                                  -14.48%    -2.91%         4.24%
Putnam VT Growth and Income - Class IB                                        -20.81%    -3.08%         6.08%
Putnam VT Health Sciences - Class IB                                          -22.14%      N/A         -3.67%
Putnam VT High Yield - Class IB                                               -2.94%     -3.50%         3.00%
Putnam VT Income - Class IB                                                    5.48%      3.37%         4.21%
Putnam VT International Equity - Class IB                                     -19.52%     0.04%         2.15%
Putnam VT Investors - Class IB                                                -25.59%      N/A         -9.26%
Putnam VT Money Market - Class IB                                             -1.07%      1.80%         1.90%
Putnam VT New Opportunities - Class IB                                        -32.09%    -7.63%         3.19%
Putnam VT New Value - Class IB                                                -17.50%     0.28%         2.58%
Putnam VT Research - Class IB                                                 -23.96%      N/A         -3.59%
Putnam VT Utilities Growth and Income - Class IB                              -25.80%    -6.74%         2.46%
Putnam VT Vista - Class IB                                                    -32.17%    -6.33%        -2.33%
Putnam VT Voyager - Class IB                                                  -28.19%    -3.55%         5.99%
Franklin Growth and Income Securities - Class 2                               -10.37%     2.71%         8.37%
Franklin Small Cap Value Securities - Class 2                                 -11.30%      N/A         -1.88%
Mutual Shares Securities - Class II                                           -13.79%     1.62%         4.14%
Templeton Developing Markets Securities - Class 2                             -2.38%     -7.59%        -11.67%
Templeton Foreign Securities - Class 2                                        -20.39%    -4.32%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -29.67%    -4.23%         4.13%
Oppenheimer Capital Appreciation - Service Class                              -28.74%    -0.14%         7.55%
Oppenheimer Global Securities - Service Class                                 -24.12%     2.90%         9.27%
Oppenheimer High Income - Service Class                                       -4.83%     -2.36%         4.15%
Oppenheimer Main Street - Service Class                                       -20.80%    -5.55%         6.11%
Oppenheimer Main Street Small Cap - Service Class                             -17.82%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -12.59%     0.60%         5.51%
Oppenheimer Strategic Bond - Service Class                                     4.68%      1.58%         3.26%
STI Capital Appreciation                                                      -23.65%    -0.91%         7.08%
STI Growth and Income                                                         -22.38%      N/A         -8.50%
STI International Equity                                                      -20.42%    -6.90%        -3.38%
STI Investment Grade Bond                                                      5.01%      3.65%         3.82%
STI Mid-Cap Equity                                                            -30.07%    -4.88%         1.12%
STI Small Cap Value Equity                                                    -3.40%      0.85%         0.32%
STI Value Income Stock                                                        -18.85%    -2.94%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -34.18%     0.63%         6.43%
Van Kampen LIT Growth and Income - Class II                                   -16.66%     2.64%         5.14%
Van Kampen UIF Active International Allocation - Class II                     -19.82%      N/A         -13.61%
Van Kampen UIF Emerging Markets Debt - Class II                                6.39%      1.80%         1.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.22%      1.77%         4.07%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.83%      N/A         -1.51%
Putnam VT Global Asset Allocation - Class IB                                  -14.53%    -2.96%         4.19%
Putnam VT Growth and Income - Class IB                                        -20.85%    -3.12%         6.03%
Putnam VT Health Sciences - Class IB                                          -22.18%      N/A         -3.72%
Putnam VT High Yield - Class IB                                               -2.99%     -3.55%         2.95%
Putnam VT Income - Class IB                                                    5.43%      3.32%         4.16%
Putnam VT International Equity - Class IB                                     -19.56%    -0.01%         2.10%
Putnam VT Investors - Class IB                                                -25.63%      N/A         -9.31%
Putnam VT Money Market - Class IB                                             -1.12%      1.75%         1.85%
Putnam VT New Opportunities - Class IB                                        -32.12%    -7.68%         3.14%
Putnam VT New Value - Class IB                                                -17.54%     0.23%         2.53%
Putnam VT Research - Class IB                                                 -24.00%      N/A         -3.64%
Putnam VT Utilities Growth and Income - Class IB                              -25.84%    -6.79%         2.41%
Putnam VT Vista - Class IB                                                    -32.21%    -6.37%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.23%    -3.60%         5.93%
Franklin Growth and Income Securities - Class 2                               -10.41%     2.65%         8.32%
Franklin Small Cap Value Securities - Class 2                                 -11.34%      N/A         -1.92%
Mutual Shares Securities - Class II                                           -13.83%     1.57%         4.09%
Templeton Developing Markets Securities - Class 2                             -2.43%     -7.64%        -11.72%
Templeton Foreign Securities - Class 2                                        -20.43%    -4.36%         5.24%
Oppenheimer Aggressive Growth - Service Class                                 -29.71%    -4.28%         4.08%
Oppenheimer Capital Appreciation - Service Class                              -28.78%    -0.19%         7.50%
Oppenheimer Global Securities - Service Class                                 -24.16%     2.84%         9.22%
Oppenheimer High Income - Service Class                                       -4.88%     -2.41%         4.10%
Oppenheimer Main Street - Service Class                                       -20.84%    -5.60%         6.06%
Oppenheimer Main Street Small Cap - Service Class                             -17.86%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -12.63%     0.55%         5.46%
Oppenheimer Strategic Bond - Service Class                                     4.62%      1.53%         3.21%
STI Capital Appreciation                                                      -23.69%    -0.96%         7.03%
STI Growth and Income                                                         -22.42%      N/A         -8.54%
STI International Equity                                                      -20.46%    -6.95%        -3.42%
STI Investment Grade Bond                                                      4.96%      3.59%         3.77%
STI Mid-Cap Equity                                                            -30.11%    -4.93%         1.07%
STI Small Cap Value Equity                                                    -3.45%      0.79%         0.26%
STI Value Income Stock                                                        -18.89%    -2.99%         3.89%
Van Kampen LIT Emerging Growth - Class II                                     -34.22%     0.58%         6.38%
Van Kampen LIT Growth and Income - Class II                                   -16.70%     2.59%         5.08%
Van Kampen UIF Active International Allocation - Class II                     -19.86%      N/A         -13.66%
Van Kampen UIF Emerging Markets Debt - Class II                                6.34%      1.75%         1.45%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.27%      1.72%         4.02%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.88%      N/A         -1.56%
Putnam VT Global Asset Allocation - Class IB                                  -14.57%    -3.01%         4.14%
Putnam VT Growth and Income - Class IB                                        -20.89%    -3.17%         5.97%
Putnam VT Health Sciences - Class IB                                          -22.22%      N/A         -3.76%
Putnam VT High Yield - Class IB                                               -3.04%     -3.59%         2.90%
Putnam VT Income - Class IB                                                    5.38%      3.27%         4.11%
Putnam VT International Equity - Class IB                                     -19.60%    -0.06%         2.05%
Putnam VT Investors - Class IB                                                -25.67%      N/A         -9.35%
Putnam VT Money Market - Class IB                                             -1.17%      1.70%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.16%    -7.72%         3.09%
Putnam VT New Value - Class IB                                                -17.58%     0.18%         2.48%
Putnam VT Research - Class IB                                                 -24.04%      N/A         -3.69%
Putnam VT Utilities Growth and Income - Class IB                              -25.87%    -6.84%         2.36%
Putnam VT Vista - Class IB                                                    -32.24%    -6.42%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.26%    -3.65%         5.88%
Franklin Growth and Income Securities - Class 2                               -10.46%     2.60%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -11.38%      N/A         -1.97%
Mutual Shares Securities - Class II                                           -13.88%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.48%     -7.69%        -11.76%
Templeton Foreign Securities - Class 2                                        -20.47%    -4.41%         5.18%
Oppenheimer Aggressive Growth - Service Class                                 -29.74%    -4.33%         4.03%
Oppenheimer Capital Appreciation - Service Class                              -28.81%    -0.24%         7.44%
Oppenheimer Global Securities - Service Class                                 -24.20%     2.79%         9.16%
Oppenheimer High Income - Service Class                                       -4.93%     -2.46%         4.05%
Oppenheimer Main Street - Service Class                                       -20.88%    -5.65%         6.00%
Oppenheimer Main Street Small Cap - Service Class                             -17.90%      N/A         -3.23%
Oppenheimer Multiple Strategies - Service Class                               -12.67%     0.50%         5.41%
Oppenheimer Strategic Bond - Service Class                                     4.57%      1.48%         3.16%
STI Capital Appreciation                                                      -23.73%    -1.01%         6.98%
STI Growth and Income                                                         -22.46%      N/A         -8.59%
STI International Equity                                                      -20.50%    -7.00%        -3.47%
STI Investment Grade Bond                                                      4.90%      3.54%         3.71%
STI Mid-Cap Equity                                                            -30.14%    -4.98%         1.02%
STI Small Cap Value Equity                                                    -3.50%      0.74%         0.21%
STI Value Income Stock                                                        -18.93%    -3.03%         3.84%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.53%         6.32%
Van Kampen LIT Growth and Income - Class II                                   -16.74%     2.53%         5.03%
Van Kampen UIF Active International Allocation - Class II                     -19.90%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                6.28%      1.70%         1.40%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.32%      1.67%         3.97%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.92%      N/A         -1.61%
Putnam VT Global Asset Allocation - Class IB                                  -14.61%    -3.06%         4.09%
Putnam VT Growth and Income - Class IB                                        -20.93%    -3.22%         5.92%
Putnam VT Health Sciences - Class IB                                          -22.25%      N/A         -3.81%
Putnam VT High Yield - Class IB                                               -3.09%     -3.64%         2.85%
Putnam VT Income - Class IB                                                    5.32%      3.21%         4.06%
Putnam VT International Equity - Class IB                                     -19.64%    -0.11%         2.00%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.40%
Putnam VT Money Market - Class IB                                             -1.22%      1.65%         1.75%
Putnam VT New Opportunities - Class IB                                        -32.19%    -7.77%         3.04%
Putnam VT New Value - Class IB                                                -17.62%     0.13%         2.43%
Putnam VT Research - Class IB                                                 -24.07%      N/A         -3.74%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.88%         2.31%
Putnam VT Vista - Class IB                                                    -32.28%    -6.47%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.30%    -3.70%         5.83%
Franklin Growth and Income Securities - Class 2                               -10.50%     2.55%         8.21%
Franklin Small Cap Value Securities - Class 2                                 -11.43%      N/A         -2.02%
Mutual Shares Securities - Class II                                           -13.92%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.73%        -11.81%
Templeton Foreign Securities - Class 2                                        -20.51%    -4.46%         5.13%
Oppenheimer Aggressive Growth - Service Class                                 -29.78%    -4.38%         3.98%
Oppenheimer Capital Appreciation - Service Class                              -28.85%    -0.29%         7.39%
Oppenheimer Global Securities - Service Class                                 -24.24%     2.74%         9.11%
Oppenheimer High Income - Service Class                                       -4.98%     -2.50%         4.00%
Oppenheimer Main Street - Service Class                                       -20.92%    -5.69%         5.95%
Oppenheimer Main Street Small Cap - Service Class                             -17.94%      N/A         -3.28%
Oppenheimer Multiple Strategies - Service Class                               -12.72%     0.45%         5.35%
Oppenheimer Strategic Bond - Service Class                                     4.52%      1.43%         3.11%
STI Capital Appreciation                                                      -23.76%    -1.06%         6.92%
STI Growth and Income                                                         -22.50%      N/A         -8.64%
STI International Equity                                                      -20.54%    -7.04%        -3.52%
STI Investment Grade Bond                                                      4.85%      3.49%         3.66%
STI Mid-Cap Equity                                                            -30.18%    -5.03%         0.97%
STI Small Cap Value Equity                                                    -3.55%      0.69%         0.16%
STI Value Income Stock                                                        -18.97%    -3.08%         3.79%
Van Kampen LIT Emerging Growth - Class II                                     -34.28%     0.48%         6.27%
Van Kampen LIT Growth and Income - Class II                                   -16.78%     2.48%         4.98%
Van Kampen UIF Active International Allocation - Class II                     -19.94%      N/A         -13.74%
Van Kampen UIF Emerging Markets Debt - Class II                                6.23%      1.65%         1.35%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.62%         3.92%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.97%      N/A         -1.66%
Putnam VT Global Asset Allocation - Class IB                                  -14.65%    -3.10%         4.03%
Putnam VT Growth and Income - Class IB                                        -20.97%    -3.27%         5.87%
Putnam VT Health Sciences - Class IB                                          -22.29%      N/A         -3.86%
Putnam VT High Yield - Class IB                                               -3.14%     -3.69%         2.80%
Putnam VT Income - Class IB                                                    5.27%      3.16%         4.00%
Putnam VT International Equity - Class IB                                     -19.68%    -0.16%         1.95%
Putnam VT Investors - Class IB                                                -25.74%      N/A         -9.44%
Putnam VT Money Market - Class IB                                             -1.27%      1.60%         1.70%
Putnam VT New Opportunities - Class IB                                        -32.23%    -7.82%         2.99%
Putnam VT New Value - Class IB                                                -17.67%     0.08%         2.38%
Putnam VT Research - Class IB                                                 -24.11%      N/A         -3.79%
Putnam VT Utilities Growth and Income - Class IB                              -25.95%    -6.93%         2.26%
Putnam VT Vista - Class IB                                                    -32.31%    -6.51%        -2.53%
Putnam VT Voyager - Class IB                                                  -28.34%    -3.75%         5.77%
Franklin Growth and Income Securities - Class 2                               -10.54%     2.50%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -11.47%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -13.96%     1.41%         3.93%
Templeton Developing Markets Securities - Class 2                             -2.57%     -7.78%        -11.85%
Templeton Foreign Securities - Class 2                                        -20.55%    -4.51%         5.08%
Oppenheimer Aggressive Growth - Service Class                                 -29.81%    -4.42%         3.92%
Oppenheimer Capital Appreciation - Service Class                              -28.88%    -0.34%         7.33%
Oppenheimer Global Securities - Service Class                                 -24.27%     2.69%         9.06%
Oppenheimer High Income - Service Class                                       -5.03%     -2.55%         3.94%
Oppenheimer Main Street - Service Class                                       -20.96%    -5.74%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -17.98%      N/A         -3.33%
Oppenheimer Multiple Strategies - Service Class                               -12.76%     0.40%         5.30%
Oppenheimer Strategic Bond - Service Class                                     4.47%      1.38%         3.06%
STI Capital Appreciation                                                      -23.80%    -1.11%         6.87%
STI Growth and Income                                                         -22.54%      N/A         -8.68%
STI International Equity                                                      -20.58%    -7.09%        -3.57%
STI Investment Grade Bond                                                      4.80%      3.44%         3.61%
STI Mid-Cap Equity                                                            -30.21%    -5.08%         0.92%
STI Small Cap Value Equity                                                    -3.60%      0.64%         0.11%
STI Value Income Stock                                                        -19.01%    -3.13%         3.73%
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     0.43%         6.22%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     2.43%         4.93%
Van Kampen UIF Active International Allocation - Class II                     -19.98%      N/A         -13.79%
Van Kampen UIF Emerging Markets Debt - Class II                                6.18%      1.60%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.57%         3.86%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.06%      N/A         -1.75%
Putnam VT Global Asset Allocation - Class IB                                  -14.74%    -3.20%         3.93%
Putnam VT Growth and Income - Class IB                                        -21.05%    -3.37%         5.76%
Putnam VT Health Sciences - Class IB                                          -22.37%      N/A         -3.96%
Putnam VT High Yield - Class IB                                               -3.23%     -3.79%         2.69%
Putnam VT Income - Class IB                                                    5.17%      3.06%         3.90%
Putnam VT International Equity - Class IB                                     -19.76%    -0.26%         1.85%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.53%
Putnam VT Money Market - Class IB                                             -1.36%      1.50%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.91%         2.88%
Putnam VT New Value - Class IB                                                -17.75%    -0.02%         2.27%
Putnam VT Research - Class IB                                                 -24.19%      N/A         -3.88%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -7.02%         2.16%
Putnam VT Vista - Class IB                                                    -32.38%    -6.61%        -2.62%
Putnam VT Voyager - Class IB                                                  -28.41%    -3.84%         5.67%
Franklin Growth and Income Securities - Class 2                               -10.63%     2.40%         8.05%
Franklin Small Cap Value Securities - Class 2                                 -11.56%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -14.05%     1.31%         3.83%
Templeton Developing Markets Securities - Class 2                             -2.67%     -7.87%        -11.94%
Templeton Foreign Securities - Class 2                                        -20.63%    -4.60%         4.98%
Oppenheimer Aggressive Growth - Service Class                                 -29.88%    -4.52%         3.82%
Oppenheimer Capital Appreciation - Service Class                              -28.95%    -0.44%         7.23%
Oppenheimer Global Securities - Service Class                                 -24.35%     2.59%         8.95%
Oppenheimer High Income - Service Class                                       -5.12%     -2.65%         3.84%
Oppenheimer Main Street - Service Class                                       -21.04%    -5.84%         5.79%
Oppenheimer Main Street Small Cap - Service Class                             -18.07%      N/A         -3.42%
Oppenheimer Multiple Strategies - Service Class                               -12.85%     0.30%         5.19%
Oppenheimer Strategic Bond - Service Class                                     4.36%      1.28%         2.95%
STI Capital Appreciation                                                      -23.88%    -1.21%         6.76%
STI Growth and Income                                                         -22.61%      N/A         -8.77%
STI International Equity                                                      -20.66%    -7.18%        -3.67%
STI Investment Grade Bond                                                      4.69%      3.34%         3.51%
STI Mid-Cap Equity                                                            -30.28%    -5.17%         0.81%
STI Small Cap Value Equity                                                    -3.69%      0.54%         0.01%
STI Value Income Stock                                                        -19.10%    -3.23%         3.63%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.33%         6.11%
Van Kampen LIT Growth and Income - Class II                                   -16.91%     2.33%         4.82%
Van Kampen UIF Active International Allocation - Class II                     -20.06%      N/A         -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                                6.07%      1.49%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.51%      1.47%         3.76%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.10%      N/A         -1.80%
Putnam VT Global Asset Allocation - Class IB                                  -14.78%    -3.25%         3.88%
Putnam VT Growth and Income - Class IB                                        -21.09%    -3.42%         5.71%
Putnam VT Health Sciences - Class IB                                          -22.41%      N/A         -4.01%
Putnam VT High Yield - Class IB                                               -3.28%     -3.84%         2.64%
Putnam VT Income - Class IB                                                    5.11%      3.01%         3.85%
Putnam VT International Equity - Class IB                                     -19.80%    -0.31%         1.80%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.58%
Putnam VT Money Market - Class IB                                             -1.41%      1.45%         1.54%
Putnam VT New Opportunities - Class IB                                        -32.33%    -7.96%         2.83%
Putnam VT New Value - Class IB                                                -17.79%    -0.07%         2.22%
Putnam VT Research - Class IB                                                 -24.23%      N/A         -3.93%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -7.07%         2.10%
Putnam VT Vista - Class IB                                                    -32.41%    -6.65%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.44%    -3.89%         5.62%
Franklin Growth and Income Securities - Class 2                               -10.68%     2.35%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -11.61%      N/A         -2.22%
Mutual Shares Securities - Class II                                           -14.09%     1.26%         3.77%
Templeton Developing Markets Securities - Class 2                             -2.72%     -7.92%        -11.98%
Templeton Foreign Securities - Class 2                                        -20.67%    -4.65%         4.92%
Oppenheimer Aggressive Growth - Service Class                                 -29.92%    -4.57%         3.77%
Oppenheimer Capital Appreciation - Service Class                              -28.99%    -0.49%         7.17%
Oppenheimer Global Securities - Service Class                                 -24.39%     2.54%         8.89%
Oppenheimer High Income - Service Class                                       -5.17%     -2.70%         3.79%
Oppenheimer Main Street - Service Class                                       -21.08%    -5.88%         5.74%
Oppenheimer Main Street Small Cap - Service Class                             -18.11%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.89%     0.25%         5.14%
Oppenheimer Strategic Bond - Service Class                                     4.31%      1.23%         2.90%
STI Capital Appreciation                                                      -23.92%    -1.26%         6.71%
STI Growth and Income                                                         -22.65%      N/A         -8.82%
STI International Equity                                                      -20.70%    -7.23%        -3.71%
STI Investment Grade Bond                                                      4.64%      3.28%         3.46%
STI Mid-Cap Equity                                                            -30.32%    -5.22%         0.76%
STI Small Cap Value Equity                                                    -3.74%      0.49%        -0.04%
STI Value Income Stock                                                        -19.14%    -3.28%         3.58%
Van Kampen LIT Emerging Growth - Class II                                     -34.41%     0.28%         6.06%
Van Kampen LIT Growth and Income - Class II                                   -16.95%     2.28%         4.77%
Van Kampen UIF Active International Allocation - Class II                     -20.10%      N/A         -13.92%
Van Kampen UIF Emerging Markets Debt - Class II                                6.02%      1.44%         1.15%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.56%      1.41%         3.71%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.24%      N/A         -1.95%
Putnam VT Global Asset Allocation - Class IB                                  -14.91%    -3.40%         3.72%
Putnam VT Growth and Income - Class IB                                        -21.21%    -3.56%         5.55%
Putnam VT Health Sciences - Class IB                                          -22.53%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -3.43%     -3.98%         2.49%
Putnam VT Income - Class IB                                                    4.96%      2.85%         3.69%
Putnam VT International Equity - Class IB                                     -19.92%    -0.46%         1.64%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.71%
Putnam VT Money Market - Class IB                                             -1.56%      1.30%         1.39%
Putnam VT New Opportunities - Class IB                                        -32.43%    -8.09%         2.68%
Putnam VT New Value - Class IB                                                -17.91%    -0.22%         2.07%
Putnam VT Research - Class IB                                                 -24.34%      N/A         -4.08%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.21%         1.95%
Putnam VT Vista - Class IB                                                    -32.51%    -6.80%        -2.82%
Putnam VT Voyager - Class IB                                                  -28.55%    -4.04%         5.46%
Franklin Growth and Income Securities - Class 2                               -10.81%     2.19%         7.83%
Franklin Small Cap Value Securities - Class 2                                 -11.74%      N/A         -2.37%
Mutual Shares Securities - Class II                                           -14.22%     1.11%         3.62%
Templeton Developing Markets Securities - Class 2                             -2.87%     -8.06%        -12.12%
Templeton Foreign Securities - Class 2                                        -20.79%    -4.79%         4.77%
Oppenheimer Aggressive Growth - Service Class                                 -30.02%    -4.71%         3.61%
Oppenheimer Capital Appreciation - Service Class                              -29.10%    -0.64%         7.01%
Oppenheimer Global Securities - Service Class                                 -24.50%     2.38%         8.73%
Oppenheimer High Income - Service Class                                       -5.31%     -2.85%         3.63%
Oppenheimer Main Street - Service Class                                       -21.20%    -6.02%         5.58%
Oppenheimer Main Street Small Cap - Service Class                             -18.23%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.02%     0.10%         4.98%
Oppenheimer Strategic Bond - Service Class                                     4.15%      1.08%         2.75%
STI Capital Appreciation                                                      -24.03%    -1.41%         6.55%
STI Growth and Income                                                         -22.77%      N/A         -8.95%
STI International Equity                                                      -20.82%    -7.37%        -3.86%
STI Investment Grade Bond                                                      4.48%      3.13%         3.30%
STI Mid-Cap Equity                                                            -30.42%    -5.36%         0.61%
STI Small Cap Value Equity                                                    -3.89%      0.34%        -0.19%
STI Value Income Stock                                                        -19.26%    -3.42%         3.42%
Van Kampen LIT Emerging Growth - Class II                                     -34.51%     0.13%         5.90%
Van Kampen LIT Growth and Income - Class II                                   -17.07%     2.12%         4.61%
Van Kampen UIF Active International Allocation - Class II                     -20.22%      N/A         -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                                5.86%      1.29%         0.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.26%         3.55%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable  Sub-Account                                                         1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.83%      N/A         -1.48%
Putnam VT Global Asset Allocation - Class IB                                  -14.54%    -2.89%         4.39%
Putnam VT Growth and Income - Class IB                                        -20.89%    -3.05%         6.26%
Putnam VT Health Sciences - Class IB                                          -22.22%      N/A         -3.67%
Putnam VT High Yield - Class IB                                               -2.95%     -3.55%         3.11%
Putnam VT Income - Class IB                                                    5.51%      3.40%         4.30%
Putnam VT International Equity - Class IB                                     -19.60%     0.13%         2.27%
Putnam VT Investors - Class IB                                                -25.69%      N/A         -9.30%
Putnam VT Money Market - Class IB                                             -1.07%      1.83%         1.94%
Putnam VT New Opportunities - Class IB                                        -32.22%    -7.59%         3.37%
Putnam VT New Value - Class IB                                                -17.57%     0.32%         2.66%
Putnam VT Research - Class IB                                                 -24.05%      N/A         -3.60%
Putnam VT Utilities Growth and Income - Class IB                              -25.90%    -6.75%         2.60%
Putnam VT Vista - Class IB                                                    -32.30%    -6.28%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.30%    -3.48%         6.19%
Franklin Growth and Income Securities - Class 2                               -10.41%     2.76%         8.55%
Franklin Small Cap Value Securities - Class 2                                 -11.34%      N/A         -1.97%
Mutual Shares Securities - Class II                                           -13.84%     1.66%         4.17%
Templeton Developing Markets Securities - Class 2                             -2.39%     -7.70%        -11.98%
Templeton Foreign Securities - Class 2                                        -20.48%    -4.30%         5.49%
Oppenheimer Aggressive Growth - Service Class                                 -29.79%    -4.16%         4.31%
Oppenheimer Capital Appreciation - Service Class                              -28.85%    -0.04%         7.74%
Oppenheimer Global Securities - Service Class                                 -24.22%     3.01%         9.51%
Oppenheimer High Income - Service Class                                       -4.85%     -2.38%         4.29%
Oppenheimer Main Street - Service Class                                       -20.89%    -5.56%         6.29%
Oppenheimer Main Street Small Cap - Service Class                             -17.89%      N/A         -3.14%
Oppenheimer Multiple Strategies - Service Class                               -12.64%     0.64%         5.66%
Oppenheimer Strategic Bond - Service Class                                     4.70%      1.60%         3.32%
STI Capital Appreciation                                                      -23.74%    -0.84%         7.24%
STI Growth and Income                                                         -22.47%      N/A         -8.53%
STI International Equity                                                      -20.50%    -6.92%        -3.39%
STI Investment Grade Bond                                                      5.03%      3.68%         3.83%
STI Mid-Cap Equity                                                            -30.19%    -4.87%         1.18%
STI Small Cap Value Equity                                                    -3.42%      0.81%         0.21%
STI Value Income Stock                                                        -18.93%    -2.93%         4.04%
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     0.78%         6.61%
Van Kampen LIT Growth and Income - Class II                                   -16.72%     2.73%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -19.90%      N/A         -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                                6.42%      1.76%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.23%      1.76%         4.11%





(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.01%      N/A         -1.68%
Putnam VT Global Asset Allocation - Class IB                                  -14.71%    -3.09%         4.18%
Putnam VT Growth and Income - Class IB                                        -21.05%    -3.25%         6.05%
Putnam VT Health Sciences - Class IB                                          -22.38%      N/A         -3.87%
Putnam VT High Yield - Class IB                                               -3.15%     -3.74%         2.91%
Putnam VT Income - Class IB                                                    5.29%      3.19%         4.09%
Putnam VT International Equity - Class IB                                     -19.76%    -0.07%         2.07%
Putnam VT Investors - Class IB                                                -25.84%      N/A         -9.48%
Putnam VT Money Market - Class IB                                             -1.27%      1.63%         1.73%
Putnam VT New Opportunities - Class IB                                        -32.35%    -7.78%         3.16%
Putnam VT New Value - Class IB                                                -17.74%     0.12%         2.45%
Putnam VT Research - Class IB                                                 -24.21%      N/A         -3.79%
Putnam VT Utilities Growth and Income - Class IB                              -26.05%    -6.94%         2.39%
Putnam VT Vista - Class IB                                                    -32.44%    -6.47%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.45%    -3.67%         5.97%
Franklin Growth and Income Securities - Class 2                               -10.59%     2.55%         8.33%
Franklin Small Cap Value Securities - Class 2                                 -11.52%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -14.02%     1.45%         3.96%
Templeton Developing Markets Securities - Class 2                             -2.58%     -7.89%        -12.17%
Templeton Foreign Securities - Class 2                                        -20.64%    -4.49%         5.27%
Oppenheimer Aggressive Growth - Service Class                                 -29.93%    -4.36%         4.10%
Oppenheimer Capital Appreciation - Service Class                              -29.00%    -0.25%         7.53%
Oppenheimer Global Securities - Service Class                                 -24.37%     2.81%         9.29%
Oppenheimer High Income - Service Class                                       -5.04%     -2.58%         4.08%
Oppenheimer Main Street - Service Class                                       -21.04%    -5.75%         6.07%
Oppenheimer Main Street Small Cap - Service Class                             -18.05%      N/A         -3.34%
Oppenheimer Multiple Strategies - Service Class                               -12.81%     0.44%         5.44%
Oppenheimer Strategic Bond - Service Class                                     4.48%      1.39%         3.11%
STI Capital Appreciation                                                      -23.90%    -1.04%         7.02%
STI Growth and Income                                                         -22.63%      N/A         -8.71%
STI International Equity                                                      -20.66%    -7.11%        -3.59%
STI Investment Grade Bond                                                      4.82%      3.47%         3.62%
STI Mid-Cap Equity                                                            -30.33%    -5.07%         0.98%
STI Small Cap Value Equity                                                    -3.61%      0.61%         0.00%
STI Value Income Stock                                                        -19.09%    -3.13%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     0.58%         6.40%
Van Kampen LIT Growth and Income - Class II                                   -16.89%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -20.06%      N/A         -13.94%
Van Kampen UIF Emerging Markets Debt - Class II                                6.20%      1.55%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.42%      1.56%         3.90%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.06%      N/A         -1.73%
Putnam VT Global Asset Allocation - Class IB                                  -14.76%    -3.14%         4.13%
Putnam VT Growth and Income - Class IB                                        -21.09%    -3.30%         5.99%
Putnam VT Health Sciences - Class IB                                          -22.42%      N/A         -3.92%
Putnam VT High Yield - Class IB                                               -3.20%     -3.79%         2.85%
Putnam VT Income - Class IB                                                    5.24%      3.14%         4.04%
Putnam VT International Equity - Class IB                                     -19.80%    -0.12%         2.02%
Putnam VT Investors - Class IB                                                -25.88%      N/A         -9.53%
Putnam VT Money Market - Class IB                                             -1.32%      1.58%         1.68%
Putnam VT New Opportunities - Class IB                                        -32.39%    -7.83%         3.11%
Putnam VT New Value - Class IB                                                -17.78%     0.07%         2.40%
Putnam VT Research - Class IB                                                 -24.24%      N/A         -3.84%
Putnam VT Utilities Growth and Income - Class IB                              -26.09%    -6.98%         2.34%
Putnam VT Vista - Class IB                                                    -32.47%    -6.51%        -2.47%
Putnam VT Voyager - Class IB                                                  -28.48%    -3.72%         5.92%
Franklin Growth and Income Securities - Class 2                               -10.63%     2.50%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -11.56%      N/A         -2.22%
Mutual Shares Securities - Class II                                           -14.06%     1.40%         3.91%
Templeton Developing Markets Securities - Class 2                             -2.63%     -7.93%        -12.21%
Templeton Foreign Securities - Class 2                                        -20.68%    -4.54%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -29.96%    -4.41%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -29.03%    -0.30%         7.47%
Oppenheimer Global Securities - Service Class                                 -24.41%     2.76%         9.23%
Oppenheimer High Income - Service Class                                       -5.09%     -2.63%         4.02%
Oppenheimer Main Street - Service Class                                       -21.08%    -5.80%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -18.09%      N/A         -3.39%
Oppenheimer Multiple Strategies - Service Class                               -12.86%     0.39%         5.39%
Oppenheimer Strategic Bond - Service Class                                     4.43%      1.34%         3.05%
STI Capital Appreciation                                                      -23.93%    -1.09%         6.97%
STI Growth and Income                                                         -22.66%      N/A         -8.76%
STI International Equity                                                      -20.70%    -7.16%        -3.64%
STI Investment Grade Bond                                                      4.77%      3.42%         3.57%
STI Mid-Cap Equity                                                            -30.37%    -5.12%         0.93%
STI Small Cap Value Equity                                                    -3.66%      0.56%        -0.05%
STI Value Income Stock                                                        -19.13%    -3.18%         3.77%
Van Kampen LIT Emerging Growth - Class II                                     -34.48%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -16.93%     2.47%         4.93%
Van Kampen UIF Active International Allocation - Class II                     -20.10%      N/A         -13.99%
Van Kampen UIF Emerging Markets Debt - Class II                                6.15%      1.50%         1.17%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.47%      1.51%         3.85%



(With the Enhanced  Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.10%      N/A         -1.78%
Putnam VT Global Asset Allocation - Class IB                                  -14.80%    -3.19%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.13%    -3.35%         5.94%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -3.97%
Putnam VT High Yield - Class IB                                               -3.25%     -3.84%         2.80%
Putnam VT Income - Class IB                                                    5.19%      3.09%         3.98%
Putnam VT International Equity - Class IB                                     -19.84%    -0.17%         1.96%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -1.37%      1.52%         1.63%
Putnam VT New Opportunities - Class IB                                        -32.42%    -7.87%         3.06%
Putnam VT New Value - Class IB                                                -17.82%     0.02%         2.35%
Putnam VT Research - Class IB                                                 -24.28%      N/A         -3.89%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.03%         2.29%
Putnam VT Vista - Class IB                                                    -32.51%    -6.56%        -2.52%
Putnam VT Voyager - Class IB                                                  -28.52%    -3.77%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.68%     2.45%         8.22%
Franklin Small Cap Value Securities - Class 2                                 -11.61%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -14.10%     1.35%         3.86%
Templeton Developing Markets Securities - Class 2                             -2.68%     -7.98%        -12.26%
Templeton Foreign Securities - Class 2                                        -20.72%    -4.59%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -30.00%    -4.45%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -29.07%    -0.35%         7.42%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.70%         9.18%
Oppenheimer High Income - Service Class                                       -5.14%     -2.68%         3.97%
Oppenheimer Main Street - Service Class                                       -21.12%    -5.85%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -18.14%      N/A         -3.44%
Oppenheimer Multiple Strategies - Service Class                               -12.90%     0.34%         5.34%
Oppenheimer Strategic Bond - Service Class                                     4.38%      1.29%         3.00%
STI Capital Appreciation                                                      -23.97%    -1.14%         6.91%
STI Growth and Income                                                         -22.70%      N/A         -8.80%
STI International Equity                                                      -20.74%    -7.21%        -3.69%
STI Investment Grade Bond                                                      4.71%      3.37%         3.52%
STI Mid-Cap Equity                                                            -30.40%    -5.16%         0.88%
STI Small Cap Value Equity                                                    -3.71%      0.51%        -0.10%
STI Value Income Stock                                                        -19.17%    -3.22%         3.72%
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     2.42%         4.88%
Van Kampen UIF Active International Allocation - Class II                     -20.14%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                6.10%      1.45%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.52%      1.45%         3.80%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.19%      N/A         -1.88%
Putnam VT Global Asset Allocation - Class IB                                  -14.88%    -3.28%         3.97%
Putnam VT Growth and Income - Class IB                                        -21.21%    -3.45%         5.83%
Putnam VT Health Sciences - Class IB                                          -22.54%      N/A         -4.06%
Putnam VT High Yield - Class IB                                               -3.34%     -3.94%         2.70%
Putnam VT Income - Class IB                                                    5.08%      2.99%         3.88%
Putnam VT International Equity - Class IB                                     -19.92%    -0.27%         1.86%
Putnam VT Investors - Class IB                                                -25.99%      N/A         -9.67%
Putnam VT Money Market - Class IB                                             -1.47%      1.42%         1.53%
Putnam VT New Opportunities - Class IB                                        -32.49%    -7.97%         2.95%
Putnam VT New Value - Class IB                                                -17.90%    -0.08%         2.25%
Putnam VT Research - Class IB                                                 -24.36%      N/A         -3.99%
Putnam VT Utilities Growth and Income - Class IB                              -26.20%    -7.13%         2.18%
Putnam VT Vista - Class IB                                                    -32.57%    -6.66%        -2.62%
Putnam VT Voyager - Class IB                                                  -28.59%    -3.87%         5.76%
Franklin Growth and Income Securities - Class 2                               -10.77%     2.35%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -11.70%      N/A         -2.36%
Mutual Shares Securities - Class II                                           -14.19%     1.25%         3.75%
Templeton Developing Markets Securities - Class 2                             -2.78%     -8.07%        -12.35%
Templeton Foreign Securities - Class 2                                        -20.79%    -4.68%         5.06%
Oppenheimer Aggressive Growth - Service Class                                 -30.07%    -4.55%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -29.14%    -0.45%         7.31%
Oppenheimer Global Securities - Service Class                                 -24.52%     2.60%         9.07%
Oppenheimer High Income - Service Class                                       -5.23%     -2.77%         3.87%
Oppenheimer Main Street - Service Class                                       -21.20%    -5.94%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -18.22%      N/A         -3.54%
Oppenheimer Multiple Strategies - Service Class                               -12.99%     0.23%         5.23%
Oppenheimer Strategic Bond - Service Class                                     4.28%      1.19%         2.90%
STI Capital Appreciation                                                      -24.05%    -1.24%         6.80%
STI Growth and Income                                                         -22.78%      N/A         -8.90%
STI International Equity                                                      -20.82%    -7.30%        -3.78%
STI Investment Grade Bond                                                      4.61%      3.26%         3.41%
STI Mid-Cap Equity                                                            -30.47%    -5.26%         0.77%
STI Small Cap Value Equity                                                    -3.80%      0.40%        -0.20%
STI Value Income Stock                                                        -19.25%    -3.32%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -34.58%     0.38%         6.18%
Van Kampen LIT Growth and Income - Class II                                   -17.06%     2.31%         4.77%
Van Kampen UIF Active International Allocation - Class II                     -20.22%      N/A         -14.12%
Van Kampen UIF Emerging Markets Debt - Class II                                5.99%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.62%      1.35%         3.69%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.23%      N/A         -1.93%
Putnam VT Global Asset Allocation - Class IB                                  -14.93%    -3.33%         3.92%
Putnam VT Growth and Income - Class IB                                        -21.25%    -3.49%         5.78%
Putnam VT Health Sciences - Class IB                                          -22.58%      N/A         -4.11%
Putnam VT High Yield - Class IB                                               -3.39%     -3.99%         2.64%
Putnam VT Income - Class IB                                                    5.03%      2.93%         3.82%
Putnam VT International Equity - Class IB                                     -19.96%    -0.32%         1.81%
Putnam VT Investors - Class IB                                                -26.03%      N/A         -9.71%
Putnam VT Money Market - Class IB                                             -1.52%      1.37%         1.47%
Putnam VT New Opportunities - Class IB                                        -32.52%    -8.01%         2.90%
Putnam VT New Value - Class IB                                                -17.94%    -0.14%         2.20%
Putnam VT Research - Class IB                                                 -24.40%      N/A         -4.03%
Putnam VT Utilities Growth and Income - Class IB                              -26.24%    -7.17%         2.13%
Putnam VT Vista - Class IB                                                    -32.61%    -6.70%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.63%    -3.92%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.81%     2.29%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -11.74%      N/A         -2.41%
Mutual Shares Securities - Class II                                           -14.23%     1.20%         3.70%
Templeton Developing Markets Securities - Class 2                             -2.83%     -8.12%        -12.39%
Templeton Foreign Securities - Class 2                                        -20.83%    -4.73%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -30.11%    -4.60%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -29.18%    -0.50%         7.25%
Oppenheimer Global Securities - Service Class                                 -24.56%     2.55%         9.01%
Oppenheimer High Income - Service Class                                       -5.28%     -2.82%         3.81%
Oppenheimer Main Street - Service Class                                       -21.24%    -5.99%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -18.26%      N/A         -3.59%
Oppenheimer Multiple Strategies - Service Class                               -13.03%     0.18%         5.18%
Oppenheimer Strategic Bond - Service Class                                     4.22%      1.13%         2.84%
STI Capital Appreciation                                                      -24.09%    -1.29%         6.75%
STI Growth and Income                                                         -22.82%      N/A         -8.94%
STI International Equity                                                      -20.86%    -7.35%        -3.83%
STI Investment Grade Bond                                                      4.56%      3.21%         3.36%
STI Mid-Cap Equity                                                            -30.51%    -5.31%         0.72%
STI Small Cap Value Equity                                                    -3.85%      0.35%        -0.25%
STI Value Income Stock                                                        -19.29%    -3.37%         3.56%
Van Kampen LIT Emerging Growth - Class II                                     -34.62%     0.33%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -17.10%     2.26%         4.72%
Van Kampen UIF Active International Allocation - Class II                     -20.26%      N/A         -14.16%
Van Kampen UIF Emerging Markets Debt - Class II                                5.94%      1.30%         0.97%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.67%      1.30%         3.64%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.28%      N/A         -1.98%
Putnam VT Global Asset Allocation - Class IB                                  -14.97%    -3.38%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.29%    -3.54%         5.72%
Putnam VT Health Sciences - Class IB                                          -22.62%      N/A         -4.16%
Putnam VT High Yield - Class IB                                               -3.44%     -4.04%         2.59%
Putnam VT Income - Class IB                                                    4.98%      2.88%         3.77%
Putnam VT International Equity - Class IB                                     -20.00%    -0.37%         1.76%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.76%
Putnam VT Money Market - Class IB                                             -1.57%      1.32%         1.42%
Putnam VT New Opportunities - Class IB                                        -32.56%    -8.06%         2.85%
Putnam VT New Value - Class IB                                                -17.98%    -0.19%         2.14%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.08%
Putnam VT Utilities Growth and Income - Class IB                              -26.27%    -7.22%         2.08%
Putnam VT Vista - Class IB                                                    -32.64%    -6.75%        -2.72%
Putnam VT Voyager - Class IB                                                  -28.66%    -3.97%         5.65%
Franklin Growth and Income Securities - Class 2                               -10.86%     2.24%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -11.78%      N/A         -2.46%
Mutual Shares Securities - Class II                                           -14.28%     1.15%         3.65%
Templeton Developing Markets Securities - Class 2                             -2.88%     -8.17%        -12.44%
Templeton Foreign Securities - Class 2                                        -20.87%    -4.78%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -30.14%    -4.65%         3.79%
Oppenheimer Capital Appreciation - Service Class                              -29.21%    -0.55%         7.20%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.50%         8.96%
Oppenheimer High Income - Service Class                                       -5.33%     -2.87%         3.76%
Oppenheimer Main Street - Service Class                                       -21.28%    -6.04%         5.75%
Oppenheimer Main Street Small Cap - Service Class                             -18.30%      N/A         -3.63%
Oppenheimer Multiple Strategies - Service Class                               -13.07%     0.13%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.17%      1.08%         2.79%
STI Capital Appreciation                                                      -24.13%    -1.34%         6.70%
STI Growth and Income                                                         -22.86%      N/A         -8.99%
STI International Equity                                                      -20.90%    -7.40%        -3.88%
STI Investment Grade Bond                                                      4.50%      3.16%         3.31%
STI Mid-Cap Equity                                                            -30.54%    -5.36%         0.67%
STI Small Cap Value Equity                                                    -3.90%      0.30%        -0.30%
STI Value Income Stock                                                        -19.33%    -3.42%         3.51%
Van Kampen LIT Emerging Growth - Class II                                     -34.65%     0.28%         6.08%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     2.21%         4.67%
Van Kampen UIF Active International Allocation - Class II                     -20.30%      N/A         -14.20%
Van Kampen UIF Emerging Markets Debt - Class II                                5.88%      1.24%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.72%      1.25%         3.59%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.32%      N/A         -2.03%
Putnam VT Global Asset Allocation - Class IB                                  -15.01%    -3.43%         3.81%
Putnam VT Growth and Income - Class IB                                        -21.33%    -3.59%         5.67%
Putnam VT Health Sciences - Class IB                                          -22.65%      N/A         -4.21%
Putnam VT High Yield - Class IB                                               -3.49%     -4.09%         2.54%
Putnam VT Income - Class IB                                                    4.92%      2.83%         3.72%
Putnam VT International Equity - Class IB                                     -20.04%    -0.42%         1.71%
Putnam VT Investors - Class IB                                                -26.10%      N/A         -9.80%
Putnam VT Money Market - Class IB                                             -1.62%      1.27%         1.37%
Putnam VT New Opportunities - Class IB                                        -32.59%    -8.11%         2.80%
Putnam VT New Value - Class IB                                                -18.02%    -0.24%         2.09%
Putnam VT Research - Class IB                                                 -24.47%      N/A         -4.13%
Putnam VT Utilities Growth and Income - Class IB                              -26.31%    -7.27%         2.03%
Putnam VT Vista - Class IB                                                    -32.68%    -6.80%        -2.77%
Putnam VT Voyager - Class IB                                                  -28.70%    -4.02%         5.60%
Franklin Growth and Income Securities - Class 2                               -10.90%     2.19%         7.95%
Franklin Small Cap Value Securities - Class 2                                 -11.83%      N/A         -2.51%
Mutual Shares Securities - Class II                                           -14.32%     1.10%         3.60%
Templeton Developing Markets Securities - Class 2                             -2.92%     -8.21%        -12.48%
Templeton Foreign Securities - Class 2                                        -20.91%    -4.83%         4.90%
Oppenheimer Aggressive Growth - Service Class                                 -30.18%    -4.70%         3.73%
Oppenheimer Capital Appreciation - Service Class                              -29.25%    -0.60%         7.15%
Oppenheimer Global Securities - Service Class                                 -24.64%     2.44%         8.90%
Oppenheimer High Income - Service Class                                       -5.38%     -2.92%         3.71%
Oppenheimer Main Street - Service Class                                       -21.32%    -6.09%         5.70%
Oppenheimer Main Street Small Cap - Service Class                             -18.34%      N/A         -3.68%
Oppenheimer Multiple Strategies - Service Class                               -13.12%     0.08%         5.07%
Oppenheimer Strategic Bond - Service Class                                     4.12%      1.03%         2.74%
STI Capital Appreciation                                                      -24.16%    -1.39%         6.64%
STI Growth and Income                                                         -22.90%      N/A         -9.03%
STI International Equity                                                      -20.94%    -7.44%        -3.93%
STI Investment Grade Bond                                                      4.45%      3.11%         3.25%
STI Mid-Cap Equity                                                            -30.58%    -5.40%         0.62%
STI Small Cap Value Equity                                                    -3.95%      0.25%        -0.35%
STI Value Income Stock                                                        -19.37%    -3.47%         3.46%
Van Kampen LIT Emerging Growth - Class II                                     -34.68%     0.22%         6.02%
Van Kampen LIT Growth and Income - Class II                                   -17.18%     2.16%         4.62%
Van Kampen UIF Active International Allocation - Class II                     -20.34%      N/A         -14.25%
Van Kampen UIF Emerging Markets Debt - Class II                                5.83%      1.19%         0.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.76%      1.20%         3.53%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.37%      N/A         -2.08%
Putnam VT Global Asset Allocation - Class IB                                  -15.05%    -3.48%         3.76%
Putnam VT Growth and Income - Class IB                                        -21.37%    -3.64%         5.62%
Putnam VT Health Sciences - Class IB                                          -22.69%      N/A         -4.26%
Putnam VT High Yield - Class IB                                               -3.54%     -4.14%         2.49%
Putnam VT Income - Class IB                                                    4.87%      2.78%         3.66%
Putnam VT International Equity - Class IB                                     -20.08%    -0.47%         1.65%
Putnam VT Investors - Class IB                                                -26.14%      N/A         -9.85%
Putnam VT Money Market - Class IB                                             -1.67%      1.22%         1.32%
Putnam VT New Opportunities - Class IB                                        -32.63%    -8.15%         2.74%
Putnam VT New Value - Class IB                                                -18.07%    -0.29%         2.04%
Putnam VT Research - Class IB                                                 -24.51%      N/A         -4.18%
Putnam VT Utilities Growth and Income - Class IB                              -26.35%    -7.31%         1.98%
Putnam VT Vista - Class IB                                                    -32.71%    -6.85%        -2.82%
Putnam VT Voyager - Class IB                                                  -28.74%    -4.06%         5.55%
Franklin Growth and Income Securities - Class 2                               -10.94%     2.14%         7.90%
Franklin Small Cap Value Securities - Class 2                                 -11.87%      N/A         -2.56%
Mutual Shares Securities - Class II                                           -14.36%     1.04%         3.54%
Templeton Developing Markets Securities - Class 2                             -2.97%     -8.26%        -12.53%
Templeton Foreign Securities - Class 2                                        -20.95%    -4.88%         4.85%
Oppenheimer Aggressive Growth - Service Class                                 -30.21%    -4.74%         3.68%
Oppenheimer Capital Appreciation - Service Class                              -29.28%    -0.65%         7.09%
Oppenheimer Global Securities - Service Class                                 -24.67%     2.39%         8.85%
Oppenheimer High Income - Service Class                                       -5.43%     -2.97%         3.66%
Oppenheimer Main Street - Service Class                                       -21.36%    -6.13%         5.65%
Oppenheimer Main Street Small Cap - Service Class                             -18.38%      N/A         -3.73%
Oppenheimer Multiple Strategies - Service Class                               -13.16%     0.03%         5.01%
Oppenheimer Strategic Bond - Service Class                                     4.07%      0.98%         2.69%
STI Capital Appreciation                                                      -24.20%    -1.44%         6.59%
STI Growth and Income                                                         -22.94%      N/A         -9.08%
STI International Equity                                                      -20.98%    -7.49%        -3.98%
STI Investment Grade Bond                                                      4.40%      3.06%         3.20%
STI Mid-Cap Equity                                                            -30.61%    -5.45%         0.57%
STI Small Cap Value Equity                                                    -4.00%      0.20%        -0.40%
STI Value Income Stock                                                        -19.41%    -3.52%         3.41%
Van Kampen LIT Emerging Growth - Class II                                     -34.72%     0.17%         5.97%
Van Kampen LIT Growth and Income - Class II                                   -17.22%     2.11%         4.56%
Van Kampen UIF Active International Allocation - Class II                     -20.38%      N/A         -14.29%
Van Kampen UIF Emerging Markets Debt - Class II                                5.78%      1.14%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.81%      1.15%         3.48%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.46%      N/A         -2.18%
Putnam VT Global Asset Allocation - Class IB                                  -15.14%    -3.58%         3.65%
Putnam VT Growth and Income - Class IB                                        -21.45%    -3.74%         5.51%
Putnam VT Health Sciences - Class IB                                          -22.77%      N/A         -4.36%
Putnam VT High Yield - Class IB                                               -3.63%     -4.23%         2.38%
Putnam VT Income - Class IB                                                    4.77%      2.67%         3.56%
Putnam VT International Equity - Class IB                                     -20.16%    -0.57%         1.55%
Putnam VT Investors - Class IB                                                -26.21%      N/A         -9.94%
Putnam VT Money Market - Class IB                                             -1.76%      1.11%         1.22%
Putnam VT New Opportunities - Class IB                                        -32.69%    -8.25%         2.64%
Putnam VT New Value - Class IB                                                -18.15%    -0.39%         1.94%
Putnam VT Research - Class IB                                                 -24.59%      N/A         -4.28%
Putnam VT Utilities Growth and Income - Class IB                              -26.42%    -7.41%         1.87%
Putnam VT Vista - Class IB                                                    -32.78%    -6.94%        -2.92%
Putnam VT Voyager - Class IB                                                  -28.81%    -4.16%         5.44%
Franklin Growth and Income Securities - Class 2                               -11.03%     2.04%         7.79%
Franklin Small Cap Value Securities - Class 2                                 -11.96%      N/A         -2.66%
Mutual Shares Securities - Class II                                           -14.45%     0.94%         3.44%
Templeton Developing Markets Securities - Class 2                             -3.07%     -8.35%        -12.62%
Templeton Foreign Securities - Class 2                                        -21.03%    -4.97%         4.74%
Oppenheimer Aggressive Growth - Service Class                                 -30.28%    -4.84%         3.58%
Oppenheimer Capital Appreciation - Service Class                              -29.35%    -0.75%         6.98%
Oppenheimer Global Securities - Service Class                                 -24.75%     2.29%         8.74%
Oppenheimer High Income - Service Class                                       -5.52%     -3.07%         3.55%
Oppenheimer Main Street - Service Class                                       -21.44%    -6.23%         5.54%
Oppenheimer Main Street Small Cap - Service Class                             -18.47%      N/A         -3.83%
Oppenheimer Multiple Strategies - Service Class                               -13.25%    -0.07%         4.91%
Oppenheimer Strategic Bond - Service Class                                     3.96%      0.88%         2.58%
STI Capital Appreciation                                                      -24.28%    -1.54%         6.48%
STI Growth and Income                                                         -23.01%      N/A         -9.17%
STI International Equity                                                      -21.06%    -7.58%        -4.08%
STI Investment Grade Bond                                                      4.29%      2.95%         3.10%
STI Mid-Cap Equity                                                            -30.68%    -5.55%         0.47%
STI Small Cap Value Equity                                                    -4.09%      0.10%        -0.50%
STI Value Income Stock                                                        -19.50%    -3.62%         3.30%
Van Kampen LIT Emerging Growth - Class II                                     -34.78%     0.07%         5.86%
Van Kampen LIT Growth and Income - Class II                                   -17.31%     2.00%         4.46%
Van Kampen UIF Active International Allocation - Class II                     -20.46%      N/A         -14.38%
Van Kampen UIF Emerging Markets Debt - Class II                                5.67%      1.04%         0.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.91%      1.04%         3.38%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.50%      N/A         -2.23%
Putnam VT Global Asset Allocation - Class IB                                  -15.18%    -3.63%         3.60%
Putnam VT Growth and Income - Class IB                                        -21.49%    -3.79%         5.46%
Putnam VT Health Sciences - Class IB                                          -22.81%      N/A         -4.40%
Putnam VT High Yield - Class IB                                               -3.68%     -4.28%         2.33%
Putnam VT Income - Class IB                                                    4.71%      2.62%         3.51%
Putnam VT International Equity - Class IB                                     -20.20%    -0.62%         1.50%
Putnam VT Investors - Class IB                                                -26.25%      N/A         -9.99%
Putnam VT Money Market - Class IB                                             -1.81%      1.06%         1.16%
Putnam VT New Opportunities - Class IB                                        -32.73%    -8.29%         2.59%
Putnam VT New Value - Class IB                                                -18.19%    -0.44%         1.89%
Putnam VT Research - Class IB                                                 -24.63%      N/A         -4.33%
Putnam VT Utilities Growth and Income - Class IB                              -26.46%    -7.46%         1.82%
Putnam VT Vista - Class IB                                                    -32.81%    -6.99%        -2.97%
Putnam VT Voyager - Class IB                                                  -28.84%    -4.21%         5.39%
Franklin Growth and Income Securities - Class 2                               -11.08%     1.98%         7.73%
Franklin Small Cap Value Securities - Class 2                                 -12.01%      N/A         -2.71%
Mutual Shares Securities - Class II                                           -14.49%     0.89%         3.39%
Templeton Developing Markets Securities - Class 2                             -3.12%     -8.40%        -12.67%
Templeton Foreign Securities - Class 2                                        -21.07%    -5.02%         4.69%
Oppenheimer Aggressive Growth - Service Class                                 -30.32%    -4.89%         3.52%
Oppenheimer Capital Appreciation - Service Class                              -29.39%    -0.80%         6.93%
Oppenheimer Global Securities - Service Class                                 -24.79%     2.24%         8.68%
Oppenheimer High Income - Service Class                                       -5.57%     -3.12%         3.50%
Oppenheimer Main Street - Service Class                                       -21.48%    -6.28%         5.49%
Oppenheimer Main Street Small Cap - Service Class                             -18.51%      N/A         -3.88%
Oppenheimer Multiple Strategies - Service Class                               -13.29%    -0.12%         4.86%
Oppenheimer Strategic Bond - Service Class                                     3.91%      0.83%         2.53%
STI Capital Appreciation                                                      -24.32%    -1.59%         6.43%
STI Growth and Income                                                         -23.05%      N/A         -9.22%
STI International Equity                                                      -21.10%    -7.63%        -4.12%
STI Investment Grade Bond                                                      4.24%      2.90%         3.04%
STI Mid-Cap Equity                                                            -30.72%    -5.60%         0.42%
STI Small Cap Value Equity                                                    -4.14%      0.05%        -0.55%
STI Value Income Stock                                                        -19.54%    -3.67%         3.25%
Van Kampen LIT Emerging Growth - Class II                                     -34.81%     0.02%         5.81%
Van Kampen LIT Growth and Income - Class II                                   -17.35%     1.95%         4.40%
Van Kampen UIF Active International Allocation - Class II                     -20.50%      N/A         -14.42%
Van Kampen UIF Emerging Markets Debt - Class II                                5.62%      0.99%         0.66%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.96%      0.99%         3.32%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.64%      N/A         -2.38%
Putnam VT Global Asset Allocation - Class IB                                  -15.31%    -3.77%         3.44%
Putnam VT Growth and Income - Class IB                                        -21.61%    -3.93%         5.30%
Putnam VT Health Sciences - Class IB                                          -22.93%      N/A         -4.55%
Putnam VT High Yield - Class IB                                               -3.83%     -4.43%         2.17%
Putnam VT Income - Class IB                                                    4.56%      2.47%         3.35%
Putnam VT International Equity - Class IB                                     -20.32%    -0.78%         1.35%
Putnam VT Investors - Class IB                                                -26.36%      N/A         -10.12%
Putnam VT Money Market - Class IB                                             -1.96%      0.91%         1.01%
Putnam VT New Opportunities - Class IB                                        -32.83%    -8.43%         2.43%
Putnam VT New Value - Class IB                                                -18.31%    -0.59%         1.73%
Putnam VT Research - Class IB                                                 -24.74%      N/A         -4.47%
Putnam VT Utilities Growth and Income - Class IB                              -26.57%    -7.60%         1.67%
Putnam VT Vista - Class IB                                                    -32.91%    -7.13%        -3.12%
Putnam VT Voyager - Class IB                                                  -28.95%    -4.35%         5.23%
Franklin Growth and Income Securities - Class 2                               -11.21%     1.83%         7.57%
Franklin Small Cap Value Securities - Class 2                                 -12.14%      N/A         -2.86%
Mutual Shares Securities - Class II                                           -14.62%     0.74%         3.23%
Templeton Developing Markets Securities - Class 2                             -3.27%     -8.54%        -12.80%
Templeton Foreign Securities - Class 2                                        -21.19%    -5.17%         4.53%
Oppenheimer Aggressive Growth - Service Class                                 -30.42%    -5.03%         3.37%
Oppenheimer Capital Appreciation - Service Class                              -29.50%    -0.95%         6.77%
Oppenheimer Global Securities - Service Class                                 -24.90%     2.08%         8.52%
Oppenheimer High Income - Service Class                                       -5.71%     -3.27%         3.34%
Oppenheimer Main Street - Service Class                                       -21.60%    -6.42%         5.33%
Oppenheimer Main Street Small Cap - Service Class                             -18.63%      N/A         -4.02%
Oppenheimer Multiple Strategies - Service Class                               -13.42%    -0.27%         4.70%
Oppenheimer Strategic Bond - Service Class                                     3.75%      0.67%         2.37%
STI Capital Appreciation                                                      -24.43%    -1.74%         6.27%
STI Growth and Income                                                         -23.17%      N/A         -9.36%
STI International Equity                                                      -21.22%    -7.77%        -4.27%
STI Investment Grade Bond                                                      4.08%      2.74%         2.89%
STI Mid-Cap Equity                                                            -30.82%    -5.74%         0.26%
STI Small Cap Value Equity                                                    -4.29%     -0.10%        -0.70%
STI Value Income Stock                                                        -19.66%    -3.81%         3.09%
Van Kampen LIT Emerging Growth - Class II                                     -34.91%    -0.13%         5.65%
Van Kampen LIT Growth and Income - Class II                                   -17.47%     1.80%         4.25%
Van Kampen UIF Active International Allocation - Class II                     -20.62%      N/A         -14.55%
Van Kampen UIF Emerging Markets Debt - Class II                                5.46%      0.83%         0.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.10%      0.84%         3.17%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.98%      N/A         -1.64%
Putnam VT Global Asset Allocation - Class IB                                  -14.69%    -3.03%         4.29%
Putnam VT Growth and Income - Class IB                                        -21.04%    -3.19%         6.17%
Putnam VT Health Sciences - Class IB                                          -22.37%      N/A         -3.82%
Putnam VT High Yield - Class IB                                               -3.10%     -3.72%         3.00%
Putnam VT Income - Class IB                                                    5.36%      3.26%         4.17%
Putnam VT International Equity - Class IB                                     -19.75%     0.02%         2.16%
Putnam VT Investors - Class IB                                                -25.84%      N/A         -9.45%
Putnam VT Money Market - Class IB                                             -1.22%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.37%    -7.72%         3.28%
Putnam VT New Value - Class IB                                                -17.72%     0.18%         2.54%
Putnam VT Research - Class IB                                                 -24.20%      N/A         -3.74%
Putnam VT Utilities Growth and Income - Class IB                              -26.05%    -6.89%         2.49%
Putnam VT Vista - Class IB                                                    -32.45%    -6.40%        -2.34%
Putnam VT Voyager - Class IB                                                  -28.45%    -3.60%         6.10%
Franklin Growth and Income Securities - Class 2                               -10.56%     2.63%         8.46%
Franklin Small Cap Value Securities - Class 2                                 -11.49%      N/A         -2.15%
Mutual Shares Securities - Class II                                           -13.99%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.54%     -7.88%        -12.24%
Templeton Foreign Securities - Class 2                                        -20.63%    -4.44%         5.40%
Oppenheimer Aggressive Growth - Service Class                                 -29.94%    -4.28%         4.22%
Oppenheimer Capital Appreciation - Service Class                              -29.00%    -0.16%         7.65%
Oppenheimer Global Securities - Service Class                                 -24.37%     2.90%         9.43%
Oppenheimer High Income - Service Class                                       -5.00%     -2.54%         4.18%
Oppenheimer Main Street - Service Class                                       -21.04%    -5.71%         6.19%
Oppenheimer Main Street Small Cap - Service Class                             -18.04%      N/A         -3.30%
Oppenheimer Multiple Strategies - Service Class                               -12.79%     0.50%         5.55%
Oppenheimer Strategic Bond - Service Class                                     4.55%      1.45%         3.18%
STI Capital Appreciation                                                      -23.89%    -0.97%         7.13%
STI Growth and Income                                                         -22.62%      N/A         -8.68%
STI International Equity                                                      -20.65%    -7.07%        -3.54%
STI Investment Grade Bond                                                      4.88%      3.54%         3.68%
STI Mid-Cap Equity                                                            -30.34%    -5.02%         1.06%
STI Small Cap Value Equity                                                    -3.57%      0.65%         0.01%
STI Value Income Stock                                                        -19.08%    -3.08%         3.91%
Van Kampen LIT Emerging Growth - Class II                                     -34.47%     0.69%         6.52%
Van Kampen LIT Growth and Income - Class II                                   -16.87%     2.61%         5.06%
Van Kampen UIF Active International Allocation - Class II                     -20.05%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                6.27%      1.59%         1.24%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.38%      1.61%         3.97%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.16%      N/A         -1.84%
Putnam VT Global Asset Allocation - Class IB                                  -14.86%    -3.23%         4.08%
Putnam VT Growth and Income - Class IB                                        -21.20%    -3.39%         5.95%
Putnam VT Health Sciences - Class IB                                          -22.53%      N/A         -4.02%
Putnam VT High Yield - Class IB                                               -3.30%     -3.91%         2.79%
Putnam VT Income - Class IB                                                    5.14%      3.05%         3.96%
Putnam VT International Equity - Class IB                                     -19.91%    -0.19%         1.96%
Putnam VT Investors - Class IB                                                -25.99%      N/A         -9.64%
Putnam VT Money Market - Class IB                                             -1.42%      1.48%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.50%    -7.91%         3.07%
Putnam VT New Value - Class IB                                                -17.89%    -0.02%         2.33%
Putnam VT Research - Class IB                                                 -24.36%      N/A         -3.94%
Putnam VT Utilities Growth and Income - Class IB                              -26.20%    -7.08%         2.29%
Putnam VT Vista - Class IB                                                    -32.59%    -6.59%        -2.54%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.79%         5.89%
Franklin Growth and Income Securities - Class 2                               -10.74%     2.42%         8.24%
Franklin Small Cap Value Securities - Class 2                                 -11.67%      N/A         -2.35%
Mutual Shares Securities - Class II                                           -14.17%     1.32%         3.82%
Templeton Developing Markets Securities - Class 2                             -2.73%     -8.07%        -12.42%
Templeton Foreign Securities - Class 2                                        -20.79%    -4.63%         5.19%
Oppenheimer Aggressive Growth - Service Class                                 -30.08%    -4.48%         4.01%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.36%         7.44%
Oppenheimer Global Securities - Service Class                                 -24.52%     2.70%         9.21%
Oppenheimer High Income - Service Class                                       -5.19%     -2.74%         3.97%
Oppenheimer Main Street - Service Class                                       -21.19%    -5.90%         5.98%
Oppenheimer Main Street Small Cap - Service Class                             -18.20%      N/A         -3.49%
Oppenheimer Multiple Strategies - Service Class                               -12.96%     0.30%         5.34%
Oppenheimer Strategic Bond - Service Class                                     4.33%      1.24%         2.97%
STI Capital Appreciation                                                      -24.05%    -1.17%         6.91%
STI Growth and Income                                                         -22.78%      N/A         -8.86%
STI International Equity                                                      -20.81%    -7.26%        -3.74%
STI Investment Grade Bond                                                      4.67%      3.33%         3.47%
STI Mid-Cap Equity                                                            -30.48%    -5.21%         0.85%
STI Small Cap Value Equity                                                    -3.76%      0.44%        -0.19%
STI Value Income Stock                                                        -19.24%    -3.27%         3.70%
Van Kampen LIT Emerging Growth - Class II                                     -34.60%     0.48%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -17.04%     2.40%         4.85%
Van Kampen UIF Active International Allocation - Class II                     -20.21%      N/A         -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                                6.05%      1.38%         1.04%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.57%      1.40%         3.76%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.21%      N/A         -1.89%
Putnam VT Global Asset Allocation - Class IB                                  -14.91%    -3.28%         4.02%
Putnam VT Growth and Income - Class IB                                        -21.24%    -3.44%         5.90%
Putnam VT Health Sciences - Class IB                                          -22.57%      N/A         -4.07%
Putnam VT High Yield - Class IB                                               -3.35%     -3.96%         2.74%
Putnam VT Income - Class IB                                                    5.09%      3.00%         3.91%
Putnam VT International Equity - Class IB                                     -19.95%    -0.24%         1.90%
Putnam VT Investors - Class IB                                                -26.03%      N/A         -9.68%
Putnam VT Money Market - Class IB                                             -1.47%      1.43%         1.54%
Putnam VT New Opportunities - Class IB                                        -32.54%    -7.95%         3.02%
Putnam VT New Value - Class IB                                                -17.93%    -0.07%         2.28%
Putnam VT Research - Class IB                                                 -24.39%      N/A         -3.99%
Putnam VT Utilities Growth and Income - Class IB                              -26.24%    -7.13%         2.23%
Putnam VT Vista - Class IB                                                    -32.62%    -6.64%        -2.59%
Putnam VT Voyager - Class IB                                                  -28.63%    -3.84%         5.83%
Franklin Growth and Income Securities - Class 2                               -10.78%     2.37%         8.18%
Franklin Small Cap Value Securities - Class 2                                 -11.71%      N/A         -2.40%
Mutual Shares Securities - Class II                                           -14.21%     1.26%         3.76%
Templeton Developing Markets Securities - Class 2                             -2.78%     -8.11%        -12.47%
Templeton Foreign Securities - Class 2                                        -20.83%    -4.68%         5.13%
Oppenheimer Aggressive Growth - Service Class                                 -30.11%    -4.53%         3.96%
Oppenheimer Capital Appreciation - Service Class                              -29.18%    -0.41%         7.38%
Oppenheimer Global Securities - Service Class                                 -24.56%     2.64%         9.16%
Oppenheimer High Income - Service Class                                       -5.24%     -2.78%         3.92%
Oppenheimer Main Street - Service Class                                       -21.23%    -5.95%         5.93%
Oppenheimer Main Street Small Cap - Service Class                             -18.24%      N/A         -3.54%
Oppenheimer Multiple Strategies - Service Class                               -13.01%     0.25%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.28%      1.19%         2.91%
STI Capital Appreciation                                                      -24.08%    -1.22%         6.86%
STI Growth and Income                                                         -22.81%      N/A         -8.91%
STI International Equity                                                      -20.85%    -7.31%        -3.79%
STI Investment Grade Bond                                                      4.62%      3.28%         3.41%
STI Mid-Cap Equity                                                            -30.52%    -5.26%         0.80%
STI Small Cap Value Equity                                                    -3.81%      0.39%        -0.24%
STI Value Income Stock                                                        -19.28%    -3.32%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -34.63%     0.43%         6.25%
Van Kampen LIT Growth and Income - Class II                                   -17.08%     2.35%         4.80%
Van Kampen UIF Active International Allocation - Class II                     -20.25%      N/A         -14.18%
Van Kampen UIF Emerging Markets Debt - Class II                                6.00%      1.33%         0.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.62%      1.35%         3.71%



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.25%      N/A         -1.94%
Putnam VT Global Asset Allocation - Class IB                                  -14.95%    -3.33%         3.97%
Putnam VT Growth and Income - Class IB                                        -21.28%    -3.49%         5.84%
Putnam VT Health Sciences - Class IB                                          -22.61%      N/A         -4.12%
Putnam VT High Yield - Class IB                                               -3.40%     -4.01%         2.68%
Putnam VT Income - Class IB                                                    5.04%      2.94%         3.85%
Putnam VT International Equity - Class IB                                     -19.99%    -0.29%         1.85%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.73%
Putnam VT Money Market - Class IB                                             -1.52%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -32.57%    -8.00%         2.96%
Putnam VT New Value - Class IB                                                -17.97%    -0.12%         2.22%
Putnam VT Research - Class IB                                                 -24.43%      N/A         -4.04%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.18%         2.18%
Putnam VT Vista - Class IB                                                    -32.66%    -6.69%        -2.63%
Putnam VT Voyager - Class IB                                                  -28.67%    -3.89%         5.78%
Franklin Growth and Income Securities - Class 2                               -10.83%     2.31%         8.13%
Franklin Small Cap Value Securities - Class 2                                 -11.76%      N/A         -2.45%
Mutual Shares Securities - Class II                                           -14.25%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -2.83%     -8.16%        -12.52%
Templeton Foreign Securities - Class 2                                        -20.87%    -4.73%         5.08%
Oppenheimer Aggressive Growth - Service Class                                 -30.15%    -4.57%         3.91%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.46%         7.33%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.59%         9.10%
Oppenheimer High Income - Service Class                                       -5.29%     -2.83%         3.86%
Oppenheimer Main Street - Service Class                                       -21.27%    -5.99%         5.87%
Oppenheimer Main Street Small Cap - Service Class                             -18.29%      N/A         -3.59%
Oppenheimer Multiple Strategies - Service Class                               -13.05%     0.20%         5.23%
Oppenheimer Strategic Bond - Service Class                                     4.23%      1.14%         2.86%
STI Capital Appreciation                                                      -24.12%    -1.27%         6.81%
STI Growth and Income                                                         -22.85%      N/A         -8.95%
STI International Equity                                                      -20.89%    -7.36%        -3.84%
STI Investment Grade Bond                                                      4.56%      3.23%         3.36%
STI Mid-Cap Equity                                                            -30.55%    -5.31%         0.75%
STI Small Cap Value Equity                                                    -3.86%      0.34%        -0.29%
STI Value Income Stock                                                        -19.32%    -3.37%         3.60%
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     0.38%         6.20%
Van Kampen LIT Growth and Income - Class II                                   -17.12%     2.30%         4.74%
Van Kampen UIF Active International Allocation - Class II                     -20.29%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                5.95%      1.28%         0.93%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.67%      1.30%         3.65%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.34%      N/A         -2.04%
Putnam VT Global Asset Allocation - Class IB                                  -15.03%    -3.42%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.36%    -3.59%         5.74%
Putnam VT Health Sciences - Class IB                                          -22.69%      N/A         -4.21%
Putnam VT High Yield - Class IB                                               -3.49%     -4.11%         2.58%
Putnam VT Income - Class IB                                                    4.93%      2.84%         3.75%
Putnam VT International Equity - Class IB                                     -20.07%    -0.39%         1.75%
Putnam VT Investors - Class IB                                                -26.14%      N/A         -9.82%
Putnam VT Money Market - Class IB                                             -1.62%      1.28%         1.38%
Putnam VT New Opportunities - Class IB                                        -32.64%    -8.09%         2.86%
Putnam VT New Value - Class IB                                                -18.05%    -0.22%         2.12%
Putnam VT Research - Class IB                                                 -24.51%      N/A         -4.13%
Putnam VT Utilities Growth and Income - Class IB                              -26.35%    -7.27%         2.08%
Putnam VT Vista - Class IB                                                    -32.72%    -6.78%        -2.73%
Putnam VT Voyager - Class IB                                                  -28.74%    -3.99%         5.67%
Franklin Growth and Income Securities - Class 2                               -10.92%     2.21%         8.02%
Franklin Small Cap Value Securities - Class 2                                 -11.85%      N/A         -2.55%
Mutual Shares Securities - Class II                                           -14.34%     1.11%         3.61%
Templeton Developing Markets Securities - Class 2                             -2.93%     -8.25%        -12.61%
Templeton Foreign Securities - Class 2                                        -20.94%    -4.82%         4.97%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.67%         3.80%
Oppenheimer Capital Appreciation - Service Class                              -29.29%    -0.56%         7.22%
Oppenheimer Global Securities - Service Class                                 -24.67%     2.49%         8.99%
Oppenheimer High Income - Service Class                                       -5.38%     -2.93%         3.76%
Oppenheimer Main Street - Service Class                                       -21.35%    -6.09%         5.77%
Oppenheimer Main Street Small Cap - Service Class                             -18.37%      N/A         -3.69%
Oppenheimer Multiple Strategies - Service Class                               -13.14%     0.10%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.13%      1.03%         2.75%
STI Capital Appreciation                                                      -24.20%    -1.37%         6.70%
STI Growth and Income                                                         -22.93%      N/A         -9.05%
STI International Equity                                                      -20.97%    -7.45%        -3.94%
STI Investment Grade Bond                                                      4.46%      3.12%         3.26%
STI Mid-Cap Equity                                                            -30.62%    -5.40%         0.64%
STI Small Cap Value Equity                                                    -3.95%      0.24%        -0.39%
STI Value Income Stock                                                        -19.40%    -3.47%         3.49%
Van Kampen LIT Emerging Growth - Class II                                     -34.73%     0.28%         6.09%
Van Kampen LIT Growth and Income - Class II                                   -17.21%     2.19%         4.64%
Van Kampen UIF Active International Allocation - Class II                     -20.37%      N/A         -14.31%
Van Kampen UIF Emerging Markets Debt - Class II                                5.84%      1.17%         0.83%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.77%      1.19%         3.55%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.38%      N/A         -2.09%
Putnam VT Global Asset Allocation - Class IB                                  -15.08%    -3.47%         3.81%
Putnam VT Growth and Income - Class IB                                        -21.40%    -3.63%         5.68%
Putnam VT Health Sciences - Class IB                                          -22.73%      N/A         -4.26%
Putnam VT High Yield - Class IB                                               -3.54%     -4.16%         2.53%
Putnam VT Income - Class IB                                                    4.88%      2.79%         3.69%
Putnam VT International Equity - Class IB                                     -20.11%    -0.44%         1.70%
Putnam VT Investors - Class IB                                                -26.18%      N/A         -9.87%
Putnam VT Money Market - Class IB                                             -1.67%      1.22%         1.33%
Putnam VT New Opportunities - Class IB                                        -32.67%    -8.14%         2.81%
Putnam VT New Value - Class IB                                                -18.09%    -0.28%         2.07%
Putnam VT Research - Class IB                                                 -24.55%      N/A         -4.18%
Putnam VT Utilities Growth and Income - Class IB                              -26.39%    -7.32%         2.02%
Putnam VT Vista - Class IB                                                    -32.76%    -6.83%        -2.78%
Putnam VT Voyager - Class IB                                                  -28.78%    -4.04%         5.62%
Franklin Growth and Income Securities - Class 2                               -10.96%     2.16%         7.96%
Franklin Small Cap Value Securities - Class 2                                 -11.89%      N/A         -2.60%
Mutual Shares Securities - Class II                                           -14.38%     1.06%         3.55%
Templeton Developing Markets Securities - Class 2                             -2.98%     -8.30%        -12.65%
Templeton Foreign Securities - Class 2                                        -20.98%    -4.87%         4.92%
Oppenheimer Aggressive Growth - Service Class                                 -30.26%    -4.72%         3.75%
Oppenheimer Capital Appreciation - Service Class                              -29.33%    -0.61%         7.16%
Oppenheimer Global Securities - Service Class                                 -24.71%     2.44%         8.94%
Oppenheimer High Income - Service Class                                       -5.43%     -2.98%         3.70%
Oppenheimer Main Street - Service Class                                       -21.39%    -6.14%         5.71%
Oppenheimer Main Street Small Cap - Service Class                             -18.41%      N/A         -3.74%
Oppenheimer Multiple Strategies - Service Class                               -13.18%     0.04%         5.07%
Oppenheimer Strategic Bond - Service Class                                     4.07%      0.98%         2.70%
STI Capital Appreciation                                                      -24.24%    -1.42%         6.64%
STI Growth and Income                                                         -22.97%      N/A         -9.09%
STI International Equity                                                      -21.01%    -7.50%        -3.99%
STI Investment Grade Bond                                                      4.41%      3.07%         3.20%
STI Mid-Cap Equity                                                            -30.66%    -5.45%         0.59%
STI Small Cap Value Equity                                                    -4.00%      0.19%        -0.44%
STI Value Income Stock                                                        -19.44%    -3.52%         3.44%
Van Kampen LIT Emerging Growth - Class II                                     -34.77%     0.23%         6.04%
Van Kampen LIT Growth and Income - Class II                                   -17.25%     2.14%         4.58%
Van Kampen UIF Active International Allocation - Class II                     -20.41%      N/A         -14.35%
Van Kampen UIF Emerging Markets Debt - Class II                                5.79%      1.12%         0.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.82%      1.14%         3.49%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.43%      N/A         -2.14%
Putnam VT Global Asset Allocation - Class IB                                  -15.12%    -3.52%         3.76%
Putnam VT Growth and Income - Class IB                                        -21.44%    -3.68%         5.63%
Putnam VT Health Sciences - Class IB                                          -22.77%      N/A         -4.31%
Putnam VT High Yield - Class IB                                               -3.59%     -4.21%         2.47%
Putnam VT Income - Class IB                                                    4.83%      2.74%         3.64%
Putnam VT International Equity - Class IB                                     -20.15%    -0.49%         1.65%
Putnam VT Investors - Class IB                                                -26.22%      N/A         -9.91%
Putnam VT Money Market - Class IB                                             -1.72%      1.17%         1.28%
Putnam VT New Opportunities - Class IB                                        -32.71%    -8.19%         2.76%
Putnam VT New Value - Class IB                                                -18.13%    -0.33%         2.02%
Putnam VT Research - Class IB                                                 -24.59%      N/A         -4.23%
Putnam VT Utilities Growth and Income - Class IB                              -26.42%    -7.37%         1.97%
Putnam VT Vista - Class IB                                                    -32.79%    -6.88%        -2.83%
Putnam VT Voyager - Class IB                                                  -28.81%    -4.09%         5.57%
Franklin Growth and Income Securities - Class 2                               -11.01%     2.11%         7.91%
Franklin Small Cap Value Securities - Class 2                                 -11.93%      N/A         -2.65%
Mutual Shares Securities - Class II                                           -14.43%     1.01%         3.50%
Templeton Developing Markets Securities - Class 2                             -3.03%     -8.35%        -12.70%
Templeton Foreign Securities - Class 2                                        -21.02%    -4.92%         4.87%
Oppenheimer Aggressive Growth - Service Class                                 -30.29%    -4.77%         3.69%
Oppenheimer Capital Appreciation - Service Class                              -29.36%    -0.66%         7.11%
Oppenheimer Global Securities - Service Class                                 -24.75%     2.38%         8.88%
Oppenheimer High Income - Service Class                                       -5.48%     -3.03%         3.65%
Oppenheimer Main Street - Service Class                                       -21.43%    -6.19%         5.66%
Oppenheimer Main Street Small Cap - Service Class                             -18.45%      N/A         -3.79%
Oppenheimer Multiple Strategies - Service Class                               -13.22%    -0.01%         5.01%
Oppenheimer Strategic Bond - Service Class                                     4.02%      0.93%         2.65%
STI Capital Appreciation                                                      -24.28%    -1.47%         6.59%
STI Growth and Income                                                         -23.01%      N/A         -9.14%
STI International Equity                                                      -21.05%    -7.55%        -4.04%
STI Investment Grade Bond                                                      4.35%      3.02%         3.15%
STI Mid-Cap Equity                                                            -30.69%    -5.50%         0.54%
STI Small Cap Value Equity                                                    -4.05%      0.14%        -0.50%
STI Value Income Stock                                                        -19.48%    -3.57%         3.39%
Van Kampen LIT Emerging Growth - Class II                                     -34.80%     0.18%         5.98%
Van Kampen LIT Growth and Income - Class II                                   -17.29%     2.09%         4.53%
Van Kampen UIF Active International Allocation - Class II                     -20.45%      N/A         -14.39%
Van Kampen UIF Emerging Markets Debt - Class II                                5.73%      1.07%         0.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.87%      1.09%         3.44%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.47%      N/A         -2.19%
Putnam VT Global Asset Allocation - Class IB                                  -15.16%    -3.57%         3.71%
Putnam VT Growth and Income - Class IB                                        -21.48%    -3.73%         5.57%
Putnam VT Health Sciences - Class IB                                          -22.80%      N/A         -4.36%
Putnam VT High Yield - Class IB                                               -3.64%     -4.25%         2.42%
Putnam VT Income - Class IB                                                    4.77%      2.68%         3.59%
Putnam VT International Equity - Class IB                                     -20.19%    -0.54%         1.59%
Putnam VT Investors - Class IB                                                -26.25%      N/A         -9.96%
Putnam VT Money Market - Class IB                                             -1.77%      1.12%         1.23%
Putnam VT New Opportunities - Class IB                                        -32.74%    -8.24%         2.70%
Putnam VT New Value - Class IB                                                -18.17%    -0.38%         1.96%
Putnam VT Research - Class IB                                                 -24.62%      N/A         -4.28%
Putnam VT Utilities Growth and Income - Class IB                              -26.46%    -7.41%         1.92%
Putnam VT Vista - Class IB                                                    -32.83%    -6.92%        -2.88%
Putnam VT Voyager - Class IB                                                  -28.85%    -4.14%         5.51%
Franklin Growth and Income Securities - Class 2                               -11.05%     2.05%         7.85%
Franklin Small Cap Value Securities - Class 2                                 -11.98%      N/A         -2.70%
Mutual Shares Securities - Class II                                           -14.47%     0.96%         3.45%
Templeton Developing Markets Securities - Class 2                             -3.07%     -8.40%        -12.75%
Templeton Foreign Securities - Class 2                                        -21.06%    -4.97%         4.81%
Oppenheimer Aggressive Growth - Service Class                                 -30.33%    -4.82%         3.64%
Oppenheimer Capital Appreciation - Service Class                              -29.40%    -0.71%         7.05%
Oppenheimer Global Securities - Service Class                                 -24.79%     2.33%         8.83%
Oppenheimer High Income - Service Class                                       -5.53%     -3.08%         3.60%
Oppenheimer Main Street - Service Class                                       -21.47%    -6.23%         5.60%
Oppenheimer Main Street Small Cap - Service Class                             -18.49%      N/A         -3.84%
Oppenheimer Multiple Strategies - Service Class                               -13.27%    -0.06%         4.96%
Oppenheimer Strategic Bond - Service Class                                     3.97%      0.88%         2.60%
STI Capital Appreciation                                                      -24.31%    -1.52%         6.54%
STI Growth and Income                                                         -23.05%      N/A         -9.19%
STI International Equity                                                      -21.09%    -7.59%        -4.09%
STI Investment Grade Bond                                                      4.30%      2.96%         3.10%
STI Mid-Cap Equity                                                            -30.73%    -5.55%         0.49%
STI Small Cap Value Equity                                                    -4.10%      0.08%        -0.55%
STI Value Income Stock                                                        -19.52%    -3.62%         3.34%
Van Kampen LIT Emerging Growth - Class II                                     -34.83%     0.13%         5.93%
Van Kampen LIT Growth and Income - Class II                                   -17.33%     2.04%         4.48%
Van Kampen UIF Active International Allocation - Class II                     -20.49%      N/A         -14.44%
Van Kampen UIF Emerging Markets Debt - Class II                                5.68%      1.02%         0.68%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.91%      1.04%         3.39%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.52%      N/A         -2.24%
Putnam VT Global Asset Allocation - Class IB                                  -15.20%    -3.62%         3.65%
Putnam VT Growth and Income - Class IB                                        -21.52%    -3.78%         5.52%
Putnam VT Health Sciences - Class IB                                          -22.84%      N/A         -4.41%
Putnam VT High Yield - Class IB                                               -3.69%     -4.30%         2.37%
Putnam VT Income - Class IB                                                    4.72%      2.63%         3.54%
Putnam VT International Equity - Class IB                                     -20.23%    -0.59%         1.54%
Putnam VT Investors - Class IB                                                -26.29%      N/A         -10.00%
Putnam VT Money Market - Class IB                                             -1.82%      1.07%         1.17%
Putnam VT New Opportunities - Class IB                                        -32.78%    -8.28%         2.65%
Putnam VT New Value - Class IB                                                -18.22%    -0.43%         1.91%
Putnam VT Research - Class IB                                                 -24.66%      N/A         -4.33%
Putnam VT Utilities Growth and Income - Class IB                              -26.50%    -7.46%         1.87%
Putnam VT Vista - Class IB                                                    -32.86%    -6.97%        -2.93%
Putnam VT Voyager - Class IB                                                  -28.89%    -4.18%         5.46%
Franklin Growth and Income Securities - Class 2                               -11.09%     2.00%         7.80%
Franklin Small Cap Value Securities - Class 2                                 -12.02%      N/A         -2.75%
Mutual Shares Securities - Class II                                           -14.51%     0.90%         3.40%
Templeton Developing Markets Securities - Class 2                             -3.12%     -8.44%        -12.79%
Templeton Foreign Securities - Class 2                                        -21.10%    -5.02%         4.76%
Oppenheimer Aggressive Growth - Service Class                                 -30.36%    -4.87%         3.59%
Oppenheimer Capital Appreciation - Service Class                              -29.43%    -0.76%         7.00%
Oppenheimer Global Securities - Service Class                                 -24.82%     2.28%         8.77%
Oppenheimer High Income - Service Class                                       -5.58%     -3.13%         3.55%
Oppenheimer Main Street - Service Class                                       -21.51%    -6.28%         5.55%
Oppenheimer Main Street Small Cap - Service Class                             -18.53%      N/A         -3.89%
Oppenheimer Multiple Strategies - Service Class                               -13.31%    -0.11%         4.91%
Oppenheimer Strategic Bond - Service Class                                     3.92%      0.83%         2.54%
STI Capital Appreciation                                                      -24.35%    -1.57%         6.48%
STI Growth and Income                                                         -23.09%      N/A         -9.23%
STI International Equity                                                      -21.13%    -7.64%        -4.13%
STI Investment Grade Bond                                                      4.25%      2.91%         3.05%
STI Mid-Cap Equity                                                            -30.76%    -5.60%         0.44%
STI Small Cap Value Equity                                                    -4.15%      0.03%        -0.60%
STI Value Income Stock                                                        -19.56%    -3.67%         3.28%
Van Kampen LIT Emerging Growth - Class II                                     -34.87%     0.08%         5.88%
Van Kampen LIT Growth and Income - Class II                                   -17.37%     1.98%         4.42%
Van Kampen UIF Active International Allocation - Class II                     -20.53%      N/A         -14.48%
Van Kampen UIF Emerging Markets Debt - Class II                                5.63%      0.97%         0.63%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.96%      0.99%         3.34%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.61%      N/A         -2.34%
Putnam VT Global Asset Allocation - Class IB                                  -15.29%    -3.72%         3.55%
Putnam VT Growth and Income - Class IB                                        -21.60%    -3.88%         5.41%
Putnam VT Health Sciences - Class IB                                          -22.92%      N/A         -4.51%
Putnam VT High Yield - Class IB                                               -3.78%     -4.40%         2.26%
Putnam VT Income - Class IB                                                    4.62%      2.53%         3.43%
Putnam VT International Equity - Class IB                                     -20.31%    -0.69%         1.44%
Putnam VT Investors - Class IB                                                -26.36%      N/A         -10.10%
Putnam VT Money Market - Class IB                                             -1.91%      0.97%         1.07%
Putnam VT New Opportunities - Class IB                                        -32.84%    -8.38%         2.55%
Putnam VT New Value - Class IB                                                -18.30%    -0.53%         1.81%
Putnam VT Research - Class IB                                                 -24.74%      N/A         -4.43%
Putnam VT Utilities Growth and Income - Class IB                              -26.57%    -7.55%         1.76%
Putnam VT Vista - Class IB                                                    -32.93%    -7.07%        -3.03%
Putnam VT Voyager - Class IB                                                  -28.96%    -4.28%         5.35%
Franklin Growth and Income Securities - Class 2                               -11.18%     1.90%         7.69%
Franklin Small Cap Value Securities - Class 2                                 -12.11%      N/A         -2.85%
Mutual Shares Securities - Class II                                           -14.60%     0.80%         3.29%
Templeton Developing Markets Securities - Class 2                             -3.22%     -8.54%        -12.88%
Templeton Foreign Securities - Class 2                                        -21.18%    -5.11%         4.66%
Oppenheimer Aggressive Growth - Service Class                                 -30.43%    -4.96%         3.48%
Oppenheimer Capital Appreciation - Service Class                              -29.50%    -0.86%         6.89%
Oppenheimer Global Securities - Service Class                                 -24.90%     2.18%         8.66%
Oppenheimer High Income - Service Class                                       -5.67%     -3.23%         3.44%
Oppenheimer Main Street - Service Class                                       -21.59%    -6.38%         5.44%
Oppenheimer Main Street Small Cap - Service Class                             -18.62%      N/A         -3.98%
Oppenheimer Multiple Strategies - Service Class                               -13.40%    -0.21%         4.80%
Oppenheimer Strategic Bond - Service Class                                     3.81%      0.73%         2.44%
STI Capital Appreciation                                                      -24.43%    -1.67%         6.37%
STI Growth and Income                                                         -23.16%      N/A         -9.32%
STI International Equity                                                      -21.21%    -7.74%        -4.23%
STI Investment Grade Bond                                                      4.14%      2.81%         2.94%
STI Mid-Cap Equity                                                            -30.83%    -5.69%         0.34%
STI Small Cap Value Equity                                                    -4.24%     -0.07%        -0.70%
STI Value Income Stock                                                        -19.65%    -3.76%         3.18%
Van Kampen LIT Emerging Growth - Class II                                     -34.93%    -0.02%         5.77%
Van Kampen LIT Growth and Income - Class II                                   -17.46%     1.88%         4.32%
Van Kampen UIF Active International Allocation - Class II                     -20.61%      N/A         -14.57%
Van Kampen UIF Emerging Markets Debt - Class II                                5.52%      0.87%         0.52%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.06%      0.88%         3.23%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.65%      N/A         -2.39%
Putnam VT Global Asset Allocation - Class IB                                  -15.33%    -3.77%         3.49%
Putnam VT Growth and Income - Class IB                                        -21.64%    -3.93%         5.36%
Putnam VT Health Sciences - Class IB                                          -22.96%      N/A         -4.55%
Putnam VT High Yield - Class IB                                               -3.83%     -4.45%         2.21%
Putnam VT Income - Class IB                                                    4.56%      2.47%         3.38%
Putnam VT International Equity - Class IB                                     -20.35%    -0.74%         1.39%
Putnam VT Investors - Class IB                                                -26.40%      N/A         -10.14%
Putnam VT Money Market - Class IB                                             -1.96%      0.92%         1.02%
Putnam VT New Opportunities - Class IB                                        -32.88%    -8.42%         2.49%
Putnam VT New Value - Class IB                                                -18.34%    -0.58%         1.76%
Putnam VT Research - Class IB                                                 -24.78%      N/A         -4.47%
Putnam VT Utilities Growth and Income - Class IB                              -26.61%    -7.60%         1.71%
Putnam VT Vista - Class IB                                                    -32.96%    -7.11%        -3.08%
Putnam VT Voyager - Class IB                                                  -28.99%    -4.33%         5.30%
Franklin Growth and Income Securities - Class 2                               -11.23%     1.85%         7.63%
Franklin Small Cap Value Securities - Class 2                                 -12.16%      N/A         -2.90%
Mutual Shares Securities - Class II                                           -14.64%     0.75%         3.24%
Templeton Developing Markets Securities - Class 2                             -3.27%     -8.58%        -12.93%
Templeton Foreign Securities - Class 2                                        -21.22%    -5.16%         4.60%
Oppenheimer Aggressive Growth - Service Class                                 -30.47%    -5.01%         3.43%
Oppenheimer Capital Appreciation - Service Class                              -29.54%    -0.91%         6.84%
Oppenheimer Global Securities - Service Class                                 -24.94%     2.12%         8.61%
Oppenheimer High Income - Service Class                                       -5.72%     -3.28%         3.39%
Oppenheimer Main Street - Service Class                                       -21.63%    -6.43%         5.39%
Oppenheimer Main Street Small Cap - Service Class                             -18.66%      N/A         -4.03%
Oppenheimer Multiple Strategies - Service Class                               -13.44%    -0.26%         4.75%
Oppenheimer Strategic Bond - Service Class                                     3.76%      0.67%         2.39%
STI Capital Appreciation                                                      -24.47%    -1.72%         6.32%
STI Growth and Income                                                         -23.20%      N/A         -9.37%
STI International Equity                                                      -21.25%    -7.78%        -4.28%
STI Investment Grade Bond                                                      4.09%      2.75%         2.89%
STI Mid-Cap Equity                                                            -30.87%    -5.74%         0.29%
STI Small Cap Value Equity                                                    -4.29%     -0.12%        -0.75%
STI Value Income Stock                                                        -19.69%    -3.81%         3.13%
Van Kampen LIT Emerging Growth - Class II                                     -34.96%    -0.08%         5.72%
Van Kampen LIT Growth and Income - Class II                                   -17.50%     1.83%         4.27%
Van Kampen UIF Active International Allocation - Class II                     -20.65%      N/A         -14.61%
Van Kampen UIF Emerging Markets Debt - Class II                                5.47%      0.81%         0.47%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.11%      0.83%         3.18%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.79%      N/A         -2.54%
Putnam VT Global Asset Allocation - Class IB                                  -15.46%    -3.92%         3.34%
Putnam VT Growth and Income - Class IB                                        -21.76%    -4.08%         5.20%
Putnam VT Health Sciences - Class IB                                          -23.08%      N/A         -4.70%
Putnam VT High Yield - Class IB                                               -3.98%     -4.60%         2.05%
Putnam VT Income - Class IB                                                    4.41%      2.32%         3.22%
Putnam VT International Equity - Class IB                                     -20.47%    -0.89%         1.23%
Putnam VT Investors - Class IB                                                -26.51%      N/A         -10.28%
Putnam VT Money Market - Class IB                                             -2.11%      0.76%         0.86%
Putnam VT New Opportunities - Class IB                                        -32.98%    -8.56%         2.34%
Putnam VT New Value - Class IB                                                -18.46%    -0.73%         1.60%
Putnam VT Research - Class IB                                                 -24.89%      N/A         -4.62%
Putnam VT Utilities Growth and Income - Class IB                              -26.72%    -7.74%         1.56%
Putnam VT Vista - Class IB                                                    -33.06%    -7.26%        -3.23%
Putnam VT Voyager - Class IB                                                  -29.10%    -4.48%         5.14%
Franklin Growth and Income Securities - Class 2                               -11.36%     1.69%         7.47%
Franklin Small Cap Value Securities - Class 2                                 -12.29%      N/A         -3.05%
Mutual Shares Securities - Class II                                           -14.77%     0.60%         3.08%
Templeton Developing Markets Securities - Class 2                             -3.42%     -8.72%        -13.07%
Templeton Foreign Securities - Class 2                                        -21.34%    -5.31%         4.44%
Oppenheimer Aggressive Growth - Service Class                                 -30.57%    -5.16%         3.27%
Oppenheimer Capital Appreciation - Service Class                              -29.65%    -1.07%         6.67%
Oppenheimer Global Securities - Service Class                                 -25.05%     1.97%         8.44%
Oppenheimer High Income - Service Class                                       -5.86%     -3.43%         3.23%
Oppenheimer Main Street - Service Class                                       -21.75%    -6.57%         5.23%
Oppenheimer Main Street Small Cap - Service Class                             -18.78%      N/A         -4.18%
Oppenheimer Multiple Strategies - Service Class                               -13.57%    -0.41%         4.59%
Oppenheimer Strategic Bond - Service Class                                     3.60%      0.52%         2.23%
STI Capital Appreciation                                                      -24.58%    -1.87%         6.16%
STI Growth and Income                                                         -23.32%      N/A         -9.51%
STI International Equity                                                      -21.37%    -7.92%        -4.43%
STI Investment Grade Bond                                                      3.93%      2.60%         2.73%
STI Mid-Cap Equity                                                            -30.97%    -5.88%         0.13%
STI Small Cap Value Equity                                                    -4.44%     -0.27%        -0.90%
STI Value Income Stock                                                        -19.81%    -3.96%         2.97%
Van Kampen LIT Emerging Growth - Class II                                     -35.06%    -0.23%         5.56%
Van Kampen LIT Growth and Income - Class II                                   -17.62%     1.67%         4.11%
Van Kampen UIF Active International Allocation - Class II                     -20.77%      N/A         -14.74%
Van Kampen UIF Emerging Markets Debt - Class II                                5.31%      0.66%         0.32%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.25%      0.68%         3.02%


                                   APPENDIX C

        ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

These Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for adjusted historical total returns method 1), an annual contract maintenance charge of $30 (not shown for adjusted historical total returns method 1), and total Variable Account annual expenses of:

-    1.69% (without any optional benefit riders), or

-    1.89% with the MAV Death Benefit Option, or

- 1.94% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    1.99% with the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.09% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 2.14% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.19% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.24% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
     Date), or

- 2.29% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.39% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 2.44% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.59% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on May 1, 2003: Putnam VT The George Putnam Fund of Boston, Putnam VT Investors, Van Kampen UIF Active International Allocation, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Small Company Growth and Van Kampen UIF U.S. Real Estate. The following Variable Sub-Accounts commenced operations on October 1, 2001: Oppenheimer Main Street Small Cap, Putnam VT High Yield and Van Kampen LIT Growth and Income. The following Variable Sub-Account commenced operations on May 17, 2001: Van Kampen LIT Emerging Growth. The following Variable Sub-Accounts commenced operations on January 31, 2000: Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.51%     N/A          -8.92%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.56%      N/A          -1.93%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.22%     N/A         -18.70%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -32.93%     N/A         -25.57%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.51%     N/A          -5.29%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -38.95%     N/A         -36.07%
Van Kampen LIT Growth and Income - Class II                                   -21.34%     N/A         -12.13%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.67%     N/A          -9.11%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.75%      N/A          -2.14%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.38%     N/A         -18.87%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.08%     N/A         -25.74%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.67%     N/A          -5.49%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.08%     N/A         -36.21%
Van Kampen LIT Growth and Income - Class II                                   -21.51%     N/A         -12.32%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.71%     N/A          -9.16%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.80%      N/A          -2.19%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.42%     N/A         -18.92%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.11%     N/A         -25.78%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.71%     N/A          -5.54%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.12%     N/A         -36.24%
Van Kampen LIT Growth and Income - Class II                                   -21.55%     N/A         -12.37%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.75%     N/A          -9.21%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.85%      N/A          -2.24%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.46%     N/A         -18.96%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.15%     N/A         -25.82%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.75%     N/A          -5.59%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.15%     N/A         -36.28%
Van Kampen LIT Growth and Income - Class II                                   -21.59%     N/A         -12.41%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.83%     N/A          -9.30%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.95%      N/A          -2.35%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.54%     N/A         -19.05%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.22%     N/A         -25.90%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.84%     N/A          -5.69%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.22%     N/A         -36.35%
Van Kampen LIT Growth and Income - Class II                                   -21.67%     N/A         -12.51%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.87%     N/A          -9.35%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.99%      N/A          -2.40%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.58%     N/A         -19.09%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.26%     N/A         -25.94%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.88%     N/A          -5.74%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.25%     N/A         -36.39%
Van Kampen LIT Growth and Income - Class II                                   -21.71%     N/A         -12.55%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.91%     N/A          -9.40%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.04%      N/A          -2.45%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.62%     N/A         -19.13%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.29%     N/A         -25.98%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.92%     N/A          -5.79%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.28%     N/A         -36.42%
Van Kampen LIT Growth and Income - Class II                                   -21.76%     N/A         -12.60%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.95%     N/A          -9.45%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.09%      N/A          -2.50%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.66%     N/A         -19.18%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.33%     N/A         -26.02%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.96%     N/A          -5.84%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.32%     N/A         -36.46%
Van Kampen LIT Growth and Income - Class II                                   -21.80%     N/A         -12.65%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.99%     N/A          -9.50%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.14%      N/A          -2.55%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.70%     N/A         -19.22%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.36%     N/A         -26.06%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.00%     N/A          -5.89%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     N/A         -36.49%
Van Kampen LIT Growth and Income - Class II                                   -21.84%     N/A         -12.69%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.07%     N/A          -9.59%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.24%      N/A          -2.65%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.78%     N/A         -19.31%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.44%     N/A         -26.15%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.08%     N/A          -5.99%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.42%     N/A         -36.56%
Van Kampen LIT Growth and Income - Class II                                   -21.92%     N/A         -12.78%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.11%     N/A          -9.64%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.29%      N/A          -2.71%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.82%     N/A         -19.35%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.47%     N/A         -26.19%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.12%     N/A          -6.04%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.45%     N/A         -36.60%
Van Kampen LIT Growth and Income - Class II                                   -21.96%     N/A         -12.83%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.23%     N/A          -9.78%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.43%      N/A          -2.86%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.94%     N/A         -19.48%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.58%     N/A         -26.31%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.25%     N/A          -6.19%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     N/A         -36.70%
Van Kampen LIT Growth and Income - Class II                                   -22.09%     N/A         -12.97%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.91%     N/A          -9.34%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.96%      N/A          -2.57%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.62%     N/A         -19.20%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.33%     N/A         -26.13%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.91%     N/A          -5.89%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     N/A         -36.61%
Van Kampen LIT Growth and Income - Class II                                   -21.74%     N/A         -12.74%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.07%     N/A          -9.53%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.15%      N/A          -2.78%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.78%     N/A         -19.37%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.48%     N/A         -26.29%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.07%     N/A          -6.09%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     N/A         -36.75%
Van Kampen LIT Growth and Income - Class II                                   -21.91%     N/A         -12.93%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.11%     N/A          -9.58%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.20%      N/A          -2.83%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.82%     N/A         -19.42%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.51%     N/A         -26.33%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.11%     N/A          -6.14%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.52%     N/A         -36.79%
Van Kampen LIT Growth and Income - Class II                                   -21.95%     N/A         -12.97%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With  the  Enhanced   Beneficiary   Protection  (Annual  Increase)  Option  and
Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.15%     N/A          -9.63%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.25%      N/A          -2.88%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.86%     N/A         -19.46%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.55%     N/A         -26.37%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.15%     N/A          -6.19%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     N/A         -36.82%
Van Kampen LIT Growth and Income - Class II                                   -21.99%     N/A         -13.02%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.23%     N/A          -9.72%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.35%      N/A          -2.98%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.94%     N/A         -19.55%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.62%     N/A         -26.46%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.24%     N/A          -6.29%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.62%     N/A         -36.89%
Van Kampen LIT Growth and Income - Class II                                   -22.07%     N/A         -13.11%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.27%     N/A          -9.77%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.39%      N/A          -3.03%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.98%     N/A         -19.59%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.66%     N/A         -26.50%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.28%     N/A          -6.34%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.65%     N/A         -36.93%
Van Kampen LIT Growth and Income - Class II                                   -22.11%     N/A         -13.16%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.31%     N/A          -9.82%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.44%      N/A          -3.08%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.02%     N/A         -19.64%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.69%     N/A         -26.54%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.32%     N/A          -6.39%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.68%     N/A         -36.96%
Van Kampen LIT Growth and Income - Class II                                   -22.16%     N/A         -13.21%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.35%     N/A          -9.87%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.49%      N/A          -3.14%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.06%     N/A         -19.68%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.73%     N/A         -26.58%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.36%     N/A          -6.44%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.72%     N/A         -37.00%
Van Kampen LIT Growth and Income - Class II                                   -22.20%     N/A         -13.25%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.39%     N/A          -9.92%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.54%      N/A          -3.19%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.10%     N/A         -19.73%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.76%     N/A         -26.62%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.40%     N/A          -6.48%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.75%     N/A         -37.04%
Van Kampen LIT Growth and Income - Class II                                   -22.24%     N/A         -13.30%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.47%     N/A         -10.01%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.64%      N/A          -3.29%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.18%     N/A         -19.81%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.84%     N/A         -26.70%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.48%     N/A          -6.58%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.82%     N/A         -37.11%
Van Kampen LIT Growth and Income - Class II                                   -22.32%     N/A         -13.39%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.51%     N/A         -10.06%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.69%      N/A          -3.34%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.22%     N/A         -19.86%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.87%     N/A         -26.75%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.52%     N/A          -6.63%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.85%     N/A         -37.14%
Van Kampen LIT Growth and Income - Class II                                   -22.36%     N/A         -13.44%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.63%     N/A         -10.20%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.83%      N/A          -3.49%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.34%     N/A         -19.99%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.98%     N/A         -26.87%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.65%     N/A          -6.78%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.95%     N/A         -37.25%
Van Kampen LIT Growth and Income - Class II                                   -22.49%     N/A         -13.58%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.06%     N/A          -9.49%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.11%      N/A          -2.81%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.77%     N/A         -19.39%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.48%     N/A         -26.34%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.06%     N/A          -6.11%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.50%     N/A         -36.81%
Van Kampen LIT Growth and Income - Class II                                   -21.89%     N/A         -12.97%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A





(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.22%     N/A          -9.69%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.30%      N/A          -3.02%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.93%     N/A         -19.56%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.63%     N/A         -26.50%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.22%     N/A          -6.31%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.63%     N/A         -36.96%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     N/A         -13.16%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.26%     N/A          -9.74%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.35%      N/A          -3.07%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.97%     N/A         -19.61%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.66%     N/A         -26.54%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.26%     N/A          -6.36%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.67%     N/A         -36.99%
Van Kampen LIT Growth and Income - Class II                                   -22.10%     N/A         -13.20%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.30%     N/A          -9.78%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.40%      N/A          -3.12%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.01%     N/A         -19.65%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.70%     N/A         -26.58%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.30%     N/A          -6.41%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     N/A         -37.03%
Van Kampen LIT Growth and Income - Class II                                   -22.14%     N/A         -13.25%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.38%     N/A          -9.88%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.50%      N/A          -3.22%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.09%     N/A         -19.74%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.77%     N/A         -26.67%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.39%     N/A          -6.51%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.77%     N/A         -37.10%
Van Kampen LIT Growth and Income - Class II                                   -22.22%     N/A         -13.34%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.42%     N/A          -9.93%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.54%      N/A          -3.27%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.13%     N/A         -19.78%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.81%     N/A         -26.71%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.43%     N/A          -6.56%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     N/A         -37.13%
Van Kampen LIT Growth and Income - Class II                                   -22.26%     N/A         -13.39%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.46%     N/A          -9.98%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.59%      N/A          -3.32%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.17%     N/A         -19.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.84%     N/A         -26.75%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.47%     N/A          -6.61%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.83%     N/A         -37.17%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     N/A         -13.43%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.50%     N/A         -10.03%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.64%      N/A          -3.37%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.21%     N/A         -19.87%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.88%     N/A         -26.79%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.51%     N/A          -6.66%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.87%     N/A         -37.20%
Van Kampen LIT Growth and Income - Class II                                   -22.35%     N/A         -13.48%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.54%     N/A         -10.07%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.69%      N/A          -3.43%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.25%     N/A         -19.92%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.91%     N/A         -26.83%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.55%     N/A          -6.71%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     N/A         -37.24%
Van Kampen LIT Growth and Income - Class II                                   -22.39%     N/A         -13.53%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.62%     N/A         -10.17%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.79%      N/A          -3.53%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.33%     N/A         -20.01%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.99%     N/A         -26.92%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.63%     N/A          -6.81%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.97%     N/A         -37.31%
Van Kampen LIT Growth and Income - Class II                                   -22.47%     N/A         -13.62%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.66%     N/A         -10.22%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.84%      N/A          -3.58%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.37%     N/A         -20.05%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.02%     N/A         -26.96%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.67%     N/A          -6.86%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.00%     N/A         -37.35%
Van Kampen LIT Growth and Income - Class II                                   -22.51%     N/A         -13.67%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.78%     N/A         -10.36%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.98%      N/A          -3.73%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.49%     N/A         -20.18%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.13%     N/A         -27.08%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.80%     N/A          -7.00%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.10%     N/A         -37.45%
Van Kampen LIT Growth and Income - Class II                                   -22.64%     N/A         -13.80%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                                of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.28%      N/A         -0.89%
Putnam VT Global Asset Allocation - Class IB                                  -13.99%    -2.36%         4.81%
Putnam VT Growth and Income - Class IB                                        -20.35%    -2.53%         6.65%
Putnam VT Health Sciences - Class IB                                          -21.68%      N/A         -3.12%
Putnam VT High Yield - Class IB                                               -2.39%     -2.94%         3.57%
Putnam VT Income - Class IB                                                    6.08%      3.95%         4.79%
Putnam VT International Equity - Class IB                                     -19.05%     0.59%         2.71%
Putnam VT Investors - Class IB                                                -25.15%      N/A         -8.74%
Putnam VT Money Market - Class IB                                             -0.51%      2.38%         2.47%
Putnam VT New Opportunities - Class IB                                        -31.68%    -7.11%         3.75%
Putnam VT New Value - Class IB                                                -17.02%     0.85%         3.15%
Putnam VT Research - Class IB                                                 -23.51%      N/A         -3.05%
Putnam VT Utilities Growth and Income - Class IB                              -25.36%    -6.21%         3.02%
Putnam VT Vista - Class IB                                                    -31.77%    -5.80%        -1.79%
Putnam VT Voyager - Class IB                                                  -27.76%    -3.02%         6.56%
Franklin Growth and Income Securities - Class 2                               -9.85%      3.28%         8.96%
Franklin Small Cap Value Securities - Class 2                                 -10.78%      N/A         -1.30%
Mutual Shares Securities - Class II                                           -13.29%     2.19%         4.72%
Templeton Developing Markets Securities - Class 2                             -1.82%     -7.05%        -11.12%
Templeton Foreign Securities - Class 2                                        -19.93%    -3.78%         5.85%
Oppenheimer Aggressive Growth - Service Class                                 -29.25%    -3.70%         4.70%
Oppenheimer Capital Appreciation - Service Class                              -28.32%     0.41%         8.13%
Oppenheimer Global Securities - Service Class                                 -23.67%     3.46%         9.86%
Oppenheimer High Income - Service Class                                       -4.29%     -1.80%         4.72%
Oppenheimer Main Street - Service Class                                       -20.34%    -5.01%         6.68%
Oppenheimer Main Street Small Cap - Service Class                             -17.34%      N/A         -2.58%
Oppenheimer Multiple Strategies - Service Class                               -12.08%     1.17%         6.09%
Oppenheimer Strategic Bond - Service Class                                     5.27%      2.16%         3.84%
STI Capital Appreciation                                                      -23.20%    -0.36%         7.67%
STI Growth and Income                                                         -21.92%      N/A         -7.97%
STI International Equity                                                      -19.95%    -6.37%        -2.82%
STI Investment Grade Bond                                                      5.60%      4.23%         4.41%
STI Mid-Cap Equity                                                            -29.65%    -4.35%         1.68%
STI Small Cap Value Equity                                                    -2.85%      1.42%         0.90%
STI Value Income Stock                                                        -18.38%    -2.39%         4.52%
Van Kampen LIT Emerging Growth - Class II                                     -33.79%     1.18%         7.01%
Van Kampen LIT Growth and Income - Class II                                   -16.17%     3.21%         5.72%
Van Kampen UIF Active International Allocation - Class II                     -19.35%      N/A         -13.10%
Van Kampen UIF Emerging Markets Debt - Class II                                6.99%      2.38%         2.09%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.67%      2.35%         4.66%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.45%      N/A         -1.09%
Putnam VT Global Asset Allocation - Class IB                                  -14.16%    -2.56%         4.60%
Putnam VT Growth and Income - Class IB                                        -20.51%    -2.72%         6.44%
Putnam VT Health Sciences - Class IB                                          -21.84%      N/A         -3.31%
Putnam VT High Yield - Class IB                                               -2.58%     -3.13%         3.36%
Putnam VT Income - Class IB                                                    5.87%      3.74%         4.58%
Putnam VT International Equity - Class IB                                     -19.21%     0.39%         2.51%
Putnam VT Investors - Class IB                                                -25.30%      N/A         -8.92%
Putnam VT Money Market - Class IB                                             -0.70%      2.17%         2.27%
Putnam VT New Opportunities - Class IB                                        -31.82%    -7.30%         3.54%
Putnam VT New Value - Class IB                                                -17.19%     0.65%         2.95%
Putnam VT Research - Class IB                                                 -23.66%      N/A         -3.24%
Putnam VT Utilities Growth and Income - Class IB                              -25.51%    -6.40%         2.82%
Putnam VT Vista - Class IB                                                    -31.90%    -5.99%        -1.99%
Putnam VT Voyager - Class IB                                                  -27.91%    -3.21%         6.34%
Franklin Growth and Income Securities - Class 2                               -10.03%     3.07%         8.74%
Franklin Small Cap Value Securities - Class 2                                 -10.96%      N/A         -1.50%
Mutual Shares Securities - Class II                                           -13.46%     1.98%         4.51%
Templeton Developing Markets Securities - Class 2                             -2.02%     -7.24%        -11.30%
Templeton Foreign Securities - Class 2                                        -20.09%    -3.97%         5.64%
Oppenheimer Aggressive Growth - Service Class                                 -29.39%    -3.89%         4.49%
Oppenheimer Capital Appreciation - Service Class                              -28.46%     0.21%         7.91%
Oppenheimer Global Securities - Service Class                                 -23.83%     3.25%         9.64%
Oppenheimer High Income - Service Class                                       -4.48%     -2.00%         4.51%
Oppenheimer Main Street - Service Class                                       -20.50%    -5.20%         6.47%
Oppenheimer Main Street Small Cap - Service Class                             -17.50%      N/A         -2.77%
Oppenheimer Multiple Strategies - Service Class                               -12.26%     0.96%         5.87%
Oppenheimer Strategic Bond - Service Class                                     5.06%      1.96%         3.63%
STI Capital Appreciation                                                      -23.35%    -0.56%         7.45%
STI Growth and Income                                                         -22.08%      N/A         -8.16%
STI International Equity                                                      -20.11%    -6.56%        -3.02%
STI Investment Grade Bond                                                      5.39%      4.02%         4.20%
STI Mid-Cap Equity                                                            -29.79%    -4.54%         1.48%
STI Small Cap Value Equity                                                    -3.05%      1.22%         0.70%
STI Value Income Stock                                                        -18.54%    -2.58%         4.31%
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     0.98%         6.79%
Van Kampen LIT Growth and Income - Class II                                   -16.34%     3.00%         5.51%
Van Kampen UIF Active International Allocation - Class II                     -19.51%      N/A         -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                                6.78%      2.18%         1.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.86%      2.15%         4.45%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.50%      N/A         -1.14%
Putnam VT Global Asset Allocation - Class IB                                  -14.20%    -2.61%         4.55%
Putnam VT Growth and Income - Class IB                                        -20.55%    -2.77%         6.39%
Putnam VT Health Sciences - Class IB                                          -21.88%      N/A         -3.36%
Putnam VT High Yield - Class IB                                               -2.63%     -3.18%         3.31%
Putnam VT Income - Class IB                                                    5.81%      3.69%         4.53%
Putnam VT International Equity - Class IB                                     -19.25%     0.34%         2.46%
Putnam VT Investors - Class IB                                                -25.34%      N/A         -8.97%
Putnam VT Money Market - Class IB                                             -0.75%      2.12%         2.22%
Putnam VT New Opportunities - Class IB                                        -31.85%    -7.34%         3.49%
Putnam VT New Value - Class IB                                                -17.23%     0.60%         2.89%
Putnam VT Research - Class IB                                                 -23.70%      N/A         -3.29%
Putnam VT Utilities Growth and Income - Class IB                              -25.55%    -6.45%         2.77%
Putnam VT Vista - Class IB                                                    -31.94%    -6.04%        -2.04%
Putnam VT Voyager - Class IB                                                  -27.94%    -3.26%         6.29%
Franklin Growth and Income Securities - Class 2                               -10.07%     3.02%         8.69%
Franklin Small Cap Value Securities - Class 2                                 -11.01%      N/A         -1.55%
Mutual Shares Securities - Class II                                           -13.51%     1.93%         4.46%
Templeton Developing Markets Securities - Class 2                             -2.07%     -7.28%        -11.34%
Templeton Foreign Securities - Class 2                                        -20.13%    -4.02%         5.59%
Oppenheimer Aggressive Growth - Service Class                                 -29.43%    -3.94%         4.43%
Oppenheimer Capital Appreciation - Service Class                              -28.49%     0.16%         7.86%
Oppenheimer Global Securities - Service Class                                 -23.86%     3.20%         9.58%
Oppenheimer High Income - Service Class                                       -4.53%     -2.04%         4.46%
Oppenheimer Main Street - Service Class                                       -20.54%    -5.25%         6.42%
Oppenheimer Main Street Small Cap - Service Class                             -17.55%      N/A         -2.82%
Oppenheimer Multiple Strategies - Service Class                               -12.30%     0.91%         5.82%
Oppenheimer Strategic Bond - Service Class                                     5.00%      1.91%         3.58%
STI Capital Appreciation                                                      -23.39%    -0.61%         7.40%
STI Growth and Income                                                         -22.12%      N/A         -8.20%
STI International Equity                                                      -20.15%    -6.61%        -3.07%
STI Investment Grade Bond                                                      5.34%      3.97%         4.15%
STI Mid-Cap Equity                                                            -29.83%    -4.58%         1.43%
STI Small Cap Value Equity                                                    -3.10%      1.17%         0.65%
STI Value Income Stock                                                        -18.58%    -2.63%         4.26%
Van Kampen LIT Emerging Growth - Class II                                     -33.95%     0.93%         6.74%
Van Kampen LIT Growth and Income - Class II                                   -16.38%     2.95%         5.46%
Van Kampen UIF Active International Allocation - Class II                     -19.55%      N/A         -13.31%
Van Kampen UIF Emerging Markets Debt - Class II                                6.72%      2.13%         1.84%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.91%      2.10%         4.40%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.54%      N/A         -1.19%
Putnam VT Global Asset Allocation - Class IB                                  -14.25%    -2.65%         4.50%
Putnam VT Growth and Income - Class IB                                        -20.59%    -2.82%         6.33%
Putnam VT Health Sciences - Class IB                                          -21.91%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.68%     -3.23%         3.26%
Putnam VT Income - Class IB                                                    5.76%      3.64%         4.48%
Putnam VT International Equity - Class IB                                     -19.29%     0.29%         2.41%
Putnam VT Investors - Class IB                                                -25.37%      N/A         -9.01%
Putnam VT Money Market - Class IB                                             -0.80%      2.07%         2.17%
Putnam VT New Opportunities - Class IB                                        -31.89%    -7.39%         3.44%
Putnam VT New Value - Class IB                                                -17.27%     0.55%         2.84%
Putnam VT Research - Class IB                                                 -23.74%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.58%    -6.49%         2.71%
Putnam VT Vista - Class IB                                                    -31.97%    -6.08%        -2.09%
Putnam VT Voyager - Class IB                                                  -27.98%    -3.31%         6.24%
Franklin Growth and Income Securities - Class 2                               -10.12%     2.97%         8.63%
Franklin Small Cap Value Securities - Class 2                                 -11.05%      N/A         -1.60%
Mutual Shares Securities - Class II                                           -13.55%     1.88%         4.41%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.33%        -11.39%
Templeton Foreign Securities - Class 2                                        -20.17%    -4.06%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.46%    -3.99%         4.38%
Oppenheimer Capital Appreciation - Service Class                              -28.53%     0.11%         7.80%
Oppenheimer Global Securities - Service Class                                 -23.90%     3.15%         9.53%
Oppenheimer High Income - Service Class                                       -4.58%     -2.09%         4.41%
Oppenheimer Main Street - Service Class                                       -20.58%    -5.30%         6.36%
Oppenheimer Main Street Small Cap - Service Class                             -17.59%      N/A         -2.87%
Oppenheimer Multiple Strategies - Service Class                               -12.34%     0.86%         5.77%
Oppenheimer Strategic Bond - Service Class                                     4.95%      1.85%         3.53%
STI Capital Appreciation                                                      -23.43%    -0.66%         7.35%
STI Growth and Income                                                         -22.16%      N/A         -8.25%
STI International Equity                                                      -20.19%    -6.65%        -3.11%
STI Investment Grade Bond                                                      5.28%      3.92%         4.09%
STI Mid-Cap Equity                                                            -29.86%    -4.63%         1.38%
STI Small Cap Value Equity                                                    -3.14%      1.12%         0.60%
STI Value Income Stock                                                        -18.62%    -2.68%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -33.98%     0.88%         6.69%
Van Kampen LIT Growth and Income - Class II                                   -16.42%     2.90%         5.41%
Van Kampen UIF Active International Allocation - Class II                     -19.59%      N/A         -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                                6.67%      2.08%         1.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.96%      2.04%         4.34%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.63%      N/A         -1.29%
Putnam VT Global Asset Allocation - Class IB                                  -14.33%    -2.75%         4.39%
Putnam VT Growth and Income - Class IB                                        -20.66%    -2.92%         6.23%
Putnam VT Health Sciences - Class IB                                          -21.99%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.78%     -3.33%         3.16%
Putnam VT Income - Class IB                                                    5.65%      3.54%         4.37%
Putnam VT International Equity - Class IB                                     -19.37%     0.19%         2.30%
Putnam VT Investors - Class IB                                                -25.45%      N/A         -9.10%
Putnam VT Money Market - Class IB                                             -0.90%      1.97%         2.06%
Putnam VT New Opportunities - Class IB                                        -31.95%    -7.48%         3.34%
Putnam VT New Value - Class IB                                                -17.35%     0.45%         2.74%
Putnam VT Research - Class IB                                                 -23.82%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.66%    -6.59%         2.61%
Putnam VT Vista - Class IB                                                    -32.04%    -6.18%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.05%    -3.40%         6.13%
Franklin Growth and Income Securities - Class 2                               -10.21%     2.87%         8.53%
Franklin Small Cap Value Securities - Class 2                                 -11.14%      N/A         -1.70%
Mutual Shares Securities - Class II                                           -13.64%     1.78%         4.31%
Templeton Developing Markets Securities - Class 2                             -2.21%     -7.42%        -11.48%
Templeton Foreign Securities - Class 2                                        -20.25%    -4.16%         5.43%
Oppenheimer Aggressive Growth - Service Class                                 -29.53%    -4.08%         4.28%
Oppenheimer Capital Appreciation - Service Class                              -28.60%     0.01%         7.70%
Oppenheimer Global Securities - Service Class                                 -23.98%     3.05%         9.42%
Oppenheimer High Income - Service Class                                       -4.67%     -2.19%         4.30%
Oppenheimer Main Street - Service Class                                       -20.66%    -5.39%         6.26%
Oppenheimer Main Street Small Cap - Service Class                             -17.67%      N/A         -2.97%
Oppenheimer Multiple Strategies - Service Class                               -12.43%     0.76%         5.66%
Oppenheimer Strategic Bond - Service Class                                     4.85%      1.75%         3.43%
STI Capital Appreciation                                                      -23.51%    -0.76%         7.24%
STI Growth and Income                                                         -22.24%      N/A         -8.34%
STI International Equity                                                      -20.27%    -6.75%        -3.21%
STI Investment Grade Bond                                                      5.18%      3.81%         3.99%
STI Mid-Cap Equity                                                            -29.93%    -4.73%         1.28%
STI Small Cap Value Equity                                                    -3.24%      1.02%         0.50%
STI Value Income Stock                                                        -18.70%    -2.78%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     0.77%         6.58%
Van Kampen LIT Growth and Income - Class II                                   -16.51%     2.79%         5.30%
Van Kampen UIF Active International Allocation - Class II                     -19.67%      N/A         -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                                6.56%      1.98%         1.68%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.05%      1.94%         4.24%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.68%      N/A         -1.34%
Putnam VT Global Asset Allocation - Class IB                                  -14.37%    -2.80%         4.34%
Putnam VT Growth and Income - Class IB                                        -20.70%    -2.97%         6.17%
Putnam VT Health Sciences - Class IB                                          -22.03%      N/A         -3.55%
Putnam VT High Yield - Class IB                                               -2.83%     -3.38%         3.11%
Putnam VT Income - Class IB                                                    5.60%      3.49%         4.32%
Putnam VT International Equity - Class IB                                     -19.41%     0.14%         2.25%
Putnam VT Investors - Class IB                                                -25.49%      N/A         -9.15%
Putnam VT Money Market - Class IB                                             -0.95%      1.92%         2.01%
Putnam VT New Opportunities - Class IB                                        -31.99%    -7.53%         3.29%
Putnam VT New Value - Class IB                                                -17.39%     0.40%         2.69%
Putnam VT Research - Class IB                                                 -23.85%      N/A         -3.48%
Putnam VT Utilities Growth and Income - Class IB                              -25.70%    -6.63%         2.56%
Putnam VT Vista - Class IB                                                    -32.07%    -6.23%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.09%    -3.45%         6.08%
Franklin Growth and Income Securities - Class 2                               -10.25%     2.82%         8.47%
Franklin Small Cap Value Securities - Class 2                                 -11.18%      N/A         -1.75%
Mutual Shares Securities - Class II                                           -13.68%     1.73%         4.25%
Templeton Developing Markets Securities - Class 2                             -2.26%     -7.47%        -11.52%
Templeton Foreign Securities - Class 2                                        -20.29%    -4.21%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -29.57%    -4.13%         4.23%
Oppenheimer Capital Appreciation - Service Class                              -28.64%    -0.04%         7.64%
Oppenheimer Global Securities - Service Class                                 -24.02%     3.00%         9.36%
Oppenheimer High Income - Service Class                                       -4.72%     -2.24%         4.25%
Oppenheimer Main Street - Service Class                                       -20.70%    -5.44%         6.20%
Oppenheimer Main Street Small Cap - Service Class                             -17.71%      N/A         -3.02%
Oppenheimer Multiple Strategies - Service Class                               -12.48%     0.71%         5.61%
Oppenheimer Strategic Bond - Service Class                                     4.79%      1.70%         3.37%
STI Capital Appreciation                                                      -23.54%    -0.81%         7.18%
STI Growth and Income                                                         -22.28%      N/A         -8.39%
STI International Equity                                                      -20.31%    -6.79%        -3.26%
STI Investment Grade Bond                                                      5.13%      3.76%         3.94%
STI Mid-Cap Equity                                                            -29.97%    -4.77%         1.22%
STI Small Cap Value Equity                                                    -3.29%      0.97%         0.45%
STI Value Income Stock                                                        -18.74%    -2.82%         4.05%
Van Kampen LIT Emerging Growth - Class II                                     -34.08%     0.72%         6.53%
Van Kampen LIT Growth and Income - Class II                                   -16.55%     2.74%         5.25%
Van Kampen UIF Active International Allocation - Class II                     -19.71%      N/A         -13.49%
Van Kampen UIF Emerging Markets Debt - Class II                                6.51%      1.92%         1.63%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.10%      1.89%         4.19%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.72%      N/A         -1.39%
Putnam VT Global Asset Allocation - Class IB                                  -14.42%    -2.85%         4.29%
Putnam VT Growth and Income - Class IB                                        -20.74%    -3.01%         6.12%
Putnam VT Health Sciences - Class IB                                          -22.07%      N/A         -3.60%
Putnam VT High Yield - Class IB                                               -2.88%     -3.42%         3.05%
Putnam VT Income - Class IB                                                    5.55%      3.43%         4.27%
Putnam VT International Equity - Class IB                                     -19.45%     0.09%         2.20%
Putnam VT Investors - Class IB                                                -25.52%      N/A         -9.19%
Putnam VT Money Market - Class IB                                             -1.00%      1.87%         1.96%
Putnam VT New Opportunities - Class IB                                        -32.02%    -7.58%         3.23%
Putnam VT New Value - Class IB                                                -17.43%     0.35%         2.64%
Putnam VT Research - Class IB                                                 -23.89%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.73%    -6.68%         2.51%
Putnam VT Vista - Class IB                                                    -32.11%    -6.27%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.13%    -3.50%         6.02%
Franklin Growth and Income Securities - Class 2                               -10.30%     2.77%         8.42%
Franklin Small Cap Value Securities - Class 2                                 -11.23%      N/A         -1.80%
Mutual Shares Securities - Class II                                           -13.72%     1.68%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.31%     -7.52%        -11.56%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.26%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.60%    -4.18%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -28.67%    -0.09%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.05%     2.94%         9.31%
Oppenheimer High Income - Service Class                                       -4.77%     -2.29%         4.20%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.49%         6.15%
Oppenheimer Main Street Small Cap - Service Class                             -17.75%      N/A         -3.06%
Oppenheimer Multiple Strategies - Service Class                               -12.52%     0.66%         5.56%
Oppenheimer Strategic Bond - Service Class                                     4.74%      1.65%         3.32%
STI Capital Appreciation                                                      -23.58%    -0.86%         7.13%
STI Growth and Income                                                         -22.31%      N/A         -8.43%
STI International Equity                                                      -20.35%    -6.84%        -3.31%
STI Investment Grade Bond                                                      5.07%      3.71%         3.89%
STI Mid-Cap Equity                                                            -30.00%    -4.82%         1.17%
STI Small Cap Value Equity                                                    -3.34%      0.92%         0.40%
STI Value Income Stock                                                        -18.79%    -2.87%         4.00%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     0.67%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -16.59%     2.69%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                6.46%      1.87%         1.58%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.15%      1.84%         4.13%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.77%      N/A         -1.44%
Putnam VT Global Asset Allocation - Class IB                                  -14.46%    -2.90%         4.24%
Putnam VT Growth and Income - Class IB                                        -20.78%    -3.06%         6.07%
Putnam VT Health Sciences - Class IB                                          -22.11%      N/A         -3.65%
Putnam VT High Yield - Class IB                                               -2.92%     -3.47%         3.00%
Putnam VT Income - Class IB                                                    5.50%      3.38%         4.22%
Putnam VT International Equity - Class IB                                     -19.50%     0.04%         2.15%
Putnam VT Investors - Class IB                                                -25.56%      N/A         -9.24%
Putnam VT Money Market - Class IB                                             -1.05%      1.82%         1.91%
Putnam VT New Opportunities - Class IB                                        -32.06%    -7.62%         3.18%
Putnam VT New Value - Class IB                                                -17.48%     0.30%         2.59%
Putnam VT Research - Class IB                                                 -23.93%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.77%    -6.73%         2.46%
Putnam VT Vista - Class IB                                                    -32.14%    -6.32%        -2.33%
Putnam VT Voyager - Class IB                                                  -28.16%    -3.55%         5.97%
Franklin Growth and Income Securities - Class 2                               -10.34%     2.71%         8.36%
Franklin Small Cap Value Securities - Class 2                                 -11.27%      N/A         -1.84%
Mutual Shares Securities - Class II                                           -13.77%     1.63%         4.15%
Templeton Developing Markets Securities - Class 2                             -2.36%     -7.56%        -11.61%
Templeton Foreign Securities - Class 2                                        -20.37%    -4.30%         5.28%
Oppenheimer Aggressive Growth - Service Class                                 -29.64%    -4.23%         4.12%
Oppenheimer Capital Appreciation - Service Class                              -28.71%    -0.14%         7.54%
Oppenheimer Global Securities - Service Class                                 -24.09%     2.89%         9.25%
Oppenheimer High Income - Service Class                                       -4.82%     -2.34%         4.15%
Oppenheimer Main Street - Service Class                                       -20.78%    -5.54%         6.10%
Oppenheimer Main Street Small Cap - Service Class                             -17.79%      N/A         -3.11%
Oppenheimer Multiple Strategies - Service Class                               -12.56%     0.61%         5.50%
Oppenheimer Strategic Bond - Service Class                                     4.69%      1.60%         3.27%
STI Capital Appreciation                                                      -23.62%    -0.91%         7.08%
STI Growth and Income                                                         -22.35%      N/A         -8.48%
STI International Equity                                                      -20.39%    -6.89%        -3.36%
STI Investment Grade Bond                                                      5.02%      3.66%         3.83%
STI Mid-Cap Equity                                                            -30.04%    -4.87%         1.12%
STI Small Cap Value Equity                                                    -3.39%      0.87%         0.35%
STI Value Income Stock                                                        -18.83%    -2.92%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -34.15%     0.62%         6.42%
Van Kampen LIT Growth and Income - Class II                                   -16.63%     2.64%         5.14%
Van Kampen UIF Active International Allocation - Class II                     -19.79%      N/A         -13.57%
Van Kampen UIF Emerging Markets Debt - Class II                                6.40%      1.82%         1.53%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.20%      1.79%         4.08%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.81%      N/A         -1.49%
Putnam VT Global Asset Allocation - Class IB                                  -14.50%    -2.95%         4.18%
Putnam VT Growth and Income - Class IB                                        -20.82%    -3.11%         6.01%
Putnam VT Health Sciences - Class IB                                          -22.15%      N/A         -3.70%
Putnam VT High Yield - Class IB                                               -2.97%     -3.52%         2.95%
Putnam VT Income - Class IB                                                    5.44%      3.33%         4.16%
Putnam VT International Equity - Class IB                                     -19.54%    -0.01%         2.10%
Putnam VT Investors - Class IB                                                -25.60%      N/A         -9.29%
Putnam VT Money Market - Class IB                                             -1.10%      1.77%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.09%    -7.67%         3.13%
Putnam VT New Value - Class IB                                                -17.52%     0.25%         2.53%
Putnam VT Research - Class IB                                                 -23.97%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.81%    -6.77%         2.41%
Putnam VT Vista - Class IB                                                    -32.17%    -6.37%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.20%    -3.60%         5.92%
Franklin Growth and Income Securities - Class 2                               -10.39%     2.66%         8.31%
Franklin Small Cap Value Securities - Class 2                                 -11.32%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.81%     1.58%         4.10%
Templeton Developing Markets Securities - Class 2                             -2.41%     -7.61%        -11.65%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.35%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -29.67%    -4.28%         4.07%
Oppenheimer Capital Appreciation - Service Class                              -28.75%    -0.19%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.13%     2.84%         9.20%
Oppenheimer High Income - Service Class                                       -4.86%     -2.39%         4.10%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.58%         6.05%
Oppenheimer Main Street Small Cap - Service Class                             -17.83%      N/A         -3.16%
Oppenheimer Multiple Strategies - Service Class                               -12.61%     0.56%         5.45%
Oppenheimer Strategic Bond - Service Class                                     4.64%      1.55%         3.22%
STI Capital Appreciation                                                      -23.66%    -0.96%         7.02%
STI Growth and Income                                                         -22.39%      N/A         -8.52%
STI International Equity                                                      -20.43%    -6.93%        -3.40%
STI Investment Grade Bond                                                      4.97%      3.61%         3.78%
STI Mid-Cap Equity                                                            -30.07%    -4.92%         1.07%
STI Small Cap Value Equity                                                    -3.43%      0.82%         0.30%
STI Value Income Stock                                                        -18.87%    -2.97%         3.89%
Van Kampen LIT Emerging Growth - Class II                                     -34.18%     0.57%         6.37%
Van Kampen LIT Growth and Income - Class II                                   -16.67%     2.59%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.62%
Van Kampen UIF Emerging Markets Debt - Class II                                6.35%      1.77%         1.48%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.25%      1.74%         4.03%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.90%      N/A         -1.59%
Putnam VT Global Asset Allocation - Class IB                                  -14.59%    -3.04%         4.08%
Putnam VT Growth and Income - Class IB                                        -20.90%    -3.21%         5.91%
Putnam VT Health Sciences - Class IB                                          -22.23%      N/A         -3.79%
Putnam VT High Yield - Class IB                                               -3.07%     -3.62%         2.85%
Putnam VT Income - Class IB                                                    5.34%      3.23%         4.06%
Putnam VT International Equity - Class IB                                     -19.62%    -0.11%         2.00%
Putnam VT Investors - Class IB                                                -25.67%      N/A         -9.38%
Putnam VT Money Market - Class IB                                             -1.20%      1.66%         1.76%
Putnam VT New Opportunities - Class IB                                        -32.16%    -7.76%         3.03%
Putnam VT New Value - Class IB                                                -17.60%     0.15%         2.43%
Putnam VT Research - Class IB                                                 -24.04%      N/A         -3.72%
Putnam VT Utilities Growth and Income - Class IB                              -25.88%    -6.87%         2.30%
Putnam VT Vista - Class IB                                                    -32.24%    -6.46%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.27%    -3.69%         5.81%
Franklin Growth and Income Securities - Class 2                               -10.48%     2.56%         8.20%
Franklin Small Cap Value Securities - Class 2                                 -11.41%      N/A         -1.99%
Mutual Shares Securities - Class II                                           -13.90%     1.48%         3.99%
Templeton Developing Markets Securities - Class 2                             -2.51%     -7.70%        -11.74%
Templeton Foreign Securities - Class 2                                        -20.49%    -4.45%         5.12%
Oppenheimer Aggressive Growth - Service Class                                 -29.74%    -4.37%         3.96%
Oppenheimer Capital Appreciation - Service Class                              -28.82%    -0.29%         7.37%
Oppenheimer Global Securities - Service Class                                 -24.21%     2.74%         9.09%
Oppenheimer High Income - Service Class                                       -4.96%     -2.48%         3.99%
Oppenheimer Main Street - Service Class                                       -20.90%    -5.68%         5.94%
Oppenheimer Main Street Small Cap - Service Class                             -17.92%      N/A         -3.26%
Oppenheimer Multiple Strategies - Service Class                               -12.70%     0.46%         5.35%
Oppenheimer Strategic Bond - Service Class                                     4.53%      1.45%         3.12%
STI Capital Appreciation                                                      -23.73%    -1.06%         6.92%
STI Growth and Income                                                         -22.47%      N/A         -8.61%
STI International Equity                                                      -20.51%    -7.03%        -3.50%
STI Investment Grade Bond                                                      4.86%      3.50%         3.68%
STI Mid-Cap Equity                                                            -30.14%    -5.01%         0.97%
STI Small Cap Value Equity                                                    -3.53%      0.72%         0.20%
STI Value Income Stock                                                        -18.95%    -3.07%         3.79%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.47%         6.26%
Van Kampen LIT Growth and Income - Class II                                   -16.76%     2.49%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -19.91%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                6.24%      1.67%         1.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.35%      1.64%         3.93%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.95%      N/A         -1.63%
Putnam VT Global Asset Allocation - Class IB                                  -14.63%    -3.09%         4.03%
Putnam VT Growth and Income - Class IB                                        -20.94%    -3.26%         5.86%
Putnam VT Health Sciences - Class IB                                          -22.27%      N/A         -3.84%
Putnam VT High Yield - Class IB                                               -3.12%     -3.67%         2.80%
Putnam VT Income - Class IB                                                    5.29%      3.18%         4.01%
Putnam VT International Equity - Class IB                                     -19.66%    -0.16%         1.95%
Putnam VT Investors - Class IB                                                -25.71%      N/A         -9.42%
Putnam VT Money Market - Class IB                                             -1.25%      1.61%         1.71%
Putnam VT New Opportunities - Class IB                                        -32.19%    -7.81%         2.98%
Putnam VT New Value - Class IB                                                -17.64%     0.10%         2.38%
Putnam VT Research - Class IB                                                 -24.08%      N/A         -3.77%
Putnam VT Utilities Growth and Income - Class IB                              -25.92%    -6.91%         2.25%
Putnam VT Vista - Class IB                                                    -32.28%    -6.51%        -2.53%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.74%         5.76%
Franklin Growth and Income Securities - Class 2                               -10.52%     2.51%         8.15%
Franklin Small Cap Value Securities - Class 2                                 -11.45%      N/A         -2.04%
Mutual Shares Securities - Class II                                           -13.94%     1.43%         3.94%
Templeton Developing Markets Securities - Class 2                             -2.56%     -7.75%        -11.79%
Templeton Foreign Securities - Class 2                                        -20.53%    -4.49%         5.07%
Oppenheimer Aggressive Growth - Service Class                                 -29.78%    -4.42%         3.91%
Oppenheimer Capital Appreciation - Service Class                              -28.85%    -0.34%         7.32%
Oppenheimer Global Securities - Service Class                                 -24.24%     2.69%         9.04%
Oppenheimer High Income - Service Class                                       -5.01%     -2.53%         3.94%
Oppenheimer Main Street - Service Class                                       -20.94%    -5.72%         5.89%
Oppenheimer Main Street Small Cap - Service Class                             -17.96%      N/A         -3.31%
Oppenheimer Multiple Strategies - Service Class                               -12.74%     0.41%         5.29%
Oppenheimer Strategic Bond - Service Class                                     4.48%      1.40%         3.06%
STI Capital Appreciation                                                      -23.77%    -1.11%         6.86%
STI Growth and Income                                                         -22.51%      N/A         -8.66%
STI International Equity                                                      -20.55%    -7.07%        -3.55%
STI Investment Grade Bond                                                      4.81%      3.45%         3.63%
STI Mid-Cap Equity                                                            -30.18%    -5.06%         0.92%
STI Small Cap Value Equity                                                    -3.58%      0.67%         0.15%
STI Value Income Stock                                                        -18.99%    -3.12%         3.74%
Van Kampen LIT Emerging Growth - Class II                                     -34.28%     0.42%         6.21%
Van Kampen LIT Growth and Income - Class II                                   -16.80%     2.43%         4.93%
Van Kampen UIF Active International Allocation - Class II                     -19.95%      N/A         -13.75%
Van Kampen UIF Emerging Markets Debt - Class II                                6.19%      1.62%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.39%      1.59%         3.87%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.08%      N/A         -1.78%
Putnam VT Global Asset Allocation - Class IB                                  -14.76%    -3.24%         3.87%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.40%         5.70%
Putnam VT Health Sciences - Class IB                                          -22.38%      N/A         -3.99%
Putnam VT High Yield - Class IB                                               -3.26%     -3.81%         2.64%
Putnam VT Income - Class IB                                                    5.13%      3.02%         3.85%
Putnam VT International Equity - Class IB                                     -19.78%    -0.31%         1.79%
Putnam VT Investors - Class IB                                                -25.82%      N/A         -9.56%
Putnam VT Money Market - Class IB                                             -1.40%      1.46%         1.55%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.95%         2.82%
Putnam VT New Value - Class IB                                                -17.76%    -0.05%         2.23%
Putnam VT Research - Class IB                                                 -24.20%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.03%    -7.05%         2.10%
Putnam VT Vista - Class IB                                                    -32.38%    -6.65%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.41%    -3.89%         5.60%
Franklin Growth and Income Securities - Class 2                               -10.66%     2.36%         7.98%
Franklin Small Cap Value Securities - Class 2                                 -11.58%      N/A         -2.19%
Mutual Shares Securities - Class II                                           -14.07%     1.27%         3.79%
Templeton Developing Markets Securities - Class 2                             -2.70%     -7.89%        -11.92%
Templeton Foreign Securities - Class 2                                        -20.65%    -4.64%         4.91%
Oppenheimer Aggressive Growth - Service Class                                 -29.89%    -4.56%         3.76%
Oppenheimer Capital Appreciation - Service Class                              -28.96%    -0.49%         7.16%
Oppenheimer Global Securities - Service Class                                 -24.36%     2.53%         8.87%
Oppenheimer High Income - Service Class                                       -5.15%     -2.68%         3.78%
Oppenheimer Main Street - Service Class                                       -21.05%    -5.87%         5.73%
Oppenheimer Main Street Small Cap - Service Class                             -18.08%      N/A         -3.45%
Oppenheimer Multiple Strategies - Service Class                               -12.87%     0.26%         5.14%
Oppenheimer Strategic Bond - Service Class                                     4.32%      1.24%         2.91%
STI Capital Appreciation                                                      -23.89%    -1.25%         6.70%
STI Growth and Income                                                         -22.63%      N/A         -8.80%
STI International Equity                                                      -20.67%    -7.21%        -3.69%
STI Investment Grade Bond                                                      4.66%      3.30%         3.47%
STI Mid-Cap Equity                                                            -30.28%    -5.20%         0.77%
STI Small Cap Value Equity                                                    -3.72%      0.51%         0.00%
STI Value Income Stock                                                        -19.11%    -3.26%         3.58%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.27%         6.05%
Van Kampen LIT Growth and Income - Class II                                   -16.92%     2.28%         4.78%
Van Kampen UIF Active International Allocation - Class II                     -20.07%      N/A         -13.88%
Van Kampen UIF Emerging Markets Debt - Class II                                6.03%      1.47%         1.18%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.54%      1.43%         3.72%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.68%      N/A         -1.31%
Putnam VT Global Asset Allocation - Class IB                                  -14.39%    -2.73%         4.54%
Putnam VT Growth and Income - Class IB                                        -20.75%    -2.89%         6.41%
Putnam VT Health Sciences - Class IB                                          -22.08%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.79%     -3.38%         3.27%
Putnam VT Income - Class IB                                                    5.68%      3.57%         4.46%
Putnam VT International Equity - Class IB                                     -19.45%     0.28%         2.43%
Putnam VT Investors - Class IB                                                -25.55%      N/A         -9.14%
Putnam VT Money Market - Class IB                                             -0.91%      2.00%         2.11%
Putnam VT New Opportunities - Class IB                                        -32.08%    -7.44%         3.51%
Putnam VT New Value - Class IB                                                -17.42%     0.48%         2.82%
Putnam VT Research - Class IB                                                 -23.91%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.76%    -6.59%         2.75%
Putnam VT Vista - Class IB                                                    -32.17%    -6.13%        -2.08%
Putnam VT Voyager - Class IB                                                  -28.16%    -3.33%         6.33%
Franklin Growth and Income Securities - Class 2                               -10.25%     2.93%         8.71%
Franklin Small Cap Value Securities - Class 2                                 -11.18%      N/A         -1.79%
Mutual Shares Securities - Class II                                           -13.69%     1.82%         4.34%
Templeton Developing Markets Securities - Class 2                             -2.22%     -7.52%        -11.78%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.14%         5.63%
Oppenheimer Aggressive Growth - Service Class                                 -29.65%    -4.01%         4.46%
Oppenheimer Capital Appreciation - Service Class                              -28.72%     0.11%         7.89%
Oppenheimer Global Securities - Service Class                                 -24.07%     3.17%         9.66%
Oppenheimer High Income - Service Class                                       -4.69%     -2.21%         4.44%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.40%         6.44%
Oppenheimer Main Street Small Cap - Service Class                             -17.74%      N/A         -2.98%
Oppenheimer Multiple Strategies - Service Class                               -12.48%     0.80%         5.81%
Oppenheimer Strategic Bond - Service Class                                     4.87%      1.77%         3.48%
STI Capital Appreciation                                                      -23.60%    -0.69%         7.39%
STI Growth and Income                                                         -22.32%      N/A         -8.37%
STI International Equity                                                      -20.35%    -6.76%        -3.23%
STI Investment Grade Bond                                                      5.20%      3.85%         4.01%
STI Mid-Cap Equity                                                            -30.05%    -4.72%         1.34%
STI Small Cap Value Equity                                                    -3.25%      0.99%         0.40%
STI Value Income Stock                                                        -18.78%    -2.77%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -34.19%     0.93%         6.76%
Van Kampen LIT Growth and Income - Class II                                   -16.57%     2.89%         5.37%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.60%
Van Kampen UIF Emerging Markets Debt - Class II                                6.59%      1.94%         1.61%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.07%      1.94%         4.28%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.85%      N/A         -1.51%
Putnam VT Global Asset Allocation - Class IB                                  -14.56%    -2.93%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.91%    -3.09%         6.19%
Putnam VT Health Sciences - Class IB                                          -22.24%      N/A         -3.71%
Putnam VT High Yield - Class IB                                               -2.98%     -3.57%         3.06%
Putnam VT Income - Class IB                                                    5.47%      3.36%         4.25%
Putnam VT International Equity - Class IB                                     -19.61%     0.08%         2.22%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.32%
Putnam VT Money Market - Class IB                                             -1.10%      1.79%         1.90%
Putnam VT New Opportunities - Class IB                                        -32.22%    -7.63%         3.31%
Putnam VT New Value - Class IB                                                -17.59%     0.28%         2.61%
Putnam VT Research - Class IB                                                 -24.06%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.78%         2.54%
Putnam VT Vista - Class IB                                                    -32.30%    -6.32%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.52%         6.12%
Franklin Growth and Income Securities - Class 2                               -10.43%     2.72%         8.49%
Franklin Small Cap Value Securities - Class 2                                 -11.36%      N/A         -1.99%
Mutual Shares Securities - Class II                                           -13.86%     1.62%         4.13%
Templeton Developing Markets Securities - Class 2                             -2.42%     -7.71%        -11.96%
Templeton Foreign Securities - Class 2                                        -20.49%    -4.33%         5.42%
Oppenheimer Aggressive Growth - Service Class                                 -29.79%    -4.21%         4.25%
Oppenheimer Capital Appreciation - Service Class                              -28.86%    -0.09%         7.68%
Oppenheimer Global Securities - Service Class                                 -24.23%     2.96%         9.43%
Oppenheimer High Income - Service Class                                       -4.88%     -2.41%         4.23%
Oppenheimer Main Street - Service Class                                       -20.90%    -5.59%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -17.90%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -12.66%     0.60%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.66%      1.56%         3.27%
STI Capital Appreciation                                                      -23.75%    -0.89%         7.18%
STI Growth and Income                                                         -22.48%      N/A         -8.55%
STI International Equity                                                      -20.51%    -6.95%        -3.42%
STI Investment Grade Bond                                                      4.99%      3.64%         3.80%
STI Mid-Cap Equity                                                            -30.19%    -4.91%         1.14%
STI Small Cap Value Equity                                                    -3.45%      0.78%         0.19%
STI Value Income Stock                                                        -18.94%    -2.96%         3.99%
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     0.72%         6.55%
Van Kampen LIT Growth and Income - Class II                                   -16.74%     2.68%         5.15%
Van Kampen UIF Active International Allocation - Class II                     -19.91%      N/A         -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                                6.38%      1.73%         1.41%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.26%      1.73%         4.07%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.90%      N/A         -1.56%
Putnam VT Global Asset Allocation - Class IB                                  -14.60%    -2.98%         4.28%
Putnam VT Growth and Income - Class IB                                        -20.95%    -3.14%         6.14%
Putnam VT Health Sciences - Class IB                                          -22.28%      N/A         -3.75%
Putnam VT High Yield - Class IB                                               -3.03%     -3.62%         3.01%
Putnam VT Income - Class IB                                                    5.41%      3.31%         4.20%
Putnam VT International Equity - Class IB                                     -19.65%     0.03%         2.17%
Putnam VT Investors - Class IB                                                -25.74%      N/A         -9.37%
Putnam VT Money Market - Class IB                                             -1.15%      1.74%         1.85%
Putnam VT New Opportunities - Class IB                                        -32.25%    -7.68%         3.25%
Putnam VT New Value - Class IB                                                -17.63%     0.23%         2.56%
Putnam VT Research - Class IB                                                 -24.10%      N/A         -3.68%
Putnam VT Utilities Growth and Income - Class IB                              -25.95%    -6.83%         2.49%
Putnam VT Vista - Class IB                                                    -32.34%    -6.36%        -2.33%
Putnam VT Voyager - Class IB                                                  -28.34%    -3.57%         6.06%
Franklin Growth and Income Securities - Class 2                               -10.47%     2.67%         8.43%
Franklin Small Cap Value Securities - Class 2                                 -11.41%      N/A         -2.04%
Mutual Shares Securities - Class II                                           -13.91%     1.57%         4.08%
Templeton Developing Markets Securities - Class 2                             -2.47%     -7.76%        -12.01%
Templeton Foreign Securities - Class 2                                        -20.53%    -4.38%         5.36%
Oppenheimer Aggressive Growth - Service Class                                 -29.83%    -4.26%         4.20%
Oppenheimer Capital Appreciation - Service Class                              -28.89%    -0.14%         7.62%
Oppenheimer Global Securities - Service Class                                 -24.26%     2.91%         9.38%
Oppenheimer High Income - Service Class                                       -4.93%     -2.46%         4.18%
Oppenheimer Main Street - Service Class                                       -20.94%    -5.64%         6.17%
Oppenheimer Main Street Small Cap - Service Class                             -17.95%      N/A         -3.22%
Oppenheimer Multiple Strategies - Service Class                               -12.70%     0.55%         5.54%
Oppenheimer Strategic Bond - Service Class                                     4.60%      1.51%         3.22%
STI Capital Appreciation                                                      -23.79%    -0.94%         7.12%
STI Growth and Income                                                         -22.52%      N/A         -8.60%
STI International Equity                                                      -20.55%    -7.00%        -3.47%
STI Investment Grade Bond                                                      4.94%      3.59%         3.74%
STI Mid-Cap Equity                                                            -30.23%    -4.96%         1.09%
STI Small Cap Value Equity                                                    -3.50%      0.73%         0.14%
STI Value Income Stock                                                        -18.98%    -3.01%         3.93%
Van Kampen LIT Emerging Growth - Class II                                     -34.35%     0.67%         6.49%
Van Kampen LIT Growth and Income - Class II                                   -16.78%     2.63%         5.10%
Van Kampen UIF Active International Allocation - Class II                     -19.95%      N/A         -13.81%
Van Kampen UIF Emerging Markets Debt - Class II                                6.32%      1.68%         1.35%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.31%      1.68%         4.02%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.94%      N/A         -1.61%
Putnam VT Global Asset Allocation - Class IB                                  -14.65%    -3.02%         4.23%
Putnam VT Growth and Income - Class IB                                        -20.99%    -3.19%         6.09%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.80%
Putnam VT High Yield - Class IB                                               -3.08%     -3.67%         2.96%
Putnam VT Income - Class IB                                                    5.36%      3.26%         4.14%
Putnam VT International Equity - Class IB                                     -19.69%    -0.02%         2.12%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.41%
Putnam VT Money Market - Class IB                                             -1.20%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.72%         3.20%
Putnam VT New Value - Class IB                                                -17.67%     0.18%         2.51%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -25.98%    -6.87%         2.44%
Putnam VT Vista - Class IB                                                    -32.37%    -6.41%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.38%    -3.62%         6.01%
Franklin Growth and Income Securities - Class 2                               -10.52%     2.61%         8.38%
Franklin Small Cap Value Securities - Class 2                                 -11.45%      N/A         -2.08%
Mutual Shares Securities - Class II                                           -13.95%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.81%        -12.05%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.43%         5.31%
Oppenheimer Aggressive Growth - Service Class                                 -29.86%    -4.30%         4.14%
Oppenheimer Capital Appreciation - Service Class                              -28.93%    -0.20%         7.57%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.86%         9.32%
Oppenheimer High Income - Service Class                                       -4.98%     -2.51%         4.13%
Oppenheimer Main Street - Service Class                                       -20.98%    -5.69%         6.12%
Oppenheimer Main Street Small Cap - Service Class                             -17.99%      N/A         -3.27%
Oppenheimer Multiple Strategies - Service Class                               -12.74%     0.50%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.55%      1.46%         3.17%
STI Capital Appreciation                                                      -23.83%    -0.99%         7.07%
STI Growth and Income                                                         -22.56%      N/A         -8.65%
STI International Equity                                                      -20.59%    -7.05%        -3.52%
STI Investment Grade Bond                                                      4.88%      3.54%         3.69%
STI Mid-Cap Equity                                                            -30.26%    -5.01%         1.04%
STI Small Cap Value Equity                                                    -3.54%      0.68%         0.09%
STI Value Income Stock                                                        -19.02%    -3.06%         3.88%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.62%         6.44%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     2.57%         5.05%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.86%
Van Kampen UIF Emerging Markets Debt - Class II                                6.27%      1.63%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.63%         3.97%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.03%      N/A         -1.71%
Putnam VT Global Asset Allocation - Class IB                                  -14.73%    -3.12%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.29%         5.98%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.90%
Putnam VT High Yield - Class IB                                               -3.18%     -3.77%         2.85%
Putnam VT Income - Class IB                                                    5.25%      3.15%         4.04%
Putnam VT International Equity - Class IB                                     -19.77%    -0.12%         2.01%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.51%
Putnam VT Money Market - Class IB                                             -1.30%      1.59%         1.69%
Putnam VT New Opportunities - Class IB                                        -32.35%    -7.82%         3.10%
Putnam VT New Value - Class IB                                                -17.75%     0.08%         2.41%
Putnam VT Research - Class IB                                                 -24.22%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.97%         2.33%
Putnam VT Vista - Class IB                                                    -32.44%    -6.51%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.45%    -3.72%         5.90%
Franklin Growth and Income Securities - Class 2                               -10.61%     2.51%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -11.54%      N/A         -2.18%
Mutual Shares Securities - Class II                                           -14.04%     1.41%         3.92%
Templeton Developing Markets Securities - Class 2                             -2.61%     -7.90%        -12.14%
Templeton Foreign Securities - Class 2                                        -20.65%    -4.53%         5.21%
Oppenheimer Aggressive Growth - Service Class                                 -29.93%    -4.40%         4.04%
Oppenheimer Capital Appreciation - Service Class                              -29.00%    -0.30%         7.46%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.75%         9.21%
Oppenheimer High Income - Service Class                                       -5.07%     -2.61%         4.02%
Oppenheimer Main Street - Service Class                                       -21.06%    -5.78%         6.01%
Oppenheimer Main Street Small Cap - Service Class                             -18.07%      N/A         -3.37%
Oppenheimer Multiple Strategies - Service Class                               -12.83%     0.40%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.45%      1.35%         3.06%
STI Capital Appreciation                                                      -23.91%    -1.09%         6.96%
STI Growth and Income                                                         -22.64%      N/A         -8.74%
STI International Equity                                                      -20.67%    -7.14%        -3.62%
STI Investment Grade Bond                                                      4.78%      3.43%         3.59%
STI Mid-Cap Equity                                                            -30.33%    -5.10%         0.93%
STI Small Cap Value Equity                                                    -3.64%      0.58%        -0.01%
STI Value Income Stock                                                        -19.10%    -3.16%         3.78%
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     0.52%         6.33%
Van Kampen LIT Growth and Income - Class II                                   -16.91%     2.47%         4.94%
Van Kampen UIF Active International Allocation - Class II                     -20.07%      N/A         -13.95%
Van Kampen UIF Emerging Markets Debt - Class II                                6.16%      1.53%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.45%      1.52%         3.86%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.08%      N/A         -1.76%
Putnam VT Global Asset Allocation - Class IB                                  -14.77%    -3.17%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.10%    -3.33%         5.93%
Putnam VT Health Sciences - Class IB                                          -22.43%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.82%         2.80%
Putnam VT Income - Class IB                                                    5.20%      3.10%         3.99%
Putnam VT International Equity - Class IB                                     -19.81%    -0.17%         1.96%
Putnam VT Investors - Class IB                                                -25.89%      N/A         -9.55%
Putnam VT Money Market - Class IB                                             -1.35%      1.54%         1.64%
Putnam VT New Opportunities - Class IB                                        -32.39%    -7.86%         3.04%
Putnam VT New Value - Class IB                                                -17.79%     0.03%         2.36%
Putnam VT Research - Class IB                                                 -24.25%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.10%    -7.01%         2.28%
Putnam VT Vista - Class IB                                                    -32.47%    -6.55%        -2.52%
Putnam VT Voyager - Class IB                                                  -28.49%    -3.77%         5.85%
Franklin Growth and Income Securities - Class 2                               -10.65%     2.46%         8.21%
Franklin Small Cap Value Securities - Class 2                                 -11.58%      N/A         -2.23%
Mutual Shares Securities - Class II                                           -14.08%     1.36%         3.87%
Templeton Developing Markets Securities - Class 2                             -2.66%     -7.95%        -12.19%
Templeton Foreign Securities - Class 2                                        -20.69%    -4.57%         5.15%
Oppenheimer Aggressive Growth - Service Class                                 -29.97%    -4.45%         3.99%
Oppenheimer Capital Appreciation - Service Class                              -29.04%    -0.35%         7.40%
Oppenheimer Global Securities - Service Class                                 -24.42%     2.70%         9.16%
Oppenheimer High Income - Service Class                                       -5.12%     -2.66%         3.97%
Oppenheimer Main Street - Service Class                                       -21.10%    -5.83%         5.96%
Oppenheimer Main Street Small Cap - Service Class                             -18.11%      N/A         -3.42%
Oppenheimer Multiple Strategies - Service Class                               -12.88%     0.35%         5.33%
Oppenheimer Strategic Bond - Service Class                                     4.39%      1.30%         3.01%
STI Capital Appreciation                                                      -23.94%    -1.14%         6.91%
STI Growth and Income                                                         -22.68%      N/A         -8.78%
STI International Equity                                                      -20.71%    -7.19%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.38%         3.53%
STI Mid-Cap Equity                                                            -30.37%    -5.15%         0.88%
STI Small Cap Value Equity                                                    -3.69%      0.53%        -0.06%
STI Value Income Stock                                                        -19.14%    -3.21%         3.72%
Van Kampen LIT Emerging Growth - Class II                                     -34.48%     0.47%         6.28%
Van Kampen LIT Growth and Income - Class II                                   -16.95%     2.42%         4.89%
Van Kampen UIF Active International Allocation - Class II                     -20.11%      N/A         -13.99%
Van Kampen UIF Emerging Markets Debt - Class II                                6.11%      1.47%         1.15%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.50%      1.47%         3.81%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.12%      N/A         -1.81%
Putnam VT Global Asset Allocation - Class IB                                  -14.82%    -3.22%         4.01%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.38%         5.87%
Putnam VT Health Sciences - Class IB                                          -22.47%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.87%         2.75%
Putnam VT Income - Class IB                                                    5.15%      3.05%         3.93%
Putnam VT International Equity - Class IB                                     -19.85%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.60%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.42%    -7.91%         2.99%
Putnam VT New Value - Class IB                                                -17.83%    -0.02%         2.30%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.06%         2.23%
Putnam VT Vista - Class IB                                                    -32.51%    -6.60%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.82%         5.80%
Franklin Growth and Income Securities - Class 2                               -10.70%     2.41%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -11.63%      N/A         -2.28%
Mutual Shares Securities - Class II                                           -14.12%     1.31%         3.82%
Templeton Developing Markets Securities - Class 2                             -2.71%     -7.99%        -12.23%
Templeton Foreign Securities - Class 2                                        -20.73%    -4.62%         5.10%
Oppenheimer Aggressive Growth - Service Class                                 -30.00%    -4.50%         3.93%
Oppenheimer Capital Appreciation - Service Class                              -29.07%    -0.40%         7.35%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.65%         9.10%
Oppenheimer High Income - Service Class                                       -5.17%     -2.70%         3.91%
Oppenheimer Main Street - Service Class                                       -21.14%    -5.88%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -18.15%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.92%     0.30%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.34%      1.25%         2.96%
STI Capital Appreciation                                                      -23.98%    -1.19%         6.85%
STI Growth and Income                                                         -22.71%      N/A         -8.83%
STI International Equity                                                      -20.75%    -7.24%        -3.71%
STI Investment Grade Bond                                                      4.67%      3.33%         3.48%
STI Mid-Cap Equity                                                            -30.40%    -5.20%         0.83%
STI Small Cap Value Equity                                                    -3.74%      0.48%        -0.11%
STI Value Income Stock                                                        -19.19%    -3.26%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     0.42%         6.23%
Van Kampen LIT Growth and Income - Class II                                   -16.99%     2.37%         4.84%
Van Kampen UIF Active International Allocation - Class II                     -20.15%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                6.06%      1.42%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.55%      1.42%         3.76%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.17%      N/A         -1.86%
Putnam VT Global Asset Allocation - Class IB                                  -14.86%    -3.27%         3.96%
Putnam VT Growth and Income - Class IB                                        -21.18%    -3.43%         5.82%
Putnam VT Health Sciences - Class IB                                          -22.51%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -3.32%     -3.91%         2.70%
Putnam VT Income - Class IB                                                    5.10%      3.00%         3.88%
Putnam VT International Equity - Class IB                                     -19.90%    -0.27%         1.86%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.64%
Putnam VT Money Market - Class IB                                             -1.45%      1.43%         1.54%
Putnam VT New Opportunities - Class IB                                        -32.46%    -7.96%         2.94%
Putnam VT New Value - Class IB                                                -17.88%    -0.07%         2.25%
Putnam VT Research - Class IB                                                 -24.33%      N/A         -3.97%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.11%         2.18%
Putnam VT Vista - Class IB                                                    -32.54%    -6.65%        -2.62%
Putnam VT Voyager - Class IB                                                  -28.56%    -3.86%         5.74%
Franklin Growth and Income Securities - Class 2                               -10.74%     2.36%         8.10%
Franklin Small Cap Value Securities - Class 2                                 -11.67%      N/A         -2.33%
Mutual Shares Securities - Class II                                           -14.17%     1.26%         3.77%
Templeton Developing Markets Securities - Class 2                             -2.76%     -8.04%        -12.28%
Templeton Foreign Securities - Class 2                                        -20.77%    -4.67%         5.05%
Oppenheimer Aggressive Growth - Service Class                                 -30.04%    -4.55%         3.88%
Oppenheimer Capital Appreciation - Service Class                              -29.11%    -0.45%         7.30%
Oppenheimer Global Securities - Service Class                                 -24.49%     2.60%         9.05%
Oppenheimer High Income - Service Class                                       -5.22%     -2.75%         3.86%
Oppenheimer Main Street - Service Class                                       -21.18%    -5.92%         5.85%
Oppenheimer Main Street Small Cap - Service Class                             -18.19%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -12.96%     0.24%         5.22%
Oppenheimer Strategic Bond - Service Class                                     4.29%      1.20%         2.90%
STI Capital Appreciation                                                      -24.02%    -1.24%         6.80%
STI Growth and Income                                                         -22.75%      N/A         -8.88%
STI International Equity                                                      -20.79%    -7.28%        -3.76%
STI Investment Grade Bond                                                      4.62%      3.28%         3.43%
STI Mid-Cap Equity                                                            -30.44%    -5.25%         0.78%
STI Small Cap Value Equity                                                    -3.79%      0.43%        -0.16%
STI Value Income Stock                                                        -19.23%    -3.31%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -34.55%     0.37%         6.17%
Van Kampen LIT Growth and Income - Class II                                   -17.03%     2.32%         4.78%
Van Kampen UIF Active International Allocation - Class II                     -20.19%      N/A         -14.08%
Van Kampen UIF Emerging Markets Debt - Class II                                6.00%      1.37%         1.05%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.60%      1.37%         3.70%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.21%      N/A         -1.91%
Putnam VT Global Asset Allocation - Class IB                                  -14.90%    -3.32%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.22%    -3.48%         5.77%
Putnam VT Health Sciences - Class IB                                          -22.55%      N/A         -4.09%
Putnam VT High Yield - Class IB                                               -3.37%     -3.96%         2.64%
Putnam VT Income - Class IB                                                    5.04%      2.95%         3.83%
Putnam VT International Equity - Class IB                                     -19.94%    -0.32%         1.81%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.69%
Putnam VT Money Market - Class IB                                             -1.50%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -32.49%    -8.00%         2.89%
Putnam VT New Value - Class IB                                                -17.92%    -0.12%         2.20%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -4.02%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.16%         2.13%
Putnam VT Vista - Class IB                                                    -32.57%    -6.70%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.91%         5.69%
Franklin Growth and Income Securities - Class 2                               -10.79%     2.30%         8.05%
Franklin Small Cap Value Securities - Class 2                                 -11.72%      N/A         -2.38%
Mutual Shares Securities - Class II                                           -14.21%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -2.81%     -8.09%        -12.32%
Templeton Foreign Securities - Class 2                                        -20.81%    -4.72%         4.99%
Oppenheimer Aggressive Growth - Service Class                                 -30.07%    -4.59%         3.83%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.50%         7.24%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.55%         8.99%
Oppenheimer High Income - Service Class                                       -5.26%     -2.80%         3.81%
Oppenheimer Main Street - Service Class                                       -21.22%    -5.97%         5.80%
Oppenheimer Main Street Small Cap - Service Class                             -18.23%      N/A         -3.57%
Oppenheimer Multiple Strategies - Service Class                               -13.01%     0.19%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.24%      1.15%         2.85%
STI Capital Appreciation                                                      -24.06%    -1.29%         6.74%
STI Growth and Income                                                         -22.79%      N/A         -8.92%
STI International Equity                                                      -20.83%    -7.33%        -3.81%
STI Investment Grade Bond                                                      4.57%      3.22%         3.38%
STI Mid-Cap Equity                                                            -30.47%    -5.29%         0.73%
STI Small Cap Value Equity                                                    -3.83%      0.38%        -0.21%
STI Value Income Stock                                                        -19.27%    -3.36%         3.57%
Van Kampen LIT Emerging Growth - Class II                                     -34.58%     0.32%         6.12%
Van Kampen LIT Growth and Income - Class II                                   -17.07%     2.26%         4.73%
Van Kampen UIF Active International Allocation - Class II                     -20.23%      N/A         -14.12%
Van Kampen UIF Emerging Markets Debt - Class II                                5.95%      1.32%         1.00%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.65%      1.32%         3.65%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.30%      N/A         -2.01%
Putnam VT Global Asset Allocation - Class IB                                  -14.99%    -3.42%         3.80%
Putnam VT Growth and Income - Class IB                                        -21.30%    -3.58%         5.66%
Putnam VT Health Sciences - Class IB                                          -22.63%      N/A         -4.19%
Putnam VT High Yield - Class IB                                               -3.47%     -4.06%         2.54%
Putnam VT Income - Class IB                                                    4.94%      2.84%         3.72%
Putnam VT International Equity - Class IB                                     -20.02%    -0.42%         1.70%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.78%
Putnam VT Money Market - Class IB                                             -1.60%      1.28%         1.38%
Putnam VT New Opportunities - Class IB                                        -32.56%    -8.10%         2.78%
Putnam VT New Value - Class IB                                                -18.00%    -0.22%         2.10%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.11%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.25%         2.02%
Putnam VT Vista - Class IB                                                    -32.64%    -6.79%        -2.77%
Putnam VT Voyager - Class IB                                                  -28.67%    -4.01%         5.58%
Franklin Growth and Income Securities - Class 2                               -10.88%     2.20%         7.94%
Franklin Small Cap Value Securities - Class 2                                 -11.81%      N/A         -2.48%
Mutual Shares Securities - Class II                                           -14.30%     1.11%         3.61%
Templeton Developing Markets Securities - Class 2                             -2.91%     -8.18%        -12.41%
Templeton Foreign Securities - Class 2                                        -20.89%    -4.82%         4.89%
Oppenheimer Aggressive Growth - Service Class                                 -30.14%    -4.69%         3.72%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.60%         7.13%
Oppenheimer Global Securities - Service Class                                 -24.61%     2.44%         8.88%
Oppenheimer High Income - Service Class                                       -5.36%     -2.90%         3.70%
Oppenheimer Main Street - Service Class                                       -21.30%    -6.07%         5.69%
Oppenheimer Main Street Small Cap - Service Class                             -18.32%      N/A         -3.66%
Oppenheimer Multiple Strategies - Service Class                               -13.10%     0.09%         5.06%
Oppenheimer Strategic Bond - Service Class                                     4.13%      1.05%         2.75%
STI Capital Appreciation                                                      -24.13%    -1.39%         6.64%
STI Growth and Income                                                         -22.87%      N/A         -9.01%
STI International Equity                                                      -20.91%    -7.42%        -3.91%
STI Investment Grade Bond                                                      4.46%      3.12%         3.27%
STI Mid-Cap Equity                                                            -30.54%    -5.39%         0.63%
STI Small Cap Value Equity                                                    -3.93%      0.28%        -0.31%
STI Value Income Stock                                                        -19.35%    -3.45%         3.46%
Van Kampen LIT Emerging Growth - Class II                                     -34.65%     0.22%         6.01%
Van Kampen LIT Growth and Income - Class II                                   -17.16%     2.16%         4.62%
Van Kampen UIF Active International Allocation - Class II                     -20.31%      N/A         -14.21%
Van Kampen UIF Emerging Markets Debt - Class II                                5.84%      1.22%         0.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.75%      1.22%         3.55%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.35%      N/A         -2.06%
Putnam VT Global Asset Allocation - Class IB                                  -15.03%    -3.47%         3.75%
Putnam VT Growth and Income - Class IB                                        -21.34%    -3.63%         5.61%
Putnam VT Health Sciences - Class IB                                          -22.67%      N/A         -4.24%
Putnam VT High Yield - Class IB                                               -3.52%     -4.11%         2.49%
Putnam VT Income - Class IB                                                    4.89%      2.79%         3.67%
Putnam VT International Equity - Class IB                                     -20.06%    -0.47%         1.65%
Putnam VT Investors - Class IB                                                -26.11%      N/A         -9.83%
Putnam VT Money Market - Class IB                                             -1.65%      1.23%         1.33%
Putnam VT New Opportunities - Class IB                                        -32.59%    -8.14%         2.73%
Putnam VT New Value - Class IB                                                -18.04%    -0.28%         2.05%
Putnam VT Research - Class IB                                                 -24.48%      N/A         -4.16%
Putnam VT Utilities Growth and Income - Class IB                              -26.32%    -7.30%         1.97%
Putnam VT Vista - Class IB                                                    -32.68%    -6.84%        -2.82%
Putnam VT Voyager - Class IB                                                  -28.71%    -4.06%         5.53%
Franklin Growth and Income Securities - Class 2                               -10.92%     2.15%         7.88%
Franklin Small Cap Value Securities - Class 2                                 -11.85%      N/A         -2.53%
Mutual Shares Securities - Class II                                           -14.34%     1.06%         3.56%
Templeton Developing Markets Securities - Class 2                             -2.96%     -8.23%        -12.46%
Templeton Foreign Securities - Class 2                                        -20.93%    -4.86%         4.84%
Oppenheimer Aggressive Growth - Service Class                                 -30.18%    -4.74%         3.67%
Oppenheimer Capital Appreciation - Service Class                              -29.25%    -0.65%         7.08%
Oppenheimer Global Securities - Service Class                                 -24.64%     2.39%         8.83%
Oppenheimer High Income - Service Class                                       -5.41%     -2.95%         3.65%
Oppenheimer Main Street - Service Class                                       -21.34%    -6.11%         5.64%
Oppenheimer Main Street Small Cap - Service Class                             -18.36%      N/A         -3.71%
Oppenheimer Multiple Strategies - Service Class                               -13.14%     0.04%         5.01%
Oppenheimer Strategic Bond - Service Class                                     4.08%      1.00%         2.70%
STI Capital Appreciation                                                      -24.17%    -1.44%         6.58%
STI Growth and Income                                                         -22.91%      N/A         -9.06%
STI International Equity                                                      -20.95%    -7.47%        -3.96%
STI Investment Grade Bond                                                      4.41%      3.07%         3.22%
STI Mid-Cap Equity                                                            -30.58%    -5.44%         0.58%
STI Small Cap Value Equity                                                    -3.98%      0.22%        -0.36%
STI Value Income Stock                                                        -19.39%    -3.50%         3.41%
Van Kampen LIT Emerging Growth - Class II                                     -34.68%     0.17%         5.96%
Van Kampen LIT Growth and Income - Class II                                   -17.20%     2.11%         4.57%
Van Kampen UIF Active International Allocation - Class II                     -20.35%      N/A         -14.25%
Van Kampen UIF Emerging Markets Debt - Class II                                5.79%      1.17%         0.84%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.79%      1.17%         3.49%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.48%      N/A         -2.21%
Putnam VT Global Asset Allocation - Class IB                                  -15.16%    -3.61%         3.59%
Putnam VT Growth and Income - Class IB                                        -21.46%    -3.77%         5.45%
Putnam VT Health Sciences - Class IB                                          -22.78%      N/A         -4.39%
Putnam VT High Yield - Class IB                                               -3.66%     -4.25%         2.33%
Putnam VT Income - Class IB                                                    4.73%      2.63%         3.51%
Putnam VT International Equity - Class IB                                     -20.18%    -0.62%         1.50%
Putnam VT Investors - Class IB                                                -26.22%      N/A         -9.96%
Putnam VT Money Market - Class IB                                             -1.80%      1.08%         1.18%
Putnam VT New Opportunities - Class IB                                        -32.69%    -8.28%         2.58%
Putnam VT New Value - Class IB                                                -18.16%    -0.43%         1.89%
Putnam VT Research - Class IB                                                 -24.60%      N/A         -4.31%
Putnam VT Utilities Growth and Income - Class IB                              -26.43%    -7.44%         1.82%
Putnam VT Vista - Class IB                                                    -32.78%    -6.98%        -2.97%
Putnam VT Voyager - Class IB                                                  -28.81%    -4.20%         5.37%
Franklin Growth and Income Securities - Class 2                               -11.06%     1.99%         7.72%
Franklin Small Cap Value Securities - Class 2                                 -11.98%      N/A         -2.68%
Mutual Shares Securities - Class II                                           -14.47%     0.90%         3.40%
Templeton Developing Markets Securities - Class 2                             -3.10%     -8.37%        -12.60%
Templeton Foreign Securities - Class 2                                        -21.05%    -5.01%         4.68%
Oppenheimer Aggressive Growth - Service Class                                 -30.29%    -4.88%         3.51%
Oppenheimer Capital Appreciation - Service Class                              -29.36%    -0.80%         6.92%
Oppenheimer Global Securities - Service Class                                 -24.76%     2.24%         8.66%
Oppenheimer High Income - Service Class                                       -5.55%     -3.10%         3.49%
Oppenheimer Main Street - Service Class                                       -21.45%    -6.26%         5.48%
Oppenheimer Main Street Small Cap - Service Class                             -18.48%      N/A         -3.86%
Oppenheimer Multiple Strategies - Service Class                               -13.27%    -0.11%         4.85%
Oppenheimer Strategic Bond - Service Class                                     3.92%      0.84%         2.54%
STI Capital Appreciation                                                      -24.29%    -1.59%         6.42%
STI Growth and Income                                                         -23.03%      N/A         -9.20%
STI International Equity                                                      -21.07%    -7.61%        -4.10%
STI Investment Grade Bond                                                      4.26%      2.91%         3.06%
STI Mid-Cap Equity                                                            -30.68%    -5.58%         0.42%
STI Small Cap Value Equity                                                    -4.12%      0.07%        -0.52%
STI Value Income Stock                                                        -19.51%    -3.65%         3.25%
Van Kampen LIT Emerging Growth - Class II                                     -34.78%     0.01%         5.80%
Van Kampen LIT Growth and Income - Class II                                   -17.32%     1.96%         4.41%
Van Kampen UIF Active International Allocation - Class II                     -20.47%      N/A         -14.38%
Van Kampen UIF Emerging Markets Debt - Class II                                5.63%      1.01%         0.69%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.94%      1.01%         3.34%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.83%      N/A         -1.47%
Putnam VT Global Asset Allocation - Class IB                                  -14.54%    -2.87%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.90%    -3.03%         6.32%
Putnam VT Health Sciences - Class IB                                          -22.23%      N/A         -3.66%
Putnam VT High Yield - Class IB                                               -2.94%     -3.54%         3.16%
Putnam VT Income - Class IB                                                    5.53%      3.43%         4.34%
Putnam VT International Equity - Class IB                                     -19.60%     0.17%         2.32%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.29%
Putnam VT Money Market - Class IB                                             -1.06%      1.86%         1.97%
Putnam VT New Opportunities - Class IB                                        -32.23%    -7.57%         3.42%
Putnam VT New Value - Class IB                                                -17.57%     0.35%         2.70%
Putnam VT Research - Class IB                                                 -24.06%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.73%         2.65%
Putnam VT Vista - Class IB                                                    -32.32%    -6.25%        -2.19%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.45%         6.25%
Franklin Growth and Income Securities - Class 2                               -10.40%     2.79%         8.61%
Franklin Small Cap Value Securities - Class 2                                 -11.33%      N/A         -1.97%
Mutual Shares Securities - Class II                                           -13.84%     1.69%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.37%     -7.70%        -12.03%
Templeton Foreign Securities - Class 2                                        -20.48%    -4.28%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.80%    -4.13%         4.37%
Oppenheimer Capital Appreciation - Service Class                              -28.87%    -0.01%         7.80%
Oppenheimer Global Securities - Service Class                                 -24.22%     3.06%         9.58%
Oppenheimer High Income - Service Class                                       -4.84%     -2.37%         4.34%
Oppenheimer Main Street - Service Class                                       -20.89%    -5.54%         6.34%
Oppenheimer Main Street Small Cap - Service Class                             -17.89%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -12.63%     0.67%         5.71%
Oppenheimer Strategic Bond - Service Class                                     4.72%      1.62%         3.34%
STI Capital Appreciation                                                      -23.75%    -0.81%         7.29%
STI Growth and Income                                                         -22.47%      N/A         -8.52%
STI International Equity                                                      -20.50%    -6.91%        -3.38%
STI Investment Grade Bond                                                      5.05%      3.71%         3.85%
STI Mid-Cap Equity                                                            -30.20%    -4.86%         1.22%
STI Small Cap Value Equity                                                    -3.40%      0.82%         0.20%
STI Value Income Stock                                                        -18.93%    -2.91%         4.07%
Van Kampen LIT Emerging Growth - Class II                                     -34.34%     0.83%         6.67%
Van Kampen LIT Growth and Income - Class II                                   -16.72%     2.77%         5.23%
Van Kampen UIF Active International Allocation - Class II                     -19.90%      N/A         -13.78%
Van Kampen UIF Emerging Markets Debt - Class II                                6.44%      1.77%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.22%      1.78%         4.14%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.00%      N/A         -1.67%
Putnam VT Global Asset Allocation - Class IB                                  -14.71%    -3.07%         4.23%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.23%         6.10%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.74%         2.95%
Putnam VT Income - Class IB                                                    5.32%      3.22%         4.12%
Putnam VT International Equity - Class IB                                     -19.76%    -0.03%         2.11%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.48%
Putnam VT Money Market - Class IB                                             -1.25%      1.65%         1.76%
Putnam VT New Opportunities - Class IB                                        -32.37%    -7.76%         3.21%
Putnam VT New Value - Class IB                                                -17.74%     0.14%         2.49%
Putnam VT Research - Class IB                                                 -24.21%      N/A         -3.78%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.92%         2.44%
Putnam VT Vista - Class IB                                                    -32.45%    -6.44%        -2.39%
Putnam VT Voyager - Class IB                                                  -28.46%    -3.64%         6.03%
Franklin Growth and Income Securities - Class 2                               -10.58%     2.58%         8.39%
Franklin Small Cap Value Securities - Class 2                                 -11.51%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -14.01%     1.48%         3.99%
Templeton Developing Markets Securities - Class 2                             -2.57%     -7.89%        -12.22%
Templeton Foreign Securities - Class 2                                        -20.64%    -4.47%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.94%    -4.33%         4.16%
Oppenheimer Capital Appreciation - Service Class                              -29.01%    -0.21%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.85%         9.36%
Oppenheimer High Income - Service Class                                       -5.03%     -2.57%         4.12%
Oppenheimer Main Street - Service Class                                       -21.05%    -5.74%         6.13%
Oppenheimer Main Street Small Cap - Service Class                             -18.05%      N/A         -3.33%
Oppenheimer Multiple Strategies - Service Class                               -12.81%     0.46%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.51%      1.41%         3.13%
STI Capital Appreciation                                                      -23.90%    -1.01%         7.07%
STI Growth and Income                                                         -22.63%      N/A         -8.70%
STI International Equity                                                      -20.66%    -7.10%        -3.57%
STI Investment Grade Bond                                                      4.84%      3.50%         3.64%
STI Mid-Cap Equity                                                            -30.34%    -5.05%         1.01%
STI Small Cap Value Equity                                                    -3.60%      0.62%         0.00%
STI Value Income Stock                                                        -19.09%    -3.11%         3.86%
Van Kampen LIT Emerging Growth - Class II                                     -34.47%     0.63%         6.45%
Van Kampen LIT Growth and Income - Class II                                   -16.89%     2.56%         5.02%
Van Kampen UIF Active International Allocation - Class II                     -20.06%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                6.23%      1.56%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.57%         3.93%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.05%      N/A         -1.72%
Putnam VT Global Asset Allocation - Class IB                                  -14.75%    -3.12%         4.18%
Putnam VT Growth and Income - Class IB                                        -21.10%    -3.28%         6.05%
Putnam VT Health Sciences - Class IB                                          -22.43%      N/A         -3.90%
Putnam VT High Yield - Class IB                                               -3.18%     -3.79%         2.89%
Putnam VT Income - Class IB                                                    5.26%      3.17%         4.07%
Putnam VT International Equity - Class IB                                     -19.80%    -0.08%         2.06%
Putnam VT Investors - Class IB                                                -25.89%      N/A         -9.52%
Putnam VT Money Market - Class IB                                             -1.30%      1.60%         1.71%
Putnam VT New Opportunities - Class IB                                        -32.40%    -7.80%         3.16%
Putnam VT New Value - Class IB                                                -17.78%     0.09%         2.44%
Putnam VT Research - Class IB                                                 -24.25%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -26.10%    -6.97%         2.38%
Putnam VT Vista - Class IB                                                    -32.49%    -6.49%        -2.44%
Putnam VT Voyager - Class IB                                                  -28.49%    -3.69%         5.98%
Franklin Growth and Income Securities - Class 2                               -10.62%     2.53%         8.33%
Franklin Small Cap Value Securities - Class 2                                 -11.56%      N/A         -2.22%
Mutual Shares Securities - Class II                                           -14.06%     1.43%         3.94%
Templeton Developing Markets Securities - Class 2                             -2.62%     -7.94%        -12.26%
Templeton Foreign Securities - Class 2                                        -20.68%    -4.52%         5.28%
Oppenheimer Aggressive Growth - Service Class                                 -29.98%    -4.38%         4.11%
Oppenheimer Capital Appreciation - Service Class                              -29.04%    -0.26%         7.53%
Oppenheimer Global Securities - Service Class                                 -24.41%     2.80%         9.30%
Oppenheimer High Income - Service Class                                       -5.08%     -2.62%         4.07%
Oppenheimer Main Street - Service Class                                       -21.09%    -5.78%         6.08%
Oppenheimer Main Street Small Cap - Service Class                             -18.10%      N/A         -3.38%
Oppenheimer Multiple Strategies - Service Class                               -12.85%     0.41%         5.44%
Oppenheimer Strategic Bond - Service Class                                     4.45%      1.36%         3.08%
STI Capital Appreciation                                                      -23.94%    -1.06%         7.02%
STI Growth and Income                                                         -22.67%      N/A         -8.75%
STI International Equity                                                      -20.70%    -7.15%        -3.62%
STI Investment Grade Bond                                                      4.79%      3.45%         3.59%
STI Mid-Cap Equity                                                            -30.38%    -5.10%         0.96%
STI Small Cap Value Equity                                                    -3.65%      0.57%        -0.05%
STI Value Income Stock                                                        -19.13%    -3.16%         3.81%
Van Kampen LIT Emerging Growth - Class II                                     -34.50%     0.58%         6.40%
Van Kampen LIT Growth and Income - Class II                                   -16.93%     2.51%         4.96%
Van Kampen UIF Active International Allocation - Class II                     -20.10%      N/A         -14.00%
Van Kampen UIF Emerging Markets Debt - Class II                                6.17%      1.51%         1.17%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.46%      1.52%         3.87%





(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.09%      N/A         -1.77%
Putnam VT Global Asset Allocation - Class IB                                  -14.80%    -3.17%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.33%         5.99%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.84%         2.84%
Putnam VT Income - Class IB                                                    5.21%      3.11%         4.02%
Putnam VT International Equity - Class IB                                     -19.84%    -0.14%         2.01%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -1.35%      1.55%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.44%    -7.85%         3.11%
Putnam VT New Value - Class IB                                                -17.82%     0.04%         2.38%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.02%         2.33%
Putnam VT Vista - Class IB                                                    -32.52%    -6.54%        -2.49%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.74%         5.93%
Franklin Growth and Income Securities - Class 2                               -10.67%     2.48%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -11.60%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -14.10%     1.38%         3.88%
Templeton Developing Markets Securities - Class 2                             -2.67%     -7.99%        -12.31%
Templeton Foreign Securities - Class 2                                        -20.72%    -4.57%         5.23%
Oppenheimer Aggressive Growth - Service Class                                 -30.01%    -4.42%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -29.08%    -0.31%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.75%         9.25%
Oppenheimer High Income - Service Class                                       -5.13%     -2.66%         4.02%
Oppenheimer Main Street - Service Class                                       -21.13%    -5.83%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -18.14%      N/A         -3.43%
Oppenheimer Multiple Strategies - Service Class                               -12.89%     0.36%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.40%      1.31%         3.03%
STI Capital Appreciation                                                      -23.98%    -1.11%         6.96%
STI Growth and Income                                                         -22.71%      N/A         -8.80%
STI International Equity                                                      -20.74%    -7.20%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.39%         3.54%
STI Mid-Cap Equity                                                            -30.41%    -5.15%         0.91%
STI Small Cap Value Equity                                                    -3.69%      0.52%        -0.10%
STI Value Income Stock                                                        -19.17%    -3.21%         3.76%
Van Kampen LIT Emerging Growth - Class II                                     -34.53%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     2.45%         4.91%
Van Kampen UIF Active International Allocation - Class II                     -20.14%      N/A         -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                                6.12%      1.46%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.51%      1.47%         3.82%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.18%      N/A         -1.87%
Putnam VT Global Asset Allocation - Class IB                                  -14.88%    -3.26%         4.02%
Putnam VT Growth and Income - Class IB                                        -21.21%    -3.42%         5.89%
Putnam VT Health Sciences - Class IB                                          -22.54%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -3.33%     -3.94%         2.74%
Putnam VT Income - Class IB                                                    5.10%      3.01%         3.91%
Putnam VT International Equity - Class IB                                     -19.92%    -0.24%         1.90%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.66%
Putnam VT Money Market - Class IB                                             -1.45%      1.44%         1.55%
Putnam VT New Opportunities - Class IB                                        -32.50%    -7.94%         3.01%
Putnam VT New Value - Class IB                                                -17.90%    -0.06%         2.28%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -3.97%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.11%         2.23%
Putnam VT Vista - Class IB                                                    -32.59%    -6.63%        -2.59%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.84%         5.82%
Franklin Growth and Income Securities - Class 2                               -10.76%     2.37%         8.17%
Franklin Small Cap Value Securities - Class 2                                 -11.69%      N/A         -2.37%
Mutual Shares Securities - Class II                                           -14.19%     1.27%         3.78%
Templeton Developing Markets Securities - Class 2                             -2.76%     -8.08%        -12.40%
Templeton Foreign Securities - Class 2                                        -20.80%    -4.67%         5.12%
Oppenheimer Aggressive Growth - Service Class                                 -30.08%    -4.52%         3.95%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.41%         7.37%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.64%         9.14%
Oppenheimer High Income - Service Class                                       -5.22%     -2.76%         3.91%
Oppenheimer Main Street - Service Class                                       -21.21%    -5.93%         5.91%
Oppenheimer Main Street Small Cap - Service Class                             -18.22%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -12.98%     0.26%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.30%      1.20%         2.92%
STI Capital Appreciation                                                      -24.06%    -1.21%         6.85%
STI Growth and Income                                                         -22.79%      N/A         -8.89%
STI International Equity                                                      -20.82%    -7.29%        -3.77%
STI Investment Grade Bond                                                      4.63%      3.29%         3.43%
STI Mid-Cap Equity                                                            -30.48%    -5.24%         0.80%
STI Small Cap Value Equity                                                    -3.79%      0.41%        -0.21%
STI Value Income Stock                                                        -19.25%    -3.31%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -34.60%     0.42%         6.24%
Van Kampen LIT Growth and Income - Class II                                   -17.06%     2.35%         4.80%
Van Kampen UIF Active International Allocation - Class II                     -20.22%      N/A         -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                                6.01%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.60%      1.37%         3.72%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.23%      N/A         -1.92%
Putnam VT Global Asset Allocation - Class IB                                  -14.92%    -3.31%         3.96%
Putnam VT Growth and Income - Class IB                                        -21.25%    -3.47%         5.83%
Putnam VT Health Sciences - Class IB                                          -22.58%      N/A         -4.10%
Putnam VT High Yield - Class IB                                               -3.38%     -3.98%         2.68%
Putnam VT Income - Class IB                                                    5.05%      2.96%         3.86%
Putnam VT International Equity - Class IB                                     -19.96%    -0.29%         1.85%
Putnam VT Investors - Class IB                                                -26.04%      N/A         -9.71%
Putnam VT Money Market - Class IB                                             -1.50%      1.39%         1.50%
Putnam VT New Opportunities - Class IB                                        -32.54%    -7.99%         2.95%
Putnam VT New Value - Class IB                                                -17.94%    -0.11%         2.23%
Putnam VT Research - Class IB                                                 -24.40%      N/A         -4.02%
Putnam VT Utilities Growth and Income - Class IB                              -26.25%    -7.16%         2.18%
Putnam VT Vista - Class IB                                                    -32.62%    -6.68%        -2.64%
Putnam VT Voyager - Class IB                                                  -28.64%    -3.89%         5.76%
Franklin Growth and Income Securities - Class 2                               -10.80%     2.32%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -11.73%      N/A         -2.42%
Mutual Shares Securities - Class II                                           -14.23%     1.22%         3.72%
Templeton Developing Markets Securities - Class 2                             -2.81%     -8.13%        -12.45%
Templeton Foreign Securities - Class 2                                        -20.84%    -4.71%         5.07%
Oppenheimer Aggressive Growth - Service Class                                 -30.12%    -4.57%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -29.19%    -0.46%         7.31%
Oppenheimer Global Securities - Service Class                                 -24.57%     2.59%         9.08%
Oppenheimer High Income - Service Class                                       -5.27%     -2.81%         3.86%
Oppenheimer Main Street - Service Class                                       -21.25%    -5.98%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -18.26%      N/A         -3.57%
Oppenheimer Multiple Strategies - Service Class                               -13.03%     0.21%         5.22%
Oppenheimer Strategic Bond - Service Class                                     4.24%      1.15%         2.87%
STI Capital Appreciation                                                      -24.09%    -1.26%         6.80%
STI Growth and Income                                                         -22.83%      N/A         -8.93%
STI International Equity                                                      -20.86%    -7.34%        -3.82%
STI Investment Grade Bond                                                      4.58%      3.24%         3.38%
STI Mid-Cap Equity                                                            -30.52%    -5.29%         0.75%
STI Small Cap Value Equity                                                    -3.84%      0.36%        -0.26%
STI Value Income Stock                                                        -19.29%    -3.36%         3.60%
Van Kampen LIT Emerging Growth - Class II                                     -34.63%     0.37%         6.19%
Van Kampen LIT Growth and Income - Class II                                   -17.10%     2.30%         4.75%
Van Kampen UIF Active International Allocation - Class II                     -20.26%      N/A         -14.18%
Van Kampen UIF Emerging Markets Debt - Class II                                5.96%      1.30%         0.97%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.65%      1.32%         3.66%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.27%      N/A         -1.97%
Putnam VT Global Asset Allocation - Class IB                                  -14.97%    -3.36%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.29%    -3.52%         5.78%
Putnam VT Health Sciences - Class IB                                          -22.62%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -3.43%     -4.03%         2.63%
Putnam VT Income - Class IB                                                    5.00%      2.90%         3.81%
Putnam VT International Equity - Class IB                                     -20.00%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.75%
Putnam VT Money Market - Class IB                                             -1.55%      1.34%         1.45%
Putnam VT New Opportunities - Class IB                                        -32.57%    -8.04%         2.90%
Putnam VT New Value - Class IB                                                -17.98%    -0.16%         2.18%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.21%         2.12%
Putnam VT Vista - Class IB                                                    -32.66%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -28.68%    -3.94%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.85%     2.27%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -11.78%      N/A         -2.47%
Mutual Shares Securities - Class II                                           -14.27%     1.17%         3.67%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.17%        -12.49%
Templeton Foreign Securities - Class 2                                        -20.88%    -4.76%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -30.15%    -4.62%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.51%         7.26%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.54%         9.03%
Oppenheimer High Income - Service Class                                       -5.32%     -2.86%         3.81%
Oppenheimer Main Street - Service Class                                       -21.29%    -6.02%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -18.30%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.07%     0.16%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.19%      1.10%         2.82%
STI Capital Appreciation                                                      -24.13%    -1.31%         6.75%
STI Growth and Income                                                         -22.86%      N/A         -8.98%
STI International Equity                                                      -20.90%    -7.39%        -3.87%
STI Investment Grade Bond                                                      4.52%      3.18%         3.33%
STI Mid-Cap Equity                                                            -30.55%    -5.34%         0.70%
STI Small Cap Value Equity                                                    -3.89%      0.31%        -0.31%
STI Value Income Stock                                                        -19.34%    -3.40%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     0.32%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     2.25%         4.70%
Van Kampen UIF Active International Allocation - Class II                     -20.30%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                5.91%      1.25%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.26%         3.61%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.32%      N/A         -2.02%
Putnam VT Global Asset Allocation - Class IB                                  -15.01%    -3.41%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.33%    -3.57%         5.72%
Putnam VT Health Sciences - Class IB                                          -22.66%      N/A         -4.20%
Putnam VT High Yield - Class IB                                               -3.47%     -4.08%         2.58%
Putnam VT Income - Class IB                                                    4.95%      2.85%         3.75%
Putnam VT International Equity - Class IB                                     -20.05%    -0.39%         1.75%
Putnam VT Investors - Class IB                                                -26.11%      N/A         -9.80%
Putnam VT Money Market - Class IB                                             -1.60%      1.29%         1.39%
Putnam VT New Opportunities - Class IB                                        -32.61%    -8.09%         2.85%
Putnam VT New Value - Class IB                                                -18.03%    -0.21%         2.12%
Putnam VT Research - Class IB                                                 -24.48%      N/A         -4.12%
Putnam VT Utilities Growth and Income - Class IB                              -26.32%    -7.25%         2.07%
Putnam VT Vista - Class IB                                                    -32.69%    -6.77%        -2.73%
Putnam VT Voyager - Class IB                                                  -28.71%    -3.98%         5.66%
Franklin Growth and Income Securities - Class 2                               -10.89%     2.22%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -11.82%      N/A         -2.52%
Mutual Shares Securities - Class II                                           -14.32%     1.12%         3.62%
Templeton Developing Markets Securities - Class 2                             -2.91%     -8.22%        -12.54%
Templeton Foreign Securities - Class 2                                        -20.92%    -4.81%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -30.19%    -4.67%         3.79%
Oppenheimer Capital Appreciation - Service Class                              -29.26%    -0.56%         7.20%
Oppenheimer Global Securities - Service Class                                 -24.64%     2.49%         8.97%
Oppenheimer High Income - Service Class                                       -5.37%     -2.91%         3.75%
Oppenheimer Main Street - Service Class                                       -21.33%    -6.07%         5.75%
Oppenheimer Main Street Small Cap - Service Class                             -18.34%      N/A         -3.67%
Oppenheimer Multiple Strategies - Service Class                               -13.11%     0.11%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.14%      1.05%         2.76%
STI Capital Appreciation                                                      -24.17%    -1.36%         6.69%
STI Growth and Income                                                         -22.90%      N/A         -9.03%
STI International Equity                                                      -20.94%    -7.43%        -3.92%
STI Investment Grade Bond                                                      4.47%      3.13%         3.27%
STI Mid-Cap Equity                                                            -30.59%    -5.39%         0.65%
STI Small Cap Value Equity                                                    -3.94%      0.26%        -0.36%
STI Value Income Stock                                                        -19.38%    -3.45%         3.50%
Van Kampen LIT Emerging Growth - Class II                                     -34.70%     0.27%         6.08%
Van Kampen LIT Growth and Income - Class II                                   -17.18%     2.19%         4.64%
Van Kampen UIF Active International Allocation - Class II                     -20.34%      N/A         -14.27%
Van Kampen UIF Emerging Markets Debt - Class II                                5.85%      1.20%         0.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.75%      1.21%         3.56%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.36%      N/A         -2.07%
Putnam VT Global Asset Allocation - Class IB                                  -15.05%    -3.46%         3.80%
Putnam VT Growth and Income - Class IB                                        -21.37%    -3.62%         5.67%
Putnam VT Health Sciences - Class IB                                          -22.70%      N/A         -4.24%
Putnam VT High Yield - Class IB                                               -3.52%     -4.13%         2.53%
Putnam VT Income - Class IB                                                    4.89%      2.80%         3.70%
Putnam VT International Equity - Class IB                                     -20.09%    -0.44%         1.70%
Putnam VT Investors - Class IB                                                -26.15%      N/A         -9.84%
Putnam VT Money Market - Class IB                                             -1.65%      1.24%         1.34%
Putnam VT New Opportunities - Class IB                                        -32.64%    -8.13%         2.80%
Putnam VT New Value - Class IB                                                -18.07%    -0.26%         2.07%
Putnam VT Research - Class IB                                                 -24.52%      N/A         -4.17%
Putnam VT Utilities Growth and Income - Class IB                              -26.36%    -7.30%         2.02%
Putnam VT Vista - Class IB                                                    -32.72%    -6.82%        -2.78%
Putnam VT Voyager - Class IB                                                  -28.75%    -4.03%         5.60%
Franklin Growth and Income Securities - Class 2                               -10.94%     2.17%         7.95%
Franklin Small Cap Value Securities - Class 2                                 -11.87%      N/A         -2.57%
Mutual Shares Securities - Class II                                           -14.36%     1.07%         3.57%
Templeton Developing Markets Securities - Class 2                             -2.96%     -8.27%        -12.58%
Templeton Foreign Securities - Class 2                                        -20.96%    -4.86%         4.91%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.71%         3.74%
Oppenheimer Capital Appreciation - Service Class                              -29.30%    -0.61%         7.15%
Oppenheimer Global Securities - Service Class                                 -24.68%     2.43%         8.92%
Oppenheimer High Income - Service Class                                       -5.41%     -2.96%         3.70%
Oppenheimer Main Street - Service Class                                       -21.37%    -6.12%         5.70%
Oppenheimer Main Street Small Cap - Service Class                             -18.38%      N/A         -3.72%
Oppenheimer Multiple Strategies - Service Class                               -13.16%     0.06%         5.06%
Oppenheimer Strategic Bond - Service Class                                     4.09%      1.00%         2.71%
STI Capital Appreciation                                                      -24.21%    -1.41%         6.64%
STI Growth and Income                                                         -22.94%      N/A         -9.07%
STI International Equity                                                      -20.98%    -7.48%        -3.97%
STI Investment Grade Bond                                                      4.42%      3.08%         3.22%
STI Mid-Cap Equity                                                            -30.62%    -5.44%         0.60%
STI Small Cap Value Equity                                                    -3.98%      0.21%        -0.41%
STI Value Income Stock                                                        -19.42%    -3.50%         3.44%
Van Kampen LIT Emerging Growth - Class II                                     -34.73%     0.22%         6.03%
Van Kampen LIT Growth and Income - Class II                                   -17.22%     2.14%         4.59%
Van Kampen UIF Active International Allocation - Class II                     -20.38%      N/A         -14.31%
Van Kampen UIF Emerging Markets Debt - Class II                                5.80%      1.15%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.80%      1.16%         3.51%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.45%      N/A         -2.17%
Putnam VT Global Asset Allocation - Class IB                                  -15.14%    -3.56%         3.70%
Putnam VT Growth and Income - Class IB                                        -21.45%    -3.72%         5.56%
Putnam VT Health Sciences - Class IB                                          -22.78%      N/A         -4.34%
Putnam VT High Yield - Class IB                                               -3.62%     -4.23%         2.42%
Putnam VT Income - Class IB                                                    4.79%      2.70%         3.59%
Putnam VT International Equity - Class IB                                     -20.17%    -0.54%         1.59%
Putnam VT Investors - Class IB                                                -26.22%      N/A         -9.94%
Putnam VT Money Market - Class IB                                             -1.75%      1.13%         1.24%
Putnam VT New Opportunities - Class IB                                        -32.71%    -8.23%         2.69%
Putnam VT New Value - Class IB                                                -18.15%    -0.37%         1.97%
Putnam VT Research - Class IB                                                 -24.59%      N/A         -4.26%
Putnam VT Utilities Growth and Income - Class IB                              -26.43%    -7.40%         1.92%
Putnam VT Vista - Class IB                                                    -32.79%    -6.92%        -2.88%
Putnam VT Voyager - Class IB                                                  -28.82%    -4.13%         5.50%
Franklin Growth and Income Securities - Class 2                               -11.03%     2.06%         7.84%
Franklin Small Cap Value Securities - Class 2                                 -11.96%      N/A         -2.67%
Mutual Shares Securities - Class II                                           -14.45%     0.97%         3.46%
Templeton Developing Markets Securities - Class 2                             -3.06%     -8.36%        -12.68%
Templeton Foreign Securities - Class 2                                        -21.04%    -4.96%         4.80%
Oppenheimer Aggressive Growth - Service Class                                 -30.29%    -4.81%         3.63%
Oppenheimer Capital Appreciation - Service Class                              -29.37%    -0.71%         7.04%
Oppenheimer Global Securities - Service Class                                 -24.76%     2.33%         8.81%
Oppenheimer High Income - Service Class                                       -5.51%     -3.06%         3.59%
Oppenheimer Main Street - Service Class                                       -21.45%    -6.22%         5.59%
Oppenheimer Main Street Small Cap - Service Class                             -18.47%      N/A         -3.82%
Oppenheimer Multiple Strategies - Service Class                               -13.25%    -0.05%         4.95%
Oppenheimer Strategic Bond - Service Class                                     3.98%      0.90%         2.61%
STI Capital Appreciation                                                      -24.28%    -1.51%         6.53%
STI Growth and Income                                                         -23.02%      N/A         -9.16%
STI International Equity                                                      -21.06%    -7.57%        -4.06%
STI Investment Grade Bond                                                      4.31%      2.98%         3.12%
STI Mid-Cap Equity                                                            -30.69%    -5.53%         0.50%
STI Small Cap Value Equity                                                    -4.08%      0.11%        -0.51%
STI Value Income Stock                                                        -19.50%    -3.60%         3.34%
Van Kampen LIT Emerging Growth - Class II                                     -34.80%     0.12%         5.92%
Van Kampen LIT Growth and Income - Class II                                   -17.31%     2.04%         4.49%
Van Kampen UIF Active International Allocation - Class II                     -20.46%      N/A         -14.40%
Van Kampen UIF Emerging Markets Debt - Class II                                5.69%      1.05%         0.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.90%      1.06%         3.40%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.50%      N/A         -2.22%
Putnam VT Global Asset Allocation - Class IB                                  -15.18%    -3.61%         3.65%
Putnam VT Growth and Income - Class IB                                        -21.49%    -3.77%         5.51%
Putnam VT Health Sciences - Class IB                                          -22.82%      N/A         -4.39%
Putnam VT High Yield - Class IB                                               -3.67%     -4.28%         2.37%
Putnam VT Income - Class IB                                                    4.74%      2.64%         3.54%
Putnam VT International Equity - Class IB                                     -20.21%    -0.59%         1.54%
Putnam VT Investors - Class IB                                                -26.26%      N/A         -9.98%
Putnam VT Money Market - Class IB                                             -1.80%      1.08%         1.19%
Putnam VT New Opportunities - Class IB                                        -32.74%    -8.27%         2.64%
Putnam VT New Value - Class IB                                                -18.19%    -0.42%         1.92%
Putnam VT Research - Class IB                                                 -24.63%      N/A         -4.31%
Putnam VT Utilities Growth and Income - Class IB                              -26.47%    -7.44%         1.86%
Putnam VT Vista - Class IB                                                    -32.83%    -6.96%        -2.93%
Putnam VT Voyager - Class IB                                                  -28.86%    -4.18%         5.44%
Franklin Growth and Income Securities - Class 2                               -11.07%     2.01%         7.79%
Franklin Small Cap Value Securities - Class 2                                 -12.00%      N/A         -2.72%
Mutual Shares Securities - Class II                                           -14.49%     0.92%         3.41%
Templeton Developing Markets Securities - Class 2                             -3.11%     -8.41%        -12.72%
Templeton Foreign Securities - Class 2                                        -21.08%    -5.00%         4.75%
Oppenheimer Aggressive Growth - Service Class                                 -30.33%    -4.86%         3.58%
Oppenheimer Capital Appreciation - Service Class                              -29.40%    -0.76%         6.99%
Oppenheimer Global Securities - Service Class                                 -24.79%     2.28%         8.75%
Oppenheimer High Income - Service Class                                       -5.56%     -3.11%         3.54%
Oppenheimer Main Street - Service Class                                       -21.49%    -6.26%         5.54%
Oppenheimer Main Street Small Cap - Service Class                             -18.51%      N/A         -3.87%
Oppenheimer Multiple Strategies - Service Class                               -13.29%    -0.10%         4.90%
Oppenheimer Strategic Bond - Service Class                                     3.93%      0.84%         2.55%
STI Capital Appreciation                                                      -24.32%    -1.56%         6.48%
STI Growth and Income                                                         -23.06%      N/A         -9.21%
STI International Equity                                                      -21.10%    -7.62%        -4.11%
STI Investment Grade Bond                                                      4.26%      2.92%         3.06%
STI Mid-Cap Equity                                                            -30.73%    -5.58%         0.45%
STI Small Cap Value Equity                                                    -4.13%      0.06%        -0.56%
STI Value Income Stock                                                        -19.54%    -3.65%         3.29%
Van Kampen LIT Emerging Growth - Class II                                     -34.83%     0.07%         5.86%
Van Kampen LIT Growth and Income - Class II                                   -17.35%     1.99%         4.43%
Van Kampen UIF Active International Allocation - Class II                     -20.50%      N/A         -14.44%
Van Kampen UIF Emerging Markets Debt - Class II                                5.64%      0.99%         0.66%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.94%      1.01%         3.35%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.63%      N/A         -2.37%
Putnam VT Global Asset Allocation - Class IB                                  -15.31%    -3.75%         3.49%
Putnam VT Growth and Income - Class IB                                        -21.61%    -3.91%         5.35%
Putnam VT Health Sciences - Class IB                                          -22.93%      N/A         -4.54%
Putnam VT High Yield - Class IB                                               -3.81%     -4.42%         2.21%
Putnam VT Income - Class IB                                                    4.58%      2.49%         3.38%
Putnam VT International Equity - Class IB                                     -20.33%    -0.74%         1.39%
Putnam VT Investors - Class IB                                                -26.37%      N/A         -10.12%
Putnam VT Money Market - Class IB                                             -1.95%      0.93%         1.03%
Putnam VT New Opportunities - Class IB                                        -32.84%    -8.41%         2.48%
Putnam VT New Value - Class IB                                                -18.31%    -0.57%         1.76%
Putnam VT Research - Class IB                                                 -24.75%      N/A         -4.46%
Putnam VT Utilities Growth and Income - Class IB                              -26.58%    -7.58%         1.71%
Putnam VT Vista - Class IB                                                    -32.93%    -7.10%        -3.08%
Putnam VT Voyager - Class IB                                                  -28.96%    -4.32%         5.28%
Franklin Growth and Income Securities - Class 2                               -11.21%     1.86%         7.62%
Franklin Small Cap Value Securities - Class 2                                 -12.13%      N/A         -2.86%
Mutual Shares Securities - Class II                                           -14.62%     0.76%         3.25%
Templeton Developing Markets Securities - Class 2                             -3.25%     -8.55%        -12.86%
Templeton Foreign Securities - Class 2                                        -21.20%    -5.15%         4.59%
Oppenheimer Aggressive Growth - Service Class                                 -30.44%    -5.00%         3.42%
Oppenheimer Capital Appreciation - Service Class                              -29.51%    -0.91%         6.82%
Oppenheimer Global Securities - Service Class                                 -24.91%     2.12%         8.59%
Oppenheimer High Income - Service Class                                       -5.70%     -3.26%         3.38%
Oppenheimer Main Street - Service Class                                       -21.60%    -6.41%         5.38%
Oppenheimer Main Street Small Cap - Service Class                             -18.63%      N/A         -4.01%
Oppenheimer Multiple Strategies - Service Class                               -13.42%    -0.25%         4.74%
Oppenheimer Strategic Bond - Service Class                                     3.77%      0.69%         2.40%
STI Capital Appreciation                                                      -24.44%    -1.71%         6.31%
STI Growth and Income                                                         -23.18%      N/A         -9.35%
STI International Equity                                                      -21.22%    -7.76%        -4.26%
STI Investment Grade Bond                                                      4.11%      2.77%         2.91%
STI Mid-Cap Equity                                                            -30.83%    -5.72%         0.29%
STI Small Cap Value Equity                                                    -4.27%     -0.10%        -0.71%
STI Value Income Stock                                                        -19.66%    -3.80%         3.13%
Van Kampen LIT Emerging Growth - Class II                                     -34.93%    -0.08%         5.70%
Van Kampen LIT Growth and Income - Class II                                   -17.47%     1.83%         4.27%
Van Kampen UIF Active International Allocation - Class II                     -20.62%      N/A         -14.57%
Van Kampen UIF Emerging Markets Debt - Class II                                5.48%      0.84%         0.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -4.09%      0.85%         3.19%



Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect withdrawal charges and the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                            of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.44%      N/A         -0.96%
Putnam VT Global Asset Allocation - Class IB                                  -19.15%    -2.42%         4.77%
Putnam VT Growth and Income - Class IB                                        -25.51%    -2.59%         6.61%
Putnam VT Health Sciences - Class IB                                          -26.85%      N/A         -3.18%
Putnam VT High Yield - Class IB                                               -7.56%     -3.01%         3.52%
Putnam VT Income - Class IB                                                    0.91%      3.89%         4.74%
Putnam VT International Equity - Class IB                                     -24.22%     0.54%         2.67%
Putnam VT Investors - Class IB                                                -30.32%      N/A         -8.81%
Putnam VT Money Market - Class IB                                             -5.67%      2.31%         2.41%
Putnam VT New Opportunities - Class IB                                        -36.85%    -7.17%         3.71%
Putnam VT New Value - Class IB                                                -22.19%     0.79%         3.10%
Putnam VT Research - Class IB                                                 -28.68%      N/A         -3.11%
Putnam VT Utilities Growth and Income - Class IB                              -30.53%    -6.27%         2.98%
Putnam VT Vista - Class IB                                                    -36.93%    -5.86%        -1.84%
Putnam VT Voyager - Class IB                                                  -32.93%    -3.07%         6.52%
Franklin Growth and Income Securities - Class 2                               -15.02%     3.22%         8.92%
Franklin Small Cap Value Securities - Class 2                                 -15.95%      N/A         -1.38%
Mutual Shares Securities - Class II                                           -18.46%     2.13%         4.66%
Templeton Developing Markets Securities - Class 2                             -6.99%     -7.13%        -11.23%
Templeton Foreign Securities - Class 2                                        -25.09%    -3.84%         5.82%
Oppenheimer Aggressive Growth - Service Class                                 -34.42%    -3.75%         4.66%
Oppenheimer Capital Appreciation - Service Class                              -33.48%     0.36%         8.09%
Oppenheimer Global Securities - Service Class                                 -28.84%     3.41%         9.82%
Oppenheimer High Income - Service Class                                       -9.46%     -1.87%         4.68%
Oppenheimer Main Street - Service Class                                       -25.51%    -5.08%         6.64%
Oppenheimer Main Street Small Cap - Service Class                             -22.51%      N/A         -2.64%
Oppenheimer Multiple Strategies - Service Class                               -17.25%     1.11%         6.04%
Oppenheimer Strategic Bond - Service Class                                     0.10%      2.09%         3.78%
STI Capital Appreciation                                                      -28.36%    -0.42%         7.62%
STI Growth and Income                                                         -27.09%      N/A         -8.04%
STI International Equity                                                      -25.12%    -6.44%        -2.89%
STI Investment Grade Bond                                                      0.43%      4.17%         4.34%
STI Mid-Cap Equity                                                            -34.82%    -4.41%         1.63%
STI Small Cap Value Equity                                                    -8.02%      1.35%         0.82%
STI Value Income Stock                                                        -23.54%    -2.45%         4.46%
Van Kampen LIT Emerging Growth - Class II                                     -38.95%     1.14%         6.97%
Van Kampen LIT Growth and Income - Class II                                   -21.34%     3.15%         5.66%
Van Kampen UIF Active International Allocation - Class II                     -24.51%      N/A         -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                1.82%      2.31%         2.01%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -7.83%      2.28%         4.59%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.62%      N/A         -1.16%
Putnam VT Global Asset Allocation - Class IB                                  -19.33%    -2.62%         4.56%
Putnam VT Growth and Income - Class IB                                        -25.67%    -2.78%         6.40%
Putnam VT Health Sciences - Class IB                                          -27.00%      N/A         -3.38%
Putnam VT High Yield - Class IB                                               -7.75%     -3.21%         3.31%
Putnam VT Income - Class IB                                                    0.70%      3.68%         4.53%
Putnam VT International Equity - Class IB                                     -24.38%     0.34%         2.46%
Putnam VT Investors - Class IB                                                -30.47%      N/A         -8.99%
Putnam VT Money Market - Class IB                                             -5.87%      2.11%         2.21%
Putnam VT New Opportunities - Class IB                                        -36.98%    -7.35%         3.50%
Putnam VT New Value - Class IB                                                -22.35%     0.59%         2.89%
Putnam VT Research - Class IB                                                 -28.83%      N/A         -3.30%
Putnam VT Utilities Growth and Income - Class IB                              -30.68%    -6.46%         2.77%
Putnam VT Vista - Class IB                                                    -37.07%    -6.04%        -2.04%
Putnam VT Voyager - Class IB                                                  -33.08%    -3.26%         6.31%
Franklin Growth and Income Securities - Class 2                               -15.20%     3.02%         8.70%
Franklin Small Cap Value Securities - Class 2                                 -16.13%      N/A         -1.58%
Mutual Shares Securities - Class II                                           -18.63%     1.92%         4.45%
Templeton Developing Markets Securities - Class 2                             -7.18%     -7.32%        -11.41%
Templeton Foreign Securities - Class 2                                        -25.26%    -4.03%         5.61%
Oppenheimer Aggressive Growth - Service Class                                 -34.56%    -3.94%         4.45%
Oppenheimer Capital Appreciation - Service Class                              -33.63%     0.16%         7.87%
Oppenheimer Global Securities - Service Class                                 -28.99%     3.20%         9.60%
Oppenheimer High Income - Service Class                                       -9.65%     -2.06%         4.47%
Oppenheimer Main Street - Service Class                                       -25.67%    -5.27%         6.43%
Oppenheimer Main Street Small Cap - Service Class                             -22.67%      N/A         -2.84%
Oppenheimer Multiple Strategies - Service Class                               -17.42%     0.90%         5.83%
Oppenheimer Strategic Bond - Service Class                                    -0.11%      1.89%         3.57%
STI Capital Appreciation                                                      -28.52%    -0.61%         7.41%
STI Growth and Income                                                         -27.25%      N/A         -8.22%
STI International Equity                                                      -25.28%    -6.62%        -3.08%
STI Investment Grade Bond                                                      0.22%      3.96%         4.13%
STI Mid-Cap Equity                                                            -34.96%    -4.60%         1.42%
STI Small Cap Value Equity                                                    -8.21%      1.15%         0.62%
STI Value Income Stock                                                        -23.71%    -2.64%         4.25%
Van Kampen LIT Emerging Growth - Class II                                     -39.08%     0.93%         6.75%
Van Kampen LIT Growth and Income - Class II                                   -21.51%     2.95%         5.45%
Van Kampen UIF Active International Allocation - Class II                     -24.68%      N/A         -13.35%
Van Kampen UIF Emerging Markets Debt - Class II                                1.61%      2.11%         1.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.03%      2.08%         4.38%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.67%      N/A         -1.21%
Putnam VT Global Asset Allocation - Class IB                                  -19.37%    -2.67%         4.50%
Putnam VT Growth and Income - Class IB                                        -25.71%    -2.83%         6.35%
Putnam VT Health Sciences - Class IB                                          -27.04%      N/A         -3.43%
Putnam VT High Yield - Class IB                                               -7.80%     -3.26%         3.26%
Putnam VT Income - Class IB                                                    0.65%      3.63%         4.47%
Putnam VT International Equity - Class IB                                     -24.42%     0.29%         2.41%
Putnam VT Investors - Class IB                                                -30.50%      N/A         -9.03%
Putnam VT Money Market - Class IB                                             -5.92%      2.06%         2.16%
Putnam VT New Opportunities - Class IB                                        -37.02%    -7.40%         3.45%
Putnam VT New Value - Class IB                                                -22.39%     0.54%         2.84%
Putnam VT Research - Class IB                                                 -28.87%      N/A         -3.35%
Putnam VT Utilities Growth and Income - Class IB                              -30.71%    -6.51%         2.72%
Putnam VT Vista - Class IB                                                    -37.10%    -6.09%        -2.08%
Putnam VT Voyager - Class IB                                                  -33.11%    -3.31%         6.25%
Franklin Growth and Income Securities - Class 2                               -15.24%     2.96%         8.65%
Franklin Small Cap Value Securities - Class 2                                 -16.17%      N/A         -1.63%
Mutual Shares Securities - Class II                                           -18.67%     1.87%         4.40%
Templeton Developing Markets Securities - Class 2                             -7.23%     -7.36%        -11.45%
Templeton Foreign Securities - Class 2                                        -25.30%    -4.08%         5.55%
Oppenheimer Aggressive Growth - Service Class                                 -34.59%    -3.99%         4.39%
Oppenheimer Capital Appreciation - Service Class                              -33.66%     0.11%         7.82%
Oppenheimer Global Securities - Service Class                                 -29.03%     3.15%         9.55%
Oppenheimer High Income - Service Class                                       -9.70%     -2.11%         4.41%
Oppenheimer Main Street - Service Class                                       -25.71%    -5.32%         6.38%
Oppenheimer Main Street Small Cap - Service Class                             -22.71%      N/A         -2.89%
Oppenheimer Multiple Strategies - Service Class                               -17.47%     0.85%         5.78%
Oppenheimer Strategic Bond - Service Class                                    -0.16%      1.84%         3.52%
STI Capital Appreciation                                                      -28.56%    -0.66%         7.35%
STI Growth and Income                                                         -27.29%      N/A         -8.27%
STI International Equity                                                      -25.32%    -6.67%        -3.13%
STI Investment Grade Bond                                                      0.17%      3.91%         4.08%
STI Mid-Cap Equity                                                            -35.00%    -4.65%         1.37%
STI Small Cap Value Equity                                                    -8.26%      1.10%         0.57%
STI Value Income Stock                                                        -23.75%    -2.69%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -39.12%     0.88%         6.70%
Van Kampen LIT Growth and Income - Class II                                   -21.55%     2.89%         5.40%
Van Kampen UIF Active International Allocation - Class II                     -24.72%      N/A         -13.40%
Van Kampen UIF Emerging Markets Debt - Class II                                1.56%      2.05%         1.76%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.08%      2.03%         4.33%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.71%      N/A         -1.26%
Putnam VT Global Asset Allocation - Class IB                                  -19.41%    -2.72%         4.45%
Putnam VT Growth and Income - Class IB                                        -25.75%    -2.88%         6.29%
Putnam VT Health Sciences - Class IB                                          -27.08%      N/A         -3.47%
Putnam VT High Yield - Class IB                                               -7.85%     -3.30%         3.21%
Putnam VT Income - Class IB                                                    0.59%      3.58%         4.42%
Putnam VT International Equity - Class IB                                     -24.46%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -30.54%      N/A         -9.08%
Putnam VT Money Market - Class IB                                             -5.97%      2.01%         2.10%
Putnam VT New Opportunities - Class IB                                        -37.05%    -7.45%         3.40%
Putnam VT New Value - Class IB                                                -22.44%     0.49%         2.79%
Putnam VT Research - Class IB                                                 -28.91%      N/A         -3.40%
Putnam VT Utilities Growth and Income - Class IB                              -30.75%    -6.56%         2.67%
Putnam VT Vista - Class IB                                                    -37.14%    -6.14%        -2.13%
Putnam VT Voyager - Class IB                                                  -33.15%    -3.36%         6.20%
Franklin Growth and Income Securities - Class 2                               -15.29%     2.91%         8.59%
Franklin Small Cap Value Securities - Class 2                                 -16.22%      N/A         -1.68%
Mutual Shares Securities - Class II                                           -18.72%     1.82%         4.35%
Templeton Developing Markets Securities - Class 2                             -7.28%     -7.41%        -11.50%
Templeton Foreign Securities - Class 2                                        -25.34%    -4.12%         5.50%
Oppenheimer Aggressive Growth - Service Class                                 -34.63%    -4.04%         4.34%
Oppenheimer Capital Appreciation - Service Class                              -33.70%     0.06%         7.77%
Oppenheimer Global Securities - Service Class                                 -29.07%     3.10%         9.49%
Oppenheimer High Income - Service Class                                       -9.74%     -2.16%         4.36%
Oppenheimer Main Street - Service Class                                       -25.74%    -5.36%         6.32%
Oppenheimer Main Street Small Cap - Service Class                             -22.75%      N/A         -2.94%
Oppenheimer Multiple Strategies - Service Class                               -17.51%     0.80%         5.72%
Oppenheimer Strategic Bond - Service Class                                    -0.22%      1.79%         3.47%
STI Capital Appreciation                                                      -28.60%    -0.71%         7.30%
STI Growth and Income                                                         -27.33%      N/A         -8.31%
STI International Equity                                                      -25.36%    -6.72%        -3.18%
STI Investment Grade Bond                                                      0.12%      3.85%         4.03%
STI Mid-Cap Equity                                                            -35.03%    -4.69%         1.32%
STI Small Cap Value Equity                                                    -8.31%      1.05%         0.52%
STI Value Income Stock                                                        -23.79%    -2.74%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -39.15%     0.83%         6.64%
Van Kampen LIT Growth and Income - Class II                                   -21.59%     2.84%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -24.76%      N/A         -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                                1.50%      2.00%         1.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.12%      1.98%         4.28%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.80%      N/A         -1.36%
Putnam VT Global Asset Allocation - Class IB                                  -19.50%    -2.81%         4.35%
Putnam VT Growth and Income - Class IB                                        -25.83%    -2.98%         6.19%
Putnam VT Health Sciences - Class IB                                          -27.16%      N/A         -3.57%
Putnam VT High Yield - Class IB                                               -7.95%     -3.40%         3.11%
Putnam VT Income - Class IB                                                    0.49%      3.47%         4.32%
Putnam VT International Equity - Class IB                                     -24.54%     0.14%         2.26%
Putnam VT Investors - Class IB                                                -30.62%      N/A         -9.17%
Putnam VT Money Market - Class IB                                             -6.07%      1.91%         2.00%
Putnam VT New Opportunities - Class IB                                        -37.12%    -7.54%         3.30%
Putnam VT New Value - Class IB                                                -22.52%     0.39%         2.68%
Putnam VT Research - Class IB                                                 -28.98%      N/A         -3.50%
Putnam VT Utilities Growth and Income - Class IB                              -30.83%    -6.65%         2.57%
Putnam VT Vista - Class IB                                                    -37.21%    -6.23%        -2.23%
Putnam VT Voyager - Class IB                                                  -33.22%    -3.46%         6.09%
Franklin Growth and Income Securities - Class 2                               -15.38%     2.81%         8.48%
Franklin Small Cap Value Securities - Class 2                                 -16.31%      N/A         -1.78%
Mutual Shares Securities - Class II                                           -18.80%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -7.38%     -7.50%        -11.58%
Templeton Foreign Securities - Class 2                                        -25.42%    -4.22%         5.39%
Oppenheimer Aggressive Growth - Service Class                                 -34.70%    -4.14%         4.24%
Oppenheimer Capital Appreciation - Service Class                              -33.77%    -0.04%         7.66%
Oppenheimer Global Securities - Service Class                                 -29.15%     3.00%         9.38%
Oppenheimer High Income - Service Class                                       -9.84%     -2.26%         4.26%
Oppenheimer Main Street - Service Class                                       -25.82%    -5.46%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -22.84%      N/A         -3.03%
Oppenheimer Multiple Strategies - Service Class                               -17.60%     0.70%         5.62%
Oppenheimer Strategic Bond - Service Class                                    -0.32%      1.69%         3.37%
STI Capital Appreciation                                                      -28.67%    -0.81%         7.19%
STI Growth and Income                                                         -27.40%      N/A         -8.41%
STI International Equity                                                      -25.44%    -6.81%        -3.28%
STI Investment Grade Bond                                                      0.01%      3.75%         3.92%
STI Mid-Cap Equity                                                            -35.10%    -4.79%         1.22%
STI Small Cap Value Equity                                                    -8.41%      0.95%         0.42%
STI Value Income Stock                                                        -23.87%    -2.84%         4.05%
Van Kampen LIT Emerging Growth - Class II                                     -39.22%     0.73%         6.54%
Van Kampen LIT Growth and Income - Class II                                   -21.67%     2.74%         5.24%
Van Kampen UIF Active International Allocation - Class II                     -24.84%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                1.40%      1.90%         1.60%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.22%      1.87%         4.18%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.85%      N/A         -1.41%
Putnam VT Global Asset Allocation - Class IB                                  -19.54%    -2.86%         4.30%
Putnam VT Growth and Income - Class IB                                        -25.87%    -3.03%         6.13%
Putnam VT Health Sciences - Class IB                                          -27.20%      N/A         -3.62%
Putnam VT High Yield - Class IB                                               -7.99%     -3.45%         3.06%
Putnam VT Income - Class IB                                                    0.44%      3.42%         4.27%
Putnam VT International Equity - Class IB                                     -24.58%     0.09%         2.21%
Putnam VT Investors - Class IB                                                -30.65%      N/A         -9.22%
Putnam VT Money Market - Class IB                                             -6.12%      1.85%         1.95%
Putnam VT New Opportunities - Class IB                                        -37.16%    -7.59%         3.25%
Putnam VT New Value - Class IB                                                -22.56%     0.34%         2.63%
Putnam VT Research - Class IB                                                 -29.02%      N/A         -3.55%
Putnam VT Utilities Growth and Income - Class IB                              -30.86%    -6.70%         2.51%
Putnam VT Vista - Class IB                                                    -37.24%    -6.28%        -2.28%
Putnam VT Voyager - Class IB                                                  -33.26%    -3.50%         6.04%
Franklin Growth and Income Securities - Class 2                               -15.42%     2.76%         8.43%
Franklin Small Cap Value Securities - Class 2                                 -16.35%      N/A         -1.83%
Mutual Shares Securities - Class II                                           -18.85%     1.67%         4.19%
Templeton Developing Markets Securities - Class 2                             -7.43%     -7.55%        -11.63%
Templeton Foreign Securities - Class 2                                        -25.46%    -4.27%         5.34%
Oppenheimer Aggressive Growth - Service Class                                 -34.74%    -4.18%         4.19%
Oppenheimer Capital Appreciation - Service Class                              -33.80%    -0.09%         7.60%
Oppenheimer Global Securities - Service Class                                 -29.18%     2.95%         9.33%
Oppenheimer High Income - Service Class                                       -9.89%     -2.31%         4.20%
Oppenheimer Main Street - Service Class                                       -25.86%    -5.50%         6.16%
Oppenheimer Main Street Small Cap - Service Class                             -22.88%      N/A         -3.08%
Oppenheimer Multiple Strategies - Service Class                               -17.64%     0.65%         5.56%
Oppenheimer Strategic Bond - Service Class                                    -0.37%      1.64%         3.31%
STI Capital Appreciation                                                      -28.71%    -0.86%         7.14%
STI Growth and Income                                                         -27.44%      N/A         -8.45%
STI International Equity                                                      -25.48%    -6.86%        -3.33%
STI Investment Grade Bond                                                     -0.04%      3.70%         3.87%
STI Mid-Cap Equity                                                            -35.14%    -4.84%         1.17%
STI Small Cap Value Equity                                                    -8.46%      0.90%         0.37%
STI Value Income Stock                                                        -23.91%    -2.89%         3.99%
Van Kampen LIT Emerging Growth - Class II                                     -39.25%     0.68%         6.48%
Van Kampen LIT Growth and Income - Class II                                   -21.71%     2.69%         5.19%
Van Kampen UIF Active International Allocation - Class II                     -24.88%      N/A         -13.57%
Van Kampen UIF Emerging Markets Debt - Class II                                1.34%      1.85%         1.55%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.27%      1.82%         4.12%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.89%      N/A         -1.46%
Putnam VT Global Asset Allocation - Class IB                                  -19.58%    -2.91%         4.24%
Putnam VT Growth and Income - Class IB                                        -25.91%    -3.08%         6.08%
Putnam VT Health Sciences - Class IB                                          -27.24%      N/A         -3.67%
Putnam VT High Yield - Class IB                                               -8.04%     -3.50%         3.00%
Putnam VT Income - Class IB                                                    0.38%      3.37%         4.21%
Putnam VT International Equity - Class IB                                     -24.62%     0.04%         2.15%
Putnam VT Investors - Class IB                                                -30.69%      N/A         -9.26%
Putnam VT Money Market - Class IB                                             -6.17%      1.80%         1.90%
Putnam VT New Opportunities - Class IB                                        -37.19%    -7.63%         3.19%
Putnam VT New Value - Class IB                                                -22.60%     0.28%         2.58%
Putnam VT Research - Class IB                                                 -29.06%      N/A         -3.59%
Putnam VT Utilities Growth and Income - Class IB                              -30.90%    -6.74%         2.46%
Putnam VT Vista - Class IB                                                    -37.27%    -6.33%        -2.33%
Putnam VT Voyager - Class IB                                                  -33.29%    -3.55%         5.99%
Franklin Growth and Income Securities - Class 2                               -15.47%     2.71%         8.37%
Franklin Small Cap Value Securities - Class 2                                 -16.40%      N/A         -1.88%
Mutual Shares Securities - Class II                                           -18.89%     1.62%         4.14%
Templeton Developing Markets Securities - Class 2                             -7.48%     -7.59%        -11.67%
Templeton Foreign Securities - Class 2                                        -25.49%    -4.32%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -34.77%    -4.23%         4.13%
Oppenheimer Capital Appreciation - Service Class                              -33.84%    -0.14%         7.55%
Oppenheimer Global Securities - Service Class                                 -29.22%     2.90%         9.27%
Oppenheimer High Income - Service Class                                       -9.93%     -2.36%         4.15%
Oppenheimer Main Street - Service Class                                       -25.90%    -5.55%         6.11%
Oppenheimer Main Street Small Cap - Service Class                             -22.92%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -17.69%     0.60%         5.51%
Oppenheimer Strategic Bond - Service Class                                    -0.42%      1.58%         3.26%
STI Capital Appreciation                                                      -28.75%    -0.91%         7.08%
STI Growth and Income                                                         -27.48%      N/A         -8.50%
STI International Equity                                                      -25.52%    -6.90%        -3.38%
STI Investment Grade Bond                                                     -0.09%      3.65%         3.82%
STI Mid-Cap Equity                                                            -35.17%    -4.88%         1.12%
STI Small Cap Value Equity                                                    -8.50%      0.85%         0.32%
STI Value Income Stock                                                        -23.95%    -2.94%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -39.28%     0.63%         6.43%
Van Kampen LIT Growth and Income - Class II                                   -21.76%     2.64%         5.14%
Van Kampen UIF Active International Allocation - Class II                     -24.92%      N/A         -13.61%
Van Kampen UIF Emerging Markets Debt - Class II                                1.29%      1.80%         1.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.32%      1.77%         4.07%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.93%      N/A         -1.51%
Putnam VT Global Asset Allocation - Class IB                                  -19.63%    -2.96%         4.19%
Putnam VT Growth and Income - Class IB                                        -25.95%    -3.12%         6.03%
Putnam VT Health Sciences - Class IB                                          -27.28%      N/A         -3.72%
Putnam VT High Yield - Class IB                                               -8.09%     -3.55%         2.95%
Putnam VT Income - Class IB                                                    0.33%      3.32%         4.16%
Putnam VT International Equity - Class IB                                     -24.66%    -0.01%         2.10%
Putnam VT Investors - Class IB                                                -30.73%      N/A         -9.31%
Putnam VT Money Market - Class IB                                             -6.22%      1.75%         1.85%
Putnam VT New Opportunities - Class IB                                        -37.22%    -7.68%         3.14%
Putnam VT New Value - Class IB                                                -22.64%     0.23%         2.53%
Putnam VT Research - Class IB                                                 -29.10%      N/A         -3.64%
Putnam VT Utilities Growth and Income - Class IB                              -30.94%    -6.79%         2.41%
Putnam VT Vista - Class IB                                                    -37.31%    -6.37%        -2.38%
Putnam VT Voyager - Class IB                                                  -33.33%    -3.60%         5.93%
Franklin Growth and Income Securities - Class 2                               -15.51%     2.65%         8.32%
Franklin Small Cap Value Securities - Class 2                                 -16.44%      N/A         -1.92%
Mutual Shares Securities - Class II                                           -18.93%     1.57%         4.09%
Templeton Developing Markets Securities - Class 2                             -7.53%     -7.64%        -11.72%
Templeton Foreign Securities - Class 2                                        -25.53%    -4.36%         5.24%
Oppenheimer Aggressive Growth - Service Class                                 -34.81%    -4.28%         4.08%
Oppenheimer Capital Appreciation - Service Class                              -33.88%    -0.19%         7.50%
Oppenheimer Global Securities - Service Class                                 -29.26%     2.84%         9.22%
Oppenheimer High Income - Service Class                                       -9.98%     -2.41%         4.10%
Oppenheimer Main Street - Service Class                                       -25.94%    -5.60%         6.06%
Oppenheimer Main Street Small Cap - Service Class                             -22.96%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -17.73%     0.55%         5.46%
Oppenheimer Strategic Bond - Service Class                                    -0.48%      1.53%         3.21%
STI Capital Appreciation                                                      -28.79%    -0.96%         7.03%
STI Growth and Income                                                         -27.52%      N/A         -8.54%
STI International Equity                                                      -25.56%    -6.95%        -3.42%
STI Investment Grade Bond                                                     -0.14%      3.59%         3.77%
STI Mid-Cap Equity                                                            -35.21%    -4.93%         1.07%
STI Small Cap Value Equity                                                    -8.55%      0.79%         0.26%
STI Value Income Stock                                                        -23.99%    -2.99%         3.89%
Van Kampen LIT Emerging Growth - Class II                                     -39.32%     0.58%         6.38%
Van Kampen LIT Growth and Income - Class II                                   -21.80%     2.59%         5.08%
Van Kampen UIF Active International Allocation - Class II                     -24.96%      N/A         -13.66%
Van Kampen UIF Emerging Markets Debt - Class II                                1.24%      1.75%         1.45%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.37%      1.72%         4.02%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.98%      N/A         -1.56%
Putnam VT Global Asset Allocation - Class IB                                  -19.67%    -3.01%         4.14%
Putnam VT Growth and Income - Class IB                                        -25.99%    -3.17%         5.97%
Putnam VT Health Sciences - Class IB                                          -27.32%      N/A         -3.76%
Putnam VT High Yield - Class IB                                               -8.14%     -3.59%         2.90%
Putnam VT Income - Class IB                                                    0.28%      3.27%         4.11%
Putnam VT International Equity - Class IB                                     -24.70%    -0.06%         2.05%
Putnam VT Investors - Class IB                                                -30.77%      N/A         -9.35%
Putnam VT Money Market - Class IB                                             -6.27%      1.70%         1.80%
Putnam VT New Opportunities - Class IB                                        -37.26%    -7.72%         3.09%
Putnam VT New Value - Class IB                                                -22.68%     0.18%         2.48%
Putnam VT Research - Class IB                                                 -29.14%      N/A         -3.69%
Putnam VT Utilities Growth and Income - Class IB                              -30.97%    -6.84%         2.36%
Putnam VT Vista - Class IB                                                    -37.34%    -6.42%        -2.43%
Putnam VT Voyager - Class IB                                                  -33.36%    -3.65%         5.88%
Franklin Growth and Income Securities - Class 2                               -15.56%     2.60%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -16.48%      N/A         -1.97%
Mutual Shares Securities - Class II                                           -18.98%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -7.58%     -7.69%        -11.76%
Templeton Foreign Securities - Class 2                                        -25.57%    -4.41%         5.18%
Oppenheimer Aggressive Growth - Service Class                                 -34.84%    -4.33%         4.03%
Oppenheimer Capital Appreciation - Service Class                              -33.91%    -0.24%         7.44%
Oppenheimer Global Securities - Service Class                                 -29.30%     2.79%         9.16%
Oppenheimer High Income - Service Class                                       -10.03%    -2.46%         4.05%
Oppenheimer Main Street - Service Class                                       -25.98%    -5.65%         6.00%
Oppenheimer Main Street Small Cap - Service Class                             -23.00%      N/A         -3.23%
Oppenheimer Multiple Strategies - Service Class                               -17.77%     0.50%         5.41%
Oppenheimer Strategic Bond - Service Class                                    -0.53%      1.48%         3.16%
STI Capital Appreciation                                                      -28.83%    -1.01%         6.98%
STI Growth and Income                                                         -27.56%      N/A         -8.59%
STI International Equity                                                      -25.60%    -7.00%        -3.47%
STI Investment Grade Bond                                                     -0.20%      3.54%         3.71%
STI Mid-Cap Equity                                                            -35.24%    -4.98%         1.02%
STI Small Cap Value Equity                                                    -8.60%      0.74%         0.21%
STI Value Income Stock                                                        -24.03%    -3.03%         3.84%
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     0.53%         6.32%
Van Kampen LIT Growth and Income - Class II                                   -21.84%     2.53%         5.03%
Van Kampen UIF Active International Allocation - Class II                     -25.00%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                1.18%      1.70%         1.40%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.42%      1.67%         3.97%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.07%      N/A         -1.66%
Putnam VT Global Asset Allocation - Class IB                                  -19.75%    -3.10%         4.03%
Putnam VT Growth and Income - Class IB                                        -26.07%    -3.27%         5.87%
Putnam VT Health Sciences - Class IB                                          -27.39%      N/A         -3.86%
Putnam VT High Yield - Class IB                                               -8.24%     -3.69%         2.80%
Putnam VT Income - Class IB                                                    0.17%      3.16%         4.00%
Putnam VT International Equity - Class IB                                     -24.78%    -0.16%         1.95%
Putnam VT Investors - Class IB                                                -30.84%      N/A         -9.44%
Putnam VT Money Market - Class IB                                             -6.37%      1.60%         1.70%
Putnam VT New Opportunities - Class IB                                        -37.33%    -7.82%         2.99%
Putnam VT New Value - Class IB                                                -22.77%     0.08%         2.38%
Putnam VT Research - Class IB                                                 -29.21%      N/A         -3.79%
Putnam VT Utilities Growth and Income - Class IB                              -31.05%    -6.93%         2.26%
Putnam VT Vista - Class IB                                                    -37.41%    -6.51%        -2.53%
Putnam VT Voyager - Class IB                                                  -33.44%    -3.75%         5.77%
Franklin Growth and Income Securities - Class 2                               -15.64%     2.50%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -16.57%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -19.06%     1.41%         3.93%
Templeton Developing Markets Securities - Class 2                             -7.67%     -7.78%        -11.85%
Templeton Foreign Securities - Class 2                                        -25.65%    -4.51%         5.08%
Oppenheimer Aggressive Growth - Service Class                                 -34.91%    -4.42%         3.92%
Oppenheimer Capital Appreciation - Service Class                              -33.98%    -0.34%         7.33%
Oppenheimer Global Securities - Service Class                                 -29.37%     2.69%         9.06%
Oppenheimer High Income - Service Class                                       -10.13%    -2.55%         3.94%
Oppenheimer Main Street - Service Class                                       -26.06%    -5.74%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -23.08%      N/A         -3.33%
Oppenheimer Multiple Strategies - Service Class                               -17.86%     0.40%         5.30%
Oppenheimer Strategic Bond - Service Class                                    -0.63%      1.38%         3.06%
STI Capital Appreciation                                                      -28.90%    -1.11%         6.87%
STI Growth and Income                                                         -27.64%      N/A         -8.68%
STI International Equity                                                      -25.68%    -7.09%        -3.57%
STI Investment Grade Bond                                                     -0.30%      3.44%         3.61%
STI Mid-Cap Equity                                                            -35.31%    -5.08%         0.92%
STI Small Cap Value Equity                                                    -8.70%      0.64%         0.11%
STI Value Income Stock                                                        -24.11%    -3.13%         3.73%
Van Kampen LIT Emerging Growth - Class II                                     -39.42%     0.43%         6.22%
Van Kampen LIT Growth and Income - Class II                                   -21.92%     2.43%         4.93%
Van Kampen UIF Active International Allocation - Class II                     -25.08%      N/A         -13.79%
Van Kampen UIF Emerging Markets Debt - Class II                                1.08%      1.60%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.51%      1.57%         3.86%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.11%      N/A         -1.70%
Putnam VT Global Asset Allocation - Class IB                                  -19.80%    -3.15%         3.98%
Putnam VT Growth and Income - Class IB                                        -26.11%    -3.32%         5.81%
Putnam VT Health Sciences - Class IB                                          -27.43%      N/A         -3.91%
Putnam VT High Yield - Class IB                                               -8.29%     -3.74%         2.75%
Putnam VT Income - Class IB                                                    0.12%      3.11%         3.95%
Putnam VT International Equity - Class IB                                     -24.82%    -0.21%         1.90%
Putnam VT Investors - Class IB                                                -30.88%      N/A         -9.49%
Putnam VT Money Market - Class IB                                             -6.41%      1.55%         1.64%
Putnam VT New Opportunities - Class IB                                        -37.36%    -7.86%         2.94%
Putnam VT New Value - Class IB                                                -22.81%     0.03%         2.33%
Putnam VT Research - Class IB                                                 -29.25%      N/A         -3.84%
Putnam VT Utilities Growth and Income - Class IB                              -31.09%    -6.98%         2.21%
Putnam VT Vista - Class IB                                                    -37.44%    -6.56%        -2.57%
Putnam VT Voyager - Class IB                                                  -33.47%    -3.79%         5.72%
Franklin Growth and Income Securities - Class 2                               -15.69%     2.45%         8.10%
Franklin Small Cap Value Securities - Class 2                                 -16.62%      N/A         -2.12%
Mutual Shares Securities - Class II                                           -19.11%     1.36%         3.88%
Templeton Developing Markets Securities - Class 2                             -7.72%     -7.83%        -11.90%
Templeton Foreign Securities - Class 2                                        -25.69%    -4.56%         5.03%
Oppenheimer Aggressive Growth - Service Class                                 -34.95%    -4.47%         3.87%
Oppenheimer Capital Appreciation - Service Class                              -34.02%    -0.39%         7.28%
Oppenheimer Global Securities - Service Class                                 -29.41%     2.64%         9.00%
Oppenheimer High Income - Service Class                                       -10.17%    -2.60%         3.89%
Oppenheimer Main Street - Service Class                                       -26.10%    -5.79%         5.85%
Oppenheimer Main Street Small Cap - Service Class                             -23.12%      N/A         -3.37%
Oppenheimer Multiple Strategies - Service Class                               -17.91%     0.35%         5.25%
Oppenheimer Strategic Bond - Service Class                                    -0.69%      1.33%         3.00%
STI Capital Appreciation                                                      -28.94%    -1.16%         6.82%
STI Growth and Income                                                         -27.68%      N/A         -8.73%
STI International Equity                                                      -25.72%    -7.14%        -3.62%
STI Investment Grade Bond                                                     -0.35%      3.39%         3.56%
STI Mid-Cap Equity                                                            -35.35%    -5.12%         0.86%
STI Small Cap Value Equity                                                    -8.75%      0.59%         0.06%
STI Value Income Stock                                                        -24.16%    -3.18%         3.68%
Van Kampen LIT Emerging Growth - Class II                                     -39.45%     0.38%         6.17%
Van Kampen LIT Growth and Income - Class II                                   -21.96%     2.38%         4.87%
Van Kampen UIF Active International Allocation - Class II                     -25.12%      N/A         -13.83%
Van Kampen UIF Emerging Markets Debt - Class II                                1.03%      1.54%         1.25%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.56%      1.52%         3.81%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.25%      N/A         -1.85%
Putnam VT Global Asset Allocation - Class IB                                  -19.93%    -3.30%         3.83%
Putnam VT Growth and Income - Class IB                                        -26.23%    -3.46%         5.66%
Putnam VT Health Sciences - Class IB                                          -27.55%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -8.43%     -3.88%         2.59%
Putnam VT Income - Class IB                                                   -0.04%      2.96%         3.80%
Putnam VT International Equity - Class IB                                     -24.94%    -0.36%         1.75%
Putnam VT Investors - Class IB                                                -30.99%      N/A         -9.62%
Putnam VT Money Market - Class IB                                             -6.56%      1.40%         1.49%
Putnam VT New Opportunities - Class IB                                        -37.46%    -8.00%         2.78%
Putnam VT New Value - Class IB                                                -22.93%    -0.12%         2.17%
Putnam VT Research - Class IB                                                 -29.36%      N/A         -3.98%
Putnam VT Utilities Growth and Income - Class IB                              -31.20%    -7.12%         2.05%
Putnam VT Vista - Class IB                                                    -37.55%    -6.70%        -2.72%
Putnam VT Voyager - Class IB                                                  -33.58%    -3.94%         5.56%
Franklin Growth and Income Securities - Class 2                               -15.82%     2.30%         7.94%
Franklin Small Cap Value Securities - Class 2                                 -16.75%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -19.23%     1.21%         3.72%
Templeton Developing Markets Securities - Class 2                             -7.87%     -7.96%        -12.03%
Templeton Foreign Securities - Class 2                                        -25.81%    -4.70%         4.87%
Oppenheimer Aggressive Growth - Service Class                                 -35.05%    -4.62%         3.72%
Oppenheimer Capital Appreciation - Service Class                              -34.13%    -0.54%         7.12%
Oppenheimer Global Securities - Service Class                                 -29.53%     2.48%         8.84%
Oppenheimer High Income - Service Class                                       -10.32%    -2.75%         3.74%
Oppenheimer Main Street - Service Class                                       -26.22%    -5.93%         5.69%
Oppenheimer Main Street Small Cap - Service Class                             -23.25%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -18.04%     0.20%         5.09%
Oppenheimer Strategic Bond - Service Class                                    -0.84%      1.18%         2.85%
STI Capital Appreciation                                                      -29.05%    -1.31%         6.66%
STI Growth and Income                                                         -27.79%      N/A         -8.86%
STI International Equity                                                      -25.84%    -7.28%        -3.76%
STI Investment Grade Bond                                                     -0.51%      3.23%         3.40%
STI Mid-Cap Equity                                                            -35.45%    -5.27%         0.71%
STI Small Cap Value Equity                                                    -8.89%      0.44%        -0.09%
STI Value Income Stock                                                        -24.28%    -3.33%         3.53%
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     0.23%         6.01%
Van Kampen LIT Growth and Income - Class II                                   -22.09%     2.23%         4.72%
Van Kampen UIF Active International Allocation - Class II                     -25.24%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                0.87%      1.39%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.70%      1.36%         3.66%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.84%      N/A         -1.38%
Putnam VT Global Asset Allocation - Class IB                                  -19.55%    -2.79%         4.50%
Putnam VT Growth and Income - Class IB                                        -25.91%    -2.95%         6.37%
Putnam VT Health Sciences - Class IB                                          -27.25%      N/A         -3.58%
Putnam VT High Yield - Class IB                                               -7.96%     -3.45%         3.22%
Putnam VT Income - Class IB                                                    0.51%      3.51%         4.41%
Putnam VT International Equity - Class IB                                     -24.62%     0.23%         2.38%
Putnam VT Investors - Class IB                                                -30.72%      N/A         -9.21%
Putnam VT Money Market - Class IB                                             -6.07%      1.94%         2.05%
Putnam VT New Opportunities - Class IB                                        -37.25%    -7.50%         3.47%
Putnam VT New Value - Class IB                                                -22.59%     0.42%         2.77%
Putnam VT Research - Class IB                                                 -29.08%      N/A         -3.50%
Putnam VT Utilities Growth and Income - Class IB                              -30.93%    -6.65%         2.70%
Putnam VT Vista - Class IB                                                    -37.33%    -6.18%        -2.13%
Putnam VT Voyager - Class IB                                                  -33.33%    -3.38%         6.30%
Franklin Growth and Income Securities - Class 2                               -15.42%     2.87%         8.66%
Franklin Small Cap Value Securities - Class 2                                 -16.35%      N/A         -1.87%
Mutual Shares Securities - Class II                                           -18.86%     1.76%         4.28%
Templeton Developing Markets Securities - Class 2                             -7.39%     -7.60%        -11.89%
Templeton Foreign Securities - Class 2                                        -25.49%    -4.20%         5.59%
Oppenheimer Aggressive Growth - Service Class                                 -34.82%    -4.07%         4.42%
Oppenheimer Capital Appreciation - Service Class                              -33.88%     0.06%         7.85%
Oppenheimer Global Securities - Service Class                                 -29.24%     3.12%         9.62%
Oppenheimer High Income - Service Class                                       -9.86%     -2.28%         4.40%
Oppenheimer Main Street - Service Class                                       -25.91%    -5.46%         6.40%
Oppenheimer Main Street Small Cap - Service Class                             -22.91%      N/A         -3.05%
Oppenheimer Multiple Strategies - Service Class                               -17.65%     0.74%         5.76%
Oppenheimer Strategic Bond - Service Class                                    -0.30%      1.70%         3.42%
STI Capital Appreciation                                                      -28.76%    -0.74%         7.34%
STI Growth and Income                                                         -27.49%      N/A         -8.44%
STI International Equity                                                      -25.52%    -6.83%        -3.29%
STI Investment Grade Bond                                                      0.03%      3.79%         3.94%
STI Mid-Cap Equity                                                            -35.22%    -4.78%         1.29%
STI Small Cap Value Equity                                                    -8.42%      0.92%         0.31%
STI Value Income Stock                                                        -23.94%    -2.83%         4.14%
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     0.88%         6.72%
Van Kampen LIT Growth and Income - Class II                                   -21.74%     2.83%         5.30%
Van Kampen UIF Active International Allocation - Class II                     -24.91%      N/A         -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                                1.42%      1.86%         1.53%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.23%      1.87%         4.22%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.02%      N/A         -1.58%
Putnam VT Global Asset Allocation - Class IB                                  -19.73%    -2.99%         4.29%
Putnam VT Growth and Income - Class IB                                        -26.07%    -3.15%         6.15%
Putnam VT Health Sciences - Class IB                                          -27.40%      N/A         -3.77%
Putnam VT High Yield - Class IB                                               -8.15%     -3.65%         3.01%
Putnam VT Income - Class IB                                                    0.30%      3.30%         4.19%
Putnam VT International Equity - Class IB                                     -24.78%     0.03%         2.17%
Putnam VT Investors - Class IB                                                -30.87%      N/A         -9.39%
Putnam VT Money Market - Class IB                                             -6.27%      1.73%         1.84%
Putnam VT New Opportunities - Class IB                                        -37.38%    -7.69%         3.26%
Putnam VT New Value - Class IB                                                -22.75%     0.22%         2.56%
Putnam VT Research - Class IB                                                 -29.23%      N/A         -3.69%
Putnam VT Utilities Growth and Income - Class IB                              -31.08%    -6.84%         2.49%
Putnam VT Vista - Class IB                                                    -37.47%    -6.37%        -2.33%
Putnam VT Voyager - Class IB                                                  -33.48%    -3.58%         6.08%
Franklin Growth and Income Securities - Class 2                               -15.60%     2.66%         8.44%
Franklin Small Cap Value Securities - Class 2                                 -16.53%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -19.03%     1.56%         4.07%
Templeton Developing Markets Securities - Class 2                             -7.58%     -7.79%        -12.07%
Templeton Foreign Securities - Class 2                                        -25.66%    -4.39%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -34.96%    -4.26%         4.21%
Oppenheimer Capital Appreciation - Service Class                              -34.03%    -0.14%         7.64%
Oppenheimer Global Securities - Service Class                                 -29.39%     2.91%         9.40%
Oppenheimer High Income - Service Class                                       -10.05%    -2.48%         4.18%
Oppenheimer Main Street - Service Class                                       -26.07%    -5.66%         6.18%
Oppenheimer Main Street Small Cap - Service Class                             -23.07%      N/A         -3.24%
Oppenheimer Multiple Strategies - Service Class                               -17.82%     0.54%         5.55%
Oppenheimer Strategic Bond - Service Class                                    -0.51%      1.49%         3.21%
STI Capital Appreciation                                                      -28.92%    -0.94%         7.13%
STI Growth and Income                                                         -27.65%      N/A         -8.62%
STI International Equity                                                      -25.68%    -7.02%        -3.49%
STI Investment Grade Bond                                                     -0.18%      3.58%         3.73%
STI Mid-Cap Equity                                                            -35.36%    -4.97%         1.08%
STI Small Cap Value Equity                                                    -8.61%      0.71%         0.11%
STI Value Income Stock                                                        -24.11%    -3.03%         3.93%
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     0.68%         6.51%
Van Kampen LIT Growth and Income - Class II                                   -21.91%     2.62%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -25.08%      N/A         -13.85%
Van Kampen UIF Emerging Markets Debt - Class II                                1.21%      1.66%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.43%      1.66%         4.01%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.07%      N/A         -1.63%
Putnam VT Global Asset Allocation - Class IB                                  -19.77%    -3.04%         4.23%
Putnam VT Growth and Income - Class IB                                        -26.11%    -3.20%         6.10%
Putnam VT Health Sciences - Class IB                                          -27.44%      N/A         -3.82%
Putnam VT High Yield - Class IB                                               -8.20%     -3.70%         2.96%
Putnam VT Income - Class IB                                                    0.25%      3.25%         4.14%
Putnam VT International Equity - Class IB                                     -24.82%    -0.02%         2.12%
Putnam VT Investors - Class IB                                                -30.90%      N/A         -9.44%
Putnam VT Money Market - Class IB                                             -6.32%      1.68%         1.79%
Putnam VT New Opportunities - Class IB                                        -37.42%    -7.73%         3.21%
Putnam VT New Value - Class IB                                                -22.79%     0.17%         2.51%
Putnam VT Research - Class IB                                                 -29.27%      N/A         -3.74%
Putnam VT Utilities Growth and Income - Class IB                              -31.11%    -6.89%         2.44%
Putnam VT Vista - Class IB                                                    -37.50%    -6.42%        -2.38%
Putnam VT Voyager - Class IB                                                  -33.51%    -3.63%         6.03%
Franklin Growth and Income Securities - Class 2                               -15.64%     2.61%         8.39%
Franklin Small Cap Value Securities - Class 2                                 -16.57%      N/A         -2.12%
Mutual Shares Securities - Class II                                           -19.07%     1.51%         4.02%
Templeton Developing Markets Securities - Class 2                             -7.63%     -7.84%        -12.12%
Templeton Foreign Securities - Class 2                                        -25.70%    -4.44%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -34.99%    -4.31%         4.16%
Oppenheimer Capital Appreciation - Service Class                              -34.06%    -0.20%         7.58%
Oppenheimer Global Securities - Service Class                                 -29.43%     2.86%         9.34%
Oppenheimer High Income - Service Class                                       -10.10%    -2.53%         4.13%
Oppenheimer Main Street - Service Class                                       -26.11%    -5.70%         6.13%
Oppenheimer Main Street Small Cap - Service Class                             -23.11%      N/A         -3.29%
Oppenheimer Multiple Strategies - Service Class                               -17.87%     0.49%         5.50%
Oppenheimer Strategic Bond - Service Class                                    -0.56%      1.44%         3.16%
STI Capital Appreciation                                                      -28.96%    -0.99%         7.07%
STI Growth and Income                                                         -27.69%      N/A         -8.67%
STI International Equity                                                      -25.72%    -7.07%        -3.54%
STI Investment Grade Bond                                                     -0.23%      3.53%         3.67%
STI Mid-Cap Equity                                                            -35.40%    -5.02%         1.03%
STI Small Cap Value Equity                                                    -8.66%      0.66%         0.06%
STI Value Income Stock                                                        -24.15%    -3.08%         3.88%
Van Kampen LIT Emerging Growth - Class II                                     -39.52%     0.63%         6.45%
Van Kampen LIT Growth and Income - Class II                                   -21.95%     2.57%         5.04%
Van Kampen UIF Active International Allocation - Class II                     -25.12%      N/A         -13.90%
Van Kampen UIF Emerging Markets Debt - Class II                                1.16%      1.60%         1.27%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.48%      1.61%         3.95%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.11%      N/A         -1.68%
Putnam VT Global Asset Allocation - Class IB                                  -19.81%    -3.09%         4.18%
Putnam VT Growth and Income - Class IB                                        -26.15%    -3.25%         6.05%
Putnam VT Health Sciences - Class IB                                          -27.48%      N/A         -3.87%
Putnam VT High Yield - Class IB                                               -8.25%     -3.74%         2.91%
Putnam VT Income - Class IB                                                    0.19%      3.19%         4.09%
Putnam VT International Equity - Class IB                                     -24.86%    -0.07%         2.07%
Putnam VT Investors - Class IB                                                -30.94%      N/A         -9.48%
Putnam VT Money Market - Class IB                                             -6.37%      1.63%         1.73%
Putnam VT New Opportunities - Class IB                                        -37.45%    -7.78%         3.16%
Putnam VT New Value - Class IB                                                -22.84%     0.12%         2.45%
Putnam VT Research - Class IB                                                 -29.31%      N/A         -3.79%
Putnam VT Utilities Growth and Income - Class IB                              -31.15%    -6.94%         2.39%
Putnam VT Vista - Class IB                                                    -37.54%    -6.47%        -2.43%
Putnam VT Voyager - Class IB                                                  -33.55%    -3.67%         5.97%
Franklin Growth and Income Securities - Class 2                               -15.69%     2.55%         8.33%
Franklin Small Cap Value Securities - Class 2                                 -16.62%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -19.12%     1.45%         3.96%
Templeton Developing Markets Securities - Class 2                             -7.68%     -7.89%        -12.17%
Templeton Foreign Securities - Class 2                                        -25.74%    -4.49%         5.27%
Oppenheimer Aggressive Growth - Service Class                                 -35.03%    -4.36%         4.10%
Oppenheimer Capital Appreciation - Service Class                              -34.10%    -0.25%         7.53%
Oppenheimer Global Securities - Service Class                                 -29.47%     2.81%         9.29%
Oppenheimer High Income - Service Class                                       -10.14%    -2.58%         4.08%
Oppenheimer Main Street - Service Class                                       -26.14%    -5.75%         6.07%
Oppenheimer Main Street Small Cap - Service Class                             -23.15%      N/A         -3.34%
Oppenheimer Multiple Strategies - Service Class                               -17.91%     0.44%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -0.62%      1.39%         3.11%
STI Capital Appreciation                                                      -29.00%    -1.04%         7.02%
STI Growth and Income                                                         -27.73%      N/A         -8.71%
STI International Equity                                                      -25.76%    -7.11%        -3.59%
STI Investment Grade Bond                                                     -0.28%      3.47%         3.62%
STI Mid-Cap Equity                                                            -35.43%    -5.07%         0.98%
STI Small Cap Value Equity                                                    -8.71%      0.61%         0.00%
STI Value Income Stock                                                        -24.19%    -3.13%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     0.58%         6.40%
Van Kampen LIT Growth and Income - Class II                                   -21.99%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -25.16%      N/A         -13.94%
Van Kampen UIF Emerging Markets Debt - Class II                                1.10%      1.55%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.52%      1.56%         3.90%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.20%      N/A         -1.78%
Putnam VT Global Asset Allocation - Class IB                                  -19.90%    -3.19%         4.07%
Putnam VT Growth and Income - Class IB                                        -26.23%    -3.35%         5.94%
Putnam VT Health Sciences - Class IB                                          -27.56%      N/A         -3.97%
Putnam VT High Yield - Class IB                                               -8.35%     -3.84%         2.80%
Putnam VT Income - Class IB                                                    0.09%      3.09%         3.98%
Putnam VT International Equity - Class IB                                     -24.94%    -0.17%         1.96%
Putnam VT Investors - Class IB                                                -31.02%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -6.47%      1.52%         1.63%
Putnam VT New Opportunities - Class IB                                        -37.52%    -7.87%         3.06%
Putnam VT New Value - Class IB                                                -22.92%     0.02%         2.35%
Putnam VT Research - Class IB                                                 -29.38%      N/A         -3.89%
Putnam VT Utilities Growth and Income - Class IB                              -31.23%    -7.03%         2.29%
Putnam VT Vista - Class IB                                                    -37.61%    -6.56%        -2.52%
Putnam VT Voyager - Class IB                                                  -33.62%    -3.77%         5.87%
Franklin Growth and Income Securities - Class 2                               -15.78%     2.45%         8.22%
Franklin Small Cap Value Securities - Class 2                                 -16.71%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -19.20%     1.35%         3.86%
Templeton Developing Markets Securities - Class 2                             -7.78%     -7.98%        -12.26%
Templeton Foreign Securities - Class 2                                        -25.82%    -4.59%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -35.10%    -4.45%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -34.17%    -0.35%         7.42%
Oppenheimer Global Securities - Service Class                                 -29.55%     2.70%         9.18%
Oppenheimer High Income - Service Class                                       -10.24%    -2.68%         3.97%
Oppenheimer Main Street - Service Class                                       -26.22%    -5.85%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -23.24%      N/A         -3.44%
Oppenheimer Multiple Strategies - Service Class                               -18.00%     0.34%         5.34%
Oppenheimer Strategic Bond - Service Class                                    -0.72%      1.29%         3.00%
STI Capital Appreciation                                                      -29.07%    -1.14%         6.91%
STI Growth and Income                                                         -27.80%      N/A         -8.80%
STI International Equity                                                      -25.84%    -7.21%        -3.69%
STI Investment Grade Bond                                                     -0.39%      3.37%         3.52%
STI Mid-Cap Equity                                                            -35.50%    -5.16%         0.88%
STI Small Cap Value Equity                                                    -8.81%      0.51%        -0.10%
STI Value Income Stock                                                        -24.27%    -3.22%         3.72%
Van Kampen LIT Emerging Growth - Class II                                     -39.62%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -22.07%     2.42%         4.88%
Van Kampen UIF Active International Allocation - Class II                     -25.24%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                1.00%      1.45%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.62%      1.45%         3.80%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.25%      N/A         -1.83%
Putnam VT Global Asset Allocation - Class IB                                  -19.94%    -3.23%         4.02%
Putnam VT Growth and Income - Class IB                                        -26.27%    -3.40%         5.88%
Putnam VT Health Sciences - Class IB                                          -27.60%      N/A         -4.02%
Putnam VT High Yield - Class IB                                               -8.39%     -3.89%         2.75%
Putnam VT Income - Class IB                                                    0.04%      3.04%         3.93%
Putnam VT International Equity - Class IB                                     -24.98%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -31.05%      N/A         -9.62%
Putnam VT Money Market - Class IB                                             -6.52%      1.47%         1.58%
Putnam VT New Opportunities - Class IB                                        -37.56%    -7.92%         3.00%
Putnam VT New Value - Class IB                                                -22.96%    -0.03%         2.30%
Putnam VT Research - Class IB                                                 -29.42%      N/A         -3.94%
Putnam VT Utilities Growth and Income - Class IB                              -31.26%    -7.08%         2.24%
Putnam VT Vista - Class IB                                                    -37.64%    -6.61%        -2.57%
Putnam VT Voyager - Class IB                                                  -33.66%    -3.82%         5.81%
Franklin Growth and Income Securities - Class 2                               -15.82%     2.40%         8.17%
Franklin Small Cap Value Securities - Class 2                                 -16.75%      N/A         -2.32%
Mutual Shares Securities - Class II                                           -19.25%     1.30%         3.81%
Templeton Developing Markets Securities - Class 2                             -7.83%     -8.03%        -12.30%
Templeton Foreign Securities - Class 2                                        -25.86%    -4.64%         5.11%
Oppenheimer Aggressive Growth - Service Class                                 -35.14%    -4.50%         3.94%
Oppenheimer Capital Appreciation - Service Class                              -34.20%    -0.40%         7.36%
Oppenheimer Global Securities - Service Class                                 -29.58%     2.65%         9.12%
Oppenheimer High Income - Service Class                                       -10.29%    -2.73%         3.92%
Oppenheimer Main Street - Service Class                                       -26.26%    -5.89%         5.91%
Oppenheimer Main Street Small Cap - Service Class                             -23.28%      N/A         -3.49%
Oppenheimer Multiple Strategies - Service Class                               -18.04%     0.29%         5.28%
Oppenheimer Strategic Bond - Service Class                                    -0.77%      1.24%         2.95%
STI Capital Appreciation                                                      -29.11%    -1.19%         6.86%
STI Growth and Income                                                         -27.84%      N/A         -8.85%
STI International Equity                                                      -25.88%    -7.25%        -3.73%
STI Investment Grade Bond                                                     -0.44%      3.32%         3.46%
STI Mid-Cap Equity                                                            -35.54%    -5.21%         0.83%
STI Small Cap Value Equity                                                    -8.86%      0.46%        -0.15%
STI Value Income Stock                                                        -24.31%    -3.27%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -39.65%     0.43%         6.24%
Van Kampen LIT Growth and Income - Class II                                   -22.11%     2.37%         4.83%
Van Kampen UIF Active International Allocation - Class II                     -25.28%      N/A         -14.07%
Van Kampen UIF Emerging Markets Debt - Class II                                0.94%      1.40%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.67%      1.40%         3.74%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.29%      N/A         -1.88%
Putnam VT Global Asset Allocation - Class IB                                  -19.98%    -3.28%         3.97%
Putnam VT Growth and Income - Class IB                                        -26.31%    -3.45%         5.83%
Putnam VT Health Sciences - Class IB                                          -27.64%      N/A         -4.06%
Putnam VT High Yield - Class IB                                               -8.44%     -3.94%         2.70%
Putnam VT Income - Class IB                                                   -0.02%      2.99%         3.88%
Putnam VT International Equity - Class IB                                     -25.02%    -0.27%         1.86%
Putnam VT Investors - Class IB                                                -31.09%      N/A         -9.67%
Putnam VT Money Market - Class IB                                             -6.57%      1.42%         1.53%
Putnam VT New Opportunities - Class IB                                        -37.59%    -7.97%         2.95%
Putnam VT New Value - Class IB                                                -23.00%    -0.08%         2.25%
Putnam VT Research - Class IB                                                 -29.46%      N/A         -3.99%
Putnam VT Utilities Growth and Income - Class IB                              -31.30%    -7.13%         2.18%
Putnam VT Vista - Class IB                                                    -37.67%    -6.66%        -2.62%
Putnam VT Voyager - Class IB                                                  -33.69%    -3.87%         5.76%
Franklin Growth and Income Securities - Class 2                               -15.87%     2.35%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -16.80%      N/A         -2.36%
Mutual Shares Securities - Class II                                           -19.29%     1.25%         3.75%
Templeton Developing Markets Securities - Class 2                             -7.88%     -8.07%        -12.35%
Templeton Foreign Securities - Class 2                                        -25.89%    -4.68%         5.06%
Oppenheimer Aggressive Growth - Service Class                                 -35.17%    -4.55%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -34.24%    -0.45%         7.31%
Oppenheimer Global Securities - Service Class                                 -29.62%     2.60%         9.07%
Oppenheimer High Income - Service Class                                       -10.33%    -2.77%         3.87%
Oppenheimer Main Street - Service Class                                       -26.30%    -5.94%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -23.32%      N/A         -3.54%
Oppenheimer Multiple Strategies - Service Class                               -18.09%     0.23%         5.23%
Oppenheimer Strategic Bond - Service Class                                    -0.82%      1.19%         2.90%
STI Capital Appreciation                                                      -29.15%    -1.24%         6.80%
STI Growth and Income                                                         -27.88%      N/A         -8.90%
STI International Equity                                                      -25.92%    -7.30%        -3.78%
STI Investment Grade Bond                                                     -0.49%      3.26%         3.41%
STI Mid-Cap Equity                                                            -35.57%    -5.26%         0.77%
STI Small Cap Value Equity                                                    -8.90%      0.40%        -0.20%
STI Value Income Stock                                                        -24.35%    -3.32%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -39.68%     0.38%         6.18%
Van Kampen LIT Growth and Income - Class II                                   -22.16%     2.31%         4.77%
Van Kampen UIF Active International Allocation - Class II                     -25.32%      N/A         -14.12%
Van Kampen UIF Emerging Markets Debt - Class II                                0.89%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.72%      1.35%         3.69%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.33%      N/A         -1.93%
Putnam VT Global Asset Allocation - Class IB                                  -20.03%    -3.33%         3.92%
Putnam VT Growth and Income - Class IB                                        -26.35%    -3.49%         5.78%
Putnam VT Health Sciences - Class IB                                          -27.68%      N/A         -4.11%
Putnam VT High Yield - Class IB                                               -8.49%     -3.99%         2.64%
Putnam VT Income - Class IB                                                   -0.07%      2.93%         3.82%
Putnam VT International Equity - Class IB                                     -25.06%    -0.32%         1.81%
Putnam VT Investors - Class IB                                                -31.13%      N/A         -9.71%
Putnam VT Money Market - Class IB                                             -6.62%      1.37%         1.47%
Putnam VT New Opportunities - Class IB                                        -37.62%    -8.01%         2.90%
Putnam VT New Value - Class IB                                                -23.04%    -0.14%         2.20%
Putnam VT Research - Class IB                                                 -29.50%      N/A         -4.03%
Putnam VT Utilities Growth and Income - Class IB                              -31.34%    -7.17%         2.13%
Putnam VT Vista - Class IB                                                    -37.71%    -6.70%        -2.67%
Putnam VT Voyager - Class IB                                                  -33.73%    -3.92%         5.71%
Franklin Growth and Income Securities - Class 2                               -15.91%     2.29%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -16.84%      N/A         -2.41%
Mutual Shares Securities - Class II                                           -19.33%     1.20%         3.70%
Templeton Developing Markets Securities - Class 2                             -7.93%     -8.12%        -12.39%
Templeton Foreign Securities - Class 2                                        -25.93%    -4.73%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -35.21%    -4.60%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -34.28%    -0.50%         7.25%
Oppenheimer Global Securities - Service Class                                 -29.66%     2.55%         9.01%
Oppenheimer High Income - Service Class                                       -10.38%    -2.82%         3.81%
Oppenheimer Main Street - Service Class                                       -26.34%    -5.99%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -23.36%      N/A         -3.59%
Oppenheimer Multiple Strategies - Service Class                               -18.13%     0.18%         5.18%
Oppenheimer Strategic Bond - Service Class                                    -0.88%      1.13%         2.84%
STI Capital Appreciation                                                      -29.19%    -1.29%         6.75%
STI Growth and Income                                                         -27.92%      N/A         -8.94%
STI International Equity                                                      -25.96%    -7.35%        -3.83%
STI Investment Grade Bond                                                     -0.54%      3.21%         3.36%
STI Mid-Cap Equity                                                            -35.61%    -5.31%         0.72%
STI Small Cap Value Equity                                                    -8.95%      0.35%        -0.25%
STI Value Income Stock                                                        -24.39%    -3.37%         3.56%
Van Kampen LIT Emerging Growth - Class II                                     -39.72%     0.33%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -22.20%     2.26%         4.72%
Van Kampen UIF Active International Allocation - Class II                     -25.36%      N/A         -14.16%
Van Kampen UIF Emerging Markets Debt - Class II                                0.84%      1.30%         0.97%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.77%      1.30%         3.64%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.38%      N/A         -1.98%
Putnam VT Global Asset Allocation - Class IB                                  -20.07%    -3.38%         3.86%
Putnam VT Growth and Income - Class IB                                        -26.39%    -3.54%         5.72%
Putnam VT Health Sciences - Class IB                                          -27.72%      N/A         -4.16%
Putnam VT High Yield - Class IB                                               -8.54%     -4.04%         2.59%
Putnam VT Income - Class IB                                                   -0.12%      2.88%         3.77%
Putnam VT International Equity - Class IB                                     -25.10%    -0.37%         1.76%
Putnam VT Investors - Class IB                                                -31.17%      N/A         -9.76%
Putnam VT Money Market - Class IB                                             -6.67%      1.32%         1.42%
Putnam VT New Opportunities - Class IB                                        -37.66%    -8.06%         2.85%
Putnam VT New Value - Class IB                                                -23.08%    -0.19%         2.14%
Putnam VT Research - Class IB                                                 -29.54%      N/A         -4.08%
Putnam VT Utilities Growth and Income - Class IB                              -31.37%    -7.22%         2.08%
Putnam VT Vista - Class IB                                                    -37.74%    -6.75%        -2.72%
Putnam VT Voyager - Class IB                                                  -33.76%    -3.97%         5.65%
Franklin Growth and Income Securities - Class 2                               -15.96%     2.24%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -16.88%      N/A         -2.46%
Mutual Shares Securities - Class II                                           -19.38%     1.15%         3.65%
Templeton Developing Markets Securities - Class 2                             -7.98%     -8.17%        -12.44%
Templeton Foreign Securities - Class 2                                        -25.97%    -4.78%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -35.24%    -4.65%         3.79%
Oppenheimer Capital Appreciation - Service Class                              -34.31%    -0.55%         7.20%
Oppenheimer Global Securities - Service Class                                 -29.70%     2.50%         8.96%
Oppenheimer High Income - Service Class                                       -10.43%    -2.87%         3.76%
Oppenheimer Main Street - Service Class                                       -26.38%    -6.04%         5.75%
Oppenheimer Main Street Small Cap - Service Class                             -23.40%      N/A         -3.63%
Oppenheimer Multiple Strategies - Service Class                               -18.17%     0.13%         5.12%
Oppenheimer Strategic Bond - Service Class                                    -0.93%      1.08%         2.79%
STI Capital Appreciation                                                      -29.23%    -1.34%         6.70%
STI Growth and Income                                                         -27.96%      N/A         -8.99%
STI International Equity                                                      -26.00%    -7.40%        -3.88%
STI Investment Grade Bond                                                     -0.60%      3.16%         3.31%
STI Mid-Cap Equity                                                            -35.64%    -5.36%         0.67%
STI Small Cap Value Equity                                                    -9.00%      0.30%        -0.30%
STI Value Income Stock                                                        -24.43%    -3.42%         3.51%
Van Kampen LIT Emerging Growth - Class II                                     -39.75%     0.28%         6.08%
Van Kampen LIT Growth and Income - Class II                                   -22.24%     2.21%         4.67%
Van Kampen UIF Active International Allocation - Class II                     -25.40%      N/A         -14.20%
Van Kampen UIF Emerging Markets Debt - Class II                                0.78%      1.24%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.82%      1.25%         3.59%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.47%      N/A         -2.08%
Putnam VT Global Asset Allocation - Class IB                                  -20.15%    -3.48%         3.76%
Putnam VT Growth and Income - Class IB                                        -26.47%    -3.64%         5.62%
Putnam VT Health Sciences - Class IB                                          -27.79%      N/A         -4.26%
Putnam VT High Yield - Class IB                                               -8.64%     -4.14%         2.49%
Putnam VT Income - Class IB                                                   -0.23%      2.78%         3.66%
Putnam VT International Equity - Class IB                                     -25.18%    -0.47%         1.65%
Putnam VT Investors - Class IB                                                -31.24%      N/A         -9.85%
Putnam VT Money Market - Class IB                                             -6.77%      1.22%         1.32%
Putnam VT New Opportunities - Class IB                                        -37.73%    -8.15%         2.74%
Putnam VT New Value - Class IB                                                -23.17%    -0.29%         2.04%
Putnam VT Research - Class IB                                                 -29.61%      N/A         -4.18%
Putnam VT Utilities Growth and Income - Class IB                              -31.45%    -7.31%         1.98%
Putnam VT Vista - Class IB                                                    -37.81%    -6.85%        -2.82%
Putnam VT Voyager - Class IB                                                  -33.84%    -4.06%         5.55%
Franklin Growth and Income Securities - Class 2                               -16.04%     2.14%         7.90%
Franklin Small Cap Value Securities - Class 2                                 -16.97%      N/A         -2.56%
Mutual Shares Securities - Class II                                           -19.46%     1.04%         3.54%
Templeton Developing Markets Securities - Class 2                             -8.07%     -8.26%        -12.53%
Templeton Foreign Securities - Class 2                                        -26.05%    -4.88%         4.85%
Oppenheimer Aggressive Growth - Service Class                                 -35.31%    -4.74%         3.68%
Oppenheimer Capital Appreciation - Service Class                              -34.38%    -0.65%         7.09%
Oppenheimer Global Securities - Service Class                                 -29.77%     2.39%         8.85%
Oppenheimer High Income - Service Class                                       -10.53%    -2.97%         3.66%
Oppenheimer Main Street - Service Class                                       -26.46%    -6.13%         5.65%
Oppenheimer Main Street Small Cap - Service Class                             -23.48%      N/A         -3.73%
Oppenheimer Multiple Strategies - Service Class                               -18.26%     0.03%         5.01%
Oppenheimer Strategic Bond - Service Class                                    -1.03%      0.98%         2.69%
STI Capital Appreciation                                                      -29.30%    -1.44%         6.59%
STI Growth and Income                                                         -28.04%      N/A         -9.08%
STI International Equity                                                      -26.08%    -7.49%        -3.98%
STI Investment Grade Bond                                                     -0.70%      3.06%         3.20%
STI Mid-Cap Equity                                                            -35.71%    -5.45%         0.57%
STI Small Cap Value Equity                                                    -9.10%      0.20%        -0.40%
STI Value Income Stock                                                        -24.51%    -3.52%         3.41%
Van Kampen LIT Emerging Growth - Class II                                     -39.82%     0.17%         5.97%
Van Kampen LIT Growth and Income - Class II                                   -22.32%     2.11%         4.56%
Van Kampen UIF Active International Allocation - Class II                     -25.48%      N/A         -14.29%
Van Kampen UIF Emerging Markets Debt - Class II                                0.68%      1.14%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.91%      1.15%         3.48%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.51%      N/A         -2.13%
Putnam VT Global Asset Allocation - Class IB                                  -20.20%    -3.53%         3.70%
Putnam VT Growth and Income - Class IB                                        -26.51%    -3.69%         5.56%
Putnam VT Health Sciences - Class IB                                          -27.83%      N/A         -4.31%
Putnam VT High Yield - Class IB                                               -8.69%     -4.18%         2.43%
Putnam VT Income - Class IB                                                   -0.28%      2.73%         3.61%
Putnam VT International Equity - Class IB                                     -25.22%    -0.52%         1.60%
Putnam VT Investors - Class IB                                                -31.28%      N/A         -9.90%
Putnam VT Money Market - Class IB                                             -6.81%      1.16%         1.27%
Putnam VT New Opportunities - Class IB                                        -37.76%    -8.20%         2.69%
Putnam VT New Value - Class IB                                                -23.21%    -0.34%         1.99%
Putnam VT Research - Class IB                                                 -29.65%      N/A         -4.23%
Putnam VT Utilities Growth and Income - Class IB                              -31.49%    -7.36%         1.92%
Putnam VT Vista - Class IB                                                    -37.84%    -6.89%        -2.87%
Putnam VT Voyager - Class IB                                                  -33.87%    -4.11%         5.49%
Franklin Growth and Income Securities - Class 2                               -16.09%     2.09%         7.84%
Franklin Small Cap Value Securities - Class 2                                 -17.02%      N/A         -2.61%
Mutual Shares Securities - Class II                                           -19.51%     0.99%         3.49%
Templeton Developing Markets Securities - Class 2                             -8.12%     -8.31%        -12.58%
Templeton Foreign Securities - Class 2                                        -26.09%    -4.93%         4.80%
Oppenheimer Aggressive Growth - Service Class                                 -35.35%    -4.79%         3.63%
Oppenheimer Capital Appreciation - Service Class                              -34.42%    -0.70%         7.04%
Oppenheimer Global Securities - Service Class                                 -29.81%     2.34%         8.79%
Oppenheimer High Income - Service Class                                       -10.57%    -3.02%         3.60%
Oppenheimer Main Street - Service Class                                       -26.50%    -6.18%         5.59%
Oppenheimer Main Street Small Cap - Service Class                             -23.52%      N/A         -3.78%
Oppenheimer Multiple Strategies - Service Class                               -18.31%    -0.02%         4.96%
Oppenheimer Strategic Bond - Service Class                                    -1.09%      0.93%         2.63%
STI Capital Appreciation                                                      -29.34%    -1.49%         6.54%
STI Growth and Income                                                         -28.08%      N/A         -9.13%
STI International Equity                                                      -26.12%    -7.54%        -4.03%
STI Investment Grade Bond                                                     -0.75%      3.00%         3.15%
STI Mid-Cap Equity                                                            -35.75%    -5.50%         0.52%
STI Small Cap Value Equity                                                    -9.15%      0.15%        -0.45%
STI Value Income Stock                                                        -24.56%    -3.57%         3.35%
Van Kampen LIT Emerging Growth - Class II                                     -39.85%     0.12%         5.92%
Van Kampen LIT Growth and Income - Class II                                   -22.36%     2.06%         4.51%
Van Kampen UIF Active International Allocation - Class II                     -25.52%      N/A         -14.33%
Van Kampen UIF Emerging Markets Debt - Class II                                0.63%      1.09%         0.76%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.96%      1.10%         3.43%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.65%      N/A         -2.28%
Putnam VT Global Asset Allocation - Class IB                                  -20.33%    -3.68%         3.55%
Putnam VT Growth and Income - Class IB                                        -26.63%    -3.84%         5.40%
Putnam VT Health Sciences - Class IB                                          -27.95%      N/A         -4.45%
Putnam VT High Yield - Class IB                                               -8.83%     -4.33%         2.28%
Putnam VT Income - Class IB                                                   -0.44%      2.57%         3.45%
Putnam VT International Equity - Class IB                                     -25.34%    -0.68%         1.45%
Putnam VT Investors - Class IB                                                -31.39%      N/A         -10.03%
Putnam VT Money Market - Class IB                                             -6.96%      1.01%         1.11%
Putnam VT New Opportunities - Class IB                                        -37.86%    -8.34%         2.54%
Putnam VT New Value - Class IB                                                -23.33%    -0.49%         1.83%
Putnam VT Research - Class IB                                                 -29.76%      N/A         -4.37%
Putnam VT Utilities Growth and Income - Class IB                              -31.60%    -7.50%         1.77%
Putnam VT Vista - Class IB                                                    -37.95%    -7.03%        -3.02%
Putnam VT Voyager - Class IB                                                  -33.98%    -4.26%         5.33%
Franklin Growth and Income Securities - Class 2                               -16.22%     1.93%         7.68%
Franklin Small Cap Value Securities - Class 2                                 -17.15%      N/A         -2.76%
Mutual Shares Securities - Class II                                           -19.63%     0.84%         3.33%
Templeton Developing Markets Securities - Class 2                             -8.27%     -8.45%        -12.71%
Templeton Foreign Securities - Class 2                                        -26.21%    -5.07%         4.64%
Oppenheimer Aggressive Growth - Service Class                                 -35.45%    -4.94%         3.47%
Oppenheimer Capital Appreciation - Service Class                              -34.53%    -0.85%         6.88%
Oppenheimer Global Securities - Service Class                                 -29.93%     2.19%         8.63%
Oppenheimer High Income - Service Class                                       -10.72%    -3.17%         3.44%
Oppenheimer Main Street - Service Class                                       -26.62%    -6.32%         5.43%
Oppenheimer Main Street Small Cap - Service Class                             -23.65%      N/A         -3.93%
Oppenheimer Multiple Strategies - Service Class                               -18.44%    -0.17%         4.80%
Oppenheimer Strategic Bond - Service Class                                    -1.24%      0.78%         2.48%
STI Capital Appreciation                                                      -29.45%    -1.64%         6.37%
STI Growth and Income                                                         -28.19%      N/A         -9.26%
STI International Equity                                                      -26.24%    -7.68%        -4.17%
STI Investment Grade Bond                                                     -0.91%      2.85%         2.99%
STI Mid-Cap Equity                                                            -35.85%    -5.64%         0.37%
STI Small Cap Value Equity                                                    -9.29%      0.00%        -0.60%
STI Value Income Stock                                                        -24.68%    -3.71%         3.20%
Van Kampen LIT Emerging Growth - Class II                                     -39.95%    -0.03%         5.76%
Van Kampen LIT Growth and Income - Class II                                   -22.49%     1.90%         4.35%
Van Kampen UIF Active International Allocation - Class II                     -25.64%      N/A         -14.46%
Van Kampen UIF Emerging Markets Debt - Class II                                0.47%      0.94%         0.61%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.10%      0.94%         3.27%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.99%      N/A         -1.54%
Putnam VT Global Asset Allocation - Class IB                                  -19.70%    -2.93%         4.40%
Putnam VT Growth and Income - Class IB                                        -26.06%    -3.09%         6.28%
Putnam VT Health Sciences - Class IB                                          -27.40%      N/A         -3.73%
Putnam VT High Yield - Class IB                                               -8.11%     -3.62%         3.10%
Putnam VT Income - Class IB                                                    0.36%      3.36%         4.28%
Putnam VT International Equity - Class IB                                     -24.77%     0.12%         2.27%
Putnam VT Investors - Class IB                                                -30.87%      N/A         -9.36%
Putnam VT Money Market - Class IB                                             -6.22%      1.79%         1.91%
Putnam VT New Opportunities - Class IB                                        -37.40%    -7.62%         3.38%
Putnam VT New Value - Class IB                                                -22.74%     0.28%         2.64%
Putnam VT Research - Class IB                                                 -29.23%      N/A         -3.65%
Putnam VT Utilities Growth and Income - Class IB                              -31.08%    -6.80%         2.60%
Putnam VT Vista - Class IB                                                    -37.48%    -6.31%        -2.24%
Putnam VT Voyager - Class IB                                                  -33.48%    -3.50%         6.21%
Franklin Growth and Income Securities - Class 2                               -15.57%     2.73%         8.57%
Franklin Small Cap Value Securities - Class 2                                 -16.50%      N/A         -2.05%
Mutual Shares Securities - Class II                                           -19.01%     1.62%         4.13%
Templeton Developing Markets Securities - Class 2                             -7.54%     -7.78%        -12.15%
Templeton Foreign Securities - Class 2                                        -25.64%    -4.34%         5.51%
Oppenheimer Aggressive Growth - Service Class                                 -34.97%    -4.19%         4.33%
Oppenheimer Capital Appreciation - Service Class                              -34.03%    -0.06%         7.76%
Oppenheimer Global Securities - Service Class                                 -29.39%     3.01%         9.55%
Oppenheimer High Income - Service Class                                       -10.01%    -2.44%         4.29%
Oppenheimer Main Street - Service Class                                       -26.06%    -5.61%         6.30%
Oppenheimer Main Street Small Cap - Service Class                             -23.06%      N/A         -3.20%
Oppenheimer Multiple Strategies - Service Class                               -17.80%     0.61%         5.66%
Oppenheimer Strategic Bond - Service Class                                    -0.45%      1.55%         3.28%
STI Capital Appreciation                                                      -28.91%    -0.86%         7.24%
STI Growth and Income                                                         -27.64%      N/A         -8.58%
STI International Equity                                                      -25.67%    -6.98%        -3.45%
STI Investment Grade Bond                                                     -0.12%      3.65%         3.79%
STI Mid-Cap Equity                                                            -35.37%    -4.92%         1.16%
STI Small Cap Value Equity                                                    -8.57%      0.75%         0.12%
STI Value Income Stock                                                        -24.09%    -2.98%         4.02%
Van Kampen LIT Emerging Growth - Class II                                     -39.50%     0.79%         6.63%
Van Kampen LIT Growth and Income - Class II                                   -21.89%     2.71%         5.17%
Van Kampen UIF Active International Allocation - Class II                     -25.06%      N/A         -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                                1.27%      1.69%         1.35%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.38%      1.71%         4.08%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.17%      N/A         -1.74%
Putnam VT Global Asset Allocation - Class IB                                  -19.88%    -3.13%         4.18%
Putnam VT Growth and Income - Class IB                                        -26.22%    -3.29%         6.06%
Putnam VT Health Sciences - Class IB                                          -27.55%      N/A         -3.92%
Putnam VT High Yield - Class IB                                               -8.30%     -3.81%         2.89%
Putnam VT Income - Class IB                                                    0.15%      3.15%         4.07%
Putnam VT International Equity - Class IB                                     -24.93%    -0.09%         2.06%
Putnam VT Investors - Class IB                                                -31.02%      N/A         -9.54%
Putnam VT Money Market - Class IB                                             -6.42%      1.59%         1.70%
Putnam VT New Opportunities - Class IB                                        -37.53%    -7.81%         3.17%
Putnam VT New Value - Class IB                                                -22.90%     0.08%         2.43%
Putnam VT Research - Class IB                                                 -29.38%      N/A         -3.84%
Putnam VT Utilities Growth and Income - Class IB                              -31.23%    -6.99%         2.39%
Putnam VT Vista - Class IB                                                    -37.62%    -6.50%        -2.44%
Putnam VT Voyager - Class IB                                                  -33.63%    -3.70%         5.99%
Franklin Growth and Income Securities - Class 2                               -15.75%     2.52%         8.35%
Franklin Small Cap Value Securities - Class 2                                 -16.68%      N/A         -2.25%
Mutual Shares Securities - Class II                                           -19.18%     1.42%         3.92%
Templeton Developing Markets Securities - Class 2                             -7.73%     -7.97%        -12.33%
Templeton Foreign Securities - Class 2                                        -25.81%    -4.53%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -35.11%    -4.38%         4.12%
Oppenheimer Capital Appreciation - Service Class                              -34.18%    -0.26%         7.54%
Oppenheimer Global Securities - Service Class                                 -29.54%     2.80%         9.32%
Oppenheimer High Income - Service Class                                       -10.20%    -2.64%         4.08%
Oppenheimer Main Street - Service Class                                       -26.22%    -5.80%         6.09%
Oppenheimer Main Street Small Cap - Service Class                             -23.22%      N/A         -3.40%
Oppenheimer Multiple Strategies - Service Class                               -17.97%     0.40%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -0.66%      1.34%         3.07%
STI Capital Appreciation                                                      -29.07%    -1.07%         7.02%
STI Growth and Income                                                         -27.80%      N/A         -8.77%
STI International Equity                                                      -25.83%    -7.17%        -3.64%
STI Investment Grade Bond                                                     -0.33%      3.44%         3.57%
STI Mid-Cap Equity                                                            -35.51%    -5.11%         0.95%
STI Small Cap Value Equity                                                    -8.76%      0.54%        -0.09%
STI Value Income Stock                                                        -24.26%    -3.17%         3.81%
Van Kampen LIT Emerging Growth - Class II                                     -39.63%     0.59%         6.41%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     2.50%         4.96%
Van Kampen UIF Active International Allocation - Class II                     -25.23%      N/A         -14.04%
Van Kampen UIF Emerging Markets Debt - Class II                                1.06%      1.48%         1.14%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.58%      1.50%         3.86%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.22%      N/A         -1.79%
Putnam VT Global Asset Allocation - Class IB                                  -19.92%    -3.18%         4.13%
Putnam VT Growth and Income - Class IB                                        -26.26%    -3.34%         6.01%
Putnam VT Health Sciences - Class IB                                          -27.59%      N/A         -3.97%
Putnam VT High Yield - Class IB                                               -8.35%     -3.86%         2.84%
Putnam VT Income - Class IB                                                    0.10%      3.10%         4.01%
Putnam VT International Equity - Class IB                                     -24.97%    -0.14%         2.01%
Putnam VT Investors - Class IB                                                -31.05%      N/A         -9.59%
Putnam VT Money Market - Class IB                                             -6.47%      1.53%         1.64%
Putnam VT New Opportunities - Class IB                                        -37.57%    -7.86%         3.12%
Putnam VT New Value - Class IB                                                -22.94%     0.03%         2.38%
Putnam VT Research - Class IB                                                 -29.42%      N/A         -3.89%
Putnam VT Utilities Growth and Income - Class IB                              -31.26%    -7.03%         2.34%
Putnam VT Vista - Class IB                                                    -37.65%    -6.54%        -2.49%
Putnam VT Voyager - Class IB                                                  -33.66%    -3.74%         5.94%
Franklin Growth and Income Securities - Class 2                               -15.79%     2.47%         8.29%
Franklin Small Cap Value Securities - Class 2                                 -16.72%      N/A         -2.30%
Mutual Shares Securities - Class II                                           -19.22%     1.37%         3.87%
Templeton Developing Markets Securities - Class 2                             -7.78%     -8.02%        -12.38%
Templeton Foreign Securities - Class 2                                        -25.85%    -4.58%         5.24%
Oppenheimer Aggressive Growth - Service Class                                 -35.14%    -4.43%         4.06%
Oppenheimer Capital Appreciation - Service Class                              -34.21%    -0.31%         7.49%
Oppenheimer Global Securities - Service Class                                 -29.58%     2.75%         9.27%
Oppenheimer High Income - Service Class                                       -10.25%    -2.69%         4.02%
Oppenheimer Main Street - Service Class                                       -26.26%    -5.85%         6.03%
Oppenheimer Main Street Small Cap - Service Class                             -23.26%      N/A         -3.44%
Oppenheimer Multiple Strategies - Service Class                               -18.02%     0.35%         5.39%
Oppenheimer Strategic Bond - Service Class                                    -0.71%      1.29%         3.02%
STI Capital Appreciation                                                      -29.11%    -1.12%         6.97%
STI Growth and Income                                                         -27.84%      N/A         -8.82%
STI International Equity                                                      -25.87%    -7.22%        -3.69%
STI Investment Grade Bond                                                     -0.38%      3.38%         3.52%
STI Mid-Cap Equity                                                            -35.55%    -5.16%         0.90%
STI Small Cap Value Equity                                                    -8.81%      0.49%        -0.14%
STI Value Income Stock                                                        -24.30%    -3.22%         3.76%
Van Kampen LIT Emerging Growth - Class II                                     -39.67%     0.53%         6.36%
Van Kampen LIT Growth and Income - Class II                                   -22.10%     2.45%         4.90%
Van Kampen UIF Active International Allocation - Class II                     -25.27%      N/A         -14.09%
Van Kampen UIF Emerging Markets Debt - Class II                                1.01%      1.43%         1.09%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.63%      1.45%         3.81%



(With the Enhanced  Beneficiary Protection (Annual  Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.26%      N/A         -1.84%
Putnam VT Global Asset Allocation - Class IB                                  -19.96%    -3.23%         4.08%
Putnam VT Growth and Income - Class IB                                        -26.30%    -3.39%         5.95%
Putnam VT Health Sciences - Class IB                                          -27.63%      N/A         -4.02%
Putnam VT High Yield - Class IB                                               -8.40%     -3.91%         2.79%
Putnam VT Income - Class IB                                                    0.04%      3.05%         3.96%
Putnam VT International Equity - Class IB                                     -25.01%    -0.19%         1.96%
Putnam VT Investors - Class IB                                                -31.09%      N/A         -9.64%
Putnam VT Money Market - Class IB                                             -6.52%      1.48%         1.59%
Putnam VT New Opportunities - Class IB                                        -37.60%    -7.91%         3.07%
Putnam VT New Value - Class IB                                                -22.99%    -0.02%         2.33%
Putnam VT Research - Class IB                                                 -29.46%      N/A         -3.94%
Putnam VT Utilities Growth and Income - Class IB                              -31.30%    -7.08%         2.29%
Putnam VT Vista - Class IB                                                    -37.69%    -6.59%        -2.54%
Putnam VT Voyager - Class IB                                                  -33.70%    -3.79%         5.89%
Franklin Growth and Income Securities - Class 2                               -15.84%     2.42%         8.24%
Franklin Small Cap Value Securities - Class 2                                 -16.77%      N/A         -2.35%
Mutual Shares Securities - Class II                                           -19.27%     1.32%         3.82%
Templeton Developing Markets Securities - Class 2                             -7.83%     -8.07%        -12.42%
Templeton Foreign Securities - Class 2                                        -25.89%    -4.63%         5.19%
Oppenheimer Aggressive Growth - Service Class                                 -35.18%    -4.48%         4.01%
Oppenheimer Capital Appreciation - Service Class                              -34.25%    -0.36%         7.44%
Oppenheimer Global Securities - Service Class                                 -29.62%     2.70%         9.21%
Oppenheimer High Income - Service Class                                       -10.29%    -2.74%         3.97%
Oppenheimer Main Street - Service Class                                       -26.29%    -5.90%         5.98%
Oppenheimer Main Street Small Cap - Service Class                             -23.30%      N/A         -3.49%
Oppenheimer Multiple Strategies - Service Class                               -18.06%     0.30%         5.34%
Oppenheimer Strategic Bond - Service Class                                    -0.77%      1.24%         2.97%
STI Capital Appreciation                                                      -29.15%    -1.17%         6.91%
STI Growth and Income                                                         -27.88%      N/A         -8.86%
STI International Equity                                                      -25.91%    -7.26%        -3.74%
STI Investment Grade Bond                                                     -0.43%      3.33%         3.47%
STI Mid-Cap Equity                                                            -35.58%    -5.21%         0.85%
STI Small Cap Value Equity                                                    -8.86%      0.44%        -0.19%
STI Value Income Stock                                                        -24.34%    -3.27%         3.70%
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     0.48%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -22.14%     2.40%         4.85%
Van Kampen UIF Active International Allocation - Class II                     -25.31%      N/A         -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                                0.95%      1.38%         1.04%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.67%      1.40%         3.76%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.35%      N/A         -1.94%
Putnam VT Global Asset Allocation - Class IB                                  -20.05%    -3.33%         3.97%
Putnam VT Growth and Income - Class IB                                        -26.38%    -3.49%         5.84%
Putnam VT Health Sciences - Class IB                                          -27.71%      N/A         -4.12%
Putnam VT High Yield - Class IB                                               -8.50%     -4.01%         2.68%
Putnam VT Income - Class IB                                                   -0.06%      2.94%         3.85%
Putnam VT International Equity - Class IB                                     -25.09%    -0.29%         1.85%
Putnam VT Investors - Class IB                                                -31.17%      N/A         -9.73%
Putnam VT Money Market - Class IB                                             -6.62%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -37.67%    -8.00%         2.96%
Putnam VT New Value - Class IB                                                -23.07%    -0.12%         2.22%
Putnam VT Research - Class IB                                                 -29.53%      N/A         -4.04%
Putnam VT Utilities Growth and Income - Class IB                              -31.38%    -7.18%         2.18%
Putnam VT Vista - Class IB                                                    -37.76%    -6.69%        -2.63%
Putnam VT Voyager - Class IB                                                  -33.77%    -3.89%         5.78%
Franklin Growth and Income Securities - Class 2                               -15.93%     2.31%         8.13%
Franklin Small Cap Value Securities - Class 2                                 -16.86%      N/A         -2.45%
Mutual Shares Securities - Class II                                           -19.35%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -7.93%     -8.16%        -12.52%
Templeton Foreign Securities - Class 2                                        -25.97%    -4.73%         5.08%
Oppenheimer Aggressive Growth - Service Class                                 -35.25%    -4.57%         3.91%
Oppenheimer Capital Appreciation - Service Class                              -34.32%    -0.46%         7.33%
Oppenheimer Global Securities - Service Class                                 -29.70%     2.59%         9.10%
Oppenheimer High Income - Service Class                                       -10.39%    -2.83%         3.86%
Oppenheimer Main Street - Service Class                                       -26.37%    -5.99%         5.87%
Oppenheimer Main Street Small Cap - Service Class                             -23.39%      N/A         -3.59%
Oppenheimer Multiple Strategies - Service Class                               -18.15%     0.20%         5.23%
Oppenheimer Strategic Bond - Service Class                                    -0.87%      1.14%         2.86%
STI Capital Appreciation                                                      -29.22%    -1.27%         6.81%
STI Growth and Income                                                         -27.95%      N/A         -8.95%
STI International Equity                                                      -25.99%    -7.36%        -3.84%
STI Investment Grade Bond                                                     -0.54%      3.23%         3.36%
STI Mid-Cap Equity                                                            -35.65%    -5.31%         0.75%
STI Small Cap Value Equity                                                    -8.96%      0.34%        -0.29%
STI Value Income Stock                                                        -24.42%    -3.37%         3.60%
Van Kampen LIT Emerging Growth - Class II                                     -39.77%     0.38%         6.20%
Van Kampen LIT Growth and Income - Class II                                   -22.22%     2.30%         4.74%
Van Kampen UIF Active International Allocation - Class II                     -25.39%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                0.85%      1.28%         0.93%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.77%      1.30%         3.65%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.40%      N/A         -1.99%
Putnam VT Global Asset Allocation - Class IB                                  -20.09%    -3.38%         3.92%
Putnam VT Growth and Income - Class IB                                        -26.42%    -3.54%         5.79%
Putnam VT Health Sciences - Class IB                                          -27.75%      N/A         -4.17%
Putnam VT High Yield - Class IB                                               -8.54%     -4.06%         2.63%
Putnam VT Income - Class IB                                                   -0.11%      2.89%         3.80%
Putnam VT International Equity - Class IB                                     -25.13%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -31.20%      N/A         -9.77%
Putnam VT Money Market - Class IB                                             -6.67%      1.33%         1.44%
Putnam VT New Opportunities - Class IB                                        -37.71%    -8.05%         2.91%
Putnam VT New Value - Class IB                                                -23.11%    -0.17%         2.17%
Putnam VT Research - Class IB                                                 -29.57%      N/A         -4.09%
Putnam VT Utilities Growth and Income - Class IB                              -31.41%    -7.22%         2.13%
Putnam VT Vista - Class IB                                                    -37.79%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -33.81%    -3.94%         5.73%
Franklin Growth and Income Securities - Class 2                               -15.97%     2.26%         8.07%
Franklin Small Cap Value Securities - Class 2                                 -16.90%      N/A         -2.50%
Mutual Shares Securities - Class II                                           -19.40%     1.16%         3.66%
Templeton Developing Markets Securities - Class 2                             -7.98%     -8.21%        -12.56%
Templeton Foreign Securities - Class 2                                        -26.01%    -4.78%         5.03%
Oppenheimer Aggressive Growth - Service Class                                 -35.29%    -4.62%         3.85%
Oppenheimer Capital Appreciation - Service Class                              -34.35%    -0.51%         7.27%
Oppenheimer Global Securities - Service Class                                 -29.73%     2.54%         9.05%
Oppenheimer High Income - Service Class                                       -10.44%    -2.88%         3.81%
Oppenheimer Main Street - Service Class                                       -26.41%    -6.04%         5.82%
Oppenheimer Main Street Small Cap - Service Class                             -23.43%      N/A         -3.64%
Oppenheimer Multiple Strategies - Service Class                               -18.19%     0.15%         5.17%
Oppenheimer Strategic Bond - Service Class                                    -0.92%      1.09%         2.81%
STI Capital Appreciation                                                      -29.26%    -1.32%         6.75%
STI Growth and Income                                                         -27.99%      N/A         -9.00%
STI International Equity                                                      -26.03%    -7.41%        -3.89%
STI Investment Grade Bond                                                     -0.59%      3.17%         3.31%
STI Mid-Cap Equity                                                            -35.69%    -5.35%         0.70%
STI Small Cap Value Equity                                                    -9.01%      0.29%        -0.34%
STI Value Income Stock                                                        -24.46%    -3.42%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     0.33%         6.14%
Van Kampen LIT Growth and Income - Class II                                   -22.26%     2.24%         4.69%
Van Kampen UIF Active International Allocation - Class II                     -25.43%      N/A         -14.26%
Van Kampen UIF Emerging Markets Debt - Class II                                0.79%      1.23%         0.88%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.82%      1.24%         3.60%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.44%      N/A         -2.04%
Putnam VT Global Asset Allocation - Class IB                                  -20.13%    -3.42%         3.86%
Putnam VT Growth and Income - Class IB                                        -26.46%    -3.59%         5.74%
Putnam VT Health Sciences - Class IB                                          -27.79%      N/A         -4.21%
Putnam VT High Yield - Class IB                                               -8.59%     -4.11%         2.58%
Putnam VT Income - Class IB                                                   -0.17%      2.84%         3.75%
Putnam VT International Equity - Class IB                                     -25.17%    -0.39%         1.75%
Putnam VT Investors - Class IB                                                -31.24%      N/A         -9.82%
Putnam VT Money Market - Class IB                                             -6.72%      1.28%         1.38%
Putnam VT New Opportunities - Class IB                                        -37.74%    -8.09%         2.86%
Putnam VT New Value - Class IB                                                -23.15%    -0.22%         2.12%
Putnam VT Research - Class IB                                                 -29.61%      N/A         -4.13%
Putnam VT Utilities Growth and Income - Class IB                              -31.45%    -7.27%         2.08%
Putnam VT Vista - Class IB                                                    -37.82%    -6.78%        -2.73%
Putnam VT Voyager - Class IB                                                  -33.84%    -3.99%         5.67%
Franklin Growth and Income Securities - Class 2                               -16.02%     2.21%         8.02%
Franklin Small Cap Value Securities - Class 2                                 -16.95%      N/A         -2.55%
Mutual Shares Securities - Class II                                           -19.44%     1.11%         3.61%
Templeton Developing Markets Securities - Class 2                             -8.03%     -8.25%        -12.61%
Templeton Foreign Securities - Class 2                                        -26.04%    -4.82%         4.97%
Oppenheimer Aggressive Growth - Service Class                                 -35.32%    -4.67%         3.80%
Oppenheimer Capital Appreciation - Service Class                              -34.39%    -0.56%         7.22%
Oppenheimer Global Securities - Service Class                                 -29.77%     2.49%         8.99%
Oppenheimer High Income - Service Class                                       -10.48%    -2.93%         3.76%
Oppenheimer Main Street - Service Class                                       -26.45%    -6.09%         5.77%
Oppenheimer Main Street Small Cap - Service Class                             -23.47%      N/A         -3.69%
Oppenheimer Multiple Strategies - Service Class                               -18.24%     0.10%         5.12%
Oppenheimer Strategic Bond - Service Class                                    -0.97%      1.03%         2.75%
STI Capital Appreciation                                                      -29.30%    -1.37%         6.70%
STI Growth and Income                                                         -28.03%      N/A         -9.05%
STI International Equity                                                      -26.07%    -7.45%        -3.94%
STI Investment Grade Bond                                                     -0.64%      3.12%         3.26%
STI Mid-Cap Equity                                                            -35.72%    -5.40%         0.64%
STI Small Cap Value Equity                                                    -9.05%      0.24%        -0.39%
STI Value Income Stock                                                        -24.50%    -3.47%         3.49%
Van Kampen LIT Emerging Growth - Class II                                     -39.83%     0.28%         6.09%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     2.19%         4.64%
Van Kampen UIF Active International Allocation - Class II                     -25.47%      N/A         -14.31%
Van Kampen UIF Emerging Markets Debt - Class II                                0.74%      1.17%         0.83%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.87%      1.19%         3.55%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.48%      N/A         -2.09%
Putnam VT Global Asset Allocation - Class IB                                  -20.18%    -3.47%         3.81%
Putnam VT Growth and Income - Class IB                                        -26.50%    -3.63%         5.68%
Putnam VT Health Sciences - Class IB                                          -27.83%      N/A         -4.26%
Putnam VT High Yield - Class IB                                               -8.64%     -4.16%         2.53%
Putnam VT Income - Class IB                                                   -0.22%      2.79%         3.69%
Putnam VT International Equity - Class IB                                     -25.21%    -0.44%         1.70%
Putnam VT Investors - Class IB                                                -31.28%      N/A         -9.87%
Putnam VT Money Market - Class IB                                             -6.77%      1.22%         1.33%
Putnam VT New Opportunities - Class IB                                        -37.77%    -8.14%         2.81%
Putnam VT New Value - Class IB                                                -23.19%    -0.28%         2.07%
Putnam VT Research - Class IB                                                 -29.65%      N/A         -4.18%
Putnam VT Utilities Growth and Income - Class IB                              -31.49%    -7.32%         2.02%
Putnam VT Vista - Class IB                                                    -37.86%    -6.83%        -2.78%
Putnam VT Voyager - Class IB                                                  -33.88%    -4.04%         5.62%
Franklin Growth and Income Securities - Class 2                               -16.06%     2.16%         7.96%
Franklin Small Cap Value Securities - Class 2                                 -16.99%      N/A         -2.60%
Mutual Shares Securities - Class II                                           -19.48%     1.06%         3.55%
Templeton Developing Markets Securities - Class 2                             -8.08%     -8.30%        -12.65%
Templeton Foreign Securities - Class 2                                        -26.08%    -4.87%         4.92%
Oppenheimer Aggressive Growth - Service Class                                 -35.36%    -4.72%         3.75%
Oppenheimer Capital Appreciation - Service Class                              -34.43%    -0.61%         7.16%
Oppenheimer Global Securities - Service Class                                 -29.81%     2.44%         8.94%
Oppenheimer High Income - Service Class                                       -10.53%    -2.98%         3.70%
Oppenheimer Main Street - Service Class                                       -26.49%    -6.14%         5.71%
Oppenheimer Main Street Small Cap - Service Class                             -23.51%      N/A         -3.74%
Oppenheimer Multiple Strategies - Service Class                               -18.28%     0.04%         5.07%
Oppenheimer Strategic Bond - Service Class                                    -1.03%      0.98%         2.70%
STI Capital Appreciation                                                      -29.34%    -1.42%         6.64%
STI Growth and Income                                                         -28.07%      N/A         -9.09%
STI International Equity                                                      -26.11%    -7.50%        -3.99%
STI Investment Grade Bond                                                     -0.69%      3.07%         3.20%
STI Mid-Cap Equity                                                            -35.76%    -5.45%         0.59%
STI Small Cap Value Equity                                                    -9.10%      0.19%        -0.44%
STI Value Income Stock                                                        -24.54%    -3.52%         3.44%
Van Kampen LIT Emerging Growth - Class II                                     -39.87%     0.23%         6.04%
Van Kampen LIT Growth and Income - Class II                                   -22.35%     2.14%         4.58%
Van Kampen UIF Active International Allocation - Class II                     -25.51%      N/A         -14.35%
Van Kampen UIF Emerging Markets Debt - Class II                                0.69%      1.12%         0.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.92%      1.14%         3.49%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.53%      N/A         -2.14%
Putnam VT Global Asset Allocation - Class IB                                  -20.22%    -3.52%         3.76%
Putnam VT Growth and Income - Class IB                                        -26.54%    -3.68%         5.63%
Putnam VT Health Sciences - Class IB                                          -27.87%      N/A         -4.31%
Putnam VT High Yield - Class IB                                               -8.69%     -4.21%         2.47%
Putnam VT Income - Class IB                                                   -0.27%      2.74%         3.64%
Putnam VT International Equity - Class IB                                     -25.25%    -0.49%         1.65%
Putnam VT Investors - Class IB                                                -31.32%      N/A         -9.91%
Putnam VT Money Market - Class IB                                             -6.82%      1.17%         1.28%
Putnam VT New Opportunities - Class IB                                        -37.81%    -8.19%         2.76%
Putnam VT New Value - Class IB                                                -23.23%    -0.33%         2.02%
Putnam VT Research - Class IB                                                 -29.69%      N/A         -4.23%
Putnam VT Utilities Growth and Income - Class IB                              -31.52%    -7.37%         1.97%
Putnam VT Vista - Class IB                                                    -37.89%    -6.88%        -2.83%
Putnam VT Voyager - Class IB                                                  -33.91%    -4.09%         5.57%
Franklin Growth and Income Securities - Class 2                               -16.11%     2.11%         7.91%
Franklin Small Cap Value Securities - Class 2                                 -17.03%      N/A         -2.65%
Mutual Shares Securities - Class II                                           -19.53%     1.01%         3.50%
Templeton Developing Markets Securities - Class 2                             -8.13%     -8.35%        -12.70%
Templeton Foreign Securities - Class 2                                        -26.12%    -4.92%         4.87%
Oppenheimer Aggressive Growth - Service Class                                 -35.39%    -4.77%         3.69%
Oppenheimer Capital Appreciation - Service Class                              -34.46%    -0.66%         7.11%
Oppenheimer Global Securities - Service Class                                 -29.85%     2.38%         8.88%
Oppenheimer High Income - Service Class                                       -10.58%    -3.03%         3.65%
Oppenheimer Main Street - Service Class                                       -26.53%    -6.19%         5.66%
Oppenheimer Main Street Small Cap - Service Class                             -23.55%      N/A         -3.79%
Oppenheimer Multiple Strategies - Service Class                               -18.32%    -0.01%         5.01%
Oppenheimer Strategic Bond - Service Class                                    -1.08%      0.93%         2.65%
STI Capital Appreciation                                                      -29.38%    -1.47%         6.59%
STI Growth and Income                                                         -28.11%      N/A         -9.14%
STI International Equity                                                      -26.15%    -7.55%        -4.04%
STI Investment Grade Bond                                                     -0.75%      3.02%         3.15%
STI Mid-Cap Equity                                                            -35.79%    -5.50%         0.54%
STI Small Cap Value Equity                                                    -9.15%      0.14%        -0.50%
STI Value Income Stock                                                        -24.58%    -3.57%         3.39%
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     0.18%         5.98%
Van Kampen LIT Growth and Income - Class II                                   -22.39%     2.09%         4.53%
Van Kampen UIF Active International Allocation - Class II                     -25.55%      N/A         -14.39%
Van Kampen UIF Emerging Markets Debt - Class II                                0.63%      1.07%         0.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.97%      1.09%         3.44%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.62%      N/A         -2.24%
Putnam VT Global Asset Allocation - Class IB                                  -20.30%    -3.62%         3.65%
Putnam VT Growth and Income - Class IB                                        -26.62%    -3.78%         5.52%
Putnam VT Health Sciences - Class IB                                          -27.94%      N/A         -4.41%
Putnam VT High Yield - Class IB                                               -8.79%     -4.30%         2.37%
Putnam VT Income - Class IB                                                   -0.38%      2.63%         3.54%
Putnam VT International Equity - Class IB                                     -25.33%    -0.59%         1.54%
Putnam VT Investors - Class IB                                                -31.39%      N/A         -10.00%
Putnam VT Money Market - Class IB                                             -6.92%      1.07%         1.17%
Putnam VT New Opportunities - Class IB                                        -37.88%    -8.28%         2.65%
Putnam VT New Value - Class IB                                                -23.32%    -0.43%         1.91%
Putnam VT Research - Class IB                                                 -29.76%      N/A         -4.33%
Putnam VT Utilities Growth and Income - Class IB                              -31.60%    -7.46%         1.87%
Putnam VT Vista - Class IB                                                    -37.96%    -6.97%        -2.93%
Putnam VT Voyager - Class IB                                                  -33.99%    -4.18%         5.46%
Franklin Growth and Income Securities - Class 2                               -16.19%     2.00%         7.80%
Franklin Small Cap Value Securities - Class 2                                 -17.12%      N/A         -2.75%
Mutual Shares Securities - Class II                                           -19.61%     0.90%         3.40%
Templeton Developing Markets Securities - Class 2                             -8.22%     -8.44%        -12.79%
Templeton Foreign Securities - Class 2                                        -26.20%    -5.02%         4.76%
Oppenheimer Aggressive Growth - Service Class                                 -35.46%    -4.87%         3.59%
Oppenheimer Capital Appreciation - Service Class                              -34.53%    -0.76%         7.00%
Oppenheimer Global Securities - Service Class                                 -29.92%     2.28%         8.77%
Oppenheimer High Income - Service Class                                       -10.68%    -3.13%         3.55%
Oppenheimer Main Street - Service Class                                       -26.61%    -6.28%         5.55%
Oppenheimer Main Street Small Cap - Service Class                             -23.63%      N/A         -3.89%
Oppenheimer Multiple Strategies - Service Class                               -18.41%    -0.11%         4.91%
Oppenheimer Strategic Bond - Service Class                                    -1.18%      0.83%         2.54%
STI Capital Appreciation                                                      -29.45%    -1.57%         6.48%
STI Growth and Income                                                         -28.19%      N/A         -9.23%
STI International Equity                                                      -26.23%    -7.64%        -4.13%
STI Investment Grade Bond                                                     -0.85%      2.91%         3.05%
STI Mid-Cap Equity                                                            -35.86%    -5.60%         0.44%
STI Small Cap Value Equity                                                    -9.25%      0.03%        -0.60%
STI Value Income Stock                                                        -24.66%    -3.67%         3.28%
Van Kampen LIT Emerging Growth - Class II                                     -39.97%     0.08%         5.88%
Van Kampen LIT Growth and Income - Class II                                   -22.47%     1.98%         4.42%
Van Kampen UIF Active International Allocation - Class II                     -25.63%      N/A         -14.48%
Van Kampen UIF Emerging Markets Debt - Class II                                0.53%      0.97%         0.63%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.06%      0.99%         3.34%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.66%      N/A         -2.29%
Putnam VT Global Asset Allocation - Class IB                                  -20.35%    -3.67%         3.60%
Putnam VT Growth and Income - Class IB                                        -26.66%    -3.83%         5.47%
Putnam VT Health Sciences - Class IB                                          -27.98%      N/A         -4.46%
Putnam VT High Yield - Class IB                                               -8.84%     -4.35%         2.32%
Putnam VT Income - Class IB                                                   -0.43%      2.58%         3.48%
Putnam VT International Equity - Class IB                                     -25.37%    -0.64%         1.49%
Putnam VT Investors - Class IB                                                -31.43%      N/A         -10.05%
Putnam VT Money Market - Class IB                                             -6.96%      1.02%         1.12%
Putnam VT New Opportunities - Class IB                                        -37.91%    -8.33%         2.60%
Putnam VT New Value - Class IB                                                -23.36%    -0.48%         1.86%
Putnam VT Research - Class IB                                                 -29.80%      N/A         -4.38%
Putnam VT Utilities Growth and Income - Class IB                              -31.64%    -7.51%         1.82%
Putnam VT Vista - Class IB                                                    -37.99%    -7.02%        -2.98%
Putnam VT Voyager - Class IB                                                  -34.02%    -4.23%         5.40%
Franklin Growth and Income Securities - Class 2                               -16.24%     1.95%         7.74%
Franklin Small Cap Value Securities - Class 2                                 -17.17%      N/A         -2.80%
Mutual Shares Securities - Class II                                           -19.66%     0.85%         3.34%
Templeton Developing Markets Securities - Class 2                             -8.27%     -8.49%        -12.84%
Templeton Foreign Securities - Class 2                                        -26.24%    -5.07%         4.71%
Oppenheimer Aggressive Growth - Service Class                                 -35.50%    -4.91%         3.54%
Oppenheimer Capital Appreciation - Service Class                              -34.57%    -0.81%         6.95%
Oppenheimer Global Securities - Service Class                                 -29.96%     2.23%         8.72%
Oppenheimer High Income - Service Class                                       -10.72%    -3.18%         3.49%
Oppenheimer Main Street - Service Class                                       -26.65%    -6.33%         5.50%
Oppenheimer Main Street Small Cap - Service Class                             -23.67%      N/A         -3.94%
Oppenheimer Multiple Strategies - Service Class                               -18.46%    -0.16%         4.85%
Oppenheimer Strategic Bond - Service Class                                    -1.24%      0.78%         2.49%
STI Capital Appreciation                                                      -29.49%    -1.62%         6.43%
STI Growth and Income                                                         -28.23%      N/A         -9.28%
STI International Equity                                                      -26.27%    -7.69%        -4.18%
STI Investment Grade Bond                                                     -0.90%      2.86%         2.99%
STI Mid-Cap Equity                                                            -35.90%    -5.64%         0.39%
STI Small Cap Value Equity                                                    -9.30%     -0.02%        -0.65%
STI Value Income Stock                                                        -24.71%    -3.72%         3.23%
Van Kampen LIT Emerging Growth - Class II                                     -40.00%     0.03%         5.82%
Van Kampen LIT Growth and Income - Class II                                   -22.51%     1.93%         4.37%
Van Kampen UIF Active International Allocation - Class II                     -25.67%      N/A         -14.52%
Van Kampen UIF Emerging Markets Debt - Class II                                0.48%      0.92%         0.57%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.11%      0.94%         3.28%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.80%      N/A         -2.44%
Putnam VT Global Asset Allocation - Class IB                                  -20.48%    -3.82%         3.44%
Putnam VT Growth and Income - Class IB                                        -26.78%    -3.98%         5.31%
Putnam VT Health Sciences - Class IB                                          -28.10%      N/A         -4.60%
Putnam VT High Yield - Class IB                                               -8.98%     -4.50%         2.16%
Putnam VT Income - Class IB                                                   -0.59%      2.42%         3.32%
Putnam VT International Equity - Class IB                                     -25.49%    -0.79%         1.34%
Putnam VT Investors - Class IB                                                -31.54%      N/A         -10.19%
Putnam VT Money Market - Class IB                                             -7.11%      0.86%         0.97%
Putnam VT New Opportunities - Class IB                                        -38.01%    -8.47%         2.44%
Putnam VT New Value - Class IB                                                -23.48%    -0.63%         1.71%
Putnam VT Research - Class IB                                                 -29.91%      N/A         -4.52%
Putnam VT Utilities Growth and Income - Class IB                              -31.75%    -7.65%         1.66%
Putnam VT Vista - Class IB                                                    -38.10%    -7.16%        -3.13%
Putnam VT Voyager - Class IB                                                  -34.13%    -4.38%         5.24%
Franklin Growth and Income Securities - Class 2                               -16.37%     1.80%         7.58%
Franklin Small Cap Value Securities - Class 2                                 -17.30%      N/A         -2.95%
Mutual Shares Securities - Class II                                           -19.78%     0.70%         3.19%
Templeton Developing Markets Securities - Class 2                             -8.42%     -8.63%        -12.98%
Templeton Foreign Securities - Class 2                                        -26.36%    -5.21%         4.55%
Oppenheimer Aggressive Growth - Service Class                                 -35.60%    -5.06%         3.38%
Oppenheimer Capital Appreciation - Service Class                              -34.68%    -0.96%         6.78%
Oppenheimer Global Securities - Service Class                                 -30.08%     2.07%         8.55%
Oppenheimer High Income - Service Class                                       -10.87%    -3.33%         3.33%
Oppenheimer Main Street - Service Class                                       -26.77%    -6.47%         5.34%
Oppenheimer Main Street Small Cap - Service Class                             -23.80%      N/A         -4.08%
Oppenheimer Multiple Strategies - Service Class                               -18.59%    -0.31%         4.69%
Oppenheimer Strategic Bond - Service Class                                    -1.39%      0.62%         2.33%
STI Capital Appreciation                                                      -29.60%    -1.77%         6.27%
STI Growth and Income                                                         -28.34%      N/A         -9.42%
STI International Equity                                                      -26.39%    -7.83%        -4.33%
STI Investment Grade Bond                                                     -1.06%      2.70%         2.84%
STI Mid-Cap Equity                                                            -36.00%    -5.79%         0.23%
STI Small Cap Value Equity                                                    -9.44%     -0.17%        -0.80%
STI Value Income Stock                                                        -24.83%    -3.86%         3.07%
Van Kampen LIT Emerging Growth - Class II                                     -40.10%    -0.13%         5.66%
Van Kampen LIT Growth and Income - Class II                                   -22.64%     1.78%         4.21%
Van Kampen UIF Active International Allocation - Class II                     -25.79%      N/A         -14.66%
Van Kampen UIF Emerging Markets Debt - Class II                                0.32%      0.76%         0.42%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.25%      0.78%         3.13%



                                   APPENDIX D

                 ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR
                            WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 7% that declines to zero after five years (not shown for adjusted historical total returns method 1), an annual contract maintenance charge of $30 (not shown for adjusted historical total returns method 1), and total Variable Account annual expenses of:


-    1.59% (without any optional benefit riders), or

-    1.79% with the MAV Death Benefit Option, or

- 1.84% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

-    1.89% with the Enhanced Beneficiary Protection (Annual Increase) Option, or

-    1.99% with the Earnings Protection Death Benefit Option, or

- 2.04% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.09% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.14% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
     Date), or

- 2.19% with the MAV Death Benefit Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.29% with the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.34% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.49% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.40% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.55% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.

Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2002. The following Variable Sub-Accounts commenced operations on May 1, 2003: Putnam VT The George Putnam Fund of Boston, Putnam VT Investors, Van Kampen UIF Active International Allocation, Van Kampen UIF Emerging Markets Debt, Van Kampen UIF Small Company Growth and Van Kampen UIF U.S. Real Estate. The following Variable Sub-Accounts commenced operations on October 1, 2001: Oppenheimer Main Street Small Cap, Putnam VT High Yield and Van Kampen LIT Growth and Income. The following Variable Sub-Account commenced operations on May 17, 2001: Van Kampen LIT Emerging Growth. The following Variable Sub-Accounts commenced operations on January 31, 2000: Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.


(Without any optional benefits)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.43%     N/A          -8.82%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.46%      N/A          -1.83%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.14%     N/A         -18.61%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -32.86%     N/A         -25.49%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.42%     N/A          -5.19%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -38.89%     N/A         -36.00%
Van Kampen LIT Growth and Income - Class II                                   -21.25%     N/A         -12.04%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.59%     N/A          -9.02%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.65%      N/A          -2.04%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.30%     N/A         -18.78%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.00%     N/A         -25.66%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.59%     N/A          -5.39%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.02%     N/A         -36.14%
Van Kampen LIT Growth and Income - Class II                                   -21.42%     N/A         -12.23%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.63%     N/A          -9.06%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.70%      N/A          -2.09%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.34%     N/A         -18.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.04%     N/A         -25.70%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.63%     N/A          -5.44%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.05%     N/A         -36.17%
Van Kampen LIT Growth and Income - Class II                                   -21.46%     N/A         -12.27%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.67%     N/A          -9.11%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.75%      N/A          -2.14%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.38%     N/A         -18.87%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.08%     N/A         -25.74%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.67%     N/A          -5.49%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.08%     N/A         -36.21%
Van Kampen LIT Growth and Income - Class II                                   -21.51%     N/A         -12.32%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.75%     N/A          -9.21%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.85%      N/A          -2.24%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.46%     N/A         -18.96%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.15%     N/A         -25.82%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.75%     N/A          -5.59%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.15%     N/A         -36.28%
Van Kampen LIT Growth and Income - Class II                                   -21.59%     N/A         -12.41%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.79%     N/A          -9.26%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.90%      N/A          -2.30%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.50%     N/A         -19.00%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.18%     N/A         -25.86%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.79%     N/A          -5.64%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.18%     N/A         -36.32%
Van Kampen LIT Growth and Income - Class II                                   -21.63%     N/A         -12.46%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.83%     N/A          -9.30%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.95%      N/A          -2.35%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.54%     N/A         -19.05%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.22%     N/A         -25.90%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.84%     N/A          -5.69%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.22%     N/A         -36.35%
Van Kampen LIT Growth and Income - Class II                                   -21.67%     N/A         -12.51%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.87%     N/A          -9.35%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.99%      N/A          -2.40%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.58%     N/A         -19.09%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.26%     N/A         -25.94%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.88%     N/A          -5.74%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.25%     N/A         -36.39%
Van Kampen LIT Growth and Income - Class II                                   -21.71%     N/A         -12.55%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.91%     N/A          -9.40%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.04%      N/A          -2.45%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.62%     N/A         -19.13%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.29%     N/A         -25.98%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.92%     N/A          -5.79%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.28%     N/A         -36.42%
Van Kampen LIT Growth and Income - Class II                                   -21.76%     N/A         -12.60%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.99%     N/A          -9.50%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.14%      N/A          -2.55%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.70%     N/A         -19.22%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.36%     N/A         -26.06%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.00%     N/A          -5.89%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     N/A         -36.49%
Van Kampen LIT Growth and Income - Class II                                   -21.84%     N/A         -12.69%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.03%     N/A          -9.54%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.19%      N/A          -2.60%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.74%     N/A         -19.27%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.40%     N/A         -26.11%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.04%     N/A          -5.94%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.38%     N/A         -36.53%
Van Kampen LIT Growth and Income - Class II                                   -21.88%     N/A         -12.74%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.15%     N/A          -9.69%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.33%      N/A          -2.76%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.86%     N/A         -19.40%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.51%     N/A         -26.23%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.04%     N/A          -5.94%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     N/A         -36.63%
Van Kampen LIT Growth and Income - Class II                                   -22.01%     N/A         -12.88%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.83%     N/A          -9.24%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -7.86%      N/A          -2.47%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.54%     N/A         -19.11%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.26%     N/A         -26.04%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.82%     N/A          -5.79%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.29%     N/A         -36.54%
Van Kampen LIT Growth and Income - Class II                                   -21.65%     N/A         -12.65%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.99%     N/A          -9.43%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.05%      N/A          -2.67%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.70%     N/A         -19.29%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.40%     N/A         -26.21%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.99%     N/A          -5.99%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.42%     N/A         -36.68%
Van Kampen LIT Growth and Income - Class II                                   -21.82%     N/A         -12.83%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.03%     N/A          -9.48%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.10%      N/A          -2.73%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.74%     N/A         -19.33%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.44%     N/A         -26.25%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.03%     N/A          -6.04%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.45%     N/A         -36.72%
Van Kampen LIT Growth and Income - Class II                                   -21.86%     N/A         -12.88%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option  and
Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.07%     N/A          -9.53%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.15%      N/A          -2.78%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.78%     N/A         -19.37%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.48%     N/A         -26.29%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.07%     N/A          -6.09%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     N/A         -36.75%
Van Kampen LIT Growth and Income - Class II                                   -21.91%     N/A         -12.93%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.15%     N/A          -9.63%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.25%      N/A          -2.88%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.86%     N/A         -19.46%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.55%     N/A         -26.37%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.15%     N/A          -6.19%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     N/A         -36.82%
Van Kampen LIT Growth and Income - Class II                                   -21.99%     N/A         -13.02%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.19%     N/A          -9.67%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.30%      N/A          -2.93%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.90%     N/A         -19.51%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.58%     N/A         -26.42%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.19%     N/A          -6.24%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.58%     N/A         -36.86%
Van Kampen LIT Growth and Income - Class II                                   -22.03%     N/A         -13.07%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.23%     N/A          -9.72%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.35%      N/A          -2.98%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.94%     N/A         -19.55%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.62%     N/A         -26.46%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.24%     N/A          -6.29%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.62%     N/A         -36.89%
Van Kampen LIT Growth and Income - Class II                                   -22.07%     N/A         -13.11%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.27%     N/A          -9.77%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.39%      N/A          -3.03%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.98%     N/A         -19.59%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.66%     N/A         -26.50%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.28%     N/A          -6.34%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.65%     N/A         -36.93%
Van Kampen LIT Growth and Income - Class II                                   -22.11%     N/A         -13.16%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.31%     N/A          -9.82%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.44%      N/A          -3.08%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.02%     N/A         -19.64%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.69%     N/A         -26.54%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.32%     N/A          -6.39%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.68%     N/A         -36.96%
Van Kampen LIT Growth and Income - Class II                                   -22.16%     N/A         -13.21%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.39%     N/A          -9.92%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.54%      N/A          -3.19%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.10%     N/A         -19.73%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.76%     N/A         -26.62%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.40%     N/A          -6.48%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.75%     N/A         -37.04%
Van Kampen LIT Growth and Income - Class II                                   -22.24%     N/A         -13.30%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.43%     N/A          -9.96%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.59%      N/A          -3.24%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.14%     N/A         -19.77%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.80%     N/A         -26.66%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.44%     N/A          -6.53%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.78%     N/A         -37.07%
Van Kampen LIT Growth and Income - Class II                                   -22.28%     N/A         -13.35%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.55%     N/A         -10.11%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.73%      N/A          -3.39%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.26%     N/A         -19.90%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.91%     N/A         -26.79%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.57%     N/A          -6.68%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.88%     N/A         -37.18%
Van Kampen LIT Growth and Income - Class II                                   -22.41%     N/A         -13.48%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -25.98%     N/A          -9.40%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.01%      N/A          -2.71%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.69%     N/A         -19.30%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.41%     N/A         -26.25%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -22.97%     N/A          -6.01%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.44%     N/A         -36.74%
Van Kampen LIT Growth and Income - Class II                                   -21.80%     N/A         -12.88%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.14%     N/A          -9.59%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.20%      N/A          -2.91%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.85%     N/A         -19.48%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.55%     N/A         -26.42%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.14%     N/A          -6.21%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.57%     N/A         -36.89%
Van Kampen LIT Growth and Income - Class II                                   -21.97%     N/A         -13.06%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.18%     N/A          -9.64%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.25%      N/A          -2.96%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.89%     N/A         -19.52%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.59%     N/A         -26.46%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.18%     N/A          -6.26%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.60%     N/A         -36.92%
Van Kampen LIT Growth and Income - Class II                                   -22.01%     N/A         -13.11%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced  Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.22%     N/A          -9.69%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.30%      N/A          -3.02%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -24.93%     N/A         -19.56%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.63%     N/A         -26.50%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.22%     N/A          -6.31%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.63%     N/A         -36.96%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     N/A         -13.16%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.30%     N/A          -9.78%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.40%      N/A          -3.12%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.01%     N/A         -19.65%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.70%     N/A         -26.58%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.30%     N/A          -6.41%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     N/A         -37.03%
Van Kampen LIT Growth and Income - Class II                                   -22.14%     N/A         -13.25%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.34%     N/A          -9.83%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.45%      N/A          -3.17%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.05%     N/A         -19.70%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.73%     N/A         -26.63%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.34%     N/A          -6.46%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.73%     N/A         -37.06%
Van Kampen LIT Growth and Income - Class II                                   -22.18%     N/A         -13.30%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.38%     N/A          -9.88%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.50%      N/A          -3.22%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.09%     N/A         -19.74%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.77%     N/A         -26.67%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.39%     N/A          -6.51%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.77%     N/A         -37.10%
Van Kampen LIT Growth and Income - Class II                                   -22.22%     N/A         -13.34%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.42%     N/A          -9.93%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.54%      N/A          -3.27%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.13%     N/A         -19.78%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.81%     N/A         -26.71%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.43%     N/A          -6.56%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     N/A         -37.13%
Van Kampen LIT Growth and Income - Class II                                   -22.26%     N/A         -13.39%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.46%     N/A          -9.98%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.59%      N/A          -3.32%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.17%     N/A         -19.83%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.84%     N/A         -26.75%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.47%     N/A          -6.61%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.83%     N/A         -37.17%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     N/A         -13.43%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.54%     N/A         -10.07%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.69%      N/A          -3.43%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.25%     N/A         -19.92%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.91%     N/A         -26.83%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.55%     N/A          -6.71%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     N/A         -37.24%
Van Kampen LIT Growth and Income - Class II                                   -22.39%     N/A         -13.53%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.58%     N/A         -10.12%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.74%      N/A          -3.48%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.29%     N/A         -19.96%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -33.95%     N/A         -26.87%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.59%     N/A          -6.76%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -39.93%     N/A         -37.28%
Van Kampen LIT Growth and Income - Class II                                   -22.43%     N/A         -13.57%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                  10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                           N/A       N/A           N/A
Putnam VT Global Asset Allocation - Class IB                                    N/A       N/A           N/A
Putnam VT Growth and Income - Class IB                                        -26.70%     N/A         -10.27%
Putnam VT Health Sciences - Class IB                                            N/A       N/A           N/A
Putnam VT High Yield - Class IB                                               -8.88%      N/A          -3.63%
Putnam VT Income - Class IB                                                     N/A       N/A           N/A
Putnam VT International Equity - Class IB                                     -25.41%     N/A         -20.09%
Putnam VT Investors - Class IB                                                  N/A       N/A           N/A
Putnam VT Money Market - Class IB                                               N/A       N/A           N/A
Putnam VT New Opportunities - Class IB                                          N/A       N/A           N/A
Putnam VT New Value - Class IB                                                  N/A       N/A           N/A
Putnam VT Research - Class IB                                                   N/A       N/A           N/A
Putnam VT Utilities Growth and Income - Class IB                                N/A       N/A           N/A
Putnam VT Vista - Class IB                                                      N/A       N/A           N/A
Putnam VT Voyager - Class IB                                                  -34.06%     N/A         -27.00%
Franklin Growth and Income Securities - Class 2                                 N/A       N/A           N/A
Franklin Small Cap Value Securities - Class 2                                   N/A       N/A           N/A
Mutual Shares Securities - Class II                                             N/A       N/A           N/A
Templeton Developing Markets Securities - Class 2                               N/A       N/A           N/A
Templeton Foreign Securities - Class 2                                          N/A       N/A           N/A
Oppenheimer Aggressive Growth - Service Class                                   N/A       N/A           N/A
Oppenheimer Capital Appreciation - Service Class                                N/A       N/A           N/A
Oppenheimer Global Securities - Service Class                                   N/A       N/A           N/A
Oppenheimer High Income - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street - Service Class                                         N/A       N/A           N/A
Oppenheimer Main Street Small Cap - Service Class                             -23.72%     N/A          -6.91%
Oppenheimer Multiple Strategies - Service Class                                 N/A       N/A           N/A
Oppenheimer Strategic Bond - Service Class                                      N/A       N/A           N/A
STI Capital Appreciation                                                        N/A       N/A           N/A
STI Growth and Income                                                           N/A       N/A           N/A
STI International Equity                                                        N/A       N/A           N/A
STI Investment Grade Bond                                                       N/A       N/A           N/A
STI Mid-Cap Equity                                                              N/A       N/A           N/A
STI Small Cap Value Equity                                                      N/A       N/A           N/A
STI Value Income Stock                                                          N/A       N/A           N/A
Van Kampen LIT Emerging Growth - Class II                                     -40.03%     N/A         -37.38%
Van Kampen LIT Growth and Income - Class II                                   -22.56%     N/A         -13.71%
Van Kampen UIF Active International Allocation - Class II                       N/A       N/A           N/A
Van Kampen UIF Emerging Markets Debt - Class II                                 N/A       N/A           N/A
Van Kampen UIF Small Company Growth - Class II                                  N/A       N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                      N/A       N/A           N/A



Adjusted Historical Total Returns Method 1

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 1 for the periods ended December 31, 2002. Adjusted historical total returns using Method 1 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below do not reflect the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                            of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.19%      N/A         -0.80%
Putnam VT Global Asset Allocation - Class IB                                  -13.90%    -2.26%         4.92%
Putnam VT Growth and Income - Class IB                                        -20.27%    -2.43%         6.76%
Putnam VT Health Sciences - Class IB                                          -21.60%      N/A         -3.02%
Putnam VT High Yield - Class IB                                               -2.29%     -2.84%         3.67%
Putnam VT Income - Class IB                                                    6.18%      4.06%         4.90%
Putnam VT International Equity - Class IB                                     -18.97%     0.69%         2.82%
Putnam VT Investors - Class IB                                                -25.07%      N/A         -8.65%
Putnam VT Money Market - Class IB                                             -0.40%      2.48%         2.57%
Putnam VT New Opportunities - Class IB                                        -31.61%    -7.02%         3.86%
Putnam VT New Value - Class IB                                                -16.94%     0.95%         3.25%
Putnam VT Research - Class IB                                                 -23.43%      N/A         -2.95%
Putnam VT Utilities Growth and Income - Class IB                              -25.29%    -6.12%         3.13%
Putnam VT Vista - Class IB                                                    -31.70%    -5.71%        -1.69%
Putnam VT Voyager - Class IB                                                  -27.69%    -2.92%         6.66%
Franklin Growth and Income Securities - Class 2                               -9.76%      3.38%         9.07%
Franklin Small Cap Value Securities - Class 2                                 -10.69%      N/A         -1.20%
Mutual Shares Securities - Class II                                           -13.20%     2.29%         4.83%
Templeton Developing Markets Securities - Class 2                             -1.72%     -6.96%        -11.03%
Templeton Foreign Securities - Class 2                                        -19.85%    -3.68%         5.96%
Oppenheimer Aggressive Growth - Service Class                                 -29.18%    -3.60%         4.80%
Oppenheimer Capital Appreciation - Service Class                              -28.24%     0.51%         8.24%
Oppenheimer Global Securities - Service Class                                 -23.60%     3.56%         9.97%
Oppenheimer High Income - Service Class                                       -4.19%     -1.70%         4.83%
Oppenheimer Main Street - Service Class                                       -20.26%    -4.92%         6.79%
Oppenheimer Main Street Small Cap - Service Class                             -17.26%      N/A         -2.48%
Oppenheimer Multiple Strategies - Service Class                               -11.99%     1.27%         6.19%
Oppenheimer Strategic Bond - Service Class                                     5.37%      2.26%         3.94%
STI Capital Appreciation                                                      -23.12%    -0.26%         7.78%
STI Growth and Income                                                         -21.85%      N/A         -7.88%
STI International Equity                                                      -19.87%    -6.28%        -2.73%
STI Investment Grade Bond                                                      5.71%      4.33%         4.51%
STI Mid-Cap Equity                                                            -29.58%    -4.25%         1.78%
STI Small Cap Value Equity                                                    -2.76%      1.53%         1.00%
STI Value Income Stock                                                        -18.30%    -2.29%         4.62%
Van Kampen LIT Emerging Growth - Class II                                     -33.72%     1.28%         7.11%
Van Kampen LIT Growth and Income - Class II                                   -16.09%     3.31%         5.83%
Van Kampen UIF Active International Allocation - Class II                     -19.27%      N/A         -13.01%
Van Kampen UIF Emerging Markets Debt - Class II                                7.10%      2.49%         2.19%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.57%      2.45%         4.76%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.36%      N/A         -0.99%
Putnam VT Global Asset Allocation - Class IB                                  -14.07%    -2.46%         4.71%
Putnam VT Growth and Income - Class IB                                        -20.43%    -2.63%         6.55%
Putnam VT Health Sciences - Class IB                                          -21.76%      N/A         -3.22%
Putnam VT High Yield - Class IB                                               -2.49%     -3.04%         3.47%
Putnam VT Income - Class IB                                                    5.97%      3.85%         4.69%
Putnam VT International Equity - Class IB                                     -19.13%     0.49%         2.61%
Putnam VT Investors - Class IB                                                -25.22%      N/A         -8.83%
Putnam VT Money Market - Class IB                                             -0.60%      2.28%         2.37%
Putnam VT New Opportunities - Class IB                                        -31.75%    -7.21%         3.65%
Putnam VT New Value - Class IB                                                -17.10%     0.75%         3.05%
Putnam VT Research - Class IB                                                 -23.59%      N/A         -3.14%
Putnam VT Utilities Growth and Income - Class IB                              -25.44%    -6.31%         2.92%
Putnam VT Vista - Class IB                                                    -31.83%    -5.90%        -1.89%
Putnam VT Voyager - Class IB                                                  -27.84%    -3.11%         6.45%
Franklin Growth and Income Securities - Class 2                               -9.94%      3.18%         8.85%
Franklin Small Cap Value Securities - Class 2                                 -10.87%      N/A         -1.40%
Mutual Shares Securities - Class II                                           -13.38%     2.09%         4.62%
Templeton Developing Markets Securities - Class 2                             -1.92%     -7.14%        -11.21%
Templeton Foreign Securities - Class 2                                        -20.01%    -3.87%         5.75%
Oppenheimer Aggressive Growth - Service Class                                 -29.32%    -3.80%         4.59%
Oppenheimer Capital Appreciation - Service Class                              -28.39%     0.31%         8.02%
Oppenheimer Global Securities - Service Class                                 -23.75%     3.36%         9.75%
Oppenheimer High Income - Service Class                                       -4.39%     -1.90%         4.62%
Oppenheimer Main Street - Service Class                                       -20.42%    -5.11%         6.58%
Oppenheimer Main Street Small Cap - Service Class                             -17.42%      N/A         -2.68%
Oppenheimer Multiple Strategies - Service Class                               -12.17%     1.06%         5.98%
Oppenheimer Strategic Bond - Service Class                                     5.16%      2.06%         3.74%
STI Capital Appreciation                                                      -23.27%    -0.46%         7.56%
STI Growth and Income                                                         -22.00%      N/A         -8.06%
STI International Equity                                                      -20.03%    -6.47%        -2.92%
STI Investment Grade Bond                                                      5.50%      4.12%         4.30%
STI Mid-Cap Equity                                                            -29.72%    -4.44%         1.58%
STI Small Cap Value Equity                                                    -2.95%      1.32%         0.80%
STI Value Income Stock                                                        -18.46%    -2.48%         4.41%
Van Kampen LIT Emerging Growth - Class II                                     -33.85%     1.08%         6.90%
Van Kampen LIT Growth and Income - Class II                                   -16.25%     3.10%         5.62%
Van Kampen UIF Active International Allocation - Class II                     -19.43%      N/A         -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                6.88%      2.28%         1.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.76%      2.25%         4.55%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.41%      N/A         -1.04%
Putnam VT Global Asset Allocation - Class IB                                  -14.12%    -2.51%         4.65%
Putnam VT Growth and Income - Class IB                                        -20.47%    -2.67%         6.49%
Putnam VT Health Sciences - Class IB                                          -21.80%      N/A         -3.26%
Putnam VT High Yield - Class IB                                               -2.54%     -3.09%         3.42%
Putnam VT Income - Class IB                                                    5.92%      3.80%         4.63%
Putnam VT International Equity - Class IB                                     -19.17%     0.44%         2.56%
Putnam VT Investors - Class IB                                                -25.26%      N/A         -8.88%
Putnam VT Money Market - Class IB                                             -0.65%      2.22%         2.32%
Putnam VT New Opportunities - Class IB                                        -31.78%    -7.25%         3.60%
Putnam VT New Value - Class IB                                                -17.14%     0.70%         3.00%
Putnam VT Research - Class IB                                                 -23.62%      N/A         -3.19%
Putnam VT Utilities Growth and Income - Class IB                              -25.47%    -6.35%         2.87%
Putnam VT Vista - Class IB                                                    -31.87%    -5.94%        -1.94%
Putnam VT Voyager - Class IB                                                  -27.87%    -3.16%         6.40%
Franklin Growth and Income Securities - Class 2                               -9.98%      3.13%         8.80%
Franklin Small Cap Value Securities - Class 2                                 -10.92%      N/A         -1.45%
Mutual Shares Securities - Class II                                           -13.42%     2.04%         4.57%
Templeton Developing Markets Securities - Class 2                             -1.97%     -7.19%        -11.25%
Templeton Foreign Securities - Class 2                                        -20.05%    -3.92%         5.69%
Oppenheimer Aggressive Growth - Service Class                                 -29.36%    -3.84%         4.54%
Oppenheimer Capital Appreciation - Service Class                              -28.42%     0.26%         7.97%
Oppenheimer Global Securities - Service Class                                 -23.79%     3.31%         9.69%
Oppenheimer High Income - Service Class                                       -4.43%     -1.95%         4.56%
Oppenheimer Main Street - Service Class                                       -20.46%    -5.16%         6.52%
Oppenheimer Main Street Small Cap - Service Class                             -17.46%      N/A         -2.72%
Oppenheimer Multiple Strategies - Service Class                               -12.21%     1.01%         5.93%
Oppenheimer Strategic Bond - Service Class                                     5.11%      2.01%         3.68%
STI Capital Appreciation                                                      -23.31%    -0.51%         7.51%
STI Growth and Income                                                         -22.04%      N/A         -8.11%
STI International Equity                                                      -20.07%    -6.51%        -2.97%
STI Investment Grade Bond                                                      5.44%      4.07%         4.25%
STI Mid-Cap Equity                                                            -29.76%    -4.49%         1.53%
STI Small Cap Value Equity                                                    -3.00%      1.27%         0.75%
STI Value Income Stock                                                        -18.50%    -2.53%         4.36%
Van Kampen LIT Emerging Growth - Class II                                     -33.88%     1.03%         6.85%
Van Kampen LIT Growth and Income - Class II                                   -16.30%     3.05%         5.57%
Van Kampen UIF Active International Allocation - Class II                     -19.47%      N/A         -13.23%
Van Kampen UIF Emerging Markets Debt - Class II                                6.83%      2.23%         1.94%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.81%      2.20%         4.50%





(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.45%      N/A         -1.09%
Putnam VT Global Asset Allocation - Class IB                                  -14.16%    -2.56%         4.60%
Putnam VT Growth and Income - Class IB                                        -20.51%    -2.72%         6.44%
Putnam VT Health Sciences - Class IB                                          -21.84%      N/A         -3.31%
Putnam VT High Yield - Class IB                                               -2.58%     -3.13%         3.36%
Putnam VT Income - Class IB                                                    5.87%      3.74%         4.58%
Putnam VT International Equity - Class IB                                     -19.21%     0.39%         2.51%
Putnam VT Investors - Class IB                                                -25.30%      N/A         -8.92%
Putnam VT Money Market - Class IB                                             -0.70%      2.17%         2.27%
Putnam VT New Opportunities - Class IB                                        -31.82%    -7.30%         3.54%
Putnam VT New Value - Class IB                                                -17.19%     0.65%         2.95%
Putnam VT Research - Class IB                                                 -23.66%      N/A         -3.24%
Putnam VT Utilities Growth and Income - Class IB                              -25.51%    -6.40%         2.82%
Putnam VT Vista - Class IB                                                    -31.90%    -5.99%        -1.99%
Putnam VT Voyager - Class IB                                                  -27.91%    -3.21%         6.34%
Franklin Growth and Income Securities - Class 2                               -10.03%     3.07%         8.74%
Franklin Small Cap Value Securities - Class 2                                 -10.96%      N/A         -1.50%
Mutual Shares Securities - Class II                                           -13.46%     1.98%         4.51%
Templeton Developing Markets Securities - Class 2                             -2.02%     -7.24%        -11.30%
Templeton Foreign Securities - Class 2                                        -20.09%    -3.97%         5.64%
Oppenheimer Aggressive Growth - Service Class                                 -29.39%    -3.89%         4.49%
Oppenheimer Capital Appreciation - Service Class                              -28.46%     0.21%         7.91%
Oppenheimer Global Securities - Service Class                                 -23.83%     3.25%         9.64%
Oppenheimer High Income - Service Class                                       -4.48%     -2.00%         4.51%
Oppenheimer Main Street - Service Class                                       -20.50%    -5.20%         6.47%
Oppenheimer Main Street Small Cap - Service Class                             -17.50%      N/A         -2.77%
Oppenheimer Multiple Strategies - Service Class                               -12.26%     0.96%         5.87%
Oppenheimer Strategic Bond - Service Class                                     5.06%      1.96%         3.63%
STI Capital Appreciation                                                      -23.35%    -0.56%         7.45%
STI Growth and Income                                                         -22.08%      N/A         -8.16%
STI International Equity                                                      -20.11%    -6.56%        -3.02%
STI Investment Grade Bond                                                      5.39%      4.02%         4.20%
STI Mid-Cap Equity                                                            -29.79%    -4.54%         1.48%
STI Small Cap Value Equity                                                    -3.05%      1.22%         0.70%
STI Value Income Stock                                                        -18.54%    -2.58%         4.31%
Van Kampen LIT Emerging Growth - Class II                                     -33.92%     0.98%         6.79%
Van Kampen LIT Growth and Income - Class II                                   -16.34%     3.00%         5.51%
Van Kampen UIF Active International Allocation - Class II                     -19.51%      N/A         -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                                6.78%      2.18%         1.89%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.86%      2.15%         4.45%





(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.54%      N/A         -1.19%
Putnam VT Global Asset Allocation - Class IB                                  -14.25%    -2.65%         4.50%
Putnam VT Growth and Income - Class IB                                        -20.59%    -2.82%         6.33%
Putnam VT Health Sciences - Class IB                                          -21.91%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.68%     -3.23%         3.26%
Putnam VT Income - Class IB                                                    5.76%      3.64%         4.48%
Putnam VT International Equity - Class IB                                     -19.29%     0.29%         2.41%
Putnam VT Investors - Class IB                                                -25.37%      N/A         -9.01%
Putnam VT Money Market - Class IB                                             -0.80%      2.07%         2.17%
Putnam VT New Opportunities - Class IB                                        -31.89%    -7.39%         3.44%
Putnam VT New Value - Class IB                                                -17.27%     0.55%         2.84%
Putnam VT Research - Class IB                                                 -23.74%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.58%    -6.49%         2.71%
Putnam VT Vista - Class IB                                                    -31.97%    -6.08%        -2.09%
Putnam VT Voyager - Class IB                                                  -27.98%    -3.31%         6.24%
Franklin Growth and Income Securities - Class 2                               -10.12%     2.97%         8.63%
Franklin Small Cap Value Securities - Class 2                                 -11.05%      N/A         -1.60%
Mutual Shares Securities - Class II                                           -13.55%     1.88%         4.41%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.33%        -11.39%
Templeton Foreign Securities - Class 2                                        -20.17%    -4.06%         5.54%
Oppenheimer Aggressive Growth - Service Class                                 -29.46%    -3.99%         4.38%
Oppenheimer Capital Appreciation - Service Class                              -28.53%     0.11%         7.80%
Oppenheimer Global Securities - Service Class                                 -23.90%     3.15%         9.53%
Oppenheimer High Income - Service Class                                       -4.58%     -2.09%         4.41%
Oppenheimer Main Street - Service Class                                       -20.58%    -5.30%         6.36%
Oppenheimer Main Street Small Cap - Service Class                             -17.59%      N/A         -2.87%
Oppenheimer Multiple Strategies - Service Class                               -12.34%     0.86%         5.77%
Oppenheimer Strategic Bond - Service Class                                     4.95%      1.85%         3.53%
STI Capital Appreciation                                                      -23.43%    -0.66%         7.35%
STI Growth and Income                                                         -22.16%      N/A         -8.25%
STI International Equity                                                      -20.19%    -6.65%        -3.11%
STI Investment Grade Bond                                                      5.28%      3.92%         4.09%
STI Mid-Cap Equity                                                            -29.86%    -4.63%         1.38%
STI Small Cap Value Equity                                                    -3.14%      1.12%         0.60%
STI Value Income Stock                                                        -18.62%    -2.68%         4.20%
Van Kampen LIT Emerging Growth - Class II                                     -33.98%     0.88%         6.69%
Van Kampen LIT Growth and Income - Class II                                   -16.42%     2.90%         5.41%
Van Kampen UIF Active International Allocation - Class II                     -19.59%      N/A         -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                                6.67%      2.08%         1.78%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.96%      2.04%         4.34%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.59%      N/A         -1.24%
Putnam VT Global Asset Allocation - Class IB                                  -14.29%    -2.70%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.63%    -2.87%         6.28%
Putnam VT Health Sciences - Class IB                                          -21.95%      N/A         -3.46%
Putnam VT High Yield - Class IB                                               -2.73%     -3.28%         3.21%
Putnam VT Income - Class IB                                                    5.71%      3.59%         4.42%
Putnam VT International Equity - Class IB                                     -19.33%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -25.41%      N/A         -9.06%
Putnam VT Money Market - Class IB                                             -0.85%      2.02%         2.11%
Putnam VT New Opportunities - Class IB                                        -31.92%    -7.44%         3.39%
Putnam VT New Value - Class IB                                                -17.31%     0.50%         2.79%
Putnam VT Research - Class IB                                                 -23.78%      N/A         -3.39%
Putnam VT Utilities Growth and Income - Class IB                              -25.62%    -6.54%         2.66%
Putnam VT Vista - Class IB                                                    -32.00%    -6.13%        -2.13%
Putnam VT Voyager - Class IB                                                  -28.02%    -3.36%         6.18%
Franklin Growth and Income Securities - Class 2                               -10.16%     2.92%         8.58%
Franklin Small Cap Value Securities - Class 2                                 -11.10%      N/A         -1.65%
Mutual Shares Securities - Class II                                           -13.59%     1.83%         4.36%
Templeton Developing Markets Securities - Class 2                             -2.16%     -7.38%        -11.43%
Templeton Foreign Securities - Class 2                                        -20.21%    -4.11%         5.48%
Oppenheimer Aggressive Growth - Service Class                                 -29.50%    -4.04%         4.33%
Oppenheimer Capital Appreciation - Service Class                              -28.57%     0.06%         7.75%
Oppenheimer Global Securities - Service Class                                 -23.94%     3.10%         9.47%
Oppenheimer High Income - Service Class                                       -4.63%     -2.14%         4.36%
Oppenheimer Main Street - Service Class                                       -20.62%    -5.35%         6.31%
Oppenheimer Main Street Small Cap - Service Class                             -17.63%      N/A         -2.92%
Oppenheimer Multiple Strategies - Service Class                               -12.39%     0.81%         5.72%
Oppenheimer Strategic Bond - Service Class                                     4.90%      1.80%         3.48%
STI Capital Appreciation                                                      -23.47%    -0.71%         7.29%
STI Growth and Income                                                         -22.20%      N/A         -8.29%
STI International Equity                                                      -20.23%    -6.70%        -3.16%
STI Investment Grade Bond                                                      5.23%      3.86%         4.04%
STI Mid-Cap Equity                                                            -29.90%    -4.68%         1.33%
STI Small Cap Value Equity                                                    -3.19%      1.07%         0.55%
STI Value Income Stock                                                        -18.66%    -2.73%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -34.02%     0.83%         6.63%
Van Kampen LIT Growth and Income - Class II                                   -16.46%     2.85%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -19.63%      N/A         -13.40%
Van Kampen UIF Emerging Markets Debt - Class II                                6.62%      2.03%         1.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.01%      1.99%         4.29%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.63%      N/A         -1.29%
Putnam VT Global Asset Allocation - Class IB                                  -14.33%    -2.75%         4.39%
Putnam VT Growth and Income - Class IB                                        -20.66%    -2.92%         6.23%
Putnam VT Health Sciences - Class IB                                          -21.99%      N/A         -3.51%
Putnam VT High Yield - Class IB                                               -2.78%     -3.33%         3.16%
Putnam VT Income - Class IB                                                    5.65%      3.54%         4.37%
Putnam VT International Equity - Class IB                                     -19.37%     0.19%         2.30%
Putnam VT Investors - Class IB                                                -25.45%      N/A         -9.10%
Putnam VT Money Market - Class IB                                             -0.90%      1.97%         2.06%
Putnam VT New Opportunities - Class IB                                        -31.95%    -7.48%         3.34%
Putnam VT New Value - Class IB                                                -17.35%     0.45%         2.74%
Putnam VT Research - Class IB                                                 -23.82%      N/A         -3.43%
Putnam VT Utilities Growth and Income - Class IB                              -25.66%    -6.59%         2.61%
Putnam VT Vista - Class IB                                                    -32.04%    -6.18%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.05%    -3.40%         6.13%
Franklin Growth and Income Securities - Class 2                               -10.21%     2.87%         8.53%
Franklin Small Cap Value Securities - Class 2                                 -11.14%      N/A         -1.70%
Mutual Shares Securities - Class II                                           -13.64%     1.78%         4.31%
Templeton Developing Markets Securities - Class 2                             -2.21%     -7.42%        -11.48%
Templeton Foreign Securities - Class 2                                        -20.25%    -4.16%         5.43%
Oppenheimer Aggressive Growth - Service Class                                 -29.53%    -4.08%         4.28%
Oppenheimer Capital Appreciation - Service Class                              -28.60%     0.01%         7.70%
Oppenheimer Global Securities - Service Class                                 -23.98%     3.05%         9.42%
Oppenheimer High Income - Service Class                                       -4.67%     -2.19%         4.30%
Oppenheimer Main Street - Service Class                                       -20.66%    -5.39%         6.26%
Oppenheimer Main Street Small Cap - Service Class                             -17.67%      N/A         -2.97%
Oppenheimer Multiple Strategies - Service Class                               -12.43%     0.76%         5.66%
Oppenheimer Strategic Bond - Service Class                                     4.85%      1.75%         3.43%
STI Capital Appreciation                                                      -23.51%    -0.76%         7.24%
STI Growth and Income                                                         -22.24%      N/A         -8.34%
STI International Equity                                                      -20.27%    -6.75%        -3.21%
STI Investment Grade Bond                                                      5.18%      3.81%         3.99%
STI Mid-Cap Equity                                                            -29.93%    -4.73%         1.28%
STI Small Cap Value Equity                                                    -3.24%      1.02%         0.50%
STI Value Income Stock                                                        -18.70%    -2.78%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -34.05%     0.77%         6.58%
Van Kampen LIT Growth and Income - Class II                                   -16.51%     2.79%         5.30%
Van Kampen UIF Active International Allocation - Class II                     -19.67%      N/A         -13.44%
Van Kampen UIF Emerging Markets Debt - Class II                                6.56%      1.98%         1.68%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.05%      1.94%         4.24%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.68%      N/A         -1.34%
Putnam VT Global Asset Allocation - Class IB                                  -14.37%    -2.80%         4.34%
Putnam VT Growth and Income - Class IB                                        -20.70%    -2.97%         6.17%
Putnam VT Health Sciences - Class IB                                          -22.03%      N/A         -3.55%
Putnam VT High Yield - Class IB                                               -2.83%     -3.38%         3.11%
Putnam VT Income - Class IB                                                    5.60%      3.49%         4.32%
Putnam VT International Equity - Class IB                                     -19.41%     0.14%         2.25%
Putnam VT Investors - Class IB                                                -25.49%      N/A         -9.15%
Putnam VT Money Market - Class IB                                             -0.95%      1.92%         2.01%
Putnam VT New Opportunities - Class IB                                        -31.99%    -7.53%         3.29%
Putnam VT New Value - Class IB                                                -17.39%     0.40%         2.69%
Putnam VT Research - Class IB                                                 -23.85%      N/A         -3.48%
Putnam VT Utilities Growth and Income - Class IB                              -25.70%    -6.63%         2.56%
Putnam VT Vista - Class IB                                                    -32.07%    -6.23%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.09%    -3.45%         6.08%
Franklin Growth and Income Securities - Class 2                               -10.25%     2.82%         8.47%
Franklin Small Cap Value Securities - Class 2                                 -11.18%      N/A         -1.75%
Mutual Shares Securities - Class II                                           -13.68%     1.73%         4.25%
Templeton Developing Markets Securities - Class 2                             -2.26%     -7.47%        -11.52%
Templeton Foreign Securities - Class 2                                        -20.29%    -4.21%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -29.57%    -4.13%         4.23%
Oppenheimer Capital Appreciation - Service Class                              -28.64%    -0.04%         7.64%
Oppenheimer Global Securities - Service Class                                 -24.02%     3.00%         9.36%
Oppenheimer High Income - Service Class                                       -4.72%     -2.24%         4.25%
Oppenheimer Main Street - Service Class                                       -20.70%    -5.44%         6.20%
Oppenheimer Main Street Small Cap - Service Class                             -17.71%      N/A         -3.02%
Oppenheimer Multiple Strategies - Service Class                               -12.48%     0.71%         5.61%
Oppenheimer Strategic Bond - Service Class                                     4.79%      1.70%         3.37%
STI Capital Appreciation                                                      -23.54%    -0.81%         7.18%
STI Growth and Income                                                         -22.28%      N/A         -8.39%
STI International Equity                                                      -20.31%    -6.79%        -3.26%
STI Investment Grade Bond                                                      5.13%      3.76%         3.94%
STI Mid-Cap Equity                                                            -29.97%    -4.77%         1.22%
STI Small Cap Value Equity                                                    -3.29%      0.97%         0.45%
STI Value Income Stock                                                        -18.74%    -2.82%         4.05%
Van Kampen LIT Emerging Growth - Class II                                     -34.08%     0.72%         6.53%
Van Kampen LIT Growth and Income - Class II                                   -16.55%     2.74%         5.25%
Van Kampen UIF Active International Allocation - Class II                     -19.71%      N/A         -13.49%
Van Kampen UIF Emerging Markets Debt - Class II                                6.51%      1.92%         1.63%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.10%      1.89%         4.19%



 (With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.72%      N/A         -1.39%
Putnam VT Global Asset Allocation - Class IB                                  -14.42%    -2.85%         4.29%
Putnam VT Growth and Income - Class IB                                        -20.74%    -3.01%         6.12%
Putnam VT Health Sciences - Class IB                                          -22.07%      N/A         -3.60%
Putnam VT High Yield - Class IB                                               -2.88%     -3.42%         3.05%
Putnam VT Income - Class IB                                                    5.55%      3.43%         4.27%
Putnam VT International Equity - Class IB                                     -19.45%     0.09%         2.20%
Putnam VT Investors - Class IB                                                -25.52%      N/A         -9.19%
Putnam VT Money Market - Class IB                                             -1.00%      1.87%         1.96%
Putnam VT New Opportunities - Class IB                                        -32.02%    -7.58%         3.23%
Putnam VT New Value - Class IB                                                -17.43%     0.35%         2.64%
Putnam VT Research - Class IB                                                 -23.89%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.73%    -6.68%         2.51%
Putnam VT Vista - Class IB                                                    -32.11%    -6.27%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.13%    -3.50%         6.02%
Franklin Growth and Income Securities - Class 2                               -10.30%     2.77%         8.42%
Franklin Small Cap Value Securities - Class 2                                 -11.23%      N/A         -1.80%
Mutual Shares Securities - Class II                                           -13.72%     1.68%         4.20%
Templeton Developing Markets Securities - Class 2                             -2.31%     -7.52%        -11.56%
Templeton Foreign Securities - Class 2                                        -20.33%    -4.26%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.60%    -4.18%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -28.67%    -0.09%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.05%     2.94%         9.31%
Oppenheimer High Income - Service Class                                       -4.77%     -2.29%         4.20%
Oppenheimer Main Street - Service Class                                       -20.74%    -5.49%         6.15%
Oppenheimer Main Street Small Cap - Service Class                             -17.75%      N/A         -3.06%
Oppenheimer Multiple Strategies - Service Class                               -12.52%     0.66%         5.56%
Oppenheimer Strategic Bond - Service Class                                     4.74%      1.65%         3.32%
STI Capital Appreciation                                                      -23.58%    -0.86%         7.13%
STI Growth and Income                                                         -22.31%      N/A         -8.43%
STI International Equity                                                      -20.35%    -6.84%        -3.31%
STI Investment Grade Bond                                                      5.07%      3.71%         3.89%
STI Mid-Cap Equity                                                            -30.00%    -4.82%         1.17%
STI Small Cap Value Equity                                                    -3.34%      0.92%         0.40%
STI Value Income Stock                                                        -18.79%    -2.87%         4.00%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     0.67%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -16.59%     2.69%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -19.75%      N/A         -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                6.46%      1.87%         1.58%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.15%      1.84%         4.13%



 (With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.81%      N/A         -1.49%
Putnam VT Global Asset Allocation - Class IB                                  -14.50%    -2.95%         4.18%
Putnam VT Growth and Income - Class IB                                        -20.82%    -3.11%         6.01%
Putnam VT Health Sciences - Class IB                                          -22.15%      N/A         -3.70%
Putnam VT High Yield - Class IB                                               -2.97%     -3.52%         2.95%
Putnam VT Income - Class IB                                                    5.44%      3.33%         4.16%
Putnam VT International Equity - Class IB                                     -19.54%    -0.01%         2.10%
Putnam VT Investors - Class IB                                                -25.60%      N/A         -9.29%
Putnam VT Money Market - Class IB                                             -1.10%      1.77%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.09%    -7.67%         3.13%
Putnam VT New Value - Class IB                                                -17.52%     0.25%         2.53%
Putnam VT Research - Class IB                                                 -23.97%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.81%    -6.77%         2.41%
Putnam VT Vista - Class IB                                                    -32.17%    -6.37%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.20%    -3.60%         5.92%
Franklin Growth and Income Securities - Class 2                               -10.39%     2.66%         8.31%
Franklin Small Cap Value Securities - Class 2                                 -11.32%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.81%     1.58%         4.10%
Templeton Developing Markets Securities - Class 2                             -2.41%     -7.61%        -11.65%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.35%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -29.67%    -4.28%         4.07%
Oppenheimer Capital Appreciation - Service Class                              -28.75%    -0.19%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.13%     2.84%         9.20%
Oppenheimer High Income - Service Class                                       -4.86%     -2.39%         4.10%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.58%         6.05%
Oppenheimer Main Street Small Cap - Service Class                             -17.83%      N/A         -3.16%
Oppenheimer Multiple Strategies - Service Class                               -12.61%     0.56%         5.45%
Oppenheimer Strategic Bond - Service Class                                     4.64%      1.55%         3.22%
STI Capital Appreciation                                                      -23.66%    -0.96%         7.02%
STI Growth and Income                                                         -22.39%      N/A         -8.52%
STI International Equity                                                      -20.43%    -6.93%        -3.40%
STI Investment Grade Bond                                                      4.97%      3.61%         3.78%
STI Mid-Cap Equity                                                            -30.07%    -4.92%         1.07%
STI Small Cap Value Equity                                                    -3.43%      0.82%         0.30%
STI Value Income Stock                                                        -18.87%    -2.97%         3.89%
Van Kampen LIT Emerging Growth - Class II                                     -34.18%     0.57%         6.37%
Van Kampen LIT Growth and Income - Class II                                   -16.67%     2.59%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.62%
Van Kampen UIF Emerging Markets Debt - Class II                                6.35%      1.77%         1.48%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.25%      1.74%         4.03%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.86%      N/A         -1.54%
Putnam VT Global Asset Allocation - Class IB                                  -14.55%    -2.99%         4.13%
Putnam VT Growth and Income - Class IB                                        -20.86%    -3.16%         5.96%
Putnam VT Health Sciences - Class IB                                          -22.19%      N/A         -3.75%
Putnam VT High Yield - Class IB                                               -3.02%     -3.57%         2.90%
Putnam VT Income - Class IB                                                    5.39%      3.28%         4.11%
Putnam VT International Equity - Class IB                                     -19.58%    -0.06%         2.05%
Putnam VT Investors - Class IB                                                -25.64%      N/A         -9.33%
Putnam VT Money Market - Class IB                                             -1.15%      1.71%         1.81%
Putnam VT New Opportunities - Class IB                                        -32.12%    -7.71%         3.08%
Putnam VT New Value - Class IB                                                -17.56%     0.20%         2.48%
Putnam VT Research - Class IB                                                 -24.01%      N/A         -3.67%
Putnam VT Utilities Growth and Income - Class IB                              -25.85%    -6.82%         2.36%
Putnam VT Vista - Class IB                                                    -32.21%    -6.41%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.23%    -3.65%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.43%     2.61%         8.26%
Franklin Small Cap Value Securities - Class 2                                 -11.36%      N/A         -1.94%
Mutual Shares Securities - Class II                                           -13.85%     1.53%         4.04%
Templeton Developing Markets Securities - Class 2                             -2.46%     -7.65%        -11.70%
Templeton Foreign Securities - Class 2                                        -20.45%    -4.40%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -29.71%    -4.32%         4.02%
Oppenheimer Capital Appreciation - Service Class                              -28.78%    -0.24%         7.43%
Oppenheimer Global Securities - Service Class                                 -24.17%     2.79%         9.14%
Oppenheimer High Income - Service Class                                       -4.91%     -2.44%         4.04%
Oppenheimer Main Street - Service Class                                       -20.86%    -5.63%         5.99%
Oppenheimer Main Street Small Cap - Service Class                             -17.88%      N/A         -3.21%
Oppenheimer Multiple Strategies - Service Class                               -12.65%     0.51%         5.40%
Oppenheimer Strategic Bond - Service Class                                     4.58%      1.50%         3.17%
STI Capital Appreciation                                                      -23.70%    -1.01%         6.97%
STI Growth and Income                                                         -22.43%      N/A         -8.57%
STI International Equity                                                      -20.47%    -6.98%        -3.45%
STI Investment Grade Bond                                                      4.92%      3.55%         3.73%
STI Mid-Cap Equity                                                            -30.11%    -4.97%         1.02%
STI Small Cap Value Equity                                                    -3.48%      0.77%         0.25%
STI Value Income Stock                                                        -18.91%    -3.02%         3.84%
Van Kampen LIT Emerging Growth - Class II                                     -34.22%     0.52%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -16.71%     2.54%         5.04%
Van Kampen UIF Active International Allocation - Class II                     -19.87%      N/A         -13.66%
Van Kampen UIF Emerging Markets Debt - Class II                                6.30%      1.72%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.30%      1.69%         3.98%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.99%      N/A         -1.68%
Putnam VT Global Asset Allocation - Class IB                                  -14.67%    -3.14%         3.98%
Putnam VT Growth and Income - Class IB                                        -20.98%    -3.31%         5.80%
Putnam VT Health Sciences - Class IB                                          -22.30%      N/A         -3.89%
Putnam VT High Yield - Class IB                                               -3.17%     -3.71%         2.75%
Putnam VT Income - Class IB                                                    5.23%      3.12%         3.96%
Putnam VT International Equity - Class IB                                     -19.70%    -0.21%         1.90%
Putnam VT Investors - Class IB                                                -25.75%      N/A         -9.47%
Putnam VT Money Market - Class IB                                             -1.30%      1.56%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.23%    -7.85%         2.93%
Putnam VT New Value - Class IB                                                -17.68%     0.05%         2.33%
Putnam VT Research - Class IB                                                 -24.12%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -25.96%    -6.96%         2.20%
Putnam VT Vista - Class IB                                                    -32.31%    -6.55%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.34%    -3.79%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.57%     2.46%         8.09%
Franklin Small Cap Value Securities - Class 2                                 -11.50%      N/A         -2.09%
Mutual Shares Securities - Class II                                           -13.98%     1.37%         3.89%
Templeton Developing Markets Securities - Class 2                             -2.60%     -7.79%        -11.83%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.54%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -29.82%    -4.47%         3.86%
Oppenheimer Capital Appreciation - Service Class                              -28.89%    -0.39%         7.27%
Oppenheimer Global Securities - Service Class                                 -24.28%     2.64%         8.98%
Oppenheimer High Income - Service Class                                       -5.05%     -2.58%         3.89%
Oppenheimer Main Street - Service Class                                       -20.97%    -5.77%         5.83%
Oppenheimer Main Street Small Cap - Service Class                             -18.00%      N/A         -3.36%
Oppenheimer Multiple Strategies - Service Class                               -12.78%     0.36%         5.24%
Oppenheimer Strategic Bond - Service Class                                     4.43%      1.35%         3.01%
STI Capital Appreciation                                                      -23.81%    -1.16%         6.81%
STI Growth and Income                                                         -22.55%      N/A         -8.71%
STI International Equity                                                      -20.59%    -7.12%        -3.60%
STI Investment Grade Bond                                                      4.76%      3.40%         3.57%
STI Mid-Cap Equity                                                            -30.21%    -5.11%         0.87%
STI Small Cap Value Equity                                                    -3.63%      0.62%         0.10%
STI Value Income Stock                                                        -19.03%    -3.16%         3.68%
Van Kampen LIT Emerging Growth - Class II                                     -34.31%     0.37%         6.15%
Van Kampen LIT Growth and Income - Class II                                   -16.84%     2.38%         4.88%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.79%
Van Kampen UIF Emerging Markets Debt - Class II                                6.14%      1.57%         1.28%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.44%      1.54%         3.82%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.59%      N/A         -1.21%
Putnam VT Global Asset Allocation - Class IB                                  -14.30%    -2.63%         4.65%
Putnam VT Growth and Income - Class IB                                        -20.67%    -2.79%         6.52%
Putnam VT Health Sciences - Class IB                                          -22.00%      N/A         -3.41%
Putnam VT High Yield - Class IB                                               -2.69%     -3.28%         3.38%
Putnam VT Income - Class IB                                                    5.78%      3.68%         4.57%
Putnam VT International Equity - Class IB                                     -19.37%     0.39%         2.53%
Putnam VT Investors - Class IB                                                -25.47%      N/A         -9.05%
Putnam VT Money Market - Class IB                                             -0.80%      2.10%         2.21%
Putnam VT New Opportunities - Class IB                                        -32.01%    -7.35%         3.62%
Putnam VT New Value - Class IB                                                -17.34%     0.59%         2.93%
Putnam VT Research - Class IB                                                 -23.83%      N/A         -3.34%
Putnam VT Utilities Growth and Income - Class IB                              -25.69%    -6.49%         2.85%
Putnam VT Vista - Class IB                                                    -32.10%    -6.03%        -1.98%
Putnam VT Voyager - Class IB                                                  -28.09%    -3.23%         6.44%
Franklin Growth and Income Securities - Class 2                               -10.16%     3.03%         8.82%
Franklin Small Cap Value Securities - Class 2                                 -11.09%      N/A         -1.69%
Mutual Shares Securities - Class II                                           -13.60%     1.93%         4.45%
Templeton Developing Markets Securities - Class 2                             -2.12%     -7.43%        -11.69%
Templeton Foreign Securities - Class 2                                        -20.25%    -4.04%         5.74%
Oppenheimer Aggressive Growth - Service Class                                 -29.58%    -3.92%         4.57%
Oppenheimer Capital Appreciation - Service Class                              -28.64%     0.21%         8.00%
Oppenheimer Global Securities - Service Class                                 -24.00%     3.27%         9.77%
Oppenheimer High Income - Service Class                                       -4.59%     -2.11%         4.55%
Oppenheimer Main Street - Service Class                                       -20.66%    -5.30%         6.54%
Oppenheimer Main Street Small Cap - Service Class                             -17.66%      N/A         -2.88%
Oppenheimer Multiple Strategies - Service Class                               -12.39%     0.91%         5.92%
Oppenheimer Strategic Bond - Service Class                                     4.97%      1.87%         3.59%
STI Capital Appreciation                                                      -23.52%    -0.59%         7.50%
STI Growth and Income                                                         -22.25%      N/A         -8.28%
STI International Equity                                                      -20.27%    -6.67%        -3.13%
STI Investment Grade Bond                                                      5.31%      3.96%         4.11%
STI Mid-Cap Equity                                                            -29.98%    -4.62%         1.45%
STI Small Cap Value Equity                                                    -3.16%      1.09%         0.50%
STI Value Income Stock                                                        -18.70%    -2.67%         4.30%
Van Kampen LIT Emerging Growth - Class II                                     -34.12%     1.03%         6.87%
Van Kampen LIT Growth and Income - Class II                                   -16.49%     2.99%         5.47%
Van Kampen UIF Active International Allocation - Class II                     -19.67%      N/A         -13.51%
Van Kampen UIF Emerging Markets Debt - Class II                                6.70%      2.04%         1.72%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -2.97%      2.04%         4.39%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.76%      N/A         -1.41%
Putnam VT Global Asset Allocation - Class IB                                  -14.47%    -2.83%         4.44%
Putnam VT Growth and Income - Class IB                                        -20.83%    -2.99%         6.30%
Putnam VT Health Sciences - Class IB                                          -22.16%      N/A         -3.61%
Putnam VT High Yield - Class IB                                               -2.89%     -3.47%         3.17%
Putnam VT Income - Class IB                                                    5.57%      3.47%         4.36%
Putnam VT International Equity - Class IB                                     -19.53%     0.18%         2.32%
Putnam VT Investors - Class IB                                                -25.62%      N/A         -9.23%
Putnam VT Money Market - Class IB                                             -1.00%      1.90%         2.00%
Putnam VT New Opportunities - Class IB                                        -32.15%    -7.54%         3.41%
Putnam VT New Value - Class IB                                                -17.50%     0.38%         2.72%
Putnam VT Research - Class IB                                                 -23.99%      N/A         -3.53%
Putnam VT Utilities Growth and Income - Class IB                              -25.84%    -6.68%         2.65%
Putnam VT Vista - Class IB                                                    -32.23%    -6.22%        -2.18%
Putnam VT Voyager - Class IB                                                  -28.24%    -3.43%         6.23%
Franklin Growth and Income Securities - Class 2                               -10.34%     2.82%         8.60%
Franklin Small Cap Value Securities - Class 2                                 -11.27%      N/A         -1.89%
Mutual Shares Securities - Class II                                           -13.78%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -2.32%     -7.62%        -11.87%
Templeton Foreign Securities - Class 2                                        -20.41%    -4.24%         5.52%
Oppenheimer Aggressive Growth - Service Class                                 -29.72%    -4.11%         4.35%
Oppenheimer Capital Appreciation - Service Class                              -28.79%     0.01%         7.78%
Oppenheimer Global Securities - Service Class                                 -24.15%     3.06%         9.54%
Oppenheimer High Income - Service Class                                       -4.79%     -2.31%         4.34%
Oppenheimer Main Street - Service Class                                       -20.82%    -5.49%         6.33%
Oppenheimer Main Street Small Cap - Service Class                             -17.82%      N/A         -3.08%
Oppenheimer Multiple Strategies - Service Class                               -12.57%     0.70%         5.70%
Oppenheimer Strategic Bond - Service Class                                     4.76%      1.66%         3.38%
STI Capital Appreciation                                                      -23.67%    -0.79%         7.28%
STI Growth and Income                                                         -22.40%      N/A         -8.46%
STI International Equity                                                      -20.43%    -6.86%        -3.32%
STI Investment Grade Bond                                                      5.10%      3.75%         3.90%
STI Mid-Cap Equity                                                            -30.12%    -4.81%         1.24%
STI Small Cap Value Equity                                                    -3.35%      0.89%         0.29%
STI Value Income Stock                                                        -18.86%    -2.87%         4.09%
Van Kampen LIT Emerging Growth - Class II                                     -34.25%     0.82%         6.65%
Van Kampen LIT Growth and Income - Class II                                   -16.65%     2.78%         5.26%
Van Kampen UIF Active International Allocation - Class II                     -19.83%      N/A         -13.68%
Van Kampen UIF Emerging Markets Debt - Class II                                6.48%      1.83%         1.51%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.16%      1.83%         4.18%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.81%      N/A         -1.46%
Putnam VT Global Asset Allocation - Class IB                                  -14.52%    -2.88%         4.38%
Putnam VT Growth and Income - Class IB                                        -20.87%    -3.04%         6.25%
Putnam VT Health Sciences - Class IB                                          -22.20%      N/A         -3.66%
Putnam VT High Yield - Class IB                                               -2.94%     -3.52%         3.11%
Putnam VT Income - Class IB                                                    5.52%      3.42%         4.30%
Putnam VT International Equity - Class IB                                     -19.57%     0.13%         2.27%
Putnam VT Investors - Class IB                                                -25.66%      N/A         -9.28%
Putnam VT Money Market - Class IB                                             -1.05%      1.84%         1.95%
Putnam VT New Opportunities - Class IB                                        -32.18%    -7.58%         3.36%
Putnam VT New Value - Class IB                                                -17.54%     0.33%         2.67%
Putnam VT Research - Class IB                                                 -24.02%      N/A         -3.58%
Putnam VT Utilities Growth and Income - Class IB                              -25.87%    -6.73%         2.59%
Putnam VT Vista - Class IB                                                    -32.27%    -6.27%        -2.23%
Putnam VT Voyager - Class IB                                                  -28.27%    -3.48%         6.17%
Franklin Growth and Income Securities - Class 2                               -10.38%     2.77%         8.54%
Franklin Small Cap Value Securities - Class 2                                 -11.32%      N/A         -1.94%
Mutual Shares Securities - Class II                                           -13.82%     1.67%         4.19%
Templeton Developing Markets Securities - Class 2                             -2.37%     -7.66%        -11.92%
Templeton Foreign Securities - Class 2                                        -20.45%    -4.28%         5.47%
Oppenheimer Aggressive Growth - Service Class                                 -29.76%    -4.16%         4.30%
Oppenheimer Capital Appreciation - Service Class                              -28.82%    -0.04%         7.73%
Oppenheimer Global Securities - Service Class                                 -24.19%     3.01%         9.49%
Oppenheimer High Income - Service Class                                       -4.83%     -2.36%         4.28%
Oppenheimer Main Street - Service Class                                       -20.86%    -5.54%         6.28%
Oppenheimer Main Street Small Cap - Service Class                             -17.86%      N/A         -3.13%
Oppenheimer Multiple Strategies - Service Class                               -12.61%     0.65%         5.65%
Oppenheimer Strategic Bond - Service Class                                     4.71%      1.61%         3.32%
STI Capital Appreciation                                                      -23.71%    -0.84%         7.23%
STI Growth and Income                                                         -22.44%      N/A         -8.51%
STI International Equity                                                      -20.47%    -6.91%        -3.37%
STI Investment Grade Bond                                                      5.04%      3.69%         3.85%
STI Mid-Cap Equity                                                            -30.16%    -4.86%         1.19%
STI Small Cap Value Equity                                                    -3.40%      0.84%         0.24%
STI Value Income Stock                                                        -18.90%    -2.91%         4.04%
Van Kampen LIT Emerging Growth - Class II                                     -34.28%     0.77%         6.60%
Van Kampen LIT Growth and Income - Class II                                   -16.70%     2.73%         5.21%
Van Kampen UIF Active International Allocation - Class II                     -19.87%      N/A         -13.73%
Van Kampen UIF Emerging Markets Debt - Class II                                6.43%      1.78%         1.46%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.21%      1.78%         4.12%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.85%      N/A         -1.51%
Putnam VT Global Asset Allocation - Class IB                                  -14.56%    -2.93%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.91%    -3.09%         6.19%
Putnam VT Health Sciences - Class IB                                          -22.24%      N/A         -3.71%
Putnam VT High Yield - Class IB                                               -2.98%     -3.57%         3.06%
Putnam VT Income - Class IB                                                    5.47%      3.36%         4.25%
Putnam VT International Equity - Class IB                                     -19.61%     0.08%         2.22%
Putnam VT Investors - Class IB                                                -25.70%      N/A         -9.32%
Putnam VT Money Market - Class IB                                             -1.10%      1.79%         1.90%
Putnam VT New Opportunities - Class IB                                        -32.22%    -7.63%         3.31%
Putnam VT New Value - Class IB                                                -17.59%     0.28%         2.61%
Putnam VT Research - Class IB                                                 -24.06%      N/A         -3.63%
Putnam VT Utilities Growth and Income - Class IB                              -25.91%    -6.78%         2.54%
Putnam VT Vista - Class IB                                                    -32.30%    -6.32%        -2.28%
Putnam VT Voyager - Class IB                                                  -28.31%    -3.52%         6.12%
Franklin Growth and Income Securities - Class 2                               -10.43%     2.72%         8.49%
Franklin Small Cap Value Securities - Class 2                                 -11.36%      N/A         -1.99%
Mutual Shares Securities - Class II                                           -13.86%     1.62%         4.13%
Templeton Developing Markets Securities - Class 2                             -2.42%     -7.71%        -11.96%
Templeton Foreign Securities - Class 2                                        -20.49%    -4.33%         5.42%
Oppenheimer Aggressive Growth - Service Class                                 -29.79%    -4.21%         4.25%
Oppenheimer Capital Appreciation - Service Class                              -28.86%    -0.09%         7.68%
Oppenheimer Global Securities - Service Class                                 -24.23%     2.96%         9.43%
Oppenheimer High Income - Service Class                                       -4.88%     -2.41%         4.23%
Oppenheimer Main Street - Service Class                                       -20.90%    -5.59%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -17.90%      N/A         -3.18%
Oppenheimer Multiple Strategies - Service Class                               -12.66%     0.60%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.66%      1.56%         3.27%
STI Capital Appreciation                                                      -23.75%    -0.89%         7.18%
STI Growth and Income                                                         -22.48%      N/A         -8.55%
STI International Equity                                                      -20.51%    -6.95%        -3.42%
STI Investment Grade Bond                                                      4.99%      3.64%         3.80%
STI Mid-Cap Equity                                                            -30.19%    -4.91%         1.14%
STI Small Cap Value Equity                                                    -3.45%      0.78%         0.19%
STI Value Income Stock                                                        -18.94%    -2.96%         3.99%
Van Kampen LIT Emerging Growth - Class II                                     -34.32%     0.72%         6.55%
Van Kampen LIT Growth and Income - Class II                                   -16.74%     2.68%         5.15%
Van Kampen UIF Active International Allocation - Class II                     -19.91%      N/A         -13.77%
Van Kampen UIF Emerging Markets Debt - Class II                                6.38%      1.73%         1.41%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.26%      1.73%         4.07%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.94%      N/A         -1.61%
Putnam VT Global Asset Allocation - Class IB                                  -14.65%    -3.02%         4.23%
Putnam VT Growth and Income - Class IB                                        -20.99%    -3.19%         6.09%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.80%
Putnam VT High Yield - Class IB                                               -3.08%     -3.67%         2.96%
Putnam VT Income - Class IB                                                    5.36%      3.26%         4.14%
Putnam VT International Equity - Class IB                                     -19.69%    -0.02%         2.12%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.41%
Putnam VT Money Market - Class IB                                             -1.20%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -32.29%    -7.72%         3.20%
Putnam VT New Value - Class IB                                                -17.67%     0.18%         2.51%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -25.98%    -6.87%         2.44%
Putnam VT Vista - Class IB                                                    -32.37%    -6.41%        -2.38%
Putnam VT Voyager - Class IB                                                  -28.38%    -3.62%         6.01%
Franklin Growth and Income Securities - Class 2                               -10.52%     2.61%         8.38%
Franklin Small Cap Value Securities - Class 2                                 -11.45%      N/A         -2.08%
Mutual Shares Securities - Class II                                           -13.95%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.81%        -12.05%
Templeton Foreign Securities - Class 2                                        -20.57%    -4.43%         5.31%
Oppenheimer Aggressive Growth - Service Class                                 -29.86%    -4.30%         4.14%
Oppenheimer Capital Appreciation - Service Class                              -28.93%    -0.20%         7.57%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.86%         9.32%
Oppenheimer High Income - Service Class                                       -4.98%     -2.51%         4.13%
Oppenheimer Main Street - Service Class                                       -20.98%    -5.69%         6.12%
Oppenheimer Main Street Small Cap - Service Class                             -17.99%      N/A         -3.27%
Oppenheimer Multiple Strategies - Service Class                               -12.74%     0.50%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.55%      1.46%         3.17%
STI Capital Appreciation                                                      -23.83%    -0.99%         7.07%
STI Growth and Income                                                         -22.56%      N/A         -8.65%
STI International Equity                                                      -20.59%    -7.05%        -3.52%
STI Investment Grade Bond                                                      4.88%      3.54%         3.69%
STI Mid-Cap Equity                                                            -30.26%    -5.01%         1.04%
STI Small Cap Value Equity                                                    -3.54%      0.68%         0.09%
STI Value Income Stock                                                        -19.02%    -3.06%         3.88%
Van Kampen LIT Emerging Growth - Class II                                     -34.38%     0.62%         6.44%
Van Kampen LIT Growth and Income - Class II                                   -16.82%     2.57%         5.05%
Van Kampen UIF Active International Allocation - Class II                     -19.99%      N/A         -13.86%
Van Kampen UIF Emerging Markets Debt - Class II                                6.27%      1.63%         1.30%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.63%         3.97%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.99%      N/A         -1.66%
Putnam VT Global Asset Allocation - Class IB                                  -14.69%    -3.07%         4.17%
Putnam VT Growth and Income - Class IB                                        -21.03%    -3.24%         6.03%
Putnam VT Health Sciences - Class IB                                          -22.35%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.72%         2.90%
Putnam VT Income - Class IB                                                    5.31%      3.21%         4.09%
Putnam VT International Equity - Class IB                                     -19.73%    -0.07%         2.06%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.46%
Putnam VT Money Market - Class IB                                             -1.25%      1.64%         1.74%
Putnam VT New Opportunities - Class IB                                        -32.32%    -7.77%         3.15%
Putnam VT New Value - Class IB                                                -17.71%     0.13%         2.46%
Putnam VT Research - Class IB                                                 -24.18%      N/A         -3.77%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -6.92%         2.39%
Putnam VT Vista - Class IB                                                    -32.40%    -6.46%        -2.43%
Putnam VT Voyager - Class IB                                                  -28.42%    -3.67%         5.96%
Franklin Growth and Income Securities - Class 2                               -10.56%     2.56%         8.32%
Franklin Small Cap Value Securities - Class 2                                 -11.50%      N/A         -2.13%
Mutual Shares Securities - Class II                                           -13.99%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -2.56%     -7.85%        -12.10%
Templeton Foreign Securities - Class 2                                        -20.61%    -4.48%         5.26%
Oppenheimer Aggressive Growth - Service Class                                 -29.90%    -4.35%         4.09%
Oppenheimer Capital Appreciation - Service Class                              -28.97%    -0.25%         7.51%
Oppenheimer Global Securities - Service Class                                 -24.34%     2.80%         9.27%
Oppenheimer High Income - Service Class                                       -5.03%     -2.56%         4.07%
Oppenheimer Main Street - Service Class                                       -21.02%    -5.73%         6.06%
Oppenheimer Main Street Small Cap - Service Class                             -18.03%      N/A         -3.32%
Oppenheimer Multiple Strategies - Service Class                               -12.79%     0.45%         5.44%
Oppenheimer Strategic Bond - Service Class                                     4.50%      1.41%         3.11%
STI Capital Appreciation                                                      -23.87%    -1.04%         7.01%
STI Growth and Income                                                         -22.60%      N/A         -8.69%
STI International Equity                                                      -20.63%    -7.09%        -3.57%
STI Investment Grade Bond                                                      4.83%      3.49%         3.64%
STI Mid-Cap Equity                                                            -30.30%    -5.05%         0.99%
STI Small Cap Value Equity                                                    -3.59%      0.63%         0.04%
STI Value Income Stock                                                        -19.06%    -3.11%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -34.42%     0.57%         6.39%
Van Kampen LIT Growth and Income - Class II                                   -16.86%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -20.03%      N/A         -13.90%
Van Kampen UIF Emerging Markets Debt - Class II                                6.22%      1.58%         1.25%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.58%         3.91%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.03%      N/A         -1.71%
Putnam VT Global Asset Allocation - Class IB                                  -14.73%    -3.12%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.29%         5.98%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.90%
Putnam VT High Yield - Class IB                                               -3.18%     -3.77%         2.85%
Putnam VT Income - Class IB                                                    5.25%      3.15%         4.04%
Putnam VT International Equity - Class IB                                     -19.77%    -0.12%         2.01%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.51%
Putnam VT Money Market - Class IB                                             -1.30%      1.59%         1.69%
Putnam VT New Opportunities - Class IB                                        -32.35%    -7.82%         3.10%
Putnam VT New Value - Class IB                                                -17.75%     0.08%         2.41%
Putnam VT Research - Class IB                                                 -24.22%      N/A         -3.82%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.97%         2.33%
Putnam VT Vista - Class IB                                                    -32.44%    -6.51%        -2.48%
Putnam VT Voyager - Class IB                                                  -28.45%    -3.72%         5.90%
Franklin Growth and Income Securities - Class 2                               -10.61%     2.51%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -11.54%      N/A         -2.18%
Mutual Shares Securities - Class II                                           -14.04%     1.41%         3.92%
Templeton Developing Markets Securities - Class 2                             -2.61%     -7.90%        -12.14%
Templeton Foreign Securities - Class 2                                        -20.65%    -4.53%         5.21%
Oppenheimer Aggressive Growth - Service Class                                 -29.93%    -4.40%         4.04%
Oppenheimer Capital Appreciation - Service Class                              -29.00%    -0.30%         7.46%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.75%         9.21%
Oppenheimer High Income - Service Class                                       -5.07%     -2.61%         4.02%
Oppenheimer Main Street - Service Class                                       -21.06%    -5.78%         6.01%
Oppenheimer Main Street Small Cap - Service Class                             -18.07%      N/A         -3.37%
Oppenheimer Multiple Strategies - Service Class                               -12.83%     0.40%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.45%      1.35%         3.06%
STI Capital Appreciation                                                      -23.91%    -1.09%         6.96%
STI Growth and Income                                                         -22.64%      N/A         -8.74%
STI International Equity                                                      -20.67%    -7.14%        -3.62%
STI Investment Grade Bond                                                      4.78%      3.43%         3.59%
STI Mid-Cap Equity                                                            -30.33%    -5.10%         0.93%
STI Small Cap Value Equity                                                    -3.64%      0.58%        -0.01%
STI Value Income Stock                                                        -19.10%    -3.16%         3.78%
Van Kampen LIT Emerging Growth - Class II                                     -34.45%     0.52%         6.33%
Van Kampen LIT Growth and Income - Class II                                   -16.91%     2.47%         4.94%
Van Kampen UIF Active International Allocation - Class II                     -20.07%      N/A         -13.95%
Van Kampen UIF Emerging Markets Debt - Class II                                6.16%      1.53%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.45%      1.52%         3.86%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.08%      N/A         -1.76%
Putnam VT Global Asset Allocation - Class IB                                  -14.77%    -3.17%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.10%    -3.33%         5.93%
Putnam VT Health Sciences - Class IB                                          -22.43%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.82%         2.80%
Putnam VT Income - Class IB                                                    5.20%      3.10%         3.99%
Putnam VT International Equity - Class IB                                     -19.81%    -0.17%         1.96%
Putnam VT Investors - Class IB                                                -25.89%      N/A         -9.55%
Putnam VT Money Market - Class IB                                             -1.35%      1.54%         1.64%
Putnam VT New Opportunities - Class IB                                        -32.39%    -7.86%         3.04%
Putnam VT New Value - Class IB                                                -17.79%     0.03%         2.36%
Putnam VT Research - Class IB                                                 -24.25%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.10%    -7.01%         2.28%
Putnam VT Vista - Class IB                                                    -32.47%    -6.55%        -2.52%
Putnam VT Voyager - Class IB                                                  -28.49%    -3.77%         5.85%
Franklin Growth and Income Securities - Class 2                               -10.65%     2.46%         8.21%
Franklin Small Cap Value Securities - Class 2                                 -11.58%      N/A         -2.23%
Mutual Shares Securities - Class II                                           -14.08%     1.36%         3.87%
Templeton Developing Markets Securities - Class 2                             -2.66%     -7.95%        -12.19%
Templeton Foreign Securities - Class 2                                        -20.69%    -4.57%         5.15%
Oppenheimer Aggressive Growth - Service Class                                 -29.97%    -4.45%         3.99%
Oppenheimer Capital Appreciation - Service Class                              -29.04%    -0.35%         7.40%
Oppenheimer Global Securities - Service Class                                 -24.42%     2.70%         9.16%
Oppenheimer High Income - Service Class                                       -5.12%     -2.66%         3.97%
Oppenheimer Main Street - Service Class                                       -21.10%    -5.83%         5.96%
Oppenheimer Main Street Small Cap - Service Class                             -18.11%      N/A         -3.42%
Oppenheimer Multiple Strategies - Service Class                               -12.88%     0.35%         5.33%
Oppenheimer Strategic Bond - Service Class                                     4.39%      1.30%         3.01%
STI Capital Appreciation                                                      -23.94%    -1.14%         6.91%
STI Growth and Income                                                         -22.68%      N/A         -8.78%
STI International Equity                                                      -20.71%    -7.19%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.38%         3.53%
STI Mid-Cap Equity                                                            -30.37%    -5.15%         0.88%
STI Small Cap Value Equity                                                    -3.69%      0.53%        -0.06%
STI Value Income Stock                                                        -19.14%    -3.21%         3.72%
Van Kampen LIT Emerging Growth - Class II                                     -34.48%     0.47%         6.28%
Van Kampen LIT Growth and Income - Class II                                   -16.95%     2.42%         4.89%
Van Kampen UIF Active International Allocation - Class II                     -20.11%      N/A         -13.99%
Van Kampen UIF Emerging Markets Debt - Class II                                6.11%      1.47%         1.15%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.50%      1.47%         3.81%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.12%      N/A         -1.81%
Putnam VT Global Asset Allocation - Class IB                                  -14.82%    -3.22%         4.01%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.38%         5.87%
Putnam VT Health Sciences - Class IB                                          -22.47%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.87%         2.75%
Putnam VT Income - Class IB                                                    5.15%      3.05%         3.93%
Putnam VT International Equity - Class IB                                     -19.85%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.60%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.59%
Putnam VT New Opportunities - Class IB                                        -32.42%    -7.91%         2.99%
Putnam VT New Value - Class IB                                                -17.83%    -0.02%         2.30%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.06%         2.23%
Putnam VT Vista - Class IB                                                    -32.51%    -6.60%        -2.57%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.82%         5.80%
Franklin Growth and Income Securities - Class 2                               -10.70%     2.41%         8.16%
Franklin Small Cap Value Securities - Class 2                                 -11.63%      N/A         -2.28%
Mutual Shares Securities - Class II                                           -14.12%     1.31%         3.82%
Templeton Developing Markets Securities - Class 2                             -2.71%     -7.99%        -12.23%
Templeton Foreign Securities - Class 2                                        -20.73%    -4.62%         5.10%
Oppenheimer Aggressive Growth - Service Class                                 -30.00%    -4.50%         3.93%
Oppenheimer Capital Appreciation - Service Class                              -29.07%    -0.40%         7.35%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.65%         9.10%
Oppenheimer High Income - Service Class                                       -5.17%     -2.70%         3.91%
Oppenheimer Main Street - Service Class                                       -21.14%    -5.88%         5.90%
Oppenheimer Main Street Small Cap - Service Class                             -18.15%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.92%     0.30%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.34%      1.25%         2.96%
STI Capital Appreciation                                                      -23.98%    -1.19%         6.85%
STI Growth and Income                                                         -22.71%      N/A         -8.83%
STI International Equity                                                      -20.75%    -7.24%        -3.71%
STI Investment Grade Bond                                                      4.67%      3.33%         3.48%
STI Mid-Cap Equity                                                            -30.40%    -5.20%         0.83%
STI Small Cap Value Equity                                                    -3.74%      0.48%        -0.11%
STI Value Income Stock                                                        -19.19%    -3.26%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -34.52%     0.42%         6.23%
Van Kampen LIT Growth and Income - Class II                                   -16.99%     2.37%         4.84%
Van Kampen UIF Active International Allocation - Class II                     -20.15%      N/A         -14.03%
Van Kampen UIF Emerging Markets Debt - Class II                                6.06%      1.42%         1.10%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.55%      1.42%         3.76%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.21%      N/A         -1.91%
Putnam VT Global Asset Allocation - Class IB                                  -14.90%    -3.32%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.22%    -3.48%         5.77%
Putnam VT Health Sciences - Class IB                                          -22.55%      N/A         -4.09%
Putnam VT High Yield - Class IB                                               -3.37%     -3.96%         2.64%
Putnam VT Income - Class IB                                                    5.04%      2.95%         3.83%
Putnam VT International Equity - Class IB                                     -19.94%    -0.32%         1.81%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.69%
Putnam VT Money Market - Class IB                                             -1.50%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -32.49%    -8.00%         2.89%
Putnam VT New Value - Class IB                                                -17.92%    -0.12%         2.20%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -4.02%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.16%         2.13%
Putnam VT Vista - Class IB                                                    -32.57%    -6.70%        -2.67%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.91%         5.69%
Franklin Growth and Income Securities - Class 2                               -10.79%     2.30%         8.05%
Franklin Small Cap Value Securities - Class 2                                 -11.72%      N/A         -2.38%
Mutual Shares Securities - Class II                                           -14.21%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -2.81%     -8.09%        -12.32%
Templeton Foreign Securities - Class 2                                        -20.81%    -4.72%         4.99%
Oppenheimer Aggressive Growth - Service Class                                 -30.07%    -4.59%         3.83%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.50%         7.24%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.55%         8.99%
Oppenheimer High Income - Service Class                                       -5.26%     -2.80%         3.81%
Oppenheimer Main Street - Service Class                                       -21.22%    -5.97%         5.80%
Oppenheimer Main Street Small Cap - Service Class                             -18.23%      N/A         -3.57%
Oppenheimer Multiple Strategies - Service Class                               -13.01%     0.19%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.24%      1.15%         2.85%
STI Capital Appreciation                                                      -24.06%    -1.29%         6.74%
STI Growth and Income                                                         -22.79%      N/A         -8.92%
STI International Equity                                                      -20.83%    -7.33%        -3.81%
STI Investment Grade Bond                                                      4.57%      3.22%         3.38%
STI Mid-Cap Equity                                                            -30.47%    -5.29%         0.73%
STI Small Cap Value Equity                                                    -3.83%      0.38%        -0.21%
STI Value Income Stock                                                        -19.27%    -3.36%         3.57%
Van Kampen LIT Emerging Growth - Class II                                     -34.58%     0.32%         6.12%
Van Kampen LIT Growth and Income - Class II                                   -17.07%     2.26%         4.73%
Van Kampen UIF Active International Allocation - Class II                     -20.23%      N/A         -14.12%
Van Kampen UIF Emerging Markets Debt - Class II                                5.95%      1.32%         1.00%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.65%      1.32%         3.65%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.26%      N/A         -1.96%
Putnam VT Global Asset Allocation - Class IB                                  -14.95%    -3.37%         3.86%
Putnam VT Growth and Income - Class IB                                        -21.26%    -3.53%         5.71%
Putnam VT Health Sciences - Class IB                                          -22.59%      N/A         -4.14%
Putnam VT High Yield - Class IB                                               -3.42%     -4.01%         2.59%
Putnam VT Income - Class IB                                                    4.99%      2.89%         3.78%
Putnam VT International Equity - Class IB                                     -19.98%    -0.37%         1.76%
Putnam VT Investors - Class IB                                                -26.04%      N/A         -9.74%
Putnam VT Money Market - Class IB                                             -1.55%      1.33%         1.43%
Putnam VT New Opportunities - Class IB                                        -32.52%    -8.05%         2.84%
Putnam VT New Value - Class IB                                                -17.96%    -0.17%         2.15%
Putnam VT Research - Class IB                                                 -24.41%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.25%    -7.20%         2.07%
Putnam VT Vista - Class IB                                                    -32.61%    -6.74%        -2.72%
Putnam VT Voyager - Class IB                                                  -28.63%    -3.96%         5.64%
Franklin Growth and Income Securities - Class 2                               -10.83%     2.25%         7.99%
Franklin Small Cap Value Securities - Class 2                                 -11.76%      N/A         -2.43%
Mutual Shares Securities - Class II                                           -14.25%     1.16%         3.66%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.13%        -12.37%
Templeton Foreign Securities - Class 2                                        -20.85%    -4.77%         4.94%
Oppenheimer Aggressive Growth - Service Class                                 -30.11%    -4.64%         3.77%
Oppenheimer Capital Appreciation - Service Class                              -29.18%    -0.55%         7.19%
Oppenheimer Global Securities - Service Class                                 -24.57%     2.49%         8.94%
Oppenheimer High Income - Service Class                                       -5.31%     -2.85%         3.76%
Oppenheimer Main Street - Service Class                                       -21.26%    -6.02%         5.74%
Oppenheimer Main Street Small Cap - Service Class                             -18.28%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.05%     0.14%         5.12%
Oppenheimer Strategic Bond - Service Class                                     4.18%      1.10%         2.80%
STI Capital Appreciation                                                      -24.10%    -1.34%         6.69%
STI Growth and Income                                                         -22.83%      N/A         -8.97%
STI International Equity                                                      -20.87%    -7.38%        -3.86%
STI Investment Grade Bond                                                      4.52%      3.17%         3.32%
STI Mid-Cap Equity                                                            -30.51%    -5.34%         0.68%
STI Small Cap Value Equity                                                    -3.88%      0.33%        -0.26%
STI Value Income Stock                                                        -19.31%    -3.40%         3.51%
Van Kampen LIT Emerging Growth - Class II                                     -34.62%     0.27%         6.07%
Van Kampen LIT Growth and Income - Class II                                   -17.11%     2.21%         4.68%
Van Kampen UIF Active International Allocation - Class II                     -20.27%      N/A         -14.16%
Van Kampen UIF Emerging Markets Debt - Class II                                5.90%      1.27%         0.94%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.27%         3.60%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.39%      N/A         -2.11%
Putnam VT Global Asset Allocation - Class IB                                  -15.07%    -3.51%         3.70%
Putnam VT Growth and Income - Class IB                                        -21.38%    -3.68%         5.55%
Putnam VT Health Sciences - Class IB                                          -22.70%      N/A         -4.29%
Putnam VT High Yield - Class IB                                               -3.57%     -4.16%         2.43%
Putnam VT Income - Class IB                                                    4.83%      2.74%         3.62%
Putnam VT International Equity - Class IB                                     -20.10%    -0.52%         1.60%
Putnam VT Investors - Class IB                                                -26.15%      N/A         -9.87%
Putnam VT Money Market - Class IB                                             -1.70%      1.18%         1.28%
Putnam VT New Opportunities - Class IB                                        -32.63%    -8.19%         2.68%
Putnam VT New Value - Class IB                                                -18.08%    -0.33%         1.99%
Putnam VT Research - Class IB                                                 -24.52%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -26.36%    -7.34%         1.92%
Putnam VT Vista - Class IB                                                    -32.71%    -6.88%        -2.87%
Putnam VT Voyager - Class IB                                                  -28.74%    -4.11%         5.48%
Franklin Growth and Income Securities - Class 2                               -10.97%     2.10%         7.83%
Franklin Small Cap Value Securities - Class 2                                 -11.90%      N/A         -2.58%
Mutual Shares Securities - Class II                                           -14.38%     1.00%         3.50%
Templeton Developing Markets Securities - Class 2                             -3.00%     -8.27%        -12.51%
Templeton Foreign Securities - Class 2                                        -20.97%    -4.91%         4.78%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.79%         3.62%
Oppenheimer Capital Appreciation - Service Class                              -29.29%    -0.70%         7.02%
Oppenheimer Global Securities - Service Class                                 -24.68%     2.34%         8.77%
Oppenheimer High Income - Service Class                                       -5.45%     -3.00%         3.60%
Oppenheimer Main Street - Service Class                                       -21.37%    -6.16%         5.58%
Oppenheimer Main Street Small Cap - Service Class                             -18.40%      N/A         -3.76%
Oppenheimer Multiple Strategies - Service Class                               -13.18%    -0.01%         4.96%
Oppenheimer Strategic Bond - Service Class                                     4.03%      0.95%         2.64%
STI Capital Appreciation                                                      -24.21%    -1.49%         6.53%
STI Growth and Income                                                         -22.95%      N/A         -9.11%
STI International Equity                                                      -20.99%    -7.52%        -4.01%
STI Investment Grade Bond                                                      4.36%      3.02%         3.17%
STI Mid-Cap Equity                                                            -30.61%    -5.49%         0.53%
STI Small Cap Value Equity                                                    -4.03%      0.17%        -0.42%
STI Value Income Stock                                                        -19.43%    -3.55%         3.36%
Van Kampen LIT Emerging Growth - Class II                                     -34.71%     0.12%         5.91%
Van Kampen LIT Growth and Income - Class II                                   -17.24%     2.06%         4.52%
Van Kampen UIF Active International Allocation - Class II                     -20.39%      N/A         -14.29%
Van Kampen UIF Emerging Markets Debt - Class II                                5.74%      1.11%         0.79%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.84%      1.11%         3.44%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.74%      N/A         -1.37%
Putnam VT Global Asset Allocation - Class IB                                  -14.45%    -2.77%         4.55%
Putnam VT Growth and Income - Class IB                                        -20.82%    -2.93%         6.42%
Putnam VT Health Sciences - Class IB                                          -22.15%      N/A         -3.56%
Putnam VT High Yield - Class IB                                               -2.84%     -3.44%         3.26%
Putnam VT Income - Class IB                                                    5.63%      3.53%         4.44%
Putnam VT International Equity - Class IB                                     -19.52%     0.27%         2.42%
Putnam VT Investors - Class IB                                                -25.62%      N/A         -9.20%
Putnam VT Money Market - Class IB                                             -0.95%      1.96%         2.07%
Putnam VT New Opportunities - Class IB                                        -32.16%    -7.47%         3.53%
Putnam VT New Value - Class IB                                                -17.49%     0.45%         2.80%
Putnam VT Research - Class IB                                                 -23.98%      N/A         -3.48%
Putnam VT Utilities Growth and Income - Class IB                              -25.84%    -6.64%         2.75%
Putnam VT Vista - Class IB                                                    -32.25%    -6.15%        -2.09%
Putnam VT Voyager - Class IB                                                  -28.24%    -3.35%         6.36%
Franklin Growth and Income Securities - Class 2                               -10.31%     2.90%         8.72%
Franklin Small Cap Value Securities - Class 2                                 -11.24%      N/A         -1.87%
Mutual Shares Securities - Class II                                           -13.75%     1.79%         4.30%
Templeton Developing Markets Securities - Class 2                             -2.27%     -7.61%        -11.94%
Templeton Foreign Securities - Class 2                                        -20.40%    -4.18%         5.65%
Oppenheimer Aggressive Growth - Service Class                                 -29.73%    -4.03%         4.48%
Oppenheimer Capital Appreciation - Service Class                              -28.79%     0.10%         7.91%
Oppenheimer Global Securities - Service Class                                 -24.15%     3.16%         9.69%
Oppenheimer High Income - Service Class                                       -4.74%     -2.27%         4.44%
Oppenheimer Main Street - Service Class                                       -20.81%    -5.45%         6.45%
Oppenheimer Main Street Small Cap - Service Class                             -17.81%      N/A         -3.03%
Oppenheimer Multiple Strategies - Service Class                               -12.54%     0.77%         5.81%
Oppenheimer Strategic Bond - Service Class                                     4.82%      1.72%         3.45%
STI Capital Appreciation                                                      -23.67%    -0.71%         7.40%
STI Growth and Income                                                         -22.40%      N/A         -8.43%
STI International Equity                                                      -20.42%    -6.82%        -3.28%
STI Investment Grade Bond                                                      5.16%      3.81%         3.96%
STI Mid-Cap Equity                                                            -30.13%    -4.76%         1.32%
STI Small Cap Value Equity                                                    -3.31%      0.93%         0.30%
STI Value Income Stock                                                        -18.85%    -2.81%         4.18%
Van Kampen LIT Emerging Growth - Class II                                     -34.27%     0.93%         6.78%
Van Kampen LIT Growth and Income - Class II                                   -16.64%     2.87%         5.34%
Van Kampen UIF Active International Allocation - Class II                     -19.82%      N/A         -13.70%
Van Kampen UIF Emerging Markets Debt - Class II                                6.55%      1.87%         1.53%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.12%      1.88%         4.24%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.91%      N/A         -1.57%
Putnam VT Global Asset Allocation - Class IB                                  -14.62%    -2.97%         4.33%
Putnam VT Growth and Income - Class IB                                        -20.98%    -3.13%         6.21%
Putnam VT Health Sciences - Class IB                                          -22.31%      N/A         -3.76%
Putnam VT High Yield - Class IB                                               -3.04%     -3.64%         3.05%
Putnam VT Income - Class IB                                                    5.42%      3.32%         4.23%
Putnam VT International Equity - Class IB                                     -19.68%     0.07%         2.21%
Putnam VT Investors - Class IB                                                -25.77%      N/A         -9.38%
Putnam VT Money Market - Class IB                                             -1.15%      1.75%         1.86%
Putnam VT New Opportunities - Class IB                                        -32.30%    -7.66%         3.32%
Putnam VT New Value - Class IB                                                -17.65%     0.24%         2.59%
Putnam VT Research - Class IB                                                 -24.14%      N/A         -3.68%
Putnam VT Utilities Growth and Income - Class IB                              -25.99%    -6.83%         2.54%
Putnam VT Vista - Class IB                                                    -32.38%    -6.35%        -2.29%
Putnam VT Voyager - Class IB                                                  -28.39%    -3.54%         6.14%
Franklin Growth and Income Securities - Class 2                               -10.49%     2.69%         8.50%
Franklin Small Cap Value Securities - Class 2                                 -11.42%      N/A         -2.07%
Mutual Shares Securities - Class II                                           -13.93%     1.58%         4.09%
Templeton Developing Markets Securities - Class 2                             -2.47%     -7.80%        -12.13%
Templeton Foreign Securities - Class 2                                        -20.56%    -4.37%         5.44%
Oppenheimer Aggressive Growth - Service Class                                 -29.87%    -4.23%         4.26%
Oppenheimer Capital Appreciation - Service Class                              -28.94%    -0.11%         7.69%
Oppenheimer Global Securities - Service Class                                 -24.30%     2.95%         9.47%
Oppenheimer High Income - Service Class                                       -4.94%     -2.47%         4.23%
Oppenheimer Main Street - Service Class                                       -20.97%    -5.64%         6.24%
Oppenheimer Main Street Small Cap - Service Class                             -17.97%      N/A         -3.23%
Oppenheimer Multiple Strategies - Service Class                               -12.72%     0.56%         5.60%
Oppenheimer Strategic Bond - Service Class                                     4.61%      1.51%         3.24%
STI Capital Appreciation                                                      -23.82%    -0.91%         7.18%
STI Growth and Income                                                         -22.55%      N/A         -8.61%
STI International Equity                                                      -20.58%    -7.01%        -3.48%
STI Investment Grade Bond                                                      4.95%      3.60%         3.75%
STI Mid-Cap Equity                                                            -30.27%    -4.95%         1.11%
STI Small Cap Value Equity                                                    -3.50%      0.72%         0.10%
STI Value Income Stock                                                        -19.01%    -3.01%         3.97%
Van Kampen LIT Emerging Growth - Class II                                     -34.40%     0.73%         6.56%
Van Kampen LIT Growth and Income - Class II                                   -16.80%     2.66%         5.12%
Van Kampen UIF Active International Allocation - Class II                     -19.98%      N/A         -13.87%
Van Kampen UIF Emerging Markets Debt - Class II                                6.33%      1.66%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.31%      1.68%         4.03%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -10.96%      N/A         -1.62%
Putnam VT Global Asset Allocation - Class IB                                  -14.67%    -3.02%         4.28%
Putnam VT Growth and Income - Class IB                                        -21.02%    -3.18%         6.15%
Putnam VT Health Sciences - Class IB                                          -22.35%      N/A         -3.81%
Putnam VT High Yield - Class IB                                               -3.09%     -3.69%         3.00%
Putnam VT Income - Class IB                                                    5.37%      3.27%         4.18%
Putnam VT International Equity - Class IB                                     -19.72%     0.02%         2.16%
Putnam VT Investors - Class IB                                                -25.81%      N/A         -9.43%
Putnam VT Money Market - Class IB                                             -1.20%      1.70%         1.81%
Putnam VT New Opportunities - Class IB                                        -32.33%    -7.71%         3.27%
Putnam VT New Value - Class IB                                                -17.69%     0.19%         2.54%
Putnam VT Research - Class IB                                                 -24.17%      N/A         -3.73%
Putnam VT Utilities Growth and Income - Class IB                              -26.02%    -6.87%         2.49%
Putnam VT Vista - Class IB                                                    -32.42%    -6.39%        -2.34%
Putnam VT Voyager - Class IB                                                  -28.42%    -3.59%         6.09%
Franklin Growth and Income Securities - Class 2                               -10.53%     2.63%         8.44%
Franklin Small Cap Value Securities - Class 2                                 -11.47%      N/A         -2.12%
Mutual Shares Securities - Class II                                           -13.97%     1.53%         4.04%
Templeton Developing Markets Securities - Class 2                             -2.52%     -7.84%        -12.17%
Templeton Foreign Securities - Class 2                                        -20.60%    -4.42%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -29.91%    -4.28%         4.21%
Oppenheimer Capital Appreciation - Service Class                              -28.97%    -0.16%         7.64%
Oppenheimer Global Securities - Service Class                                 -24.34%     2.90%         9.41%
Oppenheimer High Income - Service Class                                       -4.98%     -2.52%         4.18%
Oppenheimer Main Street - Service Class                                       -21.01%    -5.69%         6.18%
Oppenheimer Main Street Small Cap - Service Class                             -18.01%      N/A         -3.28%
Oppenheimer Multiple Strategies - Service Class                               -12.76%     0.51%         5.54%
Oppenheimer Strategic Bond - Service Class                                     4.56%      1.46%         3.19%
STI Capital Appreciation                                                      -23.86%    -0.96%         7.12%
STI Growth and Income                                                         -22.59%      N/A         -8.66%
STI International Equity                                                      -20.62%    -7.05%        -3.53%
STI Investment Grade Bond                                                      4.89%      3.55%         3.69%
STI Mid-Cap Equity                                                            -30.31%    -5.00%         1.06%
STI Small Cap Value Equity                                                    -3.55%      0.67%         0.05%
STI Value Income Stock                                                        -19.05%    -3.06%         3.92%
Van Kampen LIT Emerging Growth - Class II                                     -34.43%     0.68%         6.51%
Van Kampen LIT Growth and Income - Class II                                   -16.85%     2.61%         5.07%
Van Kampen UIF Active International Allocation - Class II                     -20.02%      N/A         -13.92%
Van Kampen UIF Emerging Markets Debt - Class II                                6.28%      1.61%         1.27%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.36%      1.62%         3.98%



(With the Enhanced  Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.00%      N/A         -1.67%
Putnam VT Global Asset Allocation - Class IB                                  -14.71%    -3.07%         4.23%
Putnam VT Growth and Income - Class IB                                        -21.06%    -3.23%         6.10%
Putnam VT Health Sciences - Class IB                                          -22.39%      N/A         -3.85%
Putnam VT High Yield - Class IB                                               -3.13%     -3.74%         2.95%
Putnam VT Income - Class IB                                                    5.32%      3.22%         4.12%
Putnam VT International Equity - Class IB                                     -19.76%    -0.03%         2.11%
Putnam VT Investors - Class IB                                                -25.85%      N/A         -9.48%
Putnam VT Money Market - Class IB                                             -1.25%      1.65%         1.76%
Putnam VT New Opportunities - Class IB                                        -32.37%    -7.76%         3.21%
Putnam VT New Value - Class IB                                                -17.74%     0.14%         2.49%
Putnam VT Research - Class IB                                                 -24.21%      N/A         -3.78%
Putnam VT Utilities Growth and Income - Class IB                              -26.06%    -6.92%         2.44%
Putnam VT Vista - Class IB                                                    -32.45%    -6.44%        -2.39%
Putnam VT Voyager - Class IB                                                  -28.46%    -3.64%         6.03%
Franklin Growth and Income Securities - Class 2                               -10.58%     2.58%         8.39%
Franklin Small Cap Value Securities - Class 2                                 -11.51%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -14.01%     1.48%         3.99%
Templeton Developing Markets Securities - Class 2                             -2.57%     -7.89%        -12.22%
Templeton Foreign Securities - Class 2                                        -20.64%    -4.47%         5.33%
Oppenheimer Aggressive Growth - Service Class                                 -29.94%    -4.33%         4.16%
Oppenheimer Capital Appreciation - Service Class                              -29.01%    -0.21%         7.59%
Oppenheimer Global Securities - Service Class                                 -24.38%     2.85%         9.36%
Oppenheimer High Income - Service Class                                       -5.03%     -2.57%         4.12%
Oppenheimer Main Street - Service Class                                       -21.05%    -5.74%         6.13%
Oppenheimer Main Street Small Cap - Service Class                             -18.05%      N/A         -3.33%
Oppenheimer Multiple Strategies - Service Class                               -12.81%     0.46%         5.49%
Oppenheimer Strategic Bond - Service Class                                     4.51%      1.41%         3.13%
STI Capital Appreciation                                                      -23.90%    -1.01%         7.07%
STI Growth and Income                                                         -22.63%      N/A         -8.70%
STI International Equity                                                      -20.66%    -7.10%        -3.57%
STI Investment Grade Bond                                                      4.84%      3.50%         3.64%
STI Mid-Cap Equity                                                            -30.34%    -5.05%         1.01%
STI Small Cap Value Equity                                                    -3.60%      0.62%         0.00%
STI Value Income Stock                                                        -19.09%    -3.11%         3.86%
Van Kampen LIT Emerging Growth - Class II                                     -34.47%     0.63%         6.45%
Van Kampen LIT Growth and Income - Class II                                   -16.89%     2.56%         5.02%
Van Kampen UIF Active International Allocation - Class II                     -20.06%      N/A         -13.96%
Van Kampen UIF Emerging Markets Debt - Class II                                6.23%      1.56%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.41%      1.57%         3.93%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.09%      N/A         -1.77%
Putnam VT Global Asset Allocation - Class IB                                  -14.80%    -3.17%         4.12%
Putnam VT Growth and Income - Class IB                                        -21.14%    -3.33%         5.99%
Putnam VT Health Sciences - Class IB                                          -22.46%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -3.23%     -3.84%         2.84%
Putnam VT Income - Class IB                                                    5.21%      3.11%         4.02%
Putnam VT International Equity - Class IB                                     -19.84%    -0.14%         2.01%
Putnam VT Investors - Class IB                                                -25.92%      N/A         -9.57%
Putnam VT Money Market - Class IB                                             -1.35%      1.55%         1.66%
Putnam VT New Opportunities - Class IB                                        -32.44%    -7.85%         3.11%
Putnam VT New Value - Class IB                                                -17.82%     0.04%         2.38%
Putnam VT Research - Class IB                                                 -24.29%      N/A         -3.87%
Putnam VT Utilities Growth and Income - Class IB                              -26.13%    -7.02%         2.33%
Putnam VT Vista - Class IB                                                    -32.52%    -6.54%        -2.49%
Putnam VT Voyager - Class IB                                                  -28.53%    -3.74%         5.93%
Franklin Growth and Income Securities - Class 2                               -10.67%     2.48%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -11.60%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -14.10%     1.38%         3.88%
Templeton Developing Markets Securities - Class 2                             -2.67%     -7.99%        -12.31%
Templeton Foreign Securities - Class 2                                        -20.72%    -4.57%         5.23%
Oppenheimer Aggressive Growth - Service Class                                 -30.01%    -4.42%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -29.08%    -0.31%         7.48%
Oppenheimer Global Securities - Service Class                                 -24.45%     2.75%         9.25%
Oppenheimer High Income - Service Class                                       -5.13%     -2.66%         4.02%
Oppenheimer Main Street - Service Class                                       -21.13%    -5.83%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -18.14%      N/A         -3.43%
Oppenheimer Multiple Strategies - Service Class                               -12.89%     0.36%         5.38%
Oppenheimer Strategic Bond - Service Class                                     4.40%      1.31%         3.03%
STI Capital Appreciation                                                      -23.98%    -1.11%         6.96%
STI Growth and Income                                                         -22.71%      N/A         -8.80%
STI International Equity                                                      -20.74%    -7.20%        -3.67%
STI Investment Grade Bond                                                      4.73%      3.39%         3.54%
STI Mid-Cap Equity                                                            -30.41%    -5.15%         0.91%
STI Small Cap Value Equity                                                    -3.69%      0.52%        -0.10%
STI Value Income Stock                                                        -19.17%    -3.21%         3.76%
Van Kampen LIT Emerging Growth - Class II                                     -34.53%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -16.97%     2.45%         4.91%
Van Kampen UIF Active International Allocation - Class II                     -20.14%      N/A         -14.05%
Van Kampen UIF Emerging Markets Debt - Class II                                6.12%      1.46%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.51%      1.47%         3.82%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.14%      N/A         -1.82%
Putnam VT Global Asset Allocation - Class IB                                  -14.84%    -3.21%         4.07%
Putnam VT Growth and Income - Class IB                                        -21.18%    -3.38%         5.94%
Putnam VT Health Sciences - Class IB                                          -22.50%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -3.28%     -3.89%         2.79%
Putnam VT Income - Class IB                                                    5.16%      3.06%         3.96%
Putnam VT International Equity - Class IB                                     -19.88%    -0.19%         1.95%
Putnam VT Investors - Class IB                                                -25.96%      N/A         -9.61%
Putnam VT Money Market - Class IB                                             -1.40%      1.49%         1.60%
Putnam VT New Opportunities - Class IB                                        -32.47%    -7.90%         3.06%
Putnam VT New Value - Class IB                                                -17.86%    -0.01%         2.33%
Putnam VT Research - Class IB                                                 -24.33%      N/A         -3.92%
Putnam VT Utilities Growth and Income - Class IB                              -26.17%    -7.06%         2.28%
Putnam VT Vista - Class IB                                                    -32.55%    -6.58%        -2.54%
Putnam VT Voyager - Class IB                                                  -28.57%    -3.79%         5.87%
Franklin Growth and Income Securities - Class 2                               -10.71%     2.43%         8.22%
Franklin Small Cap Value Securities - Class 2                                 -11.65%      N/A         -2.32%
Mutual Shares Securities - Class II                                           -14.14%     1.33%         3.83%
Templeton Developing Markets Securities - Class 2                             -2.71%     -8.03%        -12.35%
Templeton Foreign Securities - Class 2                                        -20.76%    -4.62%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -30.05%    -4.47%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -29.12%    -0.36%         7.42%
Oppenheimer Global Securities - Service Class                                 -24.49%     2.69%         9.19%
Oppenheimer High Income - Service Class                                       -5.18%     -2.71%         3.96%
Oppenheimer Main Street - Service Class                                       -21.17%    -5.88%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -18.18%      N/A         -3.47%
Oppenheimer Multiple Strategies - Service Class                               -12.94%     0.31%         5.33%
Oppenheimer Strategic Bond - Service Class                                     4.35%      1.26%         2.98%
STI Capital Appreciation                                                      -24.02%    -1.16%         6.91%
STI Growth and Income                                                         -22.75%      N/A         -8.84%
STI International Equity                                                      -20.78%    -7.24%        -3.72%
STI Investment Grade Bond                                                      4.68%      3.34%         3.48%
STI Mid-Cap Equity                                                            -30.45%    -5.19%         0.86%
STI Small Cap Value Equity                                                    -3.74%      0.47%        -0.15%
STI Value Income Stock                                                        -19.21%    -3.26%         3.71%
Van Kampen LIT Emerging Growth - Class II                                     -34.57%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -17.01%     2.40%         4.86%
Van Kampen UIF Active International Allocation - Class II                     -20.18%      N/A         -14.09%
Van Kampen UIF Emerging Markets Debt - Class II                                6.07%      1.41%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.56%      1.42%         3.77%



(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.18%      N/A         -1.87%
Putnam VT Global Asset Allocation - Class IB                                  -14.88%    -3.26%         4.02%
Putnam VT Growth and Income - Class IB                                        -21.21%    -3.42%         5.89%
Putnam VT Health Sciences - Class IB                                          -22.54%      N/A         -4.05%
Putnam VT High Yield - Class IB                                               -3.33%     -3.94%         2.74%
Putnam VT Income - Class IB                                                    5.10%      3.01%         3.91%
Putnam VT International Equity - Class IB                                     -19.92%    -0.24%         1.90%
Putnam VT Investors - Class IB                                                -26.00%      N/A         -9.66%
Putnam VT Money Market - Class IB                                             -1.45%      1.44%         1.55%
Putnam VT New Opportunities - Class IB                                        -32.50%    -7.94%         3.01%
Putnam VT New Value - Class IB                                                -17.90%    -0.06%         2.28%
Putnam VT Research - Class IB                                                 -24.37%      N/A         -3.97%
Putnam VT Utilities Growth and Income - Class IB                              -26.21%    -7.11%         2.23%
Putnam VT Vista - Class IB                                                    -32.59%    -6.63%        -2.59%
Putnam VT Voyager - Class IB                                                  -28.60%    -3.84%         5.82%
Franklin Growth and Income Securities - Class 2                               -10.76%     2.37%         8.17%
Franklin Small Cap Value Securities - Class 2                                 -11.69%      N/A         -2.37%
Mutual Shares Securities - Class II                                           -14.19%     1.27%         3.78%
Templeton Developing Markets Securities - Class 2                             -2.76%     -8.08%        -12.40%
Templeton Foreign Securities - Class 2                                        -20.80%    -4.67%         5.12%
Oppenheimer Aggressive Growth - Service Class                                 -30.08%    -4.52%         3.95%
Oppenheimer Capital Appreciation - Service Class                              -29.15%    -0.41%         7.37%
Oppenheimer Global Securities - Service Class                                 -24.53%     2.64%         9.14%
Oppenheimer High Income - Service Class                                       -5.22%     -2.76%         3.91%
Oppenheimer Main Street - Service Class                                       -21.21%    -5.93%         5.91%
Oppenheimer Main Street Small Cap - Service Class                             -18.22%      N/A         -3.52%
Oppenheimer Multiple Strategies - Service Class                               -12.98%     0.26%         5.28%
Oppenheimer Strategic Bond - Service Class                                     4.30%      1.20%         2.92%
STI Capital Appreciation                                                      -24.06%    -1.21%         6.85%
STI Growth and Income                                                         -22.79%      N/A         -8.89%
STI International Equity                                                      -20.82%    -7.29%        -3.77%
STI Investment Grade Bond                                                      4.63%      3.29%         3.43%
STI Mid-Cap Equity                                                            -30.48%    -5.24%         0.80%
STI Small Cap Value Equity                                                    -3.79%      0.41%        -0.21%
STI Value Income Stock                                                        -19.25%    -3.31%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -34.60%     0.42%         6.24%
Van Kampen LIT Growth and Income - Class II                                   -17.06%     2.35%         4.80%
Van Kampen UIF Active International Allocation - Class II                     -20.22%      N/A         -14.13%
Van Kampen UIF Emerging Markets Debt - Class II                                6.01%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.60%      1.37%         3.72%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.23%      N/A         -1.92%
Putnam VT Global Asset Allocation - Class IB                                  -14.92%    -3.31%         3.96%
Putnam VT Growth and Income - Class IB                                        -21.25%    -3.47%         5.83%
Putnam VT Health Sciences - Class IB                                          -22.58%      N/A         -4.10%
Putnam VT High Yield - Class IB                                               -3.38%     -3.98%         2.68%
Putnam VT Income - Class IB                                                    5.05%      2.96%         3.86%
Putnam VT International Equity - Class IB                                     -19.96%    -0.29%         1.85%
Putnam VT Investors - Class IB                                                -26.04%      N/A         -9.71%
Putnam VT Money Market - Class IB                                             -1.50%      1.39%         1.50%
Putnam VT New Opportunities - Class IB                                        -32.54%    -7.99%         2.95%
Putnam VT New Value - Class IB                                                -17.94%    -0.11%         2.23%
Putnam VT Research - Class IB                                                 -24.40%      N/A         -4.02%
Putnam VT Utilities Growth and Income - Class IB                              -26.25%    -7.16%         2.18%
Putnam VT Vista - Class IB                                                    -32.62%    -6.68%        -2.64%
Putnam VT Voyager - Class IB                                                  -28.64%    -3.89%         5.76%
Franklin Growth and Income Securities - Class 2                               -10.80%     2.32%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -11.73%      N/A         -2.42%
Mutual Shares Securities - Class II                                           -14.23%     1.22%         3.72%
Templeton Developing Markets Securities - Class 2                             -2.81%     -8.13%        -12.45%
Templeton Foreign Securities - Class 2                                        -20.84%    -4.71%         5.07%
Oppenheimer Aggressive Growth - Service Class                                 -30.12%    -4.57%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -29.19%    -0.46%         7.31%
Oppenheimer Global Securities - Service Class                                 -24.57%     2.59%         9.08%
Oppenheimer High Income - Service Class                                       -5.27%     -2.81%         3.86%
Oppenheimer Main Street - Service Class                                       -21.25%    -5.98%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -18.26%      N/A         -3.57%
Oppenheimer Multiple Strategies - Service Class                               -13.03%     0.21%         5.22%
Oppenheimer Strategic Bond - Service Class                                     4.24%      1.15%         2.87%
STI Capital Appreciation                                                      -24.09%    -1.26%         6.80%
STI Growth and Income                                                         -22.83%      N/A         -8.93%
STI International Equity                                                      -20.86%    -7.34%        -3.82%
STI Investment Grade Bond                                                      4.58%      3.24%         3.38%
STI Mid-Cap Equity                                                            -30.52%    -5.29%         0.75%
STI Small Cap Value Equity                                                    -3.84%      0.36%        -0.26%
STI Value Income Stock                                                        -19.29%    -3.36%         3.60%
Van Kampen LIT Emerging Growth - Class II                                     -34.63%     0.37%         6.19%
Van Kampen LIT Growth and Income - Class II                                   -17.10%     2.30%         4.75%
Van Kampen UIF Active International Allocation - Class II                     -20.26%      N/A         -14.18%
Van Kampen UIF Emerging Markets Debt - Class II                                5.96%      1.30%         0.97%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.65%      1.32%         3.66%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.27%      N/A         -1.97%
Putnam VT Global Asset Allocation - Class IB                                  -14.97%    -3.36%         3.91%
Putnam VT Growth and Income - Class IB                                        -21.29%    -3.52%         5.78%
Putnam VT Health Sciences - Class IB                                          -22.62%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -3.43%     -4.03%         2.63%
Putnam VT Income - Class IB                                                    5.00%      2.90%         3.81%
Putnam VT International Equity - Class IB                                     -20.00%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -26.07%      N/A         -9.75%
Putnam VT Money Market - Class IB                                             -1.55%      1.34%         1.45%
Putnam VT New Opportunities - Class IB                                        -32.57%    -8.04%         2.90%
Putnam VT New Value - Class IB                                                -17.98%    -0.16%         2.18%
Putnam VT Research - Class IB                                                 -24.44%      N/A         -4.07%
Putnam VT Utilities Growth and Income - Class IB                              -26.28%    -7.21%         2.12%
Putnam VT Vista - Class IB                                                    -32.66%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -28.68%    -3.94%         5.71%
Franklin Growth and Income Securities - Class 2                               -10.85%     2.27%         8.06%
Franklin Small Cap Value Securities - Class 2                                 -11.78%      N/A         -2.47%
Mutual Shares Securities - Class II                                           -14.27%     1.17%         3.67%
Templeton Developing Markets Securities - Class 2                             -2.86%     -8.17%        -12.49%
Templeton Foreign Securities - Class 2                                        -20.88%    -4.76%         5.01%
Oppenheimer Aggressive Growth - Service Class                                 -30.15%    -4.62%         3.84%
Oppenheimer Capital Appreciation - Service Class                              -29.22%    -0.51%         7.26%
Oppenheimer Global Securities - Service Class                                 -24.60%     2.54%         9.03%
Oppenheimer High Income - Service Class                                       -5.32%     -2.86%         3.81%
Oppenheimer Main Street - Service Class                                       -21.29%    -6.02%         5.81%
Oppenheimer Main Street Small Cap - Service Class                             -18.30%      N/A         -3.62%
Oppenheimer Multiple Strategies - Service Class                               -13.07%     0.16%         5.17%
Oppenheimer Strategic Bond - Service Class                                     4.19%      1.10%         2.82%
STI Capital Appreciation                                                      -24.13%    -1.31%         6.75%
STI Growth and Income                                                         -22.86%      N/A         -8.98%
STI International Equity                                                      -20.90%    -7.39%        -3.87%
STI Investment Grade Bond                                                      4.52%      3.18%         3.33%
STI Mid-Cap Equity                                                            -30.55%    -5.34%         0.70%
STI Small Cap Value Equity                                                    -3.89%      0.31%        -0.31%
STI Value Income Stock                                                        -19.34%    -3.40%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -34.67%     0.32%         6.13%
Van Kampen LIT Growth and Income - Class II                                   -17.14%     2.25%         4.70%
Van Kampen UIF Active International Allocation - Class II                     -20.30%      N/A         -14.22%
Van Kampen UIF Emerging Markets Debt - Class II                                5.91%      1.25%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.70%      1.26%         3.61%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.36%      N/A         -2.07%
Putnam VT Global Asset Allocation - Class IB                                  -15.05%    -3.46%         3.80%
Putnam VT Growth and Income - Class IB                                        -21.37%    -3.62%         5.67%
Putnam VT Health Sciences - Class IB                                          -22.70%      N/A         -4.24%
Putnam VT High Yield - Class IB                                               -3.52%     -4.13%         2.53%
Putnam VT Income - Class IB                                                    4.89%      2.80%         3.70%
Putnam VT International Equity - Class IB                                     -20.09%    -0.44%         1.70%
Putnam VT Investors - Class IB                                                -26.15%      N/A         -9.84%
Putnam VT Money Market - Class IB                                             -1.65%      1.24%         1.34%
Putnam VT New Opportunities - Class IB                                        -32.64%    -8.13%         2.80%
Putnam VT New Value - Class IB                                                -18.07%    -0.26%         2.07%
Putnam VT Research - Class IB                                                 -24.52%      N/A         -4.17%
Putnam VT Utilities Growth and Income - Class IB                              -26.36%    -7.30%         2.02%
Putnam VT Vista - Class IB                                                    -32.72%    -6.82%        -2.78%
Putnam VT Voyager - Class IB                                                  -28.75%    -4.03%         5.60%
Franklin Growth and Income Securities - Class 2                               -10.94%     2.17%         7.95%
Franklin Small Cap Value Securities - Class 2                                 -11.87%      N/A         -2.57%
Mutual Shares Securities - Class II                                           -14.36%     1.07%         3.57%
Templeton Developing Markets Securities - Class 2                             -2.96%     -8.27%        -12.58%
Templeton Foreign Securities - Class 2                                        -20.96%    -4.86%         4.91%
Oppenheimer Aggressive Growth - Service Class                                 -30.22%    -4.71%         3.74%
Oppenheimer Capital Appreciation - Service Class                              -29.30%    -0.61%         7.15%
Oppenheimer Global Securities - Service Class                                 -24.68%     2.43%         8.92%
Oppenheimer High Income - Service Class                                       -5.41%     -2.96%         3.70%
Oppenheimer Main Street - Service Class                                       -21.37%    -6.12%         5.70%
Oppenheimer Main Street Small Cap - Service Class                             -18.38%      N/A         -3.72%
Oppenheimer Multiple Strategies - Service Class                               -13.16%     0.06%         5.06%
Oppenheimer Strategic Bond - Service Class                                     4.09%      1.00%         2.71%
STI Capital Appreciation                                                      -24.21%    -1.41%         6.64%
STI Growth and Income                                                         -22.94%      N/A         -9.07%
STI International Equity                                                      -20.98%    -7.48%        -3.97%
STI Investment Grade Bond                                                      4.42%      3.08%         3.22%
STI Mid-Cap Equity                                                            -30.62%    -5.44%         0.60%
STI Small Cap Value Equity                                                    -3.98%      0.21%        -0.41%
STI Value Income Stock                                                        -19.42%    -3.50%         3.44%
Van Kampen LIT Emerging Growth - Class II                                     -34.73%     0.22%         6.03%
Van Kampen LIT Growth and Income - Class II                                   -17.22%     2.14%         4.59%
Van Kampen UIF Active International Allocation - Class II                     -20.38%      N/A         -14.31%
Van Kampen UIF Emerging Markets Debt - Class II                                5.80%      1.15%         0.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.80%      1.16%         3.51%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.41%      N/A         -2.12%
Putnam VT Global Asset Allocation - Class IB                                  -15.10%    -3.51%         3.75%
Putnam VT Growth and Income - Class IB                                        -21.41%    -3.67%         5.62%
Putnam VT Health Sciences - Class IB                                          -22.74%      N/A         -4.29%
Putnam VT High Yield - Class IB                                               -3.57%     -4.18%         2.47%
Putnam VT Income - Class IB                                                    4.84%      2.75%         3.65%
Putnam VT International Equity - Class IB                                     -20.13%    -0.49%         1.64%
Putnam VT Investors - Class IB                                                -26.19%      N/A         -9.89%
Putnam VT Money Market - Class IB                                             -1.70%      1.19%         1.29%
Putnam VT New Opportunities - Class IB                                        -32.67%    -8.18%         2.74%
Putnam VT New Value - Class IB                                                -18.11%    -0.31%         2.02%
Putnam VT Research - Class IB                                                 -24.56%      N/A         -4.21%
Putnam VT Utilities Growth and Income - Class IB                              -26.40%    -7.35%         1.97%
Putnam VT Vista - Class IB                                                    -32.76%    -6.87%        -2.83%
Putnam VT Voyager - Class IB                                                  -28.78%    -4.08%         5.55%
Franklin Growth and Income Securities - Class 2                               -10.98%     2.12%         7.89%
Franklin Small Cap Value Securities - Class 2                                 -11.91%      N/A         -2.62%
Mutual Shares Securities - Class II                                           -14.40%     1.02%         3.51%
Templeton Developing Markets Securities - Class 2                             -3.01%     -8.31%        -12.63%
Templeton Foreign Securities - Class 2                                        -21.00%    -4.91%         4.85%
Oppenheimer Aggressive Growth - Service Class                                 -30.26%    -4.76%         3.68%
Oppenheimer Capital Appreciation - Service Class                              -29.33%    -0.66%         7.10%
Oppenheimer Global Securities - Service Class                                 -24.72%     2.38%         8.86%
Oppenheimer High Income - Service Class                                       -5.46%     -3.01%         3.65%
Oppenheimer Main Street - Service Class                                       -21.41%    -6.17%         5.65%
Oppenheimer Main Street Small Cap - Service Class                             -18.43%      N/A         -3.77%
Oppenheimer Multiple Strategies - Service Class                               -13.20%     0.00%         5.01%
Oppenheimer Strategic Bond - Service Class                                     4.03%      0.95%         2.66%
STI Capital Appreciation                                                      -24.25%    -1.46%         6.58%
STI Growth and Income                                                         -22.98%      N/A         -9.12%
STI International Equity                                                      -21.02%    -7.53%        -4.02%
STI Investment Grade Bond                                                      4.37%      3.03%         3.17%
STI Mid-Cap Equity                                                            -30.66%    -5.48%         0.55%
STI Small Cap Value Equity                                                    -4.03%      0.16%        -0.46%
STI Value Income Stock                                                        -19.46%    -3.55%         3.39%
Van Kampen LIT Emerging Growth - Class II                                     -34.77%     0.17%         5.97%
Van Kampen LIT Growth and Income - Class II                                   -17.26%     2.09%         4.54%
Van Kampen UIF Active International Allocation - Class II                     -20.42%      N/A         -14.35%
Van Kampen UIF Emerging Markets Debt - Class II                                5.75%      1.10%         0.76%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.85%      1.11%         3.45%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -11.54%      N/A         -2.27%
Putnam VT Global Asset Allocation - Class IB                                  -15.22%    -3.66%         3.59%
Putnam VT Growth and Income - Class IB                                        -21.53%    -3.82%         5.46%
Putnam VT Health Sciences - Class IB                                          -22.85%      N/A         -4.44%
Putnam VT High Yield - Class IB                                               -3.72%     -4.33%         2.32%
Putnam VT Income - Class IB                                                    4.68%      2.59%         3.49%
Putnam VT International Equity - Class IB                                     -20.25%    -0.64%         1.49%
Putnam VT Investors - Class IB                                                -26.30%      N/A         -10.03%
Putnam VT Money Market - Class IB                                             -1.85%      1.03%         1.13%
Putnam VT New Opportunities - Class IB                                        -32.78%    -8.32%         2.59%
Putnam VT New Value - Class IB                                                -18.23%    -0.47%         1.87%
Putnam VT Research - Class IB                                                 -24.67%      N/A         -4.36%
Putnam VT Utilities Growth and Income - Class IB                              -26.51%    -7.49%         1.81%
Putnam VT Vista - Class IB                                                    -32.86%    -7.01%        -2.98%
Putnam VT Voyager - Class IB                                                  -28.89%    -4.23%         5.39%
Franklin Growth and Income Securities - Class 2                               -11.12%     1.96%         7.73%
Franklin Small Cap Value Securities - Class 2                                 -12.05%      N/A         -2.77%
Mutual Shares Securities - Class II                                           -14.53%     0.86%         3.36%
Templeton Developing Markets Securities - Class 2                             -3.15%     -8.46%        -12.77%
Templeton Foreign Securities - Class 2                                        -21.12%    -5.05%         4.70%
Oppenheimer Aggressive Growth - Service Class                                 -30.37%    -4.91%         3.52%
Oppenheimer Capital Appreciation - Service Class                              -29.44%    -0.81%         6.93%
Oppenheimer Global Securities - Service Class                                 -24.83%     2.23%         8.70%
Oppenheimer High Income - Service Class                                       -5.60%     -3.16%         3.49%
Oppenheimer Main Street - Service Class                                       -21.52%    -6.31%         5.49%
Oppenheimer Main Street Small Cap - Service Class                             -18.55%      N/A         -3.92%
Oppenheimer Multiple Strategies - Service Class                               -13.33%    -0.15%         4.85%
Oppenheimer Strategic Bond - Service Class                                     3.88%      0.79%         2.50%
STI Capital Appreciation                                                      -24.36%    -1.61%         6.42%
STI Growth and Income                                                         -23.10%      N/A         -9.26%
STI International Equity                                                      -21.14%    -7.67%        -4.16%
STI Investment Grade Bond                                                      4.21%      2.87%         3.01%
STI Mid-Cap Equity                                                            -30.76%    -5.63%         0.40%
STI Small Cap Value Equity                                                    -4.18%      0.01%        -0.61%
STI Value Income Stock                                                        -19.58%    -3.70%         3.23%
Van Kampen LIT Emerging Growth - Class II                                     -34.86%     0.02%         5.81%
Van Kampen LIT Growth and Income - Class II                                   -17.39%     1.94%         4.38%
Van Kampen UIF Active International Allocation - Class II                     -20.54%      N/A         -14.48%
Van Kampen UIF Emerging Markets Debt - Class II                                5.59%      0.94%         0.61%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -3.99%      0.96%         3.30%



Adjusted Historical Total Returns Method 2

Set out below are the adjusted historical total returns for each Variable Sub-Account using Method 2 for the periods ended December 31, 2002. Adjusted historical total returns using Method 2 are not shown for the Van Kampen UIF Small Company Growth Variable Sub-Account, as the Portfolio underlying that Variable Sub-Account commenced operations on May 1, 2003. The adjusted historical total returns shown below reflect the $30 annual contract maintenance charge.

Variable Sub-Account                                                             Inception Date
                                                                           of Corresponding Portfolio
Putnam VT The George Putnam Fund of Boston - Class IB*                              04/30/98
Putnam VT Global Asset Allocation - Class IB*                                       02/01/88
Putnam VT Growth and Income - Class IB*                                             02/01/88
Putnam VT Health Sciences - Class IB*                                               04/30/98
Putnam VT High Yield - Class IB*                                                    02/01/88
Putnam VT Income - Class IB*                                                        02/01/88
Putnam VT International Equity - Class IB*                                          01/02/97
Putnam VT Investors - Class IB*                                                     04/30/98
Putnam VT Money Market - Class IB*                                                  02/01/88
Putnam VT New Opportunities - Class IB*                                             05/02/94
Putnam VT New Value - Class IB*                                                     01/02/97
Putnam VT Research - Class IB*                                                      09/29/98
Putnam VT Utilities Growth and Income - Class IB*                                   05/01/92
Putnam VT Vista - Class IB*                                                         01/02/97
Putnam VT Voyager - Class IB*                                                       02/01/88
Franklin Growth and Income Securities - Class 2**                                   01/24/89
Franklin Small Cap Value Securities - Class 2**                                     04/30/98
Mutual Shares Securities - Class II**                                               11/08/96
Templeton Developing Markets Securities - Class 2**                                 03/04/96
Templeton Foreign Securities - Class 2**                                            05/01/92
Oppenheimer Aggressive Growth - Service Class***                                    02/18/88
Oppenheimer Capital Appreciation - Service Class***                                 04/03/85
Oppenheimer Global Securities - Service Class***                                    11/12/90
Oppenheimer High Income - Service Class***                                          04/30/86
Oppenheimer Main Street - Service Class***                                          07/05/95
Oppenheimer Main Street Small Cap - Service Class***                                05/01/98
Oppenheimer Multiple Strategies - Service Class***                                  02/09/87
Oppenheimer Strategic Bond - Service Class***                                       05/03/93
STI Capital Appreciation                                                            10/02/95
STI Growth and Income                                                               12/31/99
STI International Equity                                                            11/07/96
STI Investment Grade Bond                                                           10/02/95
STI Mid-Cap Equity                                                                  10/02/95
STI Small Cap Value Equity                                                          10/21/97
STI Value Income Stock                                                              10/02/95
Van Kampen LIT Emerging Growth - Class II****                                       07/03/95
Van Kampen LIT Growth and Income - Class II****                                     12/23/96
Van Kampen UIF Active International Allocation-Class II*****                        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II*****                                06/16/97
Van Kampen UIF Small Company Growth - Class II                                      05/01/03
Van Kampen UIF U.S. Real Estate - Class II*****                                     03/03/97



* Each of the Portfolios (Class IB shares) corresponding to the Variable Sub-Accounts commenced operations on April 30, 1998, except for the Putnam VT Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios Class IB shares, the performance shown is based on the historical performance of the Portfolios Class IA shares, adjusted to reflect the current expenses of the Portfolios Class IB shares. The inception dates for the Portfolios are shown in the above table.

** Each of the Portfolios (Class 2 shares) corresponding to these Variable Sub-Accounts were first offered on January 6, 1999, except for the Templeton Developing Markets Securities Fund and Templeton Foreign Securities
Fund, which were first offered on May 1, 1997. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1 shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class 2).

*** Each of the Portfolios (Service Class) were first offered on October 16, 2000, except for the Oppenheimer Capital Appreciation Fund which was first offered on September 18, 2001, the Oppenheimer Strategic Bond Fund which was first offered on March 16, 2001, the Oppenheimer High Income Fund which was first offered on September 12, 2001, the Oppenheimer Main Street Small Cap Fund which was first offered on July 16, 2001, and the Oppenheimer Multiple Strategies Fund which was first offered on April 30, 2002. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's non 12b-1 class, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Service Class).

**** The Van Kampen LIT Emerging Growth Portfolio and the Van Kampen LIT Growth and Income Portfolio (Class II Shares) were first offered on September 18, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolio's Class I shares, adjusted to reflect the current 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).

***** The Portfolios' Class II shares (12b-1 class) were first offered on 11/15/02 for Active International Allocation Portfolio, 12/19/02 for Emerging Markets Debt Portfolio, and 11/5/02 for U.S. Real Estate Portfolio. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class I shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares (Class II).


(Without any optional benefits)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.35%      N/A         -1.43%
Putnam VT Global Asset Allocation - Class IB                                  -19.07%    -2.32%         4.87%
Putnam VT Growth and Income - Class IB                                        -25.43%    -2.49%         6.72%
Putnam VT Health Sciences - Class IB                                          -26.77%      N/A         -3.71%
Putnam VT High Yield - Class IB                                               -7.46%     -2.92%         3.63%
Putnam VT Income - Class IB                                                    1.02%      3.99%         4.84%
Putnam VT International Equity - Class IB                                     -24.14%     0.64%         2.77%
Putnam VT Investors - Class IB                                                -30.24%      N/A         -9.49%
Putnam VT Money Market - Class IB                                             -5.57%      2.42%         2.52%
Putnam VT New Opportunities - Class IB                                        -36.78%    -7.07%         3.82%
Putnam VT New Value - Class IB                                                -22.10%     0.89%         3.20%
Putnam VT Research - Class IB                                                 -28.60%      N/A         -3.68%
Putnam VT Utilities Growth and Income - Class IB                              -30.45%    -6.18%         3.08%
Putnam VT Vista - Class IB                                                    -36.86%    -5.76%        -1.74%
Putnam VT Voyager - Class IB                                                  -32.86%    -2.97%         6.63%
Franklin Growth and Income Securities - Class 2                               -14.93%     3.33%         9.03%
Franklin Small Cap Value Securities - Class 2                                 -15.86%      N/A         -1.86%
Mutual Shares Securities - Class II                                           -18.37%     2.23%         4.77%
Templeton Developing Markets Securities - Class 2                             -6.89%     -7.04%        -11.14%
Templeton Foreign Securities - Class 2                                        -25.01%    -3.74%         5.92%
Oppenheimer Aggressive Growth - Service Class                                 -34.35%    -3.66%         4.76%
Oppenheimer Capital Appreciation - Service Class                              -33.41%     0.46%         8.20%
Oppenheimer Global Securities - Service Class                                 -28.76%     3.52%         9.93%
Oppenheimer High Income - Service Class                                       -9.36%     -1.77%         4.78%
Oppenheimer Main Street - Service Class                                       -25.43%    -4.98%         6.75%
Oppenheimer Main Street Small Cap - Service Class                             -22.42%      N/A         -3.15%
Oppenheimer Multiple Strategies - Service Class                               -17.16%     1.21%         6.15%
Oppenheimer Strategic Bond - Service Class                                     0.21%      2.20%         3.88%
STI Capital Appreciation                                                      -28.29%    -0.32%         7.73%
STI Growth and Income                                                         -27.01%      N/A         -9.30%
STI International Equity                                                      -25.04%    -6.34%        -2.79%
STI Investment Grade Bond                                                      0.54%      4.27%         4.44%
STI Mid-Cap Equity                                                            -34.75%    -4.31%         1.73%
STI Small Cap Value Equity                                                    -7.92%      1.45%         0.92%
STI Value Income Stock                                                        -23.46%    -2.35%         4.57%
Van Kampen LIT Emerging Growth - Class II                                     -38.89%     1.24%         7.07%
Van Kampen LIT Growth and Income - Class II                                   -21.25%     3.26%         5.77%
Van Kampen UIF Active International Allocation - Class II                     -24.43%      N/A         -14.54%
Van Kampen UIF Emerging Markets Debt - Class II                                1.93%      2.41%         2.11%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -7.74%      2.38%         4.70%



(With the MAV Death Benefit Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.53%      N/A         -1.64%
Putnam VT Global Asset Allocation - Class IB                                  -19.24%    -2.52%         4.66%
Putnam VT Growth and Income - Class IB                                        -25.59%    -2.69%         6.51%
Putnam VT Health Sciences - Class IB                                          -26.92%      N/A         -3.91%
Putnam VT High Yield - Class IB                                               -7.65%     -3.11%         3.42%
Putnam VT Income - Class IB                                                    0.81%      3.79%         4.63%
Putnam VT International Equity - Class IB                                     -24.30%     0.44%         2.56%
Putnam VT Investors - Class IB                                                -30.39%      N/A         -9.68%
Putnam VT Money Market - Class IB                                             -5.77%      2.21%         2.31%
Putnam VT New Opportunities - Class IB                                        -36.92%    -7.26%         3.61%
Putnam VT New Value - Class IB                                                -22.27%     0.69%         2.99%
Putnam VT Research - Class IB                                                 -28.75%      N/A         -3.88%
Putnam VT Utilities Growth and Income - Class IB                              -30.60%    -6.37%         2.87%
Putnam VT Vista - Class IB                                                    -37.00%    -5.95%        -1.94%
Putnam VT Voyager - Class IB                                                  -33.00%    -3.17%         6.41%
Franklin Growth and Income Securities - Class 2                               -15.11%     3.12%         8.81%
Franklin Small Cap Value Securities - Class 2                                 -16.04%      N/A         -2.06%
Mutual Shares Securities - Class II                                           -18.54%     2.03%         4.56%
Templeton Developing Markets Securities - Class 2                             -7.09%     -7.22%        -11.32%
Templeton Foreign Securities - Class 2                                        -25.18%    -3.93%         5.71%
Oppenheimer Aggressive Growth - Service Class                                 -34.49%    -3.85%         4.55%
Oppenheimer Capital Appreciation - Service Class                              -33.55%     0.26%         7.98%
Oppenheimer Global Securities - Service Class                                 -28.92%     3.31%         9.71%
Oppenheimer High Income - Service Class                                       -9.55%     -1.97%         4.57%
Oppenheimer Main Street - Service Class                                       -25.59%    -5.17%         6.54%
Oppenheimer Main Street Small Cap - Service Class                             -22.59%      N/A         -3.35%
Oppenheimer Multiple Strategies - Service Class                               -17.34%     1.00%         5.93%
Oppenheimer Strategic Bond - Service Class                                     0.00%      1.99%         3.68%
STI Capital Appreciation                                                      -28.44%    -0.51%         7.51%
STI Growth and Income                                                         -27.17%      N/A         -9.49%
STI International Equity                                                      -25.20%    -6.53%        -2.99%
STI Investment Grade Bond                                                      0.33%      4.06%         4.24%
STI Mid-Cap Equity                                                            -34.89%    -4.50%         1.52%
STI Small Cap Value Equity                                                    -8.12%      1.25%         0.72%
STI Value Income Stock                                                        -23.63%    -2.55%         4.36%
Van Kampen LIT Emerging Growth - Class II                                     -39.02%     1.04%         6.86%
Van Kampen LIT Growth and Income - Class II                                   -21.42%     3.05%         5.56%
Van Kampen UIF Active International Allocation - Class II                     -24.60%      N/A         -14.72%
Van Kampen UIF Emerging Markets Debt - Class II                                1.72%      2.21%         1.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -7.93%      2.18%         4.49%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.58%      N/A         -1.69%
Putnam VT Global Asset Allocation - Class IB                                  -19.28%    -2.57%         4.61%
Putnam VT Growth and Income - Class IB                                        -25.63%    -2.74%         6.45%
Putnam VT Health Sciences - Class IB                                          -26.96%      N/A         -3.95%
Putnam VT High Yield - Class IB                                               -7.70%     -3.16%         3.37%
Putnam VT Income - Class IB                                                    0.75%      3.73%         4.58%
Putnam VT International Equity - Class IB                                     -24.34%     0.39%         2.51%
Putnam VT Investors - Class IB                                                -30.43%      N/A         -9.72%
Putnam VT Money Market - Class IB                                             -5.82%      2.16%         2.26%
Putnam VT New Opportunities - Class IB                                        -36.95%    -7.31%         3.56%
Putnam VT New Value - Class IB                                                -22.31%     0.64%         2.94%
Putnam VT Research - Class IB                                                 -28.79%      N/A         -3.93%
Putnam VT Utilities Growth and Income - Class IB                              -30.64%    -6.42%         2.82%
Putnam VT Vista - Class IB                                                    -37.03%    -6.00%        -1.99%
Putnam VT Voyager - Class IB                                                  -33.04%    -3.21%         6.36%
Franklin Growth and Income Securities - Class 2                               -15.15%     3.07%         8.76%
Franklin Small Cap Value Securities - Class 2                                 -16.08%      N/A         -2.11%
Mutual Shares Securities - Class II                                           -18.59%     1.98%         4.50%
Templeton Developing Markets Securities - Class 2                             -7.13%     -7.27%        -11.36%
Templeton Foreign Securities - Class 2                                        -25.22%    -3.98%         5.66%
Oppenheimer Aggressive Growth - Service Class                                 -34.52%    -3.90%         4.50%
Oppenheimer Capital Appreciation - Service Class                              -33.59%     0.21%         7.93%
Oppenheimer Global Securities - Service Class                                 -28.95%     3.26%         9.66%
Oppenheimer High Income - Service Class                                       -9.60%     -2.01%         4.52%
Oppenheimer Main Street - Service Class                                       -25.63%    -5.22%         6.48%
Oppenheimer Main Street Small Cap - Service Class                             -22.63%      N/A         -3.40%
Oppenheimer Multiple Strategies - Service Class                               -17.38%     0.95%         5.88%
Oppenheimer Strategic Bond - Service Class                                    -0.06%      1.94%         3.62%
STI Capital Appreciation                                                      -28.48%    -0.56%         7.46%
STI Growth and Income                                                         -27.21%      N/A         -9.54%
STI International Equity                                                      -25.24%    -6.58%        -3.04%
STI Investment Grade Bond                                                      0.28%      4.01%         4.18%
STI Mid-Cap Equity                                                            -34.93%    -4.55%         1.47%
STI Small Cap Value Equity                                                    -8.17%      1.20%         0.67%
STI Value Income Stock                                                        -23.67%    -2.60%         4.31%
Van Kampen LIT Emerging Growth - Class II                                     -39.05%     0.98%         6.80%
Van Kampen LIT Growth and Income - Class II                                   -21.46%     3.00%         5.51%
Van Kampen UIF Active International Allocation - Class II                     -24.64%      N/A         -14.76%
Van Kampen UIF Emerging Markets Debt - Class II                                1.66%      2.16%         1.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -7.98%      2.13%         4.44%



(With the Enhanced Beneficiary Protection (Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.62%      N/A         -1.74%
Putnam VT Global Asset Allocation - Class IB                                  -19.33%    -2.62%         4.56%
Putnam VT Growth and Income - Class IB                                        -25.67%    -2.78%         6.40%
Putnam VT Health Sciences - Class IB                                          -27.00%      N/A         -4.00%
Putnam VT High Yield - Class IB                                               -7.75%     -3.21%         3.31%
Putnam VT Income - Class IB                                                    0.70%      3.68%         4.53%
Putnam VT International Equity - Class IB                                     -24.38%     0.34%         2.46%
Putnam VT Investors - Class IB                                                -30.47%      N/A         -9.77%
Putnam VT Money Market - Class IB                                             -5.87%      2.11%         2.21%
Putnam VT New Opportunities - Class IB                                        -36.98%    -7.35%         3.50%
Putnam VT New Value - Class IB                                                -22.35%     0.59%         2.89%
Putnam VT Research - Class IB                                                 -28.83%      N/A         -3.98%
Putnam VT Utilities Growth and Income - Class IB                              -30.68%    -6.46%         2.77%
Putnam VT Vista - Class IB                                                    -37.07%    -6.04%        -2.04%
Putnam VT Voyager - Class IB                                                  -33.08%    -3.26%         6.31%
Franklin Growth and Income Securities - Class 2                               -15.20%     3.02%         8.70%
Franklin Small Cap Value Securities - Class 2                                 -16.13%      N/A         -2.17%
Mutual Shares Securities - Class II                                           -18.63%     1.92%         4.45%
Templeton Developing Markets Securities - Class 2                             -7.18%     -7.32%        -11.41%
Templeton Foreign Securities - Class 2                                        -25.26%    -4.03%         5.61%
Oppenheimer Aggressive Growth - Service Class                                 -34.56%    -3.94%         4.45%
Oppenheimer Capital Appreciation - Service Class                              -33.63%     0.16%         7.87%
Oppenheimer Global Securities - Service Class                                 -28.99%     3.20%         9.60%
Oppenheimer High Income - Service Class                                       -9.65%     -2.06%         4.47%
Oppenheimer Main Street - Service Class                                       -25.67%    -5.27%         6.43%
Oppenheimer Main Street Small Cap - Service Class                             -22.67%      N/A         -3.45%
Oppenheimer Multiple Strategies - Service Class                               -17.42%     0.90%         5.83%
Oppenheimer Strategic Bond - Service Class                                    -0.11%      1.89%         3.57%
STI Capital Appreciation                                                      -28.52%    -0.61%         7.41%
STI Growth and Income                                                         -27.25%      N/A         -9.59%
STI International Equity                                                      -25.28%    -6.62%        -3.08%
STI Investment Grade Bond                                                      0.22%      3.96%         4.13%
STI Mid-Cap Equity                                                            -34.96%    -4.60%         1.42%
STI Small Cap Value Equity                                                    -8.21%      1.15%         0.62%
STI Value Income Stock                                                        -23.71%    -2.64%         4.25%
Van Kampen LIT Emerging Growth - Class II                                     -39.08%     0.93%         6.75%
Van Kampen LIT Growth and Income - Class II                                   -21.51%     2.95%         5.45%
Van Kampen UIF Active International Allocation - Class II                     -24.68%      N/A         -14.81%
Van Kampen UIF Emerging Markets Debt - Class II                                1.61%      2.11%         1.81%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.03%      2.08%         4.38%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.71%      N/A         -1.84%
Putnam VT Global Asset Allocation - Class IB                                  -19.41%    -2.72%         4.45%
Putnam VT Growth and Income - Class IB                                        -25.75%    -2.88%         6.29%
Putnam VT Health Sciences - Class IB                                          -27.08%      N/A         -4.10%
Putnam VT High Yield - Class IB                                               -7.85%     -3.30%         3.21%
Putnam VT Income - Class IB                                                    0.59%      3.58%         4.42%
Putnam VT International Equity - Class IB                                     -24.46%     0.24%         2.36%
Putnam VT Investors - Class IB                                                -30.54%      N/A         -9.87%
Putnam VT Money Market - Class IB                                             -5.97%      2.01%         2.10%
Putnam VT New Opportunities - Class IB                                        -37.05%    -7.45%         3.40%
Putnam VT New Value - Class IB                                                -22.44%     0.49%         2.79%
Putnam VT Research - Class IB                                                 -28.91%      N/A         -4.08%
Putnam VT Utilities Growth and Income - Class IB                              -30.75%    -6.56%         2.67%
Putnam VT Vista - Class IB                                                    -37.14%    -6.14%        -2.13%
Putnam VT Voyager - Class IB                                                  -33.15%    -3.36%         6.20%
Franklin Growth and Income Securities - Class 2                               -15.29%     2.91%         8.59%
Franklin Small Cap Value Securities - Class 2                                 -16.22%      N/A         -2.27%
Mutual Shares Securities - Class II                                           -18.72%     1.82%         4.35%
Templeton Developing Markets Securities - Class 2                             -7.28%     -7.41%        -11.50%
Templeton Foreign Securities - Class 2                                        -25.34%    -4.12%         5.50%
Oppenheimer Aggressive Growth - Service Class                                 -34.63%    -4.04%         4.34%
Oppenheimer Capital Appreciation - Service Class                              -33.70%     0.06%         7.77%
Oppenheimer Global Securities - Service Class                                 -29.07%     3.10%         9.49%
Oppenheimer High Income - Service Class                                       -9.74%     -2.16%         4.36%
Oppenheimer Main Street - Service Class                                       -25.74%    -5.36%         6.32%
Oppenheimer Main Street Small Cap - Service Class                             -22.75%      N/A         -3.55%
Oppenheimer Multiple Strategies - Service Class                               -17.51%     0.80%         5.72%
Oppenheimer Strategic Bond - Service Class                                    -0.22%      1.79%         3.47%
STI Capital Appreciation                                                      -28.60%    -0.71%         7.30%
STI Growth and Income                                                         -27.33%      N/A         -9.68%
STI International Equity                                                      -25.36%    -6.72%        -3.18%
STI Investment Grade Bond                                                      0.12%      3.85%         4.03%
STI Mid-Cap Equity                                                            -35.03%    -4.69%         1.32%
STI Small Cap Value Equity                                                    -8.31%      1.05%         0.52%
STI Value Income Stock                                                        -23.79%    -2.74%         4.15%
Van Kampen LIT Emerging Growth - Class II                                     -39.15%     0.83%         6.64%
Van Kampen LIT Growth and Income - Class II                                   -21.59%     2.84%         5.35%
Van Kampen UIF Active International Allocation - Class II                     -24.76%      N/A         -14.90%
Van Kampen UIF Emerging Markets Debt - Class II                                1.50%      2.00%         1.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.12%      1.98%         4.28%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.76%      N/A         -1.89%
Putnam VT Global Asset Allocation - Class IB                                  -19.46%    -2.76%         4.40%
Putnam VT Growth and Income - Class IB                                        -25.79%    -2.93%         6.24%
Putnam VT Health Sciences - Class IB                                          -27.12%      N/A         -4.15%
Putnam VT High Yield - Class IB                                               -7.90%     -3.35%         3.16%
Putnam VT Income - Class IB                                                    0.54%      3.53%         4.37%
Putnam VT International Equity - Class IB                                     -24.50%     0.19%         2.31%
Putnam VT Investors - Class IB                                                -30.58%      N/A         -9.91%
Putnam VT Money Market - Class IB                                             -6.02%      1.96%         2.05%
Putnam VT New Opportunities - Class IB                                        -37.09%    -7.49%         3.35%
Putnam VT New Value - Class IB                                                -22.48%     0.44%         2.74%
Putnam VT Research - Class IB                                                 -28.94%      N/A         -4.13%
Putnam VT Utilities Growth and Income - Class IB                              -30.79%    -6.60%         2.62%
Putnam VT Vista - Class IB                                                    -37.17%    -6.19%        -2.18%
Putnam VT Voyager - Class IB                                                  -33.18%    -3.41%         6.15%
Franklin Growth and Income Securities - Class 2                               -15.33%     2.86%         8.54%
Franklin Small Cap Value Securities - Class 2                                 -16.26%      N/A         -2.32%
Mutual Shares Securities - Class II                                           -18.76%     1.77%         4.29%
Templeton Developing Markets Securities - Class 2                             -7.33%     -7.46%        -11.54%
Templeton Foreign Securities - Class 2                                        -25.38%    -4.17%         5.45%
Oppenheimer Aggressive Growth - Service Class                                 -34.66%    -4.09%         4.29%
Oppenheimer Capital Appreciation - Service Class                              -33.73%     0.01%         7.71%
Oppenheimer Global Securities - Service Class                                 -29.11%     3.05%         9.44%
Oppenheimer High Income - Service Class                                       -9.79%     -2.21%         4.31%
Oppenheimer Main Street - Service Class                                       -25.78%    -5.41%         6.27%
Oppenheimer Main Street Small Cap - Service Class                             -22.79%      N/A         -3.60%
Oppenheimer Multiple Strategies - Service Class                               -17.56%     0.75%         5.67%
Oppenheimer Strategic Bond - Service Class                                    -0.27%      1.74%         3.42%
STI Capital Appreciation                                                      -28.63%    -0.76%         7.25%
STI Growth and Income                                                         -27.36%      N/A         -9.73%
STI International Equity                                                      -25.40%    -6.76%        -3.23%
STI Investment Grade Bond                                                      0.07%      3.80%         3.97%
STI Mid-Cap Equity                                                            -35.07%    -4.74%         1.27%
STI Small Cap Value Equity                                                    -8.36%      1.00%         0.47%
STI Value Income Stock                                                        -23.83%    -2.79%         4.10%
Van Kampen LIT Emerging Growth - Class II                                     -39.18%     0.78%         6.59%
Van Kampen LIT Growth and Income - Class II                                   -21.63%     2.79%         5.29%
Van Kampen UIF Active International Allocation - Class II                     -24.80%      N/A         -14.94%
Van Kampen UIF Emerging Markets Debt - Class II                                1.45%      1.95%         1.65%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.17%      1.92%         4.23%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.80%      N/A         -1.94%
Putnam VT Global Asset Allocation - Class IB                                  -19.50%    -2.81%         4.35%
Putnam VT Growth and Income - Class IB                                        -25.83%    -2.98%         6.19%
Putnam VT Health Sciences - Class IB                                          -27.16%      N/A         -4.20%
Putnam VT High Yield - Class IB                                               -7.95%     -3.40%         3.11%
Putnam VT Income - Class IB                                                    0.49%      3.47%         4.32%
Putnam VT International Equity - Class IB                                     -24.54%     0.14%         2.26%
Putnam VT Investors - Class IB                                                -30.62%      N/A         -9.96%
Putnam VT Money Market - Class IB                                             -6.07%      1.91%         2.00%
Putnam VT New Opportunities - Class IB                                        -37.12%    -7.54%         3.30%
Putnam VT New Value - Class IB                                                -22.52%     0.39%         2.68%
Putnam VT Research - Class IB                                                 -28.98%      N/A         -4.18%
Putnam VT Utilities Growth and Income - Class IB                              -30.83%    -6.65%         2.57%
Putnam VT Vista - Class IB                                                    -37.21%    -6.23%        -2.23%
Putnam VT Voyager - Class IB                                                  -33.22%    -3.46%         6.09%
Franklin Growth and Income Securities - Class 2                               -15.38%     2.81%         8.48%
Franklin Small Cap Value Securities - Class 2                                 -16.31%      N/A         -2.37%
Mutual Shares Securities - Class II                                           -18.80%     1.72%         4.24%
Templeton Developing Markets Securities - Class 2                             -7.38%     -7.50%        -11.58%
Templeton Foreign Securities - Class 2                                        -25.42%    -4.22%         5.39%
Oppenheimer Aggressive Growth - Service Class                                 -34.70%    -4.14%         4.24%
Oppenheimer Capital Appreciation - Service Class                              -33.77%    -0.04%         7.66%
Oppenheimer Global Securities - Service Class                                 -29.15%     3.00%         9.38%
Oppenheimer High Income - Service Class                                       -9.84%     -2.26%         4.26%
Oppenheimer Main Street - Service Class                                       -25.82%    -5.46%         6.22%
Oppenheimer Main Street Small Cap - Service Class                             -22.84%      N/A         -3.65%
Oppenheimer Multiple Strategies - Service Class                               -17.60%     0.70%         5.62%
Oppenheimer Strategic Bond - Service Class                                    -0.32%      1.69%         3.37%
STI Capital Appreciation                                                      -28.67%    -0.81%         7.19%
STI Growth and Income                                                         -27.40%      N/A         -9.78%
STI International Equity                                                      -25.44%    -6.81%        -3.28%
STI Investment Grade Bond                                                      0.01%      3.75%         3.92%
STI Mid-Cap Equity                                                            -35.10%    -4.79%         1.22%
STI Small Cap Value Equity                                                    -8.41%      0.95%         0.42%
STI Value Income Stock                                                        -23.87%    -2.84%         4.05%
Van Kampen LIT Emerging Growth - Class II                                     -39.22%     0.73%         6.54%
Van Kampen LIT Growth and Income - Class II                                   -21.67%     2.74%         5.24%
Van Kampen UIF Active International Allocation - Class II                     -24.84%      N/A         -14.99%
Van Kampen UIF Emerging Markets Debt - Class II                                1.40%      1.90%         1.60%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.22%      1.87%         4.18%



(With the  Enhanced  Beneficiary  Protection  (Annual  Increase)  Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.85%      N/A         -1.99%
Putnam VT Global Asset Allocation - Class IB                                  -19.54%    -2.86%         4.30%
Putnam VT Growth and Income - Class IB                                        -25.87%    -3.03%         6.13%
Putnam VT Health Sciences - Class IB                                          -27.20%      N/A         -4.25%
Putnam VT High Yield - Class IB                                               -7.99%     -3.45%         3.06%
Putnam VT Income - Class IB                                                    0.44%      3.42%         4.27%
Putnam VT International Equity - Class IB                                     -24.58%     0.09%         2.21%
Putnam VT Investors - Class IB                                                -30.65%      N/A         -10.01%
Putnam VT Money Market - Class IB                                             -6.12%      1.85%         1.95%
Putnam VT New Opportunities - Class IB                                        -37.16%    -7.59%         3.25%
Putnam VT New Value - Class IB                                                -22.56%     0.34%         2.63%
Putnam VT Research - Class IB                                                 -29.02%      N/A         -4.23%
Putnam VT Utilities Growth and Income - Class IB                              -30.86%    -6.70%         2.51%
Putnam VT Vista - Class IB                                                    -37.24%    -6.28%        -2.28%
Putnam VT Voyager - Class IB                                                  -33.26%    -3.50%         6.04%
Franklin Growth and Income Securities - Class 2                               -15.42%     2.76%         8.43%
Franklin Small Cap Value Securities - Class 2                                 -16.35%      N/A         -2.42%
Mutual Shares Securities - Class II                                           -18.85%     1.67%         4.19%
Templeton Developing Markets Securities - Class 2                             -7.43%     -7.55%        -11.63%
Templeton Foreign Securities - Class 2                                        -25.46%    -4.27%         5.34%
Oppenheimer Aggressive Growth - Service Class                                 -34.74%    -4.18%         4.19%
Oppenheimer Capital Appreciation - Service Class                              -33.80%    -0.09%         7.60%
Oppenheimer Global Securities - Service Class                                 -29.18%     2.95%         9.33%
Oppenheimer High Income - Service Class                                       -9.89%     -2.31%         4.20%
Oppenheimer Main Street - Service Class                                       -25.86%    -5.50%         6.16%
Oppenheimer Main Street Small Cap - Service Class                             -22.88%      N/A         -3.70%
Oppenheimer Multiple Strategies - Service Class                               -17.64%     0.65%         5.56%
Oppenheimer Strategic Bond - Service Class                                    -0.37%      1.64%         3.31%
STI Capital Appreciation                                                      -28.71%    -0.86%         7.14%
STI Growth and Income                                                         -27.44%      N/A         -9.82%
STI International Equity                                                      -25.48%    -6.86%        -3.33%
STI Investment Grade Bond                                                     -0.04%      3.70%         3.87%
STI Mid-Cap Equity                                                            -35.14%    -4.84%         1.17%
STI Small Cap Value Equity                                                    -8.46%      0.90%         0.37%
STI Value Income Stock                                                        -23.91%    -2.89%         3.99%
Van Kampen LIT Emerging Growth - Class II                                     -39.25%     0.68%         6.48%
Van Kampen LIT Growth and Income - Class II                                   -21.71%     2.69%         5.19%
Van Kampen UIF Active International Allocation - Class II                     -24.88%      N/A         -15.03%
Van Kampen UIF Emerging Markets Debt - Class II                                1.34%      1.85%         1.55%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.27%      1.82%         4.12%



 (With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.89%      N/A         -2.04%
Putnam VT Global Asset Allocation - Class IB                                  -19.58%    -2.91%         4.24%
Putnam VT Growth and Income - Class IB                                        -25.91%    -3.08%         6.08%
Putnam VT Health Sciences - Class IB                                          -27.24%      N/A         -4.30%
Putnam VT High Yield - Class IB                                               -8.04%     -3.50%         3.00%
Putnam VT Income - Class IB                                                    0.38%      3.37%         4.21%
Putnam VT International Equity - Class IB                                     -24.62%     0.04%         2.15%
Putnam VT Investors - Class IB                                                -30.69%      N/A         -10.05%
Putnam VT Money Market - Class IB                                             -6.17%      1.80%         1.90%
Putnam VT New Opportunities - Class IB                                        -37.19%    -7.63%         3.19%
Putnam VT New Value - Class IB                                                -22.60%     0.28%         2.58%
Putnam VT Research - Class IB                                                 -29.06%      N/A         -4.28%
Putnam VT Utilities Growth and Income - Class IB                              -30.90%    -6.74%         2.46%
Putnam VT Vista - Class IB                                                    -37.27%    -6.33%        -2.33%
Putnam VT Voyager - Class IB                                                  -33.29%    -3.55%         5.99%
Franklin Growth and Income Securities - Class 2                               -15.47%     2.71%         8.37%
Franklin Small Cap Value Securities - Class 2                                 -16.40%      N/A         -2.47%
Mutual Shares Securities - Class II                                           -18.89%     1.62%         4.14%
Templeton Developing Markets Securities - Class 2                             -7.48%     -7.59%        -11.67%
Templeton Foreign Securities - Class 2                                        -25.49%    -4.32%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -34.77%    -4.23%         4.13%
Oppenheimer Capital Appreciation - Service Class                              -33.84%    -0.14%         7.55%
Oppenheimer Global Securities - Service Class                                 -29.22%     2.90%         9.27%
Oppenheimer High Income - Service Class                                       -9.93%     -2.36%         4.15%
Oppenheimer Main Street - Service Class                                       -25.90%    -5.55%         6.11%
Oppenheimer Main Street Small Cap - Service Class                             -22.92%      N/A         -3.75%
Oppenheimer Multiple Strategies - Service Class                               -17.69%     0.60%         5.51%
Oppenheimer Strategic Bond - Service Class                                    -0.42%      1.58%         3.26%
STI Capital Appreciation                                                      -28.75%    -0.91%         7.08%
STI Growth and Income                                                         -27.48%      N/A         -9.87%
STI International Equity                                                      -25.52%    -6.90%        -3.38%
STI Investment Grade Bond                                                     -0.09%      3.65%         3.82%
STI Mid-Cap Equity                                                            -35.17%    -4.88%         1.12%
STI Small Cap Value Equity                                                    -8.50%      0.85%         0.32%
STI Value Income Stock                                                        -23.95%    -2.94%         3.94%
Van Kampen LIT Emerging Growth - Class II                                     -39.28%     0.63%         6.43%
Van Kampen LIT Growth and Income - Class II                                   -21.76%     2.64%         5.14%
Van Kampen UIF Active International Allocation - Class II                     -24.92%      N/A         -15.08%
Van Kampen UIF Emerging Markets Debt - Class II                                1.29%      1.80%         1.50%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.32%      1.77%         4.07%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.98%      N/A         -2.14%
Putnam VT Global Asset Allocation - Class IB                                  -19.67%    -3.01%         4.14%
Putnam VT Growth and Income - Class IB                                        -25.99%    -3.17%         5.97%
Putnam VT Health Sciences - Class IB                                          -27.32%      N/A         -4.40%
Putnam VT High Yield - Class IB                                               -8.14%     -3.59%         2.90%
Putnam VT Income - Class IB                                                    0.28%      3.27%         4.11%
Putnam VT International Equity - Class IB                                     -24.70%    -0.06%         2.05%
Putnam VT Investors - Class IB                                                -30.77%      N/A         -10.15%
Putnam VT Money Market - Class IB                                             -6.27%      1.70%         1.80%
Putnam VT New Opportunities - Class IB                                        -37.26%    -7.72%         3.09%
Putnam VT New Value - Class IB                                                -22.68%     0.18%         2.48%
Putnam VT Research - Class IB                                                 -29.14%      N/A         -4.38%
Putnam VT Utilities Growth and Income - Class IB                              -30.97%    -6.84%         2.36%
Putnam VT Vista - Class IB                                                    -37.34%    -6.42%        -2.43%
Putnam VT Voyager - Class IB                                                  -33.36%    -3.65%         5.88%
Franklin Growth and Income Securities - Class 2                               -15.56%     2.60%         8.27%
Franklin Small Cap Value Securities - Class 2                                 -16.48%      N/A         -2.57%
Mutual Shares Securities - Class II                                           -18.98%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -7.58%     -7.69%        -11.76%
Templeton Foreign Securities - Class 2                                        -25.57%    -4.41%         5.18%
Oppenheimer Aggressive Growth - Service Class                                 -34.84%    -4.33%         4.03%
Oppenheimer Capital Appreciation - Service Class                              -33.91%    -0.24%         7.44%
Oppenheimer Global Securities - Service Class                                 -29.30%     2.79%         9.16%
Oppenheimer High Income - Service Class                                       -10.03%    -2.46%         4.05%
Oppenheimer Main Street - Service Class                                       -25.98%    -5.65%         6.00%
Oppenheimer Main Street Small Cap - Service Class                             -23.00%      N/A         -3.85%
Oppenheimer Multiple Strategies - Service Class                               -17.77%     0.50%         5.41%
Oppenheimer Strategic Bond - Service Class                                    -0.53%      1.48%         3.16%
STI Capital Appreciation                                                      -28.83%    -1.01%         6.98%
STI Growth and Income                                                         -27.56%      N/A         -9.97%
STI International Equity                                                      -25.60%    -7.00%        -3.47%
STI Investment Grade Bond                                                     -0.20%      3.54%         3.71%
STI Mid-Cap Equity                                                            -35.24%    -4.98%         1.02%
STI Small Cap Value Equity                                                    -8.60%      0.74%         0.21%
STI Value Income Stock                                                        -24.03%    -3.03%         3.84%
Van Kampen LIT Emerging Growth - Class II                                     -39.35%     0.53%         6.32%
Van Kampen LIT Growth and Income - Class II                                   -21.84%     2.53%         5.03%
Van Kampen UIF Active International Allocation - Class II                     -25.00%      N/A         -15.17%
Van Kampen UIF Emerging Markets Debt - Class II                                1.18%      1.70%         1.40%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.42%      1.67%         3.97%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.02%      N/A         -2.19%
Putnam VT Global Asset Allocation - Class IB                                  -19.71%    -3.06%         4.09%
Putnam VT Growth and Income - Class IB                                        -26.03%    -3.22%         5.92%
Putnam VT Health Sciences - Class IB                                          -27.35%      N/A         -4.45%
Putnam VT High Yield - Class IB                                               -8.19%     -3.64%         2.85%
Putnam VT Income - Class IB                                                    0.22%      3.21%         4.06%
Putnam VT International Equity - Class IB                                     -24.74%    -0.11%         2.00%
Putnam VT Investors - Class IB                                                -30.80%      N/A         -10.19%
Putnam VT Money Market - Class IB                                             -6.32%      1.65%         1.75%
Putnam VT New Opportunities - Class IB                                        -37.29%    -7.77%         3.04%
Putnam VT New Value - Class IB                                                -22.72%     0.13%         2.43%
Putnam VT Research - Class IB                                                 -29.17%      N/A         -4.43%
Putnam VT Utilities Growth and Income - Class IB                              -31.01%    -6.88%         2.31%
Putnam VT Vista - Class IB                                                    -37.38%    -6.47%        -2.48%
Putnam VT Voyager - Class IB                                                  -33.40%    -3.70%         5.83%
Franklin Growth and Income Securities - Class 2                               -15.60%     2.55%         8.21%
Franklin Small Cap Value Securities - Class 2                                 -16.53%      N/A         -2.62%
Mutual Shares Securities - Class II                                           -19.02%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -7.62%     -7.73%        -11.81%
Templeton Foreign Securities - Class 2                                        -25.61%    -4.46%         5.13%
Oppenheimer Aggressive Growth - Service Class                                 -34.88%    -4.38%         3.98%
Oppenheimer Capital Appreciation - Service Class                              -33.95%    -0.29%         7.39%
Oppenheimer Global Securities - Service Class                                 -29.34%     2.74%         9.11%
Oppenheimer High Income - Service Class                                       -10.08%    -2.50%         4.00%
Oppenheimer Main Street - Service Class                                       -26.02%    -5.69%         5.95%
Oppenheimer Main Street Small Cap - Service Class                             -23.04%      N/A         -3.90%
Oppenheimer Multiple Strategies - Service Class                               -17.82%     0.45%         5.35%
Oppenheimer Strategic Bond - Service Class                                    -0.58%      1.43%         3.11%
STI Capital Appreciation                                                      -28.86%    -1.06%         6.92%
STI Growth and Income                                                         -27.60%      N/A         -10.01%
STI International Equity                                                      -25.64%    -7.04%        -3.52%
STI Investment Grade Bond                                                     -0.25%      3.49%         3.66%
STI Mid-Cap Equity                                                            -35.28%    -5.03%         0.97%
STI Small Cap Value Equity                                                    -8.65%      0.69%         0.16%
STI Value Income Stock                                                        -24.07%    -3.08%         3.79%
Van Kampen LIT Emerging Growth - Class II                                     -39.38%     0.48%         6.27%
Van Kampen LIT Growth and Income - Class II                                   -21.88%     2.48%         4.98%
Van Kampen UIF Active International Allocation - Class II                     -25.04%      N/A         -15.21%
Van Kampen UIF Emerging Markets Debt - Class II                                1.13%      1.65%         1.35%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.46%      1.62%         3.92%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.16%      N/A         -2.34%
Putnam VT Global Asset Allocation - Class IB                                  -19.84%    -3.20%         3.93%
Putnam VT Growth and Income - Class IB                                        -26.15%    -3.37%         5.76%
Putnam VT Health Sciences - Class IB                                          -27.47%      N/A         -4.60%
Putnam VT High Yield - Class IB                                               -8.33%     -3.79%         2.69%
Putnam VT Income - Class IB                                                    0.07%      3.06%         3.90%
Putnam VT International Equity - Class IB                                     -24.86%    -0.26%         1.85%
Putnam VT Investors - Class IB                                                -30.91%      N/A         -10.33%
Putnam VT Money Market - Class IB                                             -6.46%      1.50%         1.59%
Putnam VT New Opportunities - Class IB                                        -37.39%    -7.91%         2.88%
Putnam VT New Value - Class IB                                                -22.85%    -0.02%         2.27%
Putnam VT Research - Class IB                                                 -29.29%      N/A         -4.57%
Putnam VT Utilities Growth and Income - Class IB                              -31.12%    -7.02%         2.16%
Putnam VT Vista - Class IB                                                    -37.48%    -6.61%        -2.62%
Putnam VT Voyager - Class IB                                                  -33.51%    -3.84%         5.67%
Franklin Growth and Income Securities - Class 2                               -15.73%     2.40%         8.05%
Franklin Small Cap Value Securities - Class 2                                 -16.66%      N/A         -2.77%
Mutual Shares Securities - Class II                                           -19.15%     1.31%         3.83%
Templeton Developing Markets Securities - Class 2                             -7.77%     -7.87%        -11.94%
Templeton Foreign Securities - Class 2                                        -25.73%    -4.60%         4.98%
Oppenheimer Aggressive Growth - Service Class                                 -34.98%    -4.52%         3.82%
Oppenheimer Capital Appreciation - Service Class                              -34.05%    -0.44%         7.23%
Oppenheimer Global Securities - Service Class                                 -29.45%     2.59%         8.95%
Oppenheimer High Income - Service Class                                       -10.22%    -2.65%         3.84%
Oppenheimer Main Street - Service Class                                       -26.14%    -5.84%         5.79%
Oppenheimer Main Street Small Cap - Service Class                             -23.17%      N/A         -4.05%
Oppenheimer Multiple Strategies - Service Class                               -17.95%     0.30%         5.19%
Oppenheimer Strategic Bond - Service Class                                    -0.74%      1.28%         2.95%
STI Capital Appreciation                                                      -28.98%    -1.21%         6.76%
STI Growth and Income                                                         -27.71%      N/A         -10.15%
STI International Equity                                                      -25.76%    -7.18%        -3.67%
STI Investment Grade Bond                                                     -0.41%      3.34%         3.51%
STI Mid-Cap Equity                                                            -35.38%    -5.17%         0.81%
STI Small Cap Value Equity                                                    -8.79%      0.54%         0.01%
STI Value Income Stock                                                        -24.20%    -3.23%         3.63%
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     0.33%         6.11%
Van Kampen LIT Growth and Income - Class II                                   -22.01%     2.33%         4.82%
Van Kampen UIF Active International Allocation - Class II                     -25.16%      N/A         -15.35%
Van Kampen UIF Emerging Markets Debt - Class II                                0.97%      1.49%         1.20%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.61%      1.47%         3.76%



(With Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.75%      N/A         -1.86%
Putnam VT Global Asset Allocation - Class IB                                  -19.47%    -2.69%         4.60%
Putnam VT Growth and Income - Class IB                                        -25.83%    -2.86%         6.48%
Putnam VT Health Sciences - Class IB                                          -27.17%      N/A         -4.11%
Putnam VT High Yield - Class IB                                               -7.86%     -3.35%         3.33%
Putnam VT Income - Class IB                                                    0.62%      3.61%         4.51%
Putnam VT International Equity - Class IB                                     -24.54%     0.33%         2.48%
Putnam VT Investors - Class IB                                                -30.64%      N/A         -9.90%
Putnam VT Money Market - Class IB                                             -5.97%      2.04%         2.15%
Putnam VT New Opportunities - Class IB                                        -37.18%    -7.41%         3.58%
Putnam VT New Value - Class IB                                                -22.50%     0.52%         2.87%
Putnam VT Research - Class IB                                                 -29.00%      N/A         -4.08%
Putnam VT Utilities Growth and Income - Class IB                              -30.85%    -6.56%         2.81%
Putnam VT Vista - Class IB                                                    -37.26%    -6.09%        -2.03%
Putnam VT Voyager - Class IB                                                  -33.26%    -3.28%         6.40%
Franklin Growth and Income Securities - Class 2                               -15.33%     2.97%         8.77%
Franklin Small Cap Value Securities - Class 2                                 -16.26%      N/A         -2.36%
Mutual Shares Securities - Class II                                           -18.77%     1.87%         4.38%
Templeton Developing Markets Securities - Class 2                             -7.29%     -7.51%        -11.80%
Templeton Foreign Securities - Class 2                                        -25.41%    -4.10%         5.70%
Oppenheimer Aggressive Growth - Service Class                                 -34.75%    -3.97%         4.53%
Oppenheimer Capital Appreciation - Service Class                              -33.81%     0.16%         7.96%
Oppenheimer Global Securities - Service Class                                 -29.16%     3.22%         9.73%
Oppenheimer High Income - Service Class                                       -9.76%     -2.18%         4.50%
Oppenheimer Main Street - Service Class                                       -25.83%    -5.37%         6.50%
Oppenheimer Main Street Small Cap - Service Class                             -22.82%      N/A         -3.56%
Oppenheimer Multiple Strategies - Service Class                               -17.56%     0.85%         5.87%
Oppenheimer Strategic Bond - Service Class                                    -0.19%      1.80%         3.53%
STI Capital Appreciation                                                      -28.69%    -0.64%         7.45%
STI Growth and Income                                                         -27.41%      N/A         -9.71%
STI International Equity                                                      -25.44%    -6.73%        -3.19%
STI Investment Grade Bond                                                      0.14%      3.89%         4.04%
STI Mid-Cap Equity                                                            -35.15%    -4.68%         1.39%
STI Small Cap Value Equity                                                    -8.32%      1.02%         0.41%
STI Value Income Stock                                                        -23.86%    -2.73%         4.25%
Van Kampen LIT Emerging Growth - Class II                                     -39.29%     0.99%         6.83%
Van Kampen LIT Growth and Income - Class II                                   -21.65%     2.94%         5.41%
Van Kampen UIF Active International Allocation - Class II                     -24.83%      N/A         -15.05%
Van Kampen UIF Emerging Markets Debt - Class II                                1.53%      1.97%         1.63%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.14%      1.97%         4.32%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.93%      N/A         -2.06%
Putnam VT Global Asset Allocation - Class IB                                  -19.64%    -2.89%         4.39%
Putnam VT Growth and Income - Class IB                                        -25.99%    -3.05%         6.26%
Putnam VT Health Sciences - Class IB                                          -27.32%      N/A         -4.31%
Putnam VT High Yield - Class IB                                               -8.05%     -3.55%         3.11%
Putnam VT Income - Class IB                                                    0.41%      3.40%         4.30%
Putnam VT International Equity - Class IB                                     -24.70%     0.13%         2.27%
Putnam VT Investors - Class IB                                                -30.79%      N/A         -10.09%
Putnam VT Money Market - Class IB                                             -6.17%      1.83%         1.94%
Putnam VT New Opportunities - Class IB                                        -37.32%    -7.59%         3.37%
Putnam VT New Value - Class IB                                                -22.67%     0.32%         2.66%
Putnam VT Research - Class IB                                                 -29.15%      N/A         -4.28%
Putnam VT Utilities Growth and Income - Class IB                              -31.00%    -6.75%         2.60%
Putnam VT Vista - Class IB                                                    -37.40%    -6.28%        -2.23%
Putnam VT Voyager - Class IB                                                  -33.40%    -3.48%         6.19%
Franklin Growth and Income Securities - Class 2                               -15.51%     2.76%         8.55%
Franklin Small Cap Value Securities - Class 2                                 -16.44%      N/A         -2.56%
Mutual Shares Securities - Class II                                           -18.94%     1.66%         4.17%
Templeton Developing Markets Securities - Class 2                             -7.49%     -7.70%        -11.98%
Templeton Foreign Securities - Class 2                                        -25.58%    -4.30%         5.49%
Oppenheimer Aggressive Growth - Service Class                                 -34.89%    -4.16%         4.31%
Oppenheimer Capital Appreciation - Service Class                              -33.95%    -0.04%         7.74%
Oppenheimer Global Securities - Service Class                                 -29.32%     3.01%         9.51%
Oppenheimer High Income - Service Class                                       -9.95%     -2.38%         4.29%
Oppenheimer Main Street - Service Class                                       -25.99%    -5.56%         6.29%
Oppenheimer Main Street Small Cap - Service Class                             -22.99%      N/A         -3.77%
Oppenheimer Multiple Strategies - Service Class                               -17.74%     0.64%         5.66%
Oppenheimer Strategic Bond - Service Class                                    -0.40%      1.60%         3.32%
STI Capital Appreciation                                                      -28.84%    -0.84%         7.24%
STI Growth and Income                                                         -27.57%      N/A         -9.90%
STI International Equity                                                      -25.60%    -6.92%        -3.39%
STI Investment Grade Bond                                                     -0.07%      3.68%         3.83%
STI Mid-Cap Equity                                                            -35.29%    -4.87%         1.18%
STI Small Cap Value Equity                                                    -8.52%      0.81%         0.21%
STI Value Income Stock                                                        -24.03%    -2.93%         4.04%
Van Kampen LIT Emerging Growth - Class II                                     -39.42%     0.78%         6.61%
Van Kampen LIT Growth and Income - Class II                                   -21.82%     2.73%         5.20%
Van Kampen UIF Active International Allocation - Class II                     -25.00%      N/A         -15.24%
Van Kampen UIF Emerging Markets Debt - Class II                                1.32%      1.76%         1.43%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.33%      1.76%         4.11%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.98%      N/A         -2.11%
Putnam VT Global Asset Allocation - Class IB                                  -19.68%    -2.94%         4.34%
Putnam VT Growth and Income - Class IB                                        -26.03%    -3.10%         6.21%
Putnam VT Health Sciences - Class IB                                          -27.36%      N/A         -4.36%
Putnam VT High Yield - Class IB                                               -8.10%     -3.60%         3.06%
Putnam VT Income - Class IB                                                    0.35%      3.35%         4.25%
Putnam VT International Equity - Class IB                                     -24.74%     0.08%         2.22%
Putnam VT Investors - Class IB                                                -30.83%      N/A         -10.14%
Putnam VT Money Market - Class IB                                             -6.22%      1.78%         1.89%
Putnam VT New Opportunities - Class IB                                        -37.35%    -7.64%         3.32%
Putnam VT New Value - Class IB                                                -22.71%     0.27%         2.61%
Putnam VT Research - Class IB                                                 -29.19%      N/A         -4.33%
Putnam VT Utilities Growth and Income - Class IB                              -31.04%    -6.79%         2.55%
Putnam VT Vista - Class IB                                                    -37.43%    -6.32%        -2.28%
Putnam VT Voyager - Class IB                                                  -33.44%    -3.53%         6.13%
Franklin Growth and Income Securities - Class 2                               -15.55%     2.71%         8.50%
Franklin Small Cap Value Securities - Class 2                                 -16.48%      N/A         -2.61%
Mutual Shares Securities - Class II                                           -18.99%     1.61%         4.12%
Templeton Developing Markets Securities - Class 2                             -7.53%     -7.74%        -12.03%
Templeton Foreign Securities - Class 2                                        -25.62%    -4.35%         5.43%
Oppenheimer Aggressive Growth - Service Class                                 -34.92%    -4.21%         4.26%
Oppenheimer Capital Appreciation - Service Class                              -33.99%    -0.09%         7.69%
Oppenheimer Global Securities - Service Class                                 -29.35%     2.96%         9.46%
Oppenheimer High Income - Service Class                                       -10.00%    -2.43%         4.24%
Oppenheimer Main Street - Service Class                                       -26.03%    -5.61%         6.23%
Oppenheimer Main Street Small Cap - Service Class                             -23.03%      N/A         -3.82%
Oppenheimer Multiple Strategies - Service Class                               -17.78%     0.59%         5.60%
Oppenheimer Strategic Bond - Service Class                                    -0.46%      1.54%         3.26%
STI Capital Appreciation                                                      -28.88%    -0.89%         7.18%
STI Growth and Income                                                         -27.61%      N/A         -9.95%
STI International Equity                                                      -25.64%    -6.97%        -3.44%
STI Investment Grade Bond                                                     -0.12%      3.63%         3.78%
STI Mid-Cap Equity                                                            -35.33%    -4.92%         1.13%
STI Small Cap Value Equity                                                    -8.57%      0.76%         0.16%
STI Value Income Stock                                                        -24.07%    -2.98%         3.98%
Van Kampen LIT Emerging Growth - Class II                                     -39.45%     0.73%         6.56%
Van Kampen LIT Growth and Income - Class II                                   -21.86%     2.68%         5.15%
Van Kampen UIF Active International Allocation - Class II                     -25.04%      N/A         -15.28%
Van Kampen UIF Emerging Markets Debt - Class II                                1.26%      1.71%         1.38%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.38%      1.71%         4.06%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.02%      N/A         -2.17%
Putnam VT Global Asset Allocation - Class IB                                  -19.73%    -2.99%         4.29%
Putnam VT Growth and Income - Class IB                                        -26.07%    -3.15%         6.15%
Putnam VT Health Sciences - Class IB                                          -27.40%      N/A         -4.41%
Putnam VT High Yield - Class IB                                               -8.15%     -3.65%         3.01%
Putnam VT Income - Class IB                                                    0.30%      3.30%         4.19%
Putnam VT International Equity - Class IB                                     -24.78%     0.03%         2.17%
Putnam VT Investors - Class IB                                                -30.87%      N/A         -10.19%
Putnam VT Money Market - Class IB                                             -6.27%      1.73%         1.84%
Putnam VT New Opportunities - Class IB                                        -37.38%    -7.69%         3.26%
Putnam VT New Value - Class IB                                                -22.75%     0.22%         2.56%
Putnam VT Research - Class IB                                                 -29.23%      N/A         -4.38%
Putnam VT Utilities Growth and Income - Class IB                              -31.08%    -6.84%         2.49%
Putnam VT Vista - Class IB                                                    -37.47%    -6.37%        -2.33%
Putnam VT Voyager - Class IB                                                  -33.48%    -3.58%         6.08%
Franklin Growth and Income Securities - Class 2                               -15.60%     2.66%         8.44%
Franklin Small Cap Value Securities - Class 2                                 -16.53%      N/A         -2.66%
Mutual Shares Securities - Class II                                           -19.03%     1.56%         4.07%
Templeton Developing Markets Securities - Class 2                             -7.58%     -7.79%        -12.07%
Templeton Foreign Securities - Class 2                                        -25.66%    -4.39%         5.38%
Oppenheimer Aggressive Growth - Service Class                                 -34.96%    -4.26%         4.21%
Oppenheimer Capital Appreciation - Service Class                              -34.03%    -0.14%         7.64%
Oppenheimer Global Securities - Service Class                                 -29.39%     2.91%         9.40%
Oppenheimer High Income - Service Class                                       -10.05%    -2.48%         4.18%
Oppenheimer Main Street - Service Class                                       -26.07%    -5.66%         6.18%
Oppenheimer Main Street Small Cap - Service Class                             -23.07%      N/A         -3.87%
Oppenheimer Multiple Strategies - Service Class                               -17.82%     0.54%         5.55%
Oppenheimer Strategic Bond - Service Class                                    -0.51%      1.49%         3.21%
STI Capital Appreciation                                                      -28.92%    -0.94%         7.13%
STI Growth and Income                                                         -27.65%      N/A         -10.00%
STI International Equity                                                      -25.68%    -7.02%        -3.49%
STI Investment Grade Bond                                                     -0.18%      3.58%         3.73%
STI Mid-Cap Equity                                                            -35.36%    -4.97%         1.08%
STI Small Cap Value Equity                                                    -8.61%      0.71%         0.11%
STI Value Income Stock                                                        -24.11%    -3.03%         3.93%
Van Kampen LIT Emerging Growth - Class II                                     -39.48%     0.68%         6.51%
Van Kampen LIT Growth and Income - Class II                                   -21.91%     2.62%         5.09%
Van Kampen UIF Active International Allocation - Class II                     -25.08%      N/A         -15.33%
Van Kampen UIF Emerging Markets Debt - Class II                                1.21%      1.66%         1.33%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.43%      1.66%         4.01%



(With the Earnings Protection Death Benefit Option (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.11%      N/A         -2.27%
Putnam VT Global Asset Allocation - Class IB                                  -19.81%    -3.09%         4.18%
Putnam VT Growth and Income - Class IB                                        -26.15%    -3.25%         6.05%
Putnam VT Health Sciences - Class IB                                          -27.48%      N/A         -4.51%
Putnam VT High Yield - Class IB                                               -8.25%     -3.74%         2.91%
Putnam VT Income - Class IB                                                    0.19%      3.19%         4.09%
Putnam VT International Equity - Class IB                                     -24.86%    -0.07%         2.07%
Putnam VT Investors - Class IB                                                -30.94%      N/A         -10.28%
Putnam VT Money Market - Class IB                                             -6.37%      1.63%         1.73%
Putnam VT New Opportunities - Class IB                                        -37.45%    -7.78%         3.16%
Putnam VT New Value - Class IB                                                -22.84%     0.12%         2.45%
Putnam VT Research - Class IB                                                 -29.31%      N/A         -4.48%
Putnam VT Utilities Growth and Income - Class IB                              -31.15%    -6.94%         2.39%
Putnam VT Vista - Class IB                                                    -37.54%    -6.47%        -2.43%
Putnam VT Voyager - Class IB                                                  -33.55%    -3.67%         5.97%
Franklin Growth and Income Securities - Class 2                               -15.69%     2.55%         8.33%
Franklin Small Cap Value Securities - Class 2                                 -16.62%      N/A         -2.76%
Mutual Shares Securities - Class II                                           -19.12%     1.45%         3.96%
Templeton Developing Markets Securities - Class 2                             -7.68%     -7.89%        -12.17%
Templeton Foreign Securities - Class 2                                        -25.74%    -4.49%         5.27%
Oppenheimer Aggressive Growth - Service Class                                 -35.03%    -4.36%         4.10%
Oppenheimer Capital Appreciation - Service Class                              -34.10%    -0.25%         7.53%
Oppenheimer Global Securities - Service Class                                 -29.47%     2.81%         9.29%
Oppenheimer High Income - Service Class                                       -10.14%    -2.58%         4.08%
Oppenheimer Main Street - Service Class                                       -26.14%    -5.75%         6.07%
Oppenheimer Main Street Small Cap - Service Class                             -23.15%      N/A         -3.97%
Oppenheimer Multiple Strategies - Service Class                               -17.91%     0.44%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -0.62%      1.39%         3.11%
STI Capital Appreciation                                                      -29.00%    -1.04%         7.02%
STI Growth and Income                                                         -27.73%      N/A         -10.09%
STI International Equity                                                      -25.76%    -7.11%        -3.59%
STI Investment Grade Bond                                                     -0.28%      3.47%         3.62%
STI Mid-Cap Equity                                                            -35.43%    -5.07%         0.98%
STI Small Cap Value Equity                                                    -8.71%      0.61%         0.00%
STI Value Income Stock                                                        -24.19%    -3.13%         3.83%
Van Kampen LIT Emerging Growth - Class II                                     -39.55%     0.58%         6.40%
Van Kampen LIT Growth and Income - Class II                                   -21.99%     2.52%         4.99%
Van Kampen UIF Active International Allocation - Class II                     -25.16%      N/A         -15.42%
Van Kampen UIF Emerging Markets Debt - Class II                                1.10%      1.55%         1.22%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.52%      1.56%         3.90%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.16%      N/A         -2.32%
Putnam VT Global Asset Allocation - Class IB                                  -19.86%    -3.14%         4.13%
Putnam VT Growth and Income - Class IB                                        -26.19%    -3.30%         5.99%
Putnam VT Health Sciences - Class IB                                          -27.52%      N/A         -4.56%
Putnam VT High Yield - Class IB                                               -8.30%     -3.79%         2.85%
Putnam VT Income - Class IB                                                    0.14%      3.14%         4.04%
Putnam VT International Equity - Class IB                                     -24.90%    -0.12%         2.02%
Putnam VT Investors - Class IB                                                -30.98%      N/A         -10.33%
Putnam VT Money Market - Class IB                                             -6.42%      1.58%         1.68%
Putnam VT New Opportunities - Class IB                                        -37.49%    -7.83%         3.11%
Putnam VT New Value - Class IB                                                -22.88%     0.07%         2.40%
Putnam VT Research - Class IB                                                 -29.34%      N/A         -4.53%
Putnam VT Utilities Growth and Income - Class IB                              -31.19%    -6.98%         2.34%
Putnam VT Vista - Class IB                                                    -37.57%    -6.51%        -2.47%
Putnam VT Voyager - Class IB                                                  -33.58%    -3.72%         5.92%
Franklin Growth and Income Securities - Class 2                               -15.73%     2.50%         8.28%
Franklin Small Cap Value Securities - Class 2                                 -16.66%      N/A         -2.82%
Mutual Shares Securities - Class II                                           -19.16%     1.40%         3.91%
Templeton Developing Markets Securities - Class 2                             -7.73%     -7.93%        -12.21%
Templeton Foreign Securities - Class 2                                        -25.78%    -4.54%         5.22%
Oppenheimer Aggressive Growth - Service Class                                 -35.06%    -4.41%         4.05%
Oppenheimer Capital Appreciation - Service Class                              -34.13%    -0.30%         7.47%
Oppenheimer Global Securities - Service Class                                 -29.51%     2.76%         9.23%
Oppenheimer High Income - Service Class                                       -10.19%    -2.63%         4.02%
Oppenheimer Main Street - Service Class                                       -26.18%    -5.80%         6.02%
Oppenheimer Main Street Small Cap - Service Class                             -23.19%      N/A         -4.02%
Oppenheimer Multiple Strategies - Service Class                               -17.96%     0.39%         5.39%
Oppenheimer Strategic Bond - Service Class                                    -0.67%      1.34%         3.05%
STI Capital Appreciation                                                      -29.03%    -1.09%         6.97%
STI Growth and Income                                                         -27.76%      N/A         -10.14%
STI International Equity                                                      -25.80%    -7.16%        -3.64%
STI Investment Grade Bond                                                     -0.33%      3.42%         3.57%
STI Mid-Cap Equity                                                            -35.47%    -5.12%         0.93%
STI Small Cap Value Equity                                                    -8.76%      0.56%        -0.05%
STI Value Income Stock                                                        -24.23%    -3.18%         3.77%
Van Kampen LIT Emerging Growth - Class II                                     -39.58%     0.53%         6.35%
Van Kampen LIT Growth and Income - Class II                                   -22.03%     2.47%         4.93%
Van Kampen UIF Active International Allocation - Class II                     -25.20%      N/A         -15.46%
Van Kampen UIF Emerging Markets Debt - Class II                                1.05%      1.50%         1.17%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.57%      1.51%         3.85%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.20%      N/A         -2.37%
Putnam VT Global Asset Allocation - Class IB                                  -19.90%    -3.19%         4.07%
Putnam VT Growth and Income - Class IB                                        -26.23%    -3.35%         5.94%
Putnam VT Health Sciences - Class IB                                          -27.56%      N/A         -4.61%
Putnam VT High Yield - Class IB                                               -8.35%     -3.84%         2.80%
Putnam VT Income - Class IB                                                    0.09%      3.09%         3.98%
Putnam VT International Equity - Class IB                                     -24.94%    -0.17%         1.96%
Putnam VT Investors - Class IB                                                -31.02%      N/A         -10.38%
Putnam VT Money Market - Class IB                                             -6.47%      1.52%         1.63%
Putnam VT New Opportunities - Class IB                                        -37.52%    -7.87%         3.06%
Putnam VT New Value - Class IB                                                -22.92%     0.02%         2.35%
Putnam VT Research - Class IB                                                 -29.38%      N/A         -4.58%
Putnam VT Utilities Growth and Income - Class IB                              -31.23%    -7.03%         2.29%
Putnam VT Vista - Class IB                                                    -37.61%    -6.56%        -2.52%
Putnam VT Voyager - Class IB                                                  -33.62%    -3.77%         5.87%
Franklin Growth and Income Securities - Class 2                               -15.78%     2.45%         8.22%
Franklin Small Cap Value Securities - Class 2                                 -16.71%      N/A         -2.87%
Mutual Shares Securities - Class II                                           -19.20%     1.35%         3.86%
Templeton Developing Markets Securities - Class 2                             -7.78%     -7.98%        -12.26%
Templeton Foreign Securities - Class 2                                        -25.82%    -4.59%         5.17%
Oppenheimer Aggressive Growth - Service Class                                 -35.10%    -4.45%         4.00%
Oppenheimer Capital Appreciation - Service Class                              -34.17%    -0.35%         7.42%
Oppenheimer Global Securities - Service Class                                 -29.55%     2.70%         9.18%
Oppenheimer High Income - Service Class                                       -10.24%    -2.68%         3.97%
Oppenheimer Main Street - Service Class                                       -26.22%    -5.85%         5.97%
Oppenheimer Main Street Small Cap - Service Class                             -23.24%      N/A         -4.07%
Oppenheimer Multiple Strategies - Service Class                               -18.00%     0.34%         5.34%
Oppenheimer Strategic Bond - Service Class                                    -0.72%      1.29%         3.00%
STI Capital Appreciation                                                      -29.07%    -1.14%         6.91%
STI Growth and Income                                                         -27.80%      N/A         -10.19%
STI International Equity                                                      -25.84%    -7.21%        -3.69%
STI Investment Grade Bond                                                     -0.39%      3.37%         3.52%
STI Mid-Cap Equity                                                            -35.50%    -5.16%         0.88%
STI Small Cap Value Equity                                                    -8.81%      0.51%        -0.10%
STI Value Income Stock                                                        -24.27%    -3.22%         3.72%
Van Kampen LIT Emerging Growth - Class II                                     -39.62%     0.48%         6.29%
Van Kampen LIT Growth and Income - Class II                                   -22.07%     2.42%         4.88%
Van Kampen UIF Active International Allocation - Class II                     -25.24%      N/A         -15.51%
Van Kampen UIF Emerging Markets Debt - Class II                                1.00%      1.45%         1.12%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.62%      1.45%         3.80%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.25%      N/A         -2.42%
Putnam VT Global Asset Allocation - Class IB                                  -19.94%    -3.23%         4.02%
Putnam VT Growth and Income - Class IB                                        -26.27%    -3.40%         5.88%
Putnam VT Health Sciences - Class IB                                          -27.60%      N/A         -4.66%
Putnam VT High Yield - Class IB                                               -8.39%     -3.89%         2.75%
Putnam VT Income - Class IB                                                    0.04%      3.04%         3.93%
Putnam VT International Equity - Class IB                                     -24.98%    -0.22%         1.91%
Putnam VT Investors - Class IB                                                -31.05%      N/A         -10.42%
Putnam VT Money Market - Class IB                                             -6.52%      1.47%         1.58%
Putnam VT New Opportunities - Class IB                                        -37.56%    -7.92%         3.00%
Putnam VT New Value - Class IB                                                -22.96%    -0.03%         2.30%
Putnam VT Research - Class IB                                                 -29.42%      N/A         -4.63%
Putnam VT Utilities Growth and Income - Class IB                              -31.26%    -7.08%         2.24%
Putnam VT Vista - Class IB                                                    -37.64%    -6.61%        -2.57%
Putnam VT Voyager - Class IB                                                  -33.66%    -3.82%         5.81%
Franklin Growth and Income Securities - Class 2                               -15.82%     2.40%         8.17%
Franklin Small Cap Value Securities - Class 2                                 -16.75%      N/A         -2.92%
Mutual Shares Securities - Class II                                           -19.25%     1.30%         3.81%
Templeton Developing Markets Securities - Class 2                             -7.83%     -8.03%        -12.30%
Templeton Foreign Securities - Class 2                                        -25.86%    -4.64%         5.11%
Oppenheimer Aggressive Growth - Service Class                                 -35.14%    -4.50%         3.94%
Oppenheimer Capital Appreciation - Service Class                              -34.20%    -0.40%         7.36%
Oppenheimer Global Securities - Service Class                                 -29.58%     2.65%         9.12%
Oppenheimer High Income - Service Class                                       -10.29%    -2.73%         3.92%
Oppenheimer Main Street - Service Class                                       -26.26%    -5.89%         5.91%
Oppenheimer Main Street Small Cap - Service Class                             -23.28%      N/A         -4.12%
Oppenheimer Multiple Strategies - Service Class                               -18.04%     0.29%         5.28%
Oppenheimer Strategic Bond - Service Class                                    -0.77%      1.24%         2.95%
STI Capital Appreciation                                                      -29.11%    -1.19%         6.86%
STI Growth and Income                                                         -27.84%      N/A         -10.23%
STI International Equity                                                      -25.88%    -7.25%        -3.73%
STI Investment Grade Bond                                                     -0.44%      3.32%         3.46%
STI Mid-Cap Equity                                                            -35.54%    -5.21%         0.83%
STI Small Cap Value Equity                                                    -8.86%      0.46%        -0.15%
STI Value Income Stock                                                        -24.31%    -3.27%         3.67%
Van Kampen LIT Emerging Growth - Class II                                     -39.65%     0.43%         6.24%
Van Kampen LIT Growth and Income - Class II                                   -22.11%     2.37%         4.83%
Van Kampen UIF Active International Allocation - Class II                     -25.28%      N/A         -15.55%
Van Kampen UIF Emerging Markets Debt - Class II                                0.94%      1.40%         1.07%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.67%      1.40%         3.74%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.29%      N/A         -2.47%
Putnam VT Global Asset Allocation - Class IB                                  -19.98%    -3.28%         3.97%
Putnam VT Growth and Income - Class IB                                        -26.31%    -3.45%         5.83%
Putnam VT Health Sciences - Class IB                                          -27.64%      N/A         -4.71%
Putnam VT High Yield - Class IB                                               -8.44%     -3.94%         2.70%
Putnam VT Income - Class IB                                                   -0.02%      2.99%         3.88%
Putnam VT International Equity - Class IB                                     -25.02%    -0.27%         1.86%
Putnam VT Investors - Class IB                                                -31.09%      N/A         -10.47%
Putnam VT Money Market - Class IB                                             -6.57%      1.42%         1.53%
Putnam VT New Opportunities - Class IB                                        -37.59%    -7.97%         2.95%
Putnam VT New Value - Class IB                                                -23.00%    -0.08%         2.25%
Putnam VT Research - Class IB                                                 -29.46%      N/A         -4.68%
Putnam VT Utilities Growth and Income - Class IB                              -31.30%    -7.13%         2.18%
Putnam VT Vista - Class IB                                                    -37.67%    -6.66%        -2.62%
Putnam VT Voyager - Class IB                                                  -33.69%    -3.87%         5.76%
Franklin Growth and Income Securities - Class 2                               -15.87%     2.35%         8.11%
Franklin Small Cap Value Securities - Class 2                                 -16.80%      N/A         -2.97%
Mutual Shares Securities - Class II                                           -19.29%     1.25%         3.75%
Templeton Developing Markets Securities - Class 2                             -7.88%     -8.07%        -12.35%
Templeton Foreign Securities - Class 2                                        -25.89%    -4.68%         5.06%
Oppenheimer Aggressive Growth - Service Class                                 -35.17%    -4.55%         3.89%
Oppenheimer Capital Appreciation - Service Class                              -34.24%    -0.45%         7.31%
Oppenheimer Global Securities - Service Class                                 -29.62%     2.60%         9.07%
Oppenheimer High Income - Service Class                                       -10.33%    -2.77%         3.87%
Oppenheimer Main Street - Service Class                                       -26.30%    -5.94%         5.86%
Oppenheimer Main Street Small Cap - Service Class                             -23.32%      N/A         -4.17%
Oppenheimer Multiple Strategies - Service Class                               -18.09%     0.23%         5.23%
Oppenheimer Strategic Bond - Service Class                                    -0.82%      1.19%         2.90%
STI Capital Appreciation                                                      -29.15%    -1.24%         6.80%
STI Growth and Income                                                         -27.88%      N/A         -10.28%
STI International Equity                                                      -25.92%    -7.30%        -3.78%
STI Investment Grade Bond                                                     -0.49%      3.26%         3.41%
STI Mid-Cap Equity                                                            -35.57%    -5.26%         0.77%
STI Small Cap Value Equity                                                    -8.90%      0.40%        -0.20%
STI Value Income Stock                                                        -24.35%    -3.32%         3.62%
Van Kampen LIT Emerging Growth - Class II                                     -39.68%     0.38%         6.18%
Van Kampen LIT Growth and Income - Class II                                   -22.16%     2.31%         4.77%
Van Kampen UIF Active International Allocation - Class II                     -25.32%      N/A         -15.60%
Van Kampen UIF Emerging Markets Debt - Class II                                0.89%      1.35%         1.02%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.72%      1.35%         3.69%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.38%      N/A         -2.57%
Putnam VT Global Asset Allocation - Class IB                                  -20.07%    -3.38%         3.86%
Putnam VT Growth and Income - Class IB                                        -26.39%    -3.54%         5.72%
Putnam VT Health Sciences - Class IB                                          -27.72%      N/A         -4.81%
Putnam VT High Yield - Class IB                                               -8.54%     -4.04%         2.59%
Putnam VT Income - Class IB                                                   -0.12%      2.88%         3.77%
Putnam VT International Equity - Class IB                                     -25.10%    -0.37%         1.76%
Putnam VT Investors - Class IB                                                -31.17%      N/A         -10.57%
Putnam VT Money Market - Class IB                                             -6.67%      1.32%         1.42%
Putnam VT New Opportunities - Class IB                                        -37.66%    -8.06%         2.85%
Putnam VT New Value - Class IB                                                -23.08%    -0.19%         2.14%
Putnam VT Research - Class IB                                                 -29.54%      N/A         -4.78%
Putnam VT Utilities Growth and Income - Class IB                              -31.37%    -7.22%         2.08%
Putnam VT Vista - Class IB                                                    -37.74%    -6.75%        -2.72%
Putnam VT Voyager - Class IB                                                  -33.76%    -3.97%         5.65%
Franklin Growth and Income Securities - Class 2                               -15.96%     2.24%         8.00%
Franklin Small Cap Value Securities - Class 2                                 -16.88%      N/A         -3.07%
Mutual Shares Securities - Class II                                           -19.38%     1.15%         3.65%
Templeton Developing Markets Securities - Class 2                             -7.98%     -8.17%        -12.44%
Templeton Foreign Securities - Class 2                                        -25.97%    -4.78%         4.96%
Oppenheimer Aggressive Growth - Service Class                                 -35.24%    -4.65%         3.79%
Oppenheimer Capital Appreciation - Service Class                              -34.31%    -0.55%         7.20%
Oppenheimer Global Securities - Service Class                                 -29.70%     2.50%         8.96%
Oppenheimer High Income - Service Class                                       -10.43%    -2.87%         3.76%
Oppenheimer Main Street - Service Class                                       -26.38%    -6.04%         5.75%
Oppenheimer Main Street Small Cap - Service Class                             -23.40%      N/A         -4.27%
Oppenheimer Multiple Strategies - Service Class                               -18.17%     0.13%         5.12%
Oppenheimer Strategic Bond - Service Class                                    -0.93%      1.08%         2.79%
STI Capital Appreciation                                                      -29.23%    -1.34%         6.70%
STI Growth and Income                                                         -27.96%      N/A         -10.38%
STI International Equity                                                      -26.00%    -7.40%        -3.88%
STI Investment Grade Bond                                                     -0.60%      3.16%         3.31%
STI Mid-Cap Equity                                                            -35.64%    -5.36%         0.67%
STI Small Cap Value Equity                                                    -9.00%      0.30%        -0.30%
STI Value Income Stock                                                        -24.43%    -3.42%         3.51%
Van Kampen LIT Emerging Growth - Class II                                     -39.75%     0.28%         6.08%
Van Kampen LIT Growth and Income - Class II                                   -22.24%     2.21%         4.67%
Van Kampen UIF Active International Allocation - Class II                     -25.40%      N/A         -15.69%
Van Kampen UIF Emerging Markets Debt - Class II                                0.78%      1.24%         0.91%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.82%      1.25%         3.59%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.42%      N/A         -2.62%
Putnam VT Global Asset Allocation - Class IB                                  -20.11%    -3.43%         3.81%
Putnam VT Growth and Income - Class IB                                        -26.43%    -3.59%         5.67%
Putnam VT Health Sciences - Class IB                                          -27.75%      N/A         -4.86%
Putnam VT High Yield - Class IB                                               -8.59%     -4.09%         2.54%
Putnam VT Income - Class IB                                                   -0.18%      2.83%         3.72%
Putnam VT International Equity - Class IB                                     -25.14%    -0.42%         1.71%
Putnam VT Investors - Class IB                                                -31.20%      N/A         -10.61%
Putnam VT Money Market - Class IB                                             -6.72%      1.27%         1.37%
Putnam VT New Opportunities - Class IB                                        -37.69%    -8.11%         2.80%
Putnam VT New Value - Class IB                                                -23.12%    -0.24%         2.09%
Putnam VT Research - Class IB                                                 -29.57%      N/A         -4.83%
Putnam VT Utilities Growth and Income - Class IB                              -31.41%    -7.27%         2.03%
Putnam VT Vista - Class IB                                                    -37.78%    -6.80%        -2.77%
Putnam VT Voyager - Class IB                                                  -33.80%    -4.02%         5.60%
Franklin Growth and Income Securities - Class 2                               -16.00%     2.19%         7.95%
Franklin Small Cap Value Securities - Class 2                                 -16.93%      N/A         -3.12%
Mutual Shares Securities - Class II                                           -19.42%     1.10%         3.60%
Templeton Developing Markets Securities - Class 2                             -8.02%     -8.21%        -12.48%
Templeton Foreign Securities - Class 2                                        -26.01%    -4.83%         4.90%
Oppenheimer Aggressive Growth - Service Class                                 -35.28%    -4.70%         3.73%
Oppenheimer Capital Appreciation - Service Class                              -34.35%    -0.60%         7.15%
Oppenheimer Global Securities - Service Class                                 -29.74%     2.44%         8.90%
Oppenheimer High Income - Service Class                                       -10.48%    -2.92%         3.71%
Oppenheimer Main Street - Service Class                                       -26.42%    -6.09%         5.70%
Oppenheimer Main Street Small Cap - Service Class                             -23.44%      N/A         -4.32%
Oppenheimer Multiple Strategies - Service Class                               -18.22%     0.08%         5.07%
Oppenheimer Strategic Bond - Service Class                                    -0.98%      1.03%         2.74%
STI Capital Appreciation                                                      -29.26%    -1.39%         6.64%
STI Growth and Income                                                         -28.00%      N/A         -10.42%
STI International Equity                                                      -26.04%    -7.44%        -3.93%
STI Investment Grade Bond                                                     -0.65%      3.11%         3.25%
STI Mid-Cap Equity                                                            -35.68%    -5.40%         0.62%
STI Small Cap Value Equity                                                    -9.05%      0.25%        -0.35%
STI Value Income Stock                                                        -24.47%    -3.47%         3.46%
Van Kampen LIT Emerging Growth - Class II                                     -39.78%     0.22%         6.02%
Van Kampen LIT Growth and Income - Class II                                   -22.28%     2.16%         4.62%
Van Kampen UIF Active International Allocation - Class II                     -25.44%      N/A         -15.74%
Van Kampen UIF Emerging Markets Debt - Class II                                0.73%      1.19%         0.86%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.86%      1.20%         3.53%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.56%      N/A         -2.78%
Putnam VT Global Asset Allocation - Class IB                                  -20.24%    -3.58%         3.65%
Putnam VT Growth and Income - Class IB                                        -26.55%    -3.74%         5.51%
Putnam VT Health Sciences - Class IB                                          -27.87%      N/A         -5.01%
Putnam VT High Yield - Class IB                                               -8.73%     -4.23%         2.38%
Putnam VT Income - Class IB                                                   -0.33%      2.67%         3.56%
Putnam VT International Equity - Class IB                                     -25.26%    -0.57%         1.55%
Putnam VT Investors - Class IB                                                -31.31%      N/A         -10.76%
Putnam VT Money Market - Class IB                                             -6.86%      1.11%         1.22%
Putnam VT New Opportunities - Class IB                                        -37.79%    -8.25%         2.64%
Putnam VT New Value - Class IB                                                -23.25%    -0.39%         1.94%
Putnam VT Research - Class IB                                                 -29.69%      N/A         -4.98%
Putnam VT Utilities Growth and Income - Class IB                              -31.52%    -7.41%         1.87%
Putnam VT Vista - Class IB                                                    -37.88%    -6.94%        -2.92%
Putnam VT Voyager - Class IB                                                  -33.91%    -4.16%         5.44%
Franklin Growth and Income Securities - Class 2                               -16.13%     2.04%         7.79%
Franklin Small Cap Value Securities - Class 2                                 -17.06%      N/A         -3.27%
Mutual Shares Securities - Class II                                           -19.55%     0.94%         3.44%
Templeton Developing Markets Securities - Class 2                             -8.17%     -8.35%        -12.62%
Templeton Foreign Securities - Class 2                                        -26.13%    -4.97%         4.74%
Oppenheimer Aggressive Growth - Service Class                                 -35.38%    -4.84%         3.58%
Oppenheimer Capital Appreciation - Service Class                              -34.45%    -0.75%         6.98%
Oppenheimer Global Securities - Service Class                                 -29.85%     2.29%         8.74%
Oppenheimer High Income - Service Class                                       -10.62%    -3.07%         3.55%
Oppenheimer Main Street - Service Class                                       -26.54%    -6.23%         5.54%
Oppenheimer Main Street Small Cap - Service Class                             -23.57%      N/A         -4.47%
Oppenheimer Multiple Strategies - Service Class                               -18.35%    -0.07%         4.91%
Oppenheimer Strategic Bond - Service Class                                    -1.14%      0.88%         2.58%
STI Capital Appreciation                                                      -29.38%    -1.54%         6.48%
STI Growth and Income                                                         -28.11%      N/A         -10.57%
STI International Equity                                                      -26.16%    -7.58%        -4.08%
STI Investment Grade Bond                                                     -0.81%      2.95%         3.10%
STI Mid-Cap Equity                                                            -35.78%    -5.55%         0.47%
STI Small Cap Value Equity                                                    -9.19%      0.10%        -0.50%
STI Value Income Stock                                                        -24.60%    -3.62%         3.30%
Van Kampen LIT Emerging Growth - Class II                                     -39.88%     0.07%         5.86%
Van Kampen LIT Growth and Income - Class II                                   -22.41%     2.00%         4.46%
Van Kampen UIF Active International Allocation - Class II                     -25.56%      N/A         -15.87%
Van Kampen UIF Emerging Markets Debt - Class II                                0.57%      1.04%         0.71%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.01%      1.04%         3.38%



(With Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -15.90%      N/A         -2.02%
Putnam VT Global Asset Allocation - Class IB                                  -19.62%    -2.83%         4.50%
Putnam VT Growth and Income - Class IB                                        -25.98%    -2.99%         6.38%
Putnam VT Health Sciences - Class IB                                          -27.32%      N/A         -4.26%
Putnam VT High Yield - Class IB                                               -8.01%     -3.52%         3.21%
Putnam VT Income - Class IB                                                    0.47%      3.47%         4.39%
Putnam VT International Equity - Class IB                                     -24.69%     0.22%         2.37%
Putnam VT Investors - Class IB                                                -30.79%      N/A         -10.06%
Putnam VT Money Market - Class IB                                             -6.12%      1.90%         2.01%
Putnam VT New Opportunities - Class IB                                        -37.33%    -7.53%         3.49%
Putnam VT New Value - Class IB                                                -22.65%     0.39%         2.75%
Putnam VT Research - Class IB                                                 -29.15%      N/A         -4.23%
Putnam VT Utilities Growth and Income - Class IB                              -31.00%    -6.70%         2.70%
Putnam VT Vista - Class IB                                                    -37.41%    -6.21%        -2.14%
Putnam VT Voyager - Class IB                                                  -33.41%    -3.40%         6.32%
Franklin Growth and Income Securities - Class 2                               -15.48%     2.84%         8.68%
Franklin Small Cap Value Securities - Class 2                                 -16.41%      N/A         -2.55%
Mutual Shares Securities - Class II                                           -18.92%     1.73%         4.24%
Templeton Developing Markets Securities - Class 2                             -7.44%     -7.69%        -12.06%
Templeton Foreign Securities - Class 2                                        -25.56%    -4.24%         5.61%
Oppenheimer Aggressive Growth - Service Class                                 -34.90%    -4.09%         4.44%
Oppenheimer Capital Appreciation - Service Class                              -33.96%     0.05%         7.87%
Oppenheimer Global Securities - Service Class                                 -29.31%     3.11%         9.66%
Oppenheimer High Income - Service Class                                       -9.91%     -2.34%         4.40%
Oppenheimer Main Street - Service Class                                       -25.98%    -5.51%         6.41%
Oppenheimer Main Street Small Cap - Service Class                             -22.97%      N/A         -3.72%
Oppenheimer Multiple Strategies - Service Class                               -17.71%     0.71%         5.77%
Oppenheimer Strategic Bond - Service Class                                    -0.34%      1.65%         3.39%
STI Capital Appreciation                                                      -28.84%    -0.76%         7.35%
STI Growth and Income                                                         -27.56%      N/A         -9.87%
STI International Equity                                                      -25.59%    -6.88%        -3.35%
STI Investment Grade Bond                                                     -0.01%      3.75%         3.89%
STI Mid-Cap Equity                                                            -35.30%    -4.82%         1.26%
STI Small Cap Value Equity                                                    -8.47%      0.85%         0.22%
STI Value Income Stock                                                        -24.01%    -2.88%         4.13%
Van Kampen LIT Emerging Growth - Class II                                     -39.44%     0.89%         6.74%
Van Kampen LIT Growth and Income - Class II                                   -21.80%     2.82%         5.28%
Van Kampen UIF Active International Allocation - Class II                     -24.98%      N/A         -15.25%
Van Kampen UIF Emerging Markets Debt - Class II                                1.38%      1.80%         1.45%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.29%      1.81%         4.18%



(With the MAV Death Benefit Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.08%      N/A         -2.23%
Putnam VT Global Asset Allocation - Class IB                                  -19.79%    -3.03%         4.29%
Putnam VT Growth and Income - Class IB                                        -26.14%    -3.19%         6.17%
Putnam VT Health Sciences - Class IB                                          -27.47%      N/A         -4.46%
Putnam VT High Yield - Class IB                                               -8.20%     -3.72%         3.00%
Putnam VT Income - Class IB                                                    0.26%      3.26%         4.17%
Putnam VT International Equity - Class IB                                     -24.85%     0.02%         2.16%
Putnam VT Investors - Class IB                                                -30.94%      N/A         -10.25%
Putnam VT Money Market - Class IB                                             -6.32%      1.69%         1.80%
Putnam VT New Opportunities - Class IB                                        -37.47%    -7.72%         3.28%
Putnam VT New Value - Class IB                                                -22.82%     0.18%         2.54%
Putnam VT Research - Class IB                                                 -29.30%      N/A         -4.43%
Putnam VT Utilities Growth and Income - Class IB                              -31.15%    -6.89%         2.49%
Putnam VT Vista - Class IB                                                    -37.55%    -6.40%        -2.34%
Putnam VT Voyager - Class IB                                                  -33.55%    -3.60%         6.10%
Franklin Growth and Income Securities - Class 2                               -15.66%     2.63%         8.46%
Franklin Small Cap Value Securities - Class 2                                 -16.59%      N/A         -2.75%
Mutual Shares Securities - Class II                                           -19.09%     1.52%         4.03%
Templeton Developing Markets Securities - Class 2                             -7.64%     -7.88%        -12.24%
Templeton Foreign Securities - Class 2                                        -25.73%    -4.44%         5.40%
Oppenheimer Aggressive Growth - Service Class                                 -35.04%    -4.28%         4.22%
Oppenheimer Capital Appreciation - Service Class                              -34.10%    -0.16%         7.65%
Oppenheimer Global Securities - Service Class                                 -29.47%     2.90%         9.43%
Oppenheimer High Income - Service Class                                       -10.10%    -2.54%         4.18%
Oppenheimer Main Street - Service Class                                       -26.14%    -5.71%         6.19%
Oppenheimer Main Street Small Cap - Service Class                             -23.14%      N/A         -3.92%
Oppenheimer Multiple Strategies - Service Class                               -17.89%     0.50%         5.55%
Oppenheimer Strategic Bond - Service Class                                    -0.55%      1.45%         3.18%
STI Capital Appreciation                                                      -28.99%    -0.97%         7.13%
STI Growth and Income                                                         -27.72%      N/A         -10.06%
STI International Equity                                                      -25.75%    -7.07%        -3.54%
STI Investment Grade Bond                                                     -0.22%      3.54%         3.68%
STI Mid-Cap Equity                                                            -35.44%    -5.02%         1.06%
STI Small Cap Value Equity                                                    -8.67%      0.65%         0.01%
STI Value Income Stock                                                        -24.18%    -3.08%         3.91%
Van Kampen LIT Emerging Growth - Class II                                     -39.57%     0.69%         6.52%
Van Kampen LIT Growth and Income - Class II                                   -21.97%     2.61%         5.06%
Van Kampen UIF Active International Allocation - Class II                     -25.15%      N/A         -15.43%
Van Kampen UIF Emerging Markets Debt - Class II                                1.17%      1.59%         1.24%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.48%      1.61%         3.97%



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.13%      N/A         -2.28%
Putnam VT Global Asset Allocation - Class IB                                  -19.83%    -3.08%         4.24%
Putnam VT Growth and Income - Class IB                                        -26.18%    -3.24%         6.11%
Putnam VT Health Sciences - Class IB                                          -27.51%      N/A         -4.51%
Putnam VT High Yield - Class IB                                               -8.25%     -3.76%         2.95%
Putnam VT Income - Class IB                                                    0.20%      3.21%         4.12%
Putnam VT International Equity - Class IB                                     -24.89%    -0.03%         2.11%
Putnam VT Investors - Class IB                                                -30.98%      N/A         -10.30%
Putnam VT Money Market - Class IB                                             -6.37%      1.64%         1.75%
Putnam VT New Opportunities - Class IB                                        -37.50%    -7.77%         3.23%
Putnam VT New Value - Class IB                                                -22.86%     0.13%         2.48%
Putnam VT Research - Class IB                                                 -29.34%      N/A         -4.48%
Putnam VT Utilities Growth and Income - Class IB                              -31.19%    -6.94%         2.44%
Putnam VT Vista - Class IB                                                    -37.58%    -6.45%        -2.39%
Putnam VT Voyager - Class IB                                                  -33.59%    -3.65%         6.05%
Franklin Growth and Income Securities - Class 2                               -15.70%     2.57%         8.40%
Franklin Small Cap Value Securities - Class 2                                 -16.63%      N/A         -2.80%
Mutual Shares Securities - Class II                                           -19.14%     1.47%         3.98%
Templeton Developing Markets Securities - Class 2                             -7.68%     -7.92%        -12.29%
Templeton Foreign Securities - Class 2                                        -25.77%    -4.48%         5.35%
Oppenheimer Aggressive Growth - Service Class                                 -35.07%    -4.33%         4.17%
Oppenheimer Capital Appreciation - Service Class                              -34.14%    -0.21%         7.60%
Oppenheimer Global Securities - Service Class                                 -29.50%     2.85%         9.38%
Oppenheimer High Income - Service Class                                       -10.15%    -2.59%         4.13%
Oppenheimer Main Street - Service Class                                       -26.18%    -5.75%         6.14%
Oppenheimer Main Street Small Cap - Service Class                             -23.18%      N/A         -3.97%
Oppenheimer Multiple Strategies - Service Class                               -17.93%     0.45%         5.50%
Oppenheimer Strategic Bond - Service Class                                    -0.61%      1.39%         3.12%
STI Capital Appreciation                                                      -29.03%    -1.02%         7.08%
STI Growth and Income                                                         -27.76%      N/A         -10.10%
STI International Equity                                                      -25.79%    -7.12%        -3.59%
STI Investment Grade Bond                                                     -0.27%      3.49%         3.63%
STI Mid-Cap Equity                                                            -35.48%    -5.06%         1.00%
STI Small Cap Value Equity                                                    -8.72%      0.60%        -0.04%
STI Value Income Stock                                                        -24.22%    -3.12%         3.86%
Van Kampen LIT Emerging Growth - Class II                                     -39.60%     0.64%         6.47%
Van Kampen LIT Growth and Income - Class II                                   -22.01%     2.55%         5.01%
Van Kampen UIF Active International Allocation - Class II                     -25.19%      N/A         -15.48%
Van Kampen UIF Emerging Markets Debt - Class II                                1.11%      1.54%         1.19%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.53%      1.55%         3.92%



(With  the  Enhanced  Beneficiary  Protection (Annual Increase) Option and
Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.17%      N/A         -2.33%
Putnam VT Global Asset Allocation - Class IB                                  -19.88%    -3.13%         4.18%
Putnam VT Growth and Income - Class IB                                        -26.22%    -3.29%         6.06%
Putnam VT Health Sciences - Class IB                                          -27.55%      N/A         -4.56%
Putnam VT High Yield - Class IB                                               -8.30%     -3.81%         2.89%
Putnam VT Income - Class IB                                                    0.15%      3.15%         4.07%
Putnam VT International Equity - Class IB                                     -24.93%    -0.09%         2.06%
Putnam VT Investors - Class IB                                                -31.02%      N/A         -10.34%
Putnam VT Money Market - Class IB                                             -6.42%      1.59%         1.70%
Putnam VT New Opportunities - Class IB                                        -37.53%    -7.81%         3.17%
Putnam VT New Value - Class IB                                                -22.90%     0.08%         2.43%
Putnam VT Research - Class IB                                                 -29.38%      N/A         -4.53%
Putnam VT Utilities Growth and Income - Class IB                              -31.23%    -6.99%         2.39%
Putnam VT Vista - Class IB                                                    -37.62%    -6.50%        -2.44%
Putnam VT Voyager - Class IB                                                  -33.63%    -3.70%         5.99%
Franklin Growth and Income Securities - Class 2                               -15.75%     2.52%         8.35%
Franklin Small Cap Value Securities - Class 2                                 -16.68%      N/A         -2.85%
Mutual Shares Securities - Class II                                           -19.18%     1.42%         3.92%
Templeton Developing Markets Securities - Class 2                             -7.73%     -7.97%        -12.33%
Templeton Foreign Securities - Class 2                                        -25.81%    -4.53%         5.29%
Oppenheimer Aggressive Growth - Service Class                                 -35.11%    -4.38%         4.12%
Oppenheimer Capital Appreciation - Service Class                              -34.18%    -0.26%         7.54%
Oppenheimer Global Securities - Service Class                                 -29.54%     2.80%         9.32%
Oppenheimer High Income - Service Class                                       -10.20%    -2.64%         4.08%
Oppenheimer Main Street - Service Class                                       -26.22%    -5.80%         6.09%
Oppenheimer Main Street Small Cap - Service Class                             -23.22%      N/A         -4.02%
Oppenheimer Multiple Strategies - Service Class                               -17.97%     0.40%         5.44%
Oppenheimer Strategic Bond - Service Class                                    -0.66%      1.34%         3.07%
STI Capital Appreciation                                                      -29.07%    -1.07%         7.02%
STI Growth and Income                                                         -27.80%      N/A         -10.15%
STI International Equity                                                      -25.83%    -7.17%        -3.64%
STI Investment Grade Bond                                                     -0.33%      3.44%         3.57%
STI Mid-Cap Equity                                                            -35.51%    -5.11%         0.95%
STI Small Cap Value Equity                                                    -8.76%      0.54%        -0.09%
STI Value Income Stock                                                        -24.26%    -3.17%         3.81%
Van Kampen LIT Emerging Growth - Class II                                     -39.63%     0.59%         6.41%
Van Kampen LIT Growth and Income - Class II                                   -22.06%     2.50%         4.96%
Van Kampen UIF Active International Allocation - Class II                     -25.23%      N/A         -15.52%
Van Kampen UIF Emerging Markets Debt - Class II                                1.06%      1.48%         1.14%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.58%      1.50%         3.86%



(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.26%      N/A         -2.43%
Putnam VT Global Asset Allocation - Class IB                                  -19.96%    -3.23%         4.08%
Putnam VT Growth and Income - Class IB                                        -26.30%    -3.39%         5.95%
Putnam VT Health Sciences - Class IB                                          -27.63%      N/A         -4.66%
Putnam VT High Yield - Class IB                                               -8.40%     -3.91%         2.79%
Putnam VT Income - Class IB                                                    0.04%      3.05%         3.96%
Putnam VT International Equity - Class IB                                     -25.01%    -0.19%         1.96%
Putnam VT Investors - Class IB                                                -31.09%      N/A         -10.44%
Putnam VT Money Market - Class IB                                             -6.52%      1.48%         1.59%
Putnam VT New Opportunities - Class IB                                        -37.60%    -7.91%         3.07%
Putnam VT New Value - Class IB                                                -22.99%    -0.02%         2.33%
Putnam VT Research - Class IB                                                 -29.46%      N/A         -4.63%
Putnam VT Utilities Growth and Income - Class IB                              -31.30%    -7.08%         2.29%
Putnam VT Vista - Class IB                                                    -37.69%    -6.59%        -2.54%
Putnam VT Voyager - Class IB                                                  -33.70%    -3.79%         5.89%
Franklin Growth and Income Securities - Class 2                               -15.84%     2.42%         8.24%
Franklin Small Cap Value Securities - Class 2                                 -16.77%      N/A         -2.95%
Mutual Shares Securities - Class II                                           -19.27%     1.32%         3.82%
Templeton Developing Markets Securities - Class 2                             -7.83%     -8.07%        -12.42%
Templeton Foreign Securities - Class 2                                        -25.89%    -4.63%         5.19%
Oppenheimer Aggressive Growth - Service Class                                 -35.18%    -4.48%         4.01%
Oppenheimer Capital Appreciation - Service Class                              -34.25%    -0.36%         7.44%
Oppenheimer Global Securities - Service Class                                 -29.62%     2.70%         9.21%
Oppenheimer High Income - Service Class                                       -10.29%    -2.74%         3.97%
Oppenheimer Main Street - Service Class                                       -26.29%    -5.90%         5.98%
Oppenheimer Main Street Small Cap - Service Class                             -23.30%      N/A         -4.12%
Oppenheimer Multiple Strategies - Service Class                               -18.06%     0.30%         5.34%
Oppenheimer Strategic Bond - Service Class                                    -0.77%      1.24%         2.97%
STI Capital Appreciation                                                      -29.15%    -1.17%         6.91%
STI Growth and Income                                                         -27.88%      N/A         -10.25%
STI International Equity                                                      -25.91%    -7.26%        -3.74%
STI Investment Grade Bond                                                     -0.43%      3.33%         3.47%
STI Mid-Cap Equity                                                            -35.58%    -5.21%         0.85%
STI Small Cap Value Equity                                                    -8.86%      0.44%        -0.19%
STI Value Income Stock                                                        -24.34%    -3.27%         3.70%
Van Kampen LIT Emerging Growth - Class II                                     -39.70%     0.48%         6.31%
Van Kampen LIT Growth and Income - Class II                                   -22.14%     2.40%         4.85%
Van Kampen UIF Active International Allocation - Class II                     -25.31%      N/A         -15.62%
Van Kampen UIF Emerging Markets Debt - Class II                                0.95%      1.38%         1.04%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.67%      1.40%         3.76%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.31%      N/A         -2.48%
Putnam VT Global Asset Allocation - Class IB                                  -20.01%    -3.28%         4.02%
Putnam VT Growth and Income - Class IB                                        -26.34%    -3.44%         5.90%
Putnam VT Health Sciences - Class IB                                          -27.67%      N/A         -4.71%
Putnam VT High Yield - Class IB                                               -8.45%     -3.96%         2.74%
Putnam VT Income - Class IB                                                   -0.01%      3.00%         3.91%
Putnam VT International Equity - Class IB                                     -25.05%    -0.24%         1.90%
Putnam VT Investors - Class IB                                                -31.13%      N/A         -10.49%
Putnam VT Money Market - Class IB                                             -6.57%      1.43%         1.54%
Putnam VT New Opportunities - Class IB                                        -37.64%    -7.95%         3.02%
Putnam VT New Value - Class IB                                                -23.03%    -0.07%         2.28%
Putnam VT Research - Class IB                                                 -29.49%      N/A         -4.68%
Putnam VT Utilities Growth and Income - Class IB                              -31.34%    -7.13%         2.23%
Putnam VT Vista - Class IB                                                    -37.72%    -6.64%        -2.59%
Putnam VT Voyager - Class IB                                                  -33.73%    -3.84%         5.83%
Franklin Growth and Income Securities - Class 2                               -15.88%     2.37%         8.18%
Franklin Small Cap Value Securities - Class 2                                 -16.81%      N/A         -3.01%
Mutual Shares Securities - Class II                                           -19.31%     1.26%         3.76%
Templeton Developing Markets Securities - Class 2                             -7.88%     -8.11%        -12.47%
Templeton Foreign Securities - Class 2                                        -25.93%    -4.68%         5.13%
Oppenheimer Aggressive Growth - Service Class                                 -35.21%    -4.53%         3.96%
Oppenheimer Capital Appreciation - Service Class                              -34.28%    -0.41%         7.38%
Oppenheimer Global Securities - Service Class                                 -29.66%     2.64%         9.16%
Oppenheimer High Income - Service Class                                       -10.34%    -2.78%         3.92%
Oppenheimer Main Street - Service Class                                       -26.33%    -5.95%         5.93%
Oppenheimer Main Street Small Cap - Service Class                             -23.34%      N/A         -4.17%
Oppenheimer Multiple Strategies - Service Class                               -18.11%     0.25%         5.28%
Oppenheimer Strategic Bond - Service Class                                    -0.82%      1.19%         2.91%
STI Capital Appreciation                                                      -29.18%    -1.22%         6.86%
STI Growth and Income                                                         -27.91%      N/A         -10.29%
STI International Equity                                                      -25.95%    -7.31%        -3.79%
STI Investment Grade Bond                                                     -0.48%      3.28%         3.41%
STI Mid-Cap Equity                                                            -35.62%    -5.26%         0.80%
STI Small Cap Value Equity                                                    -8.91%      0.39%        -0.24%
STI Value Income Stock                                                        -24.38%    -3.32%         3.65%
Van Kampen LIT Emerging Growth - Class II                                     -39.73%     0.43%         6.25%
Van Kampen LIT Growth and Income - Class II                                   -22.18%     2.35%         4.80%
Van Kampen UIF Active International Allocation - Class II                     -25.35%      N/A         -15.66%
Van Kampen UIF Emerging Markets Debt - Class II                                0.90%      1.33%         0.99%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.72%      1.35%         3.71%



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.35%      N/A         -2.53%
Putnam VT Global Asset Allocation - Class IB                                  -20.05%    -3.33%         3.97%
Putnam VT Growth and Income - Class IB                                        -26.38%    -3.49%         5.84%
Putnam VT Health Sciences - Class IB                                          -27.71%      N/A         -4.76%
Putnam VT High Yield - Class IB                                               -8.50%     -4.01%         2.68%
Putnam VT Income - Class IB                                                   -0.06%      2.94%         3.85%
Putnam VT International Equity - Class IB                                     -25.09%    -0.29%         1.85%
Putnam VT Investors - Class IB                                                -31.17%      N/A         -10.54%
Putnam VT Money Market - Class IB                                             -6.62%      1.38%         1.49%
Putnam VT New Opportunities - Class IB                                        -37.67%    -8.00%         2.96%
Putnam VT New Value - Class IB                                                -23.07%    -0.12%         2.22%
Putnam VT Research - Class IB                                                 -29.53%      N/A         -4.73%
Putnam VT Utilities Growth and Income - Class IB                              -31.38%    -7.18%         2.18%
Putnam VT Vista - Class IB                                                    -37.76%    -6.69%        -2.63%
Putnam VT Voyager - Class IB                                                  -33.77%    -3.89%         5.78%
Franklin Growth and Income Securities - Class 2                               -15.93%     2.31%         8.13%
Franklin Small Cap Value Securities - Class 2                                 -16.86%      N/A         -3.06%
Mutual Shares Securities - Class II                                           -19.35%     1.21%         3.71%
Templeton Developing Markets Securities - Class 2                             -7.93%     -8.16%        -12.52%
Templeton Foreign Securities - Class 2                                        -25.97%    -4.73%         5.08%
Oppenheimer Aggressive Growth - Service Class                                 -35.25%    -4.57%         3.91%
Oppenheimer Capital Appreciation - Service Class                              -34.32%    -0.46%         7.33%
Oppenheimer Global Securities - Service Class                                 -29.70%     2.59%         9.10%
Oppenheimer High Income - Service Class                                       -10.39%    -2.83%         3.86%
Oppenheimer Main Street - Service Class                                       -26.37%    -5.99%         5.87%
Oppenheimer Main Street Small Cap - Service Class                             -23.39%      N/A         -4.22%
Oppenheimer Multiple Strategies - Service Class                               -18.15%     0.20%         5.23%
Oppenheimer Strategic Bond - Service Class                                    -0.87%      1.14%         2.86%
STI Capital Appreciation                                                      -29.22%    -1.27%         6.81%
STI Growth and Income                                                         -27.95%      N/A         -10.34%
STI International Equity                                                      -25.99%    -7.36%        -3.84%
STI Investment Grade Bond                                                     -0.54%      3.23%         3.36%
STI Mid-Cap Equity                                                            -35.65%    -5.31%         0.75%
STI Small Cap Value Equity                                                    -8.96%      0.34%        -0.29%
STI Value Income Stock                                                        -24.42%    -3.37%         3.60%
Van Kampen LIT Emerging Growth - Class II                                     -39.77%     0.38%         6.20%
Van Kampen LIT Growth and Income - Class II                                   -22.22%     2.30%         4.74%
Van Kampen UIF Active International Allocation - Class II                     -25.39%      N/A         -15.71%
Van Kampen UIF Emerging Markets Debt - Class II                                0.85%      1.28%         0.93%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.77%      1.30%         3.65%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.40%      N/A         -2.58%
Putnam VT Global Asset Allocation - Class IB                                  -20.09%    -3.38%         3.92%
Putnam VT Growth and Income - Class IB                                        -26.42%    -3.54%         5.79%
Putnam VT Health Sciences - Class IB                                          -27.75%      N/A         -4.81%
Putnam VT High Yield - Class IB                                               -8.54%     -4.06%         2.63%
Putnam VT Income - Class IB                                                   -0.11%      2.89%         3.80%
Putnam VT International Equity - Class IB                                     -25.13%    -0.34%         1.80%
Putnam VT Investors - Class IB                                                -31.20%      N/A         -10.58%
Putnam VT Money Market - Class IB                                             -6.67%      1.33%         1.44%
Putnam VT New Opportunities - Class IB                                        -37.71%    -8.05%         2.91%
Putnam VT New Value - Class IB                                                -23.11%    -0.17%         2.17%
Putnam VT Research - Class IB                                                 -29.57%      N/A         -4.78%
Putnam VT Utilities Growth and Income - Class IB                              -31.41%    -7.22%         2.13%
Putnam VT Vista - Class IB                                                    -37.79%    -6.73%        -2.68%
Putnam VT Voyager - Class IB                                                  -33.81%    -3.94%         5.73%
Franklin Growth and Income Securities - Class 2                               -15.97%     2.26%         8.07%
Franklin Small Cap Value Securities - Class 2                                 -16.90%      N/A         -3.11%
Mutual Shares Securities - Class II                                           -19.40%     1.16%         3.66%
Templeton Developing Markets Securities - Class 2                             -7.98%     -8.21%        -12.56%
Templeton Foreign Securities - Class 2                                        -26.01%    -4.78%         5.03%
Oppenheimer Aggressive Growth - Service Class                                 -35.29%    -4.62%         3.85%
Oppenheimer Capital Appreciation - Service Class                              -34.35%    -0.51%         7.27%
Oppenheimer Global Securities - Service Class                                 -29.73%     2.54%         9.05%
Oppenheimer High Income - Service Class                                       -10.44%    -2.88%         3.81%
Oppenheimer Main Street - Service Class                                       -26.41%    -6.04%         5.82%
Oppenheimer Main Street Small Cap - Service Class                             -23.43%      N/A         -4.27%
Oppenheimer Multiple Strategies - Service Class                               -18.19%     0.15%         5.17%
Oppenheimer Strategic Bond - Service Class                                    -0.92%      1.09%         2.81%
STI Capital Appreciation                                                      -29.26%    -1.32%         6.75%
STI Growth and Income                                                         -27.99%      N/A         -10.39%
STI International Equity                                                      -26.03%    -7.41%        -3.89%
STI Investment Grade Bond                                                     -0.59%      3.17%         3.31%
STI Mid-Cap Equity                                                            -35.69%    -5.35%         0.70%
STI Small Cap Value Equity                                                    -9.01%      0.29%        -0.34%
STI Value Income Stock                                                        -24.46%    -3.42%         3.55%
Van Kampen LIT Emerging Growth - Class II                                     -39.80%     0.33%         6.14%
Van Kampen LIT Growth and Income - Class II                                   -22.26%     2.24%         4.69%
Van Kampen UIF Active International Allocation - Class II                     -25.43%      N/A         -15.75%
Van Kampen UIF Emerging Markets Debt - Class II                                0.79%      1.23%         0.88%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.82%      1.24%         3.60%



(With the MAV Death Benefit Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.44%      N/A         -2.63%
Putnam VT Global Asset Allocation - Class IB                                  -20.13%    -3.42%         3.86%
Putnam VT Growth and Income - Class IB                                        -26.46%    -3.59%         5.74%
Putnam VT Health Sciences - Class IB                                          -27.79%      N/A         -4.86%
Putnam VT High Yield - Class IB                                               -8.59%     -4.11%         2.58%
Putnam VT Income - Class IB                                                   -0.17%      2.84%         3.75%
Putnam VT International Equity - Class IB                                     -25.17%    -0.39%         1.75%
Putnam VT Investors - Class IB                                                -31.24%      N/A         -10.63%
Putnam VT Money Market - Class IB                                             -6.72%      1.28%         1.38%
Putnam VT New Opportunities - Class IB                                        -37.74%    -8.09%         2.86%
Putnam VT New Value - Class IB                                                -23.15%    -0.22%         2.12%
Putnam VT Research - Class IB                                                 -29.61%      N/A         -4.83%
Putnam VT Utilities Growth and Income - Class IB                              -31.45%    -7.27%         2.08%
Putnam VT Vista - Class IB                                                    -37.82%    -6.78%        -2.73%
Putnam VT Voyager - Class IB                                                  -33.84%    -3.99%         5.67%
Franklin Growth and Income Securities - Class 2                               -16.02%     2.21%         8.02%
Franklin Small Cap Value Securities - Class 2                                 -16.95%      N/A         -3.16%
Mutual Shares Securities - Class II                                           -19.44%     1.11%         3.61%
Templeton Developing Markets Securities - Class 2                             -8.03%     -8.25%        -12.61%
Templeton Foreign Securities - Class 2                                        -26.04%    -4.82%         4.97%
Oppenheimer Aggressive Growth - Service Class                                 -35.32%    -4.67%         3.80%
Oppenheimer Capital Appreciation - Service Class                              -34.39%    -0.56%         7.22%
Oppenheimer Global Securities - Service Class                                 -29.77%     2.49%         8.99%
Oppenheimer High Income - Service Class                                       -10.48%    -2.93%         3.76%
Oppenheimer Main Street - Service Class                                       -26.45%    -6.09%         5.77%
Oppenheimer Main Street Small Cap - Service Class                             -23.47%      N/A         -4.32%
Oppenheimer Multiple Strategies - Service Class                               -18.24%     0.10%         5.12%
Oppenheimer Strategic Bond - Service Class                                    -0.97%      1.03%         2.75%
STI Capital Appreciation                                                      -29.30%    -1.37%         6.70%
STI Growth and Income                                                         -28.03%      N/A         -10.44%
STI International Equity                                                      -26.07%    -7.45%        -3.94%
STI Investment Grade Bond                                                     -0.64%      3.12%         3.26%
STI Mid-Cap Equity                                                            -35.72%    -5.40%         0.64%
STI Small Cap Value Equity                                                    -9.05%      0.24%        -0.39%
STI Value Income Stock                                                        -24.50%    -3.47%         3.49%
Van Kampen LIT Emerging Growth - Class II                                     -39.83%     0.28%         6.09%
Van Kampen LIT Growth and Income - Class II                                   -22.31%     2.19%         4.64%
Van Kampen UIF Active International Allocation - Class II                     -25.47%      N/A         -15.80%
Van Kampen UIF Emerging Markets Debt - Class II                                0.74%      1.17%         0.83%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.87%      1.19%         3.55%



(With the Enhanced Beneficiary Protection (Annual Increase) Option and the
Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement
Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.53%      N/A         -2.74%
Putnam VT Global Asset Allocation - Class IB                                  -20.22%    -3.52%         3.76%
Putnam VT Growth and Income - Class IB                                        -26.54%    -3.68%         5.63%
Putnam VT Health Sciences - Class IB                                          -27.87%      N/A         -4.96%
Putnam VT High Yield - Class IB                                               -8.69%     -4.21%         2.47%
Putnam VT Income - Class IB                                                   -0.27%      2.74%         3.64%
Putnam VT International Equity - Class IB                                     -25.25%    -0.49%         1.65%
Putnam VT Investors - Class IB                                                -31.32%      N/A         -10.73%
Putnam VT Money Market - Class IB                                             -6.82%      1.17%         1.28%
Putnam VT New Opportunities - Class IB                                        -37.81%    -8.19%         2.76%
Putnam VT New Value - Class IB                                                -23.23%    -0.33%         2.02%
Putnam VT Research - Class IB                                                 -29.69%      N/A         -4.93%
Putnam VT Utilities Growth and Income - Class IB                              -31.52%    -7.37%         1.97%
Putnam VT Vista - Class IB                                                    -37.89%    -6.88%        -2.83%
Putnam VT Voyager - Class IB                                                  -33.91%    -4.09%         5.57%
Franklin Growth and Income Securities - Class 2                               -16.11%     2.11%         7.91%
Franklin Small Cap Value Securities - Class 2                                 -17.03%      N/A         -3.26%
Mutual Shares Securities - Class II                                           -19.53%     1.01%         3.50%
Templeton Developing Markets Securities - Class 2                             -8.13%     -8.35%        -12.70%
Templeton Foreign Securities - Class 2                                        -26.12%    -4.92%         4.87%
Oppenheimer Aggressive Growth - Service Class                                 -35.39%    -4.77%         3.69%
Oppenheimer Capital Appreciation - Service Class                              -34.46%    -0.66%         7.11%
Oppenheimer Global Securities - Service Class                                 -29.85%     2.38%         8.88%
Oppenheimer High Income - Service Class                                       -10.58%    -3.03%         3.65%
Oppenheimer Main Street - Service Class                                       -26.53%    -6.19%         5.66%
Oppenheimer Main Street Small Cap - Service Class                             -23.55%      N/A         -4.43%
Oppenheimer Multiple Strategies - Service Class                               -18.32%    -0.01%         5.01%
Oppenheimer Strategic Bond - Service Class                                    -1.08%      0.93%         2.65%
STI Capital Appreciation                                                      -29.38%    -1.47%         6.59%
STI Growth and Income                                                         -28.11%      N/A         -10.53%
STI International Equity                                                      -26.15%    -7.55%        -4.04%
STI Investment Grade Bond                                                     -0.75%      3.02%         3.15%
STI Mid-Cap Equity                                                            -35.79%    -5.50%         0.54%
STI Small Cap Value Equity                                                    -9.15%      0.14%        -0.50%
STI Value Income Stock                                                        -24.58%    -3.57%         3.39%
Van Kampen LIT Emerging Growth - Class II                                     -39.90%     0.18%         5.98%
Van Kampen LIT Growth and Income - Class II                                   -22.39%     2.09%         4.53%
Van Kampen UIF Active International Allocation - Class II                     -25.55%      N/A         -15.89%
Van Kampen UIF Emerging Markets Debt - Class II                                0.63%      1.07%         0.73%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -8.97%      1.09%         3.44%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

                                                                                                   10 Year or Since
Variable Sub-Account                                                          1 Year     5 Year      Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.57%      N/A         -2.79%
Putnam VT Global Asset Allocation - Class IB                                  -20.26%    -3.57%         3.71%
Putnam VT Growth and Income - Class IB                                        -26.58%    -3.73%         5.57%
Putnam VT Health Sciences - Class IB                                          -27.90%      N/A         -5.01%
Putnam VT High Yield - Class IB                                               -8.74%     -4.25%         2.42%
Putnam VT Income - Class IB                                                   -0.33%      2.68%         3.59%
Putnam VT International Equity - Class IB                                     -25.29%    -0.54%         1.59%
Putnam VT Investors - Class IB                                                -31.35%      N/A         -10.77%
Putnam VT Money Market - Class IB                                             -6.87%      1.12%         1.23%
Putnam VT New Opportunities - Class IB                                        -37.84%    -8.24%         2.70%
Putnam VT New Value - Class IB                                                -23.27%    -0.38%         1.96%
Putnam VT Research - Class IB                                                 -29.72%      N/A         -4.98%
Putnam VT Utilities Growth and Income - Class IB                              -31.56%    -7.41%         1.92%
Putnam VT Vista - Class IB                                                    -37.93%    -6.92%        -2.88%
Putnam VT Voyager - Class IB                                                  -33.95%    -4.14%         5.51%
Franklin Growth and Income Securities - Class 2                               -16.15%     2.05%         7.85%
Franklin Small Cap Value Securities - Class 2                                 -17.08%      N/A         -3.31%
Mutual Shares Securities - Class II                                           -19.57%     0.96%         3.45%
Templeton Developing Markets Securities - Class 2                             -8.17%     -8.40%        -12.75%
Templeton Foreign Securities - Class 2                                        -26.16%    -4.97%         4.81%
Oppenheimer Aggressive Growth - Service Class                                 -35.43%    -4.82%         3.64%
Oppenheimer Capital Appreciation - Service Class                              -34.50%    -0.71%         7.05%
Oppenheimer Global Securities - Service Class                                 -29.89%     2.33%         8.83%
Oppenheimer High Income - Service Class                                       -10.63%    -3.08%         3.60%
Oppenheimer Main Street - Service Class                                       -26.57%    -6.23%         5.60%
Oppenheimer Main Street Small Cap - Service Class                             -23.59%      N/A         -4.48%
Oppenheimer Multiple Strategies - Service Class                               -18.37%    -0.06%         4.96%
Oppenheimer Strategic Bond - Service Class                                    -1.13%      0.88%         2.60%
STI Capital Appreciation                                                      -29.41%    -1.52%         6.54%
STI Growth and Income                                                         -28.15%      N/A         -10.58%
STI International Equity                                                      -26.19%    -7.59%        -4.09%
STI Investment Grade Bond                                                     -0.80%      2.96%         3.10%
STI Mid-Cap Equity                                                            -35.83%    -5.55%         0.49%
STI Small Cap Value Equity                                                    -9.20%      0.08%        -0.55%
STI Value Income Stock                                                        -24.62%    -3.62%         3.34%
Van Kampen LIT Emerging Growth - Class II                                     -39.93%     0.13%         5.93%
Van Kampen LIT Growth and Income - Class II                                   -22.43%     2.04%         4.48%
Van Kampen UIF Active International Allocation - Class II                     -25.59%      N/A         -15.93%
Van Kampen UIF Emerging Markets Debt - Class II                                0.58%      1.02%         0.68%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.01%      1.04%         3.39%



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

                                                                                                   0 Year or Since
Variable Sub-Account                                                          1 Year     5 Year   1   Inception
Putnam VT The George Putnam Fund of Boston - Class IB                         -16.71%      N/A         -2.94%
Putnam VT Global Asset Allocation - Class IB                                  -20.39%    -3.72%         3.55%
Putnam VT Growth and Income - Class IB                                        -26.70%    -3.88%         5.41%
Putnam VT Health Sciences - Class IB                                          -28.02%      N/A         -5.16%
Putnam VT High Yield - Class IB                                               -8.88%     -4.40%         2.26%
Putnam VT Income - Class IB                                                   -0.48%      2.53%         3.43%
Putnam VT International Equity - Class IB                                     -25.41%    -0.69%         1.44%
Putnam VT Investors - Class IB                                                -31.46%      N/A         -10.92%
Putnam VT Money Market - Class IB                                             -7.01%      0.97%         1.07%
Putnam VT New Opportunities - Class IB                                        -37.94%    -8.38%         2.55%
Putnam VT New Value - Class IB                                                -23.40%    -0.53%         1.81%
Putnam VT Research - Class IB                                                 -29.84%      N/A         -5.13%
Putnam VT Utilities Growth and Income - Class IB                              -31.67%    -7.55%         1.76%
Putnam VT Vista - Class IB                                                    -38.03%    -7.07%        -3.03%
Putnam VT Voyager - Class IB                                                  -34.06%    -4.28%         5.35%
Franklin Growth and Income Securities - Class 2                               -16.28%     1.90%         7.69%
Franklin Small Cap Value Securities - Class 2                                 -17.21%      N/A         -3.46%
Mutual Shares Securities - Class II                                           -19.70%     0.80%         3.29%
Templeton Developing Markets Securities - Class 2                             -8.32%     -8.54%        -12.88%
Templeton Foreign Securities - Class 2                                        -26.28%    -5.11%         4.66%
Oppenheimer Aggressive Growth - Service Class                                 -35.53%    -4.96%         3.48%
Oppenheimer Capital Appreciation - Service Class                              -34.60%    -0.86%         6.89%
Oppenheimer Global Securities - Service Class                                 -30.00%     2.18%         8.66%
Oppenheimer High Income - Service Class                                       -10.77%    -3.23%         3.44%
Oppenheimer Main Street - Service Class                                       -26.69%    -6.38%         5.44%
Oppenheimer Main Street Small Cap - Service Class                             -23.72%      N/A         -4.63%
Oppenheimer Multiple Strategies - Service Class                               -18.50%    -0.21%         4.80%
Oppenheimer Strategic Bond - Service Class                                    -1.29%      0.73%         2.44%
STI Capital Appreciation                                                      -29.53%    -1.67%         6.37%
STI Growth and Income                                                         -28.26%      N/A         -10.72%
STI International Equity                                                      -26.31%    -7.74%        -4.23%
STI Investment Grade Bond                                                     -0.96%      2.81%         2.94%
STI Mid-Cap Equity                                                            -35.93%    -5.69%         0.34%
STI Small Cap Value Equity                                                    -9.34%     -0.07%        -0.70%
STI Value Income Stock                                                        -24.75%    -3.76%         3.18%
Van Kampen LIT Emerging Growth - Class II                                     -40.03%    -0.02%         5.77%
Van Kampen LIT Growth and Income - Class II                                   -22.56%     1.88%         4.32%
Van Kampen UIF Active International Allocation - Class II                     -25.71%      N/A         -16.07%
Van Kampen UIF Emerging Markets Debt - Class II                                0.42%      0.87%         0.52%
Van Kampen UIF Small Company Growth - Class II                                  N/A        N/A           N/A
Van Kampen UIF U.S. Real Estate - Class II                                    -9.16%      0.88%         3.23%



Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------

(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $393, $323 and $302)                      $    1,023    $    1,046    $    1,069
Contract charges                                                                       853           821           798
Net investment income                                                                2,983         2,839         2,589
Realized capital gains and losses                                                     (427)         (213)          (26)
                                                                                ----------    ----------    ----------
                                                                                     4,432         4,493         4,430
                                                                                ----------    ----------    ----------
COSTS AND  EXPENSES
Life and annuity contract benefits (net of reinsurance recoverable of
   $387, $277 and $243)                                                              1,543         1,485         1,439
Interest credited to contractholder funds                                            1,691         1,670         1,519
Amortization of deferred policy acquisition costs                                      418           365           418
Operating costs and expenses                                                           475           416           343
                                                                                ----------    ----------    ----------
                                                                                     4,127         3,936         3,719
LOSS ON DISPOSITION OF OPERATIONS                                                       (3)           (4)            -
                                                                                ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           302           553           711
Income tax expense                                                                      57           179           241
                                                                                ----------    ----------    ----------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX           245           374           470
                                                                                ----------    ----------    ----------

Cumulative effect of change in accounting for derivatives and embedded
   derivative financial instruments, after-tax                                           -            (6)            -
                                                                                ----------    ----------    ----------

NET INCOME                                                                             245           368           470
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses and net gains and losses on
     derivative financial instruments                                                  416            76           351
   Unrealized foreign currency translation adjustments                                  (1)            2            (2)
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX                                                  415            78           349
                                                                                ----------    ----------    ----------
COMPREHENSIVE INCOME                                                            $      660    $      446    $      819
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                              ------------------------
                                                                                                 2002          2001
                                                                                              ----------    ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $41,723 and $35,718)                $   44,805    $   37,226
   Mortgage loans                                                                                  5,883         5,450
   Equity securities                                                                                 183           201
   Short-term                                                                                        839           672
   Policy loans                                                                                      692           673
   Other                                                                                             268            75
                                                                                              ----------    ----------
     Total investments                                                                            52,670        44,297

Cash                                                                                                 252           130
Deferred policy acquisition costs                                                                  2,915         2,997
Reinsurance recoverables, net                                                                      1,061           950
Accrued investment income                                                                            534           479
Other assets                                                                                         289           182
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL ASSETS                                                                               $   68,846    $   62,622
                                                                                              ==========    ==========

LIABILITIES
Contractholder funds                                                                          $   38,858    $   32,301
Reserve for life-contingent contract benefits                                                      9,747         8,632
Unearned premiums                                                                                     10             9
Payable to affiliates, net                                                                            80            74
Other liabilities and accrued expenses                                                             1,956         2,053
Deferred income taxes                                                                                708           569
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL LIABILITIES                                                                              62,484        57,225
                                                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 930,650 and 1,035,610 shares issued and outstanding                                    93           104
Redeemable preferred stock - series A subscriptions receivable                                         -           (14)
Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5             5
Additional capital paid-in                                                                         1,067           717
Retained income                                                                                    4,145         3,948
Accumulated other comprehensive income:
   Unrealized net capital gains and losses and net losses on derivative financial
      instruments                                                                                  1,052           636
   Unrealized foreign currency translation adjustments                                                 -             1
                                                                                              ----------    ----------
   Total accumulated other comprehensive income                                                    1,052           637
                                                                                              ----------    ----------
   TOTAL SHAREHOLDER'S EQUITY                                                                      6,362         5,397
                                                                                              ----------    ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                 $   68,846    $   62,622
                                                                                              ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                      $      104    $       92    $       66
Issuance of stock                                                                        5            15            26
Redemption of stock                                                                    (16)           (3)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                    93           104            92
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE                           -           (14)            -
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                               -           117           117
Redemption of stock                                                                      -          (117)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     -             -           117
                                                                                ----------    ----------    ----------
COMMON STOCK
Balance, beginning of year                                                               5             5             5
Issuance of stock                                                                        -             -             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     5             5             5
                                                                                ----------    ----------    ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                             717           600           600
Capital contribution                                                                   350           117             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,067           717           600
                                                                                ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                                           3,948         3,752         3,367
Net income                                                                             245           368           470
Dividends                                                                              (48)         (172)          (85)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 4,145         3,948         3,752
                                                                                ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                             637           559           210
Change in unrealized net capital gains and net gains and losses on derivative
   financial instruments                                                               416            76           351
Change in unrealized foreign currency translation adjustments                           (1)            2            (2)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,052           637           559
                                                                                ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                                      $    6,362    $    5,397    $    5,125
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARRIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $      245    $      368    $      470
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                           (210)         (261)         (232)
      Realized capital gains and losses                                                427           213            26
      Loss on disposition of operations                                                  3             4             -
      Cumulative effect of change in accounting for derivative and embedded
         derivative financial instruments                                                -             6             -
      Interest credited to contractholder funds                                      1,691         1,670         1,439
      Changes in:
         Contract benefit and other insurance reserves                                 140            38            91
         Unearned premiums                                                               1           (39)          (10)
         Deferred policy acquisition costs                                            (249)         (272)         (349)
         Reinsurance recoverables                                                     (116)         (145)         (139)
         Income taxes payable                                                          (85)           26           128
         Other operating assets and liabilities                                        (72)          145          (125)
                                                                                ----------    ----------    ----------
            Net cash provided by operating activities                                1,775         1,753         1,299
                                                                                ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                           6,224         6,552         6,692
   Equity securities                                                                   129           533           977
Investment collections
   Fixed income securities                                                           4,041         3,434         2,041
   Mortgage loans                                                                      542           359           390
Investments purchases
   Fixed income securities                                                         (16,155)      (14,173)      (12,088)
   Equity securities                                                                  (149)         (311)         (886)
   Mortgage loans                                                                     (916)       (1,456)         (938)
Acquisitions, net of cash received                                                       -            67             -
Change in short-term investments, net                                                 (425)          330           281
Change in other investments, net                                                      (159)          (34)          (46)
                                                                                ----------    ----------    ----------
         Net cash used in investing activities                                      (6,868)       (4,699)       (3,577)
                                                                                ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                                    19             1            26
Redemption of redeemable preferred stock                                               (16)         (120)            -
Capital contribution                                                                   350           117             -
Contractholder fund deposits                                                         8,946         7,860         7,875
Contractholder fund withdrawals                                                     (4,036)       (4,668)       (5,548)
Dividends paid                                                                         (48)         (172)          (85)
                                                                                ----------    ----------    ----------
         Net cash provided by financing activities                                   5,215         3,018         2,268
                                                                                ----------    ----------    ----------
NET INCREASE (DECREASE) IN CASH                                                        122            72           (10)
CASH AT BEGINNING OF THE YEAR                                                          130            58            68
                                                                                ----------    ----------    ----------
CASH AT END OF YEAR                                                             $      252    $      130    $       58
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2002 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection, investment, and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:

                               PROTECTION                                                     RETIREMENT
   -----------------------------------------------------------------------   ------------------------------------------
     LIFE INSURANCE                          OTHER                                INVESTMENT CONTRACTS
        TRADITIONAL                             Long-term care                      Fixed annuities
           Term life                            Accidental death                    Market value adjusted annuities
           Whole life                           Hospital indemnity                  Equity-indexed annuities
                                                                                    Immediate annuities
        INTEREST-SENSITIVE LIFE                                                     Variable annuities*
           Universal life
           Single premium life
           Variable life*
           Variable universal life*

        *--Separate Accounts products

     Retail products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents (including master brokerage agencies), financial services firms (financial institutions and broker/dealers) and direct marketing. Although the Company currently benefits from agreements with financial services entities that market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of primarily spread-based products to institutional investors, special purpose entities ("SPEs") and others. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns credited to customers. These products include guaranteed investment contracts ("GICs") sold to tax-qualified retirement plan sponsors or investment managers who represent plan sponsors, and funding agreements ("FAs") sold to SPEs that issue medium-term notes to institutional investors. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In 2002, annuity premiums and deposits represented approximately 85.8% of the Company's total premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for premiums and deposits earned by the Company were California, Delaware, New York, Florida, Texas, New Jersey, and Illinois for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits for the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of Other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     At December 31, 2002, Equity securities include common and non-redeemable preferred stocks, limited partnership interests, and real estate investment trust equity investments. Common and non-redeemable preferred stocks had a carrying value of $96 million and $96 million, and cost of $104 million and $91 million at December 31, 2002 and 2001, respectively. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value if independent market quotations are available from vendors. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Investments in limited partnership interests has a carrying value and cost of $87 million and $105 million at December 31, 2002 and 2001, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, whereby the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic GICs, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and other fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see Note 7).

     The statements require that all derivatives be recognized on the Consolidated Statements of Financial Position at fair value. Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in Realized capital gains and losses or Life and annuity contract benefits.

     Derivatives that are not hedges for accounting purposes must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses. For the years ended December 31, 2002 and 2001, the hedge ineffectiveness reported as Realized capital gains and losses amounted to losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in Net investment income together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported in Life and annuity contract benefits together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Life and annuity contract benefits. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments utilized in cash flow hedges, the changes in fair value of the derivatives are reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects Net income or when the forecasted transaction affects Net income. Accrued periodic settlements on derivatives utilized in cash flow hedges are reported in Net investment income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to Net investment income or Life and annuity contract benefits, respectively, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are reported together with results of the associated risk. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses or Life and annuity contract benefits during the reporting period.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses for the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements provide liquidity, and securities loaned transactions are used to generate net investment income. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in Life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, including certain structured settlement annuities, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as Contractholder fund deposits. Contract charges for investment contracts consist of fees or charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest credited to contractholder funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities, variable life contracts, and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts.
Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality (including guaranteed minimum death and income benefits); contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. Additionally, variable annuity contractholder activity, including surrender, withdrawal, asset allocation, and annuitization, could have a significant impact on the ultimate cost of providing guaranteed minimum death and income benefits. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%, for the mutual funds in which customer accounts are invested. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of Amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $63 million and $78 million at December 31, 2002 and 2001, respectively. Amortization expense on present value of future profits was $15 million, $16 million and $11 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 10). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges reflected in Contract charges. Deposits to the Separate Accounts are not included in the Consolidated Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 9.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 9. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, purchase private placement securities, and extend mortgage loans; financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In November 2002, the FASB issued FASB Interpretation No. 45 ("FIN
45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN 45 requires that upon issuance of a guarantee, the guarantor must recognize a liability for the fair value of the obligation it assumes under that guarantee. The disclosure provisions of FIN 45 are effective for financial statements ending after December 15, 2002. The adoption of the disclosure provisions of FIN 45 did not have a material impact on the Company's consolidated financial statements for the year ended December 31, 2002 (see Note 11). The provisions for initial recognition and measurement are effective on a prospective basis for guarantees that are issued or modified after December 31, 2002. The adoption of the remaining provisions of FIN 45 is not expected to have a material impact on either the consolidated financial position or results of operations of the Company.

     In January 2003, the FASB issued FIN No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities". FIN 46 addresses issues related to the consolidation of variable interest entities ("VIEs"). The effective date of this interpretation is the first fiscal year or interim period beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company has one unconsolidated special purpose entity ("SPE") that is used to issue Global Medium Term Notes ("GMTNs") to unrelated third parties. The Company is in the process of assessing whether this SPE meets the criteria to be considered a VIE, thereby requiring consolidation under FIN 46. The funding agreements issued by the Company to the SPE are reported on the Consolidated Statements of Financial Position of the Company as a component of Contractholder funds.

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Consolidated Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position.

     The FASB has exposed proposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as a FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument". The proposed guidance

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

requires recognizing an embedded derivative in certain reinsurance agreements when specific conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to earnings in the first fiscal quarter beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company's reinsurance balances that would be subject to the proposed guidance, as currently drafted, are immaterial in the aggregate. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's consolidated financial position and results of operations.

3.   ACQUISITIONS AND DISPOSITIONS

CURRENT YEAR:

ALLSTATE DISTRIBUTORS, LLC
     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The $1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

DIRECT RESPONSE LONG-TERM CARE BUSINESS
     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction to be completed during 2003. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

PRIOR YEAR:

AMERICAN MATURITY LIFE INSURANCE COMPANY
     In 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

PROVIDENT NATIONAL ASSURANCE COMPANY
     In 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

PT ASURANSI JIWA ALLSTATE, INDONESIA
     In 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations and Comprehensive Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.

(IN MILLIONS)

ACQUISITIONS:
  Fair value of assets acquired                              $    (275)
  Fair value of liabilities assumed                                342
                                                             ---------
        Net cash received                                    $      67
                                                             =========

     Non-cash transactions of $299 million and $239 million, which include investment exchanges, modifications, conversions and other non-cash transactions, have been excluded from investment purchases and sales for 2001 and 2000, respectively, on the Consolidated Statements of Cash Flows to conform to the current period presentation.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $98 million, $210 million and $160 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Securities lending transactions excluded from Cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31, are as follows:

                                                       2002         2001         2000
                                                     ---------    ---------    ---------
(IN MILLIONS)
Purchases                                            $   2,096    $   8,128    $   4,394
Sales                                                   (2,041)      (7,864)      (4,105)
Collections                                                (25)           -            -
Net change in short-term investments                      (278)         130          371
                                                     ---------    ---------    ---------
  Net purchases                                      $    (248)   $     394    $     660
                                                     =========    =========    =========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, and Allstate Investments LLC and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15) were $238 million, $208 million, and $195 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $133 million, $117 million and $96 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $38 million and $29 million relate to structured settlement annuities with life contingencies and are included in premium income for 2002, 2001, and 2000, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand and $817 thousand in 2001 and 2000, respectively, to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity Agreement

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.29 billion and $5.23 billion at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT

     ALIC receives underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million, $80 million and $100 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002, 2001 and 2000, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million, $1 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million, $7 million and $6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $18 million in 2002 and $29 million during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, will be merged into ALIC to achieve future cost savings and operational efficiency. The merger will have no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     Redeemable preferred stock--series A subscriptions receivable balance at December 31, 2001 related to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $93 million at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company had no outstanding debt at December 31, 2002 or 2001. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2002 or 2001. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                 GROSS UNREALIZED
                                                              -----------------------
                                                AMORTIZED
                                                  COST          GAINS       LOSSES      FAIR VALUE
                                                ----------   ----------   ----------    ----------
(IN MILLIONS)
AT DECEMBER 31, 2002
U.S. government and agencies                    $    2,323   $      740   $        -    $    3,063
Municipal                                            1,224           68           (3)        1,289
Corporate                                           24,618        1,859         (342)       26,135
Foreign government                                   1,090          269           (2)        1,357
Mortgage-backed securities                           9,912          474           (8)       10,378
Asset-backed securities                              2,447           63          (37)        2,473
Redeemable preferred stock                             109            2           (1)          110
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   41,723   $    3,475   $     (393)   $   44,805
                                                ==========   ==========   ==========    ==========

AT DECEMBER 31, 2001
U.S. government and agencies                    $    1,845   $      384   $       (2)   $    2,227
Municipal                                            1,162           40            -         1,202
Corporate                                           21,354          959         (239)       22,074
Foreign government                                     938          113            -         1,051
Mortgage-backed securities                           7,927          259          (22)        8,164
Asset-backed securities                              2,395           50          (35)        2,410
Redeemable preferred stock                              97            2           (1)           98
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   35,718   $    1,807   $     (299)   $   37,226
                                                ==========   ==========   ==========    ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                           AMORTIZED       FAIR
                                                                             COST          VALUE
                                                                           ----------   ----------
(IN MILLIONS)
Due in one year or less                                                    $    1,060   $    1,083
Due after one year through five years                                           8,020        8,391
Due after five years through ten years                                         11,849       12,572
Due after ten years                                                             8,435        9,908
                                                                           ----------   ----------
                                                                               29,364       31,954
Mortgage- and asset-backed securities                                          12,359       12,851
                                                                           ----------   ----------
   Total                                                                   $   41,723   $   44,805
                                                                           ==========   ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $    2,736    $    2,536   $    2,245
Mortgage loans                                                                  403           366          317
Equity securities                                                                17            23           19
Other                                                                           (63)           46           93
                                                                         ----------    ----------   ----------
  Investment income, before expense                                           3,093         2,971        2,674
  Investment expense                                                            110           132           85
                                                                         ----------    ----------   ----------
     Net investment income                                               $    2,983    $    2,839   $    2,589
                                                                         ==========    ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $15 million and $13 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

                                                                            2002          2001        2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $     (137)   $     (134)  $     (132)
Equity securities                                                                (9)            9          102
Other                                                                          (281)          (88)           4
                                                                         ----------    ----------   ----------
  Realized capital gains and losses                                            (427)         (213)         (26)
  Income taxes                                                                 (150)          (75)          (9)
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, after tax                        $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Investment write-downs                                                   $     (309)   $     (150)  $      (56)
Sales
  Fixed income and equity securities                                           (108)            2           28
  Futures contracts                                                               2            (3)           3
  Other                                                                           1             -            -
                                                                         ----------    ----------   ----------
     Total sales                                                               (105)           (1)           31
Valuation of derivative instruments                                             (23)          (64)          (1)
Realized capital gains and losses on other securities                            10             2            -
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, pre-tax                                (427)         (213)         (26)
       Income taxes                                                            (150)          (75)          (9)
                                                                         ----------    ----------   ----------
          Realized capital gains and losses, after-tax                   $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Excluding the effects of calls and prepayments, gross gains of $222 million, $223 million and $151 million and gross losses of $328 million, $238 million and $228 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                      GROSS UNREALIZED
                                                                   -----------------------
                                                       FAIR                                   UNREALIZED
                                                       VALUE         GAINS        LOSSES      NET GAINS
                                                     ----------    ----------   ----------    ----------
(IN MILLIONS)
Fixed income securities                              $   44,805    $    3,475   $     (393)   $    3,082
Equity securities                                           183             4          (12)           (8)
Derivative instruments                                        4             4           (2)            2
                                                     ----------    ----------   ----------    ----------
   Total                                             $   44,992    $    3,483   $     (407)        3,076
                                                     ==========    ==========   ==========
Deferred income taxes, deferred policy
acquisition costs and other                                                                       (2,024)
                                                                                              ----------
Unrealized net capital gains and losses                                                       $    1,052
                                                                                              ==========

     At December 31, 2001, equity securities had gross unrealized gains of $10 million and gross unrealized losses of $5 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                      2002          2001          2000
                                                                                   ----------    ----------    ----------
(IN MILLIONS)
Fixed income securities                                                            $    1,574    $      279    $    1,051
Equity securities                                                                         (13)          (43)         (161)
Derivative instruments                                                                     (6)            8             -
                                                                                   ----------    ----------    ----------
   Total                                                                                1,555           244           890
Deferred income taxes, deferred policy acquisition costs and other                     (1,139)         (168)         (539)
                                                                                   ----------    ----------    ----------
   Increase in unrealized net capital gains and losses                             $      416    $       76    $      351
                                                                                   ==========    ==========    ==========

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The components of impaired loans at December 31 are as follows:

                                                                                                    2002          2001
                                                                                                 ----------    ----------
(IN MILLIONS)
Impaired loans
   With valuation allowances                                                                     $        -    $       21
   Less: valuation allowance                                                                              -            (5)
   Without valuation allowances                                                                          11             5
                                                                                                 ----------    ----------
      Net carrying value of impaired loans                                                       $       11    $       21
                                                                                                 ==========    ==========

     The net carrying value of impaired loans at December 31, 2002 and 2001 was comprised of loans in the process of foreclosure and delinquent loans of $11 million and $12 million, respectively, measured at the fair value of the collateral, and restructured loans of $0 million and $9 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest income is recognized on a cash basis for impaired loans, beginning at the time of impairment. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $1 million on impaired loans during each of 2002, 2001 and 2000, all of which was received in cash. The average balance of impaired loans was $16 million, $27 million and $33 million during 2002, 2001 and 2000, respectively.

     Valuation allowances for mortgage loans at December 31, 2002, 2001 and 2000, were $0 million, $5 million and $5 million, respectively. Direct writedowns of the gross carrying amounts of mortgage loans were $5 million, $0 million and $0 million for the years ended December 31, 2002, 2001 and 2000, respectively. For the years ended December 31, 2002, 2001 and 2000, net reductions to mortgage loan valuation allowances were $5 million, $300 thousand and $2 million, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. Except for the following states, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                      2002          2001
                                                                 ----------    ----------
California                                                             27.2%         23.4%
Texas                                                                  13.0           5.4
New York                                                                9.4           9.6
Pennsylvania                                                            7.2           7.3
Ohio                                                                    5.6           5.5

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                 2002          2001
                                                                 ----------    ----------
California                                                             14.7%         16.9%
Illinois                                                                7.8           7.6
Texas                                                                   7.3           7.0
Florida                                                                 6.7           7.0
New Jersey                                                              6.5           6.4
Pennsylvania                                                            6.0           5.3
New York                                                                5.6           5.3

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

                                                                     2002         2001
                                                                 ----------    ----------
(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
Office buildings                                                       33.6%         34.3%
Warehouse                                                              20.8          20.3
Retail                                                                 19.5          20.0
Apartment complex                                                      19.0          18.4
Industrial                                                              1.8           1.9
Other                                                                   5.3           5.1
                                                                 ----------    ----------
                                                                      100.0%        100.0%
                                                                 ==========    ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, for loans that were not in foreclosure are as follows:

                                         NUMBER OF     CARRYING
                                           LOANS        VALUE       PERCENT
                                         ---------     --------     -------
($ IN MILLIONS)
2003                                            67     $    272         4.6%
2004                                            49          294         5.0
2005                                            95          599        10.2
2006                                           120          734        12.5
2007                                           131          784        13.3
Thereafter                                     610        3,200        54.4
                                         ---------     --------     -------
  Total                                      1,072     $  5,883       100.0%
                                         =========     ========     =======

     In 2002, $286 million of commercial mortgage loans were contractually due. Of these, 58.9% were paid as due, 36.8% were refinanced at prevailing market terms, 4.3% were foreclosed or are in the process of foreclosure and none are in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.66 billion and $2.76 billion at December 31, 2002 and 2001, respectively. The Company defines its below investment grade assets as those securities with a National Association of Insurance Commissioners ("NAIC") rating between 3 and 6, or a Moody's equivalent rating of "Ba" or lower, or a comparable company internal rating.

     At December 31, 2002, the carrying value of investments, excluding equity securities, that were non-income producing during 2002 was $5 million.

     At December 31, 2002, fixed income securities with a carrying value of $80 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, which mostly include large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $1.04 billion and $964 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $6 million and $2 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and Reinsurance recoverables, net) and liabilities (including Reserve for life-contingent contract benefits, Contractholder Funds pertaining to interest-sensitive life contracts and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                           2002                       2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING       FAIR
                                                   VALUE         VALUE        VALUE         VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Fixed income securities                           $  44,805     $ 44,805     $ 37,226     $ 37,226
Mortgage loans                                        5,883        6,398        5,450        5,588
Equity securities                                       183          183          201          201
Short-term investments                                  839          839          672          672
Policy loans                                            692          692          673          673
Separate Accounts                                    11,125       11,125       13,587       13,587

     Fair values of publicly traded fixed income securities are based upon independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Equity securities are valued based principally on independent market quotations. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                            2002                     2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING      FAIR
                                                   VALUE          VALUE       VALUE        VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Contractholder funds on investment contracts      $  32,355     $ 32,601     $ 26,615     $ 26,572
Security repurchase agreements                        1,236        1,236        1,472        1,472
Separate Accounts                                    11,125       11,125       13,587       13,587

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. GICs, FAs, and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT       FAIR          VALUE            VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   ----------   ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    9,091   $      (42)  $     (307)   $      (42)      $     (265)
Financial futures contracts                                      384            -            -             -                -
Interest rate cap and floor agreements                         1,581            9           44             9               35
                                                          ----------   ----------   ----------    ----------       ----------
     Total interest rate contracts                            11,056          (33)        (263)          (33)            (230)
                                                          ----------   ----------   ----------    ----------       ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,099           10            5            10               (5)
                                                          ----------   ----------   ----------    ----------       ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,762          259          285           259               26
Foreign currency futures                                          11            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
     Total foreign currency contracts                          1,773          259          285           259               26
                                                          ----------   ----------   ----------    ----------       ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    480          122          122           122                -
Equity-indexed options in life and annuity
   product contracts                                              65            -           32             -               32
Forward starting options in annuity product
   contracts                                                   1,363            -           (3)            -               (3)
Put options in variable product contracts                         48            -            -             -                -
Credit default swaps agreements                                   25            -           (2)           (2)               -
                                                          ----------   ----------   ----------    ----------       ----------
     Total embedded derivative financial
        instruments                                            1,981          122          149           120               29
                                                          ----------   ----------   ----------    ----------       ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          6            -            -             -                -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    32            -           29            29                -
Forward contracts for TBA mortgage securities                      -            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
   Total other derivative financial instruments                   38            -           29            29                -
                                                          ----------   ----------   ----------    ----------       ----------
Total derivative financial instruments                    $   15,947   $      358   $      205    $      385       $     (180)
                                                          ==========   ==========   ==========    ==========       ==========

-----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2001 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT        FAIR          VALUE           VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   -----------  ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    5,887   $       15   $     (100)   $       15    $     (115)
Financial futures contracts                                      338            1            1             1             -
Interest rate cap and floor agreements                         1,536            -            1             -             1
                                                          ----------   ----------   ----------    ----------    ----------
     Total interest rate contracts                             7,761           16          (98)           16          (114)
                                                          ----------   ----------   ----------    ----------    ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,107           16           12            16            (4)
                                                          ----------   ----------   ----------    ----------    ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,544           26           28            26             2
                                                          ----------   ----------   ----------    ----------    ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    588          173          173           173             -
Equity-indexed options in life and annuity
   product contracts                                              71            -          (44)            -           (44)
Forward starting options in annuity product
   contracts                                                   1,389            -           (5)            -            (5)
Put options in variable product contracts                         73            -            -             -             -
Credit default swaps agreements                                    -            -            -             -             -
                                                          ----------   ----------   ----------    ----------    ----------
     Total embedded derivative financial instruments           2,121          173          124           173           (49)
                                                          ----------   ----------   ----------    ----------    ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          5            -            -             -             -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    41            -           12            12             -
Forward contracts for TBA mortgage securities                    470            7            7             7             -
                                                          ----------   ----------   ----------    ----------    ----------
   Total other derivative financial instruments                  516            7           19            19             -
                                                          ----------   ----------   ----------    ----------    ----------
Total derivative financial instruments                    $   13,049   $      238   $       85    $      250    $     (165)
                                                          ==========   ==========   ==========    ==========    ==========

----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting or collateral agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions including interest rate swap, interest rate cap, and interest rate floor agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with these transactions.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap and interest rate floor agreements.

($ IN MILLIONS)

                                      2002                                                         2001
              --------------------------------------------------------    -------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                   EXPOSURE,
               COUNTER-     NOTIONAL       CREDIT           NET OF         COUNTER-     NOTIONAL      CREDIT           NET OF
RATING(1)      PARTIES       AMOUNT      EXPOSURE(2)     COLLATERAL(2)     PARTIES       AMOUNT     EXPOSURE(2)     COLLATERAL(2)
----------    ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
  AAA                 2     $  1,530     $         -     $           -            2     $  1,114    $         -     $           -
  AA+                 -            -               -                 -            1          746              -                 -
  AA                  2        1,399              91                24            5        2,119              -                 -
  AA-                 5        3,209               -                 -            6        3,787             34                20
  A+                  6        5,581             135                10            3        1,035              7                 7
   A                  1          716               -                 -            1          166              -                 -
              ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
Total                16     $ 12,435     $       226     $          34           18     $  8,967    $        41     $          27
              =========     ========     ===========     =============    =========     ========    ===========     =============

(1)    RATING IS THE LOWER OF STANDARD & POOR'S OR MOODY'S RATINGS.

(2) FOR EACH COUNTERPARTY, ONLY OVER-THE-COUNTER DERIVATIVES WITH A NET POSITIVE MARKET VALUE ARE INCLUDED.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, changes in fair value of the Company's derivative financial instruments used for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $259 thousand and pretax net gains of $4 million from Accumulated other comprehensive income to Net income during 2002 and 2001, respectively. These amounts related to cash flow hedges. During 2003, the Company expects to release an estimated $756 thousand of pretax net losses from Accumulated other comprehensive income to Net income. For the periods ending December 31, 2002 and 2001, the Company did not terminate any hedge of a forecasted transaction because it was no longer probable that the forecasted transaction would occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the derivative instruments used by the Company. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments including the classification of fair value changes and periodic accruals and settlements, if any, in the Company's consolidated financial statements as of and for the periods ending December 31, 2002 and 2001. Amounts reported are on a pre-tax basis.

                           DESCRIPTION AND
     INSTRUMENT        RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                   2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ASSET /    INCOME /   ASSET /    INCOME /
                                                                                       (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST RATE     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS   Agreements to periodically
                     exchange the difference       -    Fair values are reported as
                     between two designated sets        follows:
                     of cash flows (fixed to            -   Other investments.          $   (42)             $    15
                     variable rate, variable to         -   Other liabilities and
                     fixed rate, or variable to             accrued expenses.              (265)                (115)
                     variable rate) based upon     -    When hedge accounting is
                     designated market rates or         applied, the carrying values
                     rate indices and a notional        of the hedged items are
                     amount.                            adjusted for changes in the
                                                        fair value of the hedged
                     Master netting agreements          risk.  The fair value of
                     are used to minimize credit        hedged risks are reported as
                     risk. In addition, when            follows:
                     applicable, parties are            -  Fixed income securities.         409                  123
                     required to post                   -  Mortgage loans.                   62                   10
                     collateral. As of December         -  Contractholder funds.           (141)                 (47)
                     31, 2002, the Company
                     pledged to counterparties     STATEMENT OF OPERATIONS
                     $12 million of securities     -    For hedge accounting, changes
                     as collateral, while               in fair value of the
                     holding $18 million of cash        instruments are matched
                     posted by counterparties as        together with changes in fair
                     collateral, for                    value of the hedged risks and
                     over-the-counter                   are reported as follows:
                     instruments.                           -   Net investment income.             $ (390)               $ (93)
                                                            -   Life and annuity
                     RISK MANAGEMENT STRATEGY                   contract benefits                      94                   47
                                                        -    Periodic accruals and
                     Primarily used to change                settlements are reported
                     the interest rate                       as follows:
                     characteristics of existing            -   Net investment income.               (178)                 (61)
                     assets or liabilities to               -   Life and annuity
                     facilitate asset-liability                 contract benefits                      50                   17
                     management.                   -    Hedge ineffectiveness is
                                                        reported as Realized capital
                                                        gains and losses.                             (15)                   6
                                                   -    When hedge accounting is not
                                                        applied, changes in fair
                                                        values of the instruments are
                                                        classified consistent with
                                                        the risk being hedged:
                                                        -    Periodic accruals
                                                             and settlements are
                                                             reported as Net
                                                             investment income.                        33                    7
                                                        -    Changes in fair value are
                                                             reported in Realized
                                                             capital gains and losses                  50                   (4)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  Futures contracts are         Fair values are reported as
                      commitments to purchase or    follows:
                      sell designated financial          -  Other investments.           $     -              $     1
                      instruments at a future            -  Other liabilities and
                      date for a specified price            accrued expenses.                  -                    -
                      or yield. These contracts
                      are traded on organized       STATEMENT OF OPERATIONS
                      exchanges and cash settle     Changes in fair value of the
                      on a daily basis.  The        instruments, some of which are
                      exchange requires margin      recognized through daily cash
                      deposits as well as daily     settlements, are classified
                      cash settlements of           consistent with the risks being
                      margin. As of December 31,    hedged and are reported as
                      2002, the Company pledged     follows:
                      margin deposits in the             -  Realized capital gains
                      form of marketable                    and losses.                             $    2                $  (3)
                      securities totaling $3             -  Life and annuity contract
                      million.                              benefits.                                   (1)                   -

                      RISK MANAGEMENT STRATEGIES

                      Generally used to manage
                      interest rate risk related to
                      certain annuity contracts.
                      Financial futures are also
                      used to reduce interest rate
                      risk related to forecasted
                      purchases and sales of
                      marketable investment
                      securities.

   INTEREST RATE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CAP AND FLOOR      In exchange for a premium,    Fair values are reported as
   AGREEMENTS         these contracts provide       follows:
                      the holder with the right          -   Other investments.          $     9              $     -
                      to receive at a future             -   Other liabilities and
                      date, the amount, if any,              accrued expenses.                35                    1
                      by which a specified
                      market interest rate          STATEMENT OF OPERATIONS
                      exceeds the fixed cap rate    Changes in fair value of the
                      or falls below the fixed      instruments are classified
                      floor rate, applied to a      consistent with the risks being
                      notional amount.              hedged.
                                                         -   Periodic accruals and
                      RISK MANAGEMENT STRATEGIES             settlements are reported
                      Used to reduce exposure to             as follows:
                      rising or falling interest            -   Net investment income.              $    -                $   -
                      rates relative to certain             -   Life and annuity
                      existing assets and                       contract benefits                        -                    -
                      liabilities in conjunction         -   Changes in fair values
                      with asset-liability                   are reported in Realized
                      management.                            capital gains and losses.                  (5)                  (1)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND INDEX
CONTRACTS:
   OPTIONS,           DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FINANCIAL          These indexed instruments     Fair values are reported as
   FUTURES, AND       provide returns at            follows:
   WARRANTS           specified or optional              -  Equity securities.           $     8              $    15
                      dates based upon a                 -  Other investments.                 2              $     1
                      specified index applied            -   Other liabilities and
                      to the instrument's                    accrued expenses.                (5)                  (5)
                      notional amount. Index
                      futures are traded on         STATEMENT OF OPERATIONS
                      organized exchanges and       Changes in fair values of the
                      cash settle on a daily        instruments, some of which are
                      basis.  The exchange          recognized through daily cash
                      requires margin deposits      settlements, are classified with
                      as well as daily cash         the risk being hedged and are
                      settlements of margin.        reported as follows:
                      The Company pledged $43            -  Life and annuity
                      million of securities in              contract benefits.                      $  (66)               $ (56)
                      the form of margin                 -  Realized capital gains
                      deposits as of December               and losses.                                  1                    -
                      31, 2002. Stock warrants
                      provide the right to
                      purchase common stock at
                      predetermined prices.

                      RISK MANAGEMENT STRATEGIES
                      Indexed instruments are
                      primarily utilized to reduce
                      the market risk associated
                      with certain annuity
                      contracts. Stock warrants are
                      generally received in
                      connection with the purchase
                      of debt or preferred stock
                      investments.

FOREIGN CURRENCY
CONTRACTS:

   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS    These contracts involve       -  Fair values are reported as
                      the periodic exchange of         follows:
                      consideration based on             -  Other investments.           $   259              $    26
                      relative changes in two            -   Other liabilities and
                      designated currencies                  accrued expenses.                26                    2
                      and, if applicable,                -  Fixed income securities.           -                   (6)
                      differences between fixed     -    Since hedge accounting is
                      rate and variable cash             applied, carrying value of
                      flows or two different             the hedged item,
                      variable cash flows, all           Contractholder funds, is
                      based on a pre-determined          adjusted for changes in the
                      notional amount.  As of            fair value of the hedged
                      December 31, 2002,                 risk.                              (285)                 (22)
                      counterparties pledged
                      $176 million in cash to       STATEMENT OF OPERATIONS
                      the Company under             -    Changes in fair value of
                      existing agreements for            the instruments are matched
                      over-the-counter foreign           together with the changes
                      currency swap agreements.          in fair values of the
                                                         hedged risks and reported
                      RISK MANAGEMENT STRATEGIES         in Life and annuity
                      These agreements are               contract benefits.                         $ (263)               $ (22)
                      entered into primarily to     -    Periodic accruals and
                      manage the foreign                 settlements are reported in
                      currency risk associated           Life and annuity contract
                      with issuing foreign               benefits                                      (30)                 (43)
                      currency denominated          -    Hedge ineffectiveness would
                      funding agreements. In             be reported in Realized
                      addition to hedging                gains and losses.                               -                    -
                      foreign currency risk,
                      they may also change the
                      interest rate
                      characteristics of the
                      funding agreements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  The contracts are traded      Fair values are reported as
                      on domestic and foreign       follows:
                      organized exchanges           -  Other investments.                $     -              $     -
                      covering various              -  Other liabilities and accrued
                      currencies and cash              expenses.                               -                    -
                      settle on a daily basis.
                      The exchange requires         STATEMENT OF OPERATIONS
                      margin deposits as well       Changes in fair value of the
                      as daily cash settlements     instruments are reported
                      of margin. These contracts    consistent with the risks being
                      represent standard agreements hedged in Life and annuity
                      to buy or sell a foreign      contracts benefits.                             $    1                $   -
                      currency at a specified rate
                      at a specified future date.
                      As of December 31, 2002, the
                      Company had pledged margin
                      deposits in the form of
                      marketable securities
                      totaling $1 million.

                      RISK MANAGEMENT STRATEGIES
                      These contracts are used to
                      hedge the currency risk
                      associated with certain
                      funding agreements and
                      variable contract features.

EMBEDDED
DERIVATIVE
FINANCIAL
INSTRUMENTS:

  CONVERSION          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN FIXED    These securities have         Fair value is reported together
  INCOME SECURITIES   embedded options, which       with the host contracts in Fixed
                      provide the Company with      income securities.                   $   122              $   173
                      the right to convert the
                      instrument into a             STATEMENT OF OPERATIONS
                      predetermined number of       Changes in fair value are
                      shares of common stock.       reported in Realized capital
                      Securities owned and          gains and losses.                               $  (55)               $ (70)
                      subject to bifurcation
                      include convertible bonds
                      and convertible
                      redeemable preferred
                      stocks.

  EQUITY INDEXED      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN LIFE     These contracts provide       Fair value is reported together
  AND ANNUITY         the owner with returns        with the host contracts in
  PRODUCT CONTRACTS   based upon a designated       Contractholder funds.                $    32              $   (44)
                      participation percentage
                      in positive changes in the    STATEMENT OF OPERATIONS
                      S&P 500 index, subject to     Changes in fair value are
                      specified limits. Contracts   reported in Life and annuity
                      include options providing     contract benefits.                              $   76                $ (44)
                      equity-indexed returns.

  FORWARD STARTING    DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN          These contracts provide       Fair value is reported together
  ANNUITY PRODUCT     the owner with returns        with the host contracts in
  CONTRACTS           based upon a designated       Contractholder funds.                $    (3)             $    (5)
                      participation percentage
                      in positive changes in        STATEMENT OF OPERATIONS
                      the S&P 500 index,            Changes in fair value are
                      subject to specified          reported in Realized capital
                      limits.                       gains and losses.                               $    2                $  (5)

                      Contracts include options to
                      renew the contract, which
                      provides guaranteed minimum
                      levels of participation in
                      equity-indexed returns.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
  PUT OPTIONS IN      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  VARIABLE PRODUCT    Amounts deposited during      Fair value is reported together
  CONTRACTS           a free-look period are        with the host contracts in
                      required to be refunded,      Contractholder funds; amounts
                      if demanded by the            are insignificant.                   $     -              $     -
                      contractholder,
                      regardless of the             STATEMENT OF OPERATIONS
                      performance of the funds      Changes in fair value are
                      during the period.            reported in Realized capital
                                                    gains and losses; amounts are
                      Due to certain states'        insignificant.                                  $    -                $   -
                      regulatory requirements,
                      certain variable product
                      contract liabilities
                      contain these embedded
                      derivatives.

CREDIT DEFAULT SWAP   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
AGREEMENTS            These agreements provide      Fair value is reported together
                      for the receipt of fees       with the host contracts in Fixed
                      as compensation to accept     income securities.                   $    (2)             $     -
                      the credit risk of a
                      specified entity.  In the     STATEMENT OF OPERATIONS
                      event a specified credit      -    The premiums received are
                      event occurs the Company           reported in Net investment
                      would no longer receive            income; amounts are
                      fees and would be                  insignificant.                             $    -                $   -
                      obligated to make a           -    Changes in fair value are
                      payment to the                     reported in Realized
                      counterparty.                      capital gains and losses.                      (2)                   -
                                                    -    Losses from credit events
                      RISK MANAGEMENT STRATEGY           would also be reported in
                      Certain structured                 Realized capital gains and
                      securities include                 losses.                                         -                    -
                      embedded credit default
                      swaps that are subject to
                      bifurcation. Credit
                      default swap agreements
                      are used to gain exposure
                      to desirable credit risks.

OTHER DERIVATIVE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
FINANCIAL             Products sold primarily       Fair value would be reported in
INSTRUMENTS:          to pension trusts to          Contractholder funds.                $     -              $     -
   SYNTHETIC          support elements of their
   GUARANTEED         defined contribution          STATEMENT OF OPERATIONS
   INVESTMENT         plans.  Fees are received     -    Periodic accruals and
   PRODUCT CONTRACTS  in exchange for                    settlements would be
                      guarantees provided for            reported in Life and
                      reimbursement of certain           annuity contract benefits.                 $    -                $   -
                      market value losses on        -    Changes in fair value of
                      the plan's asset                   the options would be
                      portfolio in the event             reported in Realized
                      the plan experiences               capital gains and losses.                       -                    -
                      heavy withdrawal activity.

                      These off balance sheet
                      liability contracts are
                      economically similar to put
                      options written by the
                      Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   REINSURANCE OF     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   GUARANTEED         Reinsurance agreements        -    Fair value is reported in
   MINIMUM INCOME     for a product feature in           Other assets.                   $    29              $    12
   ANNUITIZATION      variable product              -    Since hedge accounting is
   OPTIONS IN         contracts are deemed to            applied, the carrying value
   VARIABLE PRODUCT   be derivative instruments.         of the hedged item,
   CONTRACTS                                             Contractholder funds, is
                      RISK MANAGEMENT STRATEGY           adjusted for changes in the
                      These agreements are used          fair value of the hedged
                      to transfer to the                 risk.                               (29)                 (12)
                      reinsurer a portion of
                      the investment risk of        STATEMENT OF OPERATIONS
                      guaranteed minimum income     For hedge accounting changes in
                      annuitization options         fair value of the instrument are
                      offered in certain            matched together with changes in
                      variable contracts.           fair value of the hedged risk
                                                    and reported in Life and annuity
                                                    contract benefits.                              $   17                $  12

   FORWARD            DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CONTRACTS FOR      These agreements represent    Fair value is reported in Fixed
   TBA MORTGAGE       forward contracts to income   securities.                          $     -              $     7
   SECURITIES         purchase highly liquid TBA
                      mortgage-backed securities.   STATEMENT OF OPERATIONS
                      Certain of these contracts    Changes in fair value are
                      are viewed as derivatives.    reported in Realized capital
                                                    gains and losses.                               $   (1)               $   4
                      RISK MANAGEMENT STRATEGY
                      These forward contracts are
                      used to reduce interest rate
                      and price risk related to
                      forecasted purchases of TBA
                      mortgage securities.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31, are as follows:

                                                                    2002                            2001
                                                          --------------------------     --------------------------
                                                          CONTRACTUAL        FAIR        CONTRACTUAL        FAIR
                                                            AMOUNT           VALUE         AMOUNT           VALUE
                                                          -----------     ----------     -----------     ----------
(IN MILLIONS)
Commitments to invest                                     $        51     $        -     $        49     $        -
Commitments to purchase private placement securities               69              -             119              -
Commitments to extend mortgage loans                               62              1              32              -
Credit guarantees                                                  29             (1)             49             (2)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $28 million at December 31, 2002. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.   DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
BALANCE, BEGINNING OF YEAR                                $     2,997     $    2,926     $     2,675
Acquisition costs deferred                                        666            637             797
Amortization charged to income                                   (418)          (365)           (418)
Effect of unrealized gains and losses                            (330)          (201)           (128)
                                                          -----------     ----------     -----------

BALANCE, END OF YEAR                                      $     2,915     $    2,997     $     2,926
                                                          ===========     ==========     ===========

9.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Immediate annuities:
  Structured settlement annuities                                         $    5,725     $     5,024
  Other immediate annuities                                                    2,096           1,870
Traditional Life                                                               1,693           1,567
Other                                                                            233             171
                                                                          ----------     -----------

Total Reserve for life-contingent contract benefits                       $    9,747     $     8,632
                                                                          ==========     ===========

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

                                                                          INTEREST                ESTIMATION
             PRODUCT                     MORTALITY/MORBIDITY                RATE                    METHOD
----------------------------------  ------------------------------  ---------------------  -------------------------
Structured settlement annuities     U.S. population with            Interest rate          Present value of
                                    projected calendar year         assumptions range      contractually specified
                                    improvements; age setbacks      from 5.5% to 11.7%     future benefits
                                    for impaired lives grading
                                    to standard

Other immediate annuities           1983 group annuity mortality    Interest rate          Present value of
                                    table                           assumptions range      expected future
                                                                    from 2.0% to 11.5%     benefits based on
                                                                                           historical experience

Traditional life                    Actual company experience       Interest rate          Net level premium
                                    plus loading                    assumptions range      reserve method using
                                                                    from 4.0% to 11.3%     the Company's
                                                                                           withdrawal experience
                                                                                           rates

Other                               Actual company experience                              Unearned premium;
                                    plus loading                                           additional contract
                                                                                           reserves as for
                                                                                           traditional life

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for structured settlement annuities and for certain immediate annuities with life contingencies. A liability of $797 million and $212 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction, net of taxes, of the unrealized net capital gains included in Accumulated other comprehensive income.

     At December 31, Contractholder funds consists of the following:

                                                                             2002            2001
                                                                          ----------     -----------
(IN MILLIONS)
Interest-sensitive life                                                   $    6,037     $     5,734
Investment contracts:
   Immediate annuities                                                         2,550           2,293
   Fixed annuities                                                            21,232          16,688
   Guaranteed investment contracts                                             1,903           2,279
   Funding agreements (non-putable)                                            5,199           3,557
   Funding agreements (putable/callable)                                       1,937           1,750
                                                                          ----------     -----------

     Total Contractholder funds                                           $   38,858     $    32,301
                                                                          ==========     ===========

     The following table highlights the key contract provisions that determine Contractholder funds:

                                                INTEREST
             PRODUCT                              RATE                          WITHDRAWAL/SURRENDER CHARGES
----------------------------------  ---------------------------------- -----------------------------------------------
Interest-sensitive life             Interest rates credited range      Either a percentage of account balance or
                                    from 2.0% to 7.8%                  dollar amount grading off generally over 20
                                                                       years

Immediate and fixed annuities       Interest rates credited range      Either a declining or a level percentage
                                    from 2.2% to 10.2% for immediate   charge generally over nine years or less.
                                    annuities and 0% to 10.7% for      Additionally, approximately 29.5% of fixed
                                    fixed annuities (which include     annuities are subject to a market value
                                    equity-indexed annuities whose     adjustment.
                                    returns are indexed to the S&P
                                    500)

Guaranteed investment contracts     Interest rates credited range      Generally not subject to discretionary
                                    from 2.95% to 8.5%                 withdrawal

Funding agreements                  Interest rates credited range      Not Applicable
 (non-putable)                      from 1.51% to 7.21% (excluding
                                    currency-swapped medium-term
                                    notes)

Funding agreements                  Interest rates credited range      Not Applicable
 (putable/callable)                 from 1.4% to 8.5%

     Contractholder funds include FAs sold to SPEs issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated Statements of Financial Position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using accounting treatment similar to that of its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated Statements of Financial Position due to the existence of a sufficient equity ownership interest by an unrelated third party in this entity. The Company classifies the FAs issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Balance, beginning of year                                                $   32,301     $    27,676
   Deposits                                                                    8,917           7,860
   Surrenders and withdrawals                                                 (3,149)         (3,211)
   Death benefits                                                               (429)           (415)
   Interest credited to contractholder funds                                   1,691           1,670
   Transfers (to) from Separate Accounts                                        (458)         (1,014)
   Other adjustments                                                             (15)           (265)
                                                                          ----------     -----------
Balance, end of year                                                      $   38,858     $    32,301
                                                                          ==========     ===========

10.  REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $18 million, $29 million and $29 million in premiums from AIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $76 million, $64 million and $38 million in premiums from SLIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $37 million and $32 million as of December 31, 2002 and 2001, respectively. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

contracts, which has an aggregate account value of $478 million and $795 million as of December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, the Company earned contract charges and fees assessed to contractholder fund balances of $5 million, $8 million, and $17 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in November 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2002, $156.51 billion of life insurance in force was ceded to other companies.

     The Company has a modified coinsurance contract with Allstate Re, an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA ("PNC"). Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. Furthermore, Allstate Re then cedes this business to Alpine Indemnity Limited ("Alpine"), a subsidiary of PNC, via a modified coinsurance contract. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $     2,150     $    2,085     $     2,075
Assumed
   Affiliate                                                       43             41              39
   Non-affiliate                                                   76             64              55
Ceded--non-affiliate                                             (393)          (323)           (302)
                                                          -----------     ----------     -----------
   Premiums and contract charges, net of reinsurance      $     1,876     $    1,867     $     1,867
                                                          ===========     ==========     ===========

     The effects of reinsurance on Life and annuity contract benefits for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
LIFE AND ANNUITY CONTRACT BENEFITS
Direct                                                    $     1,881     $    1,693     $     1,633
Assumed
   Affiliate                                                       11             36              29
   Non-affiliate                                                   38             33              20
Ceded--non-affiliate                                             (387)          (277)           (243)
                                                          -----------     ----------     -----------

Life and annuity contract benefits, net of
reinsurance                                               $     1,543     $    1,485     $     1,439
                                                          ===========     ==========     ===========

     Reinsurance recoverables in the Company's Consolidated Statements of Financial Position were $1.06 billion and $950 million, at December 31, 2002 and 2001, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2002 and 2001, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $3 million and $1 million in 2002, 2001 and 2000, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2002 are as follows:

                                                                    (IN MILLIONS)
     2003                                                           $          1
     2004                                                                      1
     2005                                                                      -
     2006                                                                      -
     2007                                                                      -
     Thereafter                                                                -
                                                                    ------------
                                                                    $          2
                                                                    ============

GUARANTEES

     The Company owns certain fixed income securities which contain credit default swaps or credit guarantees which provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum potential amount of future payments, assuming the value of the referenced credits become worthless, is $54 million at December 31, 2002. The credit default swaps and credit guarantees contained in these fixed income securities expire on various dates during the next four years.

     Lincoln Benefit Life ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2002, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires March 31, 2003 but may be extended at LBL's option.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions including indemnifications for breaches of representations and warranties, taxes and certain other liabilities such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations, and consistent with the expectation that the risk of loss is remote, the liability balance related to these obligations as of December 31, 2002 was not material.

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of certain legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002 a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation and Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
DEFERRED ASSETS
Life and annuity reserves                                                 $      602     $       533
Other assets                                                                     204             116
                                                                          ----------     -----------
   Total deferred assets                                                         806             649

DEFERRED LIABILITIES
Deferred policy acquisition costs                                               (945)           (846)
Unrealized net capital gains                                                    (569)           (343)
Other liabilities                                                                  -             (29)
                                                                          ----------     -----------
   Total deferred liabilities                                                 (1,514)         (1,218)
                                                                          ----------     -----------
     Net deferred liability                                               $     (708)    $      (569)
                                                                          ==========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
Current                                                   $       142     $      156     $       116
Deferred                                                          (85)            23             125
                                                          -----------     ----------     -----------
   Total income tax expense                               $        57     $      179     $       241
                                                          ===========     ==========     ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company paid income taxes of $116 million, $116 million and $168 million in 2002, 2001 and 2000, respectively. The Company had a current income tax liability of $50 million and $21 million at December 31, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
Statutory federal income tax rate                                35.0%          35.0%           35.0%
Adjustment to prior year tax liabilities                        (12.5)             -               -
Dividends received deduction                                     (4.0)          (2.4)           (1.9)
Other                                                             0.5           (0.2)            0.8
                                                          -----------     ----------     -----------

   Effective income tax rate                                     19.0%          32.4%           33.9%
                                                          ===========     ==========     ===========

     An adjustment for prior year tax liabilities in the amount of $38 million primarily resulted from Internal Revenue Service developments and examination of tax returns.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13.  PREFERRED STOCK

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $3 million, $5 million and $5 million were paid during 2002, 2001, and 2000, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2002.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually during 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                  NET INCOME                     SHAREHOLDER'S EQUITY
                                                    -------------------------------------        ----------------------
                                                      2002           2001           2000           2002           2001
                                                    -------        -------        -------        -------        -------
(IN MILLIONS)
Balance per GAAP                                    $   245        $   368        $   470        $ 6,362        $ 5,397
Undistributed net income of certain
   subsidiaries                                          18              7              2              -              -
Unrealized gain/loss on fixed income
   securities                                             -              -              -         (3,082)        (1,508)
Deferred policy acquisition costs                      (248)          (291)          (368)        (2,915)        (2,997)
Deferred income taxes                                     7             18             30          1,325          1,055
Employee benefits                                         6              8             (1)           (18)           (17)
Reserves and non-admitted assets                         46            112            205          1,255            743
Separate Accounts                                         -              -              -            396            141
Other                                                    42              5             13            (91)           (79)
                                                    -------        -------        -------        -------        -------
Balance per statutory accounting practices          $   116        $   227        $   351        $ 3,232        $ 2,735
                                                    =======        =======        =======        =======        =======

     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York. The State of New York adopted Statement of Statutory Accounting Principle No. 10, "Income Taxes", effective December 31, 2002, resulting in an increase to statutory surplus of $11 million.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2002, ALIC paid dividends of $48 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2001 formula amounts. Based on 2002 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2003 is $288 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2002, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees and employee-agents. AIC uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in Net income for the pension plans in 2002 was $11 million, while the allocated benefit to the Company included in Net income in 2001 and 2000 was $1 million for both periods.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plans participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in Net income was $6 million, $5 million and $3 million for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLANS

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $15 million, $5 million, and $4 million in 2002, 2001 and 2000, respectively.

16.  BUSINESS SEGMENTS

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

RETAIL

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

STRUCTURED FINANCIAL PRODUCTS

     The Structured Financial Products segment offers a variety of spread-based products to institutional investors. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon premiums and deposits and Net Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
REVENUES
RETAIL
Premiums and contract charges                             $     1,436     $    1,510     $     1,449
Net investment income                                           1,844          1,705           1,556
Realized capital gains and losses                                (214)          (140)            (20)
                                                          -----------     ----------     -----------
   Total Retail                                                 3,066          3,075           2,985
                                                          -----------     ----------     -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                     440            357             418
Net investment income                                           1,139          1,134           1,033
Realized capital gains and losses                                (213)           (73)             (6)
                                                          -----------     ----------     -----------
   Total Structured Financial Products                          1,366          1,418           1,445
                                                          -----------     ----------     -----------
      Consolidated Revenues                               $     4,432     $    4,493     $     4,430
                                                          ===========     ==========     ===========

     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

                                                                             2002            2001          2000
                                                                          ----------     -----------    -----------
(IN MILLIONS)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
  EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
RETAIL
Premiums and contract charges                                             $    1,436     $     1,510    $     1,449
Net investment income                                                          1,844           1,705          1,556
Realized capital gains and losses                                               (214)           (140)           (20)
Life and annuity contract benefits                                               648             706            606
Interest credited to contractholder funds                                      1,250           1,165          1,075
Amortization of deferred policy acquisition costs                                414             360            414
Operating costs and expenses                                                     417             371            299
Loss on disposition of operations                                                 (3)             (4)             -
                                                                          ----------     -----------    -----------
   Retail income from operations before income tax expense and
     cumulative effect of change in accounting principle                         334             469            591
                                                                          ----------     -----------    -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                                    440             357            418
Net investment income                                                          1,139           1,134          1,033
Realized capital gains and losses                                               (213)            (73)            (6)
Life and annuity contract benefits                                               895             779            833
Interest credited to contractholder funds                                        441             505            444
Amortization of deferred policy acquisition costs                                  4               5              4
Operating costs and expenses                                                      58              45             44
                                                                          ----------     -----------    -----------
   Structured Financial Products income from operations before income
     tax expense and cumulative effect of change in accounting principle         (32)             84            120
                                                                          ----------     -----------    -----------
        Consolidated income from operations before income tax expense
          and cumulative effect of change in accounting principle         $      302     $       553    $       711
                                                                          ==========     ===========    ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
Retail                                                    $       414     $      360     $       414
Structured Financial Products                                       4              5               4
                                                          -----------     ----------     -----------
   Consolidated                                                   418            365             418
                                                          -----------     ----------     -----------
INCOME TAX EXPENSE (BENEFIT)
Retail                                                             72            151             200
Structured Financial Products                                     (15)            28              41
                                                          -----------     ----------     -----------
   Consolidated                                           $        57     $      179     $       241
                                                          ===========     ==========     ===========

     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

                                                             2002            2001
                                                          -----------     ----------
(IN MILLIONS)
ASSETS
Retail                                                    $    47,297     $   44,041
Structured Financial Products                                  21,549         18,581
                                                          -----------     ----------
   Consolidated                                           $    68,846     $   62,622
                                                          -----------     ----------
INVESTMENTS
Retail                                                    $    31,749     $   26,398
Structured Financial Products                                  20,921         17,899
                                                          -----------     ----------
   Consolidated                                           $    52,670     $   44,297
                                                          ===========     ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                            2002                             2001                            2000
                               ------------------------------   ------------------------------   ------------------------------

                               PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX
                               -------    -------   ---------   -------    -------   ---------   -------    -------   ---------
(IN MILLIONS)
UNREALIZED NET CAPITAL GAINS
   AND LOSSES AND NET LOSSES
   ON DERIVATIVE FINANCIAL
   INSTRUMENTS:
Unrealized holding gains
   (losses) arising during
   the period                  $   162    $   (57)   $   105    $  (115)   $    40    $   (75)   $   550    $  (192)   $   358
Less: reclassification
   adjustments                    (484)       169       (315)      (238)        83       (155)        10         (3)         7
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses                      646       (226)       420        123        (43)        80        540       (189)       351
Cumulative effect of change
   in accounting for
   derivative financial
   instruments                       -          -          -         (1)         -         (1)         -          -          -
Net losses on derivative
   financial instruments
   arising during the period        (6)         2         (4)        (1)         -         (1)         -          -          -
Less: reclassification
   adjustments for
   derivative financial
   instruments                       -          -          -          4         (2)         2          -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Net losses on derivative
   financial instruments            (6)         2         (4)        (6)         2         (4)         -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses and net losses
   on derivative financial
   instruments                     640       (224)       416        117        (41)        76        540       (189)       351
UNREALIZED FOREIGN CURRENCY
   TRANSLATION ADJUSTMENTS          (1)         -         (1)         3         (1)         2         (3)         1         (2)
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Other comprehensive income     $   639    $  (224)   $   415    $   120    $   (42)   $    78    $   537    $  (188)   $   349
                               =======    =======    =======    =======    =======    =======    =======    =======    =======

18.  QUARTERLY RESULTS (UNAUDITED)

                                  FIRST QUARTER        SECOND QUARTER         THIRD QUARTER        FOURTH QUARTER
                               ------------------    ------------------    ------------------    ------------------
                                2002        2001      2002       2001       2002        2001       2002      2001
                               -------    -------    -------    -------    -------    -------    -------    -------
(IN MILLIONS)
Revenues                       $ 1,069    $ 1,048    $ 1,193    $ 1,154    $ 1,002    $ 1,130    $ 1,168    $ 1,161
Income before cumulative
effect of change in
accounting principle,
after-tax                           87         73        107         90          4         89         47        122
Net income                          87         67        107         90          4         89         47        122

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I--SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002

                                                                                                                      CARRYING
                                                                                      COST         FAIR VALUE           VALUE
                                                                                   -----------     -----------       -----------
                                                                                                   (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Income Securities, Available for Sale:
   Bonds:
      United States government, government agencies and authorities.............        $2,323          $3,063            $3,063
      States, municipalities and political subdivisions.........................         1,224           1,289             1,289
      Foreign governments.......................................................         1,090           1,357             1,357
      Public utilities..........................................................         2,547           2,731             2,731
      Convertibles and bonds with warrants attached.............................           347             366               366
      All other corporate bonds.................................................        21,724          23,038            23,038
   Mortgage-backed securities...................................................         9,912          10,378            10,378
   Asset-backed securities......................................................         2,447           2,473             2,473
   Redeemable preferred stocks..................................................           109             110               110

                                                                                   -----------     -----------       -----------
      Total fixed income securities.............................................       $41,723         $44,805           $44,805
                                                                                   ===========     ===========       ===========

Equity Securities:
   Common Stocks:
      Public utilities..........................................................         $  87           $  87             $  87
      Banks, trusts and insurance companies.....................................             -               -                 -
      Industrial, miscellaneous and all other...................................            71              61                61
   Nonredeemable preferred stocks...............................................            33              35                35
                                                                                   -----------     -----------       -----------
      Total equity securities...................................................         $ 191           $ 183             $ 183
                                                                                   ===========     ===========       ===========


Mortgage loans on real estate...................................................        $5,883                            $5,883
Real estate.....................................................................            43                                43
Policy loans....................................................................           692                               692
Other long-term investments.....................................................            49                               225
Short-term investments..........................................................           839                               839

                                                                                   ------------                      -----------
      Total investments.........................................................       $49,420                           $52,670
                                                                                   ============                      ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

                                        AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                        --------------                               ------------------------------

                                         FUTURE POLICY
                               DEFERRED    BENEFITS,                                         CONTRACT    AMORTIZATION OF
                                POLICY      LOSSES,             PREMIUMS AND      NET      BENEFITS AND  DEFERRED POLICY  OPERATING
                             ACQUISITION    CLAIMS,   UNEARNED    CONTRACT     INVESTMENT    CREDITED      ACQUISITION    COSTS AND
SEGMENT                         COSTS      EXPENSES   PREMIUMS    CHARGES        INCOME      INTEREST         COSTS        EXPENSES
-------                         -----      --------   --------    -------        ------      --------         -----        --------
                                                                       (IN MILLIONS)
2002
Retail                          $2,898      $29,434      $10       $1,436        $1,844       $1,898           $414        $417
Structured Financial Products       17       19,171        -          440         1,139        1,336              4          58

Total                           $2,915      $48,605      $10       $1,876        $2,983       $3,234           $418        $475

2001
Retail                          $2,976      $24,532       $9       $1,510        $1,705       $1,871           $360        $371
Structured Financial Products       21       16,401       --          357         1,134        1,284              5          45

Total                           $2,997      $40,933       $9       $1,867        $2,839       $3,155           $365        $416

2000
Retail                          $2,902      $21,699      $48       $1,449        $1,556       $1,681           $414        $299
Structured Financial Products       24       13,977       --          418         1,033        1,277              4          44

Total                           $2,926      $35,676      $48       $1,867        $2,589       $2,958           $418        $343

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV--REINSURANCE

                                                                                                                   PERCENT
                                                                         CEDED         ASSUMED                    OF AMOUNT
                                                           GROSS        TO OTHER      FROM OTHER       NET         ASSUMED
                                                          AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                                          ------       ---------      ---------       ------        ------
                                                                                    (IN MILLIONS)
   YEAR ENDED DECEMBER 31, 2002
   Life insurance in force                              $370,761       $156,505         $4,260     $218,516           1.9%
   Premiums and contract charges:
   Life and annuities                                     $1,921           $310            $47       $1,658           2.8%
   Accident and health                                       229             83             72          218          33.0%

   Total premiums and contract charges                    $2,150           $393           $119       $1,876           6.3%



   YEAR ENDED DECEMBER 31, 2001
   Life insurance in force                              $356,781       $138,925         $3,691     $221,547           1.7%
   Premiums and contract charges:
   Life and annuities                                     $1,929           $282            $57       $1,704           3.3%
   Accident and health                                       156             41             48          163          29.4%

   Total premiums and contract charges                    $2,085           $323           $105       $1,867           5.6%



   YEAR ENDED DECEMBER 31, 2000
   Life insurance in force                              $338,648       $120,827            $--      $217,821           0.0%
   Premiums and contract charges:
   Life and annuities                                     $1,933           $278            $64       $1,719           3.7%
   Accident and health                                       142             24             30          148          20.3%

   Total premiums and contract charges                    $2,075           $302            $94       $1,867           5.0%

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS


                                                                      BALANCE AT      CHARGED TO                        BALANCE AT
                                                                       BEGINNING       COSTS AND                          END OF
                                                                       OF PERIOD       EXPENSES        DEDUCTIONS         PERIOD
                                                                       ---------       --------        ----------         ------
                                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2002
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $5                $-
Allowance for deferred tax assets                                            $-             $-                $-                $-

YEAR ENDED DECEMBER 31, 2001
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $-                $5
Allowance for deferred tax assets                                            $2             $-                $2                $-

YEAR ENDED DECEMBER 31, 2000
Allowance for estimated losses on mortgage loans and real estate             $7            $(2)               $-                $5
Allowance for deferred tax assets                                            $1             $1                $-                $2

                              ----------------------------------------------
                              ALLSTATE FINANCIAL
                              ADVISORS SEPARATE
                              ACCOUNT I

                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                              AND DECEMBER 31, 2001, AND INDEPENDENT
                              AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, on January 1, 2003, Northbrook Life Insurance Company merged into Allstate Life Insurance Company. In conjunction with this merger, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II merged with the Account.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                        AIM V.I.                                         AIM V.I.        AIM V.I.
                                                        Capital          AIM V.I.     AIM V.I.Dent     Diversified    International
                                                      Appreciation     Core Equity    Demographics        Income          Growth
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         161,250         141,958           2,044         120,561          88,507
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,301,932   $   3,279,178   $      10,565   $   1,128,085   $   1,594,496
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                     AIM Variable
                                                    Insurance Funds
                                                      Sub-Accounts       Fidelity Variable Insurance Products Fund Sub-Accounts
                                                    ---------------  --------------------------------------------------------------

                                                       AIM V. I.
                                                     Premier Equity   VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                     --------------   --------------  -------------  ---------------  -------------
ASSETS
Investments at fair value                            $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     --------------   --------------  -------------   -------------   -------------

   Total assets                                      $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

NET ASSETS
Accumulation units                                   $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --               --             --              --              --
                                                     --------------   --------------  -------------   -------------   -------------

   Total net assets                                  $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         121,263          217,169        146,891         117,493          44,566
                                                     ==============   ==============  =============   =============   =============

   Cost                                              $    2,922,819   $    4,519,799  $   5,443,450   $     797,036   $   5,754,148
                                                     ==============   ==============  =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable Insurance       Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                     ------------------------------   ---------------------------------------------
                                                                                                      VIP Investment
                                                                                        VIP Equity-     Grade Bond     VIP Overseas
                                                     VIP Investment                  Income (Service     (Service       (Service
                                                       Grade Bond     VIP Overseas       Class 2)        Class 2)        Class 2)
                                                     --------------   -------------  ---------------  --------------  -------------
ASSETS
Investments at fair value                             $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         370,615         106,201             401           9,517             290
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,701,209   $   1,722,031   $       8,260   $     124,434   $       3,987
                                                      =============   =============   =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account          Trust Sub-Accounts
                                                      -----------------------------   -------------   -----------------------------
                                                                        Worldwide
                                                       Global Value      Growth                           LSA
                                                         (Service       (Service        Emerging       Aggressive
                                                          Shares)        Shares)         Markets         Growth       LSA Balanced
                                                      --------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       8,212   $       8,662   $       5,176   $       7,232   $       5,679
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --       1,602,500       4,702,093
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                             910             413             737         251,128         587,004
                                                      =============   =============   =============   =============   =============

   Cost                                               $       9,531   $      10,487   $       4,791   $   2,509,855   $   5,870,426
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                     ------------------------------------------------------------------------------

                                                       LSA Basic      LSA Blue       LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value          Chip        Appreciation       Equity           Mid Cap
                                                     -------------  -------------   -------------  ---------------  ---------------
ASSETS
Investments at fair value                            $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total assets                                      $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

NET ASSETS
Accumulation units                                   $       4,393  $      12,336   $      13,259  $         5,837  $         6,999
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company          1,885,238      1,775,000       2,106,000        6,546,746        2,433,868
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total net assets                                  $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

FUND SHARE INFORMATION
   Number of shares                                        250,614        251,737         301,889        1,025,443          301,342
                                                     =============  =============   =============  ===============  ===============

   Cost                                              $   2,505,349  $   2,515,052   $   3,017,287  $    10,234,832  $     3,012,411
                                                     =============  =============   =============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value           Equity
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       5,175   $       1,252   $       1,148   $       1,755   $       5,435
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company           2,917,175       3,158,230       3,586,271       2,476,224       4,592,954
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         617,833         522,228         519,163         251,571         557,381
                                                      =============   =============   =============   =============   =============

   Cost                                               $   6,200,281   $   5,227,223   $   5,205,359   $   2,516,403   $   5,645,080
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                    Insurance Trust
                                                                                                                    (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts               Sub-Accounts
                                                    -------------------------------------------------------------   ---------------
                                                                                                                        MFS New
                                                                                                                       Discovery
                                                                       MFS High     MFS Investors      MFS New         (Service
                                                      MFS Bond          Income          Trust         Discovery         Class)
                                                    -------------   -------------   -------------   -------------   ---------------
ASSETS
Investments at fair value                           $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    -------------   -------------   -------------   -------------   ---------------

   Total assets                                     $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

NET ASSETS
Accumulation units                                  $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                --              --              --              --                --
                                                    -------------   -------------   -------------   -------------   ---------------

   Total net assets                                 $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

FUND SHARE INFORMATION
   Number of shares                                       191,445          50,653         134,081         227,939               373
                                                    =============   =============   =============   =============   ===============

   Cost                                             $   2,163,030   $     479,822   $   2,387,436   $   3,401,656   $         5,320
                                                    =============   =============   =============   =============   ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      MFS Variable
                                                     Insurance Trust
                                                     (Service Class)      OCC Accumulation Trust           Oppenheimer Variable
                                                      Sub-Accounts              Sub-Accounts            Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer       Capital
                                                     (Service Class)   Technology          Cap             Bond       Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                            $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ---------------  -------------   -------------   -------------   -------------

   Total assets                                      $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $            86  $         921   $         798   $   8,734,608   $   4,902,477
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                   --             --              --              --              --
                                                     ---------------  -------------   -------------   -------------   -------------

   Total net assets                                  $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                                7            768              37         772,291         184,165
                                                     ===============  =============   =============   =============   =============

   Cost                                              $           102  $       1,433   $       1,022   $   8,435,039   $   7,323,656
                                                     ===============  =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer
                                                                                                        Variable
                                                                                                      Account Funds  PIMCO Variable
                                                              Oppenheimer Variable Account           (Service Class) Insurance Trust
                                                                   Funds Sub-Accounts                  Sub-Account    Sub-Accounts
                                                      ---------------------------------------------  --------------- ---------------

                                                                                       Oppenheimer     Oppenheimer
                                                       Oppenheimer                     Main Street  Main Street Small
                                                         Global        Oppenheimer      Small Cap       Cap Growth       Foreign
                                                       Securities      High Income        Growth     (Service Class)      Bond
                                                      -------------   -------------   -------------  ---------------  --------------
ASSETS
Investments at fair value                             $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      -------------   -------------   -------------  ---------------  --------------

   Total assets                                       $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

NET ASSETS
Accumulation units                                    $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --               --              --
                                                      -------------   -------------   -------------  ---------------  --------------

   Total net assets                                   $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

FUND SHARE INFORMATION
   Number of shares                                         248,723         141,369         223,194              912          10,693
                                                      =============   =============   =============  ===============  ==============

   Cost                                               $   6,153,019   $   1,217,279   $   2,418,815  $         9,578  $      106,399
                                                      =============   =============   =============  ===============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          Rydex
                                                       PIMCO Variable Insurance             Putnam Variable          Variable Trust
                                                          Trust Sub-Accounts               Trust Sub-Accounts          Sub-Account
                                                     -----------------------------   -----------------------------   --------------

                                                                                                    VT International
                                                         Money                          VT High        Growth and
                                                         Market      Total Return        Yield           Income         Rydex OTC
                                                     -------------   -------------   -------------  ----------------  --------------
ASSETS
Investments at fair value                            $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     -------------   -------------   -------------  ----------------  --------------

   Total assets                                      $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

NET ASSETS
Accumulation units                                   $       6,886   $     107,930   $     118,281  $          3,155  $           35
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --              --              --                --              --
                                                     -------------   -------------   -------------  ----------------  --------------

   Total net assets                                  $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

FUND SHARE INFORMATION
   Number of shares                                          6,886          10,550          16,777               378               4
                                                     =============   =============   =============  ================  ==============

   Cost                                              $       6,886   $     107,157   $     114,881  $          3,543  $           51
                                                     =============   =============   =============  ================  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  --------------  ---------------------------------------------

                                                                       Van Kampen
                                                                          UIF                         LIT Emerging
                                                        Capital        High Yield     LIT Comstock       Growth       LIT Government
                                                     -------------    -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                            $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     -------------    -------------   -------------   -------------   -------------

   Total assets                                      $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --               --              --              --              --
                                                     -------------    -------------   -------------   -------------   -------------

   Total net assets                                  $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                            373           19,741         379,826         160,324         131,944
                                                     =============    =============   =============   =============   =============

   Cost                                              $       5,284    $     117,885   $   4,300,104   $   5,388,690   $   1,231,535
                                                     =============    =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------

                                                       Van Kampen        Van Kampen
                                                    Life Investment   Life Investment
                                                         Trust        Trust (Class II)
                                                      Sub-Accounts      Sub-Account
                                                    ---------------   ----------------

                                                                         LIT Growth
                                                      LIT Money          and Income
                                                        Market           (Class II)
                                                     -------------     --------------
ASSETS
Investments at fair value                            $   4,198,773     $        4,554
                                                     -------------     --------------

   Total assets                                      $   4,198,773     $        4,554
                                                     =============     ==============

NET ASSETS
Accumulation units                                   $   4,198,773     $        4,554
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --                 --
                                                     -------------     --------------

   Total net assets                                  $   4,198,773     $        4,554
                                                     =============     ==============

FUND SHARE INFORMATION
   Number of shares                                      4,198,773                339
                                                     =============     ==============

   Cost                                              $   4,198,773     $        5,071
                                                     =============     ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                         AIM V.I.                                        AIM V.I.        AIM V.I.
                                                         Capital          AIM V.I.     AIM V.I.Dent    Diversified    International
                                                       Appreciation   Core Equity (a)  Demographics       Income        Growth (b)
                                                      --------------  --------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $       8,838   $          --   $      78,250   $       7,248
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (42,572)        (32,003)           (202)        (10,676)        (14,949)
   Administrative expense                                    (3,561)         (2,694)            (14)           (888)         (1,239)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (46,133)        (25,859)           (216)         66,686          (8,940)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                    1,043,886         696,783           9,249         168,074         237,618
   Cost of investments sold                               1,637,347         926,263          12,723         178,843         311,283
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Change in unrealized gains (losses)                        (416,804)       (274,335)         (3,378)        (43,356)       (148,277)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (1,010,265)       (503,815)         (6,852)        (54,125)       (221,942)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (1,056,398)  $    (529,674)  $      (7,068)  $      12,561   $    (230,882)
                                                      =============   =============   =============   =============   =============

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      AIM Variable
                                                     Insurance Funds
                                                      Sub-Accounts        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     ---------------  -------------------------------------------------------------

                                                        AIM V.I.
                                                        Premier
                                                       Equity (c)     VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                      -------------   --------------  -------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $       7,955   $      29,459   $       9,870   $      59,512   $      50,711
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (26,575)        (49,984)        (50,700)         (7,515)        (54,350)
   Administrative expense                                    (2,195)         (4,099)         (4,218)           (633)         (4,515)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (20,815)        (24,624)        (45,048)         51,364          (8,154)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                      445,555         779,944       1,099,599         165,399       1,012,412
   Cost of investments sold                                 637,122         936,846       1,595,429         204,069       1,330,168
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Change in unrealized gains (losses)                        (655,218)       (320,016)     (1,076,459)            108        (922,275)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (846,785)       (476,918)     (1,572,289)        (38,562)     (1,240,031)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (867,600)  $    (501,542)  $  (1,617,337)  $      12,802   $  (1,248,185)
                                                      =============   =============   =============   =============   =============

(c) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity Variable Insurance      Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                      ------------------------------ ----------------------------------------------
                                                                                                      VIP Investment
                                                                                       VIP Equity-     Grade Bond      VIP Overseas
                                                      VIP Investment                 Income (Service    (Service        (Service
                                                       Grade Bond     VIP Overseas      Class 2)         Class 2)        Class 2)
                                                      --------------  -------------  ---------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     124,234   $       9,921  $            21  $          429  $          16
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (46,839)        (16,019)             (96)           (626)           (43)
   Administrative expense                                    (3,963)         (1,341)              (6)            (44)            (3)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net investment income (loss)                           73,432          (7,439)             (81)           (241)           (30)
                                                      -------------   -------------  ---------------  --------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       702,749         322,297            4,667             646             62
  Cost of investments sold                                  674,563         430,558            5,694             642             69
                                                      -------------   -------------  ---------------  --------------  -------------

      Realized gains (losses) on fund shares                 28,186        (108,261)          (1,027)              4             (7)

Realized gain distributions                                      --              --               30              --             --
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized gains (losses)                            28,186        (108,261)            (997)              4             (7)

Change in unrealized gains (losses)                         260,488        (202,979)          (1,047)          4,741           (810)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized and unrealized gains
           (losses) on investments                          288,674        (311,240)          (2,044)          4,745           (817)
                                                      -------------   -------------  ---------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     362,106   $    (318,679) $        (2,125) $        4,504  $        (847)
                                                      =============   =============  ===============  ==============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account         Trust Sub-Accounts
                                                    ---------------------------------  ------------   -----------------------------

                                                                         Worldwide                          LSA
                                                      Global Value        Growth        Emerging       Aggressive
                                                    (Service Shares) (Service Shares)    Markets         Growth       LSA Balanced
                                                    ---------------- ---------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          38  $            55  $          31   $          --   $      38,995
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (70)             (92)           (76)           (115)            (77)
   Administrative expense                                        (5)              (6)            (5)             (8)             (6)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net investment income (loss)                              (37)             (43)           (50)           (123)         38,912
                                                      -------------  ---------------  -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                            73            1,388            121           2,038           1,686
  Cost of investments sold                                       83            1,858            112           2,532           2,071
                                                      -------------  ---------------  -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)            (470)             9            (494)           (385)

Realized gain distributions                                      12               --             --              --          24,839
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized gains (losses)                                 2             (470)             9            (494)         24,454

Change in unrealized gains (losses)                          (1,319)          (1,825)          (167)       (742,819)     (1,117,904)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,317)          (2,295)          (158)       (743,313)     (1,093,450)
                                                      -------------  ---------------  -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,354) $        (2,338) $        (208)  $    (743,436)  $  (1,054,538)
                                                      =============  ===============  =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                          LSA Variable Series Trust Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                       LSA Basic        LSA Blue      LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value            Chip        Appreciation       Equity          Mid Cap
                                                      -------------   -------------   ------------- ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $          --   $          --   $      31,565   $       2,304
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (83)           (201)           (181)           (102)           (105)
   Administrative expense                                        (6)            (14)            (13)             (8)             (7)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                              (89)           (215)           (194)         31,455           2,192
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        5,826           8,277             193           4,736             185
   Cost of investments sold                                   7,218          10,221             236           5,703             194
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                 (1,392)         (1,944)            (43)           (967)             (9)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                            (1,392)         (1,944)            (43)           (967)             (9)

Change in unrealized gains (losses)                        (523,321)       (632,942)       (850,474)     (2,245,216)       (583,974)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (524,713)       (634,886)       (850,517)     (2,246,183)       (583,983)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (524,802)  $    (635,101)  $    (850,711)  $  (2,214,728)  $    (581,791)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value          Equity
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           3   $          --   $       1,362   $       5,214   $          49
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                  (104)            (15)            (14)            (18)           (111)
   Administrative expense                                        (7)             (1)             (1)             --              (8)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                             (108)            (16)          1,347           5,196             (70)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        1,788              15              15              18           2,656
   Cost of investments sold                                   2,578              18              19              21           3,146
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                   (790)             (3)             (4)             (3)           (490)

Realized gain distributions                                      --              --              --              --             218
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                              (790)             (3)             (4)             (3)           (272)

Change in unrealized gains (losses)                      (2,106,878)     (1,341,931)     (1,157,204)       (205,967)     (1,309,941)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (2,107,668)     (1,341,934)     (1,157,208)       (205,970)     (1,310,213)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (2,107,776)  $  (1,341,950)  $  (1,155,861)  $    (200,774)  $  (1,310,283)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                     Insurance Trust
                                                                                                                     (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts                Sub-Accounts
                                                      -------------------------------------------------------------  ---------------
                                                                                                                         MFS New
                                                                                                                        Discovery
                                                                        MFS High      MFS Investors      MFS New        (Service
                                                         MFS Bond        Income           Trust         Discovery         Class)
                                                      -------------   -------------   -------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     106,840   $      29,780   $      10,997   $          --  $           --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (22,924)         (4,987)        (23,240)        (33,094)            (96)
   Administrative expense                                    (1,925)           (421)         (1,956)         (2,744)             (7)

                                                      -------------   -------------   -------------   -------------  --------------

      Net investment income (loss)                           81,991          24,372         (14,199)        (35,838)           (103)
                                                      -------------   -------------   -------------   -------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       258,795          73,108         367,928         449,944           5,281
  Cost of investments sold                                  258,022          81,398         457,459         599,631           7,019
                                                      -------------   -------------   -------------   -------------  --------------

      Realized gains (losses) on fund shares                    773          (8,290)        (89,531)       (149,687)         (1,738)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized gains (losses)                               773          (8,290)        (89,531)       (149,687)         (1,738)

Change in unrealized gains (losses)                          70,837         (11,736)       (393,125)       (939,179)         (1,459)
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized and unrealized gains
         (losses) on investments                             71,610         (20,026)       (482,656)     (1,088,866)         (3,197)
                                                      -------------   -------------   -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     153,601   $       4,346   $    (496,855)  $  (1,124,704) $       (3,300)
                                                      =============   =============   =============   =============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                     (Service Class)     OCC Accumulation Trust           Oppenheimer Variable
                                                       Sub-Accounts           Sub-Accounts             Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer      Capital
                                                     (Service Class)   Technology         Cap             Bond        Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           1   $          --   $          --   $     431,364   $      38,414
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                    --             (26)            (10)        (76,655)        (78,410)
   Administrative expense                                        --              (2)             --          (6,463)         (6,579)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                                1             (28)            (10)        348,246         (46,575)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                            1           1,186              10         652,714       1,948,072
   Cost of investments sold                                       2           1,674              13         641,477       2,800,694
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     (1)           (488)             (3)         11,237        (852,622)

Realized gain distributions                                      --              --              74              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                (1)           (488)             71          11,237        (852,622)

Change in unrealized gains (losses)                             (16)         (1,032)           (280)        161,855      (1,332,546)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                                (17)         (1,520)           (209)        173,092      (2,185,168)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $         (16)  $      (1,548)  $        (219)  $     521,338   $  (2,231,743)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Oppenheimer
                                                                                                     Variable
                                                                                                   Account Funds     PIMCO Variable
                                                           Oppenheimer Variable Account           (Service Class)   Insurance Trust
                                                                Funds Sub-Accounts                  Sub-Account       Sub-Accounts
                                                  ---------------------------------------------  -----------------  ---------------
                                                                                   Oppenheimer      Oppenheimer
                                                   Oppenheimer                     Main Street   Main Street Small
                                                     Global        Oppenheimer      Small Cap       Cap Growth          Foreign
                                                   Securities      High Income       Growth       (Service Class)        Bond
                                                  -------------   -------------   -------------  -----------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $      31,252   $     141,475   $          --  $              --   $        1,065
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (70,367)        (17,502)        (26,728)              (138)            (433)
   Administrative expense                                (5,886)         (1,479)         (2,253)                (9)             (31)
                                                  -------------   -------------   -------------  -----------------   --------------

      Net investment income (loss)                      (45,001)        122,494         (28,981)              (147)             601
                                                  -------------   -------------   -------------  -----------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,537,989         638,280         556,481              1,594              644
   Cost of investments sold                           2,078,802         745,201         590,774              1,857              646
                                                  -------------   -------------   -------------  -----------------   --------------

      Realized gains (losses) on fund shares           (540,813)       (106,921)        (34,293)              (263)              (2)

Realized gain distributions                                  --              --              --                 --              405
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized gains (losses)                      (540,813)       (106,921)        (34,293)              (263)             403

Change in unrealized gains (losses)                  (1,032,633)        (79,484)       (366,059)            (1,502)           1,290
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (1,573,446)       (186,405)       (400,352)            (1,765)           1,693
                                                  -------------   -------------   -------------  -----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $  (1,618,447)  $     (63,911)  $    (429,333) $          (1,912)  $        2,294
                                                  =============   =============   =============  =================   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex Variable
                                                         PIMCO Variable Insurance            Putnam Variable              Trust
                                                            Trust Sub-Accounts              Trust Sub-Accounts         Sub-Account
                                                      ------------------------------  -----------------------------   --------------

                                                                                                     VT International
                                                         Money                           VT High       Growth and
                                                         Market      Total Return (d)     Yield          Income         Rydex OTC
                                                      -------------  ---------------- -------------  ---------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          89   $       1,252   $       1,462   $          18   $          --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (91)           (427)           (563)            (49)            (13)
   Administrative expense                                        (7)            (30)            (40)             (4)             --
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment Income (loss)                               (9)            795             859             (35)            (13)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                         1,755             631             660             125             943
  Cost of investments sold                                    1,755             633             680             125           1,647
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     --              (2)            (20)             --            (704)

Realized gain distributions                                      --           1,314              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                --           1,312             (20)             --            (704)

Change in unrealized gains (losses)                              --             792           3,278            (520)            (16)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                               --           2,104           3,258            (520)           (720)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $          (9)  $       2,899   $       4,117   $        (555)  $        (733)
                                                      =============   =============   =============   =============   =============

(d) Previously know as Total Return Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  -------------  -----------------------------------------------

                                                                        Van Kampen
                                                                           UIF                        LIT Domestic    LIT Emerging
                                                         Capital      High Yield (e)  LIT Comstock     Income (f)        Growth
                                                      -------------   --------------  -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          21   $      10,869   $      25,798   $      58,276   $      12,432
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (67)           (508)        (44,097)         (3,149)        (44,923)
   Administrative expense                                        (4)            (36)         (3,635)           (261)         (3,726)
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment income (loss)                              (50)         10,325         (21,934)         54,866         (36,217)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                           65           4,676         571,238         886,157         645,130
   Cost of investments sold                                      75           4,993         696,342         920,575         993,148
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)           (317)       (125,104)        (34,418)       (348,018)

Realized gain distributions                                      --              --          29,493              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                               (10)           (317)        (95,611)        (34,418)       (348,018)

Change in unrealized gains (losses)                          (1,403)         (6,212)       (764,149)        (25,597)     (1,153,477)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,413)         (6,529)       (859,760)        (60,015)     (1,501,495)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,463)  $       3,796   $    (881,694)  $      (5,149)  $  (1,537,712)
                                                      =============   =============   =============   =============   =============

(e) Previously known as UIF High Yield

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------

                                                                                   Van Kampen
                                                                                 Life Investment
                                                        Van Kampen Life          Trust (Class II)
                                                 Investment Trust Sub-Accounts     Sub-Account
                                                -------------------------------  ----------------

                                                                                     LIT Growth
                                                      LIT           LIT Money        and Income
                                                 Government (g)      Market          (Class II)
                                                 --------------   ------------      ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         --    $     45,179      $         24
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (8,633)        (45,382)              (86)
   Administrative expense                                 (718)         (3,762)               (6)
                                                  ------------    ------------      ------------

      Net Investment income (loss)                      (9,351)         (3,965)              (68)
                                                  ------------    ------------      ------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                 147,262       1,971,370             6,660
   Cost of investments sold                            140,177       1,971,370             7,989
                                                  ------------    ------------      ------------

      Realized gains (losses) on fund shares             7,085              --            (1,329)

Realized gain distributions                                 --              --                --
                                                  ------------    ------------      ------------

      Net realized gains (losses)                        7,085              --            (1,329)

Change in unrealized gains (losses)                     64,151              --              (517)
                                                  ------------    ------------      ------------

      Net realized and unrealized gains
         (losses) on Investments                        71,236              --            (1,846)
                                                  ------------    ------------      ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $     61,885    $     (3,965)     $     (1,914)
                                                  ============    ============      ============

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                                               AIM V.I. Dent
                                               AIM V.I. Capital Appreciation  AIM V.I. Core Equity (a)         Demographics
                                               ----------------------------- --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002        2001 (h)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                     $    (46,133) $    (37,220) $    (25,859) $    (23,632) $       (216) $        (17)
Net realized gains (losses)                          (593,461)      239,675      (229,480)      (45,784)       (3,474)            1
Change in unrealized gains (losses)                  (416,804)     (886,233)     (274,335)     (387,049)       (3,378)          560
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                 (1,056,398)     (683,778)     (529,674)     (456,465)       (7,068)          544
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              421,654     1,248,175       385,905     1,047,261        14,356         5,192
Benefit payments                                      (23,799)       (2,676)     (118,666)           --            --            --
Payments on termination                              (191,636)      (81,025)     (233,307)      (94,200)       (1,155)           --
Contract maintenance charge                            (3,457)         (651)       (2,795)         (652)          (10)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                  (228,374)    1,150,240       338,188       804,121        (4,725)          613
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          (25,612)    2,314,063       369,325     1,756,530         8,466         5,805
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  (1,082,010)    1,630,285      (160,349)    1,300,065         1,398         6,349

NET ASSETS AT BEGINNING OF PERIOD                   3,731,348     2,101,063     2,572,217     1,272,152         6,349            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  2,649,338  $  3,731,348  $  2,411,868  $  2,572,217  $      7,747  $      6,349
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           401,361       171,090       323,463       121,874           510            --
    Units issued                                      244,160       258,067       259,704       227,687         1,521           510
    Units redeemed                                   (263,743)      (27,796)     (219,173)      (26,098)       (1,100)           --
                                                 ------------ ------------- ------------- ------------- ------------- -------------
   Units outstanding at end of period                 381,778       401,361       363,994       323,463           931           510
                                                 ============ ============= ============= ============= ============= =============

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                    AIM V.I.
                                                AIM V.I. Diversified Income   International Growth (b)   AIM V.I. Premier Equity (c)
                                               ----------------------------  --------------------------  ---------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $     66,686  $     40,056  $     (8,940) $     (7,475) $    (20,815) $    (16,242)
Net realized gains (losses)                           (10,769)       (2,460)      (73,665)       (5,630)     (191,567)       (8,918)
Change in unrealized gains (losses)                   (43,356)      (28,000)     (148,277)     (205,974)     (655,218)     (160,651)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     12,561         9,596      (230,882)     (219,079)     (867,600)     (185,811)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              142,813       342,841       211,412       538,031       417,868       979,075
Benefit payments                                      (30,596)       (5,818)         (546)       (6,942)      (37,570)       (9,849)
Payments on termination                               (50,364)      (23,577)     (194,442)      (23,510)     (206,072)      (63,480)
Contract maintenance charge                              (499)            4        (1,573)         (605)       (2,144)         (420)
Transfers among the sub-accounts
   and with the Fixed Account - net                   270,155        16,965       174,226       218,219       533,808       437,841
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          331,509       330,415       189,077       725,193       705,890     1,343,167
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     344,070       340,011       (41,805)      506,114      (161,710)    1,157,356

NET ASSETS AT BEGINNING OF PERIOD                     692,756       352,745     1,147,253       641,139     2,128,600       971,244
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  1,036,826  $    692,756  $  1,105,448  $  1,147,253  $  1,966,890  $  2,128,600
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period            68,158        35,481       140,931        59,434       245,255        96,586
    Units issued                                       92,460        45,791        71,510        90,156       291,184       183,550
    Units redeemed                                    (59,599)      (13,114)      (49,283)       (8,659)     (207,153)      (34,881)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 101,019        68,158       163,158       140,931       329,286       245,255
                                                 ============  ============  ============  ============  ============  ============

(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                       VIP Contrafund                VIP Growth                VIP High Income
                                                 --------------------------  --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $    (24,624) $    (20,750) $    (45,048) $    (41,398) $     51,364  $     27,579
Net realized gains (losses)                          (156,902)       (7,698)     (495,830)       94,954       (38,670)      (19,057)
Change in unrealized gains (losses)                  (320,016)     (182,849)   (1,076,459)     (651,147)          108       (65,746)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (501,542)     (211,297)   (1,617,337)     (597,591)       12,802       (57,224)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              869,768     1,880,113       605,863     2,084,400       106,346       214,714
Benefit payments                                       (5,038)           --      (160,718)           --          (586)           --
Payments on termination                              (487,867)     (150,427)     (406,431)     (173,740)      (54,160)      (28,155)
Contract maintenance charge                            (3,626)         (794)       (5,966)       (2,202)         (523)         (144)
Transfers among the sub-accounts
   and with the Fixed Account - net                   624,290       748,501       507,175       997,977        83,745       200,001
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          997,527     2,477,393       539,923     2,906,435       134,822       386,416
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     495,985     2,266,096    (1,077,414)    2,308,844       147,624       329,192

NET ASSETS AT BEGINNING OF PERIOD                   3,434,777     1,168,681     4,520,539     2,211,695       549,109       219,917
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  3,930,762  $  3,434,777  $  3,443,125  $  4,520,539  $    696,733  $    549,109
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           373,502       110,084       509,882       202,793        81,090        28,295
    Units issued                                      301,811       304,595       416,824       350,188        51,651        67,728
    Units redeemed                                   (197,621)      (41,177)     (363,718)      (43,099)      (31,947)      (14,933)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 477,692       373,502       562,988       509,882       100,794        81,090
                                                 ============  ============  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                         VIP Index 500       VIP Investment Grade Bond         VIP Overseas
                                                  -------------------------  --------------------------  --------------------------

                                                      2002          2001         2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net Investment income (loss)                      $     (8,154) $   (16,667) $     73,432  $     29,851  $     (7,439) $     21,392
Net realized gains (losses)                           (317,756)     (47,786)       28,186        15,051      (108,261)       (6,126)
Change in unrealized gains (losses)                   (922,275)    (260,054)      260,488        81,151      (202,979)     (254,803)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,248,185)    (324,507)      362,106       126,053      (318,679)     (239,537)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             1,170,111    1,877,829       665,152     1,511,584       149,950       706,256
Benefit payments                                       (65,061)          --       (39,789)           --       (42,078)           --
Payments on termination                               (478,946)    (168,462)     (167,701)     (108,327)      (96,987)      (26,700)
Contract maintenance charge                             (4,353)      (1,178)       (2,396)         (371)       (1,431)         (391)
Transfers among the sub-accounts
   and with the Fixed Account - net                    800,190    1,107,054     1,106,258       782,654       167,285       179,195
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                         1,421,941    2,815,243     1,561,524     2,185,540       176,739       858,360
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      173,756    2,490,736     1,923,630     2,311,593      (141,940)      618,823

NET ASSETS AT BEGINNING OF PERIOD                    4,279,233    1,788,497     3,153,795       842,202     1,308,030       689,207
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  4,452,989  $ 4,279,233  $  5,077,425  $  3,153,795  $  1,166,090  $  1,308,030
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             493,459      178,937       266,533        76,221       161,755        66,295
    Units issued                                       579,970      353,722       255,908       236,682       102,863       116,998
    Units redeemed                                    (404,796)     (39,200)     (128,398)      (46,370)      (81,418)      (21,538)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                   668,633      493,459       394,043       266,533       183,200       161,755
                                                  ============  ===========  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                       VIP Equity-Income       VIP Investment Grade Bond          VIP Overseas
                                                       (Service Class 2)           (Service Class 2)           (Service Class 2)
                                                    -----------------------   ---------------------------   -----------------------

                                                       2002        2001(h)        2002         2001 (h)        2002        2001(h)
                                                    ----------   ----------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $      (81)  $       (1)  $       (241)  $        (20)  $      (30)  $       (1)
Net realized gains (losses)                               (997)          --              4             --           (7)          (1)
Change in unrealized gains (losses)                     (1,047)           9          4,741            (24)        (810)         (21)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from operations                                      (2,125)           8          4,504            (44)        (847)         (23)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                13,042          700         96,362          8,753          361           --
Benefit payments                                            --           --             --             --           --           --
Payments on termination                                     --           --             --             --           --           --
Contract maintenance charge                                 (6)          --            (45)            --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                     (4,397)          --         19,109            512        3,054          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from capital transactions                             8,639          700        115,426          9,265        3,411          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --             --             --           --           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                        6,514          708        119,930          9,221        2,564          592

NET ASSETS AT BEGINNING OF PERIOD                          708           --          9,221             --          592           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

NET ASSETS AT END OF PERIOD                         $    7,222   $      708   $    129,151   $      9,221   $    3,156   $      592
                                                    ==========   ==========   ============   ============   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  65           --            927             --           54           --
   Units issued                                          1,294           65         11,070            927          315           54
   Units redeemed                                         (550)          --            (24)            --           (3)          --
                                                    ----------   ----------   ------------   ------------   ----------   ----------
  Units outstanding at end of period                       809           65         11,973            927          366           54
                                                    ==========   ==========   ============   ============   ==========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Lazard Retirement
                                                       Janus Aspen Series (Service Shares) Sub-Accounts    Series, Inc. Sub-Account
                                                       -------------------------------------------------   ------------------------

                                                                                       Worldwide Growth
                                                       Global Value(Service Shares)    (Service Shares)         Emerging Markets
                                                       ----------------------------  --------------------  ------------------------

                                                           2002           2001(h)       2002      2001(h)     2002        2001 (h)
                                                       -------------   ------------  ----------  --------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                           $         (37)  $         --  $      (43) $     --  $       (50)  $        7
Net realized gains (losses)                                        2             --        (470)       --            9            1
Change in unrealized gains (losses)                           (1,319)            --      (1,825)       --         (167)         552
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from operations                                            (1,354)            --      (2,338)       --         (208)         560
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                       7,000             --       8,989        --          466        4,408
Benefit payments                                                  --             --          --        --           --           --
Payments on termination                                           --             --          --        --           --           --
Contract maintenance charge                                       --             --          (2)       --           (7)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                            2,566             --       2,013        --          (41)          (2)
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from capital transactions                                   9,566             --      11,000        --          418        4,406
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I                 --             --          --        --           --           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS                              8,212             --       8,662        --          210        4,966

NET ASSETS AT BEGINNING OF PERIOD                                 --             --          --        --        4,966           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

NET ASSETS AT END OF PERIOD                            $       8,212   $         --  $    8,662  $     --  $     5,176   $    4,966
                                                       =============   ============  ==========  ========  ===========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                        --             --          --        --          411           --
   Units issued                                                  804             --       1,212        --           35          411
   Units redeemed                                                 --             --        (164)       --           (5)          --
                                                       -------------   ------------  ----------  --------  -----------   ----------
  Units outstanding at end of period                             804             --       1,048        --          441          411
                                                       =============   ============  ==========  ========  ===========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      LSA Variable Series Trust Sub-Accounts
                                                   --------------------------------------------------------------------------------

                                                     LSA Aggressive Growth           LSA Balanced              LSA Basic Value
                                                   --------------------------  -------------------------- ------------------------

                                                       2002        2001 (h)        2002          2001         2002         2001 (h)
                                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $       (123) $        (10) $     38,912  $    106,322  $       (89) $       301
Net realized gains (losses)                                (494)           --        24,454       290,142       (1,392)          --
Change in unrealized gains (losses)                    (742,819)     (157,303)   (1,117,904)     (270,300)    (523,321)     (92,397)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from operations                                     (743,436)     (157,313)   (1,054,538)      126,164     (524,802)     (92,096)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                  2,492         2,400         4,660         3,090       10,453        1,655
Benefit payments                                             --            --            --            --           --           --
Payments on termination                                  (1,932)           --        (1,593)           --           --           --
Contract maintenance charge                                 (11)           --           (10)           --          (11)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                       6,560           972         1,125            --       (5,568)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                              7,109         3,372         4,182         3,090        4,874        1,655
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --     2,500,000            --            --           --    2,500,000
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                      (736,327)    2,346,059    (1,050,356)      129,254     (519,928)   2,409,559

NET ASSETS AT BEGINNING OF PERIOD                     2,346,059            --     5,758,128     5,628,874    2,409,559           --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF PERIOD                        $  1,609,732  $  2,346,059  $  4,707,772  $  5,758,128  $ 1,889,631  $ 2,409,559
                                                   ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  310            --           285            --          153           --
   Units issued                                             855           310           606           305        1,045          153
   Units redeemed                                          (230)           --          (198)          (20)        (701)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------
  Units outstanding at end of period                        935           310           693           285          497          153
                                                   ============  ============  ============  ============  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                        LSA Blue Chip        LSA Capital Appreciation   LSA Disciplined Equity
                                                   ------------------------  ------------------------  -------------------------

                                                      2002        2001 (h)      2002       2001 (h)        2002         2001
                                                   -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $      (215) $       (14) $      (194) $       (14) $    31,455  $     20,835
Net realized gains (losses)                             (1,944)          --          (43)          --         (967)            1
Change in unrealized gains (losses)                   (632,942)     (94,774)    (850,474)     (47,554)  (2,245,216)   (1,200,223)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from operations                                    (635,101)     (94,788)    (850,711)     (47,568)  (2,214,728)   (1,179,387)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                14,572        5,064        7,881        4,120        5,937         6,085
Benefit payments                                            --           --           --           --           --            --
Payments on termination                                 (2,169)          --           --           --           --            --
Contract maintenance charge                                (26)          --          (25)          --           (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                       (727)         511        4,948          614       (4,217)            1
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from capital transactions                            11,650        5,575       12,804        4,734        1,713         6,086
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    2,500,000           --    3,000,000           --            --
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (623,451)   2,410,787     (837,907)   2,957,166   (2,213,015)   (1,173,301)

NET ASSETS AT BEGINNING OF PERIOD                    2,410,787           --    2,957,166           --    8,765,598     9,938,899
                                                   -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS AT END OF PERIOD                        $ 1,787,336  $ 2,410,787  $ 2,119,259  $ 2,957,166  $ 6,552,583  $  8,765,598
                                                   ===========  ===========  ===========  ===========  ===========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 516           --          407           --          579            --
   Units issued                                          2,008          516        1,092          407          743           580
   Units redeemed                                       (1,012)          --          (11)          --         (607)           (1)
                                                   -----------  -----------  -----------  -----------  -----------  ------------
  Units outstanding at end of period                     1,512          516        1,488          407          715           579
                                                   ===========  ===========  ===========  ===========  ===========  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                   LSA Diversified Mid Cap   LSA Emerging Growth Equity      LSA Focused Equity
                                                  -------------------------  --------------------------  --------------------------

                                                      2002        2001 (h)       2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      2,192  $     1,958  $       (108) $      1,407  $        (16) $      2,736
Net realized gains (losses)                                 (9)           1          (790)            1            (3)           --
Change in unrealized gains (losses)                   (583,974)      12,430    (2,106,878)   (1,089,919)   (1,341,931)     (824,291)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    (581,791)      14,389    (2,107,776)   (1,088,511)   (1,341,950)     (821,555)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                 3,788        4,435           677         8,229           831           591
Benefit payments                                            --           --            --            --            --            --
Payments on termination                                     --           --        (1,685)           --            --            --
Contract maintenance charge                                (19)          --           (10)           --            (4)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                         65           --         1,297            --           157            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                             3,834        4,435           279         8,229           984           591
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    3,000,000            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (577,957)   3,018,824    (2,107,497)   (1,080,282)   (1,340,966)     (820,964)

NET ASSETS AT BEGINNING OF PERIOD                    3,018,824           --     5,029,847     6,110,129     4,500,448     5,321,412
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,440,867  $ 3,018,824  $  2,922,350  $  5,029,847  $  3,159,482  $  4,500,448
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 408           --           728            --            56            --
   Units issued                                            343          408           182           729           113            56
   Units redeemed                                          (12)          --          (223)           (1)           (6)           --
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                       739          408          687           728           163            56
                                                  ============  ===========  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                       LSA Growth Equity          LSA Mid Cap Value           LSA Value Equity
                                                  --------------------------  -------------------------  --------------------------

                                                      2002          2001          2002        2001 (h)      2002           2001
                                                  ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      1,347  $         (1) $      5,196  $     9,201  $        (70) $     29,896
Net realized gains (losses)                                 (4)          163            (3)          --          (272)      132,788
Change in unrealized gains (losses)                 (1,157,204)     (788,557)     (205,967)     167,543    (1,309,941)     (464,882)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,155,861)     (788,395)     (200,774)     176,744    (1,310,283)     (302,198)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   727           501         1,920           --           387         9,088
Benefit payments                                            --            --            --           --            --            --
Payments on termination                                     --            --            --           --        (2,548)           --
Contract maintenance charge                                 (5)           --            (1)          --            (6)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                        195            --            90           --           165            (1)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                               917           501         2,009           --        (2,002)        9,087
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --            --    2,500,000            --            --
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   (1,154,944)     (787,894)     (198,765)   2,676,744    (1,312,285)     (293,111)

NET ASSETS AT BEGINNING OF PERIOD                    4,742,363     5,530,257     2,676,744           --     5,910,674     6,203,785
                                                  ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  3,587,419  $  4,742,363  $  2,477,979  $ 2,676,744  $  4,598,389  $  5,910,674
                                                  ============  ============  ============  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                  45            --            --           --           851            --
   Units issued                                            100            45           164           --            57           876
   Units redeemed                                           (5)           --            (3)          --          (268)          (25)
                                                  ------------  ------------  ------------  -----------  ------------  ------------
  Units outstanding at end of period                       140            45           161           --           640           851
                                                  ============  ============  ============  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                       MFS Variable Insurance Trust Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                          MFS Bond                MFS High Income          MFS Investors Trust
                                                  ------------------------  --------------------------  --------------------------

                                                     2002         2001          2002          2001          2002          2001
                                                  -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    81,991  $    29,003  $     24,372  $     12,746  $    (14,199) $    (11,021)
Net realized gains (losses)                               773        4,777        (8,290)       (3,039)      (89,531)       11,990
Change in unrealized gains (losses)                    70,837       17,644       (11,736)      (11,373)     (393,125)     (190,535)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    153,601       51,424         4,346        (1,666)     (496,855)     (189,566)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              436,085      686,780        57,067       106,592       321,116       767,528
Benefit payments                                       (2,718)          --            --            --       (88,477)           --
Payments on termination                              (146,520)     (74,487)      (46,051)      (18,137)     (127,607)      (53,995)
Contract maintenance charge                            (1,065)        (192)         (289)          (37)       (1,727)         (248)
Transfers among the sub-accounts
   and with the Fixed Account - net                   428,997      369,327        90,562       140,208       355,373       664,408
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          714,779      981,428       101,289       228,626       458,678     1,377,693
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --           --            --            --            --            --
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     868,380    1,032,852       105,635       226,960       (38,177)    1,188,127

NET ASSETS AT BEGINNING OF PERIOD                   1,394,497      361,645       341,129       114,169     1,844,242       656,115
                                                  -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,262,877  $ 1,394,497  $    446,764  $    341,129  $  1,806,065  $  1,844,242
                                                  ===========  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            121,177       33,711        36,229        12,219       215,156        63,500
   Units issued                                       131,140      110,754        32,652        30,654       203,814       169,255
   Units redeemed                                     (69,421)     (23,288)      (22,027)       (6,644)     (148,857)      (17,599)
                                                  -----------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  182,896      121,177        46,854        36,229       270,113       215,156
                                                  ===========  ===========  ============  ============  ============  ============

     See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                   MFS Variable Insurance
                                                     Trust Sub-Accounts    MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                                  ------------------------ ---------------------------------------------------------
                                                                                 MFS New Discovery
                                                      MFS New Discovery           (Service Class)      MFS Utilities (Service Class)
                                                  --------------------------  ------------------------ -----------------------------

                                                      2002          2001         2002        2001 (h)        2002        2001 (h)
                                                  ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    (35,838) $    (23,167) $      (103) $        (1) $          1  $         --
Net realized gains (losses)                           (149,687)       21,628       (1,738)          --            (1)           --
Change in unrealized gains (losses)                   (939,179)      (37,899)      (1,459)          10           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,124,704)      (39,438)      (3,300)           9           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                               543,357     1,235,095        7,350           --            --            --
Benefit payments                                       (36,921)           --           --           --            --            --
Payments on termination                               (191,960)      (82,399)          --           --            --            --
Contract maintenance charge                             (2,650)         (628)          (6)          --            (1)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                    362,166       656,012       (1,000)         818           103            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                           673,992     1,808,080        6,344          818           102            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --           --           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (450,712)    1,768,642        3,044          827            86            --

NET ASSETS AT BEGINNING OF PERIOD                    2,830,392     1,061,750          827           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,379,680  $  2,830,392  $     3,871  $       827  $         86  $         --
                                                  ============  ============  ===========  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             201,082        70,680           64           --            --            --
   Units issued                                        182,154       151,104          968           64            15            --
   Units redeemed                                     (132,622)      (20,702)        (584)          --            (4)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------
   Units outstanding at end of period                  250,614       201,082          448           64            11            --
                                                  ============  ============  ===========  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Oppenheimer Variable Account
                                                           OCC Accumulation Trust Sub-Accounts               Funds Sub-Accounts
                                                  -----------------------------------------------------  ---------------------------

                                                  OCC Science and Technology        OCC Small Cap             Oppenheimer Bond
                                                  --------------------------  --------------------------  -------------------------

                                                      2002        2001 (h)       2002        2001 (h)        2002          2001
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $       (28) $         (8) $        (10) $         (1) $    348,246  $    180,535
Net realized gains (losses)                              (488)            2            71            --        11,237        16,116
Change in unrealized gains (losses)                    (1,032)          520          (280)           56       161,855        (9,734)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     (1,548)          514          (219)           55       521,338       186,917
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   --         2,042           452           413       637,203     1,849,650
Benefit payments                                           --            --            --            --       (33,196)           --
Payments on termination                                (1,154)           --            --            --      (627,946)      (77,513)
Contract maintenance charge                                (6)           --            (3)           --        (2,360)          813
Transfers among the sub-accounts
   and with the Fixed Account - net                     1,073            --           100            --     2,914,093       721,248
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                              (87)        2,042           549           413     2,887,794     2,494,198
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amoounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      (1,635)        2,556           330           468     3,409,132     2,681,115

NET ASSETS AT BEGINNING OF PERIOD                       2,556            --           468            --     5,325,476     2,644,361
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $       921  $      2,556  $        798  $        468  $  8,734,608  $  5,325,476
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                163            --            39            --       477,018       251,952
   Units issued                                            94           163            50            39       527,920       281,995
   Units redeemed                                        (139)           --            (3)           --      (278,578)      (56,929)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                      118           163            86            39       726,360       477,018
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                        Oppenheimer
                                                    Capital Appreciation    Oppenheimer Global Securities  Oppenheimer High Income
                                                  ------------------------- ----------------------------- -------------------------

                                                     2002          2001          2002           2001           2002         2001
                                                  -----------  ------------  ------------   ------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (46,575) $    (43,947) $    (45,001)  $    (33,324)  $   122,494  $    61,913
Net realized gains (losses)                          (852,622)      213,762      (540,813)       247,433      (106,921)      (7,062)
Change in unrealized gains (losses)                (1,332,546)     (928,165)   (1,032,633)      (676,642)      (79,484)     (60,088)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from operations                                 (2,231,743)     (758,350)   (1,618,447)      (462,533)      (63,911)      (5,237)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              916,593     3,448,851       745,684      2,719,718       237,616      540,545
Benefit payments                                      (71,757)           --       (83,481)            --            --           --
Payments on termination                              (863,723)     (148,589)   (1,159,223)      (192,198)      (65,360)     (39,451)
Contract maintenance charge                            (6,030)       (1,187)       (4,788)          (632)         (735)         108
Transfers among the sub-accounts
   and with the Fixed Account - net                    11,031     1,662,569       499,197      1,644,416      (363,745)     155,741
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from capital transactions                          (13,886)    4,961,644        (2,611)     4,171,304      (192,224)     656,943
                                                  -----------  ------------  ------------   ------------   -----------  -----------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --             --            --           --
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                  (2,245,629)    4,203,294    (1,621,058)     3,708,771      (256,135)     651,706

NET ASSETS AT BEGINNING OF PERIOD                   7,148,106     2,944,812     6,023,454      2,314,683     1,317,816      666,110
                                                  -----------  ------------  ------------   ------------   -----------  -----------

NET ASSETS AT END OF PERIOD                       $ 4,902,477  $  7,148,106  $  4,402,396   $  6,023,454   $ 1,061,681  $ 1,317,816
                                                  ===========  ============  ============   ============   ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            652,728       231,990       472,644        157,682       136,928       69,642
   Units issued                                       371,528       488,298       255,586        371,095        68,723       78,556
   Units redeemed                                    (404,110)      (67,560)     (278,726)       (56,133)      (91,096)     (11,270)
                                                  -----------  ------------  ------------   ------------   -----------  -----------
  Units outstanding at end of period                  620,146       652,728       449,504        472,644       114,555      136,928
                                                  ===========  ============  ============   ============   ===========  ===========

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                Oppenheimer
                                                    Variable Account Funds     Variable Account Funds     PIMCO Variable Insurance
                                                         Sub-Accounts       (Service Class) Sub-Account      Trust Sub-Accounts
                                                  -------------------------  --------------------------  --------------------------

                                                   Oppenheimer Main Street    Oppenheimer Main Street
                                                      Small Cap Growth       Small Cap (Service Class)         Foreign Bond
                                                  -------------------------  --------------------------  --------------------------

                                                     2002          2001          2002        2001 (h)       2002         2001 (h)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (28,981) $    (16,087) $       (147) $        (12) $        601  $          2
Net realized gains (losses)                           (34,293)      (26,782)         (263)           --           403            --
Change in unrealized gains (losses)                  (366,059)      110,656        (1,502)          401         1,290            (6)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (429,333)       67,787        (1,912)          389         2,294            (4)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              470,471       754,200         8,126         3,301        95,582           750
Benefit payments                                      (31,165)       (3,210)           --            --            --            --
Payments on termination                              (400,361)      (63,436)           --            --            --            --
Contract maintenance charge                            (2,822)         (754)          (13)           --            (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                   480,140       472,816        (1,414)           --         9,068            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          516,263     1,159,616         6,699         3,301       104,643           750
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      86,930     1,227,403         4,787         3,690       106,937           746

NET ASSETS AT BEGINNING OF PERIOD                   1,991,007       763,604         3,690            --           746            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,077,937  $  1,991,007  $      8,477  $      3,690  $    107,683  $        746
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            158,771        59,886           309            --            74            --
   Units issued                                       150,309       117,408           704           309         9,990            74
   Units redeemed                                    (109,877)      (18,523)         (156)           --           (28)           --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  199,203       158,771           857           309        10,036            74
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                        PIMCO Variable Insurance Trust Sub-Accounts        Trust Sub-Accounts
                                                     -------------------------------------------------  ------------------------

                                                           Money Market           Total Return (d)            VT High Yield
                                                     ------------------------ ------------------------  ------------------------

                                                        2002        2001 (h)     2002        2001 (h)      2002        2001 (h)
                                                     -----------  ----------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                         $        (9) $         4 $       795  $         7  $       859  $       (11)
Net realized gains (losses)                                   --           --       1,312            6          (20)          --
Change in unrealized gains (losses)                           --           --         792          (19)       3,278          122
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                            (9)           4       2,899           (6)       4,117          111
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   3,728        3,722      95,250          664      101,569        4,155
Benefit payments                                              --           --          --           --           --           --
Payments on termination                                   (1,602)          --          --           --           --           --
Contract maintenance charge                                  (18)          --          (7)          --          (17)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                        1,061           --       9,130           --        7,886          460
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                               3,169        3,722     104,373          664      109,438        4,615
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I             --           --          --           --           --           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          3,160        3,726     107,272          658      113,555        4,726

NET ASSETS AT BEGINNING OF PERIOD                          3,726           --         658           --        4,726           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                          $     6,886  $     3,726 $   107,930  $       658  $   118,281  $     4,726
                                                     ===========  =========== ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                   372           --          66           --          448           --
   Units issued                                              497          372      10,030           66       11,052          448
   Units redeemed                                           (181)          --         (26)          --          (22)          --
                                                     -----------  ----------- -----------  -----------  -----------  -----------
  Units outstanding at end of period                         688          372      10,070           66       11,478          448
                                                     ===========  =========== ===========  ===========  ===========  ===========

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                        Putnam Variable            Rydex Variable       Salomon Brothers Variable
                                                       Trust Sub-Accounts        Trust Sub-Account      Series Funds Sub- Account
                                                    ------------------------  ------------------------  -------------------------

                                                       VT International
                                                       Growth and Income              Rydex OTC                  Capital
                                                    ------------------------  ------------------------  ------------------------

                                                        2002       2001 (h)       2002      2001 (h)       2002       2001 (h)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $       (35) $       (10) $       (13)  $       --  $       (50) $        21
Net realized gains (losses)                                  --           (1)        (704)          --          (10)          --
Change in unrealized gains (losses)                        (520)         132          (16)          --       (1,403)         317
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                         (555)         121         (733)          --       (1,463)         338
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                     --        3,635        1,689           --          332        4,871
Benefit payments                                             --           --           --           --           --           --
Payments on termination                                      --           --           --           --           --           --
Contract maintenance charge                                  (5)          --           --           --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                         (41)          --         (921)          --          124           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                                (46)       3,635          768           --          452        4,871
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          (601)       3,756           35           --       (1,011)       5,209

NET ASSETS AT BEGINNING OF PERIOD                         3,756           --           --           --        5,209           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                         $     3,155  $     3,756  $        35  $        --  $     4,198  $     5,209
                                                    ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  345           --           --           --          468           --
   Units issued                                               3          345          142           --           47          468
   Units redeemed                                            (7)          --         (138)          --           (4)          --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of period                       341          345            4           --          511          468
                                                    ===========  ===========  ===========  ===========  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional
                                                      Funds, Inc. Sub-Account       Van Kampen Life Investment Trust Sub-Accounts
                                                   -----------------------------  ------------------------------------------------

                                                   Van Kampen UIF High Yield (e)       LIT Comstock           LIT Domestic Income
                                                   -----------------------------  ------------------------  ----------------------

                                                        2002         2001 (h)         2002         2001      2002 (f)        2001
                                                    -----------    -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                        $    10,325    $       474    $   (21,934) $   (24,499) $   54,866  $   18,689
Net realized gains (losses)                                (317)            --        (95,611)      (9,460)    (34,418)      1,162
Change in unrealized gains (losses)                      (6,212)          (331)      (764,149)    (140,223)    (25,597)     21,122
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from operations                                       3,796            143       (881,694)    (174,182)     (5,149)     40,973
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                100,151          4,150        679,087    2,500,785      88,379     281,237
Benefit payments                                             --             --         (9,738)          --          --          --
Payments on termination                                  (2,707)            --       (205,312)    (107,764)    (20,063)    (45,433)
Contract maintenance charge                                 (12)            --         (3,542)        (356)       (113)         68
Transfers among the sub-accounts
    and with the Fixed Account - net                      5,821             --        624,083      559,300    (809,297)    118,599
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from capital transactions                           103,253          4,150      1,084,578    2,951,965    (741,094)    354,471
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I           --             --             --           --          --          --
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS                       107,049          4,293        202,884    2,777,783    (746,243)    395,444

NET ASSETS AT BEGINNING OF PERIOD                         4,293             --      3,253,536      475,753     746,243     350,799
                                                    -----------    -----------    -----------  -----------  ----------  ----------

NET ASSETS AT END OF PERIOD                         $   111,342    $     4,293    $ 3,456,420  $ 3,253,536  $       --  $  746,243
                                                    ===========    ===========    ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of period                 410             --        271,535       38,222      65,168       33,266
    Units issued                                         11,697            410        240,746      288,347      36,378       39,189
    Units redeemed                                         (473)            --       (150,326)     (55,034)   (101,546)      (7,287)
                                                    -----------    -----------    -----------  -----------  ----------  -----------
   Units outstanding at end of period                    11,634            410        361,955      271,535          --       65,168
                                                    ===========    ===========    ===========  ===========  ==========  ===========

 (e) Previously known as UIF High Yield

 (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

 (h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

 See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                                     -----------------------------------------------------------------------

                                                                                      LIT
                                                        LIT Emerging Growth        Government          LIT Money Market
                                                     --------------------------    -----------    --------------------------

                                                        2002           2001         2002 (g)         2002           2001
                                                     -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                         $   (36,217)   $   (35,027)   $    (9,351)   $    (3,965)   $    39,501
Net realized gains (losses)                             (348,018)      (106,175)         7,085             --             --
Change in unrealized gains (losses)                   (1,153,477)      (821,152)        64,151             --             --
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from operations                                   (1,537,712)      (962,354)        61,885         (3,965)        39,501
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                 625,847      2,480,607         66,961        946,370      1,361,761
Benefit payments                                         (32,768)            --         (1,312)           (66)            --
Payments on termination                                 (441,259)      (141,588)       (54,147)      (589,145)      (204,847)
Contract maintenance charge                               (4,686)        (1,891)          (433)        (7,230)        (1,687)
Transfers among the sub-accounts
    and with the Fixed Account - net                     435,753        795,907      1,222,732        820,425      1,002,267
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from capital transactions                            582,887      3,133,035      1,233,801      1,170,354      2,157,494
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I            --             --             --             --             --
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                       (954,825)     2,170,681      1,295,686      1,166,389      2,196,995

NET ASSETS AT BEGINNING OF PERIOD                      4,015,402      1,844,721             --      3,032,384        835,389
                                                     -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                          $ 3,060,577    $ 4,015,402    $ 1,295,686    $ 4,198,773    $ 3,032,384
                                                     ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period              381,854        118,584             --        279,441         78,720
    Units issued                                         280,543        307,655        172,934        472,392        438,075
    Units redeemed                                      (225,704)       (44,385)       (51,148)      (364,682)      (237,354)
                                                     -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period                    436,693        381,854        121,786        387,151        279,441
                                                     ===========    ===========    ===========    ===========    ===========

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    Van Kampen Life Investment
                                                    Trust (Class II) Sub-Account
                                                   -----------------------------

                                                            LIT Growth
                                                       and Income (Class II)
                                                   -----------------------------

                                                        2002        2001 (h)
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
Net investment income (loss)                         $      (68)   $       --
Net realized gains (losses)                              (1,329)           --
Change in unrealized gains (losses)                        (517)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from operations                                     (1,914)           --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
Deposits                                                 10,894            --
Benefit payments                                             --            --
Payments on termination                                      --            --
Contract maintenance charge                                  (6)           --
Transfers among the sub-accounts
     and with the Fixed Account - net                    (4,420)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from capital transactions                            6,468            --
                                                     ----------    ----------
Increase (decrease) in amounts retained in
     Allstate Financial Advisors Separate Account I          --            --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                         4,554            --

NET ASSETS AT BEGINNING OF PERIOD                            --            --
                                                     ----------    ----------

NET ASSETS AT END OF PERIOD                          $    4,554    $       --
                                                     ==========    ==========

UNITS OUTSTANDING
     Units outstanding at beginning of period                --            --
       Units issued                                       1,288            --
       Units redeemed                                      (785)           --
                                                     ----------    ----------
     Units outstanding at end of period                     503            --
                                                     ==========    ==========

(h)  For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003. In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. See Note 3 for further information. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate issues two variable annuity contracts, SelectDirections and the Allstate Financial Personal Retirement Manager ("Retirement Manager") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                   LAZARD RETIREMENT SERIES, INC.
          AIM V.I. Capital Appreciation                  Emerging Markets
          AIM V.I. Core Equity (Previously known as    LSA VARIABLE SERIES TRUST
              AIM V.I. Growth and Income)                LSA Aggressive Growth
          AIM V.I. Dent Demographics                     LSA Balanced
          AIM V.I. Diversified Income                    LSA Basic Value
          AIM V.I. International Growth (Previously      LSA Blue Chip
              known as AIM V.I. International Equity)    LSA Capital Appreciation
          AIM V.I. Premier Equity (Previously known      LSA Disciplined Equity
              as AIM V.I. Value)                         LSA Diversified Mid Cap
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        LSA Emerging Growth Equity
          VIP Contrafund                                 LSA Focused Equity
          VIP Growth                                     LSA Growth Equity
          VIP High Income                                LSA Mid Cap Value
          VIP Index 500                                  LSA Value Equity
          VIP Investment Grade Bond                    MFS VARIABLE INSURANCE TRUST
          VIP Overseas                                   MFS Bond
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        MFS High Income
          (SERVICE CLASS 2)                              MFS Investors Trust
          VIP Equity-Income (Service Class 2)            MFS New Discovery
          VIP Investment Grade Bond (Service           MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
              Class 2)                                   MFS New Discovery (Service Class)
          VIP Overseas (Service Class 2)                 MFS Utilities (Service Class)
        JANUS ASPEN SERIES (SERVICE SHARES)            OCC ACCUMULATION TRUST
          Global Value (Service Shares)                  OCC Science and Technology
          Worldwide Growth (Service Shares)              OCC Small Cap

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS           PUTNAM VARIABLE TRUST
        Oppenheimer Bond                             VT High Yield
        Oppenheimer Capital Appreciation             VT International Growth and Income
        Oppenheimer Global Securities              RYDEX VARIABLE TRUST
        Oppenheimer High Income                      Rydex OTC
        Oppenheimer Main Street Small Cap          SALOMON BROTHERS VARIABLE SERIES FUNDS
          Growth                                     Capital
      OPPENHEIMER VARIABLE ACCOUNT FUNDS           THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       (SERVICE CLASS)                               Van Kampen UIF High Yield (Previously
        Oppenheimer Main Street Small Cap              known as UIF High Yield)
          Growth (Service Class)                   VAN KAMPEN LIFE INVESTMENT TRUST
        Oppenheimer International Growth             LIT Comstock
          (Service Class)*                           LIT Domestic Income (Merged with LIT
      PIMCO VARIABLE INSURANCE TRUST                   Government)
        Foreign Bond                                 LIT Emerging Growth
        Money Market                                 LIT Government
        Total Return (Previously known as            LIT Money Market
          Total Return Bond)                       VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                     LIT Growth and Income (Class II)

          * Fund was available, but had no activity as of December 31, 2002.

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate has made investments in the funds of LSA Variable Series Trust ("Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 4 are not deducted from Allstate's investment in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On September 11, 2002, the boards of directors of Allstate and Northbrook Life approved the merger of Northbrook Life into Allstate (the "Merger"). Allstate and Northbrook Life will consummate the Merger on January 1, 2003. Allstate will be the surviving legal entity and Northbrook Life will no longer exist as an independent entity as a result of the Merger. In conjunction with the Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") will merge with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II will also be merged on January 1, 2003 with the Fixed Account maintained by Allstate.

     At December 31, 2002, the VA, VA II and the Account offered 11, 53, and 59 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the merger on January 1, 2003, the Account will offer 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II will not change as a result of the merger with the Account. All fees previously assessed by Northbrook Life will be assessed by Allstate subsequent to December 31, 2002. The table below presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2002.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Capital Appreciation                    $     2,649,338     $            --     $    21,154,818     $    23,804,156
     AIM V. I. Core Equity                                   2,411,868                                                   2,411,868
     AIM V. I. Dent Demographics                                 7,747                                                       7,747
     AIM V. I. Diversified Income                            1,036,826                                                   1,036,826
     AIM V. I. Growth                                                                               10,486,057          10,486,057
     AIM V. I. International Growth                          1,105,448                                                   1,105,448
     AIM V. I. Premier Equity                                1,966,890                              43,535,051          45,501,941

Alliance Variable Product Series Fund
     Alliance Growth                                                                                12,173,298          12,173,298
     Alliance Growth & Income                                                                      135,646,350         135,646,350
     Alliance Premier Growth                                                                        29,035,477          29,035,477

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                          3,930,762                                                   3,930,762
     VIP Growth                                              3,443,125                                                   3,443,125
     VIP High Income                                           696,733                                                     696,733
     VIP Index 500                                           4,452,989                                                   4,452,989
     VIP Investment Grade Bond                               5,077,425                                                   5,077,425
     VIP Overseas                                            1,166,090                                                   1,166,090

Fidelity Variable Insurance Products Fund (Service
   Class 2)
     VIP Equity-Income (Service Class 2)                         7,222                                                       7,222
     VIP Investment Grade Bond (Service Class 2)               129,151                                                     129,151
     VIP Overseas (Service Class 2)                              3,156                                                       3,156

Janus Aspen Series (Service Shares)
     Global Value (Service Shares)                               8,212                                                       8,212
     Worldwide Growth (Service Shares)                           8,662                                                       8,662

Lazard Retirement Series, Inc.
     Emerging Markets                                            5,176                                                       5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
     LSA Aggressive Growth                             $     1,609,732     $            --     $     1,902,072     $     3,511,804
     LSA Balanced                                            4,707,772                                                   4,707,772
     LSA Basic Value                                         1,889,631                                                   1,889,631
     LSA Blue Chip                                           1,787,336                                                   1,787,336
     LSA Capital Appreciation                                2,119,259                                                   2,119,259
     LSA Disciplined Equity                                  6,552,583                                                   6,552,583
     LSA Diversified Mid Cap                                 2,440,867                                                   2,440,867
     LSA Emerging Growth Equity                              2,922,350                                                   2,922,350
     LSA Focused Equity                                      3,159,482                                                   3,159,482
     LSA Growth Equity                                       3,587,419                                                   3,587,419
     LSA Mid Cap Value                                       2,477,979                                                   2,477,979
     LSA Value Equity                                        4,598,389                                                   4,598,389

MFS Variable Insurance Trust
     MFS Bond                                                2,262,877                                                   2,262,877
     MFS High Income                                           446,764                                                     446,764
     MFS Investors Trust                                     1,806,065                                                   1,806,065
     MFS New Discovery                                       2,379,680                                                   2,379,680

MFS Variable Insurance Trust (Service Class)
     MFS New Discovery (Service Class)                           3,871                                                       3,871
     MFS Utilities (Service Class)                                  86                                                          86

Morgan Stanley Variable Investment Series
     Aggressive Equity                                                                              37,744,391          37,744,391
     Dividend Growth                                                            16,175,433         762,851,012         779,026,445
     Equity                                                                     23,039,815         572,558,344         595,598,159
     European Growth                                                             3,838,954         178,747,148         182,586,102
     Global Advantage                                                                   --          21,521,435          21,521,435
     Global Dividend Growth                                                      2,248,250         187,920,626         190,168,876
     High Yield                                                                  2,422,542          41,082,879          43,505,421
     Income Builder                                                                255,457          46,838,848          47,094,305
     Information                                                                                     1,960,815           1,960,815
     Limited Duration                                                                               69,290,700          69,290,700
     Money Market                                                               10,387,894         391,619,468         402,007,362
     Pacific Growth                                                                291,483          18,027,664          18,319,147
     Quality Income Plus                                                         9,139,207         388,576,672         397,715,879
     S&P 500 Index                                                                                 104,608,980         104,608,980
     Strategist                                                                 15,900,893         336,030,851         351,931,744
     Utilities                                                                   4,484,266         175,038,501         179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------

                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class
   Y Shares)
     Aggressive Equity (Class Y Shares)                $            --     $            --     $    17,226,203     $    17,226,203
     Dividend Growth (Class Y Shares)                                                               68,922,746          68,922,746
     Equity (Class Y Shares)                                                                        63,832,081          63,832,081
     European Growth (Class Y Shares)                                                               21,754,695          21,754,695
     Global Advantage (Class Y Shares)                                                               5,211,886           5,211,886
     Global Dividend Growth (Class Y Shares)                                                        20,620,654          20,620,654
     High Yield (Class Y Shares)                                                                    10,638,797          10,638,797
     Income Builder (Class Y Shares)                                                                13,400,928          13,400,928
     Information (Class Y Shares)                                                                    5,043,719           5,043,719
     Limited Duration (Class Y Shares)                                                              70,980,957          70,980,957
     Money Market (Class Y Shares)                                                                 131,413,323         131,413,323
     Pacific Growth (Class Y Shares)                                                                 2,619,407           2,619,407
     Quality Income Plus (Class Y Shares)                                                           99,129,739          99,129,739
     S&P 500 Index (Class Y Shares)                                                                 61,908,782          61,908,782
     Strategist (Class Y Shares)                                                                    55,794,328          55,794,328
     Utilities (Class Y Shares)                                                                     19,653,084          19,653,084

OCC Accumulation Trust
     OCC Science and Technology                                    921                                                         921
     OCC Small Cap                                                 798                                                         798

Oppenheimer Variable Account Funds
     Oppenheimer Bond                                        8,734,608                                                   8,734,608
     Oppenheimer Capital Appreciation                        4,902,477                                                   4,902,477
     Oppenheimer Global Securities                           4,402,396                                                   4,402,396
     Oppenheimer High Income                                 1,061,681                                                   1,061,681
     Oppenheimer Main Street Small Cap Growth                2,077,937                                                   2,077,937

Oppenheimer Variable Account Funds (Service Class ("SC"))
     Oppenheimer Main Street Small Cap Growth (SC)               8,477                                                       8,477

PIMCO Variable Insurance Trust
     Foreign Bond                                              107,683                                                     107,683
     Money Market                                                6,886                                                       6,886
     Total Return                                              107,930                                                     107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                    Allstate Financial                                            Allstate Financial
                                                    Advisors Separate   Northbrook Variable  Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                              Account I        Annuity Account    Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
     VT Growth and Income                             $            --     $            --      $    30,708,551     $    30,708,551
     VT High Yield                                            118,281                                                      118,281
     VT International Growth                                                                        48,013,703          48,013,703
     VT International Growth and Income                         3,155                                                        3,155
     VT Small Cap Value                                                                             20,193,705          20,193,705
     VT Voyager                                                                                     34,395,037          34,395,037

Rydex Variable Trust
     Rydex OTC                                                     35                                                           35

Salomon Brothers Variable Series Funds
     Capital                                                    4,198                                                        4,198

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                                                    21,571,826          21,571,826
     UIF Equity Growth                                                                              47,599,623          47,599,623
     UIF International Magnum                                                                       19,087,765          19,087,765
     UIF Mid Cap Growth                                                                              6,544,012           6,544,012
     UIF Mid Cap Value                                                                              75,421,246          75,421,246
     UIF U.S. Real Estate                                                                           44,037,989          44,037,989
     Van Kampen UIF High Yield                                111,342                                                      111,342

Van Kampen Life Investment Trust
     LIT Comstock                                           3,456,420                               19,704,044          23,160,464
     LIT Emerging Growth                                    3,060,577                               82,915,649          85,976,226
     LIT Government                                         1,295,686                                                    1,295,686
     LIT Money Market                                       4,198,773                                                    4,198,773

Van Kampen Life Investment Trust (Class II)
     LIT Comstock (Class II)                                                                        38,761,904          38,761,904
     LIT Emerging Growth (Class II)                                                                 24,441,575          24,441,575
     LIT Growth and Income (Class II)                           4,554                                                        4,554
                                                      ---------------     ---------------      ---------------     ---------------

            TOTAL NET ASSETS                          $   106,523,777     $    88,184,194      $ 4,769,899,415     $ 4,964,607,386
                                                      ===============     ===============      ===============     ===============

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 1.70% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:


                                                                             Purchases
                                                                          ---------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
           AIM V. I. Capital Appreciation                                 $       972,141
           AIM V. I. Core Equity (a)                                            1,040,250
           AIM V. I. Dent Demographics                                             17,499
           AIM V. I. Diversified Income                                           566,268
           AIM V. I. International Growth (b)                                     417,755
           AIM V. I. Premier Equity (c)                                         1,130,630

     Investments in the Fidelity Variable Insurance Products Fund
        Sub-Accounts:
           VIP Contrafund                                                       1,752,847
           VIP Growth                                                           1,594,474
           VIP High Income                                                        351,586
           VIP Index 500                                                        2,426,199
           VIP Investment Grade Bond                                            2,337,705
           VIP Overseas                                                           491,597

     Investments in the Fidelity Variable Insurance Products Fund
        Service Class 2) Sub-Accounts:
           VIP Equity-Income (Service Class 2)                                     13,255
           VIP Investment Grade Bond (Service Class 2)                            115,830
           VIP Overseas (Service Class 2)                                           3,443

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
           Global Value (Service Shares)                                            9,614
           Worldwide Growth (Service Shares)                                       12,345

     Investments in the Lazard Retirement Series, Inc. Sub-Account:
           Emerging Markets                                                           489

     (a) Previously known as AIM V. I. Growth and Income

     (b) Previously known as AIM V. I. International Equity

     (c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                             Purchases
                                                                          ---------------
     Investments in the LSA Variable Series Trust Sub-Accounts:
           LSA Aggressive Growth                                          $         9,025
           LSA Balanced                                                            69,620
           LSA Basic Value                                                         10,610
           LSA Blue Chip                                                           19,711
           LSA Capital Appreciation                                                12,804
           LSA Disciplined Equity                                                  37,903
           LSA Diversified Mid Cap                                                  6,212
           LSA Emerging Growth Equity                                               1,959
           LSA Focused Equity                                                         983
           LSA Growth Equity                                                        2,279
           LSA Mid Cap Value                                                        7,223
           LSA Value Equity                                                           803

     Investments in MFS Variable Insurance Trust Sub-Accounts:
           MFS Bond                                                             1,055,566
           MFS High Income                                                        198,769
           MFS Investors Trust                                                    812,407
           MFS New Discovery                                                    1,088,098

     Investments in MFS Variable Insurance Trust (Service Class)
       Sub-Accounts:
           MFS New Discovery (Service Class)                                       11,522
           MFS Utilities (Service Class)                                              103

     Investments in the OCC Accumulation Trust Sub-Accounts:
           OCC Science and Technology                                               1,071
           OCC Small Cap                                                              623

     Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
           Oppenheimer Bond                                                     3,888,754
           Oppenheimer Capital Appreciation                                     1,887,611
           Oppenheimer Global Securities                                        1,490,378
           Oppenheimer High Income                                                568,549
           Oppenheimer Main Street Small Cap Growth                             1,043,763

     Investments in the Oppenheimer Variable Account Funds
       (Service Class ("SC")) Sub-Account:
           Oppenheimer Main Street Small Cap Growth (SC)                            8,145

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                              --------------
     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
          Foreign Bond                                                        $      106,292
          Money Market                                                                 4,916
          Total Return (d)                                                           107,113

     Investments in the Putnam Variable Trust Sub-Accounts:
          VT High Yield                                                              110,957
          VT International Growth and Income                                              44

     Investments in the Rydex Variable Trust Sub-Account:
          Rydex OTC                                                                    1,699

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
          Capital                                                                        467

     Investments in The Universal Institutional Funds, Inc. Sub-Account:
          Van Kampen UIF High Yield (e)                                              118,253

     Investments in the Van Kampen Life Investment Trust Sub-Accounts:
          LIT Comstock                                                             1,663,375
          LIT Domestic Income (f)                                                    199,929
          LIT Emerging Growth                                                      1,191,800
          LIT Government (g)                                                       1,371,712
          LIT Money Market                                                         3,137,758

     Investments in the Van Kampen Life Investment Trust (Class II)
       Sub-Account:
          LIT Growth and Income (Class II)                                            13,061
                                                                              --------------

                                                                              $   33,515,794
                                                                              ==============

    (d) Previously know as Total Return Bond

    (e) Previously known as UIF High Yield

    (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

    (g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 4, the expense ratio represents mortality and expense risk charges and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                      At December 31,                  For the year ended December 31,
                                                    -------------------   --------------------------------------------------------

                                                       Accumulation        Investment           Expense                Total
                                                        Unit Value        Income Ratio*          Ratio**              Return***
                                                    ------------------    -------------     ---------------    -------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
     AIM V. I. Capital Appreciation
        2002                                        $  6.86 -  $  6.95         0.00 %       1.25%  -   1.65 %  -25.60 %  -  -25.30 %
        2001                                           9.22 -     9.31         0.00         1.25   -   1.65    -24.55    -  -24.24
     AIM V. I. Core Equity (a)
        2002                                           6.54 -     6.63         0.35         1.25   -   1.65    -16.97    -  -16.63
        2001                                           7.88 -     7.96         0.07         1.25   -   1.65    -24.11    -  -23.80
     AIM V. I. Dent Demographics
        2002                                           8.32 -     8.32         0.00         1.50   -   1.50    -33.22    -  -33.22
        2001 (h)                                      12.46 -    12.46         0.00         1.50   -   1.50     24.59    -   24.59

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,                For the year ended December 31,
                                                        ----------------    ------------------------------------------------------
                                                          Accumulation        Investment        Expense              Total
                                                           Unit Value        Income Ratio*      Ratio**             Return***
                                                        ----------------    -------------   --------------    --------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts (continued):
     AIM V. I. Diversified Income
        2002                                            $ 10.21 - $ 10.28          9.05 %   1.25 % -  1.45 %    0.83 %  -     1.03 %
        2001                                              10.13 -   10.18          9.05     1.25   -  1.45      2.09    -     2.30
     AIM V. I. International Equity (b)
        2002                                               6.70 -    6.79          0.64     1.25   -  1.65    -17.06    -   -16.72
        2001                                               8.07 -    8.15          0.42     1.25   -  1.65    -24.79    -   -24.49
     AIM V. I. Premier Equity (c)
        2002                                               5.90 -    5.99          0.39     1.25   -  1.65    -31.40    -   -31.13
        2001                                               8.61 -    8.69          0.17     1.25   -  1.65    -14.00    -   -13.66

Investments in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
     VIP Contrafund
        2002                                               8.14 -    8.25          0.80     1.25   -  1.65    -10.83    -   -10.48
        2001                                               9.12 -    9.21          0.42     1.25   -  1.65    -13.69    -   -13.34
     VIP Growth
        2002                                               6.04 -    6.13          0.25     1.25   -  1.65    -31.25    -   -30.98
        2001                                               8.79 -    8.88          0.05     1.25   -  1.65    -19.01    -   -18.68
     VIP High Income
        2002                                               6.88 -    6.92          9.55     1.25   -  1.45      1.95    -     2.16
        2001                                               6.71 -    6.78          8.48     1.25   -  1.65    -13.15    -   -12.84
     VIP Index 500
        2002                                               6.58 -    6.67          1.16     1.25   -  1.65    -23.52    -   -23.22
        2001                                               8.60 -    8.69          0.69     1.25   -  1.65    -13.55    -   -13.20
     VIP Investment Grade Bond
        2002                                              12.73 -   12.90          3.02     1.25   -  1.65      8.54    -     8.97
        2001                                              11.73 -   11.84          2.84     1.25   -  1.65      6.68    -     7.11
     VIP Overseas
        2002                                               6.33 -    6.37          0.80     1.25   -  1.45    -21.43    -   -21.27
        2001                                               8.02 -    8.10          3.42     1.25   -  1.65    -22.47    -   -22.15

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          ----------------  -----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                          ----------------  -------------   --------------    -------------------
Investments in the Fidelity Variable Insurance Products
  Fund (Service Class 2) Sub-Accounts:
     VIP Equity-Income (Service Class 2)
        2002                                              $  8.93 - $ 8.93           0.53 %  1.50 %-  1.50 %  -18.40 % -   -18.40 %
        2001 (h)                                            10.94 -  10.94           0.00    1.50  -  1.50      9.41   -     9.41
     VIP Investment Grade Bond (Service Class 2)
        2002                                                10.79 -  10.79           0.62    1.50  -  1.50      8.44   -     8.44
        2001 (h)                                             9.95 -   9.95           0.00    1.50  -  1.50     -0.53   -    -0.53
     VIP Overseas (Service Class 2)
        2002                                                 8.62 -   8.62           0.85    1.50  -  1.50    -21.65   -   -21.65
        2001 (h)                                            11.00 -  11.00           0.00    1.50  -  1.50      9.98   -     9.98

Investments in the Janus Aspen Series (Service
  Shares) Sub-Accounts:
     Global Value (Service Shares)
        2002                                                10.21 -  10.21           0.93    1.50  -  1.50      2.10   -     2.10
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00
     Worldwide Growth (Service Shares)
        2002                                                 8.27 -   8.27           1.27    1.50  -  1.50    -17.35   -   -17.35
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00

Investments in the Lazard Retirement Series, Inc.
  Sub-Account:
     Emerging Markets
        2002                                                11.73 -  11.73           0.61    1.50  -  1.50    -2.98    -    -2.98
        2001 (h)                                            12.09 -  12.09           0.81    1.50  -  1.50     20.95   -    20.95

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,             For the year ended December 31,
                                                          ----------------   ----------------------------------------------------

                                                            Accumulation      Investment       Expense              Total
                                                             Unit Value      Income Ratio*     Ratio**            Return***
                                                          ----------------   -------------  --------------   --------------------
Investments in the LSA Variable Series Trust
  Sub-Accounts:
     LSA Aggressive Growth
        2002                                              $  7.74 - $  7.74         0.00 %  1.50 %-  1.50 %  -32.62 %  -   -32.62 %
        2001 (h)                                            11.48 -   11.48         0.00    1.50  -  1.50     14.82    -    14.82
     LSA Balanced
        2002                                                 8.20 -    8.20         1.22    1.50  -  1.50    -19.53    -   -19.53
        2001                                                10.19 -   10.19         1.87    1.50  -  1.50      1.86    -     1.86
     LSA Basic Value
        2002                                                 8.84 -    8.84         0.00    1.50  -  1.50    -22.88    -   -22.88
        2001 (h)                                            11.46 -   11.46         0.03    1.50  -  1.50     14.64    -    14.64
     LSA Blue Chip
        2002                                                 8.16 -    8.16         0.00    1.50  -  1.50    -27.30    -   -27.30
        2001 (h)                                            11.22 -   11.22         0.00    1.50  -  1.50     12.22    -    12.22
     LSA Capital Appreciation
        2002                                                 8.91 -    8.91         0.00    1.50  -  1.50    -29.73    -   -29.73
        2001 (h)                                            12.68 -   12.68         0.00    1.50  -  1.50     26.82    -    26.82
     LSA Disciplined Equity
        2002                                                 8.16 -    8.16         0.41    1.50  -  1.50    -26.38    -   -26.38
        2001                                                11.08 -   11.08         0.22    1.50  -  1.50     10.83    -    10.83
     LSA Diversified Mid Cap
        2002                                                 9.47 -    9.47         0.08    1.50  -  1.50    -20.46    -   -20.46
        2001 (h)                                            11.90 -   11.90         0.13    1.50  -  1.50     19.01    -    19.01
     LSA Emerging Growth Equity
        2002                                                 7.54 -    7.54         0.00    1.50  -  1.50    -42.77    -   -42.77
        2001                                                13.17 -   13.17         0.03    1.50  -  1.50     31.69    -    31.69
     LSA Focused Equity
        2002                                                 7.67 -    7.67         0.00    1.50  -  1.50    -30.87    -   -30.87
        2001                                                11.10 -   11.10         0.06    1.50  -  1.50     11.02    -    11.02
     LSA Growth Equity
        2002                                                 8.21 -    8.21         0.03    1.50  -  1.50    -25.51    -   -25.51
        2001                                                11.02 -   11.02         0.00    1.50  -  1.50     10.24    -    10.24
     LSA Mid Cap Value
        2002                                                10.92 -   10.92         0.20    1.50  -  1.50      9.21    -     9.21
        2001 (h)                                               -- -      --         0.00    0.00  -  0.00      0.00    -     0.00
     LSA Value Equity
        2002                                                 8.49 -    8.49         0.00    1.50  -  1.50    -23.34    -   -23.34
        2001                                                11.07 -   11.07         0.49    1.50  -  1.50     10.71    -    10.71

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense              Total
                                                             Unit Value      Income Ratio*       Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in MFS Variable Insurance Trust
  Sub-Accounts:
     MFS Bond
        2002                                              $ 12.22 - $ 12.39        5.84 %   1.25 % -  1.65 %    7.14 % -    7.57 %
        2001                                                11.41 -   11.52        4.58     1.25   -  1.65      6.92   -    7.35
     MFS High Income
        2002                                                 9.42 -    9.55        7.56     1.25   -  1.65      0.89   -    1.29
          2001                                               9.33 -    9.42        6.88     1.25   -  1.65      0.39   -    0.80
     MFS Investors Trust
        2002                                                 6.60 -    6.70        0.60     1.25   -  1.65    -22.10   -  -21.95
        2001                                                 8.54 -    8.58        0.43     1.25   -  1.45    -17.17   -  -17.00
     MFS New Discovery
        2002                                                 9.39 -    9.52        0.00     1.25   -  1.65    -32.75   -  -32.48
        2001                                                13.96 -   14.09        0.00     1.25   -  1.65     -6.59   -   -6.22

Investments in MFS Variable Insurance Trust (Service
  Class) Sub-Accounts:
     MFS New Discovery (Service Class)
        2002                                                 8.63 -    8.63        0.00     1.50   -  1.50    -32.83   -  -32.83
        2001 (h)                                            12.85 -   12.85        0.00     1.50   -  1.50     28.50   -   28.50
     MFS Utilities (Service Class)
        2002                                                 7.64 -    7.64        2.33     1.50   -  1.50    -23.57   -  -23.57
        2001 (h)                                               -- -      --        0.00     0.00   -  0.00      0.00   -    0.00

Investments in the OCC Accumulation Trust Sub-Accounts:
     OCC Science and Technology
        2002                                                 7.80 -    7.80        0.00     1.50   -  1.50    -50.34   -  -50.34
        2001 (h)                                            15.70 -   15.70        0.00     1.50   -  1.50     57.03   -   57.03
     OCC Small Cap
        2002                                                 9.29 -    9.29        0.00     1.50   -  1.50    -22.81   -  -22.81
        2001 (h)                                            12.03 -   12.03        0.00     1.50   -  1.50     20.33   -   20.33

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense             Total
                                                            Unit Value       Income Ratio*      Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in the Oppenheimer Variable Account Funds
  Sub-Accounts:
     Oppenheimer Bond
        2002                                              $ 11.87 - $ 12.04        6.14 %   1.25 % - 1.65 %     7.29 % -    7.72 %
        2001                                                11.07 -   11.17        5.83     1.25   - 1.65       6.01   -    6.44
     Oppenheimer Capital Appreciation
        2002                                                 7.81 -    7.92        0.64     1.25   - 1.65     -28.06   -  -27.77
        2001                                                10.86 -   10.96        0.47     1.25   - 1.65     -14.02   -  -13.67
     Oppenheimer Global Securities
        2002                                                 9.68 -    9.81        0.60     1.25   - 1.65     -23.41   -  -23.10
        2001                                                12.64 -   12.76        0.51     1.25   - 1.65     -13.49   -  -13.14
     Oppenheimer High Income
        2002                                                 9.22 -    9.28       11.89     1.25   - 1.45      -3.80   -   -3.61
        2001                                                 9.59 -    9.63        7.52     1.25   - 1.45       0.49   -    0.69
     Oppenheimer Main Street Small Cap Growth
        2002                                                10.30 -   10.44        0.00     1.25   - 1.65     -17.13   -  -16.79
        2001                                                12.43 -   12.55        0.00     1.25   - 1.65      -2.00   -   -1.61

Investments in the Oppenheimer Variable Account Funds
  (Service Class) Sub-Account:
     Oppenheimer Main Street Small Cap Growth
       (Service Class)
        2002                                                 9.89 -    9.89        0.00     1.50   - 1.50     -17.19   -  -17.19
        2001 (h)                                            11.94 -   11.94        0.00     1.50   - 1.50      19.40   -   19.40

Investments in the PIMCO Variable Insurance Trust
  Sub-Accounts:
     Foreign Bond
        2002                                                10.73 -   10.73        1.96     1.50   - 1.50       6.58   -    6.58
        2001 (h)                                            10.07 -   10.07        0.80     1.50   - 1.50       0.68   -    0.68
     Money Market
        2002                                                10.01 -   10.01        1.68     1.50   - 1.50      -0.12   -   -0.12
        2001 (h)                                            10.02 -   10.02        0.70     1.50   - 1.50       0.17   -    0.17
     Total Return (d)
        2002                                                10.72 -   10.72        2.31     1.50   - 1.50       7.45   -    7.45
        2001 (h)                                             9.97 -    9.97        2.43     1.50   - 1.50      -0.25   -   -0.25

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            At December 31,             For the year ended December 31,
                                                           -----------------  ----------------------------------------------------
                                                             Accumulation      Investment       Expense              Total
                                                              Unit Value      Income Ratio*     Ratio**            Return***
                                                           -----------------  -------------  -------------    --------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT High Yield
        2002                                               $ 10.31 - $ 10.31         2.38 %  1.50 % - 1.50 %   -2.21 %  -    -2.21 %
        2001 (h)                                             10.54 -   10.54         0.00    1.50   - 1.50      5.38    -     5.38
     VT International Growth and Income
        2002                                                  9.24 -    9.24         0.52    1.50   - 1.50    -15.06    -   -15.06
        2001 (h)                                             10.88 -   10.88         0.00    1.50   - 1.50      8.79    -     8.79

Investments in the Rydex Variable Trust Sub-Account:
     Rydex OTC
        2002                                                  8.18 -    8.18         0.00    1.50   - 1.50    -18.23    -   -18.23
        2001 (h)                                                -- -      --         0.00    0.00   - 0.00      0.00    -     0.00

Investments in the Salomon Brothers Variable Series Funds
  Sub-Account:
     Capital
        2002                                                  8.22 -    8.22         0.45    1.50   - 1.50    -26.18    -   -26.18
        2001 (h)                                             11.14 -   11.14         1.34    1.50   - 1.50     11.37    -    11.37

Investments in The Universal Institutional Funds, Inc.
  Sub-Account:
     Van Kampen UIF High Yield (e)
        2002                                                  9.57 -    9.57        18.80    1.50   - 1.50     -8.66    -    -8.66
        2001 (h)                                             10.48 -   10.48        22.64    1.50   - 1.50      4.78    -     4.78

(e) Previously known as UIF High Yield

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,               For the year ended December 31,
                                                        ------------------  ----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                        ------------------  -------------  --------------    --------------------
Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
     LIT Comstock
        2002                                            $  9.44  - $  9.57        0.77 %   1.25 % -  1.65 %  -20.57 %  -   -20.25 %
        2001                                              11.89  -   12.00        0.00     1.25   -  1.65     -4.06    -    -3.68
     LIT Domestic Income (f)
        2002                                                 --  -      --       15.62     0.00   -  0.00      0.00    -     0.00
        2001                                              11.36  -   11.47        4.74     1.25   -  1.65      8.16    -     8.60
     LIT Emerging Growth
        2002                                               6.93  -    7.02        0.35     1.25   -  1.65    -33.59    -   -33.33
        2001                                              10.43  -   10.53        0.06     1.25   -  1.65    -32.62    -   -32.35
     LIT Government
        2002 (g)                                          10.61  -   10.64        0.00     1.25   -  1.65      6.14    -     6.43
     LIT Money Market
        2002                                              10.72  -   10.86        1.25     1.25   -  1.65     -0.44    -    -0.04
        2001                                              10.76  -   10.87        3.48     1.25   -  1.65      1.98    -     2.39

Investments in the Van Kampen Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income (Class II)
        2002                                               9.05  -    9.05        1.05     1.50   -  1.50     -9.50    -    -9.50
        2001 (h)                                             --  -      --        0.00     0.00   -  0.00      0.00    -     0.00

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I ("Separate Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)        Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No.
           333-102934) dated February 3, 2003.)

(4)(j)     Form of Enhanced Beneficiary Protection Rider A--Annual Increase
           (Plus) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No.
           333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(n) Form of Retirement Income Guarantee Rider 1 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form's N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form's N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) filed herewith.

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No.
           333-72017) dated April 20, 2001.)

(6)(b) By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April
           20, 2001.)

(7)        Not applicable

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No.
           333-72017) dated September 23, 2002.)
(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No.
           333-72017) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
           September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form's N-4 Registration Statement (File No. 333-102934) dated April
           17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement
           (File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement
           (File No. 333-64254) dated September 7, 2001)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated
           February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company and filed herewith.

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed herewith.

(10)(a)    Independent Auditors' Consent filed herewith.

(10)(b)    Consent of Foley & Lardner filed herewith.

(11)       Not applicable

(12)       Not applicable

(13)(a) Performance Data Calculations (Previously filed in Pre-Effective No. 1 of this Form's N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(13)(b)    Performance Data Calculations filed herewith.

(14)       Not applicable

(99) Powers of Attorney for David A. Bird, Margaret G. Dyer, Marla G. Friedman, Danny L. Hale, Edward M. Liddy, John C. Lounds, J. Kevin McCarthy, Robert W. Pike, Samuel H. Pilch, Steven E. Shebik, Eric A. Simonson, Kevin R. Slawin, Casey J. Sylla, Michael J. Velotta and Thomas J. Wilson, II (Previously filed in the Initial Filing of this Form's N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

-----------------------------------------------------------------------


25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Casey J. Sylla                      Chairman of the Board, President, and
                                    Director (Principal Executive Officer)
Michael J. Velotta                  Senior Vice President, General Counsel,
                                    Secretary, and Director
David A. Bird                       Senior Vice President and Director
Margaret G. Dyer                    Senior Vice President and Director
Marla G. Friedman                   Senior Vice President and Director
Danny L. Hale                       Director
Edward M. Liddy                     Director
John C. Lounds                      Senior Vice President and Director
J. Kevin McCarthy                   Senior Vice President and Director
Robert W. Pike                      Director
Steven E. Shebik                    Senior Vice President, Chief Financial
                                    Officer, and Director
                                    (Principal Financial Officer)
Eric A. Simonson                    Senior Vice President, Chief Investment
                                    Officer, and Director
Kevin R. Slawin                     Senior Vice President and Director
Thomas J. Wilson, II                Director
Samuel H. Pilch                     Group Vice President and Controller
                                    (Principal Accounting Officer)
Richard L. Baker                    Vice President
Michael B. Boyle                    Vice President
Karen C. Gardner                    Vice President
Dennis C. Gomez                     Vice President
John R. Hunter                      Vice President
Mary J. McGinn                      Vice President and Assistant Secretary
William H. Monie                    Vice President
J. Eric Smith                       Vice President
B. Eugene Wraith                    Vice President
James P. Zils                       Treasurer
D. Steven Boger                     Assistant Vice President
Lisa Cochrane                       Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed
                                    Actuary
Lawrence W. Dahl                    Assistant Vice President
Sarah R. Donahue                    Assistant Vice President
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Gregory J. Guidos                   Assistant Vice President
Brent H. Hamann                     Assistant Vice President
Keith A. Hauschildt                 Assistant Vice President
Ronald A. Johnson                   Assistant Vice President
Teresa G. Logue                     Assistant Vice President
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Barry S. Paul                       Assistant Vice President and Assistant
                                    Treasurer
John C. Pintozzi                    Assistant Vice President
Joseph P. Rath                      Assistant Vice President, Assistant General
                                    Counsel and Assistant Secretary
Charles L. Salisbury                Assistant Vice President
Robert A. Shore                     Assistant Vice President
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Patricia W. Wilson                  Assistant Vice President and Assistant
                                    Secretary
Richard Zaharias                    Assistant Vice President
Laura R. Zimmerman                  Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy
                                    Officer
Doris J. Bryant                     Assistant Secretary
Emma M. Kalaidjian                  Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Kristine Leston                     Assistant Secretary

The principal business address of Mr. Bird is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed March 28, 2003, (File #1-11840).


27. NUMBER OF CONTRACT OWNERS
            (a). Morgan Stanley Variable Annuity Contract:
As of May 31, 2003, there were 144 non-qualified contracts and 268 qualified contracts.

            (b). Morgan Stanley Variable Annuity-L Share Contract:
  As of May 31, 2003, there were 167 non-qualified contracts and 172 qualified contracts.

            (c). Allstate Advisor Contract (STI version):
As of the date of this filing, the offering of the Allstate Advisor Contract (STI version) has not commenced.

            (d). Allstate Advisor Preferred (STI version):
As of the date of this filing, the offering of the Allstate Advisor Preferred Contract (STI version) has not commenced.




28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Allstate Life Insurance Company Separate Account A
     Allstate Life of New York Variable Account A

Morgan Stanley DW Inc., principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

     Allstate Financial Advisors Separate Account I
     Northbrook Variable Annuity Account
     Northbrook Life Variable Life Separate Account A
     Allstate Life of New York Variable Annuity Account
     Allstate Life of New York Variable Annuity Account II

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

Richard L. Baker                        Manager
Brent H. Hamann                         Manager, Executive Vice President and
                                        Secretary
John R. Hunter                          President, Chairman of the Board
                                        and Manager
Karen C. Gardner                        Vice President
Maribel V. Gerstner                     Assistant Vice President and Chief
                                        Compliance Officer
Mary Claire Sheehy                      Chief Operations Officer
William Webb                            Treasurer
Joanne M. Derrig                        Assistant Vice President and Chief
                                        Privacy Officer
Susan L. Lees                           Assistant Secretary
Joseph P. Rath                          Assistant Secretary
Michael J. Velotta                      Assistant Secretary
Barry S. Paul                           Assistant Treasurer
James P. Zils                           Assistant Treasurer
Ron Johnson                             Executive Vice President
Rob Shore                               Executive Vice President
DeeAnne Asplin                          Sr. Vice President
Eric Alstrin                            Sr. Vice President
Eric L. Baldwin                         Sr. Vice President
Jason Bickler                           Sr. Vice President
Bill Borst                              Sr. Vice President
Jeff Churba                             Sr. Vice President
Russ Cobler                             Sr. Vice President
Evelyn Cooper                           Sr. Vice President
Albert Dal Porto                        Sr. Vice President
Gregg Ruvoli                            Sr. Vice President
Andrea Schur                            Sr. Vice President
Mike Scanlon                            Sr. Vice President
Ralph Schmidt                           Sr. Vice President
Rebecca Bates                           Vice President
Warren A. Blom                          Vice President
L. Andrea Barfield Bolger               Vice President
Eugene Bolinsky                         Vice President
P.J. Bonfilio                           Vice President
Herny Conkle                            Vice President
Brian Connelly                          Vice President
John DeGeronimo                         Vice President
Diane Donnelly                          Vice President
Russ Ergood                             Vice President
Don Gross                               Vice President
Bill Houston                            Vice President
Lyn Jordan                              Vice President
Gwenn Kessler                           Vice President
George Knox                             Vice President
Don Lanham                              Vice President
Stephen A. Lipker                       Vice President
Josh Lutzker                            Vice President
Thomas Mahoney                          Vice President
Barbara Marsh                           Vice President
David McHugh                            Vice President
Jeff Mount                              Vice President
Greg Mudd                               Vice President
John C. Mueting                         Vice President
Larry Nisenson                          Vice President
Karen K.M. Norrman                      Vice President
Shane O'Brien                           Vice President
David Onan                              Vice President
Jeff Osterman                           Vice President
Ken Rapp                                Vice President
Bob Riley                               Vice President
Merritt Schoff                          Vice President
Anne Serato                             Vice President
Troy V. Simmons                         Vice President
Deanna Smith                            Vice President
Stu Smith                               Vice President
David Veale                             Vice President
Brian J. Wood                           Vice President

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

The directors and officers of Morgan Stanley DW Inc., the principal underwriter for the Conracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

Name and Principal Business             Positions and Offices
Address* of Each Such Person            with Underwriter

John H. Schaefer                        President, Chief Executive Officer and
                                        Chief Operating Officer
Bruce F. Alonso                         Managing Director
Mary Caracappa                          Managing Director and Controller
Ronald T. Carman                        Managing Director, Associate General
                                        Counsel and Assistant Secretary
Mayree Clark                            Managing Director
Alexander C. Frank                      Managing Director and Treasurer
Raymond A. Harris                       Managing Director
Stephen J. Liguori                      Managing Director
Robin Roger                             Managing Director and General Counsel
                                        Securities
Michael H. Stone                        Managing Director, General Counsel and
                                        Secretary
Samuel A. Turvey                        Managing Director and Chief Compliance
                                        Officer
Charles F. Vadala, Jr.                  Managing Director and Chief Financial
                                        Officer
Steven C. Van Wyk                       Managing Director
Robert V. Luebeck                       Chief Operations Officer
Joyce L. Kramer                         Executive Director, Deputy General
                                        Counsel and Assistant Secretary
Robert L. Palleschi                     Executive Director
Debra M. Aaron                          Vice President
Darlene R. Lockhart                     Vice President
Bruce Sandberg                          Vice President
Kevin Mooney                            Vice President
Frank G. Skubic                         Vice President
Eileen S. Wallace                       Vice President
Sabrina Hurley                          Assistant Secretary

* The principal business address of the above-named individuals is 1585 Broadway, New York, New York 10036.


29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                    (2)                   (3)                    (4)                (5)
                                        Net Underwriting
Name of Principal    Discounts and      Compensation on        Brokerage
Underwriter         Commissions         Redemption            Commissions       Compensation
------------------------------------------------------------------------------------------------------------

Allstate
Distributors            N/A                 N/A               $31,969,223.79         N/A

Morgan Stanley
DW Inc.                 N/A                 N/A               $24,918,665.80         N/A


30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley DW Inc., is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33.    REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account A, has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 26th day of June, 2003.


                                                     ALLSTATE FINANCIAL ADVISORS
                                                              SEPARATE ACCOUNT I
                                                                    (REGISTRANT)

                                             BY: ALLSTATE LIFE INSURANCE COMPANY
                                                                     (DEPOSITOR)

                                                      By: /s/ Michael J. Velotta
                                                    ----------------------------
                                                              Michael J. Velotta
                                            Senior Vice President, Secretary and
                                                                 General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 26th day of June, 2003.

*/CASEY J. SYLLA                    Chairman of the Board, President
-----------------------             and Director
Casey J. Sylla                      (Principal Executive Officer)


/s/MICHAEL J. VELOTTA               Senior Vice President, Secretary,
---------------------               General Counsel and Director
Michael J. Velotta


*/STEVEN E. SHEBIK                  Senior Vice President, Chief
---------------------               Financial Officer and Director
Steven E. Shebik                    (Principal Financial Officer)


*/ERIC A. SIMONSON                  Senior Vice President, Chief
----------------                    Investment Officer and Director
Eric A. Simonson


*/SAMUEL H. PILCH                   Group Vice President and Controller
------------------                  (Principal Accounting Officer)
Samuel H. Pilch


*/DAVID A. BIRD                     Senior Vice President and Director
----------------------
David A. Bird


*/MARGARET G. DYER                  Senior Vice President and Director
-----------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN                 Senior Vice President and Director
-------------------
Marla G. Friedman


*/DANNY L. HALE                     Director
-----------------
Danny L. Hale


*/EDWARD M. LIDDY                   Director
----------------
Edward M. Liddy


*/JOHN C. LOUNDS                    Senior Vice President and Director
-----------------
John C. Lounds


*/J. KEVIN MCCARTHY                 Senior Vice President and Director
----------------
J. Kevin McCarthy


*/ROBERT W. PIKE                    Director
----------------
Robert W. Pike


*/KEVIN R. SLAWIN                   Senior Vice President and Director
----------------
Kevin R. Slawin


*/THOMAS J. WILSON, II              Director
-----------------------
Thomas J. Wilson, II


*/ By Michael J. Velotta, pursuant to Power of Attorney filed herewith.

Exhibit Index

Exhibit No.                       Exhibit



(5)(c)     Form of Application for Allstate Advisor Contract (STI Channel)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance Company

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

10(a)      Independent Auditors' Consent

10(b)      Consent of Foley & Lardner

13(b)      Performance Data Calculations